UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                 811-08236

Northern Funds

(Exact Name of Registrant as Specified in Charter)

50 South LaSalle Street

Chicago, IL 60603

(Address of Principal Executive Offices) (Zip Code)

Lloyd A. Wennlund, President

Northern Funds

50 South LaSalle Street

Chicago, IL 60603

(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code: (312) 557-2790

Date of fiscal year end: March 31

Date of reporting period: June 30, 2009

Item 1.   Schedule of Investments.

The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY FUND	JUNE 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 87.6%
Brazil - 5.6%
All America Latina Logistica S.A.	85,400	$526
B2W Companhia Global Do Varejo	11,900	225
Banco do Brasil S.A.	74,000	800
BM&FBOVESPA S.A.	275,018	1,653
Centrais Eletricas Brasileiras S.A.	51,032	746
Cia de Concessoes Rodoviarias	25,400	407
Cia de Saneamento Basico do Estado de Sao Paulo	24,383	361
Cia Siderurgica Nacional S.A.	88,900	1,979
Cia Vale do Rio Doce	321,754	5,665
Cosan SA Industria e Comercio*	23,300	171
CPFL Energia S.A.	20,800	338
Cyrela Brazil Realty S.A.	43,300	328
EDP - Energias do Brasil S.A.	11,300	156
Empresa Brasileira de Aeronautica S.A.	111,600	464
Gerdau S.A.	22,100	179
Global Village Telecom Holding S.A.*	18,600	310
Investimentos Itau S.A.	8,043	36
JBS S.A.	75,788	272
Marfrig Alimentos S.A.*	27,400	203
MRV Engenharia e Participacoes S.A.	18,800	261
Natura Cosmeticos S.A.	27,500	363
OGX Petroleo e Gas Participacoes S.A.	2,800	1,428
Perdigao S.A.*	26,742	512
Petroleo Brasileiro S.A. - Petrobras	509,832	10,446
Porto Seguro S.A.	19,000	149
Redecard S.A.	73,455	1,130
Souza Cruz S.A.	16,300	464
Tele Norte Leste Participacoes S.A.	12,400	234
Tractebel Energia S.A.	26,600	257
Usinas Siderurgicas de Minas Gerais S.A.	23,675	501

		30,564

Chile - 1.4%
AES Gener S.A.	350,948	148
Banco de Credito e Inversiones	5,445	137
Banco Santander Chile S.A.	10,305,088	460
CAP S.A.	15,166	375
Centros Comerciales Sudamericanos S.A.	186,830	489
Colbun S.A.	1,588,921	402
Compania Cervecerias Unidas S.A.	28,428	203
Empresa Nacional de Electricidad S.A. ADR	3,800	189
Empresa Nacional de Electricidad S.A.	621,442	1,026
Empresas CMPC S.A.	22,000	574
Empresas COPEC S.A.	99,750	1,188
Enersis S.A.	2,369,978	880
Enersis S.A. ADR	9,024	167
ENTEL Chile S.A.	22,772	305
Lan Airlines S.A.	21,423	256
Lan Airlines S.A. ADR	8,335	100
SACI Falabella	59,210	233
Sociedad Quimica y Minera de Chile S.A. ADR	3,193	116
Vina Concha y Toro S.A.	102,933	191

		7,439

China - 18.9%
Agile Property Holdings Ltd.	406,000	578
Air China Ltd., Class H*	416,000	203
Alibaba.com Ltd.*	284,500	502
Aluminum Corp. of China Ltd., Class H	904,000	845
Angang Steel Co. Ltd., Class H	257,360	425
Anhui Conch Cement Co. Ltd., Class H	96,000	599
Bank of China Ltd., Class H	12,786,146	6,059
Bank of Communications Co. Ltd., Class H	1,239,000	1,385
Beijing Capital International Airport Co. Ltd., Class H*	378,000	264
Beijing Enterprises Holdings Ltd.	120,000	598
Belle International Holdings Ltd.	864,000	758
Byd Co. Ltd., Class H*	126,800	507
Chaoda Modern Agriculture Holding Ltd.	612,110	361
China Agri-Industries Holdings Ltd.	246,000	153
China BlueChemical Ltd., Class H	232,000	122
China Citic Bank, Class H	1,142,000	748
China Coal Energy Co., Class H	796,000	956
China Communications Construction Co. Ltd.	948,000	1,104
China Communications Services Corp. Ltd., Class H	304,000	187
China Construction Bank Corp., Class H	10,095,643	7,805
China COSCO Holdings Co. Ltd., Class H	571,250	674
China Dongxiang Group Co.	398,000	267
China Everbright Ltd.	154,000	383
China High Speed Transmission Equipment Group Co. Ltd.	207,500	416
China Insurance International Holdings Co. Ltd.*	117,000	247
China International Marine Containers Co. Ltd., Class B	102,000	97
China Life Insurance Co. Ltd., Class H	1,675,502	6,187

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY FUND    continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 87.6% continued
China - 18.9% continued
China Mengniu Dairy Co. Ltd.*	276,000	$640
China Merchants Bank Co. Ltd., Class H	750,000	1,711
China Merchants Holdings International Co. Ltd.	261,394	752
China Mobile Ltd.	1,348,486	13,522
China National Building Material Co. Ltd., Class H	288,000	556
China Oilfield Services Ltd., Class H	292,000	314
China Overseas Land & Investment Ltd.	932,560	2,159
China Petroleum & Chemical Corp.	3,628,751	2,756
China Railway Construction Corp. Ltd., Class H	427,000	658
China Railway Group Ltd., Class H*	882,515	707
China Resources Enterprise	290,000	580
China Resources Land Ltd.	460,000	1,013
China Resources Power Holdings Co. Ltd.	384,000	850
China Shenhua Energy Co. Ltd., Class H	714,000	2,620
China Shipping Container Lines Co. Ltd., Class H*	625,800	167
China Shipping Development Co. Ltd., Class H	310,000	396
China South Locomotive and Rolling Stock Corp.	436,000	257
China Telecom Corp. Ltd., Class H	3,068,000	1,517
China Travel International Inv HK	558,000	123
China Unicom Hong Kong Ltd.*	1,363,340	1,817
China Vanke Co. Ltd., Class B	236,272	341
China Yurun Food Group Ltd.	200,000	302
China Zhongwang Holdings Ltd.*	342,000	470
Citic Pacific Ltd.	253,000	520
CNOOC Ltd.	4,028,604	4,961
Cnpc Hong Kong Ltd.	410,000	341
Cosco Pacific Ltd.	274,000	307
Country Garden Holdings Co.	962,000	445
Datang International Power Generation Co. Ltd., Class H	710,000	429
Denway Motors Ltd.	1,092,000	435
Dongfang Electric Corp. Ltd., Class H	24,000	85
Dongfeng Motor Group Co. Ltd., Class H	626,000	526
Fosun International	250,000	157
GOME Electrical Appliances Holdings Ltd.	1,136,000	283
Guangdong Investment Ltd.	410,000	201
Guangshen Railway Co. Ltd., Class H	266,000	125
Guangzhou R&F Properties Co. Ltd., Class H	230,800	513
Harbin Power Equipment Co. Ltd., Class H	138,000	129
Hengan International Group Co. Ltd.	152,000	710
Huabao International Holdings Ltd.	312,000	302
Huaneng Power International, Inc., Class H	708,000	494
Industrial & Commercial Bank of China, Class H	9,342,000	6,488
Inner Mongolia Yitai Coal Co., Class B	58,800	273
Jiangsu Express Co. Ltd., Class H	232,000	170
Jiangxi Cooper Co. Ltd., Class H	341,000	554
Kingboard Chemicals Holdings Ltd.	108,000	268
Lenovo Group Ltd.	1,086,000	412
Li Ning Co. Ltd.	174,000	512
Maanshan Iron & Steel, Class H*	306,000	192
Parkson Retail Group Ltd.	312,000	445
PetroChina Co. Ltd., Class H	4,755,038	5,246
PICC Property & Casualty Co., Ltd., Class H*	458,000	315
Ping An Insurance Group Co. of China Ltd., Class H	287,000	1,936
Renhe Commercial Holdings Co. Ltd.	632,000	130
Shandong Weigao, Class H	60,000	154
Shanghai Electric Group Co. Ltd., Class H	748,000	318
Shanghai Industrial Holdings Ltd.	126,000	511
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	74,000	127
Shanghai Zhenhua Port Machinery Co., Class B	141,570	121
Shimao Property Holdings Ltd.	377,000	729
Shui On Land Ltd.	527,600	359
Sinochem Hong Kong Holding Ltd.	346,000	174
Sino-Ocean Land Holdings Ltd.	709,179	809
Sinopec Shanghai Petrochemical Co. Ltd., Class H*	396,000	136
Sinotruk Hong Kong Ltd.	114,000	109
Soho China Ltd.	370,000	228
Tencent Holdings Ltd.	204,000	2,375
Tingyi Cayman Islands Holding Corp.	406,000	669
Tsingtao Brewery Co. Ltd.	56,000	177
Want Want China Holdings Ltd.	552,000	312
Weichai Power Co. Ltd.	30,000	101
Yantai Changyu Pioneer Wine Co., Class H	30,000	185
Yanzhou Coal Mining Co. Ltd., Class H	456,000	626
Zhejiang Expressway Co. Ltd., Class H	243,000	192
Zijin Mining Group Co. Ltd., Class H	920,000	829

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 87.6% continued
China - 18.9% continued
ZTE Corp., Class H	49,036	$170

		103,973

Colombia - 0.5%
BanColombia S.A.	50,960	390
BanColombia S.A. ADR	8,252	252
Cementos Argos S.A.	63,816	246
Ecopetrol S.A.	885,811	1,066
Inversiones Argos S.A.	59,045	336
ISA S.A.	76,194	324
Suramericana de Inversiones S.A.	44,907	421

		3,035

Czech Republic - 0.5%
CEZ A/S	39,670	1,788
Komercni Banka A/S	3,410	471
Telefonica O2 Czech Republic A/S	24,540	558

		2,817

Egypt - 0.5%
Commercial International Bank	52,879	464
Egyptian Co. for Mobile Services	7,228	251
Egyptian Financial Group-Hermes Holding	48,924	198
Egyptian Kuwait Holding Co.	129,370	235
EL Ezz Aldekhela Steel Alexandria	548	69
El Ezz Steel Rebars SAE	40,122	86
ElSwedy Cables Holding Co.	8,426	101
Orascom Construction Industries	19,169	655
Orascom Telecom Holding SAE*	95,545	512
Sidi Kerir Petrochemcials Co.	36,488	76
Talaat Moustafa Group*	78,534	73
Telecom Egypt	71,097	205

		2,925

Hungary - 0.5%
Magyar Telekom Telecommunications PLC	93,743	276
MOL Hungarian Oil and Gas Nyrt.*	11,706	721
OTP Bank Nyrt.*	61,261	1,104
Richter Gedeon Nyrt.	3,111	558

		2,659

India - 7.2%
ABB Ltd.	9,502	154
ACC Ltd.	9,112	145
Aditya Birla Nuvo Ltd.	6,837	123
Axis Bank Ltd.*	37,968	655
Bajaj Auto Ltd.	8,269	173
Bharat Heavy Electricals Ltd.	26,664	1,224
Bharat Petroleum Corp. Ltd.	14,899	134
Cairn India Ltd.*	57,757	280
Cipla Ltd.	70,638	373
DLF Ltd.	88,860	575
Dr. Reddy’s Laboratories Ltd.	14,679	239
Dr. Reddy’s Laboratories Ltd. ADR	12,305	209
GAIL India Ltd.	82,618	496
Glenmark Pharmaceuticals Ltd.*	16,864	76
GMR Infrastructure Ltd.*	71,411	211
Grasim Industries Ltd.	4,302	207
Gujarat Ambuja Cements Ltd.	109,970	201
HCL Technologies Ltd.	26,364	102
HDFC Bank Ltd.	41,043	1,272
HDFC Bank Ltd. ADR	6,300	650
Hero Honda Motors Ltd.	17,390	507
Hindalco Industries Ltd.	156,696	282
Hindustan Unilever Ltd.	194,246	1,083
Housing Development Finance Corp.	47,366	2,313
ICICI Bank Ltd.	130,400	1,960
ICICI Bank Ltd. ADR	22,771	672
Idea Cellular Ltd.*	119,323	177
Indiabulls Real Estate Ltd.	64,983	264
Infosys Technologies Ltd.	75,762	2,802
Infosys Technologies Ltd. ADR	27,237	1,002
Infrastructure Development Finance Co. Ltd.	140,589	398
ITC Ltd.	244,064	971
Jaiprakash Associates Ltd.	121,537	518
Jindal Steel & Power Ltd.	14,208	735
JSW Steel Ltd.	15,868	203
Kotak Mahindra Bank Ltd.	25,683	338
Larsen & Toubro Ltd.	45,010	1,470
Mahindra & Mahindra Ltd.*	30,156	435
Maruti Suzuki India Ltd.	14,236	317
NTPC Ltd.	189,054	769
Oil & Natural Gas Corp. Ltd.	58,217	1,295
Power Grid Corp. of India Ltd.	81,339	185
Ranbaxy Laboratories Ltd.*	16,359	83
Reliance Capital Ltd.	23,189	434
Reliance Communications Ltd.	137,269	827
Reliance Industries Ltd.*	82,992	3,499
Reliance Industries Ltd., GDR (London Exchange) (1)(2) *	28,713	2,372
Reliance Infrastructure Ltd.	23,126	576

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY FUND    continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 87.6% continued
India - 7.2% continued
Reliance Natural Resources Ltd.*	130,508	$228
Reliance Petroleum Ltd.*	197,223	515
Satyam Computer Services Ltd.	23,139	34
Sesa Goa Ltd.	62,487	237
Siemens India Ltd.	15,137	149
State Bank of India Ltd.	13,197	480
Steel Authority Of India Ltd.	98,455	310
Sterlite Industries India Ltd.	56,936	718
Sun Pharmaceuticals Industries Ltd.	15,950	363
Tata Consultancy Services Ltd.	107,301	872
Tata Motors Ltd.*	42,313	256
Tata Power Compnay Ltd.	17,284	414
Tata Steel Ltd.	40,284	326
United Phosphorus Ltd.	40,476	120
United Spirits Ltd.	8,603	156
Wipro Ltd.	51,593	406
Wipro Ltd. ADR	13,570	160
Zee Entertainment Enterprises Ltd.	35,959	133

		39,863

Indonesia - 1.6%
Aneka Tambang Tbk PT	625,000	123
Astra Agro Lestari Tbk PT	74,000	122
Astra International Tbk PT	453,500	1,055
Bank Central Asia Tbk PT	2,763,500	953
Bank Danamon Indonesia Tbk PT	702,769	330
Bank Mandiri Persero Tbk PT	1,521,000	469
Bank Rakyat Indonesia	1,226,000	753
Bumi Resources Tbk PT	3,921,000	710
Indocement Tunggal Prakarsa Tbk PT*	162,000	123
Indofood Sukses Makmur Tbk PT	979,500	179
Indosat Tbk PT	307,233	149
International Nickel Indonesia Tbk PT*	454,500	183
Lippo Karawaci Tbk PT*	2,132,000	140
Perusahaan Gas Negara PT*	2,577,000	792
Semen Gresik Persero Tbk PT	268,500	128
Tambang Batubara Bukit Asam Tbk PT	155,000	176
Telekomunikasi Indonesia Tbk PT	2,252,821	1,668
Unilever Indonesia Tbk PT	301,500	273
United Tractors Tbk PT	307,500	298

		8,624

Israel - 2.9%
Bank Hapoalim BM*	220,360	583
Bank Leumi Le-Israel BM*	266,108	697
Bezeq Israeli Telecommunication Corp. Ltd.	252,494	466
Cellcom Israel Ltd.	10,140	269
Check Point Software Technologies*	38,343	900
Delek Group Ltd.	948	115
Discount Investment Corp.	4,635	84
Elbit Systems Ltd.	4,772	287
Israel (The) Corp. Ltd.	427	227
Israel Chemicals Ltd.	110,939	1,092
Israel Discount Bank Ltd., Class A	86,305	112
Makhteshim-Agan Industries Ltd.	58,026	286
Mizrahi Tefahot Bank Ltd.*	21,203	126
Nice Systems Ltd.*	13,230	304
Ormat Industries	13,792	112
Partner Communications	15,536	265
Teva Pharmaceutical Industries Ltd.	198,616	9,790

		15,715

Malaysia - 2.7%
AirAsia Bhd.*	166,000	53
Alliance Financial Group Bhd.	185,000	123
AMMB Holdings Bhd.	394,737	378
Asiatic Development Bhd.	37,000	58
Astro All Asia Networks PLC	76,300	70
Berjaya Sports Toto Bhd.	157,600	226
British American Tobacco Malaysia Bhd.	30,200	384
Bumiputra-Commerce Holdings Bhd.	589,100	1,514
Bursa Malaysia Bhd.	71,000	139
Digi.Com Bhd.	75,000	474
Gamuda Bhd.	328,800	259
Genting Bhd.	501,000	802
Hong Leong Bank Bhd.	103,600	168
Hong Leong Financial Group Bhd.	31,000	43
IGB Corp. Bhd.	144,000	70
IJM Corp. Bhd.	165,500	272
IOI Corp. Bhd.	759,350	1,018
KLCC Property Holdings Bhd.	70,000	65
Kuala Lumpur Kepong Bhd.	103,150	348
Lafarge Malayan Cement Bhd.	65,800	110
Malayan Banking Bhd.	778,806	1,302
Malaysian Airline System Bhd.	54,000	47
MISC Bhd.	239,600	586
MMC Corp. Bhd.	186,400	113
Parkson Holdings Bhd.	104,000	150
Petronas Dagangan Bhd.	46,600	111
Petronas Gas Bhd.	110,900	309

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 87.6% continued
Malaysia - 2.7% continued
PLUS Expressways Bhd.	333,000	$303
PPB Group Bhd.	108,000	356
Public Bank Bhd.	4,142	11
Public Bank Bhd. (Registered)	233,000	596
Resorts World Bhd.	693,500	530
RHB Capital Bhd.	72,000	85
Sime Darby Bhd.	660,515	1,302
SP Setia Bhd.	171,100	193
Tanjong PLC	39,600	150
Telekom Malaysia Bhd.	184,100	153
Tenaga Nasional Bhd.	439,400	953
TM International Bhd.*	522,225	351
UMW Holdings Bhd.	128,000	216
YTL Corp. Bhd.	159,400	315
YTL Power International Bhd.	429,199	264

		14,970

Mexico - 4.3%
Alfa S.A.B. de C.V., Class A	53,000	149
America Movil S.A.B. de C.V., Series L	4,195,417	8,139
Carso Global Telecom S.A.B. de C.V.*	151,000	558
Cemex S.A.B. de C.V., Series CPO*	1,709,394	1,598
Coca-Cola Femsa S.A.B. de C.V., Series L	54,000	217
Desarrolladora Homex S.A.B. de C.V.*	47,000	219
Fomento Economico Mexicano S.A.B. de C.V., Series UBD	476,000	1,535
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	98,000	250
Grupo Bimbo S.A.B. de C.V., Series A	2,000	11
Grupo Bimbo S.A.B. de C.V., Series A (OTC Exchange)	73,000	388
Grupo Carso S.A.B. de C.V., Series A1	123,000	331
Grupo Elektra S.A. de C.V.	17,000	774
Grupo Financiero Banorte S.A.B. de C.V., Class O	318,000	770
Grupo Financiero Inbursa S.A., Class O	150,725	400
Grupo Mexico S.A.B. de C.V., Series B	843,527	922
Grupo Modelo S.A.B. de C.V., Series C*	110,000	390
Grupo Televisa S.A., Series CPO	549,612	1,868
Industrias Penoles S.A.B. de C.V.	23,000	368
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	116,000	445
Mexichem S.A.B. de C.V.	169,000	214
Telefonos de Mexico S.A.B. de C.V., Series L	1,241,388	1,013
Telmex Internacional S.A.B. de C.V., Series L	1,176,388	747
Urbi Desarrollos Urbanos S.A.B. de C.V.*	98,000	149
Wal-Mart de Mexico S.A.B. de C.V., Series V	661,971	1,963

		23,418

Morocco - 0.4%
Attijariwafa Bank	6,107	222
Banque Marocaine du Commerce Exterieur	10,126	333
Compagnie Generale Immobiliere*	800	199
Douja Promotion Groupe Addoha S.A.	20,429	377
Marco Telecom	38,158	716
ONA S.A.	1,163	216

		2,063

Peru - 0.5%
Cia de Minas Buenaventura S.A. ADR	41,412	995
Credicorp Ltd.	15,153	882
Southern Copper Corp.	45,975	940

		2,817

Philippines - 0.4%
Ayala Corp.	36,586	200
Ayala Land, Inc.	1,123,580	188
Banco de Oro Universal Bank	157,600	103
Bank of the Philippine Islands	265,208	231
Energy Development Corp.	1,084,000	89
Globe Telecom, Inc.	6,870	135
Jollibee Foods Corp.	61,000	62
Manila Electric Co.	92,980	267
Metropolitan Bank & Trust	107,200	70
Philippine Long Distance Telephone Co.	9,960	496
SM Investments Corp.	39,047	247
SM Prime Holdings, Inc.	885,251	163

		2,251

Poland - 1.0%
Asseco Poland S.A	11,313	194
Bank Handlowy w Warszawie S.A.*	4,921	78
Bank Millennium S.A.*	53,378	49
Bank Pekao S.A.*	25,864	935
Bank Zachodni WBK S.A.*	3,763	107
BRE Bank S.A.*	2,197	119
Cyfrowy Polsat S.A.	14,122	68
Getin Holding S.A.*	57,969	115
Globe Trade Centre S.A.*	26,508	185
Grupa Lotos S.A.*	9,693	62

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY FUND    continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 87.6% continued
Poland - 1.0% continued
ING Bank Slaski S.A.*	489	$54
KGHM Polska Miedz S.A.	25,553	655
PBG S.A.*	1,563	116
Polski Koncern Naftowy Orlen	71,928	598
Polskie Gornictwo Naftowe I Gazownictwo S.A.	265,525	340
Powszechna Kasa Oszczednosci Bank Polski S.A.	109,616	882
Telekomunikacja Polska S.A.	153,309	743
TVN S.A.	26,357	83

		5,383

Russia - 6.0%
Comstar United Telesystems OJSC GDR (Registered)	31,331	134
Federal Grid Co. Unified Energy System JSC*	63,017,930	534
Gazprom OAO	9,257	48
Gazprom OAO ADR (London Exchange)	518,520	10,566
Gazprom OAO ADR (OTC Exchange)	7,800	158
Gazpromneft JSC	67,305	226
LUKOIL	1,414	65
LUKOIL ADR (London Exchange)	83,440	3,724
LUKOIL ADR (OTC Exchange)	19,800	885
Mechel ADR	29,808	249
MMC Norilsk Nickel*	4,009	376
MMC Norilsk Nickel ADR*	149,055	1,356
Mobile Telesystems OJSC ADR	44,904	1,658
NovaTek OAO, GDR (Registered)	19,980	959
Novolipetsk Steel OJSC GDR (Registered)	15,405	316
Pharmstandard GDR*	15,294	232
Polymetal*	14,441	127
Polymetal*	15,000	131
Polyus Gold Co.*	3,932	159
Polyus Gold Co. ADR*	26,234	542
Rosneft Oil Co.	167,080	925
Rosneft Oil Co. (London Exchange)*	217,200	1,193
Rostelecom	1,040	6
Rostelecom ADR	2,537	80
RusHydro*	21,802,665	817
Sberbank	56,000	71
Sberbank-CLS	1,883,265	2,372
Severstal	665	4
Severstal GDR	38,330	207
Sistema JSFC GDR*	19,730	241
Surgutneftegaz	353,000	254
Surgutneftegaz ADR (OTC Exchange)	122,975	849
Tatneft	36,400	153
Tatneft, GDR	46,283	1,142
TMK OAO GDR (Registered)	10,602	109
Uralkali	27,100	436
Uralkaliy	101,486	345
Vimpel-Communications ADR*	69,965	823
VTB Bank OJSC	220,845,406	256
VTB Bank OJSC (Registered)	69,600	154
VTB Bank OJSC GDR (1) (2)	5,276	12
Wimm-Bill-Dann Foods OJSC ADR*	3,102	170

		33,064

South Africa - 7.2%
ABSA Group Ltd.	66,188	946
African Bank Investments Ltd.	171,283	618
African Rainbow Minerals Ltd.	21,827	368
Anglo Platinum Ltd.	13,570	962
Anglogold Ashanti Ltd.	67,605	2,479
ArcelorMittal South Africa Ltd.	39,260	487
Aspen Pharmacare Holdings Ltd.*	45,989	327
Aveng Ltd.	87,978	399
Bidvest Group	65,348	820
Discovery Holdings Ltd.	54,319	182
Exxaro Resources Ltd.	24,942	245
FirstRand Ltd.	627,184	1,146
Foschini Ltd.	45,049	294
Gold Fields Ltd.	147,398	1,779
Growthpoint Properties Ltd.	299,712	506
Harmony Gold Mining Co. Ltd.*	81,004	838
Impala Platinum Holdings Ltd.	120,694	2,673
Imperial Holdings Ltd.	33,822	257
Investec Ltd.	38,328	211
Kumba Iron Ore Ltd.	16,498	388
Liberty Holdings Ltd.	18,963	148
Massmart Holdings Ltd.	45,879	477
MTN Group Ltd.	334,771	5,143
Murray & Roberts Holdings Ltd.	65,579	427
Naspers Ltd., Class N	86,337	2,275
Nedbank Group Ltd.	41,769	532
Netcare Ltd.*	240,748	304
Northam Platinum Ltd.	20,738	81
Pick’n Pay Stores Ltd.	44,790	192
Pretoria Portland Cement Co. Ltd.	102,766	387

EQUITY FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 87.6% continued
South Africa - 7.2% continued
Remgro Ltd.	97,300	$936
Reunert Ltd.	30,305	172
RMB Holdings Ltd.	151,651	462
Sanlam Ltd.	463,721	1,041
Sappi Ltd.	100,499	295
Sasol Ltd.	134,575	4,729
Shoprite Holdings Ltd.	93,816	670
Standard Bank Group Ltd.	257,013	2,961
Steinhoff International Holdings Ltd.	233,447	407
Telkom S.A. Ltd.*	57,466	284
Tiger Brands Ltd.	36,010	674
Truworths International Ltd.	94,432	454
Vodacom Group Pty Ltd.*	80,669	598
Woolworths Holdings Ltd.	138,660	233

		39,807

South Korea - 11.7%
Amorepacific Corp.	759	407
Busan Bank	25,812	176
Celltrion, Inc.*	9,100	119
Cheil Industries, Inc.	10,650	382
CJ CheilJedang Corp.	1,585	185
Daegu Bank	20,760	190
Daelim Industrial Co. Ltd.	6,280	303
Daewoo Engineering & Construction Co. Ltd.	27,870	280
Daewoo International Corp.	9,228	199
Daewoo Securities Co. Ltd.	27,600	409
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	23,490	367
DC Chemical Co. Ltd.	2,860	479
Dongbu Insurance Co. Ltd.	6,490	133
Dongkuk Steel Mill Co. Ltd.	6,380	129
Doosan Corp.	1,455	101
Doosan Heavy Industries and Construction Co. Ltd.	7,380	353
Doosan Infracore Co. Ltd.	12,530	138
GS Engineering & Construction Corp.	8,240	476
GS Holdings Corp.	8,520	199
Hana Financial Group, Inc.	44,110	941
Hanjin Heavy Industries & Construction Co. Ltd.	5,701	148
Hanjin Shipping Co. Ltd.	12,230	170
Hankook Tire Co. Ltd.	15,390	201
Hanwha Chem Corp.	11,432	93
Hanwha Corp.	12,090	310
Hite Brewery Co. Ltd.	984	121
Honam Petrochemical Corp.	2,570	154
Hynix Semiconductor, Inc.*	105,190	1,121
Hyosung Corp.	5,350	391
Hyundai Department Store Co. Ltd.	2,310	162
Hyundai Development Co.	13,590	428
Hyundai Engineering & Construction Co. Ltd.	11,480	479
Hyundai Heavy Industries	8,512	1,266
Hyundai Mipo Dockyard	2,560	253
Hyundai Mobis	14,492	1,263
Hyundai Motor Co.	34,982	2,028
Hyundai Securities Co.	28,460	310
Hyundai Steel Co.	12,640	582
Industrial Bank of Korea*	36,280	309
Kangwon Land, Inc.	16,700	213
KB Financial Group, Inc.*	68,585	2,284
KCC Corp.	1,090	321
KIA Motors Corp.*	41,950	412
Korea Electric Power Corp.*	57,466	1,329
Korea Exchange Bank	57,540	444
Korea Express Co. Ltd.*	1,229	79
Korea Gas Corp.	4,090	151
Korea Investment Holdings Co. Ltd.	6,820	195
Korea Line Corp	940	45
Korea Zinc Co. Ltd.	1,860	201
Korean Air Lines Co. Ltd.*	7,468	208
KT Corp.	40,476	1,166
KT&G Corp.	24,838	1,403
Kumho Industrial Co. Ltd.	3,310	37
LG Chem Ltd.	10,424	1,137
LG Corp.	21,400	1,018
LG Dacom Corp.	5,320	73
LG Display Co. Ltd.	53,220	1,328
LG Electronics, Inc.	21,334	1,949
LG Household & Health Care Ltd.	1,864	316
LG Telecom Ltd.	24,980	157
Lotte Confectionery Co. Ltd.	130	102
Lotte Shopping Co. Ltd.	2,184	448
LS Corp.	4,410	325
Mirae Asset Securities Co. Ltd.	5,086	275
NCSoft Corp.	3,170	454
NHN Corp.*	9,244	1,277
POSCO	14,689	4,865
S1 Corp. of Korea	2,540	108

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY FUND    continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 87.6% continued
South Korea - 11.7% continued
Samsung C&T Corp.	28,290	$949
Samsung Card Co.	8,820	310
Samsung Electro-Mechanics Co. Ltd.	12,620	603
Samsung Electronics Co. Ltd.	24,728	11,452
Samsung Engineering Co. Ltd.	6,960	460
Samsung Fire & Marine Insurance Co. Ltd.	8,508	1,252
Samsung Heavy Industries Co. Ltd.	36,690	832
Samsung SDI Co. Ltd.	7,820	632
Samsung Securities Co. Ltd.	11,804	625
Samsung Techwin Co. Ltd.	8,892	501
Shinhan Financial Group Co. Ltd.*	87,411	2,196
Shinsegae Co. Ltd.	3,175	1,256
SK Broadband Co. Ltd.*	17,920	73
SK Energy Co. Ltd.	13,828	1,105
SK Holdings Co. Ltd.	5,318	443
SK Networks Co. Ltd.	11,840	136
SK Telecom Co. Ltd.	9,075	1,239
S-Oil Corp.	10,480	467
STX Pan Ocean Co. Ltd.	22,190	204
STX Shipbuilding Co. Ltd.	7,740	97
Taewoong Co. Ltd.	1,220	86
Taihan Electric Wire Co. Ltd.	3,290	54
Woongjin Coway Co. Ltd.	9,610	233
Woori Finance Holdings Co. Ltd.*	52,680	418
Woori Investment & Securities Co. Ltd.	14,800	173
Yuhan Corp.	1,857	272

		64,143

Taiwan - 11.1%
Acer, Inc.	565,974	980
Advanced Semiconductor Engineering, Inc.	979,096	573
Advantech Co. Ltd.	40,240	57
Asia Cement Corp.	372,022	395
Asustek Computer, Inc.	832,465	1,076
AU Optronics Corp.	1,610,271	1,562
Capital Securities Corp.	162,000	73
Catcher Technology Co. Ltd.	105,829	251
Cathay Financial Holding Co. Ltd.*	1,292,156	1,898
Chang Hwa Commercial Bank	1,118,000	486
Cheng Shin Rubber Industry Co. Ltd.	178,426	277
Cheng Uei Precision Industry Co. Ltd.	53,504	85
Chi Mei Optoelectronics Corp.	1,060,967	556
Chicony Electronics Co. Ltd.	60,000	111
China Airlines*	400,600	99
China Development Financial Holding Corp.	2,217,206	526
China Steel Corp.	2,092,582	1,792
Chinatrust Financial Holding Co. Ltd.*	1,843,393	1,104
Chunghwa Picture Tubes Ltd.	1,696,000	221
Chunghwa Telecom Co. Ltd.	1,046,041	2,086
Chunghwa Telecom Co. Ltd. ADR	5,062	100
Clevo Co.	75,000	94
CMC Magnetics Corp.*	444,000	96
Compal Communications, Inc.	29,657	24
Compal Electronics, Inc.	845,251	683
Coretronic Corp.	120,000	120
CSBC Corp.*	50,000	52
Delta Electronics, Inc.	360,784	817
E.Sun Financial Holding Co. Ltd.	461,648	154
Epistar Corp.	103,351	278
Eternal Chemical Co. Ltd.	86,609	62
Eva Airways Corp.*	307,000	82
Evergreen International Storage & Transport Corp.	61,000	55
Evergreen Marine Corp. Tawain Ltd.	281,180	141
Everlight Electronics Co. Ltd.	80,779	205
Far Eastern Department Stores Co. Ltd.	213,400	209
Far Eastern Textile Co. Ltd.	628,913	725
Far EasTone Telecommunications Co. Ltd.	351,345	411
Farglory Land Development Co Ltd.*	41,000	99
Feng Hsin Iron & Steel Co.	69,160	102
First Financial Holding Co. Ltd.	1,027,998	611
Formosa Chemicals & Fibre Co.*	605,520	908
Formosa International Hotels Corp.	5,000	70
Formosa Petrochemical Corp.*	268,000	640
Formosa Plastics Corp.	829,390	1,475
Formosa Sumco Technology Corp.	19,000	39
Formosa Taffeta Co. Ltd.	170,540	116
Foxconn Technology Co. Ltd.	113,208	314
Fubon Financial Holding Co. Ltd.*	981,000	912
Giant Manufacturing Co. Ltd.	36,000	87
Global Unichip Corp.	9,000	42
HannStar Display Corp.	1,090,898	220
HON HAI Precision Industry Co. Ltd.	1,687,076	5,193
HTC Corp.	141,076	1,984
Hua Nan Financial Holdings Co. Ltd.	756,560	452
InnoLux Display Corp.	452,290	551
Inotera Memories, Inc.*	215,320	92
Inventec Co. Ltd.	416,990	240

EQUITY FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 87.6% continued
Taiwan - 11.1% continued
KGI Securities Co. Ltd.	491,000	$223
Kinsus Interconnect Technology Corp.	37,587	62
Largan Precision Co. Ltd.	23,368	246
Lite-On Technology Corp.	455,394	394
Macronix International	732,109	331
MediaTek, Inc.	200,425	2,384
Mega Financial Holding Co. Ltd.	1,721,000	788
Micro-Star International Co. Ltd.	136,000	85
Mitac International	229,759	91
Motech Industries, Inc.	32,958	128
Nan Ya Plastics Corp.*	1,104,800	1,429
Nan Ya Printed Circuit Board Corp.	32,925	88
Nanya Technology Corp.*	572,932	89
Novatek Microelectronics Corp. Ltd.	103,244	245
Phison Electronics Corp.	15,000	84
Pixart Imaging, Inc.	23,000	156
Polaris Securities Co. Ltd.	478,612	240
POU Chen Corp.	513,341	313
Powerchip Semiconductor Corp.*	1,658,758	140
Powertech Technology, Inc.	128,135	266
President Chain Store Corp.	107,000	274
Qisda Corp.	241,496	89
Quanta Computer, Inc.	484,659	784
Realtek Semiconductor Corp.	77,931	144
Richtek Technology Corp.	23,700	148
Ruentex Industries Ltd.	60,000	67
Shin Kong Financial Holding Co. Ltd.	910,257	378
Siliconware Precision Industries Co.	616,827	710
Simplo Technology Co. Ltd.	30,000	120
Sincere Navigation	33,000	37
Sino-American Silicon Products, Inc.	28,450	77
Sinopac Financial Holdings Co. Ltd.	1,227,000	427
Synnex Technology International Corp.	230,189	374
Taishin Financial Holdings Co. Ltd.	701,000	261
Taiwan Business Bank*	319,000	77
Taiwan Cement Corp.	623,447	594
Taiwan Cooperative Bank	791,900	454
Taiwan Fertilizer Co. Ltd.	165,000	488
Taiwan Glass Industrial Corp.	107,094	71
Taiwan Mobile Co. Ltd.	413,921	706
Taiwan Secom Co. Ltd.	31,100	48
Taiwan Semiconductor Manufacturing Co. Ltd.	5,338,319	8,868
Tatung Co. Ltd.*	880,000	216
Teco Electric and Machinery Co. Ltd.	404,000	161
Transcend Information, Inc.	50,934	128
Tripod Technology Corp.	63,878	107
TSRC Corp.	71,000	86
Tung Ho Steel Enterprise Corp.	122,000	116
U-Ming Marine Transport Corp.	101,000	196
Unimicron Technology Corp.	130,107	99
Uni-President Enterprises Corp.	700,947	720
United Microelectronics Corp.	2,708,322	902
Vanguard International Semiconductor Corp.	131,949	52
Via Technologies, Inc.*	112,000	41
Walsin Lihwa Corp.	614,000	195
Wan Hai Lines Ltd.*	277,310	129
Winbond Electronics Corp.*	436,000	67
Wintek Corp.	166,000	99
Wistron Corp.	310,657	513
WPG Holdings Co. Ltd.	102,000	101
Ya Hsin Industrial Co. Ltd.*	121,548	—
Yang Ming Marine Transport Corp.	240,082	86
Young Fast Optoelectronics Co. Ltd.	19,000	177
Yuanta Financial Holding Co. Ltd.	1,589,285	1,063
Yulon Motor Co. Ltd.	144,257	136

		61,031

Thailand - 1.4%
Advanced Info Service PCL (Registered)	194,000	507
Bangkok Bank PCL	74,500	234
Bangkok Bank PCL (Registered)	197,200	643
Bangkok Bank PCL NVDR	21,300	67
Bank of Ayudhya PCL	190,000	80
Bank of Ayudhya PCL (Registered)	328,654	140
Banpu Co.	3,600	35
Banpu PCL (Registered)	28,300	279
BEC World PCL (Registered)	196,500	121
Central Pattana PCL (Registered)	132,900	77
CP ALL PCL	152,900	76
CP ALL PCL (Registered)	299,700	150
CP ALL PCL NVDR	110,700	55
Glow Energy PCL	100,200	100
IRPC PCL	1,928,700	183
Kasikornbank PCL (Registered)	272,200	574
Krung Thai Bank PCL	559,800	144
Land and Houses PCL (Registered)	444,100	70
PTT Aromatics & Refining PCL	124,994	66
PTT Aromatics & Refining PCL NVDR	141,000	74

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY FUND    continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 87.6% continued
Thailand - 1.4% continued
PTT Chemical PCL (Registered)	72,700	$113
PTT Exploration & Production PCL	13,100	51
PTT Exploration & Production PCL NVDR	16,700	65
PTT Exploration & Production PCL (Registered)	246,200	983
PTT PCL (Registered)	185,700	1,275
PTT PCL NVDR	18,200	124
Ratchaburi Electricity Generating Holding PCL (Registered)	74,900	84
Siam Cement PCL (Registered)	62,900	296
Siam Commercial Bank PCL (Registered)	255,900	563
Thai Oil PCL	112,300	117
Thai Oil PCL NVDR	48,200	50
TMB Bank PCL*	3,729,497	94
Total Access Communication PCL	93,341	90
Total Access Communication PCL NVDR	50,000	48

		7,628

Turkey - 1.3%
Akbank TAS	168,144	747
Aksigorta A.S.	25,849	67
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	43,318	389
Asya Katilim Bankasi A.S.*	104,510	144
BIM Birlesik Magazalar A.S.	8,366	293
Coca-Cola Icecek A.S.	12,061	69
Dogan Sirketler Grubu Holdings*	154,201	112
Dogan Yayin Holding*	1	—
Enka Insaat ve Sanayi A.S.	50,612	158
Eregli Demir ve Celik Fabrikalari TAS*	115,119	330
Haci Omer Sabanci Holding A.S.	106,491	285
Hurriyet Gazetecilik A.S.*	1	—
Is Gayrimenkul Yatirim Ortakligi A.S.	1	—
KOC Holding A.S.*	103,066	178
Petkim Petrokimya Holding*	15,877	67
Tekfen Holding A.S.*	28,247	65
Tupras Turkiye Petrol Rafine	27,631	335
Turk Sise ve Cam Fabrikalari A.S.*	69,167	56
Turk Telekomunikasyon A.S.	117,148	366
Turkcell Iletisim Hizmet A.S.	172,482	955
Turkiye Garanti Bankasi A.S.*	469,956	1,264
Turkiye Halk Bankasi A.S.	63,286	248
Turkiye Is Bankasi, Class C	241,775	707
Turkiye Vakiflar Bankasi Tao, Class D*	154,669	232
Yapi ve Kredi Bankasi A.S.*	172,276	253

		7,320

Total Common Stocks

(Cost $510,792) (3)		481,509

PREFERRED STOCKS - 9.0%
Brazil - 8.5%
AES Tiete S.A.	19,500	203
Aracruz Celulose S.A., Class B	95,100	141
Banco Bradesco S.A.	343,050	5,074
Banco do Estado do Rio Grande do Sul	30,000	121
Bradespar S.A.	48,100	628
Brasil Telecom Participacoes S.A.	34,942	273
Brasil Telecom S.A.	24,700	165
Braskem S.A., Class A*	27,700	102
Centrais Eletricas Brasileiras S.A., Class B	41,062	534
Cia Brasileira de Distribuicao Grupo Pao de Acucar	17,744	344
Cia de Bebidas das Americas	33,302	2,165
Cia de Transmissao de Energia Eletrica Paulista	6,800	167
Cia Energetica de Minas Gerais	76,251	1,025
Cia Energetica de Sao Paulo, Class B	40,705	407
Cia Paranaense de Energia, Class B	20,721	289
Cia Vale do Rio Doce, Class A	471,034	7,176
Eletropaulo Metropolitana de Sao Paulo S.A., Class B	19,121	339
Fertilizantes Fosfatados S.A.	24,400	186
Gerdau S.A.	143,800	1,504
Investimentos Itau S.A.	502,451	2,236
Itau Unibanco Banco Multiplo S.A.	417,018	6,619
Klabin S.A.	85,500	130
Lojas Americanas S.A.	74,274	348
Metalurgica Gerdau S.A.	60,200	793
Net Servicos de Comunicacao S.A. (Sao Paolo Exchange)	40,821	396
Petroleo Brasileiro S.A. - Petrobras	702,366	11,678
Suzano Papel e Celulose S.A.	29,500	228
Tele Norte Leste Participacoes S.A.	57,600	920
Telemar Norte Leste S.A.	5,800	161
Tim Participacoes S.A.	118,498	210
Ultrapar Participacoes S.A.	15,900	504
Usinas Siderurgicas de Minas Gerais S.A., Class A	55,275	1,174
Vivo Participacoes S.A.	28,166	536

EQUITY FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS - 9.0% continued
Brazil - 8.5% continued
Votorantim Celulose e Papel S.A.	17,300	$186

		46,962

Chile - 0.1%
Sociedad Quimica y Minera de Chile S.A., Class B	16,494	598

Colombia - 0.0%
BanColombia S.A.	26,200	201

Russia - 0.1%
Surgutneftegaz	415,374	125
Surgutneftegaz ADR	104,300	287

		412

South Korea - 0.3%
Hyundai Motor Co.	6,370	150
LG Electronics, Inc.	2,668	112
Samsung Electronics Co. Ltd.	4,421	1,348

		1,610

Total Preferred Stocks

(Cost $48,757) (3)		49,783

RIGHTS - 0.0%
Cia de Transmissao de Energia Eletrica Paulista*	69	—

China Resources Power Holdings Co. Ltd.*	34,200	14

SK Broadband Co. Ltd.*	4,556	1

Total Rights

(Cost $ — ) (3)		15

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INVESTMENTS - 2.9%
BNP Paribas, Grand Cayman, Eurodollar Time Deposit,
0.08%, 7/1/09	$15,899	15,899

Total Short-Term Investments

(Cost $15,899)		15,899

Total Investments - 99.5%

(Cost $575,448)		$547,206

Other Assets less Liabilities - 0.5%		2,480

NET ASSETS - 100.0%		$549,686

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At June 30, 2009, the value of these restricted illiquid securities amounted to approximately $2,384,000 or 0.43% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISTION AND ENFORCEABLE DATE	ACQUISTION COST (000S)
Reliance Industries Ltd.,
GDR (London Exchange)	11/1/06-12/22/06	$1,617
VTB Bank OJSC GDR	5/11/07	56

(3)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2009, the Emerging Markets Equity Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (LOSS) (000S)
Dax Index (Euro)	7	$1,183	Long	9/09	$(1)
E-mini MSCI Emerging Markets (U.S. Dollar)	47	1,801	Long	9/09	12
FTSE 100 (British Pound)	7	486	Long	9/09	(3)
FTSE JSE (South African Rand)	116	2,999	Long	9/09	(17)
Hang Seng Index (Hong Kong Dollar)	19	2,258	Long	7/09	42
MSCI Taiwan Index (U.S. Dollar)	157	3,617	Long	7/09	3
S&P/TSX (Canadian Dollar)	29	3,127	Long	9/09	17
SPI 200 (Australian Dollar)	19	1,493	Long	9/09	15
TOPIX Index (Japanese Yen)	7	576	Long	9/09	1

Total					$69

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY FUND continued	JUNE 30, 2009 (UNAUDITED)

At June 30, 2009, the Emerging Markets Equity Fund’s investments were denominated in the following currencies :

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Hong Kong Dollar	19.5%
Brazilian Real	14.6
Korean Won	12.4
Taiwan Dollar	11.5
U.S. Dollar	8.3
South African Rand	7.5
Indian Rupee	6.5
All other currencies less than 5%	19.7

Total	100.0%

At June 30, 2009, the Emerging Markets Equity Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000S)
U.S. Dollar	270	Turkish New Lyra	415	7/1/09	$(1)
U.S. Dollar	90	Czech Koruna	1,669	7/2/09	—
U.S. Dollar	50	Hungarian Forint	9,713	7/2/09	—
U.S. Dollar	320	Israeli New Sheqel	1,255	7/2/09	(1)
U.S. Dollar	560	Mexican Dollar	7,375	7/2/09	—
U.S. Dollar	160	Polish New Zloty	509	7/2/09	1
U.S. Dollar	710	South African Rand	5,483	7/2/09	1
U.S. Dollar	2,300	Hong Kong Dollar	17,825	7/3/09	—

Total					$—

At June 30, 2009, the industry sectors for the Emerging Markets Equity Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	5.0%
Consumer Staples	5.0
Energy	16.3
Financials	23.8
Health Care	2.5
Industrials	7.1
Information Technology	12.3
Materials	13.5
Telecommunication Services	10.6
Utilities	3.9

Total	100.0%

Federal Tax Information:

At June 30,2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$575,448

Gross tax appreciation of investments	$46,561
Gross tax depreciation of investments	(74,803)

Net tax depreciation of investments	$(28,242)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Emerging Markets Equity Fund’s investments and other financial instruments which are carried at fair value, as of June 30, 2009:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$4,055	$21,254	$—	$25,309
Consumer Staples	7,986	16,287	—	24,273
Energy	14,832	59,644	—	74,476
Financials	7,754	105,355	—	113,109
Health Care	209	12,890	—	13,099
Industrials	3,886	33,051	—	36,937
Information Technology	3,192	60,546	—	63,738
Materials	16,941	42,060	—	59,001
Telecommunication Services	14,239	39,749	—	53,988
Utilities	5,095	12,484	—	17,579
Preferred Stocks
Consumer Discretionary	744	262	—	1,006
Consumer Staples	2,509	—	—	2,509
Energy	12,469	125	—	12,594
Financials	14,250	—	—	14,250
Information Technology	—	1,348	—	1,348
Materials	12,846	—	—	12,846
Telecommunication Services	2,266	—	—	2,266
Utilities	2,964	—	—	2,964

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Rights
Telecommunication Services	$—	$—	$1	$1
Utilities	—	14	—	14
Short-Term Investments	—	15,899	—	15,899

Total Investments	$126,237	$420,968	$1	$547,206

Other Financial Instruments*	$69	$—	$—	$—

*	Other financial instruments include futures and forwards, if applicable.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Balance as of 3/31/09	$—	$—
Realized gain (loss)	—	—
Change in unrealized
appreciation/depreciation	1	—
Net Purchases (Sales)	—	—
Transfers in and/or out of
Level 3	—	—

Balance as of 6/30/09	$1	$—

*	Other financial instruments include futures and forwards, if applicable.

The amount of change in unrealized gains due to investments in level 3 securities still held at June 30, 2009 was $1,000.

EQUITY FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

ENHANCED LARGE CAP FUND	JUNE 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%
Advertising - 0.8%
Interpublic Group of Cos. (The), Inc.*	10,901	$55
Omnicom Group, Inc.	4,834	153

		208

Aerospace/Defense - 2.7%
General Dynamics Corp.	3,323	184
L-3 Communications Holdings, Inc.	312	22
Lockheed Martin Corp.	733	59
Northrop Grumman Corp.	3,691	168
Raytheon Co.	4,044	180
United Technologies Corp.	1,111	58

		671

Agriculture - 2.1%
Altria Group, Inc.	12,423	204
Archer-Daniels-Midland Co.	6,772	181
Philip Morris International, Inc.	3,272	143

		528

Apparel - 0.3%
VF Corp.	1,155	64

Auto Manufacturers - 0.2%
Ford Motor Co.*	9,517	58

Banks - 8.6%
Bank of America Corp.	26,296	347
Bank of New York Mellon Corp.	913	27
BB&T Corp.	5,788	127
Capital One Financial Corp.	1,277	28
Goldman Sachs Group (The), Inc.	2,392	353
JPMorgan Chase & Co.	15,140	516
Morgan Stanley	8,084	231
Regions Financial Corp.	5,471	22
State Street Corp.	1,377	65
SunTrust Banks, Inc.	555	9
U.S. Bancorp	2,566	46
Wells Fargo & Co.	16,709	405

		2,176

Beverages - 1.8%
Coca-Cola (The) Co.	3,408	164
Coca-Cola Enterprises, Inc.	8,254	137
Dr Pepper Snapple Group, Inc.*	1,144	24
Pepsi Bottling Group, Inc.	416	14
PepsiCo, Inc.	2,267	125

		464

Biotechnology - 1.6%
Amgen, Inc.*	5,480	290
Biogen Idec, Inc.*	1,574	71
Gilead Sciences, Inc.*	1,159	54

		415

Building Materials - 0.2%
Masco Corp.	4,005	38

Chemicals - 1.7%
CF Industries Holdings, Inc.	149	11
Dow Chemical (The) Co.	8,851	143
International Flavors & Fragrances, Inc.	3,966	130
Monsanto Co.	196	14
PPG Industries, Inc.	3,212	141

		439

Commercial Services - 0.4%
Donnelley (R.R.) & Sons Co.	3,386	40
H&R Block, Inc.	1,873	32
Robert Half International, Inc.	129	3
Washington Post (The), Co., Class B	68	24

		99

Computers - 6.6%
Apple, Inc.*	1,759	250
Computer Sciences Corp.*	3,363	149
Dell, Inc.*	13,539	186
EMC Corp. of Massachusetts*	9,112	119
Hewlett-Packard Co.	10,604	410
IBM Corp.	5,294	553

		1,667

Cosmetics/Personal Care - 1.8%
Procter & Gamble (The) Co.	9,058	463

Distribution/Wholesale - 0.1%
Genuine Parts Co.	1,045	35

Diversified Financial Services - 0.8%
American Express Co.	3,038	70
Ameriprise Financial, Inc.	3,907	95
CME Group, Inc.	99	31

		196

Electric - 3.2%
Constellation Energy Group, Inc.	2,778	74
DTE Energy Co.	4,324	138
Duke Energy Corp.	5,407	79
Edison International	3,850	121

NORTHERN FUNDS QUARTERLY REPORT     1     EQUITY FUNDS

SCHEDULE OF INVESTMENTS

ENHANCED LARGE CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
Electric - 3.2% continued
Entergy Corp.	1,233	$95
FirstEnergy Corp.	411	16
Pepco Holdings, Inc.	7,647	103
PG&E Corp.	1,902	73
Pinnacle West Capital Corp.	2,459	74
Public Service Enterprise Group, Inc.	820	27

		800

Electrical Components & Equipment - 0.6%
Emerson Electric Co.	4,750	154

Electronics - 0.2%
PerkinElmer, Inc.	1,305	23
Thermo Fisher Scientific, Inc.*	787	32

		55

Engineering & Construction - 0.5%
Fluor Corp.	2,424	124

Food - 2.2%
Dean Foods Co.*	7,170	138
Kellogg Co.	2,255	105
Kroger (The) Co.	635	14
Safeway, Inc.	1,548	31
Sara Lee Corp.	13,478	132
Sysco Corp.	3,962	89
Tyson Foods, Inc., Class A	3,686	46

		555

Forest Products & Paper - 0.1%
International Paper Co.	2,242	34

Gas - 0.8%
Centerpoint Energy, Inc.	4,219	47
Sempra Energy	3,085	153

		200

Hand/Machine Tools - 0.0%
Black & Decker Corp.	92	3

Healthcare - Products - 3.6%
Baxter International, Inc.	1,260	67
Becton, Dickinson & Co.	1,038	74
Hospira, Inc.*	1,482	57
Johnson & Johnson	7,744	440
Medtronic, Inc.	7,025	245
Stryker Corp.	711	28

		911

Healthcare - Services - 1.5%
Aetna, Inc.	395	10
Humana, Inc.*	1,147	37
UnitedHealth Group, Inc.	8,609	215
WellPoint, Inc.*	2,296	117

		379

Home Builders - 0.4%
D.R. Horton, Inc.	4,701	44
Lennar Corp., Class A	685	7
Pulte Homes, Inc.	4,872	43

		94

Household Products/Wares - 0.8%
Kimberly-Clark Corp.	3,679	193

Insurance - 2.4%
Allstate (The) Corp.	737	18
American International Group, Inc.	13,923	16
Chubb Corp.	2,240	89
Genworth Financial, Inc., Class A*	2,335	16
Hartford Financial Services Group, Inc.	219	3
Lincoln National Corp.	1,086	19
Loews Corp.	5,623	154
Prudential Financial, Inc.	1,181	44
Travelers Cos. (The), Inc.	4,643	191
Unum Group	3,805	60
XL Capital Ltd., Class A	244	3

		613

Internet - 2.3%
Amazon.com, Inc.*	989	83
eBay, Inc.*	3,069	53
Google, Inc., Class A*	595	251
Symantec Corp.*	7,410	115
Yahoo!, Inc.*	4,741	74

		576

Iron/Steel - 0.8%
Nucor Corp.	3,384	150
United States Steel Corp.	1,188	43

		193

Media - 2.3%
CBS Corp., Class B	3,508	24
Comcast Corp., Class A	6,442	93
Disney (The Walt) Co.	3,085	72
McGraw-Hill Cos. (The), Inc.	2,226	67
News Corp., Class A	5,652	52

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
Media - 2.3% continued
Time Warner, Inc.	8,363	$211
Viacom, Inc., Class B*	2,486	56

		575

Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc.	769	38

Miscellaneous Manufacturing - 4.3%
3M Co.	4,230	254
Cooper Industries Ltd., Class A	3,997	124
Dover Corp.	3,773	125
General Electric Co.	30,871	362
Honeywell International, Inc.	962	30
Illinois Tool Works, Inc.	3,148	117
ITT Corp.	936	42
Parker Hannifin Corp.	486	21

		1,075

Office/Business Equipment - 0.0%
Pitney Bowes, Inc.	132	3

Oil & Gas - 11.5%
Anadarko Petroleum Corp.	3,310	150
Apache Corp.	1,896	137
Chevron Corp.	7,964	528
ConocoPhillips	7,329	308
Diamond Offshore Drilling, Inc.	77	7
ENSCO International, Inc.	1,472	51
Exxon Mobil Corp.	16,919	1,183
Marathon Oil Corp.	3,122	94
Murphy Oil Corp.	2,723	148
Nabors Industries Ltd.*	987	15
Occidental Petroleum Corp.	2,678	176
Sunoco, Inc.	1,886	44
Tesoro Corp.	2,536	32
Valero Energy Corp.	1,341	23

		2,896

Oil & Gas Services - 0.8%
BJ Services Co.	2,226	30
Cameron International Corp.*	384	11
National-Oilwell Varco, Inc.*	2,361	77
Schlumberger Ltd.	1,525	83

		201

Packaging & Containers - 0.6%
Bemis Co., Inc.	79	2
Pactiv Corp.*	1,228	26
Sealed Air Corp.	6,980	129

		157

Pharmaceuticals - 6.5%
Abbott Laboratories	3,063	144
AmerisourceBergen Corp.	5,562	99
Bristol-Myers Squibb Co.	2,236	45
Forest Laboratories, Inc.*	6,077	153
Lilly (Eli) & Co.	5,608	194
Medco Health Solutions, Inc.*	2,129	97
Merck & Co., Inc.	6,698	187
Mylan, Inc.*	2,674	35
Pfizer, Inc.	29,194	438
Schering-Plough Corp.	3,624	91
Wyeth	3,640	165

		1,648

Real Estate Investment Trusts - 0.8%
HCP, Inc.	2,492	53
Host Hotels & Resorts, Inc.	1,884	16
Kimco Realty Corp.	668	7
ProLogis	3,731	30
Public Storage	1,621	106

		212

Retail - 6.9%
Best Buy Co., Inc.	1,120	37
CVS Caremark Corp.	7,936	253
Family Dollar Stores, Inc.	359	10
GameStop Corp., Class A*	1,276	28
Gap (The), Inc.	8,906	146
Home Depot (The), Inc.	8,419	199
Limited Brands, Inc.	7,647	92
Macy’s, Inc.	1,170	14
McDonald’s Corp.	3,678	211
Office Depot, Inc.*	9,271	42
Penney (J.C.) Co., Inc.	337	10
RadioShack Corp.	7,731	108
Sears Holdings Corp.*	1,906	127
Wal-Mart Stores, Inc.	9,373	454

		1,731

Semiconductors - 2.6%
Intel Corp.	24,370	403
QLogic Corp.*	1,217	16
Texas Instruments, Inc.	10,171	217

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

ENHANCED LARGE CAP FUND    continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
Semiconductors - 2.6% continued
Xilinx, Inc.	1,579	$32

		668

Software - 4.7%
BMC Software, Inc.*	549	19
CA, Inc.	2,508	44
Fidelity National Information Services, Inc.	5,533	110
Microsoft Corp.	28,920	687
Novell, Inc.*	5,844	27
Oracle Corp.	13,550	290

		1,177

Telecommunications - 6.0%
AT&T, Inc.	16,358	406
CenturyTel, Inc.	3,818	117
Cisco Systems, Inc.*	20,261	378
Embarq Corp.	411	17
Motorola, Inc.	9,326	62
QUALCOMM, Inc.	2,215	100
Qwest Communications International, Inc.	8,082	34
Sprint Nextel Corp.*	24,809	119
Tellabs, Inc.*	23,052	132
Verizon Communications, Inc.	5,088	157

		1,522

Textiles - 0.2%
Cintas Corp.	2,459	56

Transportation - 1.1%
C.H. Robinson Worldwide, Inc.	870	45
FedEx Corp.	1,213	68
Norfolk Southern Corp.	1,303	49
United Parcel Service, Inc., Class B	2,543	127

		289

Total Common Stocks

(Cost $25,983)		24,653

PREFERRED STOCKS - 0.3%
Banks - 0.3%
Citigroup, Inc.*	3,426	64

Total Preferred Stocks

(Cost $46)		64

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INVESTMENTS - 2.1%
BNP Paribas, Grand Cayman, Eurodollar Time Deposit,
0.08%, 7/1/09	$325	325
U.S. Treasury Bill,
0.29%, 11/19/09(1)	210	210

Total Short-Term Investments

(Cost $535)		535

Total Investments - 100.0%

(Cost $26,564)		25,252
Other Assets less Liabilities - 0.0%		2

NET ASSETS - 100.0%		$25,254

(1)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2009, the Enhanced Large Cap Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED LOSS (000S)
S&P 500
E-mini	11	$504	Long	9/09	$(12)

Federal Tax Information:

At June 30,2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$26,564

Gross tax appreciation of investments	$1,389
Gross tax depreciation of investments	(2,701)

Net tax depreciation of investments	$(1,312)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Enhanced Large Cap Fund’s investments and other financial instruments which are carried at fair value, as of June 30, 2009:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$24,653	(1)	$—	$—	$24,653
Preferred Stocks	64	(1)	—	—	64
Short-Term Investments	—		535	—	535

Total Investments	$24,717		$535	$—	$25,252

(1)	Classifications as defined in the Schedule of Investments.
*	Other financial instruments include futures and forwards, if applicable.

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY FUNDS

SCHEDULE OF INVESTMENTS
GROWTH EQUITY FUND	JUNE 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.9%
Aerospace/Defense - 3.0%
L-3 Communications Holdings, Inc.	17,199	$1,193
Lockheed Martin Corp.	11,456	924
Raytheon Co.	26,854	1,193
Rolls-Royce Group PLC ADR	43,419	1,303

		4,613

Apparel - 1.8%
Coach, Inc.	73,816	1,984
NIKE, Inc., Class B	15,308	793

		2,777

Banks - 10.5%
Bank of America Corp.	241,962	3,194
Goldman Sachs Group (The), Inc.	17,398	2,565
JPMorgan Chase & Co.	70,268	2,397
Morgan Stanley	69,078	1,970
State Street Corp.	41,150	1,942
SunTrust Banks, Inc.	82,165	1,352
Wells Fargo & Co.	110,773	2,687

		16,107

Beverages - 2.1%
Dr Pepper Snapple Group, Inc.*	56,703	1,202
Pepsi Bottling Group, Inc.	58,689	1,986

		3,188

Biotechnology - 1.8%
Amgen, Inc.*	35,953	1,903
Biogen Idec, Inc.*	17,742	801

		2,704

Chemicals - 0.7%
Dow Chemical (The) Co.	70,542	1,138

Computers - 7.3%
Accenture Ltd., Class A	26,069	872
Dell, Inc.*	136,104	1,869
Hewlett-Packard Co.	72,684	2,809
IBM Corp.	45,180	4,718
Micros Systems, Inc.*	39,133	991

		11,259

Cosmetics/Personal Care - 1.0%
Procter & Gamble (The) Co.	29,815	1,523

Diversified Financial Services - 0.9%
Lazard Ltd., Class A	52,774	1,421

Electric - 3.4%
Entergy Corp.	15,017	1,164
FPL Group, Inc.	26,687	1,517
NRG Energy, Inc.*	98,112	2,547

		5,228

Environmental Control - 0.5%
Waste Management, Inc.	27,755	782

Food - 4.1%
General Mills, Inc.	27,507	1,541
Kroger (The) Co.	126,032	2,779
Sysco Corp.	39,073	878
Unilever PLC	49,446	1,162

		6,360

Healthcare - Products - 3.8%
Covidien PLC	65,787	2,463
Johnson & Johnson	59,698	3,391

		5,854

Healthcare - Services - 2.5%
CIGNA Corp.(1)	66,682	1,606
Quest Diagnostics, Inc.	23,372	1,319
Tenet Healthcare Corp.*	347,721	981

		3,906

Home Builders - 1.3%
Pulte Homes, Inc.	219,539	1,938

Insurance - 3.0%
Conseco, Inc.*	489,671	1,160
MetLife, Inc.	36,278	1,089
Prudential Financial, Inc.	23,214	864
Unum Group	98,335	1,560

		4,673

Iron/Steel - 0.8%
United States Steel Corp.	35,134	1,256

Machinery - Construction & Mining - 0.9%
Joy Global, Inc.	37,797	1,350

Machinery - Diversified - 0.6%
Cummins, Inc.	23,591	831

Media - 1.6%
Disney (The Walt) Co.	35,761	834
Time Warner, Inc.	66,701	1,680

		2,514

Metal Fabrication/Hardware - 1.0%
Precision Castparts Corp.	21,468	1,568

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

GROWTH EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.9% continued
Mining - 1.5%
Southern Copper Corp.	56,149	$1,147
Vale S.A. ADR	69,132	1,219

		2,366

Miscellaneous Manufacturing - 2.7%
Dover Corp.	34,014	1,126
General Electric Co.	157,011	1,840
Parker Hannifin Corp.	25,661	1,102

		4,068

Oil & Gas - 12.9%
Chevron Corp.	65,692	4,352
ENSCO International, Inc.	43,605	1,521
Exxon Mobil Corp.	74,751	5,226
Noble Corp.	55,829	1,689
Occidental Petroleum Corp.	38,519	2,535
Petroleo Brasileiro S.A. ADR (1)	45,789	1,876
Talisman Energy, Inc.	104,341	1,491
Valero Energy Corp.	71,658	1,210

		19,900

Pharmaceuticals - 5.2%
Cephalon, Inc.*	21,869	1,239
Forest Laboratories, Inc.*	61,891	1,554
Schering-Plough Corp.	146,079	3,669
Teva Pharmaceutical Industries Ltd. ADR	29,664	1,464

		7,926

Real Estate Investment Trusts - 0.8%
Annaly Capital Management, Inc.	83,104	1,258

Retail - 8.7%
Aeropostale, Inc.*	17,457	598
Best Buy Co., Inc.	29,014	972
Gap (The), Inc.	115,405	1,892
McDonald’s Corp.	41,777	2,402
Nordstrom, Inc.	63,861	1,270
TJX Cos., Inc.	63,975	2,013
Wal-Mart Stores, Inc.	88,214	4,273

		13,420

Semiconductors - 4.3%
ASML Holding NV (New York Shares)	65,136	1,410
Intel Corp.	146,145	2,419
ON Semiconductor Corp.*	181,640	1,246
Texas Instruments, Inc.	73,286	1,561

		6,636

Software - 5.5%
BMC Software, Inc.*	37,690	1,274
CA, Inc.	105,756	1,843
Microsoft Corp.	184,448	4,384
Oracle Corp.	46,804	1,003

		8,504

Telecommunications - 5.2%
AT&T, Inc.	65,397	1,624
Cisco Systems, Inc.*	97,598	1,819
Nokia OYJ ADR	82,896	1,209
Qwest Communications International, Inc.	321,431	1,334
Verizon Communications, Inc.	64,714	1,989

		7,975

Transportation - 0.5%
Kansas City Southern*	49,072	791

Total Common Stocks

(Cost $164,874)		153,834

	PRINCIPAL AMOUNT (000S)
SHORT- TERM INVESTMENTS - 0.0%
BNP Paribas, Grand Cayman, Eurodollar Time Deposit,
0.08%, 7/1/09	$13	13

Total Short-Term Investments

(Cost $13)		13

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	NUMBER OF CONTRACTS	VALUE (000S)
CALL OPTIONS - 0.0%
Lehman Brothers Holdings, Inc.,
Exp. Date 1/16/10, Strike Price $20.00*	375	$—
Lehman Brothers Holdings, Inc.,
Exp. Date 1/16/10, Strike Price $22.50*	631	1

Total Call Options

(Premiums Paid $484)		1

Total Investments - 99.9%

(Cost $165,371)		153,848
Other Assets less Liabilities - 0.1%		192

NET ASSETS - 100.0%		$154,040

(1)	A portion of the security is held to cover open written option contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2009, the Growth Equity Fund had open written call options as follows:

TYPE	NUMBER OF CONTRACTS	VALUE (000S)
CIGNA Corp.,
Exp. Date 7/18/09, Strike Price $30	(121)	$(1)
Petroleo Brasileria S.A.,
Exp. Date 7/18/09, Strike Price $47	(37)	—

Total Written Option Contracts

(Premiums Received $5)		$(1)

Federal Tax Information:

At June 30, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$165,371

Gross tax appreciation of investments	$10,740
Gross tax depreciation of investments	(22,260)

Net tax depreciation of investments	$(11,520)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Growth Equity Fund’s investments and other financial instruments which are carried at fair value, as of June 30, 2009:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$153,834	(1)	$—	$—	$153,834
Short-Term Investments	—		13	—	13
Open Call Options	—		—	1	1

Total Investments	$153,834		$13	$1	$153,848

Other Financial Instruments*	$(1)		$—	$—	$(1)

(1)	Classifications as defined in the Schedule of Investments.
*	Other financial instruments include futures, forwards, and open written options if applicable.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Balance as of 3/31/09	$6	$—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	(5)	—
Net Purchases (Sales)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 6/30/09	$1	$—

*	Other financial instruments include futures, forwards, and open written options if applicable.

The amount of change in unrealized loss due to investments in level 3 securities still held at June 30, 2009 was $5,000.

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND	JUNE 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 52.5%
Auto Parts & Equipment - 1.1%
Magna International, Inc., Class A	60,000	$2,534

Beverages - 0.9%
Coca-Cola (The) Co.	45,000	2,159

Chemicals - 1.4%
Dow Chemical (The) Co.	200,000	3,228

Computers - 4.1%
Accenture Ltd., Class A	145,000	4,852
Computer Sciences Corp.*	110,000	4,873

		9,725

Cosmetics/Personal Care - 1.0%
Procter & Gamble (The) Co.	45,000	2,299

Electrical Components & Equipment - 0.5%
Emerson Electric Co.	40,000	1,296

Food - 6.2%
B&G Food, Inc.	280,000	4,063
General Mills, Inc.	20,000	1,121
Kellogg Co.	55,000	2,561
Kraft Foods, Inc., Class A	180,000	4,561
SUPERVALU, Inc.	200,000	2,590

		14,896

Forest Products & Paper - 2.1%
Rayonier, Inc.	140,000	5,089

Healthcare - Products - 2.0%
Johnson & Johnson	85,000	4,828

Insurance - 4.2%
Berkshire Hathaway, Inc., Class A*	20	1,800
Chubb Corp.	100,000	3,988
Travelers Cos. (The), Inc.	105,000	4,309

		10,097

Media - 2.0%
Disney (The Walt) Co.	200,000	4,666

Mining - 1.7%
Southern Copper Corp.	195,000	3,986

Miscellaneous Manufacturing - 4.0%
3M Co.	75,000	4,507
Eaton Corp.	60,000	2,677
General Electric Co.	205,000	2,403

		9,587

Oil & Gas - 9.1%
ConocoPhillips	75,000	3,154
Devon Energy Corp.	60,000	3,270
EnCana Corp.	75,000	3,710
Marathon Oil Corp.	144,000	4,339
Occidental Petroleum Corp.	75,000	4,936
Sunoco, Inc.	30,000	696
Valero Energy Corp.	95,000	1,605

		21,710

Pharmaceuticals - 5.5%
Abbott Laboratories	40,000	1,882
AstraZeneca PLC ADR	35,000	1,545
Bristol-Myers Squibb Co.	75,000	1,523
GlaxoSmithKline PLC ADR	127,000	4,488
Pfizer, Inc.	255,000	3,825

		13,263

Real Estate Investment Trusts - 1.3%
Healthcare Realty Trust, Inc.	185,000	3,114

Retail - 2.2%
Best Buy Co., Inc.	50,000	1,674
Home Depot (The), Inc.	150,000	3,545

		5,219

Telecommunications - 3.2%
Nokia OYJ ADR	215,000	3,135
Verizon Communications, Inc.	150,000	4,609

		7,744

Total Common Stocks

(Cost $155,472)		125,440

CONVERTIBLE PREFERRED STOCKS - 11.4%
Chemicals - 2.0%
Celanese Corp., 4.25%	150,000	4,741

Electric - 1.1%
Great Plains Energy, Inc., 12.00%	45,000	2,588

Pharmaceuticals - 4.6%
Mylan, Inc. of Pennsylvania, 6.50%	4,500	3,876
Schering-Plough Corp., 6.00%	32,000	7,255

		11,131

Savings & Loans - 3.7%
New York Community Capital Trust V, 6.00%	200,000	6,656

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
CONVERTIBLE PREFERRED STOCKS - 11.4% continued
Savings & Loans - 3.7% continued
Sovereign Capital Trust IV, 4.38%	100,000	$2,087

		8,743

Total Convertible Preferred Stocks

(Cost $33,046)		27,203

	PRINCIPAL AMOUNT (000S)
CONVERTIBLE BONDS - 30.3%
Computers - 7.8%
CACI International, Inc.,
2.13%, 5/1/14	$6,000	5,580
Maxtor Corp.,
2.38%, 8/15/12	4,500	3,870
Mentor Graphics Corp.,
6.25%, 3/1/26	5,000	3,888
NetApp, Inc.,
1.75%, 6/1/13(1) (2)	6,000	5,332

		18,670

Healthcare - Services - 1.7%
LifePoint Hospitals, Inc.,
3.50%, 5/15/14	5,000	4,006

Home Builders - 0.7%
DR Horton, Inc.,
2.00%, 5/15/14	1,750	1,680

Housewares - 0.3%
Newell Rubbermaid, Inc.,
5.50%, 3/15/14	500	705

Insurance - 3.8%
American Equity Investment Life Holding Co.,
5.25%, 12/6/24	8,000	5,920
Old Republic International Corp.,
8.00%, 5/15/12	3,000	3,045

		8,965

Iron/Steel - 0.7%
ArcelorMittal,
5.00%, 5/15/14	1,100	1,400
United States Steel Corp.,
4.00%, 5/15/14	200	261

		1,661

Mining - 2.2%
Newmont Mining Corp.,
1.63%, 7/15/17	5,000	5,288

Miscellaneous Manufacturing - 0.1%
Ingersoll-Rand Co. Ltd.,
4.50%, 4/15/12	250	335

Oil & Gas - 3.1%
Transocean, Inc.,
1.50%, 12/15/37	5,000	4,531
1.63%, 12/15/37	3,000	2,850

		7,381

Pharmaceuticals - 2.1%
Watson Pharmaceuticals, Inc.,
1.75%, 3/15/23	5,000	4,912

Retail - 1.9%
Sonic Automotive, Inc.,
4.25%, 11/30/15	5,500	4,641

Semiconductors - 2.1%
Intel Corp.,
2.95%, 12/15/35	6,000	5,032

Telecommunications - 3.8%
Alaska Communications Systems Group, Inc.,
5.75%, 3/1/13	5,500	4,428
NII Holdings, Inc.,
3.13%, 6/15/12	6,000	4,650

		9,078

Total Convertible Bonds

(Cost $82,206)		72,354

SHORT - TERM INVESTMENTS - 5.6%
BNP Paribas, Grand Cayman, Eurodollar Time Deposit,
0.08%, 7/1/09	13,537	13,537

Total Short-Term Investments

(Cost $13,537)		13,537

Total Investments - 99.8%

(Cost $284,261)		238,534
Other Assets less Liabilities - 0.2%		539

NET ASSETS - 100.0%		$239,073

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

(1)	Restricted security that has been deemed illiquid. At June 30, 2009, the value of the restricted illiquid security amounted to approximately $5,332,000 or 2.2% of net assets. Additional information on the restricted illiquid security is as follows:

SECURITY	ACQUISTION AND ENFORCEABLE DATE	ACQUISTION COST (000S)
NetApp, Inc., 1.75%, 6/1/13	6/04/08 - 7/16/08	5,956

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At June 30, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$284,261

Gross tax appreciation of investments	$8,310
Gross tax depreciation of investments	(54,037)

Net tax depreciation of investments	$(45,727)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Income Equity Fund’s investments and other financial instruments which are carried at fair value, as of June 30, 2009:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$125,440	(1)	$—		$—	$125,440
Preferred Stocks	27,203	(1)	—		—	27,203
Convertible Bonds	—		72,354	(1)	—	72,354
Short-Term Investments	—		13,537		—	13,537

Total Investments	$152,643		$85,891		$—	$238,534

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL GROWTH EQUITY FUND	JUNE 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%
Australia - 2.0%
QBE Insurance Group Ltd.	149,385	$2,383
Telstra Corp. Ltd.	1,055,536	2,880

		5,263

Belgium - 2.0%
Anheuser-Busch InBev N.V.	144,724	5,239

Brazil - 2.0%
Petroleo Brasileiro S.A. ADR	66,230	2,714
Vale S.A. ADR	147,683	2,604

		5,318

Canada - 0.9%
Bombardier, Inc., Class B	824,477	2,446

China - 1.3%
Bank of China Ltd., Class H	7,349,000	3,482

Finland - 2.0%
Nokia OYJ	169,979	2,481
UPM-Kymmene OYJ	316,171	2,755

		5,236

France - 10.0%
Accor S.A.	52,810	2,100
Air Liquide S.A.	24,983	2,288
BNP Paribas	83,595	5,425
Peugeot S.A.*	114,885	3,030
Societe Generale	102,798	5,609
Total S.A.	72,747	3,940
UBISOFT Entertainment*	110,403	2,699
Veolia Environment	46,424	1,372

		26,463

Germany - 9.1%
Allianz S.E. (Registered)	43,145	3,990
Deutsche Bank A.G. (Registered)	41,270	2,511
Deutsche Telekom A.G. (Registered)	213,418	2,522
E.ON A.G.	113,417	4,026
GEA Group A.G.	98,121	1,489
Linde A.G.	28,751	2,364
SAP A.G.	80,584	3,249
Siemens A.G. (Registered)	58,014	4,016

		24,167

Hong Kong - 1.6%
Huabao International Holdings Ltd.	4,541,000	4,389

Ireland - 0.8%
Covidien PLC	54,332	2,034

Italy - 2.7%
Enel S.p.A.	672,486	3,276
ENI S.p.A.	168,933	4,008

		7,284

Japan - 19.0%
Chiyoda Corp.	326,000	2,624
Chubu Electric Power Co., Inc.	93,000	2,150
East Japan Railway Co.	29,000	1,746
Fast Retailing Co. Ltd.	24,600	3,204
Kawasaki Heavy Industries Ltd.	1,029,000	2,820
Kinden Corp.	183,000	1,603
Kubota Corp.	283,000	2,324
Mitsubishi UFJ Financial Group, Inc.	1,013,295	6,229
Mitsui & Co. Ltd.	297,500	3,505
Murata Manufacturing Co. Ltd.	47,200	2,001
NGK Insulators Ltd.	71,000	1,442
Nomura Holdings, Inc.	402,600	3,373
Shin-Etsu Chemical Co. Ltd.	54,700	2,526
Shiseido Co. Ltd.	119,000	1,947
Sony Corp.	139,200	3,596
Sumitomo Metal Mining Co. Ltd.	206,000	2,897
Toyota Motor Corp.	171,200	6,472

		50,459

Netherlands - 6.3%
Koninklijke Ahold N.V.	143,814	1,652
Koninklijke KPN N.V.	147,935	2,038
Qiagen N.V.*	99,122	1,840
Royal Dutch Shell PLC, Class B (London Exchange)	294,518	7,436
Unilever N.V. - CVA	154,264	3,723

		16,689

Portugal - 0.5%
Jeronimo Martins SGPS S.A.	197,551	1,349

Singapore - 3.1%
CapitaLand Ltd.	1,885,600	4,789
DBS Group Holdings Ltd.	415,000	3,368

		8,157

Spain - 2.9%
Iberdrola Renovables S.A.*	256,701	1,175
Iberdrola S.A.	287,492	2,338

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL GROWTH EQUITY FUND    continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8% continued
Spain - 2.9% continued
Telefonica S.A.	189,099	$4,288

		7,801

Sweden - 1.4%
Telefonaktiebolaget LM Ericsson, Class B	396,491	3,878

Switzerland - 8.6%
ABB Ltd. (Registered)*	215,830	3,397
ACE Ltd.	43,947	1,944
Credit Suisse Group A.G. (Registered)	60,271	2,751
Novartis A.G. (Registered)	126,242	5,129
Roche Holding A.G. (Genusschein)	47,930	6,521
Syngenta A.G. (Registered)	13,149	3,054

		22,796

United Kingdom - 21.1%
Autonomy Corp. PLC*	111,575	2,644
BAE Systems PLC	348,550	1,946
BP PLC	540,531	4,277
Compass Group PLC	770,117	4,340
GlaxoSmithKline PLC	313,976	5,529
HSBC Holdings PLC	283,158	2,351
ITV PLC	3,313,557	1,913
National Grid PLC	242,193	2,184
Pearson PLC	230,979	2,320
QinetiQ Group PLC	601,250	1,423
Reckitt Benckiser Group PLC	88,386	4,028
Rolls-Royce Group PLC*	771,425	4,600
Royal Bank of Scotland Group PLC*	4,140,956	2,633
Standard Chartered PLC	196,324	3,698
Vodafone Group PLC	3,046,579	5,889
Weir Group (The) PLC	300,325	2,289
WPP PLC	591,132	3,932

		55,996

United States - 0.5%
Lazard Ltd., Class A	52,762	1,420

Total Common Stocks

(Cost $292,163) (1)		259,866

	PRINCIPAL AMOUNT (000S)
SHORT - TERM INVESTMENTS - 0.0%
BNP Paribas, Grand Cayman, Eurodollar Time Deposit,
0.08%, 7/1/09	$2	2

Total Short-Term Investments

(Cost $2)		2

Total Investments - 97.8%

(Cost $292,165)		259,868
Other Assets less Liabilities - 2.2%		5,818

NET ASSETS - 100.0%		$265,686

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2009, the industry sectors for the International Growth Equity Fund were:

INDUSTRY SECTOR	% OF LONG TERM INVESTMENTS
Consumer Discretionary	11.9%
Consumer Staples	6.9
Energy	8.6
Financials	21.6
Health Care	8.1
Industrials	14.5
Information Technology	6.5
Materials	8.8
Telecommunication Services	6.8
Utilities	6.3

Total	100.0%

At June 30, 2009, the International Growth Equity Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	33.4%
British Pound	24.4
Japanese Yen	19.4
Swiss Franc	8.0
All other currencies less than 5%	14.8

Total	100.0%

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

Federal Tax Information:

At June 30, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$292,165

Gross tax appreciation of investments	$23,485
Gross tax depreciation of investments	(55,782)

Net tax depreciation of investments	$(32,297)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the International Growth Equity Fund’s investments and other financial instruments which are carried at fair value, as of June 30, 2009:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$—	$30,907	$—	$30,907
Consumer Staples	—	17,939	—	17,939
Energy	2,714	19,661	—	22,375
Financials	3,364	52,593	—	55,957
Health Care	2,034	19,019	—	21,053
Industrials	2,446	35,224	—	37,670
Information Technology	—	16,951	—	16,951
Materials	2,604	20,272	—	22,876
Telecommunication Services	—	17,617	—	17,617
Utilities	—	16,521	—	16,521
Short-Term Investments	—	2	—	2

Total Investments	$13,162	$246,706	$—	$259,868

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND	JUNE 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.2%
Advertising - 2.1%
Omnicom Group, Inc.	157,050	$4,960

Aerospace/Defense - 4.2%
Boeing (The) Co.	134,575	5,720
Lockheed Martin Corp.	53,915	4,348

		10,068

Banks - 8.4%
Bank of New York Mellon Corp.	188,450	5,523
Goldman Sachs Group (The), Inc.	52,666	7,765
Wells Fargo & Co.	276,525	6,709

		19,997

Beverages - 3.9%
Coca-Cola (The) Co.	100,245	4,811
PepsiCo, Inc.	81,370	4,472

		9,283

Chemicals - 1.4%
Dow Chemical (The) Co.	212,440	3,429

Computers - 1.0%
IBM Corp.	22,715	2,372

Cosmetics/Personal Care - 1.8%
Procter & Gamble (The) Co.	83,875	4,286

Diversified Financial Services - 5.5%
American Express Co.	250,320	5,817
BlackRock, Inc.	42,461	7,449

		13,266

Food - 1.9%
Kraft Foods, Inc., Class A	179,675	4,553

Forest Products & Paper - 1.6%
Weyerhaeuser Co.	124,205	3,779

Hand/Machine Tools - 1.4%
Black & Decker Corp.	120,300	3,448

Healthcare - Products - 4.3%
Johnson & Johnson	87,100	4,947
Medtronic, Inc.	150,805	5,262

		10,209

Insurance - 6.8%
Allstate (The) Corp.	281,095	6,859
Chubb Corp.	63,215	2,521
Hartford Financial Services Group, Inc.	83,200	987
Metlife, Inc.	201,000	6,032

		16,399

Machinery - Diversified - 2.0%
Deere & Co.	116,915	4,671

Media - 2.2%
McGraw-Hill Cos. (The), Inc.	175,870	5,295

Mining - 1.9%
Alcoa, Inc.	448,300	4,631

Miscellaneous Manufacturing - 4.6%
3M Co.	58,745	3,530
General Electric Co.	639,130	7,491

		11,021

Oil & Gas - 7.1%
Chevron Corp.	57,920	3,837
EnCana Corp.	90,330	4,469
Exxon Mobil Corp.	79,100	5,530
Sunoco, Inc.	135,655	3,147

		16,983

Oil & Gas Services - 4.4%
Baker Hughes, Inc.	134,530	4,902
Schlumberger Ltd.	105,800	5,725

		10,627

Pharmaceuticals - 7.2%
Bristol-Myers Squibb Co.	213,780	4,342
Pfizer, Inc.	188,600	2,829
Sanofi-Aventis ADR	156,700	4,621
Wyeth	118,500	5,379

		17,171

Retail - 5.7%
Gap (The), Inc.	169,250	2,776
Home Depot (The), Inc.	260,950	6,166
Penney (J.C.) Co., Inc.	167,400	4,806

		13,748

Savings & Loans - 3.5%
Hudson City Bancorp, Inc.	255,255	3,392
New York Community Bancorp, Inc.	460,955	4,928

		8,320

Semiconductors - 5.3%
Analog Devices, Inc.	205,425	5,090
Intel Corp.	458,500	7,588

		12,678

Software - 3.3%
Microsoft Corp.	334,420	7,949

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND continued	JUNE 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.2% continued
Telecommunications - 5.7%
AT&T, Inc.	128,120	$3,183
Telefonaktiebolaget LM Ericsson ADR	467,105	4,568
Verizon Communications, Inc.	194,895	5,989

		13,740

Tobacco - 2.0%
Philip Morris International, Inc.	109,200	4,763

Total Common Stocks

(Cost $273,043)		237,646

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INVESTMENTS - 0.3%
BNP Paribas, Grand Cayman, Eurodollar Time Deposit,
0.08%, 7/1/09	$814	$814

Total Short-Term Investments

(Cost $814)		814

Total Investments - 99.5%

(Cost $273,857)		238,460
Other Assets less Liabilities - 0.5%		1,138

NET ASSETS - 100.0%		$239,598

Percentages shown are based on Net Assets.

Federal Tax Information:

At June 30, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$273,857

Gross tax appreciation of investments	$14,480
Gross tax depreciation of investments	(49,877)

Net tax depreciation of investments	$(35,397)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities, and other financial instruments, if any. Following is a summary of the inputs used in valuing the Large Cap Value Fund’s investments and other financial instruments which are carried at fair value, as of June 30, 2009:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$237,646	(1)	$—	$—	$237,646
Short-Term Investments	—		814	—	814

Total Investments	$237,646		$814	$—	$238,460

(1)	Classifications as defined in the Schedule of Investments.

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MID CAP GROWTH FUND	JUNE 30, 2009 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.4%
Aerospace/Defense - 2.3%
Elbit Systems Ltd.	22,248	$1,376
Goodrich Corp.	21,872	1,093

		2,469

Auto Manufacturers - 0.6%
Navistar International Corp.*	14,750	643

Banks - 4.2%
City National Corp. of California	36,508	1,345
Credicorp Ltd.	25,792	1,501
State Street Corp.	33,888	1,599

		4,445

Beverages - 1.1%
Hansen Natural Corp.*	39,785	1,226

Biotechnology - 1.7%
Charles River Laboratories International, Inc.*	22,700	766
Life Technologies Corp.*	25,209	1,052

		1,818

Chemicals - 1.2%
FMC Corp.	27,617	1,306

Commercial Services - 6.6%
Alliance Data Systems Corp.*	20,766	855
Apollo Group, Inc., Class A*	25,215	1,793
FTI Consulting, Inc.*	28,106	1,426
ITT Educational Services, Inc.*	16,868	1,698
Monster Worldwide, Inc.*	109,737	1,296

		7,068

Computers - 4.9%
Brocade Communications Systems, Inc.*	180,777	1,414
Micros Systems, Inc.*	33,800	856
NetApp, Inc.*	59,809	1,179
Riverbed Technology, Inc.*	42,881	994
Western Digital Corp.*	27,990	742

		5,185

Cosmetics/Personal Care - 1.3%
Chattem, Inc.*	20,334	1,385

Distribution/Wholesale - 1.5%
LKQ Corp.*	99,906	1,643

Diversified Financial Services - 2.4%
IntercontinentalExchange, Inc.*	12,330	1,408
Lazard Ltd., Class A	43,301	1,166

		2,574

Electrical Components & Equipment - 2.2%
General Cable Corp.*	31,649	1,189
GrafTech International Ltd.*	98,099	1,110

		2,299

Electronics - 3.0%
Amphenol Corp., Class A	33,854	1,071
Cogent, Inc.*	84,205	904
Jabil Circuit, Inc.	171,946	1,276

		3,251

Engineering & Construction - 3.9%
Fluor Corp.	38,196	1,959
Shaw Group (The), Inc.*	40,441	1,109
URS Corp.*	22,173	1,098

		4,166

Food - 0.8%
TreeHouse Foods, Inc.*	29,465	848

Healthcare - Products - 4.9%
Haemonetics Corp.*	21,285	1,213
Inverness Medical Innovations, Inc.*	28,368	1,010
NuVasive, Inc.*	20,294	905
ResMed, Inc.*	30,033	1,223
Thoratec Corp.*	33,721	903

		5,254

Healthcare - Services - 3.1%
AMERIGROUP Corp.*	38,924	1,045
LifePoint Hospitals, Inc.*	40,902	1,074
Quest Diagnostics, Inc.	21,903	1,236

		3,355

Household Products/Wares - 1.6%
Scotts Miracle-Gro (The) Co., Class A	48,976	1,717

Internet - 2.7%
McAfee, Inc.*	28,085	1,185
Netease.com*	17,024	599
Priceline.com, Inc.*	9,892	1,103

		2,887

Iron/Steel - 1.2%
Cliffs Natural Resources, Inc.	51,298	1,255

Lodging - 2.3%
Ameristar Casinos, Inc.	58,768	1,118
Marriott International, Inc., Class A	60,740	1,341

		2,459

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

MID CAP GROWTH FUND    continued

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.4% continued
Machinery - Diversified - 1.0%
Flowserve Corp.	14,937	$1,043

Media - 1.3%
Discovery Communications, Inc., Class A*	62,058	1,399

Miscellaneous Manufacturing - 0.8%
Hexcel Corp.*	90,005	858

Oil & Gas - 2.4%
Newfield Exploration Co.*	34,396	1,124
Noble Energy, Inc.	24,842	1,465

		2,589

Oil & Gas Services - 3.6%
Cameron International Corp.*	49,302	1,395
Core Laboratories N.V.	16,594	1,446
Oceaneering International, Inc.*	22,153	1,002

		3,843

Packaging & Containers - 1.5%
Rock-Tenn Co., Class A	42,331	1,615

Pharmaceuticals - 3.7%
Express Scripts, Inc.*	22,854	1,571
Mylan, Inc.*	86,131	1,124
Valeant Pharmaceuticals International*	49,054	1,262

		3,957

Retail - 10.7%
Aaron’s, Inc.	34,524	1,029
Advance Auto Parts, Inc.	29,862	1,239
Cheesecake Factory (The), Inc.*	74,047	1,281
Coinstar, Inc.*	26,840	717
Dollar Tree, Inc.*	25,384	1,069
Guess?, Inc.	47,171	1,216
Nordstrom, Inc.	57,773	1,149
PetSmart, Inc.	63,625	1,365
Ross Stores, Inc.	27,379	1,057
World Fuel Services Corp.	31,692	1,307

		11,429

Semiconductors - 6.7%
ON Semiconductor Corp.*	288,559	1,979
Silicon Laboratories, Inc.*	29,177	1,107
Skyworks Solutions, Inc.*	149,587	1,463
Teradyne, Inc.*	172,867	1,186
Xilinx, Inc.	70,853	1,450

		7,185

Software - 5.1%
ANSYS, Inc.*	49,367	1,538
Quality Systems, Inc.	28,882	1,645
Red Hat, Inc.*	65,503	1,319
Sybase, Inc.*	31,438	985

		5,487

Telecommunications - 3.6%
CommScope, Inc.*	63,846	1,677
Millicom International Cellular S.A.*	20,148	1,133
Starent Networks Corp.*	41,379	1,010

		3,820

Transportation - 3.5%
Con-way, Inc.	33,622	1,187
CSX Corp.	38,498	1,333
Hunt (J.B.) Transport Services, Inc.	38,607	1,179

		3,699

Total Common Stocks

(Cost $90,877)		104,177

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INVESTMENTS - 1.5%
BNP Paribas, Grand Cayman, Eurodollar Time Deposit,
0.08%, 7/1/09	$1,622	1,622

Total Short-Term Investments

(Cost $1,622)		1,622

Total Investments - 98.9%

(Cost $92,499)		105,799
Other Assets less Liabilities - 1.1%		1,175

NET ASSETS - 100.0%		$106,974

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

Federal Tax Information:

At June 30,2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$92,499

Gross tax appreciation of investments	$14,735
Gross tax depreciation of investments	(1,435)

Federal tax appreciation of investments	$13,300

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Mid Cap Growth Fund’s investments and other financial instruments which are carried at fair value, as of June 30, 2009:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$104,177	(1)	$—	$—	$104,177
Short-Term Investments	—		1,622	—	1,622

Total Investments	$104,177		$1,622	$—	$105,799

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SELECT EQUITY FUND	JUNE 30, 2009 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.0%
Aerospace/Defense - 4.4%
Goodrich Corp.	34,185	$1,708
Lockheed Martin Corp.	19,305	1,557

		3,265

Agriculture - 5.1%
Archer-Daniels-Midland Co.	47,360	1,268
Philip Morris International, Inc.	58,645	2,558

		3,826

Banks - 2.4%
Goldman Sachs Group (The), Inc.	7,050	1,039
State Street Corp.	15,605	737

		1,776

Beverages - 1.9%
Dr Pepper Snapple Group, Inc.*	67,500	1,430

Biotechnology - 2.6%
Gilead Sciences, Inc.*	14,735	690
Millipore Corp.*	18,300	1,285

		1,975

Chemicals - 1.2%
FMC Corp.	19,280	912

Commercial Services - 1.1%
Robert Half International, Inc.	34,050	804

Computers - 11.0%
Apple, Inc.*	17,670	2,517
EMC Corp. of Massachusetts*	96,535	1,265
IBM Corp.	21,095	2,203
NetApp, Inc.*	57,130	1,126
Western Digital Corp.*	41,625	1,103

		8,214

Diversified Financial Services - 1.5%
BlackRock, Inc.	6,500	1,140

Electric - 1.6%
Public Service Enterprise Group, Inc.	37,865	1,236

Engineering & Construction - 1.6%
Fluor Corp.	23,750	1,218

Food - 3.3%
Kraft Foods, Inc., Class A	60,400	1,531
Sysco Corp.	41,080	923

		2,454

Healthcare - Products - 0.8%
Gen-Probe, Inc.*	13,915	598

Healthcare - Services - 6.2%
Quest Diagnostics, Inc.	28,555	1,611
UnitedHealth Group, Inc.	50,715	1,267
WellPoint, Inc.*	35,480	1,806

		4,684

Household Products/Wares - 2.1%
Kimberly-Clark Corp.	30,285	1,588

Internet - 7.4%
Amazon.com, Inc.*	11,380	952
Baidu, Inc. ADR*	1,280	386
eBay, Inc.*	74,570	1,277
Google, Inc., Class A*	4,755	2,005
Sohu.com, Inc.*	14,805	930

		5,550

Iron/Steel - 0.5%
Cia Siderurgica Nacional S.A. ADR	16,680	373

Lodging - 1.0%
Marriott International, Inc., Class A	34,930	771

Metal Fabrication/Hardware - 0.9%
Precision Castparts Corp.	9,440	689

Mining - 2.5%
Freeport-McMoRan Copper & Gold, Inc.	6,010	301
Goldcorp, Inc.	30,620	1,064
Teck Resources Ltd., Class B*	33,280	531

		1,896

Oil & Gas - 6.2%
Exxon Mobil Corp.	18,105	1,266
Occidental Petroleum Corp.	24,200	1,592
Talisman Energy, Inc.	62,685	896
Transocean Ltd.*	11,630	864

		4,618

Pharmaceuticals - 7.4%
Abbott Laboratories	24,745	1,164
AstraZeneca PLC ADR	35,500	1,567
Lilly (Eli) & Co.	45,245	1,567
Teva Pharmaceutical Industries Ltd. ADR	25,245	1,246

		5,544

Retail - 8.5%
Gap (The), Inc.	79,890	1,310
Kohl’s Corp.*	32,030	1,369

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SELECT EQUITY FUND    continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Retail - 8.5% continued
TJX Cos., Inc.	36,725	$1,156
Wal-Mart Stores, Inc.	24,105	1,168
Yum! Brands, Inc.	40,140	1,338

		6,341

Semiconductors - 3.7%
Broadcom Corp., Class A*	26,705	662
Intel Corp.	23,575	390
Marvell Technology Group Ltd.*	31,570	367
National Semiconductor Corp.	46,680	586
Texas Instruments, Inc.	36,100	769

		2,774

Software - 5.9%
Microsoft Corp.	127,160	3,023
Oracle Corp.	64,000	1,371

		4,394

Telecommunications - 5.8%
Cisco Systems, Inc.*	92,690	1,728
Juniper Networks, Inc.*	16,585	391
Millicom International Cellular S.A.*	16,795	945
Nokia OYJ ADR	86,345	1,259

		4,323

Transportation - 1.4%
United Parcel Service, Inc., Class B	21,325	1,066

Total Common Stocks

(Cost $68,557)		73,459

PREFERRED STOCKS - 1.7%
Beverages - 1.7%
Cia de Bebidas das Americas ADR	19,180	1,243

Total Preferred Stocks

(Cost $1,014)		1,243

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INVESTMENTS - 0.1%
BNP Paribas, Grand Cayman, Eurodollar Time Deposit, 0.08%, 7/1/09	$80	80

Total Short-Term Investments

(Cost $80)		80

Total Investments - 99.8%

(Cost $69,651)		74,782
Other Assets less Liabilities - 0.2%		183

NET ASSETS - 100.0%		$74,965

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At June 30, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$69,651

Gross tax appreciation of investments	$6,907
Gross tax depreciation of investments	(1,776)

Net tax appreciation of investments	$5,131

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Select Equity Fund’s investments and other financial instruments which are carried at fair value, as of June 30, 2009:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$73,459	(1)	$—	$—	$73,459
Preferred Stocks	1,243	(1)	—	—	1,243
Short-Term Investments	—		80	—	80

Total Investments	$74,702		$80	$—	$74,782

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP GROWTH FUND	JUNE 30, 2009 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 99.2%
Banks - 0.7%
City National Corp. of California	6,730	$248

Biotechnology - 3.7%
Affymax, Inc.*	9,360	172
AMAG Pharmaceuticals, Inc.*	4,765	260
Charles River Laboratories
International, Inc.*	7,170	242
Enzon Pharmaceuticals, Inc.*	47,864	377
Seattle Genetics, Inc.*	22,175	216

		1,267

Commercial Services - 8.4%
American Public Education, Inc.*	9,185	364
Dollar Financial Corp.*	22,315	308
Emergency Medical Services Corp.,
Class A*	7,290	268
FTI Consulting, Inc.*	5,729	291
Gartner, Inc.*	25,410	388
HMS Holdings Corp.*	7,410	302
Monster Worldwide, Inc.*	29,670	350
Navigant Consulting, Inc.*	24,734	319
Net 1 UEPS Technologies, Inc.*	20,259	275

		2,865

Computers - 2.4%
Riverbed Technology, Inc.*	12,325	286
SRA International, Inc., Class A*	9,736	171
Synaptics, Inc.*	9,155	354

		811

Cosmetics/Personal Care - 1.2%
Chattem, Inc.*	5,931	404

Distribution/Wholesale - 3.2%
Beacon Roofing Supply, Inc.*	23,721	343
LKQ Corp.*	21,935	361
Owens & Minor, Inc.	8,971	393

		1,097

Diversified Financial Services - 4.1%
GFI Group, Inc.	48,825	329
Lazard Ltd., Class A	9,430	254
Portfolio Recovery Associates, Inc.*	11,455	444
Stifel Financial Corp.*	7,445	358

		1,385

Electrical Components & Equipment - 4.4%
EnerSys*	20,775	378
General Cable Corp.*	9,400	353
GrafTech International Ltd.*	28,585	323
Littelfuse, Inc.*	22,185	443

		1,497

Electronics - 6.6%
American Science & Engineering, Inc.	5,330	368
Cogent, Inc.*	24,108	259
Dionex Corp.*	5,986	365
Jabil Circuit, Inc.	44,910	333
OSI Systems, Inc.*	26,180	546
Plexus Corp.*	17,625	361

		2,232

Engineering & Construction - 2.0%
Baker (Michael) Corp.*	8,215	348
MYR Group, Inc.*	15,885	321

		669

Entertainment - 1.1%
National CineMedia, Inc.	26,810	369

Food - 0.8%
TreeHouse Foods, Inc.*	9,305	268

Hand/Machine Tools - 0.8%
Regal-Beloit Corp.	7,004	278

Healthcare - Products - 7.8%
Bruker Corp.*	22,860	212
Greatbatch, Inc.*	14,865	336
Haemonetics Corp.*	5,831	332
ICU Medical, Inc.*	8,128	335
Masimo Corp.*	14,640	353
NuVasive, Inc.*	5,740	256
ResMed, Inc.*	7,485	305
Techne Corp.	4,090	261
Thoratec Corp.*	9,568	256

		2,646

Healthcare - Services - 3.3%
AMERIGROUP Corp.*	11,645	313
LifePoint Hospitals, Inc.*	14,935	392
RehabCare Group, Inc.*	17,045	408

		1,113

Household Products/Wares - 1.1%
Scotts Miracle-Gro (The) Co., Class A	10,670	374

Internet - 4.6%
AsiaInfo Holdings, Inc.*	23,932	412

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP GROWTH FUND    continued

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 99.2% continued
Internet - 4.6% continued
Perfect World Co. Ltd. ADR*	15,856	$453
Perficient, Inc.*	52,350	366
TIBCO Software, Inc.*	45,727	328

		1,559

Iron/Steel - 0.8%
Cliffs Natural Resources, Inc.	11,385	279

Lodging - 1.1%
Ameristar Casinos, Inc.	19,445	370

Machinery - Diversified - 0.7%
Wabtec Corp.	8,005	258

Miscellaneous Manufacturing - 2.0%
AZZ, Inc.*	12,897	444
Hexcel Corp.*	25,245	240

		684

Oil & Gas - 2.0%
Berry Petroleum Co., Class A	15,650	291
Encore Acquisition Co.*	12,585	388

		679

Oil & Gas Services - 2.1%
NATCO Group, Inc., Class A*	9,715	320
Oil States International, Inc.*	15,715	380

		700

Packaging & Containers - 1.2%
Rock-Tenn Co., Class A	11,135	425

Pharmaceuticals - 3.8%
Allos Therapeutics, Inc.*	36,344	301
Catalyst Health Solutions, Inc.*	15,710	392
Medivation, Inc.*	12,390	278
Valeant Pharmaceuticals International*	12,910	332

		1,303

Retail - 11.1%
Aaron’s, Inc.	10,465	312
Asbury Automotive Group, Inc.	16,405	168
Big 5 Sporting Goods Corp.	27,710	306
CEC Entertainment, Inc.*	10,713	316
Charming Shoppes, Inc.*	65,165	242
Cheesecake Factory (The), Inc.*	28,306	490
Coinstar, Inc.*	9,800	262
Cracker Barrel Old Country Store, Inc.	12,755	356
Guess?, Inc.	15,623	403
Monro Muffler Brake, Inc.	16,220	417
Texas Roadhouse, Inc., Class A*	18,310	200
World Fuel Services Corp.	7,823	322

		3,794

Semiconductors - 5.9%
Entegris, Inc.*	98,085	267
IXYS Corp.	24,976	253
Silicon Laboratories, Inc.*	11,099	421
Skyworks Solutions, Inc.*	41,645	407
Teradyne, Inc.*	55,235	379
Ultratech, Inc.*	23,530	289

		2,016

Software - 7.0%
Computer Programs & Systems, Inc.	8,550	327
Informatica Corp.*	20,878	359
Longtop Financial Technologies Ltd. ADR*	6,828	168
Quality Systems, Inc.	6,955	396
Seachange International, Inc.*	49,533	398
Sybase, Inc.*	7,685	241
Synchronoss Technologies, Inc.*	25,825	317
Taleo Corp., Class A*	9,635	176

		2,382

Telecommunications - 2.4%
CommScope, Inc.*	17,440	458
Starent Networks Corp.*	14,436	352

		810

Transportation - 2.9%
Con-way, Inc.	10,475	370
Genesee & Wyoming, Inc., Class A*	13,180	349
HUB Group, Inc., Class A*	12,340	255

		974

Total Common Stocks

(Cost $29,607)		33,756

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.8%
BNP Paribas, Grand Cayman, Eurodollar Time Deposit, 0.08%, 7/1/09	$288	$288

Total Short-Term Investments

(Cost $288)		288

Total Investments - 100.0%

(Cost $29,895)		34,044
Liabilities less Other Assets - 0.0%		(7)

NET ASSETS - 100.0%		$34,037

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At June 30, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$29,895

Gross tax appreciation of investments	$4,755
Gross tax depreciation of investments	(606)

Net tax depreciation of investments	$4,149

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Small Cap Growth Fund’s investments and other financial instruments which are carried at fair value, as of June 30, 2009:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$33,756	(1)	$—	$—	$33,756
Short-Term Investments	—		288	—	288

Total Investments	$33,756		$288	$—	$34,044

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND	JUNE 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7%
Advertising - 0.1%
Harte-Hanks, Inc.	85,516	$791

Aerospace/Defense - 1.6%
AAR Corp.*	114,661	1,840
Cubic Corp.	39,500	1,414
Ducommun, Inc.	67,746	1,273
Esterline Technologies Corp.*	174,710	4,729
Herley Industries, Inc.*	15,122	166
Moog, Inc., Class A*	184,561	4,764
Triumph Group, Inc.	93,654	3,746

		17,932

Agriculture - 0.3%
Andersons (The), Inc.	24,517	734
Universal Corp. of Virginia	91,827	3,040

		3,774

Airlines - 0.5%
Skywest, Inc.	568,626	5,800

Apparel - 0.9%
Columbia Sportswear Co.	99,731	3,084
Iconix Brand Group, Inc.*	78,270	1,204
K-Swiss, Inc., Class A	53,714	457
Lacrosse Footwear, Inc.	3,504	33
Oxford Industries, Inc.	117,087	1,364
Skechers U.S.A., Inc., Class A*	205,564	2,008
Timberland (The) Co., Class A*	105,150	1,395

		9,545

Auto Parts & Equipment - 0.7%
ATC Technology Corp.*	151,988	2,204
Cooper Tire & Rubber Co.	62,300	618
Dorman Products, Inc.*	53,503	740
Exide Technologies*	159,806	596
Miller Industries, Inc. of Tennessee*	37,786	332
Modine Manufacturing Co.	135,400	650
Superior Industries International, Inc.	85,809	1,210
Titan International, Inc.	123,978	926
Wonder Auto Technology, Inc.*	400	4

		7,280

Banks - 11.1%
Alliance Financial Corp. of New York	3,060	87
Bancfirst Corp.	20,906	723
Bancorp Rhode Island, Inc.	11,577	228
BancorpSouth, Inc.	169,800	3,486
Bank Mutual Corp.	151,532	1,321
Bank of Kentucky Financial Corp.	9,651	270
Bank of the Ozarks, Inc.	19,614	424
Capital City Bank Group, Inc.	50,969	859
Capitol Bancorp Ltd.	68,775	182
Cathay General Bancorp	233,673	2,222
Century Bancorp, Inc. of Massachusetts, Class A	7,229	133
Chemical Financial Corp.	198,020	3,943
City Holding Co.	34,462	1,046
CoBiz Financial, Inc.	83,960	538
Columbia Banking System, Inc.	81,913	838
Community Bank System, Inc.	247,550	3,604
Community Trust Bancorp, Inc.	91,251	2,441
CVB Financial Corp.	195,520	1,167
Enterprise Financial Services Corp.	31,000	282
Farmers Capital Bank Corp.	43,168	1,087
First Bancorp of North Carolina	46,053	722
First Bancorp of Puerto Rico	533,625	2,108
First Busey Corp.	89,370	657
First Commonwealth Financial Corp.	543,620	3,447
First Community Bancshares, Inc. of Virginia	102,871	1,321
First Financial Bancorp	185,798	1,397
First Financial Corp. of Indiana	55,200	1,743
First Merchants Corp.	173,140	1,390
First Midwest Bancorp, Inc.	250,940	1,834
FirstMerit Corp.	278,944	4,736
FNB Corp. of Pennsylvania	548,839	3,397
Glacier Bancorp, Inc.	44,040	651
Harleysville National Corp.	39,130	184
Heartland Financial USA, Inc.	46,445	663
Heritage Commerce Corp.	19,920	74
Heritage Financial Corp. of Washington	15,194	176
Home Bancshares, Inc.	1,600	30
IBERIABANK Corp.	68,563	2,702
Independent Bank Corp. of Massachusetts	49,927	984
International Bancshares Corp.	286,017	2,949
Lakeland Bancorp, Inc.	127,535	1,147
Lakeland Financial Corp.	35,513	675
MainSource Financial Group, Inc.	106,855	793
MB Financial, Inc.	275,969	2,812
Nara Bancorp, Inc.	16,658	86
National Penn Bancshares, Inc.	695,184	3,205
NBT Bancorp, Inc.	87,762	1,905
Northrim BanCorp, Inc.	8,530	119

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND    continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7% continued
Banks - 11.1% continued
Old National Bancorp of Indiana	364,526	$3,580
Old Second Bancorp, Inc.	25,633	151
Oriental Financial Group, Inc.	12,800	124
Peoples Bancorp, Inc. of Ohio	80,811	1,378
Pinnacle Financial Partners, Inc.*	148,541	1,979
Prosperity Bancshares, Inc.	234,710	7,001
Renasant Corp.	104,358	1,567
Republic Bancorp, Inc. of Kentucky,
Class A	1,600	36
S & T Bancorp, Inc.	107,735	1,310
Sandy Spring Bancorp, Inc.	36,618	538
SCBT Financial Corp.	61,825	1,465
Sierra Bancorp	20,804	263
Simmons First National Corp., Class A	147,632	3,945
Southwest Bancorp, Inc. of Oklahoma	68,574	669
StellarOne Corp.	87,406	1,132
Sterling Bancshares, Inc. of Texas	351,055	2,222
Sun Bancorp, Inc. of New Jersey*	57,044	296
Susquehanna Bancshares, Inc.	262,675	1,285
Texas Capital Bancshares, Inc.*	96,017	1,485
Trico Bancshares	54,929	851
Trustmark Corp.	303,449	5,863
UCBH Holdings, Inc.	529,583	667
UMB Financial Corp.	146,981	5,587
Umpqua Holdings Corp.	1,700	13
Union Bankshares Corp. of Virginia	74,901	1,121
United Bankshares, Inc.	176,283	3,445
Univest Corp. of Pennsylvania	47,032	953
Washington Banking Co.	28,140	265
Washington Trust Bancorp, Inc.	60,130	1,072
WesBanco, Inc.	41,836	608
Whitney Holding Corp.	209,877	1,923
Wilshire Bancorp, Inc.	138,763	798
Wintrust Financial Corp.	26,524	427
Yadkin Valley Financial Corp.	37,963	262

		121,069

Biotechnology - 0.2%
Cambrex Corp.*	39,345	162
Martek Biosciences Corp.	93,595	1,980

		2,142

Building Materials - 1.4%
Apogee Enterprises, Inc.	96,678	1,189
Comfort Systems USA, Inc.	139,126	1,426
Drew Industries, Inc.*	62,222	757
Gibraltar Industries, Inc.	112,365	772
Interline Brands, Inc.*	132,773	1,816
LSI Industries, Inc.	131,798	718
Quanex Building Products Corp.	149,437	1,677
Simpson Manufacturing Co., Inc.	140,662	3,041
Texas Industries, Inc.	15,400	483
Trex Co., Inc.*	3,100	42
Universal Forest Products, Inc.	96,889	3,206

		15,127

Chemicals - 3.3%
Arch Chemicals, Inc.	190,039	4,673
Cabot Corp.	84,326	1,061
Cytec Industries, Inc.	76,659	1,427
Fuller (H.B.) Co.	383,674	7,202
Innophos Holdings, Inc.	30,693	518
Innospec, Inc.	53,500	575
Minerals Technologies, Inc.	80,533	2,901
NewMarket Corp.	13,240	891
OM Group, Inc.*	71,525	2,076
PolyOne Corp.*	279,019	756
Quaker Chemical Corp.	17,502	233
Rockwood Holdings, Inc.*	114,471	1,676
Schulman (A.), Inc.	227,264	3,434
Sensient Technologies Corp.	284,896	6,430
Symyx Technologies, Inc.*	126,400	739
Westlake Chemical Corp.	87,902	1,792
Zoltek Cos., Inc.*	9,000	88

		36,472

Coal - 0.3%
Massey Energy Co.	178,578	3,489

Commercial Services - 3.9%
Aaron’s, Inc.	48,372	1,442
ABM Industries, Inc.	81,591	1,474
Albany Molecular Research, Inc.*	157,479	1,321
AMN Healthcare Services, Inc.*	62,016	396
Barrett Business Services, inc.	24,316	255
CDI Corp.	91,498	1,020
ChinaCast Education Corp.*	19,844	141
CRA International, Inc.*	25,574	710
Cross Country Healthcare, Inc.*	165,532	1,137
Electro Rent Corp.	118,457	1,124
Emergency Medical Services Corp., Class A*	41,793	1,539

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7% continued
Commercial Services - 3.9% continued
First Advantage Corp., Class A*	108,518	$1,651
H&E Equipment Services, Inc.*	81,422	761
Hackett Group (The), Inc.*	57,970	135
Heidrick & Struggles International, Inc.	93,557	1,707
Jackson Hewitt Tax Service, Inc.	35,882	225
Kelly Services, Inc., Class A	66,899	733
Kenexa Corp.*	7,928	92
Kforce, Inc.*	65,430	541
Korn/Ferry International*	130,457	1,388
MAXIMUS, Inc.	24,043	992
Monro Muffler, Inc.	3,900	100
MPS Group, Inc.*	750,000	5,730
On Assignment, Inc.*	205,814	805
PHH Corp.*	182,040	3,310
Rent-A-Center, Inc.*	344,792	6,148
Rewards Network, Inc.*	74,927	283
Spherion Corp.*	78,624	324
Stewart Enterprises, Inc., Class A	505,397	2,436
United Rentals, Inc.*	137,793	894
Viad Corp.	146,547	2,524
Watson Wyatt Worldwide, Inc., Class A	37,760	1,417

		42,755

Computers - 2.4%
Agilysys, Inc.	202,046	946
CACI International, Inc., Class A*	173,381	7,405
CIBER, Inc.*	282,427	875
Cray, Inc.*	234,297	1,846
Electronics for Imaging, Inc.*	142,870	1,523
Imation Corp.	91,086	693
Insight Enterprises, Inc.*	254,236	2,456
Mentor Graphics Corp.*	142,728	781
MTS Systems Corp.	34,330	709
Ness Technologies, Inc.*	128,545	503
Perot Systems Corp., Class A*	490,761	7,033
SRA International, Inc., Class A*	75,716	1,329

		26,099

Cosmetics/Personal Care - 0.1%
Elizabeth Arden, Inc.*	18,278	159
Inter Parfums, Inc.	51,860	381

		540

Distribution/Wholesale - 1.0%
Core-Mark Holding Co., Inc.*	39,112	1,019
Owens & Minor, Inc.	27,402	1,201
School Specialty, Inc.*	123,279	2,491
Tech Data Corp.*	59,774	1,955
United Stationers, Inc.*	123,043	4,292

		10,958

Diversified Financial Services - 1.8%
Encore Capital Group, Inc.*	54,187	718
Financial Federal Corp.	148,323	3,048
GFI Group, Inc.	66,200	446
Investment Technology Group, Inc.*	67,626	1,379
Janus Capital Group, Inc.	89,200	1,017
Knight Capital Group, Inc., Class A*	281,216	4,795
Nelnet, Inc., Class A*	80,627	1,096
Ocwen Financial Corp.*	198,076	2,569
Penson Worldwide, Inc.*	64,066	573
Stifel Financial Corp.*	29,764	1,431
SWS Group, Inc.	150,557	2,103

		19,175

Electric - 4.3%
Allete, Inc.	154,513	4,442
Avista Corp.	273,264	4,867
Central Vermont Public Service Corp.	143,930	2,605
CH Energy Group, Inc.	46,372	2,166
Cleco Corp.	63,800	1,430
El Paso Electric Co.*	284,433	3,971
Empire District Electric (The) Co.	36,500	603
Idacorp, Inc.	264,304	6,909
MGE Energy, Inc.	22,525	756
NorthWestern Corp.	104,826	2,386
Otter Tail Corp.	115,669	2,526
Pike Electric Corp.*	28,730	346
Portland General Electric Co.	193,900	3,777
Unisource Energy Corp.	183,156	4,861
Westar Energy, Inc.	284,869	5,347

		46,992

Electrical Components & Equipment - 0.7%
Belden, Inc.	130,917	2,186
Encore Wire Corp.	182,967	3,906
Insteel Industries, Inc.	20,260	167
Littelfuse, Inc.*	57,233	1,143

		7,402

Electronics - 3.9%
Analogic Corp.	62,723	2,318
Bel Fuse, Inc., Class B	61,887	993

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND    continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7% continued
Electronics - 3.9% continued
Benchmark Electronics, Inc.*	176,818	$2,546
Brady Corp., Class A	207,887	5,222
Coherent, Inc.*	96,097	1,987
CTS Corp.	390,859	2,560
Cymer, Inc.*	157,206	4,674
FEI Co.*	170,186	3,897
LaBarge, Inc.*	29,794	276
Measurement Specialties, Inc.*	19,501	138
Newport Corp.*	88,983	515
OSI Systems, Inc.*	68,167	1,421
Park Electrochemical Corp.	55,428	1,193
Plexus Corp.*	47,600	974
Rofin-Sinar Technologies, Inc.*	98,352	1,968
Rogers Corp.*	96,811	1,959
Spectrum Control, Inc.*	36,930	325
Stoneridge, Inc.*	21,200	102
Technitrol, Inc.	2,789	18
TTM Technologies, Inc.*	221,443	1,763
Varian, Inc.*	41,993	1,656
Watts Water Technologies, Inc., Class A	288,368	6,211
Zygo Corp.*	14,800	69

		42,785

Engineering & Construction - 0.8%
Dycom Industries, Inc.*	126,961	1,406
EMCOR Group, Inc.*	182,463	3,671
Granite Construction, Inc.	64,795	2,156
Layne Christensen Co.*	78,037	1,596

		8,829

Entertainment - 0.8%
Churchill Downs, Inc.	123,467	4,156
Dover Downs Gaming &
Entertainment, Inc.	20,832	97
Speedway Motorsports, Inc.	329,013	4,527
Vail Resorts, Inc.*	17,400	467

		9,247

Food - 2.5%
Flowers Foods, Inc.	144,585	3,158
Hain Celestial Group (The), Inc.*	294,012	4,589
Imperial Sugar Co.	96,630	1,170
J & J Snack Foods Corp.	21,709	779
Lance, Inc.	72,466	1,676
Nash Finch Co.	58,669	1,588
Ruddick Corp.	270,591	6,340
Sanderson Farms, Inc.	36,000	1,620
Weis Markets, Inc.	151,601	5,082
Winn-Dixie Stores, Inc.*	65,941	827

		26,829

Forest Products & Paper - 0.2%
Buckeye Technologies, Inc.*	28,860	130
Glatfelter	253,758	2,258
Neenah Paper, Inc.	21,700	191

		2,579

Gas - 1.2%
Laclede Group (The), Inc.	50,017	1,657
Nicor, Inc.	50,833	1,760
Northwest Natural Gas Co.	21,948	973
Southwest Gas Corp.	272,274	6,047
WGL Holdings, Inc.	94,100	3,013

		13,450

Hand/Machine Tools - 0.6%
Regal-Beloit Corp.	172,448	6,850

Healthcare - Products - 1.0%
Angiodynamics, Inc.*	109,868	1,458
Cantel Medical Corp.*	45,448	738
Conmed Corp.*	274,631	4,262
Cooper (The) Cos., Inc.	27,266	674
Greatbatch, Inc.*	111,920	2,531
Home Diagnostics, Inc.*	9,611	59
ICU Medical, Inc.*	11,600	477
Invacare Corp.	47,737	843
Medical Action Industries, Inc.*	1,400	16

		11,058

Healthcare - Services - 2.9%
Allied Healthcare International, Inc.*	59,899	130
American Dental Partners, Inc.*	54,046	490
Amsurg Corp.*	113,908	2,442
Assisted Living Concepts, Inc., Class A*	5,755	84
Capital Senior Living Corp.*	45,177	206
Centene Corp.*	77,574	1,550
Gentiva Health Services, Inc.*	60,481	995
Healthsouth Corp.*	78,500	1,133
Healthspring, Inc.*	174,477	1,895
Healthways, Inc.*	17,936	241
Kindred Healthcare, Inc.*	318,846	3,944
LifePoint Hospitals, Inc.*	215,000	5,644

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7% continued
Healthcare - Services - 2.9% continued
Medcath Corp.*	95,077	$1,118
Molina Healthcare, Inc.*	96,156	2,300
Odyssey HealthCare, Inc.*	100,108	1,029
Psychiatric Solutions, Inc.*	75,363	1,714
RehabCare Group, Inc.*	37,632	900
Res-Care, Inc.*	173,074	2,475
Sunrise Senior Living, Inc.*	314,600	519
Triple-S Management Corp., Class B*	133,776	2,086
WellCare Health Plans, Inc.*	23,511	435

		31,330

Holding Companies - Diversified - 0.1%
Compass Diversified Holdings	156,640	1,267

Home Builders - 0.0%
Cavco Industries, Inc.*	12,387	314

Home Furnishings - 0.5%
American Woodmark Corp.	40,200	963
Ethan Allen Interiors, Inc.	114,955	1,191
Hooker Furniture Corp.	24,986	287
La-Z-Boy, Inc.	169,211	798
Stanley Furniture Co., Inc.	16,214	175
Tempur-Pedic International, Inc.	138,003	1,804

		5,218

Household Products/Wares - 1.2%
American Greetings Corp., Class A	175,263	2,047
Blyth, Inc.	48,052	1,576
CSS Industries, Inc.	42,624	869
Ennis, Inc.	259,099	3,228
Helen of Troy Ltd.*	84,272	1,415
Jarden Corp.*	121,070	2,270
Prestige Brands Holdings, Inc.*	289,027	1,777

		13,182

Insurance - 6.9%
Ambac Financial Group, Inc.	13,700	13
American Equity Investment Life
Holding Co.	121,393	677
American Physicians Capital, Inc.	52,119	2,041
American Physicians Service Group, Inc.	10,794	245
Amerisafe, Inc.*	66,865	1,040
Argo Group International Holdings Ltd.*	81,341	2,295
Citizens, Inc. of Texas*	25,500	155
CNA Surety Corp.*	353,690	4,771
Crawford & Co., Class B*	22,000	106
Delphi Financial Group, Inc., Class A	220,715	4,288
Donegal Group, Inc., Class A	143,372	2,181
EMC Insurance Group, Inc.	58,196	1,211
FBL Financial Group, Inc., Class A	169,851	1,403
First Mercury Financial Corp.	50,164	691
FPIC Insurance Group, Inc.*	64,539	1,976
Hallmark Financial Services, Inc.*	52,939	379
Harleysville Group, Inc.	162,237	4,578
Horace Mann Educators Corp.	408,175	4,070
Infinity Property & Casualty Corp.	139,065	5,070
IPC Holdings Ltd.	26,200	716
Meadowbrook Insurance Group, Inc.	310,085	2,025
Mercer Insurance Group, Inc.	8,669	138
Montpelier Re Holdings Ltd.	51,100	679
Navigators Group, Inc.*	112,533	5,000
Phoenix Companies (The), Inc.*	278,872	466
Platinum Underwriters Holdings Ltd.	26,600	761
PMA Capital Corp., Class A*	105,359	479
ProAssurance Corp.*	150,000	6,932
RLI Corp.	48,000	2,150
Safety Insurance Group, Inc.	63,045	1,927
SeaBright Insurance Holdings, Inc.*	163,173	1,653
Selective Insurance Group, Inc.	374,509	4,782
State Auto Financial Corp.	131,037	2,293
United America Indemnity Ltd., Class A*	141,926	680
United Fire & Casualty Co.	197,323	3,384
Universal American Corp.*	104,368	910
Zenith National Insurance Corp.	175,712	3,820

		75,985

Internet - 1.2%
Alloy, Inc.*	26,011	138
Avocent Corp.*	263,402	3,677
Infospace, Inc.*	93,300	619
Internet Brands, Inc., Class A*	49,904	349
PC-Tel, Inc.*	91,982	492
RealNetworks, Inc.*	311,204	930
SonicWALL, Inc.*	154,898	849
TechTarget, Inc.*	22,976	92
TIBCO Software, Inc.*	669,003	4,797
United Online, Inc.	108,753	708

		12,651

Investment Companies - 0.5%
Apollo Investment Corp.	125,000	750
Hercules Technology Growth Capital, Inc.	142,561	1,192

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND    continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7% continued
Investment Companies - 0.5% continued
Medallion Financial Corp.	50,917	$389
MVC Capital, Inc.	132,181	1,118
Prospect Capital Corp.	228,349	2,101

		5,550

Iron/Steel - 0.2%
Carpenter Technology Corp.	68,862	1,433
Olympic Steel, Inc.	20,679	506
Universal Stainless & Alloy*	39,966	650

		2,589

Leisure Time - 0.3%
Arctic Cat, Inc.	24,370	99
Callaway Golf Co.	563,684	2,858
Life Time Fitness, Inc.*	22,051	441

		3,398

Lodging - 0.3%
Gaylord Entertainment Co.*	55,561	706
Marcus Corp.	256,664	2,700

		3,406

Machinery - Diversified - 0.9%
Albany International Corp., Class A	67,654	770
Altra Holdings, Inc.*	35,917	269
Briggs & Stratton Corp.	236,492	3,155
Cascade Corp.	75,096	1,181
Chart Industries, Inc.*	15,811	287
Cognex Corp.	87,344	1,234
Columbus McKinnon Corp. of New York*	83,960	1,062
Gerber Scientific, Inc.*	104,126	260
Hurco Cos., Inc.*	15,071	236
Intevac, Inc.*	128,710	1,121
NACCO Industries, Inc., Class A	27,987	804

		10,379

Media - 0.3%
Courier Corp.	9,800	150
Journal Communications, Inc., Class A	353,205	371
Playboy Enterprises, Inc., Class B*	54,700	137
Scholastic Corp.	159,290	3,152

		3,810

Metal Fabrication/Hardware - 1.1%
Castle (A.M.) & Co.	67,475	815
CIRCOR International, Inc.	93,532	2,208
Haynes International, Inc.*	34,855	826
Mueller Industries, Inc.	114,628	2,384
Northwest Pipe Co.*	31,139	1,083
RTI International Metals, Inc.*	94,411	1,668
Worthington Industries, Inc.	225,000	2,878

		11,862

Mining - 0.8%
Brush Engineered Materials, Inc.*	120,264	2,014
Coeur d’Alene Mines Corp.*	189,538	2,331
Compass Minerals International, Inc.	70,400	3,866
Hecla Mining Co.*	273,000	732

		8,943

Miscellaneous Manufacturing - 2.5%
American Railcar Industries, Inc.	75,761	626
Ameron International Corp.	77,384	5,188
Barnes Group, Inc.	113,170	1,346
Ceradyne, Inc.*	200,244	3,536
EnPro Industries, Inc.*	135,896	2,447
Federal Signal Corp.	203,869	1,560
GP Strategies Corp.*	21,731	128
Griffon Corp.*	139,125	1,157
Movado Group, Inc.	54,708	577
Myers Industries, Inc.	219,562	1,827
NL Industries, Inc.	12,900	95
Reddy Ice Holdings, Inc.*	41,900	69
Smith (A.O.) Corp.	201,542	6,564
Standex International Corp.	71,275	827
Tredegar Corp.	70,036	933

		26,880

Oil & Gas - 2.1%
Alon USA Energy, Inc.	74,000	766
Berry Petroleum Co., Class A	97,770	1,818
Bill Barrett Corp.*	115,758	3,179
Clayton Williams Energy, Inc.*	10,855	205
Delek US Holdings, Inc.	238,119	2,019
Georesources, Inc.*	37,273	380
Gran Tierra Energy, Inc.*	321,135	1,108
Harvest Natural Resources, Inc.*	125,464	553
Parker Drilling Co.*	238,513	1,035
Penn Virginia Corp.	86,084	1,409
Petroleum Development Corp.*	51,229	804
Precision Drilling Trust	14,353	70
Rosetta Resources, Inc.*	128,731	1,127
St. Mary Land & Exploration Co.	130,146	2,716
Stone Energy Corp.*	90,177	669

EQUITY FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7% continued
Oil & Gas - 2.1% continued
Swift Energy Co.*	223,794	$3,726
Unit Corp.*	4,900	135
Vaalco Energy, Inc.*	177,980	753

		22,472

Oil & Gas Services - 1.6%
Basic Energy Services, Inc.*	19,100	131
Complete Production Services, Inc.*	62,000	394
Dawson Geophysical Co.*	4,342	130
Gulf Island Fabrication, Inc.	19,254	305
Hornbeck Offshore Services, Inc.*	134,136	2,869
Key Energy Services, Inc.*	68,200	393
Lufkin Industries, Inc.	24,500	1,030
Natural Gas Services Group, Inc.*	39,319	523
Newpark Resources, Inc.*	355,565	1,013
Oil States International, Inc.*	162,919	3,944
SEACOR Holdings, Inc.*	62,016	4,666
T-3 Energy Services, Inc.*	52,409	624
Union Drilling, Inc.*	112,751	747
Willbros Group, Inc.*	92,966	1,163

		17,932

Packaging & Containers - 0.2%
Rock-Tenn Co., Class A	43,300	1,652

Pharmaceuticals - 0.5%
Caraco Pharmaceutical Laboratories Ltd.*	148,150	455
Nabi Biopharmaceuticals*	20,200	49
Nutraceutical International Corp.*	69,774	725
Par Pharmaceutical Cos., Inc.*	53,000	803
Salix Pharmaceuticals Ltd.*	87,600	864
Viropharma, Inc.*	400,016	2,372

		5,268

Pipelines - 0.2%
Enbridge Energy Management LLC*	50,697	1,838
Enbridge Energy Management LLC (Fractional Shares) (1) *	481,035	—
Kinder Morgan Management LLC (Fractional Shares) (1) *	17,719	—

		1,838

Real Estate - 0.3%
Avatar Holdings, Inc.*	56,134	1,020
Hilltop Holdings, Inc.*	74,100	880
W.P. Carey & Co. LLC	45,533	1,137

		3,037

Real Estate Investment Trusts - 6.7%
Acadia Realty Trust	43,056	562
Agree Realty Corp.	28,505	522
Alexandria Real Estate Equities, Inc.	20,070	718
BioMed Realty Trust, Inc.	480,352	4,914
Capstead Mortgage Corp.	152,121	1,933
Cedar Shopping Centers, Inc.	272,197	1,230
Corporate Office Properties Trust
SBI of Maryland	28,900	848
DiamondRock Hospitality Co.	194,168	1,215
Duke Realty Corp.	82,200	721
Dynex Capital, Inc.	25,957	213
Education Realty Trust, Inc.	46,783	201
Entertainment Properties Trust	265,732	5,474
Equity One, Inc.	226,693	3,006
Extra Space Storage, Inc.	506,474	4,229
First Potomac Realty Trust	213,135	2,078
Franklin Street Properties Corp.	177,842	2,356
Healthcare Realty Trust, Inc.	92,209	1,552
Highwoods Properties, Inc.	101,086	2,261
Home Properties, Inc.	49,138	1,676
Investors Real Estate Trust	60,505	538
Kite Realty Group Trust	57,043	167
LaSalle Hotel Properties	137,441	1,696
LTC Properties, Inc.	163,784	3,349
Medical Properties Trust, Inc.	481,014	2,920
MFA Financial, Inc.	115,600	800
Mission West Properties, Inc.	31,956	218
National Health Investors, Inc.	121,090	3,234
National Retail Properties, Inc.	428,029	7,426
NorthStar Realty Finance Corp.	430,586	1,219
Parkway Properties, Inc. of Maryland	104,128	1,354
Pennsylvania Real Estate Investment Trust	37,000	185
PMC Commercial Trust	7,990	53
Post Properties, Inc.	68,885	926
Potlatch Corp.	15,181	369
Ramco-Gershenson Properties Trust	68,148	682
Senior Housing Properties Trust	427,058	6,970
SL Green Realty Corp.	31,900	732
Sovran Self Storage, Inc.	155,033	3,814
Strategic Hotels & Resorts, Inc.	342,242	380
Urstadt Biddle Properties, Inc., Class A	14,500	204
Weingarten Realty Investors	47,200	685

		73,630

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND    continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7% continued
Retail - 6.1%
Allion Healthcare, Inc.*	108,672	$647
Asbury Automotive Group, Inc.	209,118	2,141
Bebe Stores, Inc.	49,253	339
Bob Evans Farms, Inc.	102,365	2,942
Brown Shoe Co., Inc.	58,400	423
Build-A-Bear Workshop, Inc.*	26,808	120
Cabela’s, Inc.*	139,147	1,712
Casey’s General Stores, Inc.	66,303	1,703
Cash America International, Inc.	172,613	4,037
Charlotte Russe Holding, Inc.*	130,283	1,678
Charming Shoppes, Inc.*	242,700	903
Christopher & Banks Corp.	18,061	121
Collective Brands, Inc.*	209,701	3,055
Conn’s, Inc.*	978	12
Cracker Barrel Old Country Store, Inc.	64,404	1,797
Dillard’s, Inc., Class A	282,011	2,595
Dress Barn, Inc.*	211,672	3,027
DSW, Inc., Class A*	112,178	1,105
Einstein Noah Restaurant Group, Inc.*	39,548	342
Fred’s, Inc., Class A	229,947	2,897
Genesco, Inc.*	71,915	1,350
Group 1 Automotive, Inc.	23,225	604
Haverty Furniture Cos., Inc.	61,236	560
HOT Topic, Inc.*	158,926	1,162
Jo-Ann Stores, Inc.*	10,500	217
Jos. A. Bank Clothiers, Inc.*	24,815	855
Kenneth Cole Productions, Inc., Class A	59,204	416
Landry’s Restaurants, Inc.*	137,545	1,183
Luby’s, Inc.*	187,439	761
Men’s Wearhouse (The), Inc.	272,048	5,218
Pantry (The), Inc.*	100,102	1,662
PC Connection, Inc.*	144,558	759
Regis Corp.	394,080	6,861
Retail Ventures, Inc.*	295,979	645
Rex Stores Corp.*	52,467	528
Rush Enterprises, Inc., Class A*	160,402	1,869
Shoe Carnival, Inc.*	29,674	354
Sonic Automotive, Inc., Class A	335,163	3,405
Sport Supply Group, Inc.	23,881	205
Stage Stores, Inc.	338,141	3,753
Steak n Shake (The) Co.*	34,721	304
Stein Mart, Inc.*	94,851	840
Steinway Musical Instruments*	18,237	195
Systemax, Inc.*	87,816	1,046
Zale Corp.*	112,700	388

		66,736

Savings & Loans - 2.4%
Abington Bancorp, Inc.	116,496	927
Anchor BanCorp Wisconsin, Inc.	174,176	226
BankFinancial Corp.	55,555	492
Berkshire Hills Bancorp, Inc.	71,533	1,487
Dime Community Bancshares	209,805	1,911
First Financial Holdings, Inc.	110,212	1,036
First Niagara Financial Group, Inc.	324,956	3,711
Flushing Financial Corp.	214,066	2,002
Legacy Bancorp, Inc.	18,684	207
NewAlliance Bancshares, Inc.	275,000	3,163
Northwest Bancorp, Inc.	36,874	695
OceanFirst Financial Corp.	40,645	487
Provident Financial Services, Inc.	305,435	2,780
Provident New York Bancorp	222,950	1,810
Pulaski Financial Corp.	20,428	135
Teche Holding Co.	2,953	98
United Financial Bancorp, Inc.	59,307	820
Washington Federal, Inc.	257,310	3,345
Westfield Financial, Inc.	12,075	109
WSFS Financial Corp.	45,631	1,246

		26,687

Semiconductors - 2.2%
Actel Corp.*	57,300	615
ATMI, Inc.*	94,891	1,474
Brooks Automation, Inc.*	490,606	2,198
Cabot Microelectronics Corp.*	36,876	1,043
Cohu, Inc.	87,149	782
Emulex Corp.*	174,900	1,710
Fairchild Semiconductor
International, Inc.*	175,768	1,229
GSI Technology, Inc.*	80,915	312
Lattice Semiconductor Corp.*	516,888	972
Microtune, Inc.*	10,569	25
MKS Instruments, Inc.*	453,574	5,983
Omnivision Technologies, Inc.*	191,627	1,991
Pericom Semiconductor Corp.*	99,284	836
Photronics, Inc.*	178,800	724
Sigma Designs, Inc.*	95,745	1,536
Silicon Image, Inc.*	206,852	476
Skyworks Solutions, Inc.*	114,001	1,115
Standard Microsystems Corp.*	55,482	1,134

EQUITY FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7% continued
Semiconductors - 2.2% continued
White Electronic Designs Corp.*	30,849	$143

		24,298

Software - 1.4%
Digi International, Inc.*	207,645	2,025
DivX, Inc.*	104,355	573
infoGROUP, Inc.*	159,869	913
JDA Software Group, Inc.*	225,102	3,367
Lawson Software, Inc.*	599,971	3,348
OpenTV Corp., Class A*	166,505	220
Pervasive Software, Inc.*	26,517	161
Schawk, Inc.	141,692	1,064
Seachange International, Inc.*	89,175	716
Smith Micro Software, Inc.*	17,983	177
SYNNEX Corp.*	108,815	2,719

		15,283

Storage/Warehousing - 0.2%
Mobile Mini, Inc.*	176,323	2,587

Telecommunications - 2.2%
Adaptec, Inc.*	214,569	569
Anaren, Inc.*	1,100	19
Anixter International, Inc.*	13,000	489
Atlantic Tele-Network, Inc.	34,398	1,352
Black Box Corp.	73,627	2,464
Communications Systems, Inc.	10,081	99
CPI International, Inc.*	20,106	175
EMS Technologies, Inc.*	81,153	1,696
Extreme Networks, Inc.*	170,000	340
Fairpoint Communications, Inc.	332,275	199
General Communication, Inc., Class A*	11,300	78
Globecomm Systems, Inc.*	83,577	601
Harris Stratex Networks, Inc., Class A*	101,500	658
Iowa Telecommunications Services, Inc.	55,988	700
Netgear, Inc.*	46,308	667
Oplink Communications, Inc.*	56,493	644
PAETEC Holding Corp.*	8,800	24
Plantronics, Inc.	75,255	1,423
Premiere Global Services, Inc.*	238,440	2,585
Shenandoah Telecommunications Co.	29,749	604
SureWest Communications*	2,137	22
Sycamore Networks, Inc.*	772,675	2,418
Syniverse Holdings, Inc.*	186,300	2,986
Tekelec*	173,316	2,917

		23,729

Textiles - 0.9%
G&K Services, Inc., Class A	219,225	4,637
Unifirst Corp. of Massachusetts	152,597	5,672

		10,309

Toys Games & Hobbies - 0.4%
Jakks Pacific, Inc.*	238,677	3,062
RC2 Corp.*	64,800	858

		3,920

Transportation - 2.7%
Arkansas Best Corp.	208,069	5,483
Bristow Group, Inc.*	129,699	3,843
Eagle Bulk Shipping, Inc.	216,869	1,017
General Maritime Corp.	120,839	1,195
Gulfmark Offshore, Inc.*	157,001	4,333
International Shipholding Corp.	17,097	461
Nordic American Tanker Shipping	60,800	1,935
Overseas Shipholding Group, Inc.	49,481	1,684
PHI, Inc.*	43,171	740
Saia, Inc.*	70,490	1,269
Ship Finance International Ltd.	151,948	1,676
Universal Truckload Services, Inc.	7,000	110
Werner Enterprises, Inc.	325,000	5,889

		29,635

Trucking & Leasing - 0.3%
AMERCO, Inc.*	55,855	2,075
Greenbrier Cos., Inc.	6,341	46
TAL International Group, Inc.	57,024	621
Willis Lease Finance Corp.*	26,439	347

		3,089

Total Common Stocks

(Cost $1,338,789)		1,047,835

PREFERRED STOCKS - 0.1%
Healthcare - Products - 0.1%
Inverness Medical Innovations, Inc.*	3,001	669

Total Preferred Stocks

(Cost $724)		669

OTHER - 0.0%
Escrow DLB Oil & Gas (1) *	2,100	—

Total Other

(Cost $ —)		—

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued	JUNE 30, 2009 (UNAUDITED)

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%
American Satellite Network (1) *	255	$—

Total Warrants

(Cost $ — )		—

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INVESTMENTS - 5.9%
BNP Paribas, Grand Cayman, Eurodollar Time Deposit,
0.08%, 7/1/09	$58,558	$58,558
U.S. Treasury Bill,
0.27%, 11/19/09(2)	5,775	5,769

Total Short-Term Investments

(Cost $64,327)		64,327

Total Investments - 101.7%

(Cost $1,403,840)		1,112,831
Liabilities less Other Assets - (1.7)%		(18,228)

NET ASSETS - 100.0%		$1,094,603

(1)	Security has been deemed worthless by the Northern Trust Global Investments (“NTGI”) Valuation Committee.
(2)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2009, the Small Cap Value Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED LOSS (000S)
S&P 500
E-Mini	385	$17,623	Long	9/09	$(354)
Russell 2000
Mini	489	24,802	Long	9/09	(569)

Total					$(923)

Federal Tax Information:

At June 30, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,403,840

Gross tax appreciation of investments	$27,961
Gross tax depreciation of investments	(318,970)

Net tax depreciation of investments	$(291,009)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Small Cap Value Fund’s investments and other financial instruments which are carried at fair value, as of June 30, 2009:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$1,047,835	(1)	$—	$—	$1,047,835
Preferred Stocks	669	(1)	—	—	669
Short-Term Investments	—		64,327	—	64,327

Total Investments	$1,048,504		$64,327	$—	$1,112,831

Other Financial Instruments*	$(923)		$—	$—	$(923)

(1)	Classifications as defined in the Schedule of Investments.
*	Other financial instruments include futures and forwards, if applicable.

EQUITY FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

TECHNOLOGY FUND	JUNE 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6%
Aerospace/Defense - 2.5%
Lockheed Martin Corp.	13,849	$1,117
Raytheon Co.	15,804	702

		1,819

Biotechnology - 8.0%
Amgen, Inc.*	14,249	754
Biogen Idec, Inc.*	25,364	1,145
Genzyme Corp.*	31,565	1,757
Gilead Sciences, Inc.*	25,858	1,211
Myriad Genetics, Inc.*	12,908	460
OSI Pharmaceuticals, Inc.*	14,716	416

		5,743

Commercial Services - 4.6%
Net 1 UEPS Technologies, Inc.*	41,079	558
SAIC, Inc.*	82,096	1,523
Western Union (The) Co.	73,219	1,201

		3,282

Computers - 21.6%
Accenture Ltd., Class A	31,543	1,055
Apple, Inc.*	18,935	2,697
Brocade Communications Systems, Inc.*	148,938	1,165
Dell, Inc.*	49,864	685
EMC Corp. of Massachusetts*	98,789	1,294
Hewlett-Packard Co.	56,970	2,202
IBM Corp.	25,769	2,691
Micros Systems, Inc.*	54,564	1,381
NetApp, Inc.*	82,995	1,637
Synaptics, Inc.*	19,699	761

		15,568

Electronics - 1.0%
Cogent, Inc.*	64,564	693

Healthcare - Products - 4.5%
Covidien PLC	28,040	1,050
Medtronic, Inc.	40,973	1,430
Thoratec Corp.*	27,273	730

		3,210

Internet - 7.8%
Google, Inc., Class A*	4,344	1,831
j2 Global Communications, Inc.*	60,979	1,376
McAfee, Inc.*	37,870	1,598
VeriSign, Inc.*	42,778	790

		5,595

Pharmaceuticals - 1.7%
Cephalon, Inc.*	12,556	711
Isis Pharmaceuticals, Inc.*	32,641	539

		1,250

Retail - 0.7%
GameStop Corp., Class A*	22,571	497

Semiconductors - 11.8%
Altera Corp.	48,338	787
Analog Devices, Inc.	37,692	934
Applied Materials, Inc.	65,337	717
Broadcom Corp., Class A*	28,435	705
Intel Corp.	61,834	1,023
Kla-Tencor Corp.	27,618	697
Microchip Technology, Inc.	31,600	713
MKS Instruments, Inc.*	26,493	349
National Semiconductor Corp.	54,785	688
Texas Instruments, Inc.	53,088	1,131
Xilinx, Inc.	38,186	781

		8,525

Software - 19.9%
Activision Blizzard, Inc.*	70,489	890
Adobe Systems, Inc.*	56,944	1,612
BMC Software, Inc.*	40,708	1,376
CA, Inc.	58,897	1,027
Cerner Corp.*	17,841	1,111
Check Point Software Technologies*	49,830	1,169
Double-Take Software, Inc.*	45,461	393
Microsoft Corp.	39,821	947
Open Text Corp.*	17,804	648
Oracle Corp.	81,107	1,737
Red Hat, Inc.*	42,847	862
SAP A.G. ADR	18,951	762
Seachange International, Inc.*	112,900	907
Sybase, Inc.*	28,651	898

		14,339

Telecommunications - 14.5%
Amdocs Ltd.*	58,939	1,264
Cisco Systems, Inc.*	67,841	1,265
Harmonic, Inc.*	107,974	636
Juniper Networks, Inc.*	49,344	1,165
Nokia OYJ ADR	101,170	1,475
Polycom, Inc.*	63,012	1,277
QUALCOMM, Inc.	34,876	1,576
Starent Networks Corp.*	36,870	900

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

TECHNOLOGY FUND continued	JUNE 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Telecommunications - 14.5% continued
Telefonaktiebolaget LM Ericsson ADR	92,003	$900

		10,458

Total Common Stocks

(Cost $71,732)		70,979

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INVESTMENTS - 2.0%
BNP Paribas, Grand Cayman, Eurodollar Time Deposit,
0.08%, 7/1/09	$1,414	$1,414

Total Short-Term Investments

(Cost $1,414)		1,414

Total Investments - 100.6%

(Cost $73,146)		72,393
Liabilities less Other Assets - (0.6)%		(439)

NET ASSETS - 100.0%		$71,954

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At June 30, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$73,146

Gross tax appreciation of investments	$6,965
Gross tax depreciation of investments	(7,718)

Net tax depreciation of investments	$(753)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Technology Fund’s investments and other financial instruments which are carried at fair value, as of June 30, 2009:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$70,979	(1)	$—	$—	$70,979
Short-Term Investments	—		1,414	—	1,414

Total Investments	$70,979		$1,414	$—	$72,393

(1)	Classifications as defined in the Schedule of Investments.

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1%
Australia - 8.1%
Australand Property Group	570,561	$219
Bunnings Warehouse Property Trust	236,583	310
CFS Retail Property Trust	1,276,312	1,687
Commonwealth Property Office Fund	1,278,395	850
Dexus Property Group	3,254,834	1,951
Goodman Group	1,904,328	559
GPT Group	5,821,126	2,272
ING Office Fund	1,235,904	455
Macquarie Office Trust	3,085,059	518
Mirvac Group	1,814,108	1,563
Stockland	1,494,603	3,832
Westfield Group	1,574,484	14,340

		28,556

Austria - 0.3%
CA Immobilien Anlagen A.G*	60,602	503
Conwert Immobilien Invest S.E.*	57,963	468

		971

Belgium - 0.6%
Befimmo SCA Sicafi	11,360	862
Cofinimmo	6,230	727
Intervest Offices	4,463	118
Leasinvest Real Estate SCA	1,058	75
Warehouses De Pauw SCA	5,677	231
Wereldhave Belgium N.V.	1,328	92

		2,105

Brazil - 1.4%
BR Malls Participacoes S.A.*	89,000	677
Brookfield, Incorporacoes S.A.	118,200	258
Camargo Correa Desenvolvimento Imobiliario S.A.	28,000	55
Cyrela Brazil Realty S.A.	184,600	1,399
Cyrela Commercial Properties S.A. Empreendimentos e Participacoes	43,800	192
Gafisa S.A.	92,600	775
Iguatemi Empresa de Shopping Centers S.A.	12,500	120
Inpar S.A.*	94,600	125
Klabin Segall S.A.*	29,000	47
MRV Engenharia e Participacoes S.A.	47,100	653
Multiplan Empreendimentos Imobiliarios S.A.	62,500	631
Rodobens Negocios Imobiliarios S.A.	15,600	142

		5,074

Canada - 2.9%
Allied Properties Real Estate Investment Trust	20,408	259
Boardwalk Real Estate Investment Trust	34,106	959
Brookfield Properties Corp.	204,555	1,618
Calloway Real Estate Investment Trust	54,460	601
Canadian Apartment Properties Real Estate Investment Trust	46,776	537
Canadian Real Estate Investment Trust	45,874	970
Chartwell Seniors Housing Real Estate Investment Trust	64,772	302
Cominar Real Estate Investment Trust	33,974	452
Dundee Real Estate Investment Trust	11,395	149
Extendicare Real Estate Investment Trust	45,811	246
H&R Real Estate Investment Trust	102,557	968
InnVest Real Estate Investment Trust	49,260	167
Morguard Real Estate Investment Trust	29,160	242
Northern Property Real Estate Investment Trust	15,014	242
Primaris Retail Real Estate Investment Trust	40,564	413
RioCan Real Estate Investment Trust	152,422	2,002

		10,127

China - 1.2%
Beijing North Star Co., Class H	467,797	158
China Merchants Property Development Co. Ltd., Class B	165,959	391
China Vanke Co. Ltd., Class B	913,985	1,319
Guangzhou R&F Properties Co. Ltd., Class H	671,182	1,492
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	159,800	146
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	354,508	607

		4,113

Egypt - 0.1%
Six of October Development & Investment*	18,839	221

Finland - 0.2%
Citycon OYJ	107,610	281
Sponda OYJ*	143,775	410
Technopolis PLC	37,514	156

		847

France - 4.3%
Acanthe Developpement S.A.	31,760	50
Affine S.A.	2,523	45
Fonciere Des Regions	21,268	1,600

EQUITY INDEX FUNDS    1    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1% continued
France - 4.3% continued
Gecina S.A.	12,924	$800
ICADE	13,653	1,123
Klepierre	57,472	1,483
Mercialys	24,720	763
Societe de la Tour Eiffel	4,093	137
Societe Immobiliere de Location pour I’Industrie et le Commerce	8,997	794
Unibail-Rodamco S.E.	56,373	8,418

		15,213

Germany - 0.5%
Alstria Office A.G.	18,282	144
Colonia Real Estate A.G.*	17,053	70
Deutsche Euroshop A.G.	23,195	714
Deutsche Wohnen A.G.*	18,025	252
DIC Asset A.G.*	17,262	122
GAGFAH S.A.	31,187	259
Patrizia Immobilien AG*	24,252	93
Vivacon A.G.*	16,409	13

		1,667

Greece - 0.1%
Babis Vovos International Construction Co.*	17,596	105
Eurobank Properties Real Estate Investment Co.	11,951	119
Lamda Development S.A.*	9,152	76

		300

Hong Kong - 16.9%
Agile Property Holdings Ltd.	1,029,780	1,465
Champion REIT	1,442,930	471
China Overseas Land & Investment Ltd.	2,821,866	6,534
China Resources Land Ltd.	1,312,048	2,889
Country Garden Holdings Co.	2,243,356	1,037
Great Eagle Holdings Ltd.	202,761	429
Hang Lung Properties Ltd.	1,439,565	4,752
Henderson Land Development Co. Ltd.	745,702	4,266
Hongkong Land Holdings Ltd.	1,173,618	4,143
Hopson Development Holdings Ltd.	413,000	634
Hysan Development Co. Ltd.	542,542	1,391
Kerry Properties Ltd.	392,704	1,746
Kowloon Development Co. Ltd.	375,973	331
Link REIT (The)	1,487,426	3,171
New World China Land Ltd.	744,550	413
New World Development Ltd.	2,008,869	3,626
Shenzhen Investment Ltd.	1,050,763	435
Shimao Property Holdings Ltd.	906,226	1,752
Shui On Land Ltd.	941,250	640
Sino Land Co.	1,674,529	2,752
Sun Hung Kai Properties Ltd.	1,329,200	16,545

		59,422

Indonesia - 0.3%
Bakrieland Development Tbk PT*	13,430,635	386
Ciputra Development Tbk PT*	3,168,957	222
Lippo Karawaci Tbk PT*	8,328,490	546

		1,154

Italy - 0.1%
Beni Stabili S.p.A.	250,025	196
Immobiliare Grande Distribuzione	80,769	141

		337

Japan - 13.1%
Aeon Mall Co. Ltd.	63,997	1,211
Daibiru Corp.	42,400	364
Heiwa Real Estate Co. Ltd.	88,661	289
Japan Prime Realty Investment Corp.	411	888
Japan Real Estate Investment Corp.	287	2,382
Japan Retail Fund Investment Corp.	273	1,260
Kenedix Realty Investment Corp.	143	494
Mitsubishi Estate Co. Ltd.	712,318	11,801
Mitsui Fudosan Co. Ltd.	610,562	10,578
Mori Trust Sogo REIT, Inc.	55	391
Nippon Building Fund, Inc.	378	3,235
Nomura Real Estate Office Fund, Inc.	211	1,340
NTT Urban Development Corp.	887	855
Orix JREIT, Inc.	168	769
Premier Investment Co.	92	328
Sumitomo Realty & Development Co. Ltd.	331,425	6,029
TOC Co. Ltd.	73,500	320
Tokyo Tatemono Co. Ltd.	160,201	887
Tokyu Land Corp.	270,556	1,222
Tokyu REIT, Inc.	82	443
Top REIT Inc.	98	379
United Urban Investment Corp.	131	562

		46,027

Malaysia - 0.5%
IGB Corp. Bhd.	731,509	355
KLCC Property Holdings Bhd.	304,948	282
Land & General Bhd.*	251,827	19
SP Setia Bhd.	700,111	791

NORTHERN FUNDS QUARTERLY REPORT    2    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND    continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1% continued
Malaysia - 0.5% continued
YNH Property Bhd.	257,708	$128

		1,575

Mexico - 0.6%
Consorcio ARA S.A.B. de C.V.*	650,454	282
Corporacion GEO S.A.B. de C.V., Series B*	276,546	534
Desarrolladora Homex S.A.B. de C.V.*	175,133	814
Sare Holding S.A.B. de C.V.*	272,250	82
Urbi Desarrollos Urbanos S.A.B. de C.V.*	338,365	514

		2,226

Netherlands - 1.6%
Corio N.V.	51,319	2,501
Eurocommercial Properties N.V.	24,812	765
Nieuwe Steen Investments Funds N.V.	27,132	419
Vastned Offices/Industrial	13,603	200
Vastned Retail N.V.	11,380	567
Wereldhave N.V.	14,150	1,055

		5,507

New Zealand - 0.1%
Kiwi Income Property Trust	552,104	320

Norway - 0.0%
Norwegian Property ASA*	84,810	76

Philippines - 0.4%
Ayala Land, Inc.	3,590,447	602
Filinvest Land, Inc.	6,450,000	92
Megaworld Corp.*	6,800,000	138
Robinsons Land Corp.	597,275	84
SM Prime Holdings, Inc.	2,780,003	513
Vista Land & Lifescapes, Inc.*	2,280,759	75

		1,504

Poland - 0.2%
Globe Trade Centre S.A.*	76,115	530
LC Corp. S.A.*	147,530	58

		588

Singapore - 3.4%
Allgreen Properties Ltd.	526,562	364
Ascendas Real Estate Investment Trust	1,180,753	1,292
CapitaCommercial Trust	1,467,014	825
CapitaLand Ltd.	2,202,915	5,595
CapitaMall Trust	1,653,715	1,592
Keppel Land Ltd.	479,027	725
Mapletree Logistics Trust	977,299	373
Singapore Land Ltd.	107,756	397
Suntec Real Estate Investment Trust	1,047,291	618
Wing Tai Holdings Ltd.	386,380	357

		12,138

South Africa - 1.2%
Emira Property Fund	241,257	318
Fountainhead Property Trust	694,041	496
Growthpoint Properties Ltd.	978,162	1,652
Hyprop Investments Ltd.	86,872	435
Pangbourne Properties Ltd.	298,899	533
Redefine Income Fund Ltd.	443,105	373
SA Corporate Real Estate Fund	1,464,867	481

		4,288

Sweden - 0.7%
Castellum AB	116,271	741
Fabege AB	115,832	393
Hufvudstaden AB, Class A	53,031	330
Klovern AB	81,559	192
Kungsleden AB	94,844	438
Wihlborgs Fastigheter AB	24,286	327

		2,421

Switzerland - 1.0%
Allreal Holding A.G. (Registered)	3,943	468
Jelmoli Holding A.G.	2,108	766
PSP Swiss Property A.G. (Registered)*	32,516	1,553
Swiss Prime Site A.G.*	12,886	631
Zueblin Immobilien Holding A.G. (Registered)*	22,199	85

		3,503

Thailand - 0.4%
Amata Corp. PCL	286,700	45
Asian Property Development PCL	487,600	68
Central Pattana PCL (Registered)	425,863	245
Land and Houses PCL	5,193,500	768
LPN Development PCL	1,069,100	160
Property Perfect PCL	662,600	51
Quality House PCL	2,056,700	88
SC Asset Corp. PCL	131,400	30
Supalai PCL	1,199,013	114

		1,569

Turkey - 0.0%
Is Gayrimenkul Yatirim Ortakligi A.S.	117,530	82

EQUITY INDEX FUNDS    3    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1% continued
United Kingdom - 5.5%
Big Yellow Group PLC	88,750	$500
British Land Co. PLC	591,547	3,731
Brixton PLC	162,101	109
CLS Holdings PLC*	15,916	80
Daejan Holdings PLC	2,719	86
Derwent London PLC	69,486	1,071
Development Securities PLC	27,906	121
Grainger PLC	79,970	192
Great Portland Estates PLC	210,114	762
Hammerson PLC	483,963	2,453
Helical Bar PLC	73,561	399
Invista Foundation Property Trust Ltd.	218,793	106
Land Securities Group PLC	524,453	4,080
Liberty International PLC	391,488	2,570
Mucklow (A&J) Group PLC	16,817	69
Primary Health Properties PLC	18,142	75
Quintain Estates & Development PLC	94,000	78
Segro PLC	3,910,158	1,566
Shaftesbury PLC	155,240	772
St. Modwen Properties PLC	102,492	308
Unite Group PLC	98,509	221
Workspace Group PLC	811,499	188

		19,537

United States - 30.4%
Acadia Realty Trust	27,179	355
Agree Realty Corp.	6,169	113
Alexander’s, Inc.	1,321	356
Alexandria Real Estate Equities, Inc.	27,778	994
AMB Property Corp.	102,286	1,924
American Campus Communities, Inc.	37,094	823
Apartment Investment & Management Co., Class A	83,009	735
Ashford Hospitality Trust, Inc.	60,573	170
Associated Estates Realty Corp.	10,806	64
AvalonBay Communities, Inc.	55,617	3,111
BioMed Realty Trust, Inc.	63,320	648
Boston Properties, Inc.	94,671	4,516
Brandywine Realty Trust	85,765	639
BRE Properties, Inc.	36,233	861
Camden Property Trust	46,035	1,271
CBL & Associates Properties, Inc.	80,039	431
Cedar Shopping Centers, Inc.	28,854	130
Colonial Properties Trust	31,731	235
Corporate Office Properties Trust SBI of Maryland	38,347	1,125
Corrections Corp. of America*	80,946	1,375
Cousins Properties, Inc.	25,662	218
DCT Industrial Trust, Inc.	133,439	544
Developers Diversified Realty Corp.	93,077	454
DiamondRock Hospitality Co.	74,706	468
Digital Realty Trust, Inc.	53,211	1,908
Douglas Emmett, Inc.	59,390	534
Duke Realty Corp.	157,152	1,378
DuPont Fabros Technology, Inc.	25,743	243
EastGroup Properties, Inc.	16,228	536
Education Realty Trust, Inc.	18,610	80
Entertainment Properties Trust	22,005	453
Equity Lifestyle Properties, Inc.	16,468	612
Equity One, Inc.	28,125	373
Equity Residential	189,989	4,223
Essex Property Trust, Inc.	19,320	1,202
Extra Space Storage, Inc.	57,359	479
Federal Realty Investment Trust	41,160	2,121
FelCor Lodging Trust, Inc.	41,065	101
First Industrial Realty Trust, Inc.	28,834	125
First Potomac Realty Trust	19,712	192
Forest City Enterprises, Inc., Class A	81,936	541
Getty Realty Corp.	12,069	228
Government Properties, Income Trust*	9,240	190
HCP, Inc.	189,378	4,013
Health Care REIT, Inc.	77,397	2,639
Healthcare Realty Trust, Inc.	38,401	646
Hersha Hospitality Trust	25,861	64
Highwoods Properties, Inc.	49,988	1,118
Hilltop Holdings, Inc.*	27,597	328
Home Properties, Inc.	22,328	761
Hospitality Properties Trust	66,469	790
Host Hotels & Resorts, Inc.	419,111	3,516
HRPT Properties Trust	153,354	623
Inland Real Estate Corp.	53,074	372
Investors Real Estate Trust	41,275	367
Kilroy Realty Corp.	28,762	591
Kimco Realty Corp.	262,286	2,636
Kite Realty Group Trust	34,318	100
LaSalle Hotel Properties	42,157	520
Lexington Realty Trust	72,062	245
Liberty Property Trust	73,057	1,683
LTC Properties, Inc.	14,970	306

NORTHERN FUNDS QUARTERLY REPORT    4    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND    continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.1% continued
United States - 30.4% continued
Macerich (The) Co.	56,860	$1,001
Mack-Cali Realty Corp.	54,068	1,233
Medical Properties Trust, Inc.	53,666	326
Mid-America Apartment Communities, Inc.	18,404	676
National Healthcare Corp.	6,364	241
National Retail Properties, Inc.	55,555	964
Nationwide Health Properties, Inc.	71,765	1,847
Omega Healthcare Investors, Inc.	58,403	906
Orient-Express Hotels Ltd.	47,886	407
Parkway Properties, Inc. of Maryland	13,139	171
Pennsylvania Real Estate Investment Trust	25,976	130
Post Properties, Inc.	28,679	385
ProLogis	308,443	2,486
PS Business Parks, Inc.	10,000	484
Public Storage	88,800	5,815
Ramco-Gershenson Properties Trust	14,493	145
Realty Income Corp.	73,261	1,606
Regency Centers Corp.	56,082	1,958
Saul Centers, Inc.	8,732	258
Senior Housing Properties Trust	84,720	1,383
Simon Property Group, Inc.	195,749	10,067
SL Green Realty Corp.	54,133	1,242
Sovran Self Storage, Inc.	15,281	376
Strategic Hotels & Resorts, Inc.	65,785	73
Sun Communities, Inc.	11,935	164
Sunstone Hotel Investors, Inc.	53,870	288
Tanger Factory Outlet Centers, Inc.	20,645	670
Taubman Centers, Inc.	25,903	696
TravelCenters of America LLC - (Fractional Shares) (1) *	50,000	—
UDR, Inc.	106,284	1,098
Universal Health Realty Income Trust	7,739	244
Urstadt Biddle Properties, Inc., Class A	11,962	168
U-Store-It Trust	37,670	185
Ventas, Inc.	108,958	3,254
Vornado Realty Trust	123,616	5,566
Washington Real Estate Investment Trust	41,119	920
Weingarten Realty Investors	84,279	1,223
Winthrop Realty Trust	9,359	84

		107,137

Total Common Stocks

(Cost $497,292) (2)		338,605

INVESTMENT COMPANIES - 0.5%
ApexHi Properties Ltd., Class A	191,238	327
ApexHi Properties Ltd., Class B	184,691	392
ApexHi Properties Ltd., Class C	136,550	118
F&C Commercial Property Trust Ltd.	177,742	220
ING UK Real Estate Income Trust Ltd.	226,053	113
ISIS Property Ltd.	39,974	52
ISIS Property Trust 2 Ltd.	65,231	62
ProLogis European Properties	38,879	148
Standard Life Investment Property Income Trust PLC	96,302	74
UK Commercial Property Trust Ltd.	172,712	192

Total Investment Companies

(Cost $2,434) (2)		1,698

RIGHTS - 0.0%
ING Office Fund*	470,067	—

Warehouses De Pauw SCA*	1	—

Development Securities PLC*	17,172	—

Total Rights

(Cost $ — ) (2)		—

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.8%
BNP Paribas, Grand Cayman, Eurodollar Time Deposit, 0.08%, 7/1/09	$2,873	$2,873

Total Short-Term Investments

(Cost $2,873)		2,873

Total Investments - 97.4%

(Cost $502,599)		343,176
Other Assets less Liabilities - 2.6%		9,097

NET ASSETS - 100.0%		$352,273

(1)	Security has been deemed worthless by the NTGI Valuation Committee.
(2)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

EQUITY INDEX FUNDS    5    NORTHERN FUNDS QUARTERLY REPORT

At June 30, 2009, the industry sectors for the Global Real Estate Index Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Commercial Service & Supply	0.4%
Healthcare Providers & Services	0.1
Hotels Restaurants & Leisure	0.1
Household Durables	1.7
Real Estate	3.7
Real Estate Investment Trusts	56.7
Real Estate Management/Development	37.3

Total	100.0%

At June 30, 2009, the Global Real Estate Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (LOSS) (000S)
Eurx E-Stxx (Euro)	32	$1,077	Long	9/09	$(4)
Hang Seng Index (Hong Kong Dollar)	15	1,783	Long	7/09	28
SPI 200 (Australian Dollar)	15	1,179	Long	9/09	5
S&P MidCap 400 E-Mini (U.S. Dollar)	110	6,344	Long	9/09	(58)
TOPIX Index (Japanese Yen)	11	1,056	Long	9/09	7

Total					$(22)

At June 30, 2009, the Global Real Estate Index Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000S)
Hong Kong Dollar	1,500	Euro	139	09/16/09	1

Total					$1

Federal Tax Information:

At June 30,2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$502,599

Gross tax appreciation of investments	$11,422
Gross tax depreciation of investments	(170,845)

Net tax depreciation of investments	$(159,423)

At June 30, 2009, the Global Real Estate Index Fund’s investments were denominated in the following currencies :

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Australian Dollar	5.9%
British Pound	5.9
Euro	7.9
Hong Kond Dollar	17.3
Japanese Yen	13.4
U.S. Dollar	32.1
All other currencies less than 5%	14.0

Total	100.0%

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments. Following is a summary of the inputs used in valuing the Global Real Estate Index Fund’s investments, and other financial instruments which are carried at fair value, as of June 30, 2009:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Commercial Services & Supplies	$1,375	$—	$—	$1,375
Health Care Providers & Services	241	—	—	241
Hotels Restaurants & Leisure	407	—	—	407
Household Durables	5,680	—	—	5,680
Insurance	328	—	—	328
Real Estate Investment Trust	112,754	90,457	—	203,211
Real Estate Management & Development	3,779	123,584	—	127,363
Investment Companies
Real Estate Investment Trusts	—	713	—	713
Real Estate Management & Development	—	985	—	985
Short Term Investments	—	2,873	—	2,873

Total Investments	$124,564	$218,612	$—	$343,176

Other Financial Instruments*	$1	$(22)	$—	$(21)

*	Other financial instruments include futures and forwards, if applicable.

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.5%
Australia - 4.2%
AGL Energy Ltd.	2,378	$26
Alumina Ltd.	13,660	16
AMP Ltd.	9,377	37
APA Group	1,083	2
Asciano Group*	1,308	1
Asciano Group*	1,308	1
Australia & New Zealand Banking Group Ltd.	13,024	172
Billabong International Ltd.	444	3
BlueScope Steel Ltd.	4,208	9
Brambles Ltd.	7,147	34
Cochlear Ltd.	214	10
Commonwealth Bank of Australia	8,418	263
CSR Ltd.	5,240	7
Downer EDI Ltd.	950	4
Fairfax Media Ltd.	5,889	6
Fortescue Metals Group Ltd.*	11,122	34
Leighton Holdings Ltd.	526	10
Macquarie Airports	3,873	7
Macquarie Infrastructure Group	5,658	6
National Australia Bank Ltd.	10,495	189
Newcrest Mining Ltd.	2,641	65
Orica Ltd.	1,925	33
Origin Energy Ltd.	4,186	49
Pacific Brands Ltd.	2,109	1
QBE Insurance Group Ltd.	5,498	88
Santos Ltd.	4,388	52
Suncorp-Metway Ltd.	6,272	34
Toll Holdings Ltd.	2,562	13
Transurban Group	5,029	17
United Group Ltd.	327	3
Wesfarmers Ltd.	5,272	96
West Australian Newspapers Holdings Ltd.	406	1
Westpac Banking Corp.	16,501	267
Woodside Petroleum Ltd.	2,907	101
Woolworths Ltd.	6,970	147

		1,804

Austria - 0.3%
OMV A.G.	820	31
Telekom Austria A.G.	1,780	28
Verbund - Oesterreichische Elektrizita-etswirtschafts A.G., Class A	400	20
Voestalpine A.G.	870	24
Wienerberger A.G.*	320	4

		107

Belgium - 0.3%
Bekaert N.V.	26	3
Belgacom S.A.	849	27
Delhaize Group	529	37
Dexia S.A.*	2,795	21
KBC Groep N.V.*	1,100	20
Solvay S.A., Class A	282	24
Umicore	639	15

		147

Canada - 7.3%
Agnico-Eagle Mines Ltd.	734	39
Agrium, Inc.	753	30
Astral Media, Inc.	207	5
Atco Ltd., Class I	104	4
Bank of Montreal	2,972	125
Bank of Nova Scotia	5,561	208
Barrick Gold Corp.	4,792	161
BCE, Inc.	1,249	26
Biovail Corp.	414	6
Bombardier, Inc., Class B	7,953	24
Brookfield Asset Management, Inc., Class A	3,190	55
Canadian Imperial Bank of Commerce (1)	2,082	104
Canadian National Railway Co.	2,573	111
Canadian Pacific Railway Ltd.	919	37
Canadian Tire Corp. Ltd., Class A	432	20
Canadian Utilities Ltd., Class A	104	3
Cardiome Pharma Corp.*	207	1
CML Healthcare Income Fund	104	1
Enbridge, Inc.	2,013	70
EnCana Corp.	4,164	206
Finning International, Inc.	518	8
George Weston Ltd.	252	13
Gildan Activewear, Inc.*	311	5
Groupe Aeroplan, Inc.	621	4
Inmet Mining Corp.	109	4
Kincross Gold Corp.	3,776	69
Loblaw Cos. Ltd.	531	16
Manulife Financial Corp.	8,840	153
MDS, Inc.*	414	2
Methanex Corp.	311	4
Metro, Inc., Class A	581	19

EQUITY INDEX FUNDS    1    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.5% continued
Canada - 7.3% continued
Nexen, Inc.	2,588	$56
Nova Chemicals Corp.	207	1
Petro-Canada	2,647	102
Potash Corp. of Saskatchewan	1,676	156
Rogers Communications, Inc., Class B	2,879	74
RONA, Inc.*	311	3
Royal Bank of Canada	7,800	319
Saputo, Inc.	414	9
Shaw Communications, Inc., Class B	1,773	30
Shoppers Drug Mart Corp.	1,122	48
SNC-Lavalin Group, Inc.	813	30
Sun Life Financial, Inc.	3,015	81
Suncor Energy, Inc.	5,306	161
Talisman Energy, Inc.	5,584	80
Teck Resources Ltd., Class B*	2,606	42
TELUS Corp.	259	7
Toronto-Dominion (The) Bank	4,651	240
TransAlta Corp.	1,079	21
TransCanada Corp.	3,379	91
Viterra Inc.*	621	5
Yamana Gold, Inc.	4,052	36

		3,125

Denmark - 0.6%
Danisco A/S	141	6
FLSmidth & Co. A/S*	153	5
Novo-Nordisk A/S, Class B	2,985	162
Novozymes A/S, Class B	222	18
Vestas Wind Systems A/S*	1,050	76

		267

Finland - 0.9%
KCI Konecranes OYJ	308	7
Kesko OYJ, Class B	189	5
Kone OYJ, Class B	987	30
Metso OYJ	368	7
Neste Oil OYJ	357	5
Nokia OYJ	20,501	299
Rautaruukki OYJ	231	5
Stora Enso OYJ (Registered)*	2,393	13
UPM-Kymmene OYJ	2,840	25
YIT OYJ	342	3

		399

France - 2.9%
Accor S.A.	1,179	47
Air Liquide S.A.	1,469	135
Bouygues S.A.	1,351	51
Carrefour S.A.	3,984	170
Cie de Saint-Gobain	2,583	86
Compagnie Generale des Establissements Michelin, Class B	721	41
Danone	3,478	172
Dassault Systemes S.A.	158	7
Lafarge S.A.	898	61
Lafarge S.A. - NEW*	288	19
L’Oreal S.A.	1,586	119
Peugeot S.A.*	890	23
PPR	501	41
Renault S.A.*	1,089	40
Schneider Electric S.A.	1,356	104
Vinci S.A.	2,611	117

		1,233

Germany - 2.0%
Allianz S.E. (Registered)	2,494	231
Bayerische Motoren Werke A.G.	1,764	67
Beiersdorf A.G.	391	18
Deutsche Lufthansa A.G. (Registered)	1,129	14
Deutsche Post A.G. (Registered)	5,006	65
K+S A.G.	868	49
Linde A.G.	758	62
Metro A.G.	850	41
Muenchener Rueckversicherungs A.G. (Registered)	1,131	153
Q-Cells S.E.*	169	4
Solarworld A.G.	229	5
Volkswagen A.G.	489	166

		875

Greece - 0.1%
Coca Cola Hellenic Bottling Co. S.A.	910	19
Public Power Corp. S.A.*	600	12
Titan Cement Co. S.A.	110	3

		34

Hong Kong - 1.2%
CLP Holdings Ltd.	10,000	66
Hang Lung Properties Ltd.	11,000	36
Hang Seng Bank Ltd.	4,300	61
Hong Kong & China Gas Co. Ltd.	26,700	56
Hong Kong Electric Holdings Co. Ltd.	8,500	47
Li & Fung Ltd.	14,000	38

NORTHERN FUNDS QUARTERLY REPORT    2    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND    continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.5% continued
Hong Kong - 1.2% continued
MTR Corp.	9,528	$29
New World Development Ltd.	13,000	24
Noble Group Ltd.	13,600	17
Sun Hung Kai Properties Ltd.	11,000	137

		511

Ireland - 0.3%
CRH PLC	3,833	88
Experian PLC	5,397	41
Kerry Group PLC, Class A	709	16

		145

Italy - 2.4%
Atlantia S.p.A.	2,260	46
Autogrill S.p.A.	245	2
Enel S.p.A.	40,727	198
ENI S.p.A.	15,137	359
Italcementi S.p.A. (RSP)	237	1
Pirelli & C. S.p.A.*	4,915	2
Snam Rete Gas S.p.A.	10,402	46
Telecom Italia S.p.A.	70,364	97
Telecom Italia S.p.A. (RSP)	31,698	31
Terna S.p.A.	8,276	28
UniCredit S.p.A. (Milan Exchange)*	92,818	238

		1,048

Japan - 10.5%
Advantest Corp.	900	16
Aeon Co. Ltd.	3,700	36
Aisin Seiki Co. Ltd.	900	19
Ajinomoto Co., Inc.	3,000	24
All Nippon Airways Co. Ltd.	2,000	7
Asahi Glass Co. Ltd.	6,000	48
Asahi Kasei Corp.	7,000	35
Astellas Pharma, Inc.	2,000	71
Benesse Corp.	400	16
Canon, Inc.	7,400	241
Chugai Pharmaceutical Co. Ltd.	1,010	19
Dai Nippon Printing Co. Ltd.	3,000	41
Daido Steel Co. Ltd.	2,000	8
Daiichi Sankyo Co. Ltd.	3,300	59
Daito Trust Construction Co. Ltd.	500	23
Daiwa House Industry Co. Ltd.	2,000	21
Daiwa Securities Group, Inc.	7,000	41
Denso Corp.	2,500	64
Eisai Co. Ltd.	1,300	46
Fanuc Ltd.	1,000	80
Fast Retailing Co. Ltd.	300	39
FUJIFILM Holdings Corp.	2,000	63
Fujitsu Ltd.	10,000	54
Hankyu Hanshin Holdings, Inc.	5,000	23
Hitachi Construction Machinery Co. Ltd.	200	3
Honda Motor Co. Ltd.	7,600	208
Ibiden Co. Ltd.	700	20
JGC Corp.	1,000	16
Joyo Bank (The) Ltd.	3,000	15
JS Group Corp.	900	14
JSR Corp.	1,000	17
Kaneka Corp.	1,000	7
Kao Corp.	3,000	65
Kawasaki Kisen Kaisha Ltd.	2,000	8
KDDI Corp.	19	101
Keihin Electric Express Railway Co. Ltd.	2,000	16
Keio Corp.	2,000	12
Kintetsu Corp.	8,000	35
Konica Minolta Holdings, Inc.	2,000	21
Kubota Corp.	3,000	25
Kuraray Co. Ltd.	2,000	22
Kurita Water Industries Ltd.	400	13
Kyocera Corp.	1,100	83
Lawson, Inc.	200	9
Makita Corp.	700	17
Mazda Motor Corp.	2,000	5
Mitsubishi Chemical Holdings Corp.	6,500	27
Mitsubishi Estate Co. Ltd.	6,000	99
Mitsubishi Gas Chemical Co., Inc.	1,000	5
Mitsubishi Materials Corp.	5,000	16
Mitsui Chemicals, Inc.	4,000	13
Mitsui Fudosan Co. Ltd.	5,000	87
Mizuho Financial Group, Inc.	45,133	105
Murata Manufacturing Co. Ltd.	1,300	55
NGK Insulators Ltd.	2,000	41
Nidec Corp.	300	18
Nikon Corp.	2,000	34
Nippon Express Co. Ltd.	4,000	18
Nippon Mining Holdings, Inc.	3,500	18
Nippon Sheet Glass Co. Ltd.	2,000	6
Nippon Steel Corp.	27,000	103
Nippon Yusen Kabushiki Kaisha	6,000	26
Nissan Motor Co. Ltd.	12,600	76

EQUITY INDEX FUNDS    3    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.5% continued
Japan - 10.5% continued
Nisshin Seifun Group, Inc.	1,000	$12
Nisshin Steel Co. Ltd.	2,000	4
Nissin Foods Holdings Co. Ltd.	200	6
Nitto Denko Corp.	700	21
Nomura Holdings, Inc.	14,500	121
NSK Ltd.	1,000	5
NTT DoCoMo, Inc.	102	149
Obayashi Corp.	3,000	15
Odakyu Electric Railway Co. Ltd.	3,000	26
Olympus Corp.	1,000	24
Omron Corp.	1,100	16
Osaka Gas Co. Ltd.	9,000	29
Panasonic Corp.	14,000	188
Panasonic Electric Works Co. Ltd.	2,000	19
Rengo Co. Ltd.	1,000	6
Resona Holdings, Inc.	2,600	36
Ricoh Co. Ltd.	3,000	38
Rohm Co. Ltd.	700	51
Sanyo Electric Co. Ltd.*	9,000	23
Secom Co. Ltd.	1,100	45
Sekisui Chemical Co. Ltd.	2,000	13
Sekisui House Ltd.	3,000	30
Sharp Corp.	5,000	52
Shimano, Inc.	400	15
Shimizu Corp.	2,000	9
Shin-Etsu Chemical Co. Ltd.	1,700	79
Shinsei Bank Ltd.*	4,000	6
Shionogi & Co. Ltd.	1,000	19
Shiseido Co. Ltd.	2,000	33
Shizuoka Bank (The) Ltd.	3,000	30
SMC Corp. of Japan	300	32
Sojitz Corp.	3,200	7
Sony Corp.	5,700	147
Sumitomo Chemical Co. Ltd.	8,000	36
Sumitomo Metal Industries Ltd.	17,000	45
Sumitomo Metal Mining Co. Ltd.	3,000	42
Sumitomo Trust & Banking (The) Co. Ltd.	7,000	38
T&D Holdings, Inc.	1,300	37
Taiyo Nippon Sanso Corp.	2,000	19
TDK Corp.	700	33
Teijin Ltd.	4,000	13
Terumo Corp.	800	35
Tobu Railway Co. Ltd.	3,000	18
Tohoku Electric Power Co., Inc.	2,200	46
Tokyo Electron Ltd.	800	38
Tokyo Gas Co. Ltd.	11,000	39
Tokyu Corp.	5,000	25
Toppan Printing Co. Ltd.	3,000	30
Toray Industries, Inc.	7,000	36
Tosoh Corp.	1,000	3
Toyo Seikan Kaisha Ltd.	600	13
Toyota Industries Corp.	700	17
Ube Industries Ltd. of Japan	3,000	8
Uni-Charm Corp.	200	15
Yakult Honsha Co. Ltd.	900	17
Yamaha Corp.	300	4
Yamaha Motor Co. Ltd.	600	7
Yamato Holdings Co. Ltd.	2,000	27
Yamato Kogyo Co. Ltd.	200	6

		4,526

Netherlands - 4.5%
Aegon N.V.	8,159	50
Akzo Nobel N.V.	1,423	63
Arcelormittal	6,405	210
ASML Holding N.V.*	2,134	46
Fugro N.V. - CVA	406	17
ING Groep N.V. - CVA	11,114	112
Koninklijke Ahold N.V.	6,415	74
Koninklijke Boskalis Westminster N.V.	110	3
Koninklijke DSM N.V.	857	27
Koninklijke Philips Electronics N.V.	5,119	95
Randstad Holdings N.V.*	701	19
Reed Elsevier N.V.	3,282	36
Royal Dutch Shell PLC, Class A (London Exchange)	20,275	508
Royal Dutch Shell PLC, Class B (London Exchange)	15,518	392
TNT N.V.	1,923	37
Unilever N.V. - CVA	8,590	207
Wolters Kluwer N.V.	1,543	27

		1,923

New Zealand - 0.1%
Auckland International Airport Ltd.	2,171	2
Contact Energy Ltd.	576	2
Fletcher Building Ltd.	2,038	9
Mainfreight Ltd.	161	—
Telecom Corp. of New Zealand Ltd.	9,622	17

		30

NORTHERN FUNDS QUARTERLY REPORT    4    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND    continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.5% continued
Norway - 0.7%
DnB NOR ASA*	5,600	$43
Norsk Hydro ASA*	3,750	19
Orkla ASA	5,450	40
ProSafe SE*	300	1
Renewable Energy Corp. A/S*	400	3
StatoilHydro ASA	7,100	140
Storebrand ASA*	550	2
Tandberg ASA	450	8
Telenor ASA*	3,700	29
Yara International ASA	950	27

		312

Portugal - 0.3%
Banco Comercial Portugues S.A. (Registered)	14,351	15
Banco Espirito Santo S.A. (Registered)	1,545	8
Brisa Auto-Estradas de Portugal S.A.	2,502	18
Cimpor Cimentos de Portugal SGPS S.A.	879	6
Galp Energia SGPS S.A., Class B	1,312	19
Jeronimo Martins SGPS S.A.	612	4
Portugal Telecom, SGPS, S.A. (Registered)	4,681	46

		116

Singapore - 0.2%
City Developments Ltd.	3,000	18
ComfortDelgro Corp. Ltd.	7,000	6
SembCorp Industries Ltd.	4,000	8
SembCorp Marine Ltd.	2,000	4
Singapore Airlines Ltd.	3,000	27

		63

Spain - 3.4%
Abertis Infraestructuras S.A.	1,537	29
Acciona S.A.	145	18
Acerinox S.A.	1,345	25
ACS Actividades de Construccion y Servicios S.A.	1,325	67
Banco Bilbao Vizcaya Argentaria S.A.	20,625	260
Banco Santander S.A.	46,377	560
Cia Espanola de Petroleos S.A.	116	4
Cintra Concesiones de Infraestructuras de Transporte S.A.	404	3
Ebro Puleva S.A.	214	3
Gamesa Corp. Tecnologica S.A.	1,003	19
Gas Natural SDG S.A.	2,478	45
Iberdrola S.A.	27,428	223
Inditex S.A.	1,314	63
Repsol YPF S.A.	6,920	155
SOS Cuetara S.A.*	322	2
Zardoya Otis S.A.	348	7

		1,483

Sweden - 1.5%
Alfa Laval AB	1,400	13
Assa Abloy AB, Class B	1,300	18
Electrolux AB, Class B*	1,600	23
Elekta AB, Class B	200	3
Hennes & Mauritz AB, Class B	1,500	75
Holmen AB, Class B	200	4
Sandvik AB	6,600	49
Scania AB, Class B	1,600	16
Skanska AB, Class B	1,900	21
SKF AB, Class B	1,900	24
SSAB AB, Class A	1,300	15
Svenska Cellulosa AB, Class B	2,800	30
Svenska Handelsbanken AB, Class A	3,245	61
Telefonaktiebolaget LM Ericsson, Class B	16,253	159
TeliaSonera AB	11,723	62
Volvo AB, Class A	2,946	18
Volvo AB, Class B	8,100	50

		641

Switzerland - 4.0%
Adecco S.A. (Registered)	799	33
Credit Suisse Group A.G. (Registered)	6,283	287
Geberit A.G. (Registered)	229	28
Givaudan S.A. (Registered)	39	24
Holcim Ltd. (Registered)*	1,192	68
Novartis A.G. (Registered)	12,823	521
Roche Holding A.G. (Genusschein)	3,981	542
Swiss Reinsurance (Registered)	1,754	58
Swisscom A.G. (Registered)	118	36
Xstrata PLC	12,069	133

		1,730

United Kingdom - 7.9%
Acergy S.A.	450	4
Aggreko PLC	763	7
Arriva PLC	556	4
AstraZeneca PLC	8,071	355
Aviva PLC	15,495	88
Balfour Beatty PLC	2,875	15
British Airways PLC*	1,025	2

EQUITY INDEX FUNDS    5    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.5% continued
United Kingdom - 7.9% continued
Bunzl PLC	1,692	$14
Burberry Group PLC	1,537	11
Capita Group PLC	3,165	37
Centrica PLC	26,768	98
Compass Group PLC	8,761	49
De La Rue PLC	270	4
FirstGroup PLC	1,995	12
Hays PLC	2,523	4
Home Retail Group PLC	4,711	20
HSBC Holdings PLC	97,991	813
Inchcape PLC	8,320	3
Intercontinental Hotels Group PLC	1,480	15
International Power PLC	8,082	32
Invensys PLC	2,121	8
ITV PLC	5,836	3
Kingfisher PLC	12,790	37
Lloyds Banking Group PLC	80,187	92
National Grid PLC	13,811	125
Next PLC	1,020	25
Pearson PLC	4,138	42
Persimmon PLC	586	3
Reckitt Benckiser Group PLC	4,002	182
Reed Elsevier PLC	5,421	40
Royal Bank of Scotland Group PLC*	95,553	61
Scottish & Southern Energy PLC	4,697	88
Stagecoach Group PLC	1,468	3
Tesco PLC	43,168	252
Thomson Reuters PLC	878	25
Tomkins PLC	4,532	11
TUI Travel PLC	2,757	11
Unilever PLC	7,053	165
Vodafone Group PLC	300,496	581
Wolseley PLC*	1,549	30
WPP PLC	6,149	41

		3,412

United States - 41.9%
3M Co.	3,900	234
Adobe Systems, Inc.*	2,940	83
AES (The) Corp.*	3,820	44
Aetna, Inc.	2,540	64
Aflac, Inc.	2,580	80
Agilent Technologies, Inc.*	1,760	36
Air Products & Chemicals, Inc.	1,180	76
Airgas, Inc.	390	16
Allergan, Inc.	1,720	82
Amazon.com, Inc.*	1,780	149
American Express Co.	6,500	151
Amgen, Inc.*	5,740	304
Apache Corp.	1,870	135
Applied Materials, Inc.	7,390	81
Autozone, Inc.*	220	33
AvalonBay Communities, Inc.	450	25
Ball Corp.	470	21
Bank of New York Mellon Corp.	6,870	201
Baxter International, Inc.	3,370	178
BB&T Corp.	3,580	79
Becton, Dickinson & Co.	1,390	99
Bed Bath & Beyond, Inc.*	1,350	42
Best Buy Co., Inc.	2,330	78
Biogen Idec, Inc.*	1,510	68
Black & Decker Corp.	160	5
BorgWarner, Inc.	560	19
Boston Properties, Inc.	630	30
Bristol-Myers Squibb Co.	10,990	223
Burlington Northern Santa Fe Corp.	1,910	140
C.H. Robinson Worldwide, Inc.	870	45
Calpine Corp.*	2,169	24
Caterpillar, Inc.	3,470	115
Celgene Corp.*	2,640	126
Centerpoint Energy, Inc.	1,580	17
Charles Schwab (The) Corp.	6,630	116
Chesapeake Energy Corp.	3,540	70
Chubb Corp.	1,800	72
Cisco Systems, Inc.*	33,260	620
CME Group, Inc.	353	110
Coach, Inc.	1,830	49
Colgate-Palmolive Co.	2,750	195
Consolidated Edison, Inc.	1,500	56
Cooper Industries Ltd., Class A	840	26
Corning, Inc.	8,530	137
Costco Wholesale Corp.	2,490	114
Crown Castle International Corp.*	1,410	34
CSX Corp.	2,180	75
Cummins, Inc.	1,150	40
Danaher Corp.	1,410	87
Darden Restaurants, Inc.	630	21
Deere & Co.	2,380	95
Dell, Inc.*	11,000	151

NORTHERN FUNDS QUARTERLY REPORT    6    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND    continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.5% continued
United States - 41.9% continued
Devon Energy Corp.	2,490	$136
Discover Financial Services	2,370	24
Disney (The Walt) Co.	10,360	242
Donnelley (R.R.) & Sons Co.	530	6
Dover Corp.	1,030	34
Dun & Bradstreet Corp.	310	25
Eaton Corp.	850	38
Ecolab, Inc.	1,360	53
Edison International	1,570	49
Emerson Electric Co.	4,330	140
EOG Resources, Inc.	1,360	92
EQT Corp.	580	20
Equity Residential	1,410	31
Expeditors International of Washington, Inc.	1,090	36
Family Dollar Stores, Inc.	720	20
Fastenal Co.	590	20
FedEx Corp.	1,670	93
Fifth Third Bancorp	3,900	28
First Solar, Inc.*	210	34
FPL Group, Inc.	2,180	124
Franklin Resources, Inc.	1,000	72
Gap (The), Inc.	2,550	42
General Mills, Inc.	1,790	100
Genuine Parts Co.	720	24
Genworth Financial, Inc., Class A	970	7
Genzyme Corp.*	1,570	87
Gilead Sciences, Inc.*	5,200	244
Google, Inc., Class A*	1,340	565
Grainger (W.W.), Inc.	400	33
Harley-Davidson, Inc.	1,200	19
Hartford Financial Services Group, Inc.	1,500	18
Hess Corp.	1,440	77
Hewlett-Packard Co.	13,740	531
Host Hotels & Resorts, Inc.	2,380	20
Hudson City Bancorp, Inc.	2,700	36
IBM Corp.	7,500	783
Illinois Tool Works, Inc.	2,710	101
Ingersoll-Rand Co. Ltd., Class A*	1,662	35
Intel Corp.	31,620	523
IntercontinentalExchange, Inc.*	380	43
International Paper Co.	2,450	37
Johnson & Johnson	15,750	895
Johnson Controls, Inc.	3,350	73
KeyCorp	2,860	15
Kimberly-Clark Corp.	2,260	118
Kimco Realty Corp.	1,550	16
Kraft Foods, Inc., Class A	8,220	208
Limited Brands, Inc.	1,640	20
Lincoln National Corp.	1,180	20
M&T Bank Corp.	620	32
Marriott International, Inc., Class A	1,666	37
Martin Marietta Materials, Inc.	160	13
Masco Corp.	1,640	16
Mattel, Inc.	1,990	32
McDonald’s Corp.	6,210	357
MDU Resources Group, Inc.	910	17
MeadWestvaco Corp.	430	7
MetroPCS Communications, Inc.*	1,210	16
Motorola, Inc.	12,190	81
National-Oilwell Varco, Inc.*	2,240	73
NetApp, Inc.*	1,450	29
NII Holdings, Inc.*	850	16
NIKE, Inc., Class B	1,560	81
Nordstrom, Inc.	780	16
Norfolk Southern Corp.	1,860	70
Northern Trust Corp.(2) (3)	1,185	64
NRG Energy, Inc.*	990	26
Nucor Corp.	1,730	77
NYSE Euronext	1,360	37
Omnicom Group, Inc.	1,540	49
Owens-Illinois, Inc.*	730	20
PACCAR, Inc.	1,920	62
Penney (J.C.) Co., Inc.	980	28
People’s United Financial, Inc.	1,780	27
PepsiCo, Inc.	8,900	489
PG&E Corp.	1,990	76
Pitney Bowes, Inc.	850	19
PNC Financial Services Group, Inc.	2,660	103
PPL Corp.	2,110	70
Praxair, Inc.	1,650	117
Price (T. Rowe) Group, Inc.	1,380	57
Principal Financial Group, Inc.	1,640	31
Procter & Gamble (The) Co.	16,640	850
Progressive (The) Corp.*	3,780	57
ProLogis	2,070	17
Public Service Enterprise Group, Inc.	2,780	91
QUALCOMM, Inc.	9,130	413
Questar Corp.	890	28

EQUITY INDEX FUNDS    7    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.5% continued
United States - 41.9% continued
Regions Financial Corp.	5,590	$23
Rockwell Automation, Inc.	530	17
Roper Industries, Inc.	440	20
RRI Energy, Inc.*	1,100	6
Schering-Plough Corp.	8,840	222
Sempra Energy	1,370	68
Sigma-Aldrich Corp.	600	30
Sprint Nextel Corp.*	14,660	71
SPX Corp.	130	6
St. Jude Medical, Inc.*	1,810	74
Stanley Works (The)	380	13
Staples, Inc.	3,850	78
Starbucks Corp.*	3,810	53
Starwood Hotels & Resorts Worldwide, Inc.	880	20
State Street Corp.	2,840	134
SunTrust Banks, Inc.	2,610	43
Sysco Corp.	3,230	73
Target Corp.	4,170	165
Texas Instruments, Inc.	7,320	156
Thermo Fisher Scientific, Inc.*	2,220	91
Thomson Reuters Corp.	911	27
Tiffany & Co.	620	16
TJX Cos., Inc.	2,340	74
Travelers Cos. (The), Inc.	3,250	133
U.S. Bancorp	10,620	190
United Parcel Service, Inc., Class B	3,820	191
United States Steel Corp.	720	26
VF Corp.	490	27
Vornado Realty Trust	959	43
Vulcan Materials Co.	590	25
WellPoint, Inc.*	2,680	136
Wells Fargo & Co.	26,450	642
Weyerhaeuser Co.	1,210	37
Whirlpool Corp.	360	15
Windstream Corp.	1,790	15
Wisconsin Energy Corp.	450	18
Xerox Corp.	4,110	27
XTO Energy, Inc.	3,330	127
Zimmer Holdings, Inc.*	1,080	46

		18,057

Total Common Stocks

(Cost $47,624) (4)		41,988

PREFERRED STOCKS - 0.1%
Germany - 0.1%
Henkel A.G. & Co. KGaA	948	30
Volkswagen A.G.	565	39

		69

Total Preferred Stocks

(Cost $90) (4)		69

RIGHTS - 0.0%
Asciano Group*	1,308	—
Fortis*	6,339	—
Givaudan S.A.*	5	—
Renewable Energy Corp. AS*	137	1
Zardoya Otis S.A.*	340	—

Total Rights

(Cost $ — ) (4)		1
	PRINCIPAL AMOUNT (000S)
SHORT-TERM INVESTMENTS - 1.1%
BNP Paribas, Grand Cayman, Eurodollar Time Deposit, 0.08%, 7/1/09	$466	466

Total Short-Term Investments

(Cost $466)		466

Total Investments - 98.7%

(Cost $48,180)		42,524
Other Assets less Liabilities - 1.3%		556

NET ASSETS - 100.0%		$43,080

(1)	Restricted security that has been deemed illiquid. At June 30, 2009, the value of the restricted illiquid security amounted to approximately $104,000 or 0.24% of net assets. Additional information on the restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Canadian Imperial Bank of Commerce	03/05/08-04/23/09	$122

(2)	At March 31, 2009, the value of the Fund’s investment in Northern Trust Corp. was approximately $71,000 with no purchases or sales during the quarter ended June 30, 2009.
(3)	Investment in affiliate.

NORTHERN FUNDS QUARTERLY REPORT    8    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued	JUNE 30, 2009 (UNAUDITED)

(4)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At June 30,2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$48,180

Gross tax appreciation of investments	$1,280
Gross tax depreciation of investments	(6,936)

Net tax depreciation of investments	$(5,656)

At June 30, 2009, the Global Sustainability Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED LOSS (000S)
DJ Euro Stoxx 50 (Euro)	13	$437	Long	9/09	$(3)
S&P 500 E-Mini (U.S. Dollar)	5	229	Long	9/09	(3)
FTSE 100 Index (British Pound)	1	69	Long	9/09	(3)
SPI 200 (Australian Dollar)	2	157	Long	9/09	—
TOPIX Index (Japanese Yen)	1	96	Long	9/09	—

Total					$(9)

At June 30, 2009, the Global Sustainability Index Fund’s investments were denominated in the following currencies :

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
U.S. Dollar	43.2%
Euro	15.7
Japanese Yen	10.8
British Pound	10.7
Canadian Dollar	7.3
All other currencies less than 5%	12.3

Total	100.0%

At June 30, 2009, the industry sectors for the Global Sustainibility Index Fund were:

% OF LONG-TERM
INDUSTRY SECTOR	INVESTMENTS
Consumer Discretionary	9.6%
Consumer Staples	10.1
Energy	7.9
Financials	22.1
Health Care	11.4
Industrials	10.4
Information Technology	13.0
Materials	7.2
Telecommunication Services	3.5
Utilities	4.8

Total	100.0%

At June 30, 2009, the Global Sustainability Index Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAIN (000S)
U.S. Dollar	10	Euro	7	7/01/09	$—
U.S. Dollar	61	British Pound	37	9/16/09	—
U.S. Dollar	382	Euro	274	9/16/09	2
U.S. Dollar	92	Japanese Yen	9,028	9/16/09	2

Total					$4

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments. Following is a summary of the inputs used in valuing the Global Sustainability Index Fund’s investments and other financial instruments which are carried at fair value, as of June 30, 2009:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$1,988	$2,002	$—	$3,990
Consumer Staples	2,257	1,953	—	4,210
Energy	1,478	1,855	—	3,333
Financials	4,148	5,159	—	9,307
Health Care	2,949	1,867	—	4,816
Industrials	2,029	2,312	1	4,342
Information Technology	4,215	1,266	—	5,481
Materials	1,097	1,941	—	3,038
Telecommunication Services	258	1,203	—	1,461
Utilities	763	1,247	—	2,010
Preferred Stocks
Consumer Discretionary	—	39	—	39
Consumer Staples	—	30	—	30
Rights
Industrials	—	1	—	1
Short-Term Investments	—	466	—	466

Total Investments	$21,182	$21,341	$1	$42,524

Other Financial Instruments*	$(9)	$4	$—	$(5)

*	Other financial instruments include futures and forwards, if applicable.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

INVESTMENTS IN SECURITIES (000S)
Balance as of 3/31/09	$—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	—
Net Purchases (Sales)	1
Transfers in and/or out of Level 3	—

Balance as of 6/30/09	$1

There was no change in unrealized gains (losses) due to investments in level 3 securities still held at June 30, 2009.

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9%
Australia - 7.0%
AGL Energy Ltd.	53,031	$572
Alumina Ltd.	180,382	207
Amcor Ltd.	92,747	372
AMP Ltd.	220,564	864
Aristocrat Leisure Ltd.	44,804	136
Arrow Energy Ltd.*	25,734	73
ASX Ltd.	18,792	558
Australia & New Zealand Banking Group Ltd.	244,658	3,234
AXA Asia Pacific Holdings Ltd.	97,722	306
Bendigo and Adelaide Bank Ltd.	13,206	74
BHP Billiton Ltd.	368,400	10,096
Billabong International Ltd.	13,562	95
BlueScope Steel Ltd.	182,694	369
Boral Ltd.	100,425	327
Brambles Ltd.	152,032	727
Caltex Australia Ltd.	15,266	170
CFS Retail Property Trust	205,116	271
Coca-Cola Amatil Ltd.	60,581	420
Cochlear Ltd.	6,180	287
Commonwealth Bank of Australia	162,483	5,080
Computershare Ltd.	48,796	354
Crown Ltd.	59,307	346
CSL Ltd.	66,740	1,725
CSR Ltd.	176,783	241
Dexus Property Group	666,282	399
Fairfax Media Ltd.	247,870	243
Fortescue Metals Group Ltd.*	136,634	414
Foster’s Group Ltd.	211,021	875
Goodman Fielder Ltd.	111,815	117
GPT Group	980,773	383
Harvey Norman Holdings Ltd.	64,926	172
Incitec Pivot Ltd.	212,437	404
Insurance Australia Group Ltd.	230,231	646
Leighton Holdings Ltd.	17,907	337
Lend Lease Corp. Ltd.	44,178	249
Lion Nathan Ltd.	39,496	369
Macquarie Airports	36,653	67
Macquarie Group Ltd.	32,366	1,016
Macquarie Infrastructure Group	263,871	303
Metcash Ltd.	67,000	232
Mirvac Group	221,572	191
National Australia Bank Ltd.	214,164	3,855
Newcrest Mining Ltd.	53,303	1,306
OneSteel Ltd.	158,704	327
Orica Ltd.	40,447	704
Origin Energy Ltd.	95,881	1,128
OZ Minerals Ltd.*	353,742	262
Paladin Energy Ltd.*	80,456	317
Perpetual Ltd.	4,700	108
Qantas Airways Ltd.	170,251	275
QBE Insurance Group Ltd.	108,921	1,738
Rio Tinto Ltd.	31,284	1,309
Santos Ltd.	96,235	1,130
Sims Metal Management Ltd.	17,125	356
Sonic Healthcare Ltd.	41,779	414
Stockland	257,015	659
Suncorp-Metway Ltd.	142,997	768
TABCORP Holdings Ltd.	64,714	372
Tatts Group Ltd.	141,878	291
Telstra Corp. Ltd.	482,908	1,318
Toll Holdings Ltd.	79,548	395
Transurban Group	126,721	422
Wesfarmers Ltd.	111,143	2,023
Wesfarmers Ltd. - PPS	22,103	417
Westfield Group	223,217	2,033
Westpac Banking Corp.	319,413	5,174
Woodside Petroleum Ltd.	53,677	1,860
Woolworths Ltd.	134,535	2,845
WorleyParsons Ltd.	19,337	368

		65,495

Austria - 0.3%
Erste Group Bank A.G.	19,140	520
OMV A.G.	16,460	617
Raiffeisen International Bank Holding A.G.	6,501	226
Telekom Austria A.G.	35,340	553
Verbund - Oesterreichische Elektrizita- etswirtschafts A.G., Class A	8,870	452
Vienna Insurance Group	4,150	180
Voestalpine A.G.	13,320	366

		2,914

Belgium - 0.9%
Anheuser-Busch InBev N.V.	79,155	2,866
Anheuser-Busch InBev N.V. (VVPR)*	38,176	—
Belgacom S.A.	16,697	534
Colruyt S.A.	1,731	395
Delhaize Group	11,327	797

EQUITY INDEX FUNDS    1    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
Belgium - 0.9% continued
Dexia S.A.*	59,942	$455
Fortis*	245,237	836
Groupe Bruxelles Lambert S.A.	9,113	667
KBC Groep N.V.*	17,545	320
Mobistar S.A.	3,416	211
Nationale A Portefeuille	3,695	179
Solvay S.A., Class A	6,508	549
UCB S.A.	11,391	365
Umicore	12,514	285

		8,459

Cyprus - 0.0%
Bank of Cyprus Public Co. Ltd.	42,550	237

Denmark - 0.9%
A.P. Moller - Maersk A/S, Class A	63	370
A.P. Moller - Maersk A/S, Class B	121	726
Carlsberg A/S, Class B	11,603	746
Coloplast A/S, Class B	2,956	204
Danske Bank A/S*	49,860	861
DSV A/S*	20,341	252
H. Lundbeck A/S	3,138	60
Novo-Nordisk A/S, Class B	49,967	2,716
Novozymes A/S, Class B	5,062	411
Topdanmark A/S*	1,633	191
TrygVesta A/S	3,006	177
Vestas Wind Systems A/S*	22,352	1,607
William Demant Holding A/S*	2,589	134

		8,455

Finland - 1.3%
Elisa OYJ	14,605	241
Fortum OYJ	49,128	1,121
Kesko OYJ, Class B	7,257	192
Kone OYJ, Class B	16,853	518
Metso OYJ	14,004	262
Neste Oil OYJ	14,534	202
Nokia OYJ	417,233	6,089
Nokian Renkaat OYJ	11,649	220
Orion OYJ, Class B	9,541	150
Outokumpu OYJ	13,584	235
Pohjola Bank PLC	16,846	135
Rautaruukki OYJ	9,238	185
Sampo OYJ, Class A	46,118	870
Sanoma OYJ	8,226	128
Stora Enso OYJ (Registered)*	67,003	354
UPM-Kymmene OYJ	57,548	501
Wartsila OYJ	9,701	313

		11,716

France - 9.6%
Accor S.A.	15,690	624
Aeroports de Paris	3,632	267
Air France-KLM	15,555	199
Air Liquide S.A.	27,212	2,492
Alcatel-Lucent*	254,395	641
Alstom S.A.	22,730	1,345
Atos Origin S.A.*	6,116	208
AXA S.A.	171,997	3,252
BioMerieux	1,123	99
BNP Paribas	91,815	5,958
Bouygues S.A.	25,188	947
Bureau Veritas S.A.	5,453	269
Cap Gemini S.A.	16,010	591
Carrefour S.A.	69,640	2,979
Casino Guichard Perrachon S.A.	5,584	377
Christian Dior S.A.	6,580	492
Cie de Saint-Gobain	41,354	1,383
Cie Generale d’Optique Essilor International S.A.	22,334	1,066
CNP Assurances	4,211	402
Compagnie Generale de Geophysique-Veritas*	16,790	303
Compagnie Generale des Establissements Michelin, Class B	15,916	910
Credit Agricole S.A.	97,755	1,224
Danone	59,644	2,950
Dassault Systemes S.A.	7,537	333
EDF S.A.	26,003	1,268
Eiffage S.A.	1,280	75
Eramet	619	162
Eurazeo	2,922	122
Eutelsat Communications	10,106	261
France Telecom S.A.	201,162	4,571
GDF Suez	130,549	4,877
GDF Suez (VVPR)*	8,064	—
Gecina S.A.	2,558	158
Hermes International	5,793	806
ICADE	2,196	181
Iliad S.A.	1,425	138
Imerys S.A.	3,303	139

NORTHERN FUNDS QUARTERLY REPORT    2    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND    continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
France - 9.6% continued
Ipsen S.A.	2,514	$110
JC Decaux S.A.*	9,878	157
Klepierre	11,465	296
Lafarge S.A.	14,719	999
Lafarge S.A. (New)*	7,188	474
Lagardere S.C.A.	13,062	435
Legrand S.A.	7,748	169
L’Oreal S.A.	26,493	1,984
LVMH Moet Hennessy Louis Vuitton S.A.	26,890	2,058
M6-Metropole Television	4,527	86
Natixis*	120,503	233
Neopost S.A.	3,652	328
PagesJaunes Groupe S.A.	13,903	135
Pernod-Ricard S.A.	21,453	1,354
Peugeot S.A.*	17,606	464
PPR	8,550	700
Publicis Groupe	12,910	394
Renault S.A.*	20,331	751
Safran S.A.	23,888	316
Sanofi-Aventis S.A.	115,525	6,794
Schneider Electric S.A.	26,233	2,006
SCOR S.E.	20,246	416
SES S.A.	31,871	609
Societe BIC S.A.	3,018	173
Societe Des Autoroutes Paris-Rhin-Rhone	2,367	161
Societe Generale	50,998	2,783
Societe Television Francaise 1	15,422	174
Sodexo	10,688	550
Suez Environnement S.A.	31,848	559
Technip S.A.	11,683	574
Thales S.A.	10,446	467
Total S.A.	234,320	12,692
Unibail-Rodamco S.E.	9,204	1,374
Vallourec S.A.	6,197	753
Veolia Environment	41,839	1,236
Vinci S.A.	46,378	2,082
Vivendi S.A.	128,455	3,077

		89,992

Germany - 7.2%
Adidas A.G.	21,242	809
Allianz S.E. (Registered)	49,732	4,599
BASF S.E.	101,333	4,042
Bayer A.G.	83,903	4,505
Bayerische Motoren Werke A.G.	36,776	1,389
Beiersdorf A.G.	9,762	460
Celesio A.G.	10,439	240
Commerzbank A.G.*	77,807	484
Daimler A.G. (Registered)	98,996	3,582
Deutsche Bank A.G. (Registered)	61,337	3,733
Deutsche Boerse A.G.	21,582	1,677
Deutsche Lufthansa A.G. (Registered)	25,917	326
Deutsche Post A.G. (Registered)	93,645	1,224
Deutsche Postbank A.G.*	10,049	256
Deutsche Telekom A.G. (Registered)	311,185	3,678
E.ON A.G.	208,669	7,407
Fraport A.G. Frankfurt Airport Services Worldwide	4,543	195
Fresenius Medical Care A.G. & Co. KGaA	20,972	936
Fresenius S.E.	2,237	105
GEA Group A.G.	17,018	258
Hamburger Hafen und Logistik A.G.	1,260	49
Hannover Rueckversicherung A.G. (Registered)*	7,298	270
Henkel A.G. & Co. KGaA	14,961	403
Hochtief A.G.	4,761	241
K+S A.G.	16,358	922
Linde A.G.	16,646	1,369
MAN S.E.	11,606	714
Merck KGaA	7,094	723
Metro A.G.	12,452	595
Muenchener Rueckversicherungs A.G. (Registered)	22,657	3,064
Puma A.G. Rudolf Dassler Sport A.G.	623	137
RWE A.G.	45,964	3,629
Salzgitter A.G.	4,703	414
SAP A.G.	94,187	3,797
Siemens A.G. (Registered)	90,318	6,253
Solarworld A.G.	10,072	238
Suedzucker A.G.	7,574	154
ThyssenKrupp A.G.	37,861	943
TUI A.G.*	18,452	136
United Internet A.G. (Registered)*	12,129	142
Volkswagen A.G.	9,705	3,285
Wacker Chemie A.G.	1,147	132

		67,515

Greece - 0.5%
Alpha Bank A.E.*	43,712	472
Coca Cola Hellenic Bottling Co. S.A.	19,845	407
EFG Eurobank Ergasias S.A.*	38,641	403

EQUITY INDEX FUNDS    3    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
Greece - 0.5% continued
Hellenic Petroleum S.A.	13,254	$128
Hellenic Telecommunications Organization S.A.	27,120	414
Marfin Investment Group S.A.*	69,720	297
National Bank of Greece S.A.*	54,967	1,506
OPAP S.A.	24,510	651
Piraeus Bank S.A.*	34,340	338
Public Power Corp. S.A.*	13,160	271
Titan Cement Co. S.A.	6,667	176

		5,063

Hong Kong - 2.4%
ASM Pacific Technology Ltd.	20,000	103
Bank of East Asia Ltd.	161,720	493
BOC Hong Kong Holdings Ltd.	418,000	740
Cathay Pacific Airways Ltd.	188,000	258
Cheung Kong Holdings Ltd.	152,000	1,743
Cheung Kong Infrastructure Holdings Ltd.	45,000	158
CLP Holdings Ltd.	224,501	1,489
Esprit Holdings Ltd.	122,000	679
Foxconn International Holdings Ltd.*	275,000	183
Genting Singapore PLC*	340,984	160
Hang Lung Group Ltd.	89,000	418
Hang Lung Properties Ltd.	227,000	749
Hang Seng Bank Ltd.	84,600	1,201
Henderson Land Development Co. Ltd.	119,000	681
Hong Kong & China Gas Co. Ltd.	438,890	922
Hong Kong Electric Holdings Co. Ltd.	152,000	846
Hong Kong Exchanges and Clearing Ltd.	112,000	1,738
Hopewell Holdings Ltd.	87,000	272
Hutchison Whampoa Ltd.	234,000	1,526
Hysan Development Co. Ltd.	76,267	196
Kerry Properties Ltd.	90,199	401
Li & Fung Ltd.	238,800	638
Lifestyle International Holdings Ltd.*	40,000	55
Link REIT (The)	266,000	567
Mongolia Energy Co. Ltd.*	343,000	128
MTR Corp.	160,578	481
New World Development Ltd.	306,139	553
Noble Group Ltd.	146,400	183
NWS Holdings Ltd.	63,000	113
Orient Overseas International Ltd.	15,700	67
PCCW Ltd.	240,000	63
Shangri-La Asia Ltd.	168,000	251
Sino Land Co.	224,038	368
Sun Hung Kai Properties Ltd.	156,000	1,942
Swire Pacific Ltd., Class A	84,500	851
Television Broadcasts Ltd.	32,000	129
Wharf Holdings Ltd.	159,000	672
Wheelock & Co. Ltd.	24,000	62
Wing Hang Bank Ltd.	24,000	212
Yue Yuen Industrial Holdings Ltd.	90,000	212

		22,503

Ireland - 0.4%
Anglo Irish Bank Corp. PLC*	93,434	—
CRH PLC	75,127	1,722
Elan Corp. PLC*	54,940	368
Experian PLC	112,552	844
Kerry Group PLC, Class A	16,419	375
Ryanair Holdings PLC ADR*	5,370	152

		3,461

Italy - 3.5%
A2A S.p.A.	144,733	265
ACEA S.p.A.	3,276	40
Alleanza Assicurazioni S.p.A.	48,990	337
Assicurazioni Generali S.p.A.	116,932	2,440
Atlantia S.p.A.	28,274	572
Autogrill S.p.A.	13,187	112
Banca Carige S.p.A.	70,913	195
Banca Monte dei Paschi di Siena S.p.A.	249,090	402
Banca Popolare di Milano Scarl	44,699	268
Banco Popolare Scarl*	70,306	525
Enel S.p.A.	746,766	3,638
ENI S.p.A.	285,787	6,780
Exor S.p.A.	7,946	115
Fiat S.p.A.*	84,913	861
Finmeccanica S.p.A.	45,712	645
Fondiaria-Sai S.p.A.	9,219	150
Intesa Sanpaolo S.p.A.*	845,462	2,741
Intesa Sanpaolo S.p.A. (RSP)	102,027	251
Italcementi S.p.A.	10,646	122
Lottomatica S.p.A.	5,711	110
Luxottica Group S.p.A.*	13,136	273
Mediaset S.p.A.	77,799	438
Mediobanca S.p.A.	49,510	595
Mediolanum S.p.A.	26,828	144
Parmalat S.p.A.	185,674	449

NORTHERN FUNDS QUARTERLY REPORT    4    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND    continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
Italy - 3.5% continued
Pirelli & C. S.p.A.*	427,339	$151
Prysmian S.p.A.	10,900	164
Saipem S.p.A.	29,063	709
Saras S.p.A.	15,421	44
Snam Rete Gas S.p.A.	164,650	724
Telecom Italia S.p.A.	1,101,616	1,526
Telecom Italia S.p.A. (RSP)	661,492	650
Tenaris S.A.	52,857	715
Terna S.p.A.	140,848	470
UniCredit S.p.A.*	1,575,939	4,038
Unione di Banche Italiane SCPA	66,232	865
Unipol Gruppo Finanziario S.p.A.*	23,917	28

		32,552

Japan - 23.5%
77 Bank (The) Ltd.	38,000	220
ABC-Mart, Inc.	2,800	72
Acom Co. Ltd.	5,250	131
Advantest Corp.	18,100	326
Aeon Co. Ltd.	70,300	692
Aeon Credit Service Co. Ltd.	9,100	118
Aeon Mall Co. Ltd.	2,200	42
Aioi Insurance Co. Ltd.	56,000	255
Aisin Seiki Co. Ltd.	21,000	454
Ajinomoto Co., Inc.	75,000	593
Alfresa Holdings Corp.	3,100	143
All Nippon Airways Co. Ltd.	75,000	262
Amada Co. Ltd.	39,000	241
Asahi Breweries Ltd.	42,800	615
Asahi Glass Co. Ltd.	111,000	886
Asahi Kasei Corp.	141,000	715
Asics Corp.	20,000	182
Astellas Pharma, Inc.	50,200	1,773
Bank of Kyoto (The) Ltd.	34,000	314
Bank of Yokohama (The) Ltd.	135,000	719
Benesse Corp.	8,600	344
Bridgestone Corp.	67,500	1,054
Brother Industries Ltd.	24,000	212
Canon Marketing Japan, Inc.	9,700	135
Canon, Inc.	117,100	3,811
Casio Computer Co. Ltd.	27,800	247
Central Japan Railway Co.	174	1,069
Chiba Bank (The) Ltd.	84,000	547
Chubu Electric Power Co., Inc.	72,700	1,681
Chugai Pharmaceutical Co. Ltd.	24,555	468
Chugoku Bank (The) Ltd.	19,000	263
Chugoku Electric Power (The) Co., Inc.	31,400	656
Chuo Mitsui Trust Holdings, Inc.*	109,000	414
Citizen Holdings Co. Ltd.	35,600	182
Coca-Cola West Co. Ltd.	6,200	119
Cosmo Oil Co. Ltd.	64,000	217
Credit Saison Co. Ltd.	19,300	244
Dai Nippon Printing Co. Ltd.	61,000	834
Daicel Chemical Industries Ltd.	30,000	181
Daido Steel Co. Ltd.	31,000	126
Daihatsu Motor Co. Ltd.	19,000	176
Daiichi Sankyo Co. Ltd.	73,900	1,322
Daikin Industries Ltd.	25,700	822
Daito Trust Construction Co. Ltd.	9,100	427
Daiwa House Industry Co. Ltd.	56,000	600
Daiwa Securities Group, Inc.	139,000	822
Denki Kagaku Kogyo KK	53,000	147
Denso Corp.	53,800	1,371
Dentsu, Inc.	19,218	402
DIC Corp.	85,000	133
Dowa Holdings Co. Ltd.	29,000	120
East Japan Railway Co.	37,322	2,247
Eisai Co. Ltd.	27,700	986
Electric Power Development Co. Ltd.	14,600	414
Elpida Memory, Inc.*	15,300	164
FamilyMart Co. Ltd.	6,400	201
Fanuc Ltd.	21,000	1,676
Fast Retailing Co. Ltd.	5,200	677
Fuji Electric Holdings Co. Ltd.	74,000	122
Fuji Heavy Industries Ltd.	70,000	282
Fuji Media Holdings, Inc.	64	96
FUJIFILM Holdings Corp.	53,700	1,694
Fujitsu Ltd.	206,000	1,116
Fukuoka Financial Group, Inc.	94,000	419
Furukawa Electric (The) Co. Ltd.	73,000	327
GS Yuasa Corp.	33,000	290
Gunma Bank (The) Ltd.	47,000	261
Hachijuni Bank (The) Ltd.	47,523	268
Hakuhodo DY Holdings, Inc.	2,970	160
Hankyu Hanshin Holdings, Inc.	125,800	589
Hikari Tsushin, Inc.	2,200	49
Hino Motors Ltd.	25,000	77
Hirose Electric Co. Ltd.	3,400	361

EQUITY INDEX FUNDS    5    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
Japan - 23.5% continued
Hiroshima Bank (The) Ltd.	62,000	$258
Hisamitsu Pharmaceutical Co., Inc.	8,000	249
Hitachi Chemical Co. Ltd.	11,400	183
Hitachi Construction Machinery Co. Ltd.	11,800	191
Hitachi High-Technologies Corp.	8,000	136
Hitachi Ltd.	373,000	1,155
Hitachi Metals Ltd.	20,000	169
Hokkaido Electric Power Co., Inc.	20,700	388
Hokuhoku Financial Group, Inc.	148,000	370
Hokuriku Electric Power Co.	20,800	475
Honda Motor Co. Ltd.	181,300	4,964
Hoya Corp.	45,700	915
Ibiden Co. Ltd.	14,500	405
Idemitsu Kosan Co. Ltd.	2,600	222
IHI Corp.*	145,000	249
INPEX Corp.	91	725
Isetan Mitsukoshi Holdings Ltd.	39,800	404
Isuzu Motors Ltd.	130,000	208
Ito En Ltd.	7,600	108
Itochu Corp.	167,000	1,153
Itochu Techno-Solutions Corp.	3,700	110
Iyo Bank (The) Ltd.	29,000	296
J Front Retailing Co. Ltd.	53,200	253
Jafco Co. Ltd.	3,600	120
Japan Airlines Corp.*	109,000	210
Japan Petroleum Exploration Co.	2,000	110
Japan Prime Realty Investment Corp.	82	177
Japan Real Estate Investment Corp.	49	407
Japan Retail Fund Investment Corp.	39	180
Japan Steel Works (The) Ltd.	38,000	467
Japan Tobacco, Inc.	494	1,540
JFE Holdings, Inc.	53,900	1,800
JGC Corp.	23,000	370
Joyo Bank (The) Ltd.	73,000	371
JS Group Corp.	28,800	443
JSR Corp.	19,700	336
JTEKT Corp.	21,200	214
Jupiter Telecommunications Co. Ltd.	281	213
Kajima Corp.	93,000	289
Kamigumi Co. Ltd.	31,000	261
Kaneka Corp.	33,000	233
Kansai Electric Power Co., Inc.	83,800	1,849
Kansai Paint Co. Ltd.	24,000	172
Kao Corp.	59,000	1,286
Kawasaki Heavy Industries Ltd.	156,000	428
Kawasaki Kisen Kaisha Ltd.	70,000	287
KDDI Corp.	320	1,697
Keihin Electric Express Railway Co. Ltd.	47,000	364
Keio Corp.	63,000	366
Keisei Electric Railway Co. Ltd.	29,000	173
Keyence Corp.	4,560	928
Kikkoman Corp.	19,000	190
Kinden Corp.	10,000	88
Kintetsu Corp.	178,000	784
Kirin Holdings Co. Ltd.	92,000	1,284
Kobe Steel Ltd.	273,000	505
Komatsu Ltd.	105,000	1,611
Konami Corp.	10,300	197
Konica Minolta Holdings, Inc.	54,000	561
Kubota Corp.	120,000	986
Kuraray Co. Ltd.	39,000	432
Kurita Water Industries Ltd.	12,400	399
Kyocera Corp.	18,000	1,350
Kyowa Hakko Kirin Co. Ltd.	29,000	327
Kyushu Electric Power Co., Inc.	41,600	895
Lawson, Inc.	7,100	312
Leopalace21 Corp.	16,700	148
Mabuchi Motor Co. Ltd.	2,200	106
Makita Corp.	12,600	303
Marubeni Corp.	181,000	800
Marui Group Co. Ltd.*	29,400	206
Maruichi Steel Tube Ltd.	3,800	72
Mazda Motor Corp.	101,000	256
McDonald’s Holdings Co. Japan Ltd.	5,400	100
Mediceo Paltac Holdings Co. Ltd.	18,200	208
MEIJI Holdings Co. Ltd.*	7,212	290
Minebea Co. Ltd.	49,000	207
Mitsubishi Chemical Holdings Corp.	132,000	557
Mitsubishi Corp.	148,900	2,735
Mitsubishi Electric Corp.	214,000	1,347
Mitsubishi Estate Co. Ltd.	129,000	2,137
Mitsubishi Gas Chemical Co., Inc.	42,000	228
Mitsubishi Heavy Industries Ltd.	336,000	1,386
Mitsubishi Logistics Corp.	6,000	66
Mitsubishi Materials Corp.	120,000	373
Mitsubishi Motors Corp.*	398,000	743
Mitsubishi Rayon Co. Ltd.	56,000	162
Mitsubishi Tanabe Pharma Corp.	27,000	310

NORTHERN FUNDS QUARTERLY REPORT    6    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND    continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
Japan - 23.5% continued
Mitsubishi UFJ Financial Group, Inc.	1,021,665	$6,280
Mitsubishi UFJ Lease & Finance Co. Ltd.	7,480	242
Mitsui & Co. Ltd.	190,000	2,238
Mitsui Chemicals, Inc.	65,000	207
Mitsui Engineering & Shipbuilding Co. Ltd.	84,000	197
Mitsui Fudosan Co. Ltd.	92,000	1,594
Mitsui Mining & Smelting Co. Ltd.*	70,000	180
Mitsui O.S.K. Lines Ltd.	129,000	832
Mitsui Sumitomo Insurance Group Holdings, Inc.	46,000	1,200
Mitsumi Electric Co. Ltd.	9,500	202
Mizuho Financial Group, Inc.	1,043,053	2,426
Mizuho Securities Co. Ltd.	65,000	202
Mizuho Trust & Banking Co. Ltd.*	177,000	228
Murata Manufacturing Co. Ltd.	23,700	1,005
Namco Bandai Holdings, Inc.	25,100	275
NEC Corp.*	212,000	828
NGK Insulators Ltd.	29,000	589
NGK Spark Plug Co. Ltd.	18,000	171
NHK Spring Co. Ltd.	17,000	114
Nidec Corp.	11,900	719
Nikon Corp.	36,000	619
Nintendo Co. Ltd.	10,900	3,000
Nippon Building Fund, Inc.	57	488
Nippon Electric Glass Co. Ltd.	39,500	440
Nippon Express Co. Ltd.	96,000	435
Nippon Meat Packers, Inc.	21,000	265
Nippon Mining Holdings, Inc.	97,000	501
Nippon Oil Corp.	137,000	806
Nippon Paper Group, Inc.	9,858	255
Nippon Sheet Glass Co. Ltd.	76,000	220
Nippon Steel Corp.	560,000	2,136
Nippon Telegraph & Telephone Corp.	57,491	2,339
Nippon Yusen Kabushiki Kaisha	125,000	536
Nipponkoa Insurance Co. Ltd.	74,000	429
Nishi-Nippon City Bank (The) Ltd.	85,000	214
Nissan Chemical Industries Ltd.	15,000	168
Nissan Motor Co. Ltd.	275,200	1,661
Nisshin Seifun Group, Inc.	21,000	249
Nisshin Steel Co. Ltd.	79,000	176
Nisshinbo Holdings, Inc.	17,000	192
Nissin Foods Holdings Co. Ltd.	7,700	233
Nitori Co. Ltd.	4,200	298
Nitto Denko Corp.	18,100	548
NOK Corp.	12,700	147
Nomura Holdings, Inc.	276,200	2,314
Nomura Real Estate Holdings, Inc.	12,400	213
Nomura Real Estate Office Fund, Inc.	33	210
Nomura Research Institute Ltd.	11,100	246
NSK Ltd.	51,000	257
NTN Corp.	44,000	175
NTT Data Corp.	139	448
NTT DoCoMo, Inc.	1,724	2,518
NTT Urban Development Corp.	155	149
Obayashi Corp.	75,000	367
Obic Co. Ltd.	760	123
Odakyu Electric Railway Co. Ltd.	69,000	590
OJI Paper Co. Ltd.	93,000	399
Olympus Corp.	24,000	564
Omron Corp.	22,300	321
Ono Pharmaceutical Co. Ltd.	9,300	411
Onward Holdings Co. Ltd.*	16,000	103
Oracle Corp. Japan	4,200	154
Oriental Land Co. Ltd.	6,000	402
ORIX Corp.	9,930	586
Osaka Gas Co. Ltd.	219,000	699
OSAKA Titanium Technologies Co.	2,100	77
Otsuka Corp.	2,300	122
Panasonic Corp.	215,000	2,884
Panasonic Electric Works Co. Ltd.	41,000	387
Promise Co. Ltd.	9,100	116
Rakuten, Inc.	757	455
Resona Holdings, Inc.	56,310	789
Ricoh Co. Ltd.	73,000	935
Rohm Co. Ltd.	11,100	806
Sankyo Co. Ltd.	5,900	315
Santen Pharmaceutical Co. Ltd.	9,000	274
Sanyo Electric Co. Ltd.*	190,000	491
Sapporo Hokuyo Holdings, Inc.*	42,000	120
Sapporo Holdings Ltd.	33,000	188
SBI Holdings, Inc.	1,940	393
Secom Co. Ltd.	23,200	941
Sega Sammy Holdings, Inc.	22,100	279
Seiko Epson Corp.	15,300	248
Sekisui Chemical Co. Ltd.	47,000	294
Sekisui House Ltd.	56,000	566
Seven & I Holdings Co. Ltd.	84,600	1,985
Sharp Corp.	110,000	1,135
Shikoku Electric Power Co., Inc.	20,500	612

EQUITY INDEX FUNDS    7    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
Japan - 23.5% continued
Shimadzu Corp.	29,000	$232
Shimamura Co. Ltd.	2,700	214
Shimano, Inc.	7,700	294
Shimizu Corp.	65,000	282
Shin-Etsu Chemical Co. Ltd.	45,400	2,097
Shinko Electric Industries Co. Ltd.	6,900	85
Shinsei Bank Ltd.*	123,000	196
Shionogi & Co. Ltd.	34,000	657
Shiseido Co. Ltd.	39,000	638
Shizuoka Bank (The) Ltd.	68,000	672
Showa Denko KK	130,000	232
Showa Shell Sekiyu KK	22,700	239
SMC Corp. of Japan	5,900	632
Softbank Corp.	83,100	1,614
Sojitz Corp.	135,400	296
Sompo Japan Insurance, Inc.	101,000	671
Sony Corp.	110,300	2,849
Sony Financial Holdings, Inc.	107	295
Square Enix Holdings Co. Ltd.	7,700	180
Stanley Electric Co. Ltd.	16,200	326
Sumco Corp.	13,100	185
Sumitomo Chemical Co. Ltd.	173,000	775
Sumitomo Corp.	124,600	1,260
Sumitomo Electric Industries Ltd.	82,800	928
Sumitomo Heavy Industries Ltd.	63,000	279
Sumitomo Metal Industries Ltd.	369,000	975
Sumitomo Metal Mining Co. Ltd.	57,000	802
Sumitomo Mitsui Financial Group, Inc.	99,032	4,005
Sumitomo Realty & Development Co. Ltd.	43,000	782
Sumitomo Rubber Industries, Inc.	19,600	157
Sumitomo Trust & Banking (The) Co. Ltd.	156,000	840
Suruga Bank (The) Ltd.	27,000	257
Suzuken Co. Ltd.	7,800	226
Suzuki Motor Corp.	39,000	872
T&D Holdings, Inc.	25,450	726
Taiheiyo Cement Corp.	94,000	161
Taisei Corp.	105,000	253
Taisho Pharmaceutical Co. Ltd.	16,000	303
Taiyo Nippon Sanso Corp.	31,000	295
Takashimaya Co. Ltd.	34,000	267
Takeda Pharmaceutical Co. Ltd.	82,300	3,198
TDK Corp.	12,800	598
Teijin Ltd.	107,000	344
Terumo Corp.	18,500	814
THK Co. Ltd.	13,200	197
Tobu Railway Co. Ltd.	90,000	529
Toho Co. Ltd. of Tokyo	13,500	220
Toho Gas Co. Ltd.	50,000	203
Tohoku Electric Power Co., Inc.	47,300	989
Tokio Marine Holdings, Inc.	80,100	2,200
Tokuyama Corp.	26,000	190
Tokyo Broadcasting System, Inc.	2,000	31
Tokyo Electric Power Co., Inc.	133,600	3,434
Tokyo Electron Ltd.	18,800	903
Tokyo Gas Co. Ltd.	253,000	904
Tokyo Steel Manufacturing Co. Ltd.	11,100	135
Tokyo Tatemono Co. Ltd.	35,000	194
Tokyu Corp.	125,000	630
Tokyu Land Corp.	51,000	230
TonenGeneral Sekiyu KK	31,000	315
Toppan Printing Co. Ltd.	63,000	633
Toray Industries, Inc.	150,000	762
Toshiba Corp.	431,000	1,551
Tosoh Corp.	56,000	158
Toto Ltd.	29,000	202
Toyo Seikan Kaisha Ltd.	17,400	367
Toyo Suisan Kaisha Ltd.	10,000	206
Toyoda Gosei Co. Ltd.	7,300	196
Toyota Boshoku Corp.	9,500	141
Toyota Industries Corp.	19,800	491
Toyota Motor Corp.	302,800	11,447
Toyota Tsusho Corp.	23,300	344
Trend Micro, Inc.	12,000	382
Tsumura & Co.	8,000	249
Ube Industries Ltd.	111,000	309
UniCharm Corp.	4,500	344
UNY Co. Ltd.	24,000	204
Ushio, Inc.	14,400	230
USS Co. Ltd.	2,940	151
West Japan Railway Co.	191	631
Yahoo! Japan Corp.	1,641	522
Yakult Honsha Co. Ltd.	11,100	211
Yamada Denki Co. Ltd.	9,530	554
Yamaguchi Financial Group, Inc.	26,000	343
Yamaha Corp.	19,100	237
Yamaha Motor Co. Ltd.	23,600	261
Yamato Holdings Co. Ltd.	44,000	585
Yamato Kogyo Co. Ltd.	5,100	150

NORTHERN FUNDS QUARTERLY REPORT    8    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND    continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
Japan - 23.5% continued
Yamazaki Baking Co. Ltd.	9,000	$102
Yaskawa Electric Corp.	24,000	159
Yokogawa Electric Corp.	26,800	179

		219,266

Netherlands - 4.6%
Aegon N.V.	155,919	959
Akzo Nobel N.V.	25,430	1,119
Arcelormittal	94,239	3,095
ASML Holding N.V.*	47,732	1,035
Corio N.V.	5,331	260
European Aeronautic Defence & Space
Co. N.V.	46,497	754
Fugro N.V. - CVA	7,148	297
Heineken Holding N.V.	12,454	396
Heineken N.V.	26,892	999
ING Groep N.V. - CVA	215,150	2,166
James Hardie Industries N.V.*	52,064	175
Koninklijke Ahold N.V.	130,835	1,503
Koninklijke Boskalis Westminster N.V.	6,366	144
Koninklijke DSM N.V.	17,109	536
Koninklijke KPN N.V.	188,187	2,593
Koninklijke Philips Electronics N.V.	107,622	1,990
Qiagen N.V.*	21,723	403
Randstad Holdings N.V.*	11,167	310
Reed Elsevier N.V.	72,518	800
Royal Dutch Shell PLC, Class A (London Exchange)	389,211	9,748
Royal Dutch Shell PLC, Class B (London Exchange)	295,921	7,471
SBM Offshore N.V.	17,804	305
TNT N.V.	40,508	789
Unilever N.V. (CVA)	178,816	4,316
Wolters Kluwer N.V.	30,185	528

		42,691

New Zealand - 0.1%
Auckland International Airport Ltd.	104,990	109
Contact Energy Ltd.	39,375	148
Fletcher Building Ltd.	58,566	248
Sky City Entertainment Group Ltd.	51,077	88
Telecom Corp. of New Zealand Ltd.	210,570	370

		963

Norway - 0.7%
DnB NOR ASA*	80,400	616
Norsk Hydro ASA*	79,050	408
Orkla ASA	88,850	647
Renewable Energy Corp. A/S*	18,150	142
Seadrill Ltd.	30,900	444
StatoilHydro ASA	124,302	2,455
Telenor ASA*	93,600	723
Yara International ASA	20,800	582

		6,017

Portugal - 0.3%
Banco Comercial Portugues S.A. (Registered)	270,344	275
Banco Espirito Santo S.A. (Registered)	60,757	328
Brisa Auto-Estradas de Portugal S.A.	19,759	142
Cimpor Cimentos de Portugal SGPS S.A.	28,428	207
Energias de Portugal S.A.	200,691	787
Galp Energia SGPS S.A., Class B	17,759	250
Jeronimo Martins SGPS S.A.	25,765	176
Portugal Telecom, SGPS, S.A. (Registered)	64,494	632

		2,797

Singapore - 1.3%
Ascendas Real Estate Investment Trust	144,213	158
CapitaLand Ltd.	278,500	707
CapitaMall Trust	264,600	255
City Developments Ltd.	55,000	325
ComfortDelgro Corp. Ltd.	272,000	240
Cosco Corp. Singapore Ltd.	121,000	103
DBS Group Holdings Ltd.	188,029	1,526
Fraser and Neave Ltd.	106,563	315
Golden Agri-Resources Ltd.*	680,160	178
Jardine Cycle & Carriage Ltd.	10,576	140
Keppel Corp. Ltd.	141,000	669
Neptune Orient Lines Ltd.	53,000	54
Olam International Ltd.	110,381	184
Oversea-Chinese Banking Corp.	276,788	1,273
SembCorp Industries Ltd.	108,600	226
SembCorp Marine Ltd.	113,400	209
Singapore Airlines Ltd.	58,067	532
Singapore Exchange Ltd.	94,000	459
Singapore Press Holdings Ltd.	179,000	390
Singapore Technologies Engineering Ltd.	148,000	250
Singapore Telecommunications Ltd.	891,600	1,840
United Overseas Bank Ltd.	134,000	1,354
UOL Group Ltd.	66,700	151

EQUITY INDEX FUNDS    9    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
Singapore - 1.3% continued
Wilmar International Ltd.	91,000	$314

		11,852

Spain - 4.4%
Abertis Infraestructuras S.A.	30,905	582
Acciona S.A.	2,927	360
Acerinox S.A.	15,353	284
ACS Actividades de Construccion y Servicios S.A.	15,740	798
Banco Bilbao Vizcaya Argentaria S.A.	390,847	4,925
Banco de Sabadell SA	106,011	663
Banco de Valencia S.A.	7,924	77
Banco Popular Espanol S.A.	84,587	740
Banco Santander S.A.	895,248	10,804
Bankinter S.A.*	35,541	420
Cintra Concesiones de Infraestructuras de Transporte S.A.	28,812	179
Criteria Caixacorp S.A.	92,287	427
EDP Renovaveis S.A.*	24,136	248
Enagas	19,817	390
Fomento de Construcciones y Contratas S.A.	5,026	207
Gamesa Corp. Tecnologica S.A.	20,195	383
Gas Natural SDG S.A.	24,576	448
Gestevision Telecinco S.A.	12,913	121
Grifols S.A.	14,259	252
Grupo Ferrovial S.A.	6,460	208
Iberdrola Renovables S.A.*	95,774	438
Iberdrola S.A.	387,544	3,152
Iberia Lineas Aereas de Espana*	39,853	85
Inditex S.A.	24,146	1,160
Indra Sistemas S.A.	11,342	246
Mapfre S.A.	80,716	263
Red Electrica Corp. S.A.	11,977	542
Repsol YPF S.A.	80,409	1,803
Sacyr Vallehermoso S.A.	11,978	166
Telefonica S.A.	464,824	10,540
Zardoya Otis S.A.	14,372	300

		41,211

Sweden - 2.3%
Alfa Laval AB	37,700	361
Assa Abloy AB, Class B	34,200	477
Atlas Copco AB, Class A	73,700	739
Atlas Copco AB, Class B	44,900	407
Electrolux AB, Class B*	26,300	369
Getinge AB, Class B	23,041	302
Hennes & Mauritz AB, Class B	56,100	2,805
Holmen AB, Class B	3,500	76
Husqvarna AB, Class B*	45,250	248
Investor AB, Class B	49,999	773
Lundin Petroleum AB*	26,400	205
Millicom International Cellular S.A. SDR*	7,900	448
Nordea Bank AB	353,895	2,808
Sandvik AB	110,627	824
Scania AB, Class B	37,000	368
Securitas AB, Class B	35,368	301
Skandinaviska Enskilda Banken AB, Class A*	171,947	756
Skanska AB, Class B	43,500	487
SKF AB, Class B	42,500	525
SSAB AB, Class A	21,675	252
SSAB AB, Class B	10,312	111
Svenska Cellulosa AB, Class B	62,500	658
Svenska Handelsbanken AB, Class A	53,719	1,015
Swedbank AB, Class A*	40,400	235
Swedish Match AB	28,000	455
Tele2 AB, Class B	35,100	356
Telefonaktiebolaget LM Ericsson, Class B	325,437	3,183
TeliaSonera AB	248,492	1,307
Volvo AB, Class A	48,300	299
Volvo AB, Class B	119,400	740

		21,890

Switzerland - 7.6%
ABB Ltd. (Registered)*	241,682	3,804
Actelion Ltd. (Registered)*	11,069	580
Adecco S.A. (Registered)	13,947	582
Aryzta A.G.*	5,499	177
Aryzta A.G. (Dublin Exchange)*	4,329	139
Baloise Holding A.G. (Registered)	5,489	407
BKW FMB Energie A.G.	1,788	132
Compagnie Financiere Richemont S.A., Class A	57,773	1,204
Credit Suisse Group A.G. (Registered)	123,537	5,640
Geberit A.G. (Registered)	4,831	595
Givaudan S.A. (Registered)	868	532
Holcim Ltd. (Registered)*	22,973	1,309
Julius Baer Holding A.G. (Registered)	23,369	911
Kuehne & Nagel International A.G. (Registered)	6,122	481
Lindt & Spruengli A.G.	76	142

NORTHERN FUNDS QUARTERLY REPORT    10    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND    continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
Switzerland - 7.6% continued
Lindt & Spruengli A.G. (Registered)	14	$309
Logitech International S.A. (Registered)*	20,813	290
Lonza Group A.G. (Registered)	5,147	511
Nestle S.A. (Registered)	399,401	15,074
Nobel Biocare Holdings A.G. (Registered)*	13,757	302
Novartis A.G. (Registered)	232,154	9,432
Pargesa Holding S.A.	2,383	149
Roche Holding A.G. (Genusschein)	77,121	10,493
Schindler Holding A.G.	6,050	376
Schindler Holding A.G. (Registered)	961	60
SGS S.A. (Registered)	515	640
Sonova Holding A.G. (Registered)*	5,118	417
STMicroelectronics N.V.	74,944	562
Straumann Holding A.G. (Registered)	697	127
Swatch Group A.G.	3,496	562
Swatch Group A.G. (Registered)	4,910	161
Swiss Life Holding (Registered)*	3,454	300
Swiss Reinsurance (Registered)	37,882	1,253
Swisscom A.G. (Registered)	2,640	811
Syngenta A.G. (Registered)	10,638	2,470
Synthes, Inc.	6,704	649
UBS A.G. (Registered)*	321,908	3,939
Xstrata PLC	210,998	2,327
Zurich Financial Services A.G. (Registered)	16,040	2,839

		70,688

United Kingdom - 18.1%
3i Group PLC	105,766	423
Admiral Group PLC	20,327	292
Amec PLC	38,273	412
Anglo American PLC	144,512	4,217
Antofagasta PLC	43,287	420
Associated British Foods PLC	39,106	491
AstraZeneca PLC	158,909	6,998
Autonomy Corp. PLC*	23,492	557
Aviva PLC	291,738	1,649
BAE Systems PLC	390,451	2,180
Balfour Beatty PLC	54,191	276
Barclays PLC	1,062,502	4,949
Berkeley Group Holdings PLC*	10,745	143
BG Group PLC	368,567	6,193
BHP Billiton PLC	242,265	5,472
BP PLC	2,057,029	16,278
British Airways PLC*	63,317	130
British American Tobacco PLC	219,133	6,054
British Land Co. PLC	95,959	605
British Sky Broadcasting Group PLC	125,067	938
BT Group PLC	856,931	1,435
Bunzl PLC	37,660	312
Burberry Group PLC	47,537	332
Cable & Wireless PLC	280,886	616
Cadbury PLC	150,825	1,288
Cairn Energy PLC*	15,112	584
Capita Group PLC	68,218	804
Carnival PLC	17,952	476
Carphone Warehouse Group PLC	49,180	129
Centrica PLC	565,318	2,077
Cobham PLC	131,287	374
Compass Group PLC	204,457	1,152
Diageo PLC	274,375	3,940
Drax Group PLC	37,563	272
Eurasian Natural Resources Corp.	30,020	325
FirstGroup PLC	55,758	329
Fresnillo PLC	18,880	163
Friends Provident Group PLC	263,459	286
G4S PLC	139,130	478
GlaxoSmithKline PLC	569,512	10,029
Hammerson PLC	76,360	387
Home Retail Group PLC	96,318	413
HSBC Holdings PLC	1,888,587	15,679
ICAP PLC	57,059	425
Imperial Tobacco Group PLC	111,552	2,902
Intercontinental Hotels Group PLC	28,214	290
International Power PLC	166,719	655
Invensys PLC	87,958	324
Investec PLC	41,981	227
Johnson Matthey PLC	23,565	447
Kazakhmys PLC	23,493	245
Kingfisher PLC	265,840	779
Ladbrokes PLC	65,940	201
Land Securities Group PLC	82,988	646
Legal & General Group PLC	643,442	601
Liberty International PLC	48,543	319
Lloyds Banking Group PLC	1,803,766	2,076
London Stock Exchange Group PLC	16,332	189
Lonmin PLC	17,597	341
Man Group PLC	191,160	877
Marks & Spencer Group PLC	173,182	874

EQUITY INDEX FUNDS    11    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
United Kingdom - 18.1% continued
National Grid PLC	268,783	$2,424
Next PLC	21,636	524
Old Mutual PLC	579,229	771
Pearson PLC	88,892	893
Prudential PLC	274,092	1,865
Randgold Resources Ltd.	8,535	549
Reckitt Benckiser Group PLC	66,213	3,018
Reed Elsevier PLC	122,054	910
Rexam PLC	74,026	348
Rio Tinto PLC	96,947	3,375
Rolls-Royce Group PLC*	203,280	1,212
Royal Bank of Scotland Group PLC*	1,871,490	1,190
RSA Insurance Group PLC	365,548	725
SABMiller PLC	100,133	2,039
Sage Group (The) PLC	145,012	426
Sainsbury (J.) PLC	124,061	641
Schroders PLC	14,039	190
Scottish & Southern Energy PLC	101,034	1,897
Segro PLC	623,210	250
Serco Group PLC	54,927	382
Severn Trent PLC	25,897	467
Shire PLC	61,494	848
Smith & Nephew PLC	96,964	719
Smiths Group PLC	43,054	498
Standard Chartered PLC	208,148	3,921
Standard Life PLC	239,073	732
Tesco PLC	863,253	5,032
Thomas Cook Group PLC	47,108	160
Thomson Reuters PLC	18,899	539
Tomkins PLC	96,777	237
TUI Travel PLC	61,362	235
Tullow Oil PLC	88,523	1,370
Unilever PLC	140,886	3,306
United Utilities Group PLC	75,424	618
Vedanta Resources PLC	16,255	346
Vodafone Group PLC	5,760,566	11,135
Whitbread PLC	19,124	257
WM Morrison Supermarkets PLC	230,942	900
Wolseley PLC*	31,777	608
WPP PLC	137,800	917

		169,449

Total Common Stocks

(Cost $1,020,166) (1)		905,186

PREFERRED STOCKS - 0.3%
Germany - 0.3%
Bayerische Motoren Werke A.G.	2,403	58
Fresenius S.E.	9,134	493
Henkel A.G. & Co. KGaA	19,557	611
Porsche Automobil Holding S.E.	10,278	691
RWE A.G.	4,412	294
Volkswagen A.G.	11,871	831

		2,978

Total Preferred Stocks

(Cost $3,013) (1)		2,978

RIGHTS - 0.1%
Fortis*	274,692	—
Givaudan S.A.*	1	—
Golden Agri-Resources Ltd.*	115,627	16
Neptune Orient Lines Ltd.*	39,750	5
Renewable Energy Corp. A/S*	6,258	22
Rio Tinto Ltd.*	16,944	288
Rio Tinto PLC*	53,484	628
Unione di Banche Italiane SCPA*	66,232	5
Zardoya Otis S.A.*	14,360	15

Total Rights

(Cost $ — ) (1)		979

	NUMBER OF WARRANTS
WARRANTS - 0.0%
Dowa Mining Co. Ltd., Exp. 1/29/10, Strike 1.00 Yen (2) *	30,000	6
Unione di Banche Italiane SCPA, Exp. 6/30/11, Strike 12.30 Euro*	69,930	5

Total Warrants

(Cost $ — ) (1)		11

NORTHERN FUNDS QUARTERLY REPORT    12    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND    continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.0%
BNP Paribas, Grand Cayman, Eurodollar Time Deposit,
0.08%, 7/1/09	$6	$6

Total Short-Term Investments

(Cost $6)		6

Total Investments - 97.3%

(Cost $1,023,185)		909,160
Other Assets less Liabilities - 2.7%		25,615

NET ASSETS - 100.0%		$934,775

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Security has been deemed worthless by the Northern Trust Global Investments Valuation Committee.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2009, the International Equity Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (LOSS) (000S)
DJ Euro Stoxx 50 (Euro)	353	$11,875	Long	9/09	$(61)
FTSE 100 Index (British Pound)	80	5,552	Long	9/09	(50)
Hang Seng Index (Hong Kong Dollar)	7	832	Long	7/09	8
SPI 200 (Australian Dollar)	30	2,357	Long	9/09	12
TOPIX Index (Japanese Yen)	38	3,647	Long	9/09	(7)

Total					$(98)

At June 30, 2009, the International Equity Index Fund’s investments were denominated in the following currencies :

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Australian Dollar	7.3%
British Pound	21.0
Euro	32.3
Japanese Yen	24.1
Swiss Franc	7.4
All other currencies less than 5%	7.9

Total	100.0%

At June 30, 2009, the industry sectors (unaudited) for the International Equity Index Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	10.1%
Consumer Staples	10.0
Energy	8.6
Financials	24.6
Health Care	8.3
Industrials	11.4
Information Technology	5.2
Materials	9.4
Telecommunication Services	6.0
Utilities	6.4

Total	100.0%

At June 30, 2009, the International Equity Index Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000S)
British Pound	547	U.S. Dollar	900	7/2/09	$—
Danish Kroner	1,328	U.S. Dollar	250	7/2/09	—
Euro	3,566	U.S. Dollar	5,000	7/2/09	(2)
Hong Kong Dollar	5,425	U.S. Dollar	700	7/2/09	—
Japanese Yen	626,015	U.S. Dollar	6,500	7/2/09	2
Singapore Dollar	652	U.S. Dollar	450	7/2/09	—
Swedish Krona	5,428	U.S. Dollar	700	7/2/09	(4)
Swiss Franc	761	U.S. Dollar	700	7/2/09	—
Australian Dollar	974	U.S. Dollar	780	9/16/09	—
Australian Dollar	1,316	U.S. Dollar	1,030	9/16/09	(24)
Australian Dollar	234	U.S. Dollar	190	9/16/09	3

EQUITY FUNDS    13    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND    continued

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000S)
Euro	1,332	U.S. Dollar	1,870	9/16/09	2
Euro	3,197	U.S. Dollar	4,450	9/16/09	(35)
Euro	2,084	U.S. Dollar	2,910	9/16/09	(14)
Euro	227	U.S. Dollar	320	9/16/09	2
British Pound	1,389	U.S. Dollar	2,280	9/16/09	(5)
British Pound	163	U.S. Dollar	270	9/16/09	1
British Pound	545	U.S. Dollar	890	9/16/09	(7)
British Pound	266	U.S. Dollar	440	9/16/09	3
Hong Kong Dollar	4,864	U.S. Dollar	628	9/16/09	—
Hong Kong Dollar	12,935	U.S. Dollar	1,670	9/16/09	—
Hong Kong Dollar	1,007	U.S. Dollar	130	9/16/09	—
Japanese Yen	207,248	U.S. Dollar	2,120	9/16/09	(33)
Japanese Yen	230,668	U.S. Dollar	2,420	9/16/09	23
Japanese Yen	60,926	U.S. Dollar	630	9/16/09	(3)
Japanese Yen	142,893	U.S. Dollar	1,500	9/16/09	15
Japanese Yen	74,154	U.S. Dollar	760	9/16/09	(11)
U.S. Dollar	1,527	Australian Dollar	1,889	9/16/09	(14)
U.S. Dollar	300	Australian Dollar	380	9/16/09	4
U.S. Dollar	1,090	Australian Dollar	1,360	9/16/09	—
U.S. Dollar	5,260	British Pound	3,204	9/16/09	10
U.S. Dollar	1,226	British Pound	749	9/16/09	5
U.S. Dollar	660	British Pound	400	9/16/09	(2)
U.S. Dollar	13,881	Euro	9,950	9/16/09	75
U.S. Dollar	600	Euro	426	9/16/09	(2)
U.S. Dollar	500	Euro	355	9/16/09	(2)
U.S. Dollar	80	Hong Kong Dollar	620	9/16/09	—
U.S. Dollar	700	Hong Kong Dollar	5,422	9/16/09	—
U.S. Dollar	460	Hong Kong Dollar	3,562	9/16/09	—
U.S. Dollar	520	Hong Kong Dollar	4,028	9/16/09	—
U.S. Dollar	820	Hong Kong Dollar	6,351	9/16/09	—
U.S. Dollar	2,760	Japanese Yen	267,529	9/16/09	20
U.S. Dollar	270	Japanese Yen	25,714	9/16/09	(3)
U.S. Dollar	6,500	Japanese Yen	625,455	9/16/09	(2)
U.S. Dollar	911	Japanese Yen	89,393	9/16/09	18

Total					$20

Federal Tax Information:

At June 30, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,023,232

Gross tax appreciation of investments	$80,852
Gross tax depreciation of investments	(194,924)

Net tax depreciation of investments	$(114,072)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the International Equity Index Fund’s investments, and other financial instruments, which are carried at fair value, as of June 30, 2009:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$—	$89,948	$—	$89,948
Consumer Staples	—	90,609	—	90,609
Energy	—	78,889	—	78,889
Financials	—	223,217	—	223,217
Health Care	—	75,544	—	75,544
Industrials	152	103,762	—	103,914
Information Technology	—	47,374	—	47,374
Materials	—	82,627	—	82,627
Telecommunication Services	—	54,867	—	54,867
Utilities	—	58,197	—	58,197
Preferred Stock
Consumer Discretionary	—	1,579	—	1,579
Consumer Staples	—	611	—	611
Health Care	—	494	—	494
Utilities	—	294	—	294
Rights
Consumer Discretionary	—	—	16	16
Financials	—	5	—	5
Industrials	—	42	—	42
Materials	—	628	288	916
Warrants
Financials	5	—	—	5
Materials	—	—	6	6
Short-Term Investments	—	6	—	6

Total Investments	$157	$908,693	$310	$909,160

Other Financial Instruments*	$(98)	$20	—	$(78)

*	Other financial instruments include futures and forwards, if applicable.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES (000S)
Balance as of 3/31/09	$23
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	287
Net Purchases (Sales)	—
Transfers in and/or out of Level 3	—

Balance as of 6/30/09	$310

The amount of change in total unrealized gain on investments in level 3 securities still held at June 30, 2009 was $1,000.

EQUITY INDEX FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.2%
Advertising - 0.2%
Harte-Hanks, Inc.	12,800	$118
Lamar Advertising Co., Class A*	25,700	393

		511

Aerospace/Defense - 0.6%
Alliant Techsystems, Inc.*	11,189	921
BE Aerospace, Inc.*	34,800	500

		1,421

Agriculture - 0.1%
Universal Corp. of Virginia	8,561	283

Airlines - 0.3%
Airtran Holdings, Inc.*	40,400	250
Alaska Air Group, Inc.*	12,200	223
JetBlue Airways Corp.*	70,850	302

		775

Apparel - 0.6%
Hanesbrands, Inc.*	32,700	491
Timberland (The) Co., Class A*	15,500	206
Under Armour, Inc., Class A*	12,800	286
Warnaco Group (The), Inc.*	15,800	512

		1,495

Auto Manufacturers - 0.1%
Oshkosh Corp.	25,200	366

Auto Parts & Equipment - 0.5%
BorgWarner, Inc.	40,100	1,369

Banks - 3.2%
Associated Banc-Corp	43,982	550
BancorpSouth, Inc.	24,600	505
Bank of Hawaii Corp.	16,700	598
Cathay General Bancorp	17,600	167
City National Corp. of California	14,998	552
Commerce Bancshares, Inc.	22,470	715
Cullen/Frost Bankers, Inc.	20,700	955
FirstMerit Corp.	27,804	472
Fulton Financial Corp.	61,700	322
International Bancshares Corp.	17,400	179
PacWest Bancorp	8,800	116
SVB Financial Group*	11,600	316
Synovus Financial Corp.	94,100	281
TCF Financial Corp.	39,300	526
Trustmark Corp.	16,500	319
Valley National Bancorp	49,550	580
Webster Financial Corp.	18,772	151
Westamerica Bancorporation	9,900	491
Wilmington Trust Corp.	23,500	321

		8,116

Beverages - 0.5%
Hansen Natural Corp.*	24,800	764
PepsiAmericas, Inc.	19,500	523

		1,287

Biotechnology - 1.8%
Bio-Rad Laboratories, Inc., Class A*	6,500	491
Charles River Laboratories International, Inc.*	22,764	768
OSI Pharmaceuticals, Inc.*	20,200	570
United Therapeutics Corp.*	8,100	675
Vertex Pharmaceuticals, Inc.*	59,800	2,131

		4,635

Building Materials - 0.7%
Lennox International, Inc.	15,900	511
Louisiana-Pacific Corp.*	32,700	112
Martin Marietta Materials, Inc.	15,493	1,222

		1,845

Chemicals - 3.4%
Airgas, Inc.	28,300	1,147
Albemarle Corp.	31,300	800
Ashland, Inc.	22,700	637
Cabot Corp.	22,900	288
Cytec Industries, Inc.	16,100	300
FMC Corp.	25,200	1,192
Lubrizol Corp.	23,600	1,116
Minerals Technologies, Inc.	6,300	227
Olin Corp.	26,400	314
RPM International, Inc.	43,800	615
Sensient Technologies Corp.	17,100	386
Terra Industries, Inc.	34,500	836
Valspar Corp.	34,200	770

		8,628

Coal - 0.4%
Arch Coal, Inc.	49,600	762
Patriot Coal Corp.*	22,100	141

		903

Commercial Services - 6.7%
Aaron’s, Inc.	18,700	558
Alliance Data Systems Corp.*	20,000	824

EQUITY INDEX FUNDS    1    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.2% continued
Commercial Services - 6.7% continued
Brink’s Home Security Holdings, Inc.*	14,300	$405
Career Education Corp.*	25,700	640
Corinthian Colleges, Inc.*	30,100	509
Corporate Executive Board (The) Co.	12,100	251
Corrections Corp. of America*	40,100	681
Deluxe Corp.	17,400	223
FTI Consulting, Inc.*	17,500	888
Gartner, Inc.*	20,100	307
Global Payments, Inc.	27,900	1,045
Hewitt Associates, Inc., Class A*	28,600	852
ITT Educational Services, Inc.*	10,900	1,097
Kelly Services, Inc., Class A	8,900	97
Korn/Ferry International*	14,600	155
Lender Processing Services, Inc.	29,100	808
Manpower, Inc.	27,200	1,152
MPS Group, Inc.*	30,800	235
Navigant Consulting, Inc.*	16,700	216
Pharmaceutical Product Development, Inc.	41,000	952
Rent-A-Center, Inc.*	23,100	412
Rollins, Inc.	13,800	239
SAIC, Inc.*	69,500	1,289
SEI Investments Co.	45,800	826
Service Corp. International	87,200	478
Sotheby’s	22,800	322
Strayer Education, Inc.	4,800	1,047
TravelCenters of America LLC - (Fractional Shares) (1) *	80,000	—
United Rentals, Inc.*	20,667	134
Watson Wyatt Worldwide, Inc., Class A	14,900	559

		17,201

Computers - 2.3%
Cadence Design Systems, Inc.*	92,200	544
Diebold, Inc.	22,600	596
DST Systems, Inc.*	14,320	529
Henry (Jack) & Associates, Inc.	28,500	591
Imation Corp.	10,000	76
Mentor Graphics Corp.*	29,900	164
Micros Systems, Inc.*	27,500	696
NCR Corp.*	55,000	651
Palm, Inc.*	47,600	789
SRA International, Inc., Class A*	14,300	251
Synopsys, Inc.*	49,100	958

		5,845

Cosmetics/Personal Care - 0.3%
Alberto-Culver Co.	29,000	738

Distribution/Wholesale - 1.3%
Fossil, Inc.*	15,400	371
Ingram Micro, Inc., Class A*	55,400	969
LKQ Corp.*	48,000	790
Owens & Minor, Inc.	14,100	618
Tech Data Corp.*	17,500	572

		3,320

Diversified Financial Services - 1.9%
Affiliated Managers Group, Inc.*	14,300	832
AmeriCredit Corp.*	45,800	620
Eaton Vance Corp.	40,200	1,075
Jefferies Group, Inc.*	43,500	928
Raymond James Financial, Inc.	34,100	587
Waddell & Reed Financial, Inc., Class A	29,300	773

		4,815

Electric - 3.8%
Alliant Energy Corp.	38,600	1,009
Black Hills Corp.	13,300	306
Cleco Corp.	21,200	475
DPL, Inc.	39,300	910
Great Plains Energy, Inc.	45,348	705
Hawaiian Electric Industries, Inc.	31,800	606
IDACORP, Inc.	15,900	416
MDU Resources Group, Inc.	62,950	1,194
NSTAR	37,300	1,198
NV Energy, Inc.	81,700	881
OGE Energy Corp.	32,300	915
PNM Resources, Inc.	28,285	303
Westar Energy, Inc.	38,100	715

		9,633

Electrical Components & Equipment - 1.2%
AMETEK, Inc.	36,650	1,268
Energizer Holdings, Inc.*	23,800	1,243
Hubbell, Inc., Class B	19,400	622

		3,133

Electronics - 2.8%
Arrow Electronics, Inc.*	40,900	869
Avnet, Inc.*	51,500	1,083
Gentex Corp.	48,000	557
Itron, Inc.*	13,717	755
Mettler-Toledo International, Inc.*	11,700	903

NORTHERN FUNDS QUARTERLY REPORT    2    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND    continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.2% continued
Electronics - 2.8% continued
National Instruments Corp.	19,000	$428
Thomas & Betts Corp.*	18,600	537
Trimble Navigation Ltd.*	40,900	803
Varian, Inc.*	10,200	402
Vishay Intertechnology, Inc.*	65,200	443
Woodward Governor Co.	18,700	370

		7,150

Engineering & Construction - 1.9%
Aecom Technology Corp.*	31,200	998
Dycom Industries, Inc.*	14,000	155
Granite Construction, Inc.	11,200	373
KBR, Inc.	55,600	1,025
Shaw Group (The), Inc.*	29,000	795
URS Corp.*	28,800	1,426

		4,772

Entertainment - 0.5%
DreamWorks Animation SKG, Inc., Class A*	25,700	709
International Speedway Corp., Class A	9,300	238
Scientific Games Corp., Class A*	21,800	344

		1,291

Environmental Control - 0.5%
Clean Harbors, Inc.*	6,900	372
Mine Safety Appliances Co.	9,800	236
Waste Connections, Inc.*	27,700	718

		1,326

Food - 1.5%
Corn Products International, Inc.	26,000	697
Flowers Foods, Inc.	27,300	596
Lancaster Colony Corp.	6,700	295
Ralcorp Holdings, Inc.*	19,700	1,200
Ruddick Corp.	13,300	312
Smithfield Foods, Inc.*	41,300	577
Tootsie Roll Industries, Inc.	8,386	190

		3,867

Forest Products & Paper - 0.4%
Rayonier, Inc.	27,050	983

Gas - 2.2%
AGL Resources, Inc.	26,200	833
Energen Corp.	24,300	969
National Fuel Gas Co.	27,100	978
Southern Union Co.	42,300	778
UGI Corp.	37,300	951
Vectren Corp.	27,500	644
WGL Holdings, Inc.	17,700	567

		5,720

Hand/Machine Tools - 0.4%
Kennametal, Inc.	25,500	489
Lincoln Electric Holdings, Inc.	14,800	534

		1,023

Healthcare - Products - 4.6%
Affymetrix, Inc.*	23,300	138
Beckman Coulter, Inc.	21,912	1,252
Edwards Lifesciences Corp.*	19,400	1,320
Gen-Probe, Inc.*	18,200	782
Henry Schein, Inc.*	31,100	1,491
Hill-Rom Holdings, Inc.	20,600	334
Hologic, Inc.*	88,512	1,259
IDEXX Laboratories, Inc.*	20,300	938
Immucor, Inc.*	24,600	338
Kinetic Concepts, Inc.*	18,600	507
Masimo Corp.*	16,000	386
ResMed, Inc.*	26,000	1,059
STERIS Corp.	20,500	535
Techne Corp.	12,800	817
Thoratec Corp.*	19,700	528

		11,684

Healthcare - Services - 2.2%
Community Health Systems, Inc.*	31,800	803
Covance, Inc.*	21,700	1,067
Health Management Associates, Inc., Class A*	85,500	422
Health Net, Inc.*	36,200	563
Kindred Healthcare, Inc.*	10,700	132
LifePoint Hospitals, Inc.*	18,200	478
Lincare Holdings, Inc.*	24,100	567
Psychiatric Solutions, Inc.*	19,600	446
Universal Health Services, Inc., Class B	16,889	825
WellCare Health Plans, Inc.*	14,800	274

		5,577

Home Builders - 1.0%
MDC Holdings, Inc.	12,500	377
NVR, Inc.*	2,025	1,017
Ryland Group, Inc.	14,600	245
Thor Industries, Inc.	11,700	215

EQUITY INDEX FUNDS    3    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.2% continued
Home Builders - 1.0% continued
Toll Brothers, Inc.*	45,100	$765

		2,619

Household Products/Wares - 1.0%
American Greetings Corp., Class A	15,000	175
Blyth, Inc.	2,075	68
Church & Dwight, Inc.	24,400	1,325
Scotts Miracle-Gro (The) Co., Class A	15,400	540
Tupperware Brands Corp.	21,200	552

		2,660

Insurance - 4.5%
American Financial Group, Inc.	25,600	552
Brown & Brown, Inc.	39,300	783
Everest Re Group Ltd.	21,300	1,524
Fidelity National Financial, Inc., Class A	80,977	1,096
First American Corp.	32,421	840
Gallagher (Arthur J.) & Co.	34,200	730
Hanover Insurance Group (The), Inc.	17,928	683
HCC Insurance Holdings, Inc.	38,400	922
Horace Mann Educators Corp.	14,000	140
Mercury General Corp.	11,800	394
Old Republic International Corp.	81,800	806
Protective Life Corp.	29,200	334
Reinsurance Group of America, Inc.	24,900	869
StanCorp Financial Group, Inc.	17,141	492
Unitrin, Inc.	16,200	195
W.R. Berkley Corp.	47,675	1,024

		11,384

Internet - 2.0%
Avocent Corp.*	16,200	226
Digital River, Inc.*	12,912	469
Equinix, Inc.*	13,000	946
F5 Networks, Inc.*	27,100	937
NetFlix, Inc.*	14,100	583
Priceline.com, Inc.*	14,200	1,584
ValueClick, Inc.*	30,300	319

		5,064

Investment Companies - 0.1%
Apollo Investment Corp.	48,400	290

Iron/Steel - 1.3%
Carpenter Technology Corp.	15,000	312
Cliffs Natural Resources, Inc.	45,000	1,101
Reliance Steel & Aluminum Co.	22,000	845
Steel Dynamics, Inc.	64,500	950

		3,208

Leisure Time - 0.3%
Callaway Golf Co.	23,100	117
Life Time Fitness, Inc.*	11,900	238
WMS Industries, Inc.*	16,800	530

		885

Lodging - 0.1%
Boyd Gaming Corp.*	18,800	160

Machinery - Construction & Mining - 1.0%
Bucyrus International, Inc.	26,000	743
Joy Global, Inc.	35,450	1,266
Terex Corp.*	36,900	445

		2,454

Machinery - Diversified - 1.9%
AGCO Corp.*	31,700	922
Graco, Inc.	20,800	458
IDEX Corp.	27,400	673
Nordson Corp.	11,100	429
Roper Industries, Inc.	31,100	1,409
Wabtec Corp.	16,600	534
Zebra Technologies Corp., Class A*	20,600	487

		4,912

Media - 0.5%
FactSet Research Systems, Inc.	14,600	728
Scholastic Corp.	8,800	174
Wiley (John) & Sons, Inc., Class A	14,500	482

		1,384

Metal Fabrication/Hardware - 0.7%
Commercial Metals Co.	39,100	627
Timken (The) Co.	29,000	495
Valmont Industries, Inc.	6,000	433
Worthington Industries, Inc.	21,200	271

		1,826

Miscellaneous Manufacturing - 2.7%
Aptargroup, Inc.	23,100	780
Brink’s (The) Co.	14,200	412
Carlisle Cos., Inc.	21,400	514
Crane Co.	15,700	350
Donaldson Co., Inc.	26,400	915
Federal Signal Corp.	15,400	118

NORTHERN FUNDS QUARTERLY REPORT    4    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND    continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.2% continued
Miscellaneous Manufacturing - 2.7% continued
Harsco Corp.	27,500	$778
Matthews International Corp., Class A	10,600	330
Pentair, Inc.	33,700	863
SPX Corp.	16,900	828
Teleflex, Inc.	13,800	619
Trinity Industries, Inc.	27,750	378

		6,885

Office Furnishings - 0.2%
Herman Miller, Inc.	18,300	280
HNI Corp.	15,600	282

		562

Oil & Gas - 4.1%
Bill Barrett Corp.*	12,600	346
Cimarex Energy Co.	29,000	822
Comstock Resources, Inc.*	16,200	535
Encore Acquisition Co.*	17,700	546
Forest Oil Corp.*	38,100	568
Frontier Oil Corp.	36,200	475
Helmerich & Payne, Inc.	36,200	1,118
Mariner Energy, Inc.*	35,000	411
Newfield Exploration Co.*	45,800	1,496
Patterson-UTI Energy, Inc.	53,300	685
Plains Exploration & Production Co.*	42,027	1,150
Pride International, Inc.*	59,600	1,494
Quicksilver Resources, Inc.*	39,500	367
Unit Corp.*	16,500	455

		10,468

Oil & Gas Services - 0.8%
Exterran Holdings, Inc.*	21,600	347
Helix Energy Solutions Group, Inc.*	33,300	362
Oceaneering International, Inc.*	18,700	845
Superior Energy Services, Inc.*	26,400	456

		2,010

Packaging & Containers - 0.9%
Greif, Inc., Class A	11,700	517
Packaging Corp. of America	35,400	574
Sonoco Products Co.	34,100	817
Temple-Inland, Inc.	37,000	485

		2,393

Pharmaceuticals - 2.1%
Endo Pharmaceuticals Holdings, Inc.*	40,700	729
Medicis Pharmaceutical Corp., Class A	19,300	315
NBTY, Inc.*	18,700	526
Omnicare, Inc.	35,700	920
Perrigo Co.	27,000	750
Sepracor, Inc.*	38,000	658
Valeant Pharmaceuticals International*	28,600	736
VCA Antech, Inc.*	29,000	774

		5,408

Pipelines - 0.4%
Oneok, Inc.	36,100	1,065

Real Estate - 0.2%
Jones Lang LaSalle, Inc.	14,200	465

Real Estate Investment Trusts - 5.4%
Alexandria Real Estate Equities, Inc.	13,700	490
AMB Property Corp.	50,000	941
BRE Properties, Inc.	17,400	413
Camden Property Trust	22,400	618
Corporate Office Properties Trust SBI of Maryland	19,696	578
Cousins Properties, Inc.	15,426	131
Duke Realty Corp.	77,800	682
Equity One, Inc.	11,446	152
Essex Property Trust, Inc.	9,400	585
Federal Realty Investment Trust	20,200	1,041
Highwoods Properties, Inc.	24,400	546
Hospitality Properties Trust	38,438	457
Liberty Property Trust	36,300	836
Macerich (The) Co.	27,427	483
Mack-Cali Realty Corp.	26,700	609
Nationwide Health Properties, Inc.	35,100	903
Omega Healthcare Investors, Inc.	28,900	449
Potlatch Corp.	14,038	341
Realty Income Corp.	36,400	798
Regency Centers Corp.	27,366	955
SL Green Realty Corp.	26,700	613
UDR, Inc.	51,952	537
Weingarten Realty Investors	36,818	534

		13,692

Retail - 7.5%
99 Cents Only Stores*	15,700	213
Advance Auto Parts, Inc.	32,550	1,351
Aeropostale, Inc.*	22,900	785
American Eagle Outfitters, Inc.	70,800	1,003
AnnTaylor Stores Corp.*	20,900	167

EQUITY INDEX FUNDS    5    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.2% continued
Retail - 7.5% continued
Barnes & Noble, Inc.	13,100	$270
BJ’s Wholesale Club, Inc.*	19,100	616
Bob Evans Farms, Inc.	10,800	310
Brinker International, Inc.	35,500	605
Carmax, Inc.*	75,700	1,113
Cheesecake Factory (The), Inc.*	20,900	362
Chico’s FAS, Inc.*	61,600	599
Chipotle Mexican Grill, Inc., Class A*	11,000	880
Coldwater Creek, Inc.*	17,996	109
Collective Brands, Inc.*	21,700	316
Copart, Inc.*	21,600	749
Dick’s Sporting Goods, Inc.*	28,800	495
Dollar Tree, Inc.*	31,000	1,305
Foot Locker, Inc.	54,000	565
Guess?, Inc.	20,300	523
J. Crew Group, Inc.*	17,600	476
MSC Industrial Direct Co., Class A	15,300	543
Panera Bread Co., Class A*	10,800	538
PetSmart, Inc.	43,900	942
Phillips-Van Heusen Corp.	18,000	516
Regis Corp.	14,300	249
Ross Stores, Inc.	43,700	1,687
Saks, Inc.*	48,300	214
Urban Outfitters, Inc.*	39,100	816
Wendy’s/Arby’s Group, Inc., Class A	143,000	572
Williams-Sonoma, Inc.	29,400	349

		19,238

Savings & Loans - 1.1%
Astoria Financial Corp.	28,000	240
First Niagara Financial Group, Inc.	50,982	582
New York Community Bancorp, Inc.	119,808	1,281
NewAlliance Bancshares, Inc.	36,200	417
Washington Federal, Inc.	31,000	403

		2,923

Semiconductors - 2.2%
Atmel Corp.*	156,500	584
Cree, Inc.*	30,400	893
Fairchild Semiconductor International, Inc.*	42,200	295
Integrated Device Technology, Inc.*	56,230	340
International Rectifier Corp.*	25,400	376
Intersil Corp., Class A	42,600	535
Lam Research Corp.*	43,600	1,134
Macrovision Solutions Corp.*	27,700	604
Semtech Corp.*	20,800	331
Silicon Laboratories, Inc.*	15,700	596

		5,688

Software - 2.6%
ACI Worldwide, Inc.*	11,000	154
Acxiom Corp.	23,075	204
Advent Software, Inc.*	5,071	166
ANSYS, Inc.*	30,200	941
Broadridge Financial Solutions, Inc.	48,100	798
Cerner Corp.*	23,400	1,458
Fair Isaac Corp.	16,100	249
Mantech International Corp., Class A*	7,400	318
Metavante Technologies, Inc.*	30,800	796
Parametric Technology Corp.*	40,400	472
Sybase, Inc.*	28,713	900
Wind River Systems, Inc.*	23,900	274

		6,730

Telecommunications - 2.1%
3Com Corp.*	132,500	624
ADC Telecommunications, Inc.*	32,900	262
Adtran, Inc.	18,700	401
Cincinnati Bell, Inc.*	75,600	215
CommScope, Inc.*	28,387	745
NeuStar, Inc., Class A*	25,300	561
Plantronics, Inc.	16,000	303
Polycom, Inc.*	29,200	592
RF Micro Devices, Inc.*	92,000	346
Syniverse Holdings, Inc.*	16,900	271
Telephone & Data Systems, Inc.	34,600	979

		5,299

Textiles - 0.3%
Mohawk Industries, Inc.*	19,500	696

Toys, Games & Hobbies - 0.2%
Marvel Entertainment, Inc.*	16,600	591

Transportation - 1.6%
Alexander & Baldwin, Inc.	13,700	321
Con-way, Inc.	16,091	568
Hunt (J.B.) Transport Services, Inc.	28,100	858
Kansas City Southern*	31,900	514
Landstar System, Inc.	17,500	629
Overseas Shipholding Group, Inc.	8,078	275
Tidewater, Inc.	18,000	772

NORTHERN FUNDS QUARTERLY REPORT    6    EQUITY INDEX FUNDS

JUNE 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.2% continued
Transportation - 1.6% continued
Werner Enterprises, Inc.	15,200	$275

		4,212

Trucking & Leasing - 0.2%
GATX Corp.	16,559	426

Water - 0.3%
Aqua America, Inc.	47,366	848

Total Common Stocks

(Cost $311,598)		246,157

	NUMBER OF WARRANTS
WARRANTS - 0.0%
Krispy Kreme Doughnuts, Inc., Exp. 3/2/12, Strike $12.21*	16	$—

Total Warrants

(Cost $ — )		—

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INVESTMENTS - 2.9%
BNP Paribas, Grand Cayman, Eurodollar Time Deposit,
0.08%, 7/1/09	$5,951	$5,951
U.S. Treasury Bill,
0.36%, 11/19/09(2)	1,460	1,458

Total Short-Term Investments

(Cost $7,409)		7,409

Total Investments - 99.1%

(Cost $319,007)		253,566
Other Assets less Liabilities - 0.9%		2,348

NET ASSETS - 100.0%		$255,914

(1)	Security has been deemed worthless by the NTGI Valuation Committee.
(2)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2009, the Mid Cap Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (000S)
S&P Midcap
400 E-Mini	169	$9,746	Long	9/09	$(80)

Federal Tax Information:

At June 30, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$319,007

Gross tax appreciation of investments	$12,249
Gross tax depreciation of investments	(77,690)

Net tax depreciation of investments	$(65,441)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Mid Cap Index Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2009:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$246,157	(1)	$—	$—	$246,157
Short-Term Investments	—		7,409	—	7,409

Total Investments	$246,157		$7,409	$—	$253,566

Other Financial Instruments*	$(80)		$—	$—	$(80)

(1)	Classifications as defined in the Schedule of Investments.
*	Other financial instruments include futures and forwards, if applicable.

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND	JUNE 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%
Advertising - 0.1%
APAC Customer Services, Inc.*	7,742	$40
Harte-Hanks, Inc.	8,500	79
inVentiv Health, Inc.*	9,163	124
Marchex, Inc., Class B	5,500	18

		261

Aerospace/Defense - 1.3%
AAR Corp.*	9,471	152
Aerovironment, Inc.*	3,756	116
Argon ST, Inc.*	4,003	82
Astronics Corp.*	3,045	32
Cubic Corp.	4,200	150
Curtiss-Wright Corp.	11,200	333
Ducommun, Inc.	3,000	56
Esterline Technologies Corp.*	7,117	193
GenCorp, Inc.*	16,323	31
HEICO Corp.	6,142	223
Herley Industries, Inc.*	4,365	48
Kaman Corp.	7,051	118
LMI Aerospace, Inc.*	2,838	29
Moog, Inc., Class A*	10,364	267
National Presto Industries, Inc.	1,376	105
Orbital Sciences Corp.*	13,500	205
Teledyne Technologies, Inc.*	8,800	288
Triumph Group, Inc.	3,960	158

		2,586

Agriculture - 0.4%
AgFeed Industries, Inc.*	7,000	41
Alico, Inc.	900	27
Alliance One International, Inc.*	24,734	94
Andersons (The), Inc.	5,000	150
Cadiz, Inc.*	4,154	40
Griffin Land & Nurseries, Inc.	600	19
Star Scientific, Inc.*	19,200	17
Tejon Ranch Co.*	2,600	69
Universal Corp. of Virginia	6,200	205
Vector Group Ltd.	8,460	121

		783

Airlines - 0.6%
Airtran Holdings, Inc.*	29,354	182
Alaska Air Group, Inc.*	9,831	179
Allegiant Travel Co.*	3,628	144
Hawaiian Holdings, Inc.*	14,614	88
JetBlue Airways Corp.*	56,403	241
Republic Airways Holdings, Inc.*	10,158	66
Skywest, Inc.	14,400	147
UAL Corp.*	34,400	110
US Airways Group, Inc.*	29,300	71

		1,228

Apparel - 1.5%
American Apparel, Inc.*	10,200	37
Carter’s, Inc.*	13,909	342
Cherokee, Inc.	1,800	36
Columbia Sportswear Co.	3,300	102
CROCS, Inc.*	22,900	78
Deckers Outdoor Corp.*	3,218	226
G-III Apparel Group Ltd.*	3,875	45
Iconix Brand Group, Inc.*	14,500	223
Jones Apparel Group, Inc.	21,042	226
K-Swiss, Inc., Class A	7,812	67
Maidenform Brands, Inc.*	5,648	65
Oxford Industries, Inc.	4,300	50
Perry Ellis International, Inc.*	3,200	23
Quiksilver, Inc.*	33,000	61
Skechers U.S.A., Inc., Class A*	7,600	74
Steven Madden Ltd.*	4,410	112
Timberland (The) Co., Class A*	10,900	145
True Religion Apparel, Inc.*	6,112	136
Under Armour, Inc., Class A*	8,009	179
Unifi, Inc.*	10,000	14
Volcom, Inc.*	5,094	64
Warnaco Group (The), Inc.*	11,366	368
Weyco Group, Inc.	1,700	39
Wolverine World Wide, Inc.	11,961	264

		2,976

Auto Manufacturers - 0.1%
Force Protection, Inc.*	18,586	164

Auto Parts & Equipment - 0.6%
American Axle & Manufacturing Holdings, Inc.	12,825	44
Amerigon, Inc.*	6,687	41
ArvinMeritor, Inc.	18,846	83
ATC Technology Corp.*	5,693	83
Cooper Tire & Rubber Co.	14,500	144
Dana Holding Corp.*	29,974	38
Dorman Products, Inc.*	2,276	31
Exide Technologies*	15,999	60

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND    continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1% continued
Auto Parts & Equipment - 0.6% continued
Fuel Systems Solutions, Inc.*	3,499	$71
Lear Corp.*	16,000	8
Modine Manufacturing Co.	7,600	36
Spartan Motors, Inc.	8,839	100
Standard Motor Products, Inc.	2,920	24
Superior Industries International, Inc.	6,106	86
Tenneco, Inc.*	12,036	128
Titan International, Inc.	8,000	60
Wonder Auto Technology, Inc.*	4,395	44

		1,081

Banks - 6.0%
1st Source Corp.	3,408	59
Alliance Financial Corp. of New York	609	17
American National Bankshares, Inc. of Virginia	826	16
Ameris Bancorp	3,120	20
Ames National Corp.	1,500	37
Arrow Financial Corp.	1,800	49
Bancfirst Corp.	2,037	70
Banco Latinoamericano de Exportaciones S.A., Class E	7,916	98
Bank Mutual Corp.	13,377	117
Bank of Marin Bancorp of California	833	22
Bank of the Ozarks, Inc.	3,936	85
Banner Corp.	5,342	20
Boston Private Financial Holdings, Inc.	19,231	86
Bridge Bancorp, Inc.	1,035	28
Bryn Mawr Bank Corp.	1,200	23
Camden National Corp.	2,302	78
Capital City Bank Group, Inc.	2,808	47
Cardinal Financial Corp.	8,546	67
Cass Information Systems, Inc.	1,775	58
Cathay General Bancorp	13,596	129
Center Bancorp, Inc.	1,377	11
Centerstate Banks , Inc.	1,400	10
Central Pacific Financial Corp.	8,965	34
Chemical Financial Corp.	6,122	122
Citizens & Northern Corp.	1,900	39
Citizens Holding Co.	1,000	31
Citizens Republic Bancorp, Inc.*	29,823	21
City Holding Co.	4,560	138
CNB Financial Corp. of Pennsylvania	1,406	20
CoBiz Financial, Inc.	4,650	30
Colonial BancGroup (The), Inc.	53,800	33
Columbia Banking System, Inc.	5,651	58
Community Bank System, Inc.	9,311	136
Community Trust Bancorp, Inc.	4,373	117
CVB Financial Corp.	18,875	113
East-West Bancorp, Inc.	16,700	108
Enterprise Financial Services Corp.	2,400	22
Farmers Capital Bank Corp.	1,200	30
Financial Institutions, Inc.	2,200	30
First Bancorp of North Carolina	4,533	71
First Bancorp of Puerto Rico	18,520	73
First Bancorp, Inc.	1,600	31
First Busey Corp.	5,816	43
First Commonwealth Financial Corp.	23,667	150
First Community Bancshares, Inc. of Virginia	3,184	41
First Financial Bancorp	10,839	82
First Financial Bankshares, Inc.	5,634	284
First Financial Corp. of Indiana	3,401	107
First Merchants Corp.	6,484	52
First Midwest Bancorp, Inc.	13,903	102
First of Long Island (The) Corp.	865	20
First South Bancorp, Inc. of North Carolina	1,900	22
FirstMerit Corp.	20,849	354
FNB Corp. of Pennsylvania	21,068	130
German American Bancorp, Inc.	1,895	27
Glacier Bancorp, Inc.	16,482	243
Great Southern Bancorp, Inc.	3,040	62
Guaranty Bancorp*	13,000	25
Hampton Roads Bankshares, Inc.	3,255	27
Hancock Holding Co.	6,624	215
Harleysville National Corp.	9,770	46
Heartland Financial USA, Inc.	3,000	43
Home Bancshares, Inc.	4,254	81
IBERIABANK Corp.	4,455	176
Independent Bank Corp. of Massachusetts	5,948	117
International Bancshares Corp.	13,360	138
Lakeland Bancorp, Inc.	4,641	42
Lakeland Financial Corp.	2,800	53
MainSource Financial Group, Inc.	4,570	34
MB Financial, Inc.	9,953	101
Merchants Bancshares, Inc.	621	14
Metro Bancorp, Inc.*	800	15
Nara Bancorp, Inc.	7,534	39
National Bankshares, Inc.	1,229	30
National Penn Bancshares, Inc.	22,600	104

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1% continued
Banks - 6.0% continued
NBT Bancorp, Inc.	9,204	$200
Northrim BanCorp, Inc.	926	13
Ohio Valley Banc Corp.	578	17
Old National Bancorp of Indiana	17,095	168
Old Second Bancorp, Inc.	3,138	19
Oriental Financial Group, Inc.	6,647	65
Orrstown Financial Services, Inc.	900	34
Pacific Capital Bancorp	14,880	32
Pacific Continental Corp.	2,000	24
PacWest Bancorp	7,502	99
Park National Corp.	3,044	172
Peapack Gladstone Financial Corp.	1,700	33
Penns Woods Bancorp, Inc.	543	16
Peoples Bancorp, Inc. of Ohio	2,460	42
Pinnacle Financial Partners, Inc.*	6,824	91
Premierwest Bancorp	3,255	11
PrivateBancorp, Inc.	9,353	208
Prosperity Bancshares, Inc.	12,296	367
Renasant Corp.	6,151	92
Republic Bancorp, Inc. of Kentucky, Class A	2,853	64
S & T Bancorp, Inc.	6,700	81
Sandy Spring Bancorp, Inc.	3,900	57
Santander BanCorp*	1,079	8
SCBT Financial Corp.	3,767	89
Shore Bancshares, Inc.	1,600	29
Sierra Bancorp	1,600	20
Signature Bank of New York*	9,556	259
Simmons First National Corp., Class A	4,097	109
Smithtown Bancorp, Inc.	4,525	58
South Financial Group (The), Inc.	24,700	29
Southside Bancshares, Inc.	3,923	90
Southwest Bancorp, Inc. of Oklahoma	4,785	47
State Bancorp, Inc.	2,700	20
StellarOne Corp.	4,900	63
Sterling Bancorp of New York	5,863	49
Sterling Bancshares, Inc. of Texas	22,678	144
Sterling Financial Corp. of Washington	14,782	43
Suffolk Bancorp	2,962	76
Sun Bancorp, Inc. of New Jersey*	3,803	20
Susquehanna Bancshares, Inc.	21,752	106
SVB Financial Group*	8,030	219
SY Bancorp, Inc.	3,482	84
Texas Capital Bancshares, Inc.*	9,829	152
Tompkins Financial Corp.	2,401	115
Tower Bancorp, Inc.	510	18
TowneBank	6,091	85
Trico Bancshares	4,217	65
Trustco Bank Corp. of New York	21,649	128
Trustmark Corp.	15,361	297
UCBH Holdings, Inc.	33,000	42
UMB Financial Corp.	7,912	301
Umpqua Holdings Corp.	16,703	130
Union Bankshares Corp. of Virginia	3,100	46
United Bankshares, Inc.	9,800	192
United Community Banks, Inc. of Georgia*	11,562	70
United Security Bancshares, Inc.	971	21
Univest Corp. of Pennsylvania	3,050	62
Washington Trust Bancorp, Inc.	2,800	50
Webster Financial Corp.	12,580	101
WesBanco, Inc.	6,639	97
West Bancorporation	3,700	19
Westamerica Bancorporation	7,400	367
Western Alliance Bancorp*	11,200	77
Wilshire Bancorp, Inc.	6,254	36
Wintrust Financial Corp.	6,730	108
Yadkin Valley Financial Corp.	2,800	19

		11,488

Beverages - 0.2%
Boston Beer Co., Inc., Class A*	2,604	77
Coca-Cola Bottling Co. Consolidated	1,291	71
Diedrich Coffee, Inc.*	1,111	27
Farmer Bros. Co.	1,600	37
Heckmann Corp.*	18,124	68
National Beverage Corp.*	2,760	29
Peet’s Coffee & Tea, Inc.*	3,300	83

		392

Biotechnology - 2.8%
Acorda Therapeutics, Inc.*	9,409	265
Affymax, Inc.*	3,046	56
Alnylam Pharmaceuticals, Inc.*	8,700	194
AMAG Pharmaceuticals, Inc.*	4,178	228
American Oriental Bioengineering, Inc.*	14,600	77
Arena Pharmaceuticals, Inc.*	21,739	108
Ariad Pharmaceuticals, Inc.*	25,952	41
Arqule, Inc.*	11,026	68
ARYx Therapeutics, Inc.*	4,049	17
Biocryst Pharmaceuticals, Inc.*	6,753	27

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND    continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1% continued
Biotechnology - 2.8% continued
Cambrex Corp.*	9,057	$37
Celera Corp.*	20,600	157
Cell Therapeutics, Inc.*	113,649	195
Celldex Therapeutics, Inc.*	3,700	29
Chelsea Therapeutics International, Inc.*	4,850	20
China-Biotics, Inc.*	1,900	20
Clinical Data, Inc.*	2,100	23
Cougar Biotechnology, Inc.*	3,900	168
Cubist Pharmaceuticals, Inc.*	14,047	257
Curis, Inc.*	12,942	21
Cytokinetics, Inc.*	8,855	25
Discovery Laboratories, Inc.*	36,814	38
Emergent Biosolutions, Inc.*	4,789	69
Enzo Biochem, Inc.*	7,307	32
Enzon Pharmaceuticals, Inc.*	12,730	100
Exelixis, Inc.*	25,900	126
Facet Biotech Corp.*	7,136	66
Geron Corp.*	22,100	170
GTX, Inc.*	5,665	52
Halozyme Therapeutics, Inc.*	14,910	104
Harvard Bioscience, Inc.*	8,760	35
Human Genome Sciences, Inc.*	34,733	99
Idera Pharmaceuticals, Inc.*	4,900	29
Immunogen, Inc.*	14,020	121
Immunomedics, Inc.*	18,700	48
Incyte Corp.*	21,000	69
Insmed, Inc.*	34,767	35
InterMune, Inc.*	10,364	158
Lexicon Pharmaceuticals, Inc.*	16,000	20
Ligand Pharmaceuticals, Inc., Class B*	26,275	75
Martek Biosciences Corp.	7,927	168
Maxygen, Inc.*	7,596	51
Medicines (The) Co.*	14,272	120
Micromet, Inc.*	12,635	63
Molecular Insight Pharmaceuticals, Inc.*	5,180	27
Momenta Pharmaceuticals, Inc.*	9,709	117
Novavax, Inc.*	17,700	58
NPS Pharmaceuticals, Inc.*	13,763	64
OncoGenex Pharmaceutical, Inc.*	1,276	28
PDL BioPharma, Inc.	30,900	244
Protalix BioTherapeutics, Inc.*	7,210	33
Regeneron Pharmaceuticals, Inc.*	15,800	283
Repligen Corp.*	9,576	53
RTI Biologics, Inc.*	12,700	55
Sangamo BioSciences, Inc.*	12,111	60
Seattle Genetics, Inc.*	17,133	167
Sequenom, Inc.*	16,676	65
StemCells, Inc.*	30,714	52
SuperGen, Inc.*	11,017	22
Vical, Inc.*	11,500	31
Zymogenetics, Inc.*	10,300	47

		5,287

Building Materials - 0.8%
AAON, Inc.	3,809	76
Apogee Enterprises, Inc.	7,900	97
Broadwind Energy, Inc.*	7,142	81
Builders FirstSource, Inc.*	4,200	17
Comfort Systems USA, Inc.	10,823	111
Drew Industries, Inc.*	4,700	57
Gibraltar Industries, Inc.	7,450	51
Interline Brands, Inc.*	8,760	120
Louisiana-Pacific Corp.*	26,800	92
LSI Industries, Inc.	4,312	23
NCI Building Systems, Inc.*	6,100	16
Quanex Building Products Corp.	8,500	95
Simpson Manufacturing Co., Inc.	9,600	208
Texas Industries, Inc.	5,700	179
Trex Co., Inc.*	4,400	59
U.S. Concrete, Inc.*	9,200	18
Universal Forest Products, Inc.	4,585	152

		1,452

Chemicals - 1.7%
Aceto Corp.	7,713	51
American Vanguard Corp.	5,000	57
Arch Chemicals, Inc.	5,917	146
Balchem Corp.	5,192	127
Ferro Corp.	12,450	34
Fuller (H.B.) Co.	11,715	220
Grace (W.R.) & Co.*	18,100	224
Hawkins, Inc.	2,780	63
ICO, Inc.*	5,900	16
Innophos Holdings, Inc.	4,925	83
Innospec, Inc.	5,500	59
Landec Corp.*	6,800	46
Minerals Technologies, Inc.	4,400	159
NewMarket Corp.	2,564	173
Olin Corp.	18,917	225

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1% continued
Chemicals - 1.7% continued
OM Group, Inc.*	7,388	$214
Omnova Solutions, Inc.*	13,254	43
PolyOne Corp.*	21,600	59
Quaker Chemical Corp.	3,300	44
Rockwood Holdings, Inc.*	11,952	175
Schulman (A.), Inc.	6,910	104
Sensient Technologies Corp.	11,799	266
ShengdaTech, Inc.*	6,900	26
Solutia, Inc.*	24,500	141
Spartech Corp.	8,676	80
Stepan Co.	2,117	93
Symyx Technologies, Inc.*	9,898	58
Westlake Chemical Corp.	4,500	92
Zep, Inc.	5,650	68
Zoltek Cos., Inc.*	7,956	77

		3,223

Coal - 0.1%
International Coal Group, Inc.*	23,128	66
James River Coal Co.*	6,500	98
Patriot Coal Corp.*	15,314	98
Westmoreland Coal Co.*	1,900	16

		278

Commercial Services - 6.3%
ABM Industries, Inc.	11,048	200
Administaff, Inc.	5,600	130
Advance America Cash Advance Centers, Inc.	11,010	49
Advisory Board (The) Co.*	4,300	110
Albany Molecular Research, Inc.*	5,500	46
American Caresource Holdings, Inc.*	4,785	18
American Public Education, Inc.*	4,931	195
AMN Healthcare Services, Inc.*	9,702	62
Arbitron, Inc.	6,900	110
Asset Acceptance Capital Corp.*	3,600	28
Avis Budget Group, Inc.*	24,929	141
Bankrate, Inc.*	3,200	81
Bridgepoint Education, Inc.*	4,148	70
Capella Education Co.*	3,937	236
Cardtronics, Inc.*	3,800	14
CBIZ, Inc.*	12,821	91
CDI Corp.	2,800	31
Cenveo, Inc.*	11,070	47
Chemed Corp.	5,426	214
ChinaCast Education Corp.*	7,500	53
Coinstar, Inc.*	7,723	206
Consolidated Graphics, Inc.*	2,900	51
Corinthian Colleges, Inc.*	20,390	345
Cornell Cos., Inc.*	3,200	52
Corporate Executive Board Co.	9,285	193
Corvel Corp.*	1,825	42
CoStar Group, Inc.*	5,394	215
CPI Corp.	1,609	27
CRA International, Inc.*	3,153	88
Cross Country Healthcare, Inc.*	7,300	50
Deluxe Corp.	12,271	157
Diamond Management & Technology Consultants, Inc.	3,998	17
Dollar Financial Corp.*	6,400	88
Dollar Thrifty Automotive Group, Inc.*	6,000	84
DynCorp International, Inc., Class A*	6,600	111
Electro Rent Corp.	5,074	48
Emergency Medical Services Corp., Class A*	2,832	104
Euronet Worldwide, Inc.*	12,856	249
ExlService Holdings, Inc.*	3,256	36
First Advantage Corp., Class A*	2,000	30
Forrester Research, Inc.*	4,416	108
Gartner, Inc.*	14,402	220
Geo Group (The), Inc.*	12,434	231
Global Cash Access Holdings, Inc.*	10,200	81
Grand Canyon Education, Inc.*	4,581	77
Great Lakes Dredge & Dock Corp.	9,000	43
H&E Equipment Services, Inc.*	7,916	74
Hackett Group (The), Inc.*	9,300	22
Healthcare Services Group, Inc.	11,729	210
Heartland Payment Systems, Inc.	10,459	100
Heidrick & Struggles International, Inc.	4,867	89
Hill International, Inc.*	5,600	24
HMS Holdings Corp.*	6,908	281
Huron Consulting Group, Inc.*	5,630	260
ICF International, Inc.*	2,643	73
ICT Group, Inc.*	1,800	16
Jackson Hewitt Tax Service, Inc.	8,000	50
K12, Inc.*	6,473	139
Kelly Services, Inc., Class A	7,475	82
Kendle International, Inc.*	4,381	54
Kenexa Corp.*	6,300	73
Kforce, Inc.*	8,238	68
Korn/Ferry International*	12,284	131

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND    continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1% continued
Commercial Services - 6.3% continued
Landauer, Inc.	2,592	$159
Learning Tree International, Inc.*	2,750	28
Lincoln Educational Services Corp.*	2,971	62
Live Nation, Inc.*	19,840	96
Mac-Gray Corp.*	2,246	30
MAXIMUS, Inc.	4,820	199
McGrath Rentcorp	6,531	124
Medifast, Inc.*	3,985	46
Midas, Inc.*	3,300	35
MoneyGram International, Inc.*	16,104	29
Monro Muffler, Inc.	4,711	121
MPS Group, Inc.*	22,346	171
Multi-Color Corp.	2,350	29
Navigant Consulting, Inc.*	11,895	154
Net 1 UEPS Technologies, Inc.*	10,500	143
Odyssey Marine Exploration, Inc.*	18,444	29
On Assignment, Inc.*	8,100	32
Parexel International Corp.*	15,472	222
PHH Corp.*	13,442	244
Pre-Paid Legal Services, Inc.*	2,133	93
Providence Service (The) Corp.*	3,364	37
Rent-A-Center, Inc.*	17,000	303
Resources Connection, Inc.*	11,400	196
Riskmetrics Group, Inc.*	5,135	91
Rollins, Inc.	11,200	194
RSC Holdings, Inc.*	11,200	75
Sotheby’s	16,379	231
Spherion Corp.*	14,792	61
Standard Parking Corp.*	2,579	42
Steiner Leisure Ltd.*	4,000	122
Stewart Enterprises, Inc., Class A	20,000	96
SuccessFactors, Inc.*	8,584	79
Team, Inc.*	5,305	83
TeleTech Holdings, Inc.*	8,300	126
Ticketmaster Entertainment, Inc.*	10,704	69
TNS, Inc.*	6,805	128
Tree.com, Inc.*	2,264	22
TrueBlue, Inc.*	10,300	87
United Rentals, Inc.*	16,483	107
Universal Technical Institute, Inc.*	5,500	82
Valassis Communications, Inc.*	12,227	75
Viad Corp.	5,770	99
VistaPrint Ltd.*	10,770	459
Volt Information Sciences, Inc.*	3,775	24
Watson Wyatt Worldwide, Inc., Class A	10,900	409
Wright Express Corp.*	9,366	239

		12,207

Computers - 2.9%
3D Systems Corp.*	4,500	32
3PAR, Inc.*	6,128	76
Agilysys, Inc.	5,287	25
CACI International, Inc., Class A*	7,285	311
CIBER, Inc.*	14,547	45
Cogo Group, Inc.*	7,661	46
Compellent Technologies, Inc.*	4,906	75
COMSYS IT Partners, Inc.*	3,300	19
Cray, Inc.*	9,715	77
Data Domain, Inc.*	11,826	394
Echelon Corp.*	7,200	61
Electronics for Imaging, Inc.*	12,855	137
Henry (Jack) & Associates, Inc.	20,494	425
iGate Corp.	5,400	36
Imation Corp.	6,900	53
Immersion Corp.*	8,501	42
Insight Enterprises, Inc.*	12,358	119
Integral Systems, Inc. of Maryland*	5,168	43
Isilon Systems, Inc.*	3,804	16
LivePerson, Inc.*	8,233	33
Manhattan Associates, Inc.*	6,500	118
Maxwell Technologies, Inc.*	6,377	88
Mentor Graphics Corp.*	22,644	124
Mercury Computer Systems, Inc.*	6,516	60
MTS Systems Corp.	4,800	99
NCI, Inc., Class A*	2,000	61
Ness Technologies, Inc.*	12,077	47
Netezza Corp.*	12,275	102
Netscout Systems, Inc.*	7,362	69
Palm, Inc.*	34,624	574
Perot Systems Corp., Class A*	22,400	321
Quantum Corp.*	54,200	45
Radiant Systems, Inc.*	6,600	55
Radisys Corp.*	6,830	62
Rimage Corp.*	2,400	40
Riverbed Technology, Inc.*	13,700	318
Silicon Graphics International Corp.*	8,600	39
Silicon Storage Technology, Inc.*	17,900	33
Smart Modular Technologies WWH, Inc.*	11,200	25
SRA International, Inc., Class A*	9,900	174

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1% continued
Computers - 2.9% continued
STEC, Inc.*	6,294	$146
Stratasys, Inc.*	5,900	65
Super Micro Computer, Inc.*	7,087	54
SYKES Enterprises, Inc.*	9,490	172
Synaptics, Inc.*	8,518	329
Syntel, Inc.	3,400	107
Tier Technologies, Inc., Class B*	3,198	25
Unisys Corp.*	90,195	136
Virtusa Corp.*	4,500	36

		5,589

Cosmetics/Personal Care - 0.3%
Bare Escentuals, Inc.*	15,971	142
Chattem, Inc.*	4,758	324
Elizabeth Arden, Inc.*	7,255	63
Inter Parfums, Inc.	3,600	27
Revlon, Inc.*	3,915	21

		577

Distribution/Wholesale - 1.3%
Beacon Roofing Supply, Inc.*	12,227	177
BMP Sunstone Corp.*	6,722	32
Brightpoint, Inc.*	11,750	74
Chindex International, Inc.*	3,961	49
Core-Mark Holding Co., Inc.*	2,900	76
FGX International Holdings Ltd.*	4,381	50
Fossil, Inc.*	11,600	279
Houston Wire & Cable Co.	5,220	62
MWI Veterinary Supply, Inc.*	3,003	105
Owens & Minor, Inc.	10,232	448
Pool Corp.	12,400	205
Rentrak Corp.*	3,005	49
Scansource, Inc.*	7,219	177
School Specialty, Inc.*	5,268	106
Titan Machinery, Inc.*	4,012	51
United Stationers, Inc.*	6,092	213
Watsco, Inc.	6,050	296

		2,449

Diversified Financial Services - 2.0%
BGC Partners, Inc., Class A	14,315	54
Broadpoint Gleacher Securities, Inc.*	7,465	42
Calamos Asset Management, Inc., Class A	5,600	79
Cohen & Steers, Inc.	4,700	70
CompuCredit Corp.*	3,800	9
Credit Acceptance Corp.*	1,252	27
Diamond Hill Investment Group, Inc.*	780	31
Duff & Phelps Corp., Class A	4,541	81
E*TRADE Financial Corp.*	117,998	151
Encore Capital Group, Inc.*	3,100	41
Evercore Partners, Inc., Class A	3,106	61
FBR Capital Markets Corp.*	5,800	27
FCStone Group, Inc.*	8,476	34
Financial Federal Corp.	5,900	121
First Marblehead (The), Corp.*	16,000	32
GAMCO Investors, Inc., Class A	2,100	102
GFI Group, Inc.	16,880	114
International Assets Holding Corp.*	800	12
JMP Group, Inc.	2,575	20
KBW, Inc.*	8,523	245
Knight Capital Group, Inc., Class A*	23,900	408
LaBranche & Co., Inc.*	16,248	70
MarketAxess Holdings, Inc.*	8,827	84
MF Global Ltd.*	23,471	139
National Financial Partners Corp.	10,799	79
Nelnet, Inc., Class A*	4,422	60
NewStar Financial, Inc.*	5,457	10
Ocwen Financial Corp.*	9,095	118
Oppenheimer Holdings, Inc., Class A	2,890	61
optionsXpress Holdings, Inc.	10,758	167
Penson Worldwide, Inc.*	5,711	51
Piper Jaffray Cos.*	4,762	208
Portfolio Recovery Associates, Inc.*	4,194	163
Pzena Investment Management, Inc., Class A	2,746	21
Sanders Morris Harris Group, Inc.	3,800	21
Stifel Financial Corp.*	6,722	323
SWS Group, Inc.	6,946	97
Teton Advisors, Inc.*	31	—
Thomas Weisel Partners Group, Inc.*	6,650	40
TradeStation Group, Inc.*	9,735	82
US Global Investors, Inc., Class A	4,199	39
Virtus Investment Partners, Inc.*	2,009	30
Westwood Holdings Group, Inc.	1,696	71
World Acceptance Corp.*	4,200	84

		3,779

Electric - 1.9%
Allete, Inc.	7,100	204
Avista Corp.	12,842	229
Black Hills Corp.	8,900	205

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND    continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1% continued
Electric - 1.9% continued
Central Vermont Public Service Corp.	3,704	$67
CH Energy Group, Inc.	4,279	200
Cleco Corp.	15,500	347
El Paso Electric Co.*	12,587	176
Empire District Electric (The) Co.	9,886	163
EnerNOC, Inc.*	2,941	64
IDACORP, Inc.	11,256	294
MGE Energy, Inc.	6,460	217
NorthWestern Corp.	10,012	228
Otter Tail Corp.	9,081	198
Pike Electric Corp.*	4,800	58
PNM Resources, Inc.	20,534	220
Portland General Electric Co.	18,000	351
UIL Holdings Corp.	7,033	158
Unisource Energy Corp.	8,347	221
Unitil Corp.	3,506	72
US Geothermal, Inc.*	20,373	29

		3,701

Electrical Components & Equipment - 1.1%
Advanced Battery Technologies, Inc.*	13,800	55
Advanced Energy Industries, Inc.*	7,600	68
American Superconductor Corp.*	10,647	280
Belden, Inc.	11,286	188
China BAK Battery, Inc.*	11,913	35
Encore Wire Corp.	5,000	107
Ener1, Inc.*	10,824	59
Energy Conversion Devices, Inc.*	11,163	158
EnerSys*	9,740	177
Evergreen Solar, Inc.*	45,399	99
Fushi Copperweld, Inc.*	4,906	41
GrafTech International Ltd.*	29,801	337
Graham Corp.	3,174	42
Harbin Electric, Inc.*	3,430	54
Insteel Industries, Inc.	5,200	43
Littelfuse, Inc.*	6,000	120
Orion Energy Systems, Inc.*	2,200	8
Powell Industries, Inc.*	2,223	82
Power-One, Inc.*	24,617	37
SatCon Technology Corp.*	16,931	31
Ultralife Corp.*	3,900	28
Universal Display Corp.*	7,700	75
Valence Technology, Inc.*	11,100	20
Vicor Corp.	4,600	33

		2,177

Electronics - 2.6%
American Science & Engineering, Inc.	2,497	173
Analogic Corp.	3,507	130
Axsys Technologies, Inc.*	2,621	141
Badger Meter, Inc.	3,700	152
Bel Fuse, Inc., Class B	2,800	45
Benchmark Electronics, Inc.*	15,663	225
Brady Corp., Class A	12,338	310
Checkpoint Systems, Inc.*	9,400	147
China Security & Surveillance Technology, Inc.*	8,800	66
Cogent, Inc.*	10,800	116
Coherent, Inc.*	6,069	125
CTS Corp.	8,180	54
Cymer, Inc.*	6,973	207
Daktronics, Inc.	9,759	75
Dionex Corp.*	4,700	287
Electro Scientific Industries, Inc.*	7,902	88
FARO Technologies, Inc.*	4,847	75
FEI Co.*	10,044	230
ICx Technologies, Inc.*	2,000	12
II-VI, Inc.*	6,000	133
L-1 Identity Solutions, Inc.*	17,919	139
LaBarge, Inc.*	2,300	21
Measurement Specialties, Inc.*	3,400	24
Methode Electronics, Inc.	8,742	61
Microvision, Inc.*	20,002	61
Multi-Fineline Electronix, Inc.*	2,934	63
Newport Corp.*	10,758	62
NVE Corp.*	1,382	67
OSI Systems, Inc.*	4,462	93
Park Electrochemical Corp.	4,800	103
Plexus Corp.*	10,200	209
Rofin-Sinar Technologies, Inc.*	7,800	156
Rogers Corp.*	4,431	90
Spectrum Control, Inc.*	2,225	20
Stoneridge, Inc.*	5,666	27
Taser International, Inc.*	16,800	77
Technitrol, Inc.	11,377	74
TTM Technologies, Inc.*	10,400	83
Varian, Inc.*	7,000	276
Watts Water Technologies, Inc., Class A	6,700	144
Woodward Governor Co.	14,900	295
Zygo Corp.*	3,600	17

		4,953

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1% continued
Energy - Alternate Sources - 0.2%
Ascent Solar Technologies, Inc.*	4,807	$38
Clean Energy Fuels Corp.*	7,499	65
Comverge, Inc.*	5,740	69
Evergreen Energy, Inc.*	28,200	28
FuelCell Energy, Inc.*	18,700	78
GT Solar International, Inc.*	8,300	44
Headwaters, Inc.*	11,700	39
Syntroleum Corp.*	19,199	42

		403

Engineering & Construction - 0.9%
Baker (Michael) Corp.*	2,215	94
Dycom Industries, Inc.*	10,600	117
EMCOR Group, Inc.*	16,300	328
ENGlobal Corp.*	6,800	34
Exponent, Inc.*	3,990	98
Granite Construction, Inc.	8,381	279
Insituform Technologies, Inc., Class A*	10,495	178
Integrated Electrical Services, Inc.*	2,000	16
Layne Christensen Co.*	5,387	110
MYR Group, Inc.*	4,819	97
Orion Marine Group, Inc.*	5,600	106
Stanley, Inc.*	3,297	108
Sterling Construction Co., Inc.*	4,065	62
Tutor Perini Corp.*	6,563	114
VSE Corp.	1,377	36

		1,777

Entertainment - 0.8%
Ascent Media Corp.*	3,526	94
Bally Technologies, Inc.*	13,539	405
Bluegreen Corp.*	3,200	8
Carmike Cinemas, Inc.	3,548	30
Churchill Downs, Inc.	2,452	82
Cinemark Holdings, Inc.	7,301	83
Dover Downs Gaming & Entertainment, Inc.	5,227	24
Great Wolf Resorts, Inc.*	6,160	12
Isle of Capri Casinos, Inc.*	4,428	59
National CineMedia, Inc.	11,382	157
Pinnacle Entertainment, Inc.*	15,664	145
Shuffle Master, Inc.*	15,023	99
Speedway Motorsports, Inc.	3,200	44
Vail Resorts, Inc.*	7,000	188
Youbet.com, Inc.*	9,574	32

		1,462

Environmental Control - 0.9%
American Ecology Corp.	5,221	94
Calgon Carbon Corp.*	13,600	189
Clean Harbors, Inc.*	5,089	275
Darling International, Inc.*	20,500	135
Energy Recovery, Inc.*	7,107	50
EnergySolutions, Inc.	18,359	169
Fuel Tech, Inc.*	5,000	48
Metalico, Inc.*	8,180	38
Met-Pro Corp.	4,598	50
Mine Safety Appliances Co.	7,200	173
Perma-Fix Environmental Services*	10,723	26
Tetra Tech, Inc.*	14,891	427
Waste Services, Inc.*	5,466	28

		1,702

Food - 1.9%
American Dairy, Inc.*	2,000	79
American Italian Pasta Co., Class A*	5,621	164
Arden Group, Inc., Class A	300	37
B&G Foods, Inc., Class A	3,800	32
Calavo Growers, Inc.	3,124	62
Cal-Maine Foods, Inc.	3,857	96
Chiquita Brands International, Inc.*	10,559	108
Diamond Foods, Inc.	4,533	126
Fresh Del Monte Produce, Inc.*	9,700	158
Great Atlantic & Pacific Tea Co.*	8,318	35
Hain Celestial Group (The), Inc.*	9,900	154
HQ Sustainable Maritime Industries, Inc.*	3,131	29
Imperial Sugar Co.	3,800	46
Ingles Markets, Inc., Class A	3,973	61
J & J Snack Foods Corp.	3,983	143
Lancaster Colony Corp.	5,300	234
Lance, Inc.	7,637	177
M & F Worldwide Corp.*	3,113	62
Nash Finch Co.	3,651	99
Ruddick Corp.	10,600	248
Sanderson Farms, Inc.	4,901	221
Seaboard Corp.	100	112
Seneca Foods Corp., Class A*	1,171	39
Smart Balance, Inc.*	16,300	111
Spartan Stores, Inc.	6,339	79

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND    continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1% continued
Food - 1.9% continued
Tootsie Roll Industries, Inc.	5,713	$130
TreeHouse Foods, Inc.*	7,563	218
United Natural Foods, Inc.*	10,900	286
Village Super Market, Class A	1,953	58
Weis Markets, Inc.	2,600	87
Winn-Dixie Stores, Inc.*	14,542	182
Zhongpin, Inc.*	5,750	60

		3,733

Forest Products & Paper - 0.4%
Boise, Inc.*	11,000	19
Buckeye Technologies, Inc.*	9,800	44
Clearwater Paper Corp.*	3,131	79
Deltic Timber Corp.	2,400	85
Domtar Corp.*	10,171	169
Glatfelter	10,500	94
Kapstone Paper and Packaging Corp.*	3,927	18
Neenah Paper, Inc.	4,600	41
Orchids Paper Products Co.*	1,672	34
Schweitzer-Mauduit International, Inc.	4,325	118
Wausau Paper Corp.	11,942	80

		781

Gas - 1.4%
Chesapeake Utilities Corp.	2,300	75
Laclede Group (The), Inc.	6,221	206
New Jersey Resources Corp.	10,775	399
Nicor, Inc.	10,956	379
Northwest Natural Gas Co.	6,321	280
Piedmont Natural Gas Co., Inc.	18,600	448
South Jersey Industries, Inc.	7,926	277
Southwest Gas Corp.	10,700	238
WGL Holdings, Inc.	12,700	407

		2,709

Hand/Machine Tools - 0.4%
Baldor Electric Co.	11,407	271
Franklin Electric Co., Inc.	6,345	165
K-Tron International, Inc.*	757	60
Regal-Beloit Corp.	8,758	348

		844

Healthcare - Products - 4.4%
Abaxis, Inc.*	5,900	121
ABIOMED, Inc.*	9,200	81
Accuray, Inc.*	8,851	59
Affymetrix, Inc.*	18,500	110
Align Technology, Inc.*	15,100	160
Alphatec Holdings, Inc.*	5,075	17
American Medical Systems Holdings, Inc.*	18,140	287
Angiodynamics, Inc.*	6,886	91
Aspect Medical Systems, Inc.*	2,871	17
Atrion Corp.	465	62
ATS Medical, Inc.*	15,186	50
BioMimetic Therapeutics, Inc.*	3,525	33
Bovie Medical Corp.*	5,431	47
Bruker Corp.*	11,664	108
Cantel Medical Corp.*	3,741	61
Cardiac Science Corp.*	3,700	15
CardioNet, Inc.*	6,589	108
Cepheid, Inc.*	14,800	139
Conceptus, Inc.*	7,100	120
Conmed Corp.*	8,075	125
CryoLife, Inc.*	8,406	47
Cutera, Inc.*	4,494	39
Cyberonics, Inc.*	7,573	126
Cynosure, Inc., Class A*	3,392	26
Delcath Systems, Inc.*	7,594	27
DexCom, Inc.*	12,686	79
Electro-Optical Sciences, Inc.*	5,416	42
Endologix, Inc.*	8,637	29
ev3, Inc.*	17,191	184
Exactech, Inc.*	1,800	26
Genomic Health, Inc.*	4,140	72
Greatbatch, Inc.*	5,389	122
Haemonetics Corp. of Massachusetts*	6,224	355
Hanger Orthopedic Group, Inc.*	7,100	96
Hansen Medical, Inc.*	7,437	37
HeartWare International, Inc.*	1,200	33
ICU Medical, Inc.*	3,530	145
Immucor, Inc.*	17,580	242
Insulet Corp.*	5,744	44
Integra LifeSciences Holdings Corp.*	4,800	127
Invacare Corp.	8,062	142
IRIS International, Inc.*	5,000	59
Kensey Nash Corp.*	2,512	66
LCA-Vision, Inc.*	5,992	25
Luminex Corp.*	11,194	208
MAKO Surgical Corp.*	2,213	20
Masimo Corp.*	12,494	301
Medical Action Industries, Inc.*	3,500	40

EQUITY INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1% continued
Healthcare - Products - 4.4% continued
Merge Healthcare, Inc.*	8,192	$35
Meridian Bioscience, Inc.	10,525	238
Merit Medical Systems, Inc.*	7,671	125
Micrus Endovascular Corp.*	4,879	44
Natus Medical, Inc.*	7,918	91
NuVasive, Inc.*	9,033	403
NxStage Medical, Inc.*	6,400	38
OraSure Technologies, Inc.*	11,100	27
Orthofix International N.V.*	4,500	113
Orthovita, Inc.*	18,653	96
Palomar Medical Technologies, Inc.*	5,164	76
PSS World Medical, Inc.*	15,124	280
Quidel Corp.*	7,400	108
Rochester Medical Corp.*	3,263	44
Rockwell Medical Technologies, Inc.*	2,548	19
Sirona Dental Systems, Inc.*	3,900	78
Somanetics Corp.*	3,623	60
SonoSite, Inc.*	4,890	98
Spectranetics Corp.*	7,900	39
Stereotaxis, Inc.*	8,253	32
STERIS Corp.	14,371	375
SurModics, Inc.*	4,339	98
Symmetry Medical, Inc.*	10,124	94
Synovis Life Technologies, Inc.*	3,347	69
Thoratec Corp.*	13,885	372
TomoTherapy, Inc.*	14,433	40
TranS1, Inc.*	2,600	16
Vascular Solutions, Inc.*	3,028	24
Vital Images, Inc.*	4,475	51
Volcano Corp.*	13,002	182
West Pharmaceutical Services, Inc.	7,927	276
Wright Medical Group, Inc.*	9,700	158
Young Innovations, Inc.	890	19
Zoll Medical Corp.*	5,700	110

		8,498

Healthcare - Services - 2.3%
Air Methods Corp.*	3,071	84
Alliance HealthCare Services, Inc.*	7,927	58
Almost Family, Inc.*	2,127	56
Amedisys, Inc.*	6,654	220
America Service Group, Inc.*	2,729	44
American Dental Partners, Inc.*	2,125	19
AMERIGROUP Corp.*	13,039	350
Amsurg Corp.*	8,335	179
Assisted Living Concepts, Inc., Class A*	3,080	45
Bio-Reference Labs, Inc.*	3,368	107
Capital Senior Living Corp.*	6,200	28
Centene Corp.*	10,410	208
Emeritus Corp.*	4,500	59
Ensign Group (The), Inc.	2,103	30
Genoptix, Inc.*	4,631	148
Gentiva Health Services, Inc.*	7,972	131
Healthsouth Corp.*	22,400	323
Healthspring, Inc.*	11,755	128
Healthways, Inc.*	9,000	121
IPC The Hospitalist Co., Inc.*	4,410	118
Kindred Healthcare, Inc.*	9,233	114
LHC Group, Inc.*	4,307	96
Life Sciences Research, Inc.*	2,200	16
Magellan Health Services, Inc.*	9,500	312
Medcath Corp.*	4,400	52
Molina Healthcare, Inc.*	3,300	79
National Healthcare Corp.	1,900	72
Nighthawk Radiology Holdings, Inc.*	6,600	24
Odyssey HealthCare, Inc.*	9,420	97
Psychiatric Solutions, Inc.*	13,861	315
RadNet, Inc.*	6,400	14
RehabCare Group, Inc.*	5,084	122
Res-Care, Inc.*	5,700	82
Skilled Healthcare Group, Inc., Class A*	6,260	47
Sun Healthcare Group, Inc.*	12,110	102
Sunrise Senior Living, Inc.*	11,700	19
Triple-S Management Corp., Class B*	5,836	91
U.S. Physical Therapy, Inc.*	3,000	44
Virtual Radiologic Corp.*	1,700	15
WellCare Health Plans, Inc.*	10,326	191

		4,360

Holding Companies - Diversified - 0.0%
Compass Diversified Holdings	7,312	59
Resource America, Inc., Class A	2,500	14

		73

Home Builders - 0.4%
Amrep Corp.*	400	4
Beazer Homes USA, Inc.*	10,700	20
Brookfield Homes Corp.*	2,267	9
Cavco Industries, Inc.*	2,124	54
China Housing & Land Development, Inc.*	6,500	37

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND    continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1% continued
Home Builders - 0.4% continued
Hovnanian Enterprises, Inc., Class A*	13,200	$31
M/I Homes, Inc.*	5,100	50
Meritage Homes Corp.*	7,900	149
Ryland Group, Inc.	10,436	175
Skyline Corp.	2,100	46
Standard-Pacific Corp.*	27,000	55
Winnebago Industries, Inc.	7,200	53

		683

Home Furnishings - 0.6%
American Woodmark Corp.	3,057	73
Audiovox Corp., Class A*	4,000	23
DTS, Inc.*	4,700	127
Ethan Allen Interiors, Inc.	5,600	58
Furniture Brands International, Inc.	10,100	31
Hooker Furniture Corp.	3,303	38
Kimball International, Inc., Class B	7,356	46
La-Z-Boy, Inc.	14,167	67
Sealy Corp.*	10,200	20
Stanley Furniture Co., Inc.	1,750	19
Tempur-Pedic International, Inc.	18,433	241
TiVo, Inc.*	25,731	270
Universal Electronics, Inc.*	3,934	79

		1,092

Household Products/Wares - 0.6%
ACCO Brands Corp.*	12,400	35
American Greetings Corp., Class A	11,200	131
Blyth, Inc.	1,700	56
Central Garden and Pet Co., Class A*	15,200	150
CSS Industries, Inc.	1,900	39
Ennis, Inc.	7,465	93
Helen of Troy Ltd.*	6,900	116
Prestige Brands Holdings, Inc.*	7,910	48
Standard Register (The) Co.	3,400	11
Tupperware Brands Corp.	15,537	404
WD-40 Co.	4,728	137

		1,220

Insurance - 3.3%
Ambac Financial Group, Inc.	74,400	68
American Equity Investment Life Holding Co.	12,600	70
American Physicians Capital, Inc.	2,200	86
American Physicians Service Group, Inc.	976	22
American Safety Insurance Holdings Ltd.*	2,600	35
Amerisafe, Inc.*	5,542	86
Amtrust Financial Services, Inc.	6,768	77
Argo Group International Holdings Ltd.*	7,343	207
Assured Guaranty Ltd.	14,738	183
Baldwin & Lyons, Inc., Class B	2,050	40
Citizens, Inc. of Texas*	8,500	52
CNA Surety Corp.*	3,800	51
Conseco, Inc.*	43,788	104
Crawford & Co., Class B*	6,621	32
Delphi Financial Group, Inc., Class A	10,936	213
Donegal Group, Inc., Class A	2,777	42
eHealth, Inc.*	6,785	120
EMC Insurance Group, Inc.	1,400	29
Employers Holdings, Inc.	12,500	169
Enstar Group Ltd.*	1,549	91
FBL Financial Group, Inc., Class A	4,100	34
First Acceptance Corp.*	4,721	10
First Mercury Financial Corp.	4,418	61
Flagstone Reinsurance Holdings Ltd.	8,678	89
FPIC Insurance Group, Inc.*	2,320	71
Greenlight Capital Re Ltd., Class A*	7,769	135
Harleysville Group, Inc.	3,911	110
Horace Mann Educators Corp.	10,200	102
Independence Holding Co.	1,480	9
Infinity Property & Casualty Corp.	3,932	143
IPC Holdings Ltd.	14,252	390
Kansas City Life Insurance Co.	1,100	30
Life Partners Holdings, Inc.	2,386	34
Maiden Holdings Ltd.	14,305	94
Max Capital Group Ltd.	12,034	222
Meadowbrook Insurance Group, Inc.	13,157	86
Mercer Insurance Group, Inc.	634	10
MGIC Investment Corp.	30,166	133
Montpelier Re Holdings Ltd.	21,110	281
National Interstate Corp.	1,400	21
National Western Life Insurance Co., Class A	500	58
Navigators Group, Inc.*	3,400	151
NYMAGIC, Inc.	1,100	15
Phoenix Companies (The), Inc.*	30,700	51
Platinum Underwriters Holdings Ltd.	12,700	363
PMA Capital Corp., Class A*	7,500	34
PMI Group (The), Inc.	23,800	47
Presidential Life Corp.	5,000	38
Primus Guaranty Ltd.*	5,800	14

EQUITY INDEX FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1% continued
Insurance - 3.3% continued
ProAssurance Corp.*	8,146	$376
Radian Group, Inc.	22,000	60
RLI Corp.	4,626	207
Safety Insurance Group, Inc.	3,994	122
SeaBright Insurance Holdings, Inc.*	6,560	67
Selective Insurance Group, Inc.	12,507	160
State Auto Financial Corp.	3,200	56
Stewart Information Services Corp.	4,826	69
Tower Group, Inc.	9,867	245
United America Indemnity Ltd., Class A*	8,365	40
United Fire & Casualty Co.	6,205	106
Universal American Corp.*	8,214	72
Universal Insurance Holdings, Inc.	4,953	25
Zenith National Insurance Corp.	8,862	193

		6,411

Internet - 3.3%
1-800-FLOWERS.COM, Inc., Class A*	6,700	13
AboveNet, Inc.*	1,689	137
ActivIdentity Corp.*	7,666	19
Art Technology Group, Inc.*	34,223	130
AsiaInfo Holdings, Inc.*	7,999	138
Avocent Corp.*	11,800	165
Blue Coat Systems, Inc.*	9,590	159
Blue Nile, Inc.*	3,500	150
Chordiant Software, Inc.*	7,520	27
Cogent Communications Group, Inc.*	12,056	98
comScore, Inc.*	6,012	80
Constant Contact, Inc.*	6,620	131
CyberSource Corp.*	17,273	264
DealerTrack Holdings, Inc.*	9,100	155
Dice Holdings, Inc.*	3,575	17
Digital River, Inc.*	9,469	344
Drugstore.com, Inc.*	17,000	31
Earthlink, Inc.*	28,294	210
Entrust, Inc.*	17,478	32
eResearch Technology, Inc.*	12,301	76
Global Sources Ltd.*	3,660	26
GSI Commerce, Inc.*	6,858	98
i2 Technologies, Inc.*	4,500	56
Ibasis, Inc.*	7,200	9
Infospace, Inc.*	10,059	67
Internap Network Services Corp.*	14,958	52
Internet Brands, Inc., Class A*	5,772	40
Internet Capital Group, Inc.*	10,418	70
j2 Global Communications, Inc.*	11,200	253
Keynote Systems, Inc.*	2,900	22
Knot (The), Inc.*	8,606	68
Limelight Networks, Inc.*	7,610	33
Lionbridge Technologies*	10,987	20
Liquidity Services, Inc.*	3,700	36
LoopNet, Inc.*	6,800	53
MercadoLibre, Inc.*	6,500	175
ModusLink Global Solutions, Inc.*	12,643	87
Move, Inc.*	36,181	78
NIC, Inc.	11,539	78
NutriSystem, Inc.	8,483	123
Online Resources Corp.*	6,200	39
OpenTable, Inc.*	1,050	32
Openwave Systems, Inc.*	24,664	55
Orbitz Worldwide, Inc.*	9,045	17
Overstock.com, Inc.*	4,575	55
PC-Tel, Inc.*	4,800	26
Perficient, Inc.*	8,168	57
Rackspace Hosting, Inc.*	16,311	226
RealNetworks, Inc.*	23,598	71
S1 Corp.*	14,852	102
Saba Software, Inc.*	4,560	18
Safeguard Scientifics, Inc.*	37,813	50
Sapient Corp.*	22,400	141
Shutterfly, Inc.*	5,844	82
SonicWALL, Inc.*	15,029	82
Sourcefire, Inc.*	6,330	78
Stamps.com, Inc.*	3,150	27
SumTotal Systems, Inc.*	9,254	44
support.com, Inc.*	9,000	20
TechTarget, Inc.*	2,947	12
TeleCommunication Systems, Inc., Class A*	10,910	78
Terremark Worldwide, Inc.*	12,900	75
TIBCO Software, Inc.*	42,826	307
United Online, Inc.	19,952	130
ValueClick, Inc.*	21,700	228
VASCO Data Security International, Inc.*	7,200	53
Vignette Corp.*	6,800	89
Vocus, Inc.*	4,667	92
Web.com Group, Inc.*	8,064	45
Websense, Inc.*	11,500	205
Zix Corp.*	12,476	19

		6,375

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND    continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1% continued
Investment Companies - 0.8%
Allied Capital Corp.	43,015	$150
American Capital Ltd.	52,630	169
Apollo Investment Corp.	34,713	208
Ares Capital Corp.	25,100	202
BlackRock Kelso Capital Corp.	2,700	17
Capital Southwest Corp.	880	64
Fifth Street Finance Corp.	5,000	50
Gladstone Capital Corp.	6,606	50
Gladstone Investment Corp.	3,700	18
Harris & Harris Group, Inc.*	6,000	35
Hercules Technology Growth Capital, Inc.	10,064	84
Kohlberg Capital Corp.	5,920	37
Main Street Capital Corp.	1,800	25
MCG Capital Corp.*	18,400	45
Medallion Financial Corp.	2,400	18
MVC Capital, Inc.	6,603	56
NGP Capital Resources Co.	6,973	41
PennantPark Investment Corp.	6,475	46
Prospect Capital Corp.	11,700	107
TICC Capital Corp.	8,863	39
Triangle Capital Corp.	1,900	21

		1,482

Iron/Steel - 0.1%
China Precision Steel, Inc.*	10,305	26
General Steel Holdings, Inc.*	5,177	20
Olympic Steel, Inc.	2,500	61
Sutor Technology Group Ltd.*	1,800	6
Universal Stainless & Alloy*	1,700	28

		141

Leisure Time - 0.4%
Ambassadors Group, Inc.	4,300	59
Brunswick Corp.	20,700	90
Callaway Golf Co.	17,847	91
Interval Leisure Group, Inc.*	9,152	85
Life Time Fitness, Inc.*	9,836	197
Marine Products Corp.	2,500	9
Multimedia Games, Inc.*	5,249	26
Polaris Industries, Inc.	7,801	251
Town Sports International Holdings, Inc.*	4,600	17
Universal Travel Group*	2,600	29

		854

Lodging - 0.3%
Ameristar Casinos, Inc.	6,970	133
Gaylord Entertainment Co.*	9,300	118
Marcus Corp.	6,007	63
Monarch Casino & Resort, Inc.*	3,700	27
Morgans Hotel Group Co.*	7,500	29
Orient-Express Hotels Ltd., Class A	18,498	157

		527

Machinery - Construction & Mining - 0.1%
Astec Industries, Inc.*	4,300	128

Machinery - Diversified - 1.3%
Alamo Group, Inc.	1,100	11
Albany International Corp., Class A	7,767	88
Altra Holdings, Inc.*	7,900	59
Applied Industrial Technologies, Inc.	10,753	212
Briggs & Stratton Corp.	11,600	155
Cascade Corp.	2,680	42
Chart Industries, Inc.*	7,400	135
Cognex Corp.	9,043	128
Columbus McKinnon Corp. of New York*	5,524	70
DXP Enterprises, Inc.*	2,560	29
Flow International Corp.*	9,400	22
Gorman-Rupp (The) Co.	3,283	66
Hurco Cos., Inc.*	2,143	34
Intermec, Inc.*	14,910	192
Intevac, Inc.*	5,500	48
iRobot Corp.*	5,617	73
Kadant, Inc.*	3,915	44
Lindsay Corp.	3,055	101
Middleby Corp.*	4,158	183
NACCO Industries, Inc., Class A	1,600	46
Nordson Corp.	8,600	333
Raser Technologies, Inc.*	15,479	43
Robbins & Myers, Inc.	6,500	125
Sauer-Danfoss, Inc.	4,400	27
Tecumseh Products Co., Class A*	5,396	52
Tennant Co.	4,100	75
Twin Disc, Inc.	2,200	15

		2,408

Media - 0.4%
Acacia Research - Acacia Technologies*	9,293	73
Belo Corp., Class A	20,400	36
CKX, Inc.*	13,499	96
Courier Corp.	2,525	38
Crown Media Holdings, Inc., Class A*	2,500	4

EQUITY INDEX FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1% continued
Media - 0.4% continued
DG FastChannel, Inc.*	5,057	$92
Dolan Media Co.*	7,083	91
Fisher Communications, Inc.	1,500	19
Journal Communications, Inc., Class A	11,000	11
LIN TV Corp., Class A*	7,100	12
Lodgenet Interactive Corp.*	6,516	22
Martha Stewart Living Omnimedia, Inc., Class A*	6,900	21
Mediacom Communications Corp., Class A*	11,275	58
Outdoor Channel Holdings, Inc.*	2,400	14
Playboy Enterprises, Inc., Class B*	5,400	14
Primedia, Inc.	6,250	13
Scholastic Corp.	5,600	111
Sinclair Broadcast Group, Inc., Class A	13,700	27
Value Line, Inc.	300	10
World Wrestling Entertainment, Inc., Class A	6,657	84

		846

Metal Fabrication/Hardware - 0.9%
Ampco-Pittsburgh Corp.	2,400	56
Castle (A.M.) & Co.	4,344	53
CIRCOR International, Inc.	4,724	112
Dynamic Materials Corp.	3,615	70
Eastern (The) Co.	960	16
Foster (L.B.) Co., Class A*	2,917	88
Furmanite Corp.*	11,048	49
Hawk Corp., Class A*	2,094	29
Haynes International, Inc.*	3,429	81
Kaydon Corp.	8,113	264
Ladish Co., Inc.*	4,800	62
Lawson Products, Inc.	1,040	15
Mueller Industries, Inc.	8,840	184
Mueller Water Products, Inc., Class A	26,700	100
North American Galvanizing & Coating, Inc.*	4,515	27
Northwest Pipe Co.*	2,625	91
RBC Bearings, Inc.*	6,035	123
RTI International Metals, Inc.*	5,400	95
Sun Hydraulics, Corp.	3,680	60
Worthington Industries, Inc.	15,200	194

		1,769

Mining - 0.7%
Allied Nevada Gold Corp.*	11,965	96
AMCOL International Corp.	6,214	134
Brush Engineered Materials, Inc.*	5,200	87
Century Aluminum Co.*	10,516	65
Coeur d’Alene Mines Corp.*	17,653	217
General Moly, Inc.*	18,859	42
Hecla Mining Co.*	51,900	139
Horsehead Holding Corp.*	9,600	72
Kaiser Aluminum Corp.	4,200	151
Paramount Gold and Silver Corp.*	21,122	32
Stillwater Mining Co.*	9,650	55
U.S. Gold Corp.*	24,071	64
Uranium Energy Corp.*	13,844	40
USEC, Inc.*	27,028	144

		1,338

Miscellaneous Manufacturing - 2.1%
Actuant Corp., Class A	13,664	167
Acuity Brands, Inc.	10,049	282
American Railcar Industries, Inc.	3,519	29
Ameron International Corp.	2,468	165
AZZ, Inc.*	3,401	117
Barnes Group, Inc.	11,064	132
Blount International, Inc.*	9,800	84
Ceradyne, Inc.*	6,350	112
China Fire & Security Group, Inc.*	4,278	52
CLARCOR, Inc.	12,449	363
Colfax Corp.*	5,267	41
Eastman Kodak Co.	65,503	194
EnPro Industries, Inc.*	5,400	97
ESCO Technologies, Inc.*	6,404	287
Federal Signal Corp.	11,300	86
Flanders Corp.*	2,744	17
Freightcar America, Inc.	3,534	59
GenTek, Inc.*	2,597	58
Griffon Corp.*	12,579	105
Hexcel Corp.*	23,458	224
John Bean Technologies Corp.	6,301	79
Koppers Holdings, Inc.	5,400	142
LSB Industries, Inc.*	4,900	79
Matthews International Corp., Class A	8,200	255
Metabolix, Inc.*	5,769	47
Movado Group, Inc.	4,600	48
Myers Industries, Inc.	6,806	57
NL Industries, Inc.	1,800	13
PMFG, Inc.*	2,800	25

NORTHERN FUNDS QUARTERLY REPORT    15    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND    continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1% continued
Miscellaneous Manufacturing - 2.1% continued
Polypore International, Inc.*	6,339	$71
Raven Industries, Inc.	4,100	105
Smith & Wesson Holding Corp.*	14,631	83
Smith (A.O.) Corp.	5,957	194
Standex International Corp.	3,940	46
Sturm Ruger & Co., Inc.	5,576	69
Tredegar Corp.	8,313	111
Trimas Corp.*	2,900	10

		4,105

Office Furnishings - 0.4%
Herman Miller, Inc.	14,400	221
HNI Corp.	10,800	195
Interface, Inc., Class A	13,777	86
Knoll, Inc.	13,230	100
Steelcase, Inc., Class A	16,362	95

		697

Oil & Gas - 2.0%
Alon USA Energy, Inc.	2,500	26
APCO Argentina, Inc.	1,852	36
Approach Resources, Inc.*	2,326	16
Arena Resources, Inc.*	9,379	299
Atlas America, Inc.	9,257	165
ATP Oil & Gas Corp.*	8,374	58
Berry Petroleum Co., Class A	10,500	195
Bill Barrett Corp.*	9,332	256
BPZ Resources, Inc.*	18,160	89
Brigham Exploration Co.*	23,134	81
Bronco Drilling Co., Inc.*	6,500	28
Carrizo Oil & Gas, Inc.*	7,054	121
Cheniere Energy, Inc.*	17,058	50
Clayton Williams Energy, Inc.*	1,935	37
Contango Oil & Gas Co.*	3,390	144
CVR Energy, Inc.*	5,703	42
Delek US Holdings, Inc.	3,900	33
Delta Petroleum Corp.*	42,856	83
Endeavour International Corp.*	28,600	39
FX Energy, Inc.*	9,300	35
Georesources, Inc.*	1,500	15
GMX Resources, Inc.*	5,758	61
Goodrich Petroleum Corp.*	5,820	143
Gran Tierra Energy, Inc.*	54,481	188
Gulfport Energy Corp.*	7,600	52
Harvest Natural Resources, Inc.*	10,562	47
Hercules Offshore, Inc.*	20,406	81
McMoRan Exploration Co.*	14,428	86
Northern Oil And Gas, Inc.*	8,221	52
Oilsands Quest, Inc.*	43,200	41
Panhandle Oil and Gas, Inc., Class A	2,338	46
Parallel Petroleum Corp.*	14,058	27
Parker Drilling Co.*	27,644	120
Penn Virginia Corp.	10,967	180
Petroleum Development Corp.*	4,202	66
Petroquest Energy, Inc.*	12,300	45
Pioneer Drilling Co.*	11,500	55
Rex Energy Corp.*	7,538	43
Rosetta Resources, Inc.*	14,711	129
Stone Energy Corp.*	8,735	65
Sulphco, Inc.*	10,300	9
Swift Energy Co.*	7,360	123
Toreador Resources Corp.	6,129	41
Vaalco Energy, Inc.*	17,202	73
Venoco, Inc.*	5,890	45
W&T Offshore, Inc.	7,666	75
Warren Resources, Inc.*	17,130	42
Western Refining, Inc.*	6,900	49
Zion Oil & Gas, Inc.*	4,077	43

		3,875

Oil & Gas Services - 1.3%
Allis-Chalmers Energy, Inc.*	17,673	41
Basic Energy Services, Inc.*	7,111	49
Bolt Technology Corp.*	3,014	34
Boots & Coots , Inc.*	24,990	35
Cal Dive International, Inc.*	10,233	88
CARBO Ceramics, Inc.	4,700	161
Complete Production Services, Inc.*	13,651	87
Dawson Geophysical Co.*	2,354	70
Dril-Quip, Inc.*	7,400	282
Geokinetics, Inc.*	1,966	27
Global Industries Ltd.*	23,805	135
Gulf Island Fabrication, Inc.	3,800	60
Hornbeck Offshore Services, Inc.*	5,500	118
ION Geophysical Corp.*	24,300	62
Key Energy Services, Inc.*	29,485	170
Lufkin Industries, Inc.	3,900	164
Matrix Service Co.*	7,291	84
NATCO Group, Inc., Class A*	5,355	176
Natural Gas Services Group, Inc.*	3,600	48

EQUITY INDEX FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1% continued
Oil & Gas Services - 1.3% continued
Newpark Resources, Inc.*	20,780	$59
OYO Geospace Corp.*	1,396	36
RPC, Inc.	6,741	56
Superior Well Services, Inc.*	4,800	28
T-3 Energy Services, Inc.*	3,816	45
Tetra Technologies, Inc.*	18,090	144
TGC Industries, Inc.*	2,093	10
Union Drilling, Inc.*	3,300	22
Willbros Group, Inc.*	9,200	115

		2,406

Packaging & Containers - 0.4%
AEP Industries, Inc.*	1,712	45
Bway Holding Co.*	2,350	41
Graphic Packaging Holding Co.*	35,900	66
Rock-Tenn Co., Class A	9,425	359
Silgan Holdings, Inc.	6,500	319

		830

Pharmaceuticals - 3.4%
Adolor Corp.*	11,200	20
Akorn, Inc.*	13,700	16
Alkermes, Inc.*	24,300	263
Allos Therapeutics, Inc.*	17,031	141
Amicus Therapeutics, Inc.*	3,121	36
Ardea Biosciences, Inc.*	4,100	65
Array Biopharma, Inc.*	11,400	36
Auxilium Pharmaceuticals, Inc.*	10,564	331
AVANIR Pharmaceuticals, Class A*	18,237	40
AVI BioPharma, Inc.*	23,668	37
Biodel, Inc.*	3,439	18
BioDelivery Sciences International, Inc.*	3,461	23
BioScrip, Inc.*	9,305	55
Cadence Pharmaceuticals, Inc.*	7,052	70
Caraco Pharmaceutical Laboratories Ltd.*	2,000	6
Catalyst Health Solutions, Inc.*	8,809	220
China Sky One Medical, Inc.*	3,155	43
Clarient, Inc.*	9,723	36
Cornerstone Therapeutics, Inc.*	2,414	27
Cypress Bioscience, Inc.*	10,637	100
Cytori Therapeutics, Inc.*	7,700	28
Depomed, Inc.*	15,355	50
Durect Corp.*	18,900	45
Dyax Corp.*	17,845	38
Hemispherx Biopharma, Inc.*	30,601	78
Idenix Pharmaceuticals, Inc.*	6,100	22
I-Flow Corp.*	5,500	38
Impax Laboratories, Inc.*	16,563	122
Infinity Pharmaceuticals, Inc.*	2,917	17
Inspire Pharmaceuticals, Inc.*	12,417	69
Isis Pharmaceuticals, Inc.*	23,000	380
Ista Pharmaceuticals, Inc.*	9,972	42
Javelin Pharmaceuticals, Inc.*	9,600	12
KV Pharmaceutical Co., Class A*	11,352	36
Mannatech, Inc.	3,900	13
MannKind Corp.*	14,167	118
MAP Pharmaceuticals, Inc.*	2,341	29
Matrixx Initiatives, Inc.*	4,514	25
Medarex, Inc.*	31,735	265
Medicis Pharmaceutical Corp., Class A	14,341	234
Medivation, Inc.*	7,658	172
MiddleBrook Pharmaceuticals, Inc.*	8,700	12
Myriad Pharmaceuticals, Inc.*	5,964	28
Nabi Biopharmaceuticals*	12,000	29
Nektar Therapeutics*	24,100	156
Neogen Corp.*	3,700	107
Neurocrine Biosciences, Inc.*	9,200	30
Noven Pharmaceuticals, Inc.*	6,900	99
Nutraceutical International Corp.*	1,907	20
Obagi Medical Products, Inc.*	5,532	40
Omega Protein Corp.*	6,685	27
Onyx Pharmaceuticals, Inc.*	14,102	399
Optimer Pharmaceuticals, Inc.*	7,835	117
Orexigen Therapeutics, Inc.*	5,548	28
Osiris Therapeutics, Inc.*	4,908	66
Oxigene, Inc.*	9,570	21
Pain Therapeutics, Inc.*	10,281	55
Par Pharmaceutical Cos., Inc.*	9,473	144
Pharmasset, Inc.*	6,057	68
PharMerica Corp.*	8,313	163
Poniard Pharmaceuticals, Inc.*	7,207	43
Pozen, Inc.*	5,900	45
Progenics Pharmaceuticals, Inc.*	8,221	42
Questcor Pharmaceuticals, Inc.*	16,383	82
Rigel Pharmaceuticals, Inc.*	9,881	120
Salix Pharmaceuticals Ltd.*	12,400	122
Santarus, Inc.*	10,345	29
Savient Pharmaceuticals, Inc.*	16,152	224
SIGA Technologies, Inc.*	7,443	63

NORTHERN FUNDS QUARTERLY REPORT    17    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND    continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1% continued
Pharmaceuticals - 3.4% continued
Spectrum Pharmaceuticals, Inc.*	9,505	$73
Synta Pharmaceuticals Corp.*	3,500	8
Synutra International, Inc.*	3,704	41
Theravance, Inc.*	12,800	187
USANA Health Sciences, Inc.*	1,923	57
Vanda Pharmaceuticals, Inc.*	6,284	74
Viropharma, Inc.*	18,000	107
Vivus, Inc.*	19,266	117
XenoPort, Inc.*	7,170	166

		6,625

Pipelines - 0.0%
Crosstex Energy, Inc.	12,154	51

Real Estate - 0.2%
Avatar Holdings, Inc.*	1,400	25
Consolidated-Tomoka Land Co. of Florida	1,300	46
Forestar Group, Inc.*	8,800	105
Hilltop Holdings, Inc.*	11,217	133

		309

Real Estate Investment Trusts - 5.3%
Acadia Realty Trust	10,958	143
Agree Realty Corp.	2,355	43
Alexander’s, Inc.	500	135
American Campus Communities, Inc.	12,703	282
American Capital Agency Corp.	2,900	67
Anthracite Capital, Inc.	14,300	9
Anworth Mortgage Asset Corp.	27,945	202
Ashford Hospitality Trust, Inc.	19,781	56
Associated Estates Realty Corp.	5,888	35
BioMed Realty Trust, Inc.	23,991	245
CapLease, Inc.	15,207	42
Capstead Mortgage Corp.	17,276	220
Care Investment Trust, Inc.	1,800	9
CBL & Associates Properties, Inc.	17,040	92
Cedar Shopping Centers, Inc.	11,000	50
Cogdell Spencer, Inc.	9,045	39
Colonial Properties Trust	12,600	93
Cousins Properties, Inc.	11,793	100
DCT Industrial Trust, Inc.	41,820	171
Developers Diversified Realty Corp.	33,235	162
DiamondRock Hospitality Co.	26,300	165
DuPont Fabros Technology, Inc.	5,945	56
Dynex Capital, Inc.	2,037	17
EastGroup Properties, Inc.	6,400	211
Education Realty Trust, Inc.	6,760	29
Entertainment Properties Trust	8,349	172
Equity Lifestyle Properties, Inc.	4,910	183
Equity One, Inc.	8,843	117
Extra Space Storage, Inc.	21,800	182
FelCor Lodging Trust, Inc.	19,300	48
First Industrial Realty Trust, Inc.	12,700	55
First Potomac Realty Trust	8,248	80
Franklin Street Properties Corp.	15,242	202
Getty Realty Corp.	5,266	99
Gladstone Commercial Corp.	1,452	19
Glimcher Realty Trust	10,800	31
Gramercy Capital Corp. of New York*	13,279	21
Hatteras Financial Corp.	8,772	251
Healthcare Realty Trust, Inc.	14,191	239
Hersha Hospitality Trust	14,400	36
Highwoods Properties, Inc.	17,357	388
Home Properties, Inc.	7,955	271
Inland Real Estate Corp.	19,900	139
Investors Real Estate Trust	16,897	150
iStar Financial, Inc.	23,409	67
Kilroy Realty Corp.	8,521	175
Kite Realty Group Trust	14,824	43
LaSalle Hotel Properties	12,600	156
Lexington Realty Trust	17,977	61
LTC Properties, Inc.	6,663	136
Medical Properties Trust, Inc.	20,700	126
MFA Financial, Inc.	54,524	377
Mid-America Apartment Communities, Inc.	6,779	249
Mission West Properties, Inc.	3,400	23
Monmouth Reit, Class A	3,000	18
National Health Investors, Inc.	7,218	193
National Retail Properties, Inc.	19,506	338
NorthStar Realty Finance Corp.	18,413	52
Omega Healthcare Investors, Inc.	20,430	317
Parkway Properties, Inc. of Maryland	6,412	83
Pennsylvania Real Estate Investment Trust	9,701	49
Post Properties, Inc.	10,200	137
Potlatch Corp.	9,559	232
PS Business Parks, Inc.	4,186	203
RAIT Financial Trust	14,200	19
Ramco-Gershenson Properties Trust	4,600	46
Redwood Trust, Inc.	18,974	280
Resource Capital Corp.	5,000	16

EQUITY INDEX FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1% continued
Real Estate Investment Trusts - 5.3% continued
Saul Centers, Inc.	2,200	$65
Sovran Self Storage, Inc.	6,378	157
Strategic Hotels & Resorts, Inc.	24,613	27
Sun Communities, Inc.	5,056	70
Sunstone Hotel Investors, Inc.	19,609	105
Tanger Factory Outlet Centers, Inc.	8,890	288
Universal Health Realty Income Trust	3,300	104
Urstadt Biddle Properties, Inc., Class A	6,110	86
U-Store-It Trust	14,479	71
Walter Investment Management Corp.*	4,958	66
Washington Real Estate Investment Trust	14,097	315
Winthrop Realty Trust	4,196	37

		10,143

Retail - 5.9%
99 Cents Only Stores*	10,900	148
AFC Enterprises, Inc.*	7,771	52
Allion Healthcare, Inc.*	3,569	21
America’s Car-Mart, Inc.*	2,900	59
AnnTaylor Stores Corp.*	14,048	112
Asbury Automotive Group, Inc.	7,900	81
Bebe Stores, Inc.	7,750	53
Big 5 Sporting Goods Corp.	6,100	67
BJ’s Restaurants, Inc.*	5,691	96
Bob Evans Farms, Inc.	7,600	218
Borders Group, Inc.*	14,433	53
Brown Shoe Co., Inc.	11,400	83
Buckle (The), Inc.	6,154	196
Buffalo Wild Wings, Inc.*	4,269	139
Build-A-Bear Workshop, Inc.*	4,400	20
Cabela’s, Inc.*	9,400	116
California Pizza Kitchen, Inc.*	5,900	78
Caribou Coffee Co., Inc.*	2,870	18
Casey’s General Stores, Inc.	13,000	334
Cash America International, Inc.	7,118	166
Cato (The) Corp., Class A	7,768	135
CEC Entertainment, Inc.*	5,418	160
Charlotte Russe Holding, Inc.*	5,900	76
Charming Shoppes, Inc.*	28,098	105
Cheesecake Factory (The), Inc.*	14,674	254
Children’s Place Retail Stores (The), Inc.*	5,715	151
Christopher & Banks Corp.	10,389	70
Citi Trends, Inc.*	3,900	101
CKE Restaurants, Inc.	12,000	102
Coldwater Creek, Inc.*	15,712	95
Collective Brands, Inc.*	15,731	229
Conn’s, Inc.*	3,104	39
Cracker Barrel Old Country Store, Inc.	5,800	162
Denny’s Corp.*	27,753	60
Dillard’s, Inc., Class A	13,200	121
DineEquity, Inc.	4,300	134
Domino’s Pizza, Inc.*	10,400	78
Dress Barn, Inc.*	12,152	174
DSW, Inc., Class A*	3,900	38
Einstein Noah Restaurant Group, Inc.*	1,854	16
Ezcorp, Inc., Class A*	12,437	134
Finish Line (The), Inc., Class A	11,684	87
First Cash Financial Services, Inc.*	6,447	113
Fred’s, Inc., Class A	11,088	140
Fuqi International, Inc.*	2,957	61
Gaiam, Inc., Class A*	5,334	29
Genesco, Inc.*	4,453	84
Group 1 Automotive, Inc.	5,725	149
Gymboree Corp.*	7,157	254
Haverty Furniture Cos., Inc.	5,610	51
hhgregg, Inc.*	3,245	49
Hibbett Sports, Inc.*	7,828	141
HOT Topic, Inc.*	12,025	88
HSN, Inc.*	9,388	99
J. Crew Group, Inc.*	12,464	337
Jack in the Box, Inc.*	14,600	328
Jo-Ann Stores, Inc.*	6,265	129
Jos. A. Bank Clothiers, Inc.*	4,533	156
Kenneth Cole Productions, Inc., Class A	2,342	16
Kirkland’s, Inc.*	3,902	47
Krispy Kreme Doughnuts, Inc.*	14,400	43
Landry’s Restaurants, Inc.*	2,916	25
Lithia Motors, Inc., Class A	5,128	47
Liz Claiborne, Inc.	22,150	64
Luby’s, Inc.*	4,300	17
Lululemon Athletica, Inc.*	9,791	128
Lumber Liquidators, Inc.*	4,234	67
McCormick & Schmick’s Seafood Restaurants, Inc.*	4,811	37
Men’s Wearhouse (The), Inc.	12,774	245
New York & Co., Inc.*	5,400	17
Nu Skin Enterprises, Inc., Class A	12,800	196
O’Charleys, Inc.	5,200	48
OfficeMax, Inc.	18,333	115
P.F. Chang’s China Bistro, Inc.*	5,645	181

NORTHERN FUNDS QUARTERLY REPORT    19    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND    continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1% continued
Retail - 5.9% continued
Pacific Sunwear of California, Inc.*	18,000	$61
Pantry (The), Inc.*	6,262	104
Papa John’s International, Inc.*	6,082	151
PC Connection, Inc.*	1,600	8
PC Mall, Inc.*	2,800	19
Pep Boys - Manny, Moe & Jack	11,300	115
PetMed Express, Inc.*	6,612	99
Pier 1 Imports, Inc.*	22,900	46
Pricesmart, Inc.	4,641	78
Red Robin Gourmet Burgers, Inc.*	4,401	83
Regis Corp.	10,575	184
Retail Ventures, Inc.*	7,200	16
Rex Stores Corp.*	1,500	15
Ruby Tuesday, Inc.*	13,400	89
Rush Enterprises, Inc., Class A*	8,935	104
Ruth’s Hospitality Group Inc.*	6,300	23
Saks, Inc.*	28,826	128
Sally Beauty Holdings, Inc.*	21,900	139
Shoe Carnival, Inc.*	2,200	26
Sonic Automotive, Inc., Class A	6,037	61
Sonic Corp.*	14,433	145
Stage Stores, Inc.	9,075	101
Steak n Shake (The) Co.*	7,104	62
Stein Mart, Inc.*	7,000	62
Steinway Musical Instruments*	1,700	18
Susser Holdings Corp.*	1,400	16
Systemax, Inc.*	3,247	39
Talbots, Inc.	6,600	36
Texas Roadhouse, Inc., Class A*	12,600	137
Tractor Supply Co.*	8,797	363
Tuesday Morning Corp.*	7,500	25
Tween Brands, Inc.*	7,100	47
Ulta Salon Cosmetics & Fragrance, Inc.*	6,123	68
Wet Seal (The), Inc., Class A*	26,965	83
World Fuel Services Corp.	7,217	298
Zale Corp.*	9,200	32
Zumiez, Inc.*	6,087	49

		11,262

Savings & Loans - 1.3%
Abington Bancorp, Inc.	6,947	55
Astoria Financial Corp.	23,045	198
BankFinancial Corp.	6,705	59
Beneficial Mutual Bancorp, Inc.*	9,958	96
Berkshire Hills Bancorp, Inc.	4,161	86
Brookline Bancorp, Inc.	16,103	150
Cape Bancorp, Inc.*	1,600	14
Clifton Savings Bancorp, Inc.	2,500	27
Danvers Bancorp, Inc.	5,200	70
Dime Community Bancshares	8,106	74
ESB Financial Corp.	1,353	18
ESSA Bancorp, Inc.	4,946	68
First Defiance Financial Corp.	1,206	16
First Financial Holdings, Inc.	3,932	37
First Financial Northwest, Inc.	4,500	35
Flagstar Bancorp, Inc.*	15,400	10
Flushing Financial Corp.	6,647	62
Home Bancorp, Inc.*	1,400	17
Home Federal Bancorp, Inc. of Idaho	3,083	31
Investors Bancorp, Inc.*	13,407	123
Kearny Financial Corp.	4,000	46
Meridian Interstate Bancorp, Inc.*	1,300	10
NASB Financial, Inc.	800	23
NewAlliance Bancshares, Inc.	28,645	329
Northfield Bancorp, Inc.	3,746	43
Northwest Bancorp, Inc.	5,330	100
OceanFirst Financial Corp.	1,300	16
Oritani Financial Corp.*	2,600	36
Provident Financial Services, Inc.	16,611	151
Provident New York Bancorp	10,479	85
Rockville Financial, Inc.	2,200	24
Roma Financial Corp.	3,273	42
United Financial Bancorp, Inc.	5,000	69
ViewPoint Financial Group	2,600	40
Waterstone Financial, Inc.*	1,700	5
Westfield Financial, Inc.	9,753	88
WSFS Financial Corp.	1,981	54

		2,407

Semiconductors - 3.1%
Actel Corp.*	7,558	81
Advanced Analogic Technologies, Inc.*	13,032	60
Amkor Technology, Inc.*	26,900	127
Anadigics, Inc.*	16,200	68
Applied Micro Circuits Corp.*	17,075	139
ATMI, Inc.*	7,800	121
Brooks Automation, Inc.*	14,644	66
Cabot Microelectronics Corp.*	6,438	182
Cavium Networks, Inc.*	8,598	144
Ceva, Inc.*	4,100	36

EQUITY INDEX FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1% continued
Semiconductors - 3.1% continued
Cirrus Logic, Inc.*	18,521	$83
Cohu, Inc.	7,002	63
Diodes, Inc.*	7,737	121
DSP Group, Inc.*	5,300	36
EMCORE Corp.*	22,300	28
Emulex Corp.*	20,200	197
Entegris, Inc.*	31,577	86
Entropic Communications, Inc.*	11,180	25
Exar Corp.*	10,790	78
Formfactor, Inc.*	11,868	205
Hittite Microwave Corp.*	5,547	193
Intellon Corp.*	3,924	17
IXYS Corp.	6,939	70
Kopin Corp.*	19,499	72
Kulicke & Soffa Industries, Inc.*	16,400	56
Lattice Semiconductor Corp.*	35,024	66
Micrel, Inc.	13,391	98
Microsemi Corp.*	19,700	272
Microtune, Inc.*	12,800	30
MIPS Technologies, Inc.*	13,572	41
MKS Instruments, Inc.*	11,400	150
Monolithic Power Systems, Inc.*	8,168	183
Netlogic Microsystems, Inc.*	4,300	157
Omnivision Technologies, Inc.*	12,100	126
Pericom Semiconductor Corp.*	7,700	65
Photronics, Inc.*	12,140	49
PLX Technology, Inc.*	7,200	27
Power Integrations, Inc.	6,772	161
Rubicon Technology, Inc.*	3,300	47
Rudolph Technologies, Inc.*	9,226	51
Semitool, Inc.*	6,100	28
Semtech Corp.*	14,900	237
Sigma Designs, Inc.*	7,271	117
Silicon Image, Inc.*	22,431	52
Skyworks Solutions, Inc.*	41,656	407
Standard Microsystems Corp.*	6,000	123
Supertex, Inc.*	3,300	83
Techwell, Inc.*	5,080	43
Tessera Technologies, Inc.*	12,001	303
TriQuint Semiconductor, Inc.*	39,233	208
Ultratech, Inc.*	6,874	85
Veeco Instruments, Inc.*	8,800	102
Volterra Semiconductor Corp.*	6,500	85
White Electronic Designs Corp.*	2,797	13
Zoran Corp.*	13,153	143

		5,906

Shipbuilding - 0.0%
Todd Shipyards Corp.	804	13

Software - 4.8%
Accelrys, Inc.*	8,859	52
ACI Worldwide, Inc.*	9,717	136
Actuate Corp.*	13,072	62
Acxiom Corp.	16,345	144
Advent Software, Inc.*	4,200	138
American Reprographics Co.*	9,640	80
American Software, Inc., Class A	3,900	22
AMICAS, Inc.*	5,624	16
ArcSight, Inc.*	5,100	91
Ariba, Inc.*	21,250	209
Athenahealth, Inc.*	8,766	324
Avid Technology, Inc.*	6,900	93
Blackbaud, Inc.	10,216	159
Blackboard, Inc.*	8,000	231
Bottomline Technologies, Inc.*	5,500	50
Bowne & Co., Inc.	7,804	51
Callidus Software, Inc.*	5,900	17
CommVault Systems, Inc.*	11,184	185
Computer Programs & Systems, Inc.	2,802	107
Concur Technologies, Inc.*	10,132	315
CSG Systems International, Inc.*	9,903	131
DemandTec, Inc.*	4,100	36
Digi International, Inc.*	7,266	71
DivX, Inc.*	6,300	35
Double-Take Software, Inc.*	5,200	45
Ebix, Inc.*	1,900	60
Eclipsys Corp.*	14,000	249
Epicor Software Corp.*	14,000	74
EPIQ Systems, Inc.*	8,825	135
Fair Isaac Corp.	11,735	181
FalconStor Software, Inc.*	10,262	49
GSE Systems, Inc.*	2,624	18
infoGROUP, Inc.*	7,550	43
Informatica Corp.*	22,300	383
Innerworkings, Inc.*	7,294	35
Interactive Intelligence, Inc.*	3,858	47
JDA Software Group, Inc.*	7,000	105
Lawson Software, Inc.*	33,063	184
Mantech International Corp., Class A*	5,300	228

NORTHERN FUNDS QUARTERLY REPORT    21    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND    continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1% continued
Software - 4.8% continued
MedAssets, Inc.*	10,683	$208
MicroStrategy, Inc., Class A*	2,400	121
Monotype Imaging Holdings, Inc.*	4,402	30
MSC.Software Corp.*	10,400	69
NetSuite, Inc.*	3,464	41
Omnicell, Inc.*	8,890	96
Omniture, Inc.*	16,603	209
OpenTV Corp., Class A*	18,700	25
OPNET Technologies, Inc.	2,500	23
Parametric Technology Corp.*	28,569	334
Pegasystems, Inc.	4,100	108
Phase Forward, Inc.*	11,625	176
Phoenix Technologies Ltd.*	7,200	20
Progress Software Corp.*	9,600	203
PROS Holdings, Inc.*	3,930	32
QAD, Inc.	2,900	9
Quality Systems, Inc.	5,793	330
Quest Software, Inc.*	16,600	231
Renaissance Learning, Inc.	2,300	21
RightNow Technologies, Inc.*	6,600	78
Rosetta Stone, Inc.*	1,874	51
Schawk, Inc.	3,500	26
Seachange International, Inc.*	9,309	75
Smith Micro Software, Inc.*	8,300	81
SolarWinds, Inc.*	2,323	38
Solera Holdings, Inc.*	17,231	438
SPSS, Inc.*	5,081	170
Synchronoss Technologies, Inc.*	5,472	67
SYNNEX Corp.*	4,700	117
Take-Two Interactive Software, Inc.	19,517	185
Taleo Corp., Class A*	7,466	136
THQ, Inc.*	17,725	127
Trident Microsystems, Inc.*	20,347	35
Tyler Technologies, Inc.*	9,022	141
Ultimate Software Group, Inc.*	6,647	161
VeriFone Holdings, Inc.*	17,397	131
Wind River Systems, Inc.*	18,267	209

		9,143

Storage/Warehousing - 0.1%
Mobile Mini, Inc.*	9,689	142

Telecommunications - 4.8%
3Com Corp.*	98,701	465
Acme Packet, Inc.*	9,047	92
Adaptec, Inc.*	28,000	74
ADC Telecommunications, Inc.*	23,581	188
Adtran, Inc.	14,200	305
Airvana, Inc.*	7,963	51
Alaska Communications Systems Group, Inc.	12,727	93
Anaren, Inc.*	4,300	76
Anixter International, Inc.*	7,265	273
Applied Signal Technology, Inc.	3,803	97
Arris Group, Inc.*	30,866	375
Aruba Networks, Inc.*	14,135	124
Atheros Communications, Inc.*	14,972	288
Atlantic Tele-Network, Inc.	2,559	101
BigBand Networks, Inc.*	7,583	39
Black Box Corp.	4,770	160
Cbeyond, Inc.*	6,300	90
Centennial Communications Corp.*	20,199	169
Cincinnati Bell, Inc.*	56,678	161
Comtech Telecommunications Corp.*	6,725	214
Consolidated Communications Holdings, Inc.	6,956	81
CPI International, Inc.*	1,900	16
D&E Communications, Inc.	4,479	46
DigitalGlobe, Inc.*	3,725	71
EMS Technologies, Inc.*	4,496	94
Extreme Networks, Inc.*	26,831	54
Fairpoint Communications, Inc.	26,810	16
Fibernet Telecom Group, Inc.*	2,172	27
General Communication, Inc., Class A*	10,700	74
GeoEye, Inc.*	5,121	121
Global Crossing Ltd.*	6,430	59
Globecomm Systems, Inc.*	4,000	29
Harmonic, Inc.*	23,024	136
Harris Stratex Networks, Inc., Class A*	15,700	102
Hickory Tech Corp.	1,747	13
Hughes Communications, Inc.*	1,800	41
Infinera Corp.*	21,766	199
InterDigital, Inc.*	11,135	272
Iowa Telecommunications Services, Inc.	9,367	117
iPCS, Inc.*	4,851	73
IPG Photonics Corp.*	5,006	55
Ixia*	10,200	69
Knology, Inc.*	8,543	74
KVH Industries, Inc.*	2,274	15
Loral Space & Communications, Inc.*	3,000	77
MasTec, Inc.*	12,534	147

EQUITY INDEX FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1% continued
Telecommunications - 4.8% continued
Netgear, Inc.*	9,396	$135
Network Equipment Technologies, Inc.*	5,136	22
Neutral Tandem, Inc.*	8,291	245
Novatel Wireless, Inc.*	8,500	77
NTELOS Holdings Corp.	6,900	127
Oplink Communications, Inc.*	6,072	69
Opnext, Inc.*	4,732	10
PAETEC Holding Corp.*	29,587	80
Parkervision, Inc.*	5,400	16
Plantronics, Inc.	11,883	225
Polycom, Inc.*	21,355	433
Powerwave Technologies, Inc.*	37,000	60
Preformed Line Products Co.	500	22
Premiere Global Services, Inc.*	14,300	155
RCN Corp.*	10,451	62
RF Micro Devices, Inc.*	65,696	247
SAVVIS, Inc.*	9,000	103
Shenandoah Telecommunications Co.	6,622	134
ShoreTel, Inc.*	10,178	81
Sonus Networks, Inc.*	47,300	76
Starent Networks Corp.*	9,606	234
SureWest Communications*	2,583	27
Switch & Data Facilities Co., Inc.*	5,078	60
Sycamore Networks, Inc.*	45,252	142
Symmetricom, Inc.*	12,778	74
Syniverse Holdings, Inc.*	16,646	267
Tekelec*	16,131	271
USA Mobility, Inc.	6,707	86
UTStarcom, Inc.*	25,300	41
Viasat, Inc.*	7,132	183
Virgin Mobile USA, Inc., Class A*	8,683	35

		9,312

Textiles - 0.1%
G&K Services, Inc., Class A	5,202	110
Unifirst Corp. of Massachusetts	3,897	145

		255

Toys, Games & Hobbies - 0.1%
Jakks Pacific, Inc.*	7,874	101
Leapfrog Enterprises, Inc.*	11,516	26
RC2 Corp.*	4,909	65

		192

Transportation - 1.9%
Air Transport Services Group, Inc.*	16,409	38
American Commercial Lines, Inc.*	2,757	43
Arkansas Best Corp.	6,025	159
Atlas Air Worldwide Holdings, Inc.*	3,948	92
Bristow Group, Inc.*	7,078	210
CAI International, Inc.*	1,400	7
Celadon Group, Inc.*	6,710	56
DHT Maritime, Inc.	13,500	70
Dynamex, Inc.*	3,065	47
Eagle Bulk Shipping, Inc.	12,300	58
Forward Air Corp.	7,650	163
Genco Shipping & Trading Ltd.	6,192	135
General Maritime Corp.	11,276	112
Genesee & Wyoming, Inc., Class A*	8,330	221
Golar LNG Ltd.	8,500	73
Gulfmark Offshore, Inc.*	5,300	146
Heartland Express, Inc.	12,845	189
Horizon Lines, Inc., Class A	9,633	37
HUB Group, Inc., Class A*	9,000	186
International Shipholding Corp.	1,942	52
Knight Transportation, Inc.	13,713	227
Knightsbridge Tankers Ltd.	4,900	67
Marten Transport Ltd.*	4,523	94
Nordic American Tanker Shipping	10,310	328
Old Dominion Freight Line, Inc.*	6,672	224
Pacer International, Inc.	12,019	27
Patriot Transportation Holding, Inc.*	400	29
PHI, Inc.*	3,100	53
Saia, Inc.*	3,900	70
Ship Finance International Ltd.	11,300	125
TBS International Ltd., Class A*	4,235	33
Teekay Tankers Ltd., Class A	3,800	35
Ultrapetrol Bahamas Ltd.*	7,100	31
Universal Truckload Services, Inc.	1,500	23
USA Truck, Inc.*	1,099	15
Werner Enterprises, Inc.	9,900	179
YRC Worldwide, Inc.*	15,000	26

		3,680

Trucking & Leasing - 0.1%
Aircastle Ltd.	10,800	79
AMERCO, Inc.*	2,200	82
Greenbrier Cos., Inc.	5,181	37
TAL International Group, Inc.	3,400	37
Textainer Group Holdings Ltd.	2,000	23

		258

NORTHERN FUNDS QUARTERLY REPORT    23    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND    continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1% continued
Water - 0.4%
American States Water Co.	5,297	$183
Artesian Resources Corp., Class A	297	5
California Water Service Group	5,000	184
Connecticut Water Service, Inc.	1,300	28
Consolidated Water Co., Inc.	4,200	67
Middlesex Water Co.	4,771	69
Pennichuck Corp.	380	9
Pico Holdings, Inc.*	5,173	148
SJW Corp.	3,960	90
Southwest Water Co.	7,297	40
York Water Co.	1,683	26

		849

Total Common Stocks

(Cost $241,466)		190,707
INVESTMENT COMPANIES - 0.0%
Kayne Anderson Energy Development Co.	3,293	44

Total Investment Companies

(Cost $72)		44
RIGHTS - 0.0%
Sealy Corp.*	10,200	22

Total Rights

(Cost $ — )		22

	NUMBER OF WARRANTS
WARRANTS - 0.0%
Krispy Kreme Doughnuts, Inc., Exp. 3/2/12, Strike $12.21*	429	—
Lantronix, Inc., Exp. 2/9/11*	141	—
Total Warrants

(Cost $ — )		—

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INVESTMENTS - 2.0%
BNP Paribas, Grand Cayman, Eurodollar Time Deposit,
0.08%, 7/1/09	$3,220	3,220
U.S. Treasury Bill,
0.29%, 11/19/09(1)	620	619

Total Short-Term Investments

(Cost $3,839)		3,839

Total Investments - 101.1%

(Cost $245,377)		194,612
Liabilities less Other Assets - (1.1)%		(2,158)

NET ASSETS - 100.0%		$192,454

(1)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2009, the Small Cap Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (000S)
Russell 2000 Mini	34	$1,724	Long	9/09	$11

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

EQUITY INDEX FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Small Cap Index Fund’s investments and other financial instruments which are carried at fair value, as of June 30, 2009:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$190,707	(1)	$—	$—	$190,707
Investment Companies	44		—	—	44
Rights	22		—	—	22
Warrants	—		—	—	—
Short-Term Investments	—		3,839	—	3,839

Total Investments	$190,773		$3,839	$—	$194,612

Other Financial Instruments*	$11		$—	$—	$11

(1)	Classifications as defined in the Schedule of Investments.
*	Other financial instruments include futures and forwards, if applicable.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES (000S)
Balance as of 3/31/09	$1
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	—
Net Purchases (Sales)	(1)
Transfers in and/or out of Level 3	—

Balance as of 6/30/09	$—

The amount of change in unrealized gain (loss) due to investments in level 3 securities held at June 30, 2009 was $0.

Federal Tax Information:

At June 30, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$245,377

Gross tax appreciation of investments	$18,298
Gross tax depreciation of investments	(69,063)

Net tax depreciation of investments	$(50,765)

NORTHERN FUNDS QUARTERLY REPORT    25    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.2%
Advertising - 0.1%
Interpublic Group of Cos. (The), Inc.*	55,935	$283
Omnicom Group, Inc.	43,200	1,364

		1,647

Aerospace/Defense - 2.2%
Boeing (The) Co.	97,468	4,142
General Dynamics Corp.	52,700	2,919
Goodrich Corp.	15,300	765
L-3 Communications Holdings, Inc.	15,400	1,068
Lockheed Martin Corp.	44,646	3,601
Northrop Grumman Corp.	43,398	1,982
Raytheon Co.	54,400	2,417
Rockwell Collins, Inc.	19,500	814
United Technologies Corp.	127,500	6,625

		24,333

Agriculture - 1.9%
Altria Group, Inc.	281,300	4,611
Archer-Daniels-Midland Co.	87,392	2,340
Lorillard, Inc.	23,503	1,593
Philip Morris International, Inc.	261,100	11,389
Reynolds American, Inc.	20,200	780

		20,713

Airlines - 0.1%
Southwest Airlines Co.	96,430	649

Apparel - 0.4%
Coach, Inc.	42,500	1,143
NIKE, Inc., Class B	52,900	2,739
Polo Ralph Lauren Corp.	6,600	353
VF Corp.	11,828	655

		4,890

Auto Manufacturers - 0.4%
Ford Motor Co.*	426,603	2,589
PACCAR, Inc.	49,478	1,609

		4,198

Auto Parts & Equipment - 0.2%
Goodyear Tire & Rubber (The) Co.*	33,558	378
Johnson Controls, Inc.	80,500	1,748

		2,126

Banks - 8.0%
Bank of America Corp.	1,081,303	14,273
Bank of New York Mellon Corp.	161,847	4,744
BB&T Corp.	87,900	1,932
Capital One Financial Corp.	60,203	1,317
Citigroup, Inc.	730,461	2,169
Comerica, Inc.	21,250	449
Fifth Third Bancorp	100,930	717
First Horizon National Corp.*	30,461	365
First Horizon National Corp. - Fractional Shares*	115,436	—
Goldman Sachs Group (The), Inc.	67,152	9,901
Huntington Bancshares, Inc.	77,872	325
JPMorgan Chase & Co.	521,103	17,775
KeyCorp	98,900	518
M&T Bank Corp.	11,900	606
Marshall & Ilsley Corp.	46,499	223
Morgan Stanley	179,818	5,127
Northern Trust Corp.(1) (2)	29,000	1,557
PNC Financial Services Group, Inc.	62,604	2,430
Regions Financial Corp.	160,204	647
State Street Corp.	65,500	3,092
SunTrust Banks, Inc.	63,200	1,040
U.S. Bancorp	256,677	4,600
Wells Fargo & Co.	622,200	15,095
Zions Bancorporation	17,400	201

		89,103

Beverages - 2.5%
Brown-Forman Corp., Class B	11,725	504
Coca-Cola (The) Co.	265,500	12,741
Coca-Cola Enterprises, Inc.	39,500	658
Constellation Brands, Inc., Class A*	26,800	340
Dr Pepper Snapple Group, Inc.*	31,500	668
Molson Coors Brewing Co., Class B	20,700	876
Pepsi Bottling Group, Inc.	19,100	646
PepsiCo, Inc.	209,880	11,535

		27,968

Biotechnology - 1.9%
Amgen, Inc.*	136,736	7,239
Biogen Idec, Inc.*	37,755	1,705
Celgene Corp.*	61,500	2,942
Genzyme Corp.*	37,300	2,076
Gilead Sciences, Inc.*	119,988	5,620
Life Technologies Corp.*	23,433	978
Millipore Corp.*	7,300	512

		21,072

EQUITY INDEX FUNDS    1    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.2% continued
Building Materials - 0.0%
Masco Corp.	47,600	$456

Chemicals - 1.8%
Air Products & Chemicals, Inc.	29,100	1,880
CF Industries Holdings, Inc.	6,700	497
Dow Chemical (The) Co.	144,871	2,338
du Pont (E.I.) de Nemours & Co.	123,477	3,163
Eastman Chemical Co.	8,775	333
Ecolab, Inc.	20,500	799
International Flavors & Fragrances, Inc.	8,600	281
Monsanto Co.	72,982	5,425
PPG Industries, Inc.	22,300	979
Praxair, Inc.	42,100	2,992
Sherwin-Williams (The) Co.	13,100	704
Sigma-Aldrich Corp.	16,900	838

		20,229

Coal - 0.2%
Consol Energy, Inc.	24,200	822
Massey Energy Co.	12,900	252
Peabody Energy Corp.	35,200	1,061

		2,135

Commercial Services - 1.2%
Apollo Group, Inc., Class A*	14,300	1,017
Automatic Data Processing, Inc.	68,700	2,435
Convergys Corp.*	12,900	120
DeVry, Inc.	8,100	405
Donnelley (R.R.) & Sons Co.	29,700	345
Equifax, Inc.	18,000	470
H&R Block, Inc.	42,800	737
Iron Mountain, Inc.*	24,200	696
Mastercard, Inc., Class A	9,500	1,590
Monster Worldwide, Inc.*	19,500	230
Moody’s Corp.	26,104	688
Paychex, Inc.	45,400	1,144
Quanta Services, Inc.*	25,900	599
Robert Half International, Inc.	17,800	420
Total System Services, Inc.	21,996	295
Washington Post (The), Co., Class B	797	281
Western Union (The) Co.	96,423	1,581

		13,053

Computers - 5.5%
Affiliated Computer Services, Inc., Class A*	11,900	528
Apple, Inc.*	119,200	16,978
Cognizant Technology Solutions Corp., Class A*	40,100	1,071
Computer Sciences Corp.*	19,300	855
Dell, Inc.*	236,400	3,246
EMC Corp. of Massachusetts*	265,912	3,483
Hewlett-Packard Co.	319,042	12,331
IBM Corp.	176,340	18,413
Lexmark International, Inc., Class A*	11,600	184
NetApp, Inc.*	46,000	907
SanDisk Corp.*	30,900	454
Sun Microsystems, Inc.*	98,250	906
Teradata Corp.*	22,700	532
Western Digital Corp.*	29,500	782

		60,670

Cosmetics/Personal Care - 2.4%
Avon Products, Inc.	59,044	1,522
Colgate-Palmolive Co.	68,000	4,810
Estee Lauder Cos. (The), Inc., Class A	13,700	448
Procter & Gamble (The) Co.	389,289	19,893

		26,673

Distribution/Wholesale - 0.2%
Fastenal Co.	17,800	591
Genuine Parts Co.	19,250	646
Grainger (W.W.), Inc.	8,700	712

		1,949

Diversified Financial Services - 1.7%
American Express Co.	158,000	3,672
Ameriprise Financial, Inc.	33,660	817
Charles Schwab (The) Corp.	128,500	2,254
CIT Group, Inc.	53,200	114
CME Group, Inc.	9,000	2,800
Discover Financial Services	60,809	624
E*TRADE Financial Corp.*	88,200	113
Federated Investors, Inc., Class B	11,614	280
Franklin Resources, Inc.	20,400	1,469
IntercontinentalExchange, Inc.*	9,700	1,108
Invesco Ltd.	53,915	961
Janus Capital Group, Inc.	24,200	276
Legg Mason, Inc.	20,410	498
NASDAQ OMX Group (The), Inc.*	19,400	413
NYSE Euronext	34,200	932
Price (T. Rowe) Group, Inc.	35,000	1,458

NORTHERN FUNDS QUARTERLY REPORT    2    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND    continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.2% continued
Diversified Financial Services - 1.7% continued
SLM Corp.*	65,400	$672

		18,461

Electric - 3.6%
AES Corp.*	93,200	1,082
Allegheny Energy, Inc.	23,300	598
Ameren Corp.	25,200	627
American Electric Power Co., Inc.	65,940	1,905
CMS Energy Corp.	27,300	330
Consolidated Edison, Inc.	38,800	1,452
Constellation Energy Group, Inc.	26,900	715
Dominion Resources, Inc. of Virginia	81,318	2,718
DTE Energy Co.	19,400	621
Duke Energy Corp.	177,555	2,590
Dynegy, Inc., Class A*	48,407	110
Edison International	46,000	1,447
Entergy Corp.	25,800	2,000
Exelon Corp.	89,724	4,595
FirstEnergy Corp.	42,215	1,636
FPL Group, Inc.	56,300	3,201
Integrys Energy Group, Inc.	7,900	237
Northeast Utilities	19,400	433
Pepco Holdings, Inc.	22,900	308
PG&E Corp.	50,400	1,937
Pinnacle West Capital Corp.	10,300	311
PPL Corp.	48,100	1,585
Progress Energy, Inc.	38,147	1,443
Public Service Enterprise Group, Inc.	68,900	2,248
SCANA Corp.	14,000	455
Southern (The) Co.	107,200	3,340
TECO Energy, Inc.	23,200	277
Wisconsin Energy Corp.	14,600	594
Xcel Energy, Inc.	56,385	1,038

		39,833

Electrical Components & Equipment - 0.3%
Emerson Electric Co.	102,600	3,324
Molex, Inc.	17,675	275

		3,599

Electronics - 0.5%
Agilent Technologies, Inc.*	48,056	976
Amphenol Corp., Class A	20,900	661
FLIR Systems, Inc.*	21,900	494
Jabil Circuit, Inc.	23,500	174
PerkinElmer, Inc.	13,100	228
Thermo Fisher Scientific, Inc.*	57,300	2,336
Waters Corp.*	11,900	613

		5,482

Engineering & Construction - 0.2%
Fluor Corp.	23,200	1,190
Jacobs Engineering Group, Inc.*	16,500	694

		1,884

Entertainment - 0.1%
International Game Technology	42,052	669

Environmental Control - 0.3%
Republic Services, Inc.	42,100	1,028
Stericycle, Inc.*	11,200	577
Waste Management, Inc.	67,973	1,914

		3,519

Food - 2.0%
Campbell Soup Co.	25,600	753
ConAgra Foods, Inc.	57,500	1,096
Dean Foods Co.*	24,400	468
General Mills, Inc.	45,400	2,543
Heinz (H.J.) Co.	43,800	1,564
Hershey (The) Co.	21,900	788
Hormel Foods Corp.	8,700	301
JM Smucker (The) Co.	14,441	703
Kellogg Co.	33,900	1,579
Kraft Foods, Inc., Class A	199,908	5,066
Kroger (The) Co.	86,500	1,907
McCormick & Co., Inc.	15,300	498
Safeway, Inc.	57,000	1,161
Sara Lee Corp.	85,700	836
SUPERVALU, Inc.	27,092	351
Sysco Corp.	81,200	1,825
Tyson Foods, Inc., Class A	35,900	453
Whole Foods Market, Inc.	20,600	391

		22,283

Forest Products & Paper - 0.3%
International Paper Co.	59,093	894
MeadWestvaco Corp.	20,343	334
Plum Creek Timber Co., Inc.	22,500	670
Weyerhaeuser Co.	28,740	874

		2,772

EQUITY INDEX FUNDS    3    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.2% continued
Gas - 0.3%
Centerpoint Energy, Inc.	47,722	$529
Nicor, Inc.	6,800	235
NiSource, Inc.	35,100	409
Sempra Energy	34,171	1,696

		2,869

Hand/Machine Tools - 0.1%
Black & Decker Corp.	9,000	258
Snap-On, Inc.	6,250	180
Stanley Works (The)	9,500	321

		759

Healthcare - Products - 3.9%
Bard (C.R.), Inc.	12,400	923
Baxter International, Inc.	82,500	4,369
Becton, Dickinson & Co.	32,800	2,339
Boston Scientific Corp.*	200,000	2,028
DENTSPLY International, Inc.	19,300	589
Hospira, Inc.*	19,980	770
Intuitive Surgical, Inc.*	5,300	867
Johnson & Johnson	367,900	20,897
Medtronic, Inc.	151,700	5,293
Patterson Cos., Inc.*	12,500	271
St. Jude Medical, Inc.*	46,700	1,919
Stryker Corp.	31,200	1,240
Varian Medical Systems, Inc.*	16,200	569
Zimmer Holdings, Inc.*	28,140	1,199

		43,273

Healthcare - Services - 1.2%
Aetna, Inc.	59,292	1,485
CIGNA Corp.	34,300	826
Coventry Health Care, Inc.*	18,355	344
DaVita, Inc.*	12,400	613
Humana, Inc.*	22,800	736
Laboratory Corp. of America Holdings*	15,200	1,030
Quest Diagnostics, Inc.	19,700	1,112
Tenet Healthcare Corp.*	55,700	157
UnitedHealth Group, Inc.	157,800	3,942
WellPoint, Inc.*	65,983	3,358

		13,603

Holding Companies - Diversified - 0.0%
Leucadia National Corp.*	22,100	466

Home Builders - 0.1%
Centex Corp.	19,900	168
D.R. Horton, Inc.	37,800	354
KB Home	10,372	142
Lennar Corp., Class A	20,500	199
Pulte Homes, Inc.	32,200	284

		1,147

Home Furnishings - 0.1%
Harman International Industries, Inc.	8,400	158
Whirlpool Corp.	10,206	434

		592

Household Products/Wares - 0.5%
Avery Dennison Corp.	12,500	321
Clorox Co.	19,600	1,094
Fortune Brands, Inc.	20,800	723
Kimberly-Clark Corp.	56,936	2,985

		5,123

Housewares - 0.0%
Newell Rubbermaid, Inc.	31,808	331

Insurance - 2.3%
Aflac, Inc.	63,300	1,968
Allstate (The) Corp.	71,814	1,752
American International Group, Inc.	357,489	415
AON Corp.	38,475	1,457
Assurant, Inc.	14,000	337
Chubb Corp.	48,500	1,934
Cincinnati Financial Corp.	20,789	465
Genworth Financial, Inc., Class A	58,700	410
Hartford Financial Services Group, Inc.	45,600	541
Lincoln National Corp.	40,332	694
Loews Corp.	46,213	1,266
Marsh & McLennan Cos., Inc.	72,400	1,458
MBIA, Inc.*	23,250	101
Metlife, Inc.	108,200	3,247
Principal Financial Group, Inc.	42,100	793
Progressive (The) Corp.*	86,752	1,311
Prudential Financial, Inc.	61,100	2,274
Torchmark Corp.	11,500	426
Travelers Cos. (The), Inc.	80,213	3,292
Unum Group	42,161	669
XL Capital Ltd., Class A	45,259	519

		25,329

Internet - 2.4%
Akamai Technologies, Inc.*	22,600	433

NORTHERN FUNDS QUARTERLY REPORT    4    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND    continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.2% continued
Internet - 2.4% continued
Amazon.com, Inc.*	42,839	$3,584
eBay, Inc.*	147,124	2,520
Expedia, Inc.*	29,088	440
Google, Inc., Class A*	32,045	13,510
McAfee, Inc.*	19,400	819
Symantec Corp.*	112,224	1,746
VeriSign, Inc.*	27,400	506
Yahoo!, Inc.*	189,200	2,963

		26,521

Iron/Steel - 0.3%
AK Steel Holding Corp.	15,600	299
Allegheny Technologies, Inc.	13,932	487
Nucor Corp.	40,800	1,813
United States Steel Corp.	19,900	711

		3,310

Leisure Time - 0.2%
Carnival Corp.	59,996	1,546
Harley-Davidson, Inc.	32,100	520

		2,066

Lodging - 0.2%
Marriott International, Inc., Class A	37,839	835
Starwood Hotels & Resorts
Worldwide, Inc.	25,600	568
Wyndham Worldwide Corp.	24,561	298
Wynn Resorts Ltd.*	9,819	347

		2,048

Machinery - Construction & Mining - 0.2%
Caterpillar, Inc.	79,500	2,627

Machinery - Diversified - 0.4%
Cummins, Inc.	25,700	905
Deere & Co.	57,000	2,277
Flowserve Corp.	7,900	551
Manitowoc Co. (The), Inc.	16,100	85
Rockwell Automation, Inc.	18,800	604

		4,422

Media - 2.3%
CBS Corp., Class B	84,874	587
Comcast Corp., Class A	388,381	5,628
DIRECTV Group (The), Inc.*	71,900	1,777
Disney (The Walt) Co.	246,203	5,744
Gannett Co., Inc.	33,500	120
McGraw-Hill Cos. (The), Inc.	42,000	1,265
Meredith Corp.	4,100	105
New York Times (The) Co., Class A	13,500	74
News Corp., Class A	313,200	2,853
Scripps Networks Interactive, Inc., Class A	10,000	278
Time Warner Cable, Inc.	47,187	1,494
Time Warner, Inc.	157,966	3,979
Viacom, Inc., Class B*	81,274	1,845

		25,749

Metal Fabrication/Hardware - 0.1%
Precision Castparts Corp.	17,900	1,307

Mining - 0.7%
Alcoa, Inc.	126,912	1,311
Freeport-McMoRan Copper & Gold, Inc.	54,472	2,730
Newmont Mining Corp.	66,377	2,713
Titanium Metals Corp.	14,200	130
Vulcan Materials Co.	16,548	713

		7,597

Miscellaneous Manufacturing - 3.2%
3M Co.	94,200	5,662
Cooper Industries Ltd., Class A	22,000	683
Danaher Corp.	34,400	2,124
Dover Corp.	25,400	841
Eastman Kodak Co.	33,200	98
Eaton Corp.	22,000	981
General Electric Co.	1,414,245	16,575
Honeywell International, Inc.	98,512	3,093
Illinois Tool Works, Inc.	52,900	1,975
ITT Corp.	22,500	1,001
Leggett & Platt, Inc.	20,400	311
Pall Corp.	13,966	371
Parker Hannifin Corp.	21,987	945
Textron, Inc.	37,200	359

		35,019

Office/Business Equipment - 0.1%
Pitney Bowes, Inc.	24,200	531
Xerox Corp.	108,396	702

		1,233

Oil & Gas - 10.2%
Anadarko Petroleum Corp.	65,612	2,978
Apache Corp.	45,506	3,283
Cabot Oil & Gas Corp.	14,500	444
Chesapeake Energy Corp.	75,300	1,493

EQUITY INDEX FUNDS    5    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.2% continued
Oil & Gas - 10.2% continued
Chevron Corp.	267,532	$17,724
ConocoPhillips	200,046	8,414
Denbury Resources, Inc.*	31,900	470
Devon Energy Corp.	59,900	3,265
Diamond Offshore Drilling, Inc.	10,000	831
ENSCO International, Inc.	20,300	708
EOG Resources, Inc.	34,300	2,330
EQT Corp.	16,400	573
Exxon Mobil Corp.	652,714	45,631
Hess Corp.	37,800	2,032
Marathon Oil Corp.	96,618	2,911
Murphy Oil Corp.	26,200	1,423
Nabors Industries Ltd.*	39,300	612
Noble Energy, Inc.	23,900	1,409
Occidental Petroleum Corp.	109,656	7,216
Pioneer Natural Resources Co.	15,900	405
Questar Corp.	22,000	683
Range Resources Corp.	20,900	866
Rowan Cos., Inc.	16,800	325
Southwestern Energy Co.*	46,000	1,787
Sunoco, Inc.	17,300	401
Tesoro Corp.	19,800	252
Valero Energy Corp.	75,383	1,273
XTO Energy, Inc.	76,025	2,900

		112,639

Oil & Gas Services - 1.5%
Baker Hughes, Inc.	39,640	1,445
BJ Services Co.	41,100	560
Cameron International Corp.*	27,100	767
FMC Technologies, Inc.*	16,600	624
Halliburton Co.	119,531	2,474
National-Oilwell Varco, Inc.*	54,700	1,787
Schlumberger Ltd.	159,700	8,641
Smith International, Inc.	29,600	762

		17,060

Packaging & Containers - 0.2%
Ball Corp.	13,500	610
Bemis Co., Inc.	10,800	272
Owens-Illinois, Inc.*	20,800	582
Pactiv Corp.*	16,900	367
Sealed Air Corp.	17,606	325

		2,156

Pharmaceuticals - 6.2%
Abbott Laboratories	208,500	9,808
Allergan, Inc.	39,768	1,892
AmerisourceBergen Corp.	40,036	710
Bristol-Myers Squibb Co.	268,260	5,448
Cardinal Health, Inc.	47,924	1,464
Cephalon, Inc.*	10,100	572
Express Scripts, Inc.*	37,100	2,551
Forest Laboratories, Inc.*	38,000	954
King Pharmaceuticals, Inc.*	36,700	354
Lilly (Eli) & Co.	137,096	4,749
McKesson Corp.	37,441	1,647
Medco Health Solutions, Inc.*	64,336	2,934
Merck & Co., Inc.	284,700	7,960
Mylan, Inc.*	43,300	565
Pfizer, Inc.	900,092	13,501
Schering-Plough Corp.	216,500	5,439
Watson Pharmaceuticals, Inc.*	12,600	425
Wyeth	177,300	8,048

		69,021

Pipelines - 0.3%
El Paso Corp.	87,047	803
Spectra Energy Corp.	83,077	1,406
Williams Cos. (The), Inc.	79,800	1,246

		3,455

Real Estate - 0.0%
CB Richard Ellis Group, Inc., Class A*	34,400	322

Real Estate Investment Trusts - 0.9%
Apartment Investment & Management Co., Class A	20,407	181
AvalonBay Communities, Inc.	11,637	651
Boston Properties, Inc.	19,300	921
Equity Residential	33,500	745
HCP, Inc.	34,039	721
Health Care REIT, Inc.	16,400	559
Host Hotels & Resorts, Inc.	76,300	640
Kimco Realty Corp.	46,400	466
ProLogis	61,835	498
Public Storage	15,546	1,018
Simon Property Group, Inc.	36,405	1,872
Ventas, Inc.	22,000	657
Vornado Realty Trust	21,184	954

		9,883

NORTHERN FUNDS QUARTERLY REPORT    6    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND    continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.2% continued
Retail - 6.2%
Abercrombie & Fitch Co., Class A	12,500	$317
AutoNation, Inc.*	16,185	281
Autozone, Inc.*	5,000	756
Bed Bath & Beyond, Inc.*	35,800	1,101
Best Buy Co., Inc.	44,325	1,485
Big Lots, Inc.*	12,600	265
Costco Wholesale Corp.	59,516	2,720
CVS Caremark Corp.	195,269	6,223
Darden Restaurants, Inc.	18,650	615
Family Dollar Stores, Inc.	19,200	543
GameStop Corp., Class A*	19,800	436
Gap (The), Inc.	60,987	1,000
Home Depot (The), Inc.	224,594	5,307
Kohl’s Corp.*	39,800	1,702
Limited Brands, Inc.	32,700	391
Lowe’s Cos., Inc.	195,000	3,785
Macy’s, Inc.	57,082	671
McDonald’s Corp.	147,500	8,480
Nordstrom, Inc.	23,300	464
Office Depot, Inc.*	41,000	187
O’Reilly Automotive, Inc.*	19,300	735
Penney (J.C.) Co., Inc.	30,300	870
RadioShack Corp.	18,700	261
Sears Holdings Corp.*	7,773	517
Staples, Inc.	98,775	1,992
Starbucks Corp.*	101,900	1,415
Target Corp.	101,000	3,987
Tiffany & Co.	16,000	406
TJX Cos., Inc.	54,800	1,724
Walgreen Co.	131,000	3,851
Wal-Mart Stores, Inc.	297,500	14,411
Yum! Brands, Inc.	61,500	2,050

		68,948

Savings & Loans - 0.2%
Hudson City Bancorp, Inc.	74,000	984
People’s United Financial, Inc.	46,100	693

		1,677

Semiconductors - 2.4%
Advanced Micro Devices, Inc.*	68,800	266
Altera Corp.	42,400	690
Analog Devices, Inc.	36,000	892
Applied Materials, Inc.	178,800	1,961
Broadcom Corp., Class A*	55,700	1,381
Intel Corp.	743,700	12,308
Kla-Tencor Corp.	24,600	621
Linear Technology Corp.	31,800	743
LSI Corp.*	75,600	345
MEMC Electronic Materials, Inc.*	28,100	501
Microchip Technology, Inc.	27,000	609
Micron Technology, Inc.*	106,000	536
National Semiconductor Corp.	27,600	346
Novellus Systems, Inc.*	15,200	254
Nvidia Corp.*	70,850	800
QLogic Corp.*	17,700	224
Teradyne, Inc.*	27,800	191
Texas Instruments, Inc.	167,300	3,564
Xilinx, Inc.	39,200	802

		27,034

Software - 4.1%
Adobe Systems, Inc.*	71,500	2,023
Autodesk, Inc.*	30,900	586
BMC Software, Inc.*	25,000	845
CA, Inc.	55,393	966
Citrix Systems, Inc.*	25,400	810
Compuware Corp.*	32,400	222
Dun & Bradstreet Corp.	6,400	520
Electronic Arts, Inc.*	45,300	984
Fidelity National Information Services, Inc.	25,000	499
Fiserv, Inc.*	21,900	1,001
IMS Health, Inc.	21,004	267
Intuit, Inc.*	45,200	1,273
Microsoft Corp.	1,022,380	24,302
Novell, Inc.*	37,400	169
Oracle Corp.	504,900	10,815
Salesforce.com, Inc.*	13,500	515

		45,797

Telecommunications - 6.4%
American Tower Corp., Class A*	53,100	1,674
AT&T, Inc.	793,293	19,705
CenturyTel, Inc.	15,650	481
Ciena Corp.*	14,257	148
Cisco Systems, Inc.*	775,800	14,461
Corning, Inc.	205,500	3,300
Embarq Corp.	19,796	833
Frontier Communications Corp.	33,800	241
Harris Corp.	16,200	460

EQUITY INDEX FUNDS    7    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.2% continued
Telecommunications - 6.4% continued
JDS Uniphase Corp.*	33,050	$189
Juniper Networks, Inc.*	70,300	1,659
MetroPCS Communications, Inc.*	33,900	451
Motorola, Inc.	300,465	1,992
QUALCOMM, Inc.	220,700	9,976
Qwest Communications International, Inc.	204,355	848
Sprint Nextel Corp.*	378,236	1,819
Tellabs, Inc.*	52,100	299
Verizon Communications, Inc.	381,130	11,712
Windstream Corp.	51,699	432

		70,680

Textiles - 0.0%
Cintas Corp.	18,700	427

Toys, Games & Hobbies - 0.1%
Hasbro, Inc.	18,612	451
Mattel, Inc.	47,441	762

		1,213

Transportation - 1.9%
Burlington Northern Santa Fe Corp.	37,728	2,774
C.H. Robinson Worldwide, Inc.	23,200	1,210
CSX Corp.	51,948	1,799
Expeditors International of Washington, Inc.	29,800	994
FedEx Corp.	40,640	2,260
Norfolk Southern Corp.	49,500	1,865
Ryder System, Inc.	6,500	181
Union Pacific Corp.	66,300	3,452
United Parcel Service, Inc., Class B	133,400	6,669

		21,204

Total Common Stocks

(Cost $1,306,160)		1,077,273

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INVESTMENTS - 2.8%
BNP Paribas, Grand Cayman, Eurodollar Time Deposit,
0.08%, 7/1/09	$25,319	25,319
U.S. Treasury Bill,
0.27%, 11/19/09 (3)	5,050	5,045

Total Short-Term Investments

(Cost $30,363)		30,364

Total Investments - 100.0%

(Cost $1,336,523)		1,107,637
Other Assets less Liabilities - 0.0%		294

NET ASSETS - 100.0%		$1,107,931

(1)	At March 31, 2009, the value of the Fund’s investment in Northern Trust Corp. was approximately $1,483,000 with gross purchases of approximately $223,000 during the quarter ended June 30, 2009. There were no sales during the quarter ended June 30, 2009.
(2)	Investment in affiliate.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2009, the Stock Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED LOSS (000S)
S&P 500 E-mini	661	$30,257	Long	9/09	$(303)

Federal Tax Information:

At June 30,2009, the components of investments for federal incometax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,336,523

Gross tax appreciation of investments	$43,662
Gross tax depreciation of investments	(272,548)

Net tax depreciation of investments	$(228,886)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

NORTHERN FUNDS QUARTERLY REPORT    8    EQUITY INDEX FUNDS

JUNE 30, 2009 (UNAUDITED)

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Stock Index Fund’s investments and other financial instruments which are carried at fair value, as of June 30, 2009:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$1,077,273	(1)	$—	$—	$1,077,273
Short-Term Investments	—		30,364	—	30,364

Total Investments	$1,077,273		$30,364	$—	$1,107,637

Other Financial Instruments*	$(303)		$—	$—	$(303)

(1)	Classifications as defined in the Schedule of Investments.
*	Other financial instruments include futures and forwards, if applicable.

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.3%
California - 91.2%
ABAG Finance Authority for Nonprofit Corp. California COPS VRDB, Series 2000, Episcopal Homes Foundation (Wells Fargo Bank N.A. LOC),
0.20%, 7/9/09	$2,200	$2,200
ABAG Finance Authority for Nonprofit Corp. Multifamily Revenue Refunding VRDB, Series 2002A, Amber Court Apartments (FNMA Gtd.),
0.18%, 7/9/09	6,600	6,600
ABAG Finance Authority for Nonprofit Corp. Revenue VRDB, Series 2007, Oshman Family Jewish Community (Bank of America N.A. LOC),
0.25%, 7/1/09	15,050	15,050
ABAG Finance Authority for Nonprofit Corp. Revenue VRDB, Series 2008, On Lok Senior Health Services (Wells Fargo Bank N.A. LOC),
0.20%, 7/9/09	4,500	4,500
Affordable Housing Agency Multifamily Revenue VRDB, Series 2003A, Westridge Hilltop (FNMA Insured),
0.18%, 7/9/09	4,235	4,235
Alameda-Contra Costa Schools Financing Authority COPS VRDB, Series 2002J, Capital Improvement Project (KBC Bank N.V. LOC),
0.25%, 7/9/09	4,060	4,060
Series 2002K, Capital Improvement Project (KBC Bank N.V. LOC),
0.35%, 7/9/09	2,700	2,700
Antelope Valley-East Kern Water Agency COPS VRDB, Series 2008 A-2 (Wells Fargo Bank N.A. LOC),
0.13%, 7/9/09	6,200	6,200
Bay Area Toll Authority Toll Bridge Revenue VRDB, Series B, San Francisco Bay Area,
0.12%, 7/9/09	4,800	4,800
California Educational Facilities Authority Revenue Bonds, University of Southern California, Series 2003-45A, Soc Gen Municipal Trust Receipts (U.S. Treasuries Escrowed), (1)
0.36%, 7/9/09	5,000	5,000
California Educational Facilities Authority Revenue Tax Exempt CP, Series 1993-B, Carnegie Institution of Washington,
0.65%, 7/2/09	17,500	17,500
California Health Facilities Financing Authority Revenue Bonds, Series 1999A, Sinai Medical Center (U.S. Treasuries Escrowed),
6.13%, 12/1/09	30,695	31,622
California Health Facilities Financing Authority Revenue Bonds, Series B1, Stanford Hospital (FSA Corp. Insured),
0.75%, 7/9/09	2,800	2,800
California Health Facilities Financing Authority Revenue VRDB, Series 2004J, Catholic Healthcare West (Bank of America N.A. LOC),
0.24%, 7/9/09	5,800	5,800
California Health Facilities Financing Authority Revenue VRDB, Series 2006-C, Kaiser Permanente,
0.20%, 7/9/09	14,100	14,100
California Health Facilities Financing Authority Revenue VRDB, Series 2009-B, Adventist Health System-West (U.S. Bank N.A. LOC),
0.13%, 7/1/09	2,400	2,400
California Infrastructure and Economic Development Bank Revenue Refunding VRDB, American National Red Cross (U.S. Bank N.A. LOC),
0.16%, 7/9/09	5,000	5,000
California Infrastructure and Economic Development Bank Revenue VRDB, Series 2008, Pinewood School Project (Comerica Bank LOC),
0.83%, 7/9/09	12,400	12,400
California Infrastructure and Economic Development Bank Revenue VRDB, Series 2008-A, Jewish Community Center (Bank of America N.A. LOC),
0.25%, 7/1/09	11,400	11,400
California Infrastructure and Economic Development Bank Revenue VRDB, Series 2008-F, California Academy (Wells Fargo Bank N.A. LOC),
0.15%, 7/1/09	9,895	9,895

MONEY MARKET FUNDS     1     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND continued

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.3% continued
California - 91.2% continued
California Pollution Control Financing Authority Revenue Refunding Bonds, Series 1996-C, Pacific Gas & Electric Company (JPMorgan Chase Bank LOC),
0.28%, 7/1/09	$2,700	$2,700
California School Cash Reserve Program Authority COPS 2008-2009, Series 2007A, TRANS,
3.00%, 7/6/09	8,000	8,001
California State Department of Water Resources and Power Supply Revenue VRDB, Series 2002B-1 (Bank of New York LOC),
0.13%, 7/1/09	200	200
Series 2002B-2 (BNP Paribas LOC),
0.25%, 7/1/09	29,400	29,400
Series 2002C-7 (FSA Corp. Insured),
0.70%, 7/9/09	6,820	6,820
Subseries G-1 (Bank of Nova Scotia LOC),
0.17%, 7/9/09	1,000	1,000
Subseries G-3 (FSA Corp. Insured),
0.70%, 7/9/09	15,500	15,500
California State Economic Recovery G.O. VRDB, Series 2004C-2,
0.75%, 7/1/09	8,800	8,800
Series 2004C-16 (FSA Corp. Insured),
1.00%, 7/9/09	825	825
California State G.O. VRDB, Series A, Subseries A-3 (Bank of America N.A. LOC),
0.22%, 7/9/09	8,050	8,050
California Statewide Communities Development Authority COPS, Series 1995, Covenant Retirement Communities (Bank of America N.A. LOC),
0.22%, 7/9/09	12,100	12,100
California Statewide Communities Development Authority COPS VRDB, Covenant Retirement Communities (Bank of America N.A. LOC),
0.35%, 7/9/09	15,000	15,000
California Statewide Communities Development Authority Multifamily Housing Revenue Bonds, Series 2680, Putters (JPMorgan Chase Bank LOC), (1)
0.45%, 7/9/09	15,000	15,000
California Statewide Communities Development Authority Multifamily Housing Revenue Refunding VRDB, Series 2005C, Chateau Project (FNMA Insured),
0.19%, 7/9/09	6,000	6,000
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Series A, Pine View Apartments (Citibank N.A. LOC),
0.34%, 7/9/09	3,400	3,400
California Statewide Communities Development Authority Revenue Refunding VRDB, Series 2008, Retirement Housing Foundation (KBC Bank N.V. LOC),
0.22%, 7/9/09	17,860	17,860
California Statewide Communities Development Authority Revenue Refunding VRDB, Series 2008-D, Los Angeles County Museum of Art (Wells Fargo Bank N.A. LOC),
0.15%, 7/1/09	13,900	13,900
California Statewide Communities Development Authority Revenue VRDB, Series 2001, Senior Living Facility (Banco Santander Central Hispano LOC),
0.22%, 7/9/09	2,200	2,200
California Statewide Communities Development Authority Revenue VRDB, Series 2003B, Kaiser Permanente Project,
0.20%, 7/9/09	11,400	11,400
Series 2004L, Kaiser Permanente Project,
0.20%, 7/9/09	6,400	6,400
Series 2004M, Kaiser Permanente Project,
0.20%, 7/9/09	1,400	1,400
California Statewide Communities Development Authority Revenue VRDB, Series 2006, Livermore Valley Arts Center Project (Bank of New York LOC),
0.12%, 7/9/09	5,000	5,000

MONEY MARKET FUNDS     2     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND continued

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.3% continued
California - 91.2% continued
California Statewide Communities Development Authority Revenue VRDB, Series 2007A, Sweep Loan Program (Citibank N.A. LOC),
0.22%, 7/9/09	$9,900	$9,900
California Statewide Communities Development Authority Revenue VRDB, Series 2007-B, Front Porch Communities (Banco Santander Central Hispano LOC),
0.23%, 7/9/09	3,500	3,500
California Statewide Communities Development Authority Revenue VRDB, Series 2008, Goodwill of Santa Cruz (Wells Fargo Bank N.A. LOC),
0.20%, 7/9/09	1,000	1,000
California Statewide Communities Development Authority Revenue VRDB, Series A (Assured Guaranty Insured),
0.21%, 7/9/09	10,000	10,000
Calleguas-Las Virgenes Public Financing Authority Revenue Refunding VRDB, Series 2008-A, Municipal Water District Project (Wells Fargo Bank N.A. LOC),
0.13%, 7/9/09	7,725	7,725
Castaic Lake Water Agency Revenue COPS, Series 2008-A, 1994 Refunding Project (Wells Fargo Bank N.A. LOC),
0.12%, 7/9/09	4,600	4,600
City of Hayward Multifamily Housing Revenue VRDB, Series 1984A, Shorewood Apartment Project (FNMA Gtd.),
0.23%, 7/9/09	15,000	15,000
Covina Redevelopment Agency Multifamily Revenue Refunding VRDB, Series 1994A, Shadowhills Apartments (FNMA LOC),
0.19%, 7/9/09	4,750	4,750
Daly City Multifamily Housing Development Finance Agency Revenue Refunding VRDB, Series 1999A, Serramonte Del Ray (FNMA Gtd.),
0.19%, 7/9/09	8,230	8,230
East Bay Municipal Utility District Wastewater System Revenue Refunding VRDB, Subseries B-1,
0.60%, 7/9/09	6,750	6,750
Subseries B-2,
0.55%, 7/9/09	13,675	13,675
Subseries 2008-A,
0.13%, 7/9/09	3,000	3,000
East Bay Municipal Utility District Water System Revenue Refunding VRDB, Series 2009A-1,
0.35%, 7/2/09	29,500	29,500
Series 2009A-2,
0.60%, 7/2/09	30,525	30,525
Escondido Community Development Multifamily Housing Revenue Refunding VRDB, Series 1992A, Heritage Park Apartments Project (FNMA LOC),
0.20%, 7/9/09	4,250	4,250
Fremont COPS VRDB, Series 2001, Capital Improvement Financing Project (Bank of Nova Scotia LOC),
0.25%, 7/9/09	9,400	9,400
Fresno Multifamily Housing Revenue Refunding VRDB, Series 2001A, Heron Pointe Apartments (FNMA LOC),
0.19%, 7/9/09	4,050	4,050
Golden State Tobacco Securitization Corp. Settlement Revenue Bonds, Citi ROCS RR-II-R-11442 (Assured Guaranty Insured), (1)
0.40%, 7/9/09	23,000	23,000
Grand Terrace Community Redevelopment Multifamily Revenue Bonds, Series 1985A, Mount Vernon Villas Project (FNMA LOC),
0.18%, 7/9/09	12,125	12,125
Hemet Unified School District COPS VRDB, School Facilities Project (State Street Bank & Trust LOC),
0.93%, 7/9/09	4,000	4,000

MONEY MARKET FUNDS     3     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND continued

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.3% continued
California - 91.2% continued
Kings County Housing Authority Multifamily Housing Revenue Refunding VRDB, Series 2001A, Edgewater Isle Apartments (FNMA LOC),
0.19%, 7/9/09	$2,300	$2,300
Lemon Grove Multifamily Housing Revenue Refunding VRDB, Series 2001-A, Hillside Terrace (FNMA Insured),
0.24%, 7/9/09	5,455	5,455
Livermore Multifamily Housing Finance Authority Revenue Refunding VRDB, Series 1992A, Richards Manor Project (FNMA LOC),
0.20%, 7/9/09	4,770	4,770
Livermore Multifamily Housing Revenue Refunding VRDB, Series 1990, Diablo Vista Apartments (FNMA LOC),
0.18%, 7/9/09	4,200	4,200
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue Refunding VRDB, Series 2008-A-1, Property A First Tier,
0.25%, 7/9/09	1,690	1,690
Series 2008 A-2, Property A First Tier,
0.30%, 7/9/09	15,700	15,700
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue Refunding VRDB, Series 2009-A-1, Property C 2nd Senior,
0.18%, 7/1/09	20,000	20,000
Los Angeles County Schools Pooled Financing Program Participation Certificates G.O. TRANS, Series 2009-A,
2.50%, 6/30/10	7,000	7,114
Los Angeles Department of Water and Power Revenue VRDB, Subseries A-3, Power System,
0.20%, 7/9/09	14,700	14,700
Subseries A-4, Power System,
0.20%, 7/9/09	11,500	11,500
Los Angeles Department of Water and Power Waterworks Revenue VRDB, Subseries 2001B-1,
0.17%, 7/9/09	2,400	2,400
Subseries 2001B-3,
0.07%, 7/9/09	7,000	7,000
Los Angeles Multifamily Housing Revenue VRDB, Series 1985, Masselin Manor (Bank of America N.A. LOC),
0.19%, 7/9/09	1,500	1,500
Los Angeles Multifamily Revenue Refunding VRDB, Series 1991 B, Mountainback I Apartments Project (FHLMC LOC),
0.21%, 7/9/09	8,140	8,140
Los Angeles Unified School District G.O. TRANS, Series 2008-A,
3.00%, 7/30/09	27,300	27,332
Los Angeles Wastewater System Revenue Refunding VRDB, Subseries 2008-G (Bank of America N.A. LOC),
0.15%, 7/9/09	3,000	3,000
Manteca Redevelopment Agency Tax Allocation Revenue Refunding VRDB, Sub Amended Merged Project (State Street Bank & Trust LOC),
0.25%, 7/1/09	4,650	4,650
Metropolitan Water District of Southern California Waterworks Revenue Refunding VRDB, Series 2004C,
0.75%, 7/9/09	8,580	8,580
Metropolitan Water District of Southern California Waterworks Revenue VRDB, Series 2000B-3,
0.17%, 7/1/09	7,900	7,900
Series 2001C-2,
0.20%, 7/1/09	6,000	6,000

MONEY MARKET FUNDS     4     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND continued

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.3% continued
California - 91.2% continued
Modesto Multifamily Housing Revenue VRDB, Series 2001A, Shadowbrook Apartments (FNMA Gtd.),
0.23%, 7/9/09	$4,195	$4,195
Northern California Power Agency Revenue Refunding VRDB, Series 2008-A, Hydroelectric Project 1 (Dexia Credit Local LOC),
0.43%, 7/9/09	11,500	11,500
Ontario IDA Revenue Bonds, Series 1985 D, L.D. Brinkman & Co. (Bank of America N.A. LOC),
0.18%, 7/1/09	5,200	5,200
Orange County Development Revenue Refunding Bonds, Series 1997A, Larkspur Canyon Apartments (FNMA LOC),
0.18%, 7/9/09	7,435	7,435
Orange County Development Revenue Refunding VRDB, Issue G of 1998 Series 3, WLCO LF Partners (FNMA LOC),
0.18%, 7/9/09	14,800	14,800
Orange County Housing Development Authority Revenue Refunding VRDB, Series 1998I, Oasis Martinique (FNMA Gtd.),
0.20%, 7/9/09	200	200
Orange County Water District COPS, Series 2003A,
0.12%, 7/9/09	2,700	2,700
Rancho Water District Financing Authority Revenue Refunding Bonds, Series 2008-B (UBS AG LOC),
0.16%, 7/9/09	3,500	3,500
Riverside County COPS, Series 1985-B, Public Facilities Project (State Street Bank & Trust LOC),
0.20%, 7/9/09	6,750	6,750
Series 1985-C, Public Facilities Project (State Street Bank & Trust LOC),
0.20%, 7/9/09	2,100	2,100
Rohnert Park Multifamily Housing Revenue Refunding Bonds, Series 1995A, Crossbrook Apartments (FNMA Gtd.),
0.18%, 7/9/09	7,900	7,900
Roseville Electric System Revenue Refunding COPS VRDB, Series 2008-A (Dexia Credit Local LOC),
1.25%, 7/9/09	7,800	7,800
Sacramento County Multifamily Housing Authority Revenue Refunding VRDB, Series 2004C-2, Seasons of Winter (FHLMC Gtd.),
0.19%, 7/9/09	4,200	4,200
Sacramento County Multifamily Housing Authority Revenue Refunding VRDB, Series A, Bent Tree Apartments (FNMA Gtd.),
0.19%, 7/9/09	6,900	6,900
Sacramento County Multifamily Housing Authority Revenue Refunding VRDB, Series 99, River C (FNMA LOC),
0.18%, 7/9/09	6,400	6,400
Sacramento County Multifamily Housing Revenue Refunding VRDB, Series 2004B, Woodbridge Apartments (FNMA Gtd.),
0.19%, 7/9/09	7,200	7,200
Sacramento County Multifamily Housing Revenue VRDB, Series 2007-B, River Pointe Apartments (FNMA Gtd.),
0.19%, 7/9/09	5,300	5,300
Sacramento County Sanitation District Financing Authority Revenue Refunding VRDB, Series E, Sanitation District, Sub Lien (U.S. Bank N.A. LOC),
0.20%, 7/9/09	5,000	5,000
Salinas Economic Development Revenue VRDB, Series 2007A, Monterey County Public Building (Bank of New York LOC),
0.17%, 7/9/09	7,675	7,675

MONEY MARKET FUNDS     5     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND continued

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.3% continued
California - 91.2% continued
San Bernardino County Multifamily Housing Authority Revenue Refunding VRDB, Montclair Heritage Project (FHLB of San Francisco LOC),
0.19%, 7/9/09	$1,600	$1,600
San Bernardino County Multifamily Housing Authority Revenue Refunding VRDB, Series 1993-A, Alta Loma Heritage (FHLB of San Francisco LOC),
0.19%, 7/9/09	7,264	7,264
San Bernardino County Multifamily Revenue Refunding VRDB, Series 2004A, Housing Mortgage Mountain View (FNMA LOC),
0.18%, 7/9/09	7,110	7,110
San Diego County Regional Transportation Commission Sales Limited Tax Revenue VRDB, Series 2008-A,
0.35%, 7/9/09	14,700	14,700
Series 2008-C,
0.60%, 7/9/09	14,600	14,600
Series 2008-D,
0.70%, 7/9/09	5,600	5,600
San Francisco City and County Airports Commission Revenue Refunding VRDB, Second Series 2008-37D (FSA Corp. Insured),
1.00%, 7/9/09	5,000	5,000
San Francisco City and County Multifamily Housing Revenue Refunding VRDB, Series 2000-A, Post Towers (FHLMC Insured),
0.18%, 7/9/09	7,100	7,100
San Francisco City and County Redevelopment Agency Multifamily Housing Revenue VRDB, Series 1985A, Bayside Village Project (JPMorgan Chase Bank LOC),
0.19%, 7/9/09	8,800	8,800
Series 1985B, Bayside Village Project (JPMorgan Chase Bank LOC),
0.19%, 7/9/09	14,340	14,340
San Jose Multifamily Housing Revenue Refunding VRDB, Series A, Kimberly Woods Apartments (FHLMC LOC),
0.18%, 7/9/09	11,250	11,250
San Leandro Multifamily Housing Revenue VRDB, Series 1989 A, Parkside Commons Apartments (FNMA Collateralized),
0.21%, 7/9/09	7,800	7,800
Santa Clara County Multifamily Housing Authority Housing Revenue VRDB, Series A, Fountains Project (Citibank N.A. LOC),
0.30%, 7/9/09	2,700	2,700
Southern California Public Power Authority Power Project Revenue VRDB, Series 2008-A, Mead Adelanto,
0.15%, 7/1/09	1,710	1,710
State of California G.O. VRDB, Series 2005, Subseries B-6 (KBC Bank N.V. LOC),
0.30%, 7/1/09	38,800	38,800
Tahoe Forest Hospital District Revenue VRDB, Series 2002, Pacer County Health Facility (U.S. Bank N.A. LOC),
0.25%, 7/1/09	1,620	1,620
Upland California Apartment Development Revenue Refunding VRDB, Series 1998-A, Mountain Springs (FNMA Insured),
0.18%, 7/9/09	6,000	6,000
Ventura County TRANS, Series 2008,
3.50%, 7/1/09	10,000	10,000

		1,010,878

Puerto Rico - 8.1%
Commonwealth of Puerto Rico G.O. Refunding VRDB, Series 2007 A-2, Public Improvement (FSA Corp. Insured),
1.25%, 7/9/09	10,000	10,000

MONEY MARKET FUNDS     6     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND continued

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.3% continued
Puerto Rico - 8.1% continued
Commonwealth of Puerto Rico TRANS, Subseries 2009 A1 (Bank of Nova Scotia LOC),
3.00%, 7/30/09	$30,000	$30,032
Subseries 2009 A2 (BNP Paribas LOC),
3.00%, 7/30/09	25,000	25,027
Subseries 2009 A3 (Banco Bilbao Vizcaya Argentaria LOC),
3.00%, 7/30/09	25,000	25,026

		90,085

Total Municipal Investments (Cost $1,100,963)		1,100,963

Total Investments - 99.3% (Cost $1,100,963) (2)		1,100,963

Other Assets less Liabilities - 0.7%		7,265

NET ASSETS - 100.0%		$1,108,228

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933.

These securities may not be publicly sold without registration under the Securities Act of 1933.

(2)	The cost for federal income tax purposes was $1,100,963.

Percentages shown are based on Net Assets.

At June 30, 2009 the industry sectors for the California Municipal Money Market Fund were:

INDUSTRY SECTOR	% OF NET ASSETS
Administration of Environment and Housing and Real Estate	18.7%
Air, Transportation, Water Services and Solid Waste Management	14.6
Educational Services	6.2
Electric Services, Gas and Combined Utilities	11.1
Executive, Legislative and General Government	21.9
Health Services and Residential Care	10.9
Urban and Community Development and Social Services	7.4
All other sectors less than 5%	9.2

Total	100.0%

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the California Municipal Money Market Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2009:

	Level 1 (000S)	Level 2 (000S)		Level 3 (000S)	Total (000S)
California Municipal Money Market Fund	$—	$1,100,963	(1)	$—	$1,100,963

(1)	Classifications as defined in the Schedule of Investments.

MONEY MARKET FUNDS     7     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

ABBREVIATIONS AND OTHER INFORMATION

CALIFORNIA MUNICIPAL MONEY MARKET FUND continued

JUNE 30, 2009 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of the net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

ABAG     Association of Bay Area Governments

COPS     Certificates of Participation

CP    Commercial Paper

FHLB    Federal Home Loan Bank

FHLMC    Federal Home Loan Mortgage Corporation

FNMA    Federal National Mortgage Association

FSA    Financial Security Assurance

G.O.    General Obligation

Gtd.    Guaranteed

IDA    Industrial Development Authority

LOC    Letter of Credit

ROCS    Reset Option Certificates

Soc Gen    Societe Generale

TRANS    Tax and Revenue Anticipation Notes

VRDB    Variable Rate Demand Bonds

MONEY MARKET FUNDS     8     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT - 30.0%
Non-U.S. Depository Institutions - 30.0%
Abbey National PLC, Stamford,
0.50%, 7/30/09	$50,000	$50,000
0.45%, 8/7/09	117,000	117,002
Australia & New Zealand Bank, London Branch,
0.28%, 7/10/09	100,000	100,000
0.28%, 7/23/09	65,000	65,000
Australia & New Zealand Bank, New York Branch,
0.37%, 7/6/09	60,000	60,000
Banco Bilbao Vizcaya Argentaria,
0.60%, 7/29/09	60,000	60,000
0.55%, 8/7/09	50,000	50,000
0.35%, 9/30/09	35,000	35,000
0.41%, 9/30/09	50,000	50,001
Barclays Bank, London Branch,
1.71%, 7/9/09	50,000	50,000
Barclays Bank, New York Branch,
0.45%, 8/14/09	75,000	75,000
1.20%, 11/20/09	140,000	140,000
BNP Paribas S.A., London Branch,
0.77%, 7/2/09	140,000	140,000
0.60%, 8/5/09	75,000	75,000
Credit Agricole S.A., London Branch,
0.77%, 7/17/09	50,000	50,000
0.75%, 7/20/09	40,000	40,000
0.45%, 8/13/09	50,000	50,000
0.42%, 8/19/09	50,000	50,000
0.43%, 9/3/09	40,000	40,000
Deutsche Bank, New York Branch,
0.62%, 7/15/09	35,000	35,000
0.62%, 7/16/09	40,000	40,000
HSBC PLC, London,
1.20%, 7/9/09	60,000	60,000
0.38%, 8/18/09	60,000	60,000
0.39%, 8/19/09	50,000	50,000
Lloyds Bank, London Branch,
1.68%, 7/9/09	50,000	50,000
1.40%, 7/15/09	80,000	80,000
Lloyds Bank, New York Branch,
1.04%, 7/17/09	40,000	40,000
1.11%, 11/30/09	40,000	40,000
National Australia Bank, London Branch,
0.61%, 7/14/09	50,000	50,000
0.48%, 8/7/09	100,000	100,000
0.51%, 12/18/09	40,000	40,001
Nordea Bank Finland, New York,
0.25%, 7/13/09	50,000	50,000
0.30%, 8/17/09	80,000	80,000
Rabobank Nederland, New York Branch,
0.55%, 11/23/09	87,500	87,500
0.55%, 12/1/09	40,000	40,000
Royal Bank of Scotland, London Branch,
1.86%, 7/9/09	60,000	60,000
Royal Bank of Scotland, New York Branch,
1.55%, 7/14/09	80,000	80,000
1.27%, 11/27/09	40,000	40,000
1.21%, 12/29/09	50,000	50,000
1.20%, 12/30/09	30,000	30,000

MONEY MARKET FUNDS     1     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND continued

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT - 30.0% continued
Non-U.S. Depository Institutions - 30.0% continued
Societe Generale, London Branch,
0.79%, 7/1/09	$50,000	$50,000
0.80%, 7/9/09	30,000	30,000
0.39%, 10/1/09	30,000	30,000
Societe Generale, New York Branch,
0.60%, 8/11/09	30,000	30,000
Westpac Banking Corp.,
0.48%, 8/6/09	75,000	75,000

Total Certificates of Deposit (Cost $2,674,504)		2,674,504

COMMERCIAL PAPER - 17.3%
Electronic and Other Electronic Components - 0.5%
General Electric Capital Services, Inc.,
0.55%, 8/3/09	50,000	49,975

Multi-Seller Conduits - 15.0%
Barton Capital Corp.,
0.25%, 7/13/09	50,000	49,996
Chariot Funding LLC,
0.28%, 7/17/09 (1)	37,391	37,386
0.30%, 7/21/09	16,315	16,312
0.29%, 7/29/09	23,498	23,493
Edison Asset Securitization,
0.27%, 7/8/09	48,877	48,874
Enterprise Funding LLC,
0.27%, 7/10/09	50,000	49,997
Fairway Finance Corp.,
0.27%, 7/13/09	30,000	29,997
0.28%, 7/23/09 (1)	26,028	26,023
Jupiter Securitization Corp.,
0.23%, 7/1/09	31,012	31,012
0.25%, 7/6/09	50,000	49,998
0.26%, 7/7/09	75,000	74,997
0.26%, 7/8/09 (1)	73,529	73,525
Kitty Hawk Funding Corp.,
0.27%, 7/14/09	50,000	49,995
0.28%, 7/20/09 (1)	30,000	29,996
Liberty Street Funding Co.,
0.29%, 7/10/09 (1)	45,000	44,997
0.29%, 7/20/09	44,000	43,993
Park Avenue Receivables, (1)
0.28%, 7/9/09	30,000	29,998
Ranger Funding Company LLC,
0.27%, 7/10/09	33,365	33,363
0.28%, 7/14/09	123,110	123,098
Sheffield Receivables Corp.,
0.25%, 7/6/09	20,000	19,999
0.25%, 7/8/09	30,000	29,999
0.25%, 7/10/09	100,000	99,994
0.27%, 7/14/09	50,000	49,995
0.28%, 7/23/09	40,000	39,993
Thames Asset Global Securitization Number One, Inc.,
0.77%, 7/7/09	165,000	164,979
0.45%, 7/15/09	65,001	64,990

		1,336,999

Non-U.S. Bank - Non-U.S. Government - 1.4%
Danske Corp., Sovereign Gtd.,
1.05%, 7/20/09	57,000	56,968
1.17%, 7/28/09	30,000	29,974
1.50%, 8/17/09	35,000	34,932

		121,874

MONEY MARKET FUNDS     2     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND continued

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER - 17.3% continued
Non-U.S. Depository Institutions - 0.4%
Westpac Capital Corp.,
0.34%, 9/8/09	$40,000	$39,974

Total Commercial Paper (Cost $1,548,822)		1,548,822

CORPORATE NOTES/BONDS - 6.0%
Bank Holding Companies - 2.3%
Citigroup, Inc., FDIC Gtd., FRN,
0.94%, 8/5/09	100,000	100,000
JPMorgan Chase & Co., FDIC Gtd., FRN,
1.36%, 7/1/09	100,000	100,000

		200,000

Non-Depository Personal Credit - 0.7%
General Electric Capital Corp., FRN,
0.36%, 7/24/09	65,000	65,000

Supranational - 1.1%
International Bank for Reconstruction & Development,
0.73%, 6/10/11	100,000	100,000

U.S. Depository Institutions - 1.9%
Bank of America N.A., FDIC Gtd.,
0.66%, 9/14/09, FRN	100,000	100,000
1.05%, 1/22/10	70,000	70,000

		170,000

Total Corporate Notes/Bonds (Cost $535,000)		535,000

EURODOLLAR TIME DEPOSITS - 9.7%
Non-U.S. Depository Institutions - 8.1%
Banco Santander Centrale Hispano, Madrid,
0.27%, 7/1/09	325,000	325,000
Danske Bank, Copenhagen, Denmark,
0.31%, 7/1/09	125,000	125,000
Nordea Bank Finland, Helsinki,
0.30%, 7/1/09	95,000	95,000
UBS AG, Grand Cayman,
0.31%, 7/1/09	175,000	175,000

		720,000

U.S. Depository Institutions - 1.6%
Wells Fargo Bank, N.A., San Francisco, Grand Cayman,
0.08%, 7/1/09	150,000	150,000

Total Eurodollar Time Deposits (Cost $870,000)		870,000

PROMISSORY NOTE - 1.4%
Security, Commodity, Brokers/Dealers - 1.4%
Goldman Sachs Group, FDIC Insured,
0.45%, 9/25/09	125,000	125,000

Total Promissory Note (Cost $125,000)		125,000

U.S. GOVERNMENT AGENCIES - 20.9% (2)
Fannie Mae - 2.5%
FNMA Discount Notes,
2.90%, 7/13/09	40,000	39,961
0.61%, 9/8/09	25,000	24,971
1.00%, 12/1/09	20,000	19,915
0.85%, 12/21/09	20,000	19,918
FNMA FRN,
1.03%, 7/13/09	45,000	44,971
0.97%, 8/5/09	40,000	39,978
FNMA Note,
5.13%, 7/13/09	35,000	35,025

		224,739

MONEY MARKET FUNDS     3     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND continued

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 20.9% (2) continued
Federal Home Loan Bank - 13.7%
FHLB Bonds,
1.05%, 2/23/10	$25,000	$24,983
1.05%, 3/5/10	10,000	9,996
1.10%, 3/10/10	50,000	49,981
4.38%, 3/17/10	40,670	41,580
0.90%, 4/7/10	40,000	39,982
0.88%, 4/15/10	50,000	50,000
0.82%, 4/28/10	25,000	24,996
0.80%, 4/30/10	30,000	30,010
0.80%, 5/17/10	30,000	29,984
0.55%, 6/10/10	35,000	34,981
0.70%, 6/23/10	32,500	32,500
0.70%, 6/25/10	32,000	32,000
FHLB Discount Notes,
0.45%, 7/13/09	30,000	29,996
1.12%, 12/8/09	150,000	149,253
0.85%, 12/11/09	75,000	74,711
0.75%, 1/12/10	25,000	24,898
1.00%, 2/10/10	20,000	19,876
1.00%, 2/23/10	40,000	39,737
1.00%, 3/4/10	45,000	44,692
FHLB FRN,
0.53%, 7/1/09	50,000	50,000
0.65%, 7/1/09	100,000	100,000
0.72%, 7/1/09	40,000	40,000
0.79%, 7/1/09	40,000	40,000
0.82%, 7/1/09	75,000	75,000
0.85%, 7/1/09	60,000	59,992
1.02%, 7/28/09	75,000	75,000

		1,224,148

Freddie Mac - 4.7%
FHLMC Discount Notes,
2.94%, 8/17/09	30,000	29,885
1.00%, 2/1/10	50,000	49,701
FHLMC FRN,
1.27%, 7/1/09	59,900	59,969
0.29%, 7/18/09	65,000	65,005
0.63%, 9/3/09	75,000	74,973
0.62%, 9/10/09	75,000	74,964
FHLMC Note,
1.25%, 3/23/10	60,000	60,000

		414,497

Total U.S. Government Agencies (Cost $1,863,384)		1,863,384

U.S GOVERNMENT OBLIGATIONS - 3.9%
U.S. Treasury Bills - 2.3%
0.58%, 12/17/09	95,000	94,739
0.51%, 4/1/10	55,000	54,785
0.52%, 6/3/10	25,000	24,878
0.50%, 7/1/10	27,000	26,864

		201,266

MONEY MARKET FUNDS     4     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND continued

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 3.9% continued
U.S. Treasury Notes - 1.6%
3.63%, 7/15/09	$30,000	$30,016
4.63%, 7/31/09	90,000	90,183
4.63%, 11/15/09	25,000	25,388

		145,587

Total U.S. Government Obligations (Cost $346,853)		346,853

Investments, at Amortized Cost ($7,963,563)		7,963,563

REPURCHASE AGREEMENTS - 11.3%
(Collateralized at a minimum of 102%)
Joint Repurchase Agreements - 0.8% (3)
Morgan Stanley & Co., Inc., dated 6/30/09, repurchase price $21,309
0.01%, 7/1/09	21,309	21,309
Societe Generale - New York Branch, dated 6/30/09, repurchase price $21,309
0.02%, 7/1/09	21,309	21,309
UBS Securities LLC, dated 6/30/09, repurchase price $31,964
0.01%, 7/1/09	31,964	31,964

		74,582

(Collateralized at a minimum of 102%)
Repurchase Agreements - 10.5% (4)
Citigroup Global Markets, Inc., dated 6/30/09, repurchase price $34,183
0.10%, 7/1/09	34,183	34,183
JPMorgan Securities, dated 6/30/09, repurchase price $900,002
0.08%, 7/1/09	900,000	900,000

		934,183

Total Repurchase Agreements (Cost $1,008,765)		1,008,765

Total Investments - 100.5% (Cost $8,972,328) (5)		8,972,328

Liabilities less Other Assets - (0.5)%		(48,089)

NET ASSETS - 100.0%		$8,924,239

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933.

These	securities may not be publicly sold without registration under the Securities Act of 1933.

(2)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(3)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$53,859	3.63% - 7.13%	2/15/23 - 4/15/29
U.S. Treasury Notes	$21,475	1.13% - 1.63%	12/15/11 - 1/15/15

MONEY MARKET FUNDS     5     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND continued

JUNE 30, 2009 (UNAUDITED)

(4)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$6,911	4.50% - 7.50%	10/1/20 - 3/1/38
FNMA	$955,298	4.00% - 7.50%	11/1/17 - 9/1/48

(5)	The cost for federal income tax purposes was $8,972,328.

Percentages shown are based on Net Assets.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Money Market Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2009:

Investments	Level 1 (000S)	Level 2 (000S)		Level 3 (000S)	Total (000S)
Money Market Fund	$—	$8,972,328	(1)	$—	$8,972,328

(1)	Classifications as defined in the Schedule of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities (000S)	Other Financial Instruments * (000S)
Balance as of 3/31/09	$32,504	$22,585
Realized gain (loss)	(11,771)	2,237
Change in unrealized appreciation (depreciation)	—	—
Net purchases (sales)	(65,357)	—
Transfers in and/or out of Level 3	44,624	(24,822)

Balance as of 6/30/09	$—	$—

*	Other financial instruments include futures and forwards, if applicable.

MONEY MARKET FUNDS     6     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

ABBREVIATIONS AND OTHER INFORMATION

MONEY MARKET FUND continued

JUNE 30, 2009 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of the net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

FDIC    Federal Deposit Insurance Corporation

FHLB    Federal Home Loan Bank

FHLMC    Federal Home Loan Mortgage Corporation

FNMA    Federal National Mortgage Association

FRN    Floating Rate Notes

Gtd.    Guaranteed

MONEY MARKET FUNDS     7     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.5%
Alabama - 0.7%
Chatom IDB Gulf Opportunity Zone Revenue Bonds, Series 2008-A, Powersouth Energy Cooperative Project,
2.85%, 11/15/09	$25,000	$25,000
Eutaw IDB PCR Refunding Bonds, Green County Project,
0.40%, 7/1/09	6,550	6,550
Huntsville-Randolph School Educational Building Authority Lease Revenue VRDB, Series 2008, Randolph School Project (Compass Bank LOC),
0.30%, 7/9/09	8,500	8,500
West Jefferson IDB PCR Refunding Bonds, Series 1998, Alabama Power Co. Project,
0.47%, 7/9/09	20,000	20,000

		60,050

Alaska - 0.7%
Valdez Marine Terminal Revenue Refunding Bonds, Series 1993-C, Exxon Pipeline Co. Project,
0.17%, 7/1/09	22,770	22,770
Valdez Marine Terminal Revenue Refunding VRDB, Series 2003-B, BP Pipelines, Inc. Project (BP PLC Gtd.),
0.25%, 7/1/09	42,500	42,500

		65,270

Arizona - 1.1%
Arizona Health Facilities Authority Revenue Bonds, Series 2003B-2, The Terraces Project (Lloyds TSB Bank LOC),
0.31%, 7/9/09	1,695	1,695
Arizona Health Facilities Authority Revenue VRDB, Series 2008-B, Banner Health (Bank of Nova Scotia LOC),
0.20%, 7/9/09	885	885
Series 2008-C, Banner Health (Bank of Nova Scotia LOC),
0.35%, 7/9/09	10,170	10,170
Arizona School District TANS Financing Program COPS, Series 2008,
3.00%, 7/30/09	15,000	15,016
Arizona State Board of Regents University System Revenue Refunding VRDB, Series 2008-A (Lloyds TSB Bank LOC),
0.20%, 7/9/09	1,500	1,500
Series 2008-B (Lloyds TSB Bank LOC),
0.16%, 7/9/09	4,500	4,500
Phoenix IDA Multifamily Housing Revenue Refunding VRDB, Series 1999, Southwest Village Apartments Project (FNMA Gtd.),
0.32%, 7/9/09	6,400	6,400
Pima County IDA Multifamily Housing Revenue Refunding VRDB, Series 2001, Eastside Place Apartments (FNMA LOC),
0.31%, 7/9/09	6,790	6,790
Pima County IDA Revenue VRDB, Series 2002A, Senior Living Facilities La Posada (Bank of America N.A. LOC),
0.30%, 7/9/09	10,360	10,360
Salt River Project Agricultural Improvement and Power District Revenue Bonds, Citigroup Eagle Series 2006-14, (1)
0.35%, 7/9/09	8,700	8,700
Tucson IDA Revenue VRDB, Series 2002A, Family Housing Resources Projects (FNMA LOC),
0.31%, 7/9/09	15,320	15,320
Yavapai County IDA Hospital Facilities Revenue Refunding VRDB, Series 2008-A, Yavapai Regional Medical Center (UBS AG LOC),
0.29%, 7/9/09	500	500
Yuma IDA Hospital Revenue VRDB, Series 2008, Yuma Regional Medical Center (JPMorgan Chase Bank LOC), (1)
0.23%, 7/9/09	19,700	19,700

		101,536

MONEY MARKET FUNDS     1     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.5% continued
California - 1.4%
ABAG Finance Authority for Nonprofit Corp. Revenue VRDB, Series A, Elder Care Alliance (Citibank N.A. LOC),
0.22%, 7/9/09	$590	$590
Bay Area Toll Authority Toll Bridge Revenue VRDB, Series B, San Francisco Bay Area,
0.12%, 7/9/09	4,500	4,500
California Infrastructure and Economic Development Bank Revenue VRDB, Series 2008-A, Jewish Community Center (Bank of America N.A. LOC),
0.25%, 7/1/09	4,300	4,300
California Pollution Control Financing Authority Revenue Refunding VRDB, Series 2008, BP West Coast Production LLC,
0.15%, 7/1/09	1,200	1,200
California State Department of Water Resources and Power Supply Revenue VRDB, Series 2002C-7 (FSA Corp. Insured),
0.70%, 7/9/09	8,950	8,950
Series 2002-C-16 (Bank of New York LOC),
0.12%, 7/9/09	12,000	12,000
California State Economic Recovery G.O. VRDB, Series 2004C-16 (FSA Corp. Insured),
1.00%, 7/9/09	13,065	13,065
California State G.O. VRDB, Series A, Subseries A-3 (Bank of America N.A. LOC),
0.22%, 7/9/09	7,170	7,170
California Statewide Communities Development Authority Revenue Refunding VRDB, Series 2008, Retirement Housing Foundation (KBC Bank N.V. LOC),
0.22%, 7/9/09	9,000	9,000
California Statewide Communities Development Authority Revenue VRDB, Series 2001, Senior Living Facility (Banco Santander Central Hispano LOC),
0.22%, 7/9/09	4,300	4,300
California Statewide Communities Development Authority Revenue VRDB, Series 2007-B, Front Porch Communities (Banco Santander Central Hispano LOC),
0.23%, 7/9/09	16,500	16,500
Los Angeles Department of Water and Power Waterworks Revenue VRDB, Subseries 2001B-1,
0.17%, 7/9/09	4,100	4,100
Orange County Housing Authority Development Revenue Refunding VRDB, Series 1998 I, Oasis Martinique (FNMA Gtd.),
0.20%, 7/9/09	24,500	24,500
Orange County Improvement Bonds, Special Assessment, Irvine Coast Assessment District Number 88-1 (KBC Bank N.V. LOC),
0.15%, 7/1/09	5,300	5,300
Orange County Sanitation District COPS VRDB, Series 2000-A,
0.35%, 7/1/09	13,875	13,875

		129,350

Colorado - 1.9%
Arapahoe County Multifamily Revenue Refunding VRDB, Series 2001, Rent Housing Hunters Run (FHLMC LOC),
0.32%, 7/9/09	9,355	9,355
Broomfield Urban Renewal Authority Tax Increment Revenue, Series 2005, Event Center Project (BNP Paribas LOC),
0.29%, 7/9/09	10,200	10,200
Centerra Metropolitan District Number One Revenue Refunding VRDB, Series 2008 (Compass Bank LOC),
0.33%, 7/9/09	15,000	15,000
Colorado Educational and Cultural Facilities Authority Revenue Bonds, Concordia University Irvine Project (U.S. Bank N.A. LOC),
0.40%, 7/1/09	7,730	7,730

MONEY MARKET FUNDS     2     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.5% continued
Colorado - 1.9% continued
Colorado Educational and Cultural Facilities Authority Revenue Bonds, Immanuel Lutheran School Project (Bank of America N.A. LOC),
0.40%, 7/1/09	$360	$360
Colorado Educational and Cultural Facilities Authority Revenue Bonds, Series 2005, Bear Creek School Project (U.S. Bank N.A. LOC),
0.30%, 7/9/09	695	695
Colorado Educational and Cultural Facilities Authority Revenue Bonds, Series 2006, Pueblo Serra Worship Holdings (Wells Fargo Bank N.A. LOC),
0.30%, 7/9/09	13,740	13,740
Colorado Educational and Cultural Facilities Authority Revenue Bonds, Series 2008, Bethany Lutheran School Project (U.S. Bank N.A. LOC),
0.30%, 7/9/09	3,650	3,650
Colorado Educational and Cultural Facilities Authority Revenue Refunding Bonds, Series 2008, Nampa Christian Schools (U.S. Bank N.A. LOC),
0.30%, 7/9/09	4,385	4,385
Colorado Health Facilities Authority Revenue Bonds, Frasier Meadows Manor Project (JPMorgan Chase Bank LOC),
0.30%, 7/9/09	14,440	14,440
Colorado Health Facilities Authority Revenue Bonds, Series C-1, Christian Living Community (Citibank N.A. LOC),
0.30%, 7/9/09	1,485	1,485
Colorado Health Facilities Authority Revenue Refunding VRDB, Covenant Retirement (Bank of America N.A. LOC),
0.30%, 7/9/09	11,930	11,930
Colorado Health Facilities Authority Revenue VRDB, Series 2004B, Adventist Health System Sunbelt (SunTrust Bank LOC),
2.65%, 7/9/09	16,000	16,000
Colorado Housing and Finance Authority Revenue Bonds, Class 2003 I-A-2, SFM,
0.35%, 7/9/09	6,500	6,500
Class 2005 1-B-2, SFM,
1.50%, 7/9/09	5,310	5,310
Colorado Springs Utilities System Revenue VRDB, Series 2007-A,
0.83%, 7/9/09	39,970	39,970
Lowry Economic Redevelopment Authority Revenue Refunding Bonds, Series 2008-A (Compass Bank LOC),
0.33%, 7/9/09	7,000	7,000
Summit County Recreational Facilities Revenue Refunding Bonds, Series 1992, Copper Mountain (Bank of Nova Scotia LOC),
0.43%, 7/9/09	4,180	4,180

		171,930

Connecticut - 0.6%
Connecticut State Health and Educational Facilities Authority Revenue VRDB, Series 2008-A, Pierce Memorial Baptist Home (Bank of America N.A. LOC),
0.18%, 7/9/09	6,435	6,435
Connecticut State Health and Educational Facilities Authority Revenue VRDB, Series 2008-E, Kent School (Bank of America N.A. LOC),
0.40%, 7/9/09	5,855	5,855
Connecticut State Health and Educational Facilities Authority Revenue VRDB, Series V-1, Yale University,
0.15%, 7/1/09	11,700	11,700
Series Y-3, Yale University,
0.15%, 7/1/09	21,650	21,650
Connecticut State Health and Educational Facilities Authority Tax Exempt CP, Series S-2, Yale University,
0.55%, 8/27/09	9,890	9,890

		55,530

MONEY MARKET FUNDS     3     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.5% continued
District of Columbia - 1.3%
District of Columbia G.O. Refunding VRDB, Series D (Dexia Credit Local LOC),
1.10%, 7/9/09	$29,600	$29,600
Series 2008-D (Dexia Credit Local LOC),
0.97%, 7/9/09	4,905	4,905
District of Columbia G.O. TRANS, Series 2009,
2.50%, 9/30/09	15,000	15,052
District of Columbia Revenue VRDB, Series 1999, The Washington Home, Inc. (Wachovia Bank N.A. LOC),
0.30%, 7/9/09	12,220	12,220
District of Columbia Revenue VRDB, Series 2000-B, George Washington University (Bank of America N.A. LOC),
0.27%, 7/9/09	9,275	9,275
Series 2000-C, George Washington University (Bank of America N.A. LOC),
0.27%, 7/9/09	9,015	9,015
District of Columbia Revenue VRDB, Series 2001, Henry J. Kaiser Foundation,
0.35%, 7/9/09	10,100	10,100
District of Columbia Revenue VRDB, Series 2005, District of Columbia Preparatory Academy (Manufacturers & Traders Trust Co. LOC),
0.40%, 7/9/09	5,255	5,255
District of Columbia Revenue VRDB, Series 2005, Georgetown Day School Issue (SunTrust Bank LOC),
2.50%, 7/9/09	15,500	15,500
District of Columbia Water and Sewer Revenue Bonds, Citicorp Eagle Trust 8121A (FSA Corp. Insured), (1)
0.40%, 7/9/09	7,590	7,590

		118,512

Florida - 11.4%
Alachua County Health Facilities Authority Continuing Care Revenue VRDB, Series 2002A, Oak Hammock University Project (Bank of Scotland PLC LOC),
0.40%, 7/1/09	7,900	7,900
Atlantic Beach Health Care Facilities Revenue VRDB, Series 2007, Fleet Landing Project (Wachovia Bank N.A. LOC),
0.32%, 7/9/09	14,600	14,600
Brevard County Health Facilities Authority Revenue Refunding VRDB, Series 2008, Retirement Housing Foundation (KBC Bank N.V. LOC),
0.30%, 7/9/09	6,600	6,600
Broward County Revenue VRDB, Series 2007, Maimonides Shalom Academy (Comerica Bank LOC),
0.83%, 7/9/09	9,940	9,940
Charlotte County Utility Revenue Refunding VRDB, Series 2003A
(FSA Corp. Insured),
0.31%, 7/9/09	9,000	9,000
Citizens Property Insurance Corp. Revenue Notes, Series 2009 A-2, Senior Secured,
4.50%, 6/1/10	70,000	70,544
Florida Multifamily Housing Finance Agency Revenue Bonds (FNMA Insured),
0.38%, 7/9/09	8,100	8,100
Florida Multifamily Housing Finance Corp. Revenue Refunding VRDB, Series 2001 I-A, Charleston (FHLMC Insured),
0.32%, 7/9/09	8,050	8,050
Florida Multifamily Housing Finance Corp. Revenue Refunding VRDB, Series C, Monterey Lake (FHLMC LOC),
0.32%, 7/9/09	5,815	5,815

MONEY MARKET FUNDS     4     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.5% continued
Florida - 11.4% continued
Florida Multifamily Housing Finance Corp. Revenue Refunding VRDB, Series 2001-J-A, Island Club Apartments (FHLMC Gtd.),
0.32%, 7/9/09	$1,940	$1,940
Florida Municipal Power Agency Revenue Refunding VRDB, Series 2008-E, All Requirements Supply (SunTrust Bank LOC),
0.90%, 7/1/09	14,000	14,000
Florida State Board of Education G.O., Eagle 720050054 - Class A, (1)
0.35%, 7/9/09	7,000	7,000
Halifax Hospital Medical Center Revenue Refunding VRDB, Series 2008 (Wachovia Bank N.A. LOC),
0.27%, 7/9/09	36,500	36,500
Highlands County Health Facilities Authority Revenue Bonds, Series 2008 B, Adventist Health/Sunbelt (SunTrust Bank LOC),
2.65%, 7/9/09	67,000	67,000
Highlands County Health Facilities Authority Revenue Refunding VRDB, Series 2006-A, Adventist Health (FSA Corp. Insured),
3.00%, 7/9/09	6,629	6,629
Highlands County Health Facilities Authority Revenue Refunding VRDB, Series C, Adventist (SunTrust Bank LOC),
0.30%, 7/9/09	10,860	10,860
Highlands County Health Facilities Authority Revenue VRDB, Series B, Adventist Health (SunTrust Bank LOC),
2.65%, 7/9/09	34,400	34,400
Series E, Adventist Health (SunTrust Bank LOC),
2.77%, 7/9/09	11,875	11,875
Series F, Adventist Health (SunTrust Bank LOC),
2.50%, 7/9/09	5,000	5,000
Highlands County Health Facilities Authority Revenue VRDB, Series C, Adventist (SunTrust Bank LOC),
2.65%, 7/9/09	57,600	57,600
Series 2, Adventist (SunTrust Bank LOC),
2.65%, 7/9/09	10,725	10,725
Highlands County Health Facilities Authority Revenue VRDB, Series 1996A, Adventist Health System Sunbelt (SunTrust Bank LOC),
0.30%, 7/9/09	54,990	54,990
Series 1997A, Adventist Health System Sunbelt (SunTrust Bank LOC),
2.65%, 7/9/09	18,980	18,980
Series 2003B, Adventist Health System (SunTrust Bank LOC),
0.32%, 7/9/09	10,805	10,805
Series 2003B, Adventist Health System (SunTrust Bank LOC),
3.20%, 7/9/09	885	885
Hillsborough County IDA Health Care Facilities Revenue VRDB, Series 2008, Lifelink Foundation, Inc. Project (SunTrust Bank LOC),
2.50%, 7/9/09	5,500	5,500
Hillsborough County IDA Revenue VRDB, Series 2008-B, University Community (Wachovia Bank N.A. LOC),
0.37%, 7/9/09	9,600	9,600
Jackson County PCR Refunding Bonds, Series 1997, Gulf Power Co. Project,
0.27%, 7/1/09	3,930	3,930
Jacksonville Electric System Revenue VRDB, Series Three-B-2,
0.32%, 7/9/09	12,100	12,100
Series 2008 Three-A,
0.32%, 7/9/09	60,000	60,000
Series 2009 Three-D-2-B,
0.27%, 7/9/09	27,485	27,485

MONEY MARKET FUNDS     5     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.5% continued
Florida - 11.4% continued
Jacksonville Transportation Revenue VRDB, Series 2008-B (Wachovia Bank N.A. LOC),
0.27%, 7/9/09	$59,500	$59,500
Jacksonville Water and Sewer System Revenue VRDB, Subseries 2008 B-1,
0.20%, 7/9/09	9,800	9,800
Lake County Capital Improvement Revenue Bonds, Deutsche Bank Spears/Lifers Trust Various States, Goldman Sachs, Series 08-DB492 (Deutsche Bank LOC), (1)
0.30%, 7/9/09	20,215	20,215
Lee County IDA Healthcare Facilities Revenue VRDB, Series 1999B, Shell Point Village Project (Bank of America N.A. LOC),
0.30%, 7/9/09	21,990	21,990
Miami-Dade County Health Facilities Authority Revenue Bonds, Series 2006 B-2, Miami Children’s Hospital Project (Wachovia Bank N.A. LOC),
0.33%, 7/9/09	24,225	24,225
North Broward Hospital District Revenue Refunding VRDB, Series 2008-A (Toronto-Dominion Bank LOC),
0.16%, 7/9/09	17,100	17,100
Orange County Finance Authority Multifamily Housing Revenue Refunding Bonds, Series 1997, Post Lake Apartments Project (FNMA Insured),
0.38%, 7/9/09	20,650	20,650
Orange County Finance Authority Multifamily Housing Revenue Refunding VRDB, Series 2001-E, Heather Glen (FNMA Insured),
0.32%, 7/9/09	10,000	10,000
Orange County Health Facilities Authority Revenue VRDB, Series 1995, Adventist Health System Group (SunTrust Bank LOC),
1.50%, 7/9/09	33,900	33,900
Orange County Health Facilities Authority Revenue VRDB, Series 2008-D, Orlando Regional (SunTrust Bank LOC),
0.90%, 7/1/09	14,100	14,100
Series 2008-E, Orlando Regional (Branch Banking & Trust Co. LOC),
0.27%, 7/9/09	4,500	4,500
Series 2008-G, Orlando Regional (SunTrust Bank LOC),
2.65%, 7/9/09	5,500	5,500
Orange County School Board COPS VRDB, Series 2008-B (Assured Guaranty Insured),
0.57%, 7/9/09	60,400	60,400
Series 2008-C (SunTrust Bank LOC),
2.32%, 7/9/09	11,700	11,700
Orlando Utilities Commission Water and Electric Revenue VRDB, Series 2002-B,
1.50%, 7/9/09	25,400	25,400
Palm Beach County Health Facilities Authority Revenue VRDB, Series 2001, Bethesda Healthcare System Project (SunTrust Bank LOC),
0.90%, 7/1/09	2,400	2,400
Palm Beach County School Board COPS, Series 2002B (FSA Corp. Insured),
1.00%, 7/9/09	1,150	1,150
Pembroke Pines Charter School Revenue VRDB, Series 2008 (Assured Guaranty Insured),
0.36%, 7/9/09	10,000	10,000
Pinellas County Health Facility Authority Revenue Refunding Bonds, Series A, Bayfront Hospital (SunTrust Bank LOC),
0.90%, 7/1/09	5,000	5,000
Pinellas County Health Facility Authority Revenue Refunding VRDB, Series 2004, Bayfront Projects (SunTrust Bank LOC),
0.90%, 7/1/09	33,840	33,840

MONEY MARKET FUNDS     6     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.5% continued
Florida - 11.4% continued
Polk County IDA Revenue VRDB, Series 2004, Lifepath Hospice Project (SunTrust Bank LOC),
2.50%, 7/9/09	$2,300	$2,300
St. Petersburg Health Facilities Authority Revenue Refunding Bonds, Series 1997, Menorah Manor Project (SunTrust Bank LOC),
0.30%, 7/9/09	6,525	6,525
University Athletic Association, Inc. Athletic Program Revenue VRDB (SunTrust Bank LOC),
2.00%, 7/9/09	13,625	13,625
University Athletic Association, Inc. Capital Improvement Revenue VRDB (SunTrust Bank LOC),
2.00%, 7/9/09	7,600	7,600

		1,029,773

Georgia - 3.9%
Atlanta Development Authority Revenue VRDB, Series 2009, Georgia Aquarium, Inc. Project (SunTrust Bank LOC),
2.50%, 7/9/09	10,000	10,000
Atlanta Water and Wastewater Revenue Bonds, Citigroup Eagle 20060130 Class A (Berkshire Hathaway, Inc. Gtd.), (1)
0.45%, 7/9/09	14,430	14,430
Burke County Development Authority PCR Bonds, 1st Series, Georgia Power Co. Vogtle,
2.10%, 7/14/09	8,400	8,400
Clayton County Housing Authority Revenue Bonds, Series 1985, Rivers Edge Development (FHLMC Gtd.),
0.30%, 7/9/09	6,000	6,000
Cobb County Multifamily Housing Authority Revenue VRDB, Series 1996, Post Bridge Project (FNMA Insured),
0.28%, 7/9/09	500	500
DeKalb County Hospital Authority Revenue VRDB, Series 2005, Revenue Anticipation Certificates, DeKalb Medical Center, Inc. Project (SunTrust Bank LOC),
2.50%, 7/9/09	7,800	7,800
DeKalb County Multifamily Housing Authority Revenue Refunding Bonds, Briarcliff (FNMA Gtd.),
2.00%, 12/1/09	35,750	35,750
DeKalb County Multifamily Housing Authority Revenue VRDB, Post Brook Project (FNMA Gtd.),
0.38%, 7/9/09	4,300	4,300
DeKalb County Multifamily Housing Authority Revenue VRDB, Series 1997, Post Walk Project (FNMA Collateralized),
0.38%, 7/9/09	14,800	14,800
Fulton County Development Authority Revenue VRDB, Series 2002, Lovett School Project (SunTrust Bank LOC),
2.50%, 7/9/09	7,600	7,600
Fulton County Development Authority Revenue VRDB, Series 2002, Woodward Academy, Inc. (SunTrust Bank LOC),
2.50%, 7/9/09	1,550	1,550
Fulton County Development Authority Revenue VRDB, Series 2004, Holy Innocents Episcopal School Project (SunTrust Bank LOC),
2.50%, 7/9/09	10,000	10,000
Fulton County Residential Care Facilities for the Elderly Authority Revenue VRDB, Series C, Lenbrook Project, First Mortgage (Bank of Scotland PLC LOC),
0.30%, 7/9/09	16,200	16,200
Gwinnett County Hospital Authority Revenue Bonds, Revenue Anticipation Certificates, Series 2007-A, Gwinnett Hospital Systems Project (FSA Corp. Insured),
2.32%, 7/9/09	25,800	25,800
Gwinnett County Multifamily Housing Revenue VRDB, Series 1996, Post Corners Project (FNMA Gtd.),
0.38%, 7/9/09	7,360	7,360

MONEY MARKET FUNDS     7     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.5% continued
Georgia - 3.9% continued
Monroe County Development Authority PCR Bonds, Georgia Power Co. Plant Scherer Project (Georgia Power Gtd.),
1.95%, 12/10/09	$25,315	$25,315
Monroe County Development Authority PCR VRDB, Georgia Power,
0.22%, 7/1/09	10,000	10,000
Municipal Electric Authority of Georgia Revenue VRDB, Series B, Project 1 (Dexia Credit Local LOC),
0.55%, 7/9/09	57,050	57,050
Private Colleges and Universities Authority Revenue VRDB, Series 2008A, Emory University,
1.75%, 7/7/09	7,000	7,000
Richmond County Development Authority Revenue Bonds, Series 2008-A, MCG Health, Inc. Project (UBS AG LOC),
0.22%, 7/9/09	13,900	13,900
Richmond County Hospital Authority Revenue Bonds, Series 2003, Revenue Anticipation Certificates, University Health Services, Inc. Project (SunTrust Bank LOC),
2.50%, 7/9/09	8,000	8,000
Roswell Multifamily Housing Authority Revenue Refunding VRDB, Series 2002, Chambrel at Roswell (FNMA Gtd.),
0.32%, 7/9/09	10,000	10,000
Smyrna Multifamily Housing Authority Revenue Bonds, Series 1997, F&M Villages Project (FNMA Gtd.),
0.28%, 7/9/09	4,500	4,500
Smyrna Multifamily Housing Authority Revenue VRDB, Series 1995, Hills of Post Village Project (FNMA Gtd.),
0.28%, 7/9/09	4,400	4,400
Smyrna Multifamily Housing Authority Revenue VRDB, Series 1996, Gardens Post Village Project (FNMA Gtd.),
0.28%, 7/9/09	11,200	11,200
State of Georgia G.O. VRDB, Series 2006 H-1,
0.35%, 7/9/09	23,603	23,603
Thomasville Hospital Authority Revenue Anticipation Certificates, Series 2003, John D. Archbold Memorial Hospital Project (SunTrust Bank LOC),
2.50%, 7/9/09	5,000	5,000

		350,458

Hawaii - 0.0%
Hawaii State Department of Budget and Finance Special Purpose Revenue VRDB, Series 2009-B, The Queens Health (Bank of America N.A. LOC),
0.33%, 7/9/09	4,900	4,900

Idaho - 0.2%
Idaho Health Facilities Authority Revenue VRDB, Series 2009-A, St. Luke’s Health System Project (Wells Fargo Bank N.A. LOC),
0.17%, 7/9/09	8,000	8,000
Series 2009-B, St. Luke’s Health System Project (Harris N.A. LOC),
0.22%, 7/9/09	12,000	12,000

		20,000

Illinois - 10.7%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue VRDB, Series 2005A, Suburban Mass Transit Metrolink (JPMorgan Chase Bank LOC),
0.22%, 7/9/09	29,300	29,300
Chicago G.O. VRDB, Series B-1,
0.18%, 7/1/09	22,900	22,900
Series 21-B-3, Neighborhoods Alive (Bank of America N.A. LOC),
0.25%, 7/1/09	5,900	5,900
Series 21-B-4, Neighborhoods Alive (Bank of New York LOC),
0.20%, 7/1/09	5,185	5,185

MONEY MARKET FUNDS     8     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.5% continued
Illinois - 10.7% continued
Chicago O’Hare International Airport Revenue VRDB, Series D, 3rd Lien (Dexia Credit Local LOC),
0.47%, 7/9/09	$25,000	$25,000
Chicago Wastewater Transmission Revenue Refunding VRDB, Subseries 2008 C-1 (Harris N.A. LOC),
0.23%, 7/1/09	3,800	3,800
City of Chicago G.O. Refunding VRDB, Series 2005D, Project Refunding (FSA Corp. Insured),
0.90%, 7/9/09	63,160	63,160
City of Chicago G.O. Refunding VRDB, Series 2007-F,
0.18%, 7/1/09	7,925	7,925
City of Chicago Revenue VRDB, Subseries 2004-3 (State Street Bank & Trust LOC),
0.30%, 7/9/09	3,225	3,225
Cook County G.O. Unlimited Sales TANS, Series 2008,
3.00%, 8/3/09	17,500	17,522
Illinois Development Finance Authority IDR VRDB, Series 1999, Gas Technology Project (Harris N.A. LOC),
0.30%, 7/9/09	1,700	1,700
Illinois Development Finance Authority Revenue Bonds, Series 2003, Carmel High School Project (Bank of America N.A. LOC),
0.47%, 7/9/09	6,200	6,200
Illinois Development Finance Authority Revenue VRDB, Series 1998, American Youth Hostels Project (Harris N.A. LOC),
0.30%, 7/9/09	6,685	6,685
Illinois Development Finance Authority Revenue VRDB, Series 1998, Wheaton Academy Project (Harris N.A. LOC),
0.42%, 7/9/09	9,000	9,000
Illinois Development Finance Authority Revenue VRDB, Series 2003, Jewish Council Youth Services (Harris N.A. LOC),
0.30%, 7/9/09	2,655	2,655
Illinois Development Finance Authority Revenue VRDB, Series 2003, Learn Charter School Project (Harris N.A. LOC),
0.30%, 7/9/09	2,830	2,830
Illinois Educational Facilities Authority Revenue Bonds, Series A, Illinois Institute of Technology Student Housing (Harris N.A. LOC),
0.52%, 7/9/09	19,195	19,195
Illinois Educational Facilities Authority Revenue Bonds, Series 2002, Aurora University (Harris N.A. LOC),
0.30%, 7/9/09	13,200	13,200
Illinois Educational Facilities Authority Revenue VRDB, Northwestern University, Bank of America Macon Trust Variable Rate Certificates Series D, (1)
0.30%, 7/9/09	7,005	7,005
Illinois Educational Facilities Authority Revenue VRDB, Series 2001, Concordia University River Project (Harris N.A. LOC),
0.50%, 7/1/09	10,000	10,000
Illinois Finance Authority Revenue Bonds, Put Option, Series 2005, Mercy Alliance Project (Marshall & Ilsley Bank LOC),
1.65%, 7/9/09	2,695	2,695
Illinois Finance Authority Revenue Bonds, Series A, All Saints Catholic (Harris N.A. LOC),
0.30%, 7/9/09	10,600	10,600
Illinois Finance Authority Revenue Bonds, Series 2004, Robert Morris College (JPMorgan Chase Bank LOC),
0.35%, 7/9/09	9,615	9,615
Illinois Finance Authority Revenue Bonds, Series 2004B, University of Chicago,
0.20%, 7/9/09	2,000	2,000

MONEY MARKET FUNDS     9     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.5% continued
Illinois - 10.7% continued
Illinois Finance Authority Revenue Refunding Bonds, Series 2008, Prairie Crossing Project (Marshall & Ilsley Bank LOC),
2.34%, 7/9/09	$9,440	$9,440
Illinois Finance Authority Revenue VRDB, Series 2004, Community Action Partnership (Citibank N.A. LOC),
0.52%, 7/9/09	5,650	5,650
Illinois Finance Authority Revenue VRDB, Series 2004B, Central DuPage Health,
0.30%, 7/1/09	7,500	7,500
Illinois Finance Authority Revenue VRDB, Series 2005C, Friendship Village Schaumburg (Bank of America N.A. LOC),
0.30%, 7/9/09	14,450	14,450
Illinois Finance Authority Revenue VRDB, Series 2005-C, Landing at Plymouth (Bank of America N.A. LOC),
0.30%, 7/9/09	15,740	15,740
Illinois Finance Authority Revenue VRDB, Series 2006 B, Loyola University Health System (Harris N.A. LOC),
0.22%, 7/9/09	40,700	40,700
Illinois Finance Authority Revenue VRDB, Series 2007-A, McKinley Foundation Project (KeyBank N.A. LOC),
2.20%, 7/9/09	21,545	21,545
Illinois Finance Authority Revenue VRDB, Series 2008-C, Northwest Community Hospital (Wells Fargo Bank N.A. LOC),
0.20%, 7/9/09	5,500	5,500
Illinois Finance Authority Revenue VRDB, Series 2009-E, Carle Foundation (JPMorgan Chase Bank LOC),
0.25%, 7/9/09	6,100	6,100
Illinois Finance Authority Revenue VRDB, Series B, Landing at Plymouth (Lloyds TSB Bank LOC),
0.31%, 7/9/09	17,700	17,700
Illinois Finance Authority Revenue VRDB, Series D, The Clare At Water Tower Project (Bank of America N.A. LOC),
0.30%, 7/9/09	35,700	35,700
Illinois Finance Authority Revenue VRDB, Subseries 2008 B-3, Advocate Health,
0.26%, 7/9/09	22,800	22,800
Illinois Finance Authority Revenue VRDB, WBEZ Alliance Project (Bank of America N.A. LOC),
0.40%, 7/9/09	21,500	21,500
Illinois Health Facilities Authority Revenue Bonds, Series 2003A, Advocate Healthcare Network,
1.82%, 7/2/09	9,425	9,425
Illinois Multifamily Finance Authority Revenue VRDB, Series 2005 (AMT), Villagebrook Apartments Project (FHLMC LOC),
0.43%, 7/9/09	5,300	5,300
Illinois Multifamily Housing Development Authority Revenue VRDB, Series 2008, Alden Gardens Bloomingdale (Harris N.A. LOC),
0.30%, 7/9/09	7,570	7,570
Illinois Multifamily Housing Development Authority Revenue VRDB, Series 2008-B, Lakeshore Plaza (JPMorgan Chase Bank LOC),
0.35%, 7/9/09	12,180	12,180
Illinois Multifamily Housing Development Authority Revenue VRDB, Series I & II, Foxview Apartments (FHLMC Gtd.),
0.32%, 7/9/09	15,125	15,125
Illinois State G.O. Certificates, Series 2009,
4.00%, 5/20/10	74,000	75,494

MONEY MARKET FUNDS     10     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.5% continued
Illinois - 10.7% continued
Illinois State Toll Highway Authority Revenue Refunding VRDB, Series 2008A-1, Senior Priority,
0.82%, 7/9/09	$50,000	$50,000
Series 2008A-2, Senior Priority,
1.25%, 7/9/09	148,600	148,600
Illinois State Toll Highway Authority Revenue VRDB, Series A-1, Senior Priority,
0.65%, 7/9/09	21,500	21,500
Kane County Revenue Bonds, Series 1993, Glenwood School for Boys (Harris N.A. LOC),
0.85%, 7/9/09	5,700	5,700
Lisle Multifamily Housing Authority Revenue Bonds, Ashley of Lisle Project (FHLMC LOC),
0.30%, 7/9/09	26,525	26,525
Normal G.O. VRDB, Series 2003, McLean County Project,
0.38%, 7/9/09	4,750	4,750
Quad Cities Regional EDA Revenue Bonds, Augustana College Project (Harris N.A. LOC),
0.29%, 7/9/09	14,700	14,700
University of Illinois Revenue Refunding VRDB, Series 2008, Health Services System (JPMorgan Chase Bank LOC),
0.30%, 7/9/09	41,215	41,215
University of Illinois Revenue Refunding VRDB, Series 2008, University of Illinois Chicago South Campus Development (JPMorgan Chase Bank LOC),
0.35%, 7/9/09	9,500	9,500
University of Illinois Revenue VRDB, Series 2008, Auxiliary Facilities System,
0.27%, 7/9/09	8,170	8,170

		967,376

Indiana - 2.6%
Dearborn County Industrial Economic Development Revenue VRDB, Series 2006, Dearborn County Hospital Project (JPMorgan Chase Bank LOC),
0.35%, 7/9/09	14,800	14,800
Indiana Bond Bank Revenue Notes, Series 2009-A, Advance Funding Program Notes,
2.00%, 1/5/10	24,900	25,014
Indiana Development Finance Authority Industrial Revenue VRDB, Series 1999, Youth Opportunity Center Project (JPMorgan Chase Bank LOC),
0.85%, 7/9/09	1,400	1,400
Indiana Development Finance Authority PCR Refunding Bonds, Southern Indiana (JPMorgan Chase Bank LOC),
0.35%, 7/9/09	11,550	11,550
Indiana Finance Authority Health System Revenue VRDB, Series 2008-D, Sisters of St. Francis (Bank of America N.A. LOC),
0.28%, 7/9/09	24,400	24,400
Indiana Finance Authority Hospital Revenue Bonds, Series 2008, Community Foundation Northwest Indiana (Harris N.A. LOC),
0.30%, 7/9/09	6,800	6,800
Indiana Finance Authority Hospital Revenue Refunding VRDB, Series 2008-C, Clarian Health (Bank of New York LOC),
0.30%, 7/9/09	12,200	12,200
Indiana Finance Authority Revenue Refunding VRDB, Series 2008 D-1, Trinity Health,
0.20%, 7/9/09	21,400	21,400
Series 2008 D-2, Trinity Health,
0.20%, 7/9/09	11,450	11,450
Indiana Health and Educational Facilities Financing Authority Revenue Refunding VRDB, Series 2006A, Hartsfield Community Village (Harris N.A. LOC),
0.30%, 7/9/09	6,915	6,915

MONEY MARKET FUNDS     11     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.5% continued
Indiana - 2.6% continued
Indiana Health and Educational Facilities Financing Authority Revenue VRDB, Series C, Clarian Health (Branch Banking & Trust Co. LOC),
0.20%, 7/9/09	$7,950	$7,950
Indiana Health and Educational Facilities Financing Authority Revenue VRDB, Series 2007, Marian College Project (JPMorgan Chase Bank LOC),
0.28%, 7/9/09	6,000	6,000
Indiana Health Facility Financing Authority Revenue VRDB, Series 2000, Senior Living Greencroft Obligation Project (Bank of America N.A. LOC),
0.33%, 7/9/09	10,489	10,489
Indiana Municipal Power Agency Power Supply System Revenue Bonds, Series 2255, JPMorgan Chase Putters (Berkshire Hathaway, Inc. Insured), (1)
0.43%, 7/9/09	15,410	15,410
Indianapolis Multifamily Housing Revenue VRDB, Series 2008, Capital Place, Covington (FNMA Insured),
0.28%, 7/9/09	10,600	10,600
Marshall County Industrial Economic Development Revenue VRDB, Series 2000, Culver Educational Foundation Project (Bank of New York LOC),
0.28%, 7/9/09	22,700	22,700
Terre Haute Economic Development Revenue Bonds, Series 1985, First Financial Corp. Project (U.S. Bank N.A. LOC),
0.35%, 7/9/09	2,000	2,000
Vincennes University Revenue VRDB, Series 2004G, Student Fees (JPMorgan Chase Bank LOC),
0.37%, 7/9/09	21,065	21,065

		232,143

Iowa - 0.5%
Iowa Finance Authority Economic Development Revenue VRDB, Series 2002, Iowa West Foundation Project (U.S. Bank N.A. LOC),
0.35%, 7/9/09	955	955
Iowa Finance Authority Healthcare Facilities Revenue VRDB, Care Initiatives Project (KBC Bank N.V. LOC),
0.30%, 7/1/09	1,115	1,115
Iowa Finance Authority Health Facilities Revenue VRDB, Series A-1, Iowa Health (Assured Guaranty Insured),
0.27%, 7/9/09	9,000	9,000
Series A-3, Iowa Health (Assured Guaranty Insured),
0.31%, 7/9/09	4,900	4,900
Iowa Higher Education Loan Authority Revenue VRDB, Private College, Series 2000, Loras College Project (Bank of America N.A. LOC),
0.20%, 7/1/09	15,450	15,450
Iowa State School Cash Anticipation Program Revenue Notes, Warrants, Series 2009-B, Iowa School Corps,
3.00%, 1/21/10	14,000	14,171

		45,591

Kansas - 0.4%
Kansas Department of Transportation Highway Revenue Bonds, Series 2004 C-2,
0.25%, 7/9/09	8,400	8,400
Series 2004 C-3,
0.25%, 7/9/09	8,675	8,675
Kansas Development Finance Authority Revenue VRDB, Series 1998BB, Shalom Village Obligation Group (Citibank N.A. LOC),
0.31%, 7/9/09	4,710	4,710
Kansas Development Finance Authority Revenue VRDB, Series 2004C, Adventist Health System/Sunbelt (SunTrust Bank LOC),
3.10%, 7/9/09	7,170	7,170
Olathe Senior Living Facility Revenue VRDB, Series C-1, Catholic Care Campus (Bank of America N.A. LOC),
0.33%, 7/9/09	4,800	4,800

MONEY MARKET FUNDS     12     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.5% continued
Kansas - 0.4% continued
University of Kansas Hospital Authority Revenue VRDB, KU Health System (U.S. Bank N.A. LOC),
0.25%, 7/1/09	$1,980	$1,980

		35,735

Kentucky - 1.2%
City of Danville Municipal League Pooled Program Lease Revenue VRDB (Fifth Third Bank LOC),
3.00%, 7/1/09	50,000	50,000
Fort Mitchell League of Cities Revenue VRDB, Series 2002A, Trust Lease Program (U.S. Bank N.A. LOC),
0.30%, 7/9/09	10,150	10,150
Henderson County Revenue Refunding VRDB, Murray-Calloway County Public Hospital Project (Branch Banking & Trust Co. LOC),
0.43%, 7/9/09	3,155	3,155
Kentucky Economic Development Finance Authority Hospital Facilities Revenue VRDB, Series 2009-B-3, Baptist Healthcare System (Branch Banking & Trust Co. LOC),
0.28%, 7/9/09	7,655	7,655
Series 2009-B-4, Baptist Healthcare System (Branch Banking & Trust Co. LOC),
0.24%, 7/9/09	18,000	18,000
Kentucky Economic Development Finance Authority Medical Center Revenue VRDB, Series 2008-A, Ashland Hospital Corp. (Branch Banking & Trust Co. LOC),
0.28%, 7/9/09	1,900	1,900
Kentucky Economic Development Finance Authority Revenue Refunding VRDB, Series 2008, Retirement Housing Foundation (KBC Bank N.V. LOC),
0.30%, 7/9/09	4,015	4,015
Series 2008-B, Retirement Housing Foundation (KBC Bank N.V. LOC),
0.30%, 7/9/09	7,705	7,705
Morehead League of Cities Revenue VRDB, Series 2004A, Trust Lease Program (U.S. Bank N.A. LOC),
0.30%, 7/9/09	9,939	9,939

		112,519

Louisiana - 2.1%
Ascension Parish IDB Revenue VRDB, Series 2007, IMTT-Geismar Project (SunTrust Bank LOC),
2.50%, 7/9/09	31,000	31,000
Louisiana Public Facilities Authority Revenue Refunding VRDB, Series 2008 D-1, Christus Health (Bank of Nova Scotia LOC),
0.16%, 7/9/09	7,900	7,900
Louisiana Public Facilities Authority Revenue VRDB, Series 2007, International Matex Tank Terminals (SunTrust Bank LOC),
2.50%, 7/9/09	10,000	10,000
Louisiana Public Facilities Authority Revenue VRDB, Series 2008, Dynamic Fuels LLC Project (JPMorgan Chase Bank LOC),
0.20%, 7/1/09	3,000	3,000
Louisiana Public Facilities Authority Revenue VRDB, Series 2008-B, Commcare Corp. Project (JPMorgan Chase Bank LOC),
0.31%, 7/9/09	14,995	14,995
Louisiana State G.O. Refunding VRDB, Series 2008-A (BNP Paribas LOC),
0.26%, 7/9/09	23,100	23,100
Louisiana State Municipal Natural Gas Purchasing and District Authority Revenue Bonds, Series 1411Q, JPMorgan Putters (JPMorgan Chase & Co. LOC), (1)
0.35%, 7/9/09	42,644	42,644
Louisiana State Offshore Terminal Authority Deepwater Port Revenue Refunding Bonds, Series 2003B (JPMorgan Chase Bank LOC),
0.35%, 7/9/09	5,700	5,700
Louisiana State Offshore Terminal Authority Deepwater Port Revenue Refunding VRDB, Series 2007-A, Loop LLC Project (SunTrust Bank LOC),
1.65%, 7/9/09	54,020	54,020

		192,359

MONEY MARKET FUNDS     13     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.5% continued
Maryland - 2.3%
Ann Arundel County Revenue VRDB, Series 2008, Key School Facilities (Manufacturers & Traders Trust Co. LOC), (1)
0.35%, 7/9/09	$9,300	$9,300
Baltimore County Housing Revenue Refunding Bonds, Series 1991, Spring Hill Apartments Project (KBC Bank N.V. LOC),
1.00%, 7/9/09	10,355	10,355
Baltimore County Revenue VRDB, Series 1999, Calvert Hall College Project (Manufacturers & Traders Trust Co. LOC),
0.35%, 7/9/09	8,770	8,770
Baltimore County Revenue VRDB, Series 2004, Notre Dame Preparatory School (Manufacturers & Traders Trust Co. LOC),
0.40%, 7/9/09	5,165	5,165
Baltimore County Revenue VRDB, Series 2006, Maryvale Preparatory School (Manufacturers & Traders Trust Co. LOC),
0.40%, 7/9/09	4,050	4,050
Gaithersburg Economic Development Revenue VRDB, Series B, Asbury Maryland Obligation (KBC Bank N.V. LOC),
0.35%, 7/9/09	4,900	4,900
Maryland Economic Development Corp. Revenue Refunding VRDB, Series 1997, Jenkins Memorial, Inc. (Manufacturers & Traders Trust Co. LOC),
0.35%, 7/9/09	3,075	3,075
Maryland Economic Development Corp. Revenue VRDB, Series 2007, Opportunity Builders Facility (Manufacturers & Traders Trust Co. LOC),
0.40%, 7/9/09	6,260	6,260
Maryland Health and Higher Educational Facilities Authority Revenue Bonds, Series A, Pooled Loan Program (JPMorgan Chase Bank LOC),
0.30%, 7/9/09	32,300	32,300
Maryland Health and Higher Educational Facilities Authority Revenue Refunding VRDB, Series 2005B, Adventist Healthcare (Manufacturers & Traders Trust Co. LOC),
0.40%, 7/9/09	14,300	14,300
Maryland Health and Higher Educational Facilities Authority Revenue VRDB, Kennedy (SunTrust Bank LOC),
2.50%, 7/9/09	9,000	9,000
Maryland Health and Higher Educational Facilities Authority Revenue VRDB, Series 2003B, Adventist Healthcare (Manufacturers & Traders Trust Co. LOC),
0.47%, 7/9/09	8,800	8,800
Series 2005A, Adventist Healthcare (Bank of America N.A. LOC),
0.30%, 7/9/09	11,900	11,900
Maryland Health and Higher Educational Facilities Authority Revenue VRDB, Series 2008, Frederick Memorial Hospital (Branch Banking & Trust Co. LOC),
0.29%, 7/9/09	10,800	10,800
Maryland Health and Higher Educational Facilities Authority Revenue VRDB, Series 2008-E, University of Maryland Medical System (SunTrust Bank LOC),
2.45%, 7/9/09	13,600	13,600
Series 2008-H, University of Maryland Medical System (Manufacturers & Traders Trust Co. LOC),
0.35%, 7/9/09	7,810	7,810
Maryland Health and Higher Educational Facilities Authority Revenue VRDB, Series A, Adventist Healthcare (Manufacturers & Traders Trust Co. LOC),
0.40%, 7/9/09	13,900	13,900
Montgomery County Economic Development Revenue VRDB, Series 2004, Riderwood Village, Inc. Project (Manufacturers & Traders Trust Co. LOC),
0.40%, 7/9/09	32,510	32,510

		206,795

Massachusetts - 3.3%
Massachusetts Bay Transportation Authority Sales Tax Revenue Bonds, Series 2002-A, Municipal CP Notes,
0.45%, 8/6/09	6,000	6,000

MONEY MARKET FUNDS     14     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.5% continued
Massachusetts - 3.3% continued
Massachusetts State Development Finance Agency Revenue Bonds, Series 2008-A, Massachusetts Credit, Wilber School Apartments (FHLB Atlanta LOC),
0.28%, 7/9/09	$6,000	$6,000
Massachusetts State Development Finance Agency Revenue Bonds, Series 2008-A, Seven Hills Foundation (Toronto-Dominion Bank LOC),
0.50%, 7/9/09	4,000	4,000
Massachusetts State Development Finance Agency Revenue VRDB, Series 2003, Lesley University (Bank of America N.A. LOC),
0.33%, 7/9/09	4,400	4,400
Massachusetts State Development Finance Agency Revenue VRDB, Series 2003, Phillips Academy,
0.24%, 7/9/09	19,600	19,600
Massachusetts State Development Finance Agency Revenue VRDB, Series 2004, Groton School,
0.30%, 7/9/09	7,500	7,500
Massachusetts State Development Finance Agency Revenue VRDB, Series 2007, Northfield Mount Hermon (JPMorgan Chase Bank LOC),
0.30%, 7/9/09	45,000	45,000
Massachusetts State Development Finance Agency Revenue VRDB, Series 2007, Seashore Port-Deaconess, Inc. (Banco Santander Central Hispano LOC),
0.22%, 7/9/09	5,000	5,000
Massachusetts State Development Finance Agency Revenue VRDB, Series 2008, Abby Kelley Foster Public School (Toronto-Dominion Bank LOC),
0.28%, 7/9/09	4,900	4,900
Massachusetts State Development Finance Agency Revenue VRDB, Series 2008, Edgewood Retirement Community (Bank of America N.A. LOC),
0.75%, 7/9/09	20,540	20,540
Massachusetts State Development Finance Agency Revenue VRDB, Series 2008 U-1, Boston University (Bank of Nova Scotia LOC),
0.15%, 7/9/09	10,000	10,000
Massachusetts State G.O. Consolidated Loans, Series 2000-B (U.S. Treasuries Escrowed),
5.75%, 6/1/10	10,000	10,512
Massachusetts State Health and Educational Facilities Authority Revenue VRDB, Series 2008-C, Health System (Bank of America N.A. LOC),
0.20%, 7/9/09	7,870	7,870
Massachusetts State Health and Educational Facilities Authority Revenue VRDB, Series 2008-W, Northeastern University (Toronto-Dominion Bank LOC),
0.25%, 7/9/09	14,615	14,615
Massachusetts State Water Resources Authority Revenue Refunding VRDB, Series 2008-A,
0.47%, 7/9/09	61,000	61,000
Series 2008-F,
0.15%, 7/9/09	15,200	15,200
Revere Multifamily Housing Authority Mortgage Revenue Refunding VRDB, Series 1991-C, Waters Edge Apartment Project (FSA Corp. Insured),
1.75%, 7/9/09	23,990	23,990
University of Massachusetts Building Authority Revenue Refunding VRDB, Series 2008-4, Senior Community Gtd.,
0.25%, 7/9/09	33,900	33,900

		300,027

Michigan - 2.0%
Ann Arbor Economic Development Corp. Limited Obligation Revenue Bonds, Series 2000A, Glacier Hills, Inc. Project (JPMorgan Chase Bank LOC),
0.30%, 7/9/09	13,410	13,410
Ann Arbor Economic Development Corp. Limited Obligation Revenue Refunding Bonds, Series B, Glacier Hills Project (JPMorgan Chase Bank LOC),
0.30%, 7/9/09	5,180	5,180

MONEY MARKET FUNDS     15     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.5% continued
Michigan - 2.0% continued
Farmington Hills Hospital Finance Authority Revenue Refunding VRDB, Series 2008-A, Botsford Obligated (U.S. Bank N.A. LOC),
0.25%, 7/1/09	$7,905	$7,905
Grand Rapids Economic Development Corp. Revenue Refunding Bonds, Series 1991A, Amway Hotel (Bank of America N.A. LOC),
0.78%, 7/9/09	1,100	1,100
Jackson County Economic Development Corp. Limited Obligation Revenue Refunding VRDB, Series 2001A, Vista Grande Villa (Bank of America N.A. LOC),
0.20%, 7/1/09	7,640	7,640
Kentwood Economic Development Corp. Revenue VRDB, Series 2002B, Limited Obligation, Holland Home (Bank of America N.A. LOC),
0.30%, 7/9/09	9,685	9,685
Michigan State Hospital Finance Authority Revenue Refunding VRDB, Series 2008-B, McLaren Health Care (JPMorgan Chase Bank LOC),
0.21%, 7/9/09	7,500	7,500
Michigan State Hospital Finance Authority Revenue VRDB, Marquette General Hospital (Assured Guaranty Insured),
0.30%, 7/9/09	16,000	16,000
Michigan State Strategic Fund Limited Obligation Revenue Bonds, Lansing Saint Vincent Home Project (Comerica Bank Insured),
0.33%, 7/9/09	3,115	3,115
Michigan State Strategic Fund Limited Obligation Revenue Refunding VRDB, Series 2008, Consumers Energy Co. (Wells Fargo Bank N.A. LOC),
0.25%, 7/9/09	9,200	9,200
Michigan State Strategic Fund Limited Obligation Revenue VRDB, Series 2003, YMCA of Metropolitan Detroit Project (JPMorgan Chase Bank LOC),
0.30%, 7/9/09	2,295	2,295
Michigan State Strategic Fund Revenue Bonds, Rest Haven Christian Services (KBC Bank N.V. LOC),
0.33%, 7/9/09	7,985	7,985
State of Michigan G.O. RANS, Series 2008-A,
3.00%, 9/30/09	88,000	88,205

		179,220

Minnesota - 1.6%
Arden Hills Housing and Healthcare Facilities Revenue Refunding Bonds, Series 1999A, Presbyterian Homes (U.S. Bank N.A. LOC),
0.25%, 7/1/09	2,878	2,878
Austin Housing and Redevelopment Authority Revenue Refunding VRDB, Series 2004A, Cedars of Austin Project (Bank of America N.A. LOC),
0.45%, 7/9/09	4,320	4,320
Burnsville Housing Revenue VRDB, Series 1999A, Provence LLC Project (Bank of America N.A. LOC),
0.35%, 7/9/09	15,650	15,650
Fridley Senior Housing Revenue Refunding VRDB, Series 2007-A, Banfill Crossing (FNMA Insured),
0.35%, 7/9/09	8,700	8,700
Mankato Multifamily Housing Revenue VRDB, Series 1997, Highland Hills Project (Bank of America N.A. LOC),
0.30%, 7/1/09	7,285	7,285
Maple Grove Economic Development Revenue Bonds, Series 2004, Heritage Christian Academy (U.S. Bank N.A. LOC),
0.30%, 7/9/09	5,240	5,240
Minneapolis Health Care System Revenue VRDB, Series 2008-C, Fairview Health Services (Wells Fargo Bank N.A. LOC),
0.16%, 7/9/09	5,800	5,800
Series 2008-D, Fairview Health Services (Wells Fargo Bank N.A. LOC),
0.16%, 7/9/09	2,300	2,300

MONEY MARKET FUNDS    16     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.5% continued
Minnesota - 1.6% continued
Minneapolis Revenue VRDB, Series 2000, People Serving People Project (U.S. Bank N.A. LOC),
0.25%, 7/1/09	$1,960	$1,960
Minnesota Agricultural and Economic Development Board Revenue VRDB, Series 2008 C-4, Health Care Facilities - Essentia (Assured Guaranty Insured),
0.28%, 7/1/09	17,900	17,900
Minnesota Agricultural and Economic Development Board Revenue VRDB, YMCA of Metro Minneapolis Project (U.S. Bank N.A. LOC),
0.27%, 7/9/09	8,000	8,000
Minnesota State Higher Education Facilities Authority Revenue VRDB, Series 2007-6Q, Concordia University St. Paul (U.S. Bank N.A. LOC),
0.40%, 7/1/09	9,915	9,915
Robbinsdale Revenue Refunding VRDB, Series 2008 A-1, North Memorial (Wells Fargo Bank N.A. LOC),
0.33%, 7/9/09	4,500	4,500
Series 2008 A-3, North Memorial (Wells Fargo Bank N.A. LOC),
0.22%, 7/9/09	5,000	5,000
St. Paul Housing and Redevelopment Authority Revenue Bonds, Series A, Science Museum of Minnesota (U.S. Bank N.A. LOC),
0.32%, 7/9/09	16,100	16,100
State of Minnesota Revenue Bonds, Series 2007-31, Clipper Tax-Exempt Certificate Trust, (1)
0.38%, 7/9/09	25,900	25,900

		141,448

Mississippi - 1.3%
Jackson County PCR Refunding Bonds, Series 1993, Chevron USA, Inc. Project (Chevron Corp. Gtd.),
0.15%, 7/1/09	11,350	11,350
Jackson County PCR Refunding VRDB, Series 1992, Chevron USA, Inc. Project (Chevron Corp. Gtd.),
0.22%, 7/1/09	4,200	4,200
Mississippi Business Finance Corp. Gulf Opportunity Zone Revenue VRDB, Series 2007-C, Chevron USA, Inc. Project,
0.65%, 8/3/09	27,000	27,000
Series 2007-D, Chevron USA, Inc. Project,
0.59%, 9/1/09	10,000	10,000
Series 2007-E, Chevron USA, Inc. Project,
0.20%, 7/1/09	25,550	25,550
Mississippi Business Finance Corp. Revenue VRDB, Edgewater Retail Partners (Compass Bank LOC),
0.37%, 7/9/09	17,000	17,000
Mississippi Business Finance Corp. Revenue VRDB, Fondren Place Development Co. (FHLB Dallas LOC),
0.32%, 7/9/09	11,075	11,075
Perry County PCR Refunding Bonds, Series 02, Leaf River Forest Production Project (Bank of America N.A. LOC),
0.32%, 7/9/09	13,000	13,000

		119,175

Missouri - 3.0%
Chesterfield IDA Educational Facilities Revenue VRDB, Series 2003, Gateway Academy, Inc. Project (U.S. Bank N.A. LOC),
0.30%, 7/1/09	505	505
Florissant IDA Revenue Refunding VRDB, Series 2008, Retirement Housing Foundation (KBC Bank N.V. LOC),
0.30%, 7/9/09	6,845	6,845
Kansas City IDA Multifamily Housing Revenue Refunding VRDB, Coach House South Apartments (FHLMC LOC),
0.30%, 7/9/09	10,100	10,100

MONEY MARKET FUNDS     17     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.5% continued
Missouri - 3.0% continued
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds, Citi ROCS RR-II-R-11265 (Berkshire Hathaway, Inc. Insured), (1)
0.45%, 7/9/09	$20,565	$20,565
Missouri State Development Finance Board Infrastructure Facilities Revenue VRDB, Series 2000C, St. Louis Convention Center (U.S. Bank N.A. LOC),
0.25%, 7/1/09	9,200	9,200
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 1996-C, Washington University,
0.27%, 7/1/09	32,000	32,000
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 1999B, St. Louis University,
0.35%, 7/1/09	2,200	2,200
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2000, Lutheran Senior Services (U.S. Bank N.A. LOC),
0.30%, 7/9/09	24,115	24,115
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2001B, Bethesda Health Group (U.S. Bank N.A. LOC),
0.25%, 7/1/09	9,525	9,525
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2004A, Lutheran Church (Bank of America N.A. LOC),
0.40%, 7/1/09	21,045	21,045
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2007, Lutheran Church Extension (Fifth Third Bank LOC),
3.90%, 7/1/09	31,630	31,630
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2008-A, Children’s Mercy Hospital (UBS AG LOC),
0.34%, 7/9/09	7,300	7,300
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2008-D, Sisters Mercy Health,
0.23%, 7/9/09	35,000	35,000
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2009, Saint Louis Priory School Project (U.S. Bank N.A. LOC),
0.30%, 7/9/09	3,300	3,300
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series C-5, SSM Health,
0.25%, 7/9/09	8,600	8,600
Platte County IDA Multifamily Housing Revenue Refunding Bonds, Series 1996, Wexford Place Project (FHLMC Gtd.), (1)
0.32%, 7/9/09	7,730	7,730
St. Charles County IDA Revenue Refunding VRDB, Country Club Apartments (FNMA LOC),
0.35%, 7/9/09	19,000	19,000
St. Charles County IDA Revenue Refunding VRDB, Series 1993, Remington Apartments Project (FNMA Gtd.),
0.35%, 7/9/09	10,700	10,700
St. Charles County IDA Revenue Refunding VRDB, Series 1995, Casalon Apartments Project (FNMA Gtd.),
0.35%, 7/9/09	6,170	6,170
St. Louis County IDA Revenue Refunding VRDB, Series 1996-B, Friendship Village South County Project (Bank of America N.A. LOC),
0.30%, 7/9/09	4,725	4,725

		270,255

Montana - 0.0%
Forsyth PCR Refunding VRDB, Series 1988, Pacificorp Project (BNP Paribas LOC),
0.35%, 7/1/09	4,515	4,515

MONEY MARKET FUNDS     18     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.5% continued
Nebraska - 0.4%
Omaha Public Power District Separate Electric Revenue Bonds, Eagle-720053008, Class A, Series 2005 (Berkshire Hathaway, Inc. Insured), (1)
0.45%, 7/9/09	$27,760	$27,760
Scotts Bluff County Hospital Authority Revenue Refunding VRDB, Series 2005, Regional West Medical Center Number 1 (KeyBank N.A. LOC),
2.30%, 7/9/09	10,030	10,030

		37,790

Nevada - 0.5%
Carson City Hospital Revenue VRDB, Series 2003-B, Carson Tahoe Hospital Project (U.S. Bank N.A. LOC),
0.30%, 7/9/09	3,800	3,800
Las Vegas Economic Development Revenue VRDB, Series A, Keep Memory Alive Project (Bank of New York LOC),
0.30%, 7/9/09	24,100	24,100
Las Vegas Valley Water District G.O., Series B, Water Improvement,
0.70%, 7/1/09	8,000	8,000
Series 2006-C, Water Improvement,
0.70%, 7/1/09	2,805	2,805
Reno Hospital Revenue Refunding VRDB, Series 2009-A, Renown Regional Medical Center (Wells Fargo Bank N.A. LOC),
0.20%, 7/9/09	4,100	4,100

		42,805

New Hampshire - 0.4%
New Hampshire Health and Educational Facilities Authority Revenue VRDB, Series 2007, Phillips Exeter Academy,
0.25%, 7/9/09	25,000	25,000
New Hampshire Health and Educational Facilities Authority Revenue VRDB, Series 2008, Saint Anselm College (RBS Citizens N.A. LOC),
3.00%, 7/1/09	2,900	2,900
New Hampshire Health and Educational Facilities Authority Revenue VRDB, Series A, LRG Healthcare (JPMorgan Chase Bank LOC),
0.33%, 7/9/09	5,225	5,225

		33,125

New Jersey - 0.1%
New Jersey EDA Revenue VRDB, Series 2007, Ranney School Project (Bank of Nova Scotia LOC),
0.15%, 7/9/09	10,200	10,200

New Mexico - 0.6%
New Mexico Finance Authority State Transportation Revenue Refunding Bonds, Subseries 2008 B-1, Sub Lien (State Street Bank & Trust LOC),
0.30%, 7/9/09	8,800	8,800
Subseries 2008 B-2, Sub Lien (UBS AG LOC),
0.25%, 7/9/09	2,800	2,800
New Mexico Hospital Equipment Loan Council Revenue VRDB, Series 2008-B, Presbyterian Healthcare,
0.30%, 7/9/09	18,000	18,000
Series 2008-C, Presbyterian Healthcare,
0.23%, 7/9/09	21,000	21,000

		50,600

New York - 8.3%
Chemung County Industrial Development Agency Revenue VRDB, Series 2007-A, Elmira College Project (JPMorgan Chase Bank LOC),
0.28%, 7/9/09	5,500	5,500

MONEY MARKET FUNDS     19     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.5% continued
New York - 8.3% continued
Hudson Yards Infrastructure Corp. Revenue Bonds, Eagle-20070030, Class A, Series 2007 (Citibank N.A. LOC), (1)
0.59%, 7/9/09	$125,000	$125,000
Metropolitan Transportation Authority Dedicated Tax Revenue Refunding VRDB, Series 2008A,
0.80%, 7/9/09	88,975	88,975
Metropolitan Transportation Authority Dedicated Tax Revenue Refunding VRDB, Subseries 2008 B-4 (KBC Bank N.V. LOC),
0.25%, 7/9/09	10,225	10,225
Metropolitan Transportation Authority Dedicated Tax Revenue VRDB, Series 2002B (FSA Corp. Insured),
0.75%, 7/9/09	2,150	2,150
Metropolitan Transportation Authority Revenue Bonds, CP Notes (ABN AMRO Bank N.V. LOC),
0.45%, 7/10/09	58,500	58,500
Metropolitan Transportation Authority Tax Exempt Revenue Bonds, Series 2007-C, Municipal CP Notes (ABN AMRO Bank N.V. LOC),
0.45%, 7/1/09	20,000	20,000
Series 2007-C, Municipal CP Notes (ABN AMRO Bank N.V. LOC),
0.35%, 7/2/09	28,500	28,500
Series 2007-C, Municipal CP Notes (ABN AMRO Bank N.V. LOC),
0.60%, 7/2/09	111,000	111,000
Metropolitan Transportation Authority Revenue VRDB, Subseries 2005 G-2 (BNP Paribas LOC),
0.27%, 7/1/09	8,330	8,330
Monroe County Industrial Development Agency Revenue VRDB, Series 2008, Harley School Project (Manufacturers & Traders Trust Co. LOC),
0.35%, 7/9/09	2,000	2,000
Nassau County Interim Finance Authority Revenue Bonds, Series 2009 C,
0.18%, 7/9/09	40,000	40,000
New York City G.O., Subseries H-1,
0.60%, 7/1/09	14,240	14,240
New York City Industrial Development Agency Civic Revenue VRDB, Sephardic Community Youth Center (Manufacturers & Traders Trust Co. LOC),
0.40%, 7/9/09	2,000	2,000
New York City Multifamily Housing Development Corp. Rent Housing Revenue VRDB, Series 1997A, Monterey Project (FNMA Collateralized),
0.18%, 7/9/09	3,500	3,500
New York City Municipal Water Finance Authority Water and Sewer Revenue Bonds, Series 2006-AA-3,
0.88%, 7/9/09	2,600	2,600
New York City Municipal Water Finance Authority Water and Sewer Revenue Bonds, Series 2008-BB-2, Second Generation, Fiscal,
0.19%, 7/9/09	34,000	34,000
New York City Municipal Water Finance Authority Water and Sewer Revenue VRDB, Subseries 2008 B-1,
0.18%, 7/9/09	25,000	25,000
Subseries 2008 B-2,
0.18%, 7/1/09	3,300	3,300
New York City Transitional Finance Authority Revenue Bonds, Series 3, Subseries 3B, New York City Recovery,
0.18%, 7/1/09	18,885	18,885
New York City Trust for Cultural Resources Revenue VRDB, Series 2008 B-1, Lincoln Center Arts (U.S. Bank N.A. LOC),
0.17%, 7/9/09	3,750	3,750

MONEY MARKET FUNDS     20     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.5% continued
New York - 8.3% continued
New York State Dormitory Authority Non State Supported Debt Revenue VRDB, Series 2008-B, Cornell University,
0.30%, 7/1/09	$16,800	$16,800
New York State Dormitory Authority Revenue Bonds, Series 1999-B, New York Library (Toronto-Dominion Bank LOC),
0.18%, 7/9/09	3,500	3,500
New York State Dormitory Authority Revenue VRDB, Series 2008-D, City University (Toronto-Dominion Bank LOC),
0.14%, 7/9/09	5,000	5,000
New York State Housing Finance Agency Revenue VRDB, Series 2002, 20 River Terrace Housing (FNMA Gtd.),
0.18%, 7/9/09	11,900	11,900
New York State Housing Finance Agency Revenue VRDB, Series 2009-A, 320 West 38th Street (Wachovia Bank N.A. LOC),
0.23%, 7/9/09	31,390	31,390
New York State Urban Development Corp. Revenue Bonds, Floating Rate Receipts SG-164 (U.S. Treasuries Escrowed), (1)
0.29%, 7/9/09	19,500	19,500
New York State Urban Development Corp. Revenue VRDB, Series A3A, State Facilities,
0.75%, 7/9/09	4,000	4,000
Onondaga County Industrial Development Agency Civic Facilities Revenue VRDB, Series 2005, Syracuse Resh Corp. Project (Manufacturers & Traders Trust Co. LOC),
0.40%, 7/9/09	7,435	7,435
Suffolk County Industrial Development Agency Civic Facilities Revenue VRDB, Series 2006, St. Anthony’s High School (U.S. Bank N.A. LOC),
0.20%, 7/9/09	6,500	6,500
Triborough Bridge and Tunnel Authority Revenue VRDB, Series 2005-A,
0.75%, 7/9/09	11,950	11,950
Trust for Cultural Resources Revenue VRDB, Series 2006, WNYC Radio, Inc. (Wachovia Bank N.A. LOC),
0.17%, 7/9/09	6,400	6,400
Westchester County Industrial Development Agency Revenue Refunding VRDB, Series 2008, Hebrew Hospital Continuing Care (Manufacturers & Traders Trust Co. LOC),
0.40%, 7/9/09	13,690	13,690
Westchester County Industrial Development Agency Revenue VRDB, Series 2001, Catharine Field Home (Comerica Bank LOC),
0.40%, 7/9/09	6,300	6,300

		751,820

North Carolina - 2.4%
Charlotte G.O. VRDB,
0.32%, 7/9/09	19,825	19,825
Guilford County G.O. VRDB, Series 2005-B,
0.32%, 7/9/09	4,700	4,700
Mecklenburg County COPS VRDB, Series 2008-A,
2.35%, 7/9/09	39,825	39,825
New Hanover County G.O., Series 1995, School Bonds,
0.45%, 7/9/09	2,250	2,250
North Carolina Capital Facilities Finance Agency Educational Revenue VRDB, Series 2007, Rocky Mountain Preparatory School (Branch Banking & Trust Co. LOC),
0.29%, 7/9/09	6,500	6,500
North Carolina Capital Facilities Finance Agency Recreational Revenue VRDB, Series 2007-B, YMCA of Greater Charlotte Project (Wachovia Bank N.A. LOC),
0.30%, 7/9/09	14,600	14,600

MONEY MARKET FUNDS     21     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.5% continued
North Carolina - 2.4% continued
North Carolina Capital Facilities Finance Agency Revenue Bonds, Duke University, Citigroup Eagle 20060012, Class A, (1)
0.35%, 7/9/09	$12,000	$12,000
North Carolina Medical Care Commission Healthcare Facilities Revenue Refunding Bonds, Series B, Duke University Health System,
0.24%, 7/9/09	50,000	50,000
North Carolina Medical Care Commission Healthcare Facilities Revenue Refunding VRDB, Series 2007, Lutheran Retirement Project (SunTrust Bank LOC),
2.15%, 7/9/09	6,500	6,500
North Carolina Medical Care Commission Healthcare Facilities Revenue Refunding VRDB, Series 2008-A1, University Health System Eastern (Bank of America N.A. LOC),
0.28%, 7/9/09	7,600	7,600
Series 2008-B1, University Health System Eastern (Branch Banking & Trust Co. LOC),
0.18%, 7/9/09	4,900	4,900
North Carolina Medical Care Commission Healthcare Facilities Revenue VRDB, Series 2004-A, Novant Health Group,
0.45%, 7/9/09	25,350	25,350
North Carolina Medical Care Commission Healthcare Facilities Revenue VRDB, Series C, First Mortgage, Pennybyrn Project (Bank of America N.A. LOC),
0.30%, 7/9/09	7,900	7,900
North Carolina Medical Care Commission Hospital Revenue Bonds, Aces, Pooled Equipment Financing Project (KBC Bank N.V. LOC),
0.15%, 7/9/09	8,700	8,700
University of North Carolina Revenue Bonds, Citigroup Eagle 720053014 Class 2005A, (1)
0.35%, 7/9/09	5,800	5,800
Wake County G.O. VRDB, Series 2004-A,
0.55%, 7/9/09	3,500	3,500

		219,950

North Dakota - 0.1%
Cass County Health Facilities Revenue VRDB, Series 2008 A-2, Health Care - Essentia (Assured Guaranty Insured),
0.30%, 7/9/09	7,000	7,000

Ohio - 2.8%
American Municipal Power-Ohio, Inc. Revenue VRDB, Series 2006, Combustion Turbine Project (KeyBank N.A. LOC),
2.95%, 7/9/09	9,610	9,610
Athens County Port Authority Housing Revenue Bonds, Series 2000, University Housing for Ohio, Inc. Project (Wachovia Bank N.A. LOC),
0.30%, 7/9/09	28,865	28,865
Cleveland-Cuyahoga County Port Authority Revenue VRDB, Series 2008, Euclid Avenue Housing Corp. Project (U.S. Bank N.A. LOC),
0.30%, 7/9/09	3,000	3,000
Cuyahoga County Healthcare and Independent Living Facilities Revenue VRDB, Series B, Eliza Jennings Senior Care (Banco Santander Central Hispano LOC),
0.33%, 7/9/09	22,860	22,860
Cuyahoga County Revenue VRDB, Subseries 2004-B1, Cleveland Clinic,
0.18%, 7/1/09	8,075	8,075
Franklin County Healthcare Facilities Revenue Refunding Bonds, Series 2005, Chelsea First Community (KBC Bank N.V. LOC),
0.31%, 7/9/09	17,400	17,400
Franklin County Hospital Revenue Refunding Bonds, Series 2008-A, Ohio Health Corp.,
0.25%, 7/9/09	16,480	16,480

MONEY MARKET FUNDS     22     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.5% continued
Ohio - 2.8% continued
Franklin County Hospital Revenue Refunding VRDB, Series 1996-B, U.S. Health Corp. of Columbus (U.S. Bank N.A. LOC),
0.18%, 7/9/09	$11,165	$11,165
Geauga County Revenue VRDB, Series 2007-A, South Franklin Circle Project (KeyBank N.A. LOC),
1.65%, 7/1/09	20,000	20,000
Kent State University Revenue VRDB, Series 2008, General Receipts (KeyBank N.A. LOC),
2.95%, 7/9/09	8,800	8,800
Lancaster Port Authority Gas Revenue VRDB, Series 2008,
0.27%, 7/9/09	29,400	29,400
Montgomery County Economic Development Revenue Bonds, The Dayton Art Institute (U.S. Bank N.A. LOC),
0.30%, 7/9/09	500	500
Ohio Multifamily Housing Finance Agency Revenue VRDB, Series 2002F, Chambrel at Montrose (FNMA LOC),
0.32%, 7/9/09	6,351	6,351
Ohio State Higher Educational Facilities Revenue VRDB, Series 2007, Ohio Dominican University Project (JPMorgan Chase Bank LOC),
0.28%, 7/9/09	13,300	13,300
Ohio State Higher Educational Facilities Commission Revenue VRDB, Series 2008 B-2, Cleveland Clinic,
0.18%, 7/1/09	8,200	8,200
Series 2008 B-3, Cleveland Clinic,
0.18%, 7/1/09	27,800	27,800
Ohio State University Revenue VRDB, Series 2008-B, General Receipts,
0.13%, 7/9/09	22,000	22,000
Richland County Health Care Facilities Revenue Refunding Bonds, Series 2004-A, Wesleyan Senior Living (JPMorgan Chase Bank LOC),
0.33%, 7/9/09	3,895	3,895

		257,701

Oklahoma - 0.2%
Tulsa County Industrial Authority Capital Improvement Revenue VRDB, Series 2003A,
2.00%, 8/17/09	19,000	19,000

Oregon - 0.7%
Clackamas County Hospital Facility Authority Revenue Refunding VRDB, Willamette Series A-1 (Bank of New York LOC),
0.30%, 7/9/09	10,200	10,200
Medford Hospital Facilities Authority Revenue Refunding VRDB, Series 2009, Rogue Valley Manor Project (Wells Fargo Bank N.A. LOC),
0.23%, 7/1/09	5,900	5,900
Oregon Health, Housing, Educational and Cultural Facilities Authority Revenue VRDB, Series 95A, Evangelical Lutheran Good Samaritan Hospital (U.S. Bank N.A. LOC),
0.35%, 7/9/09	2,500	2,500
Oregon State Facilities Authority Revenue VRDB, Series 2005A, Quatama Crossing Housing (FNMA LOC),
0.32%, 7/9/09	19,800	19,800
Oregon State Facilities Authority Revenue VRDB, Series 2008-B, Peacehealth (U.S. Bank N.A. LOC),
0.23%, 7/9/09	12,900	12,900
Series 2008-C, Peacehealth (Wells Fargo Bank N.A. LOC),
0.17%, 7/9/09	10,000	10,000

		61,300

MONEY MARKET FUNDS     23     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.5% continued
Pennsylvania - 1.8%
Berks County Municipal Authority Revenue VRDB, Series 2008-A, Phoebe-Devitt Home Project (Banco Santander Central Hispano LOC),
0.30%, 7/9/09	$10,325	$10,325
Berks County Reading Hospital Revenue Bonds, Series 2008 A-1, RBC Municipal Products, Inc. Trust, Floaters Series 2008 C-13 (Royal Bank of Canada LOC), (1)
0.40%, 7/9/09	10,000	10,000
Bucks County IDA Hospital Revenue VRDB, Series 2008-A, Grand View Hospital (Toronto-Dominion Bank LOC),
0.16%, 7/9/09	8,400	8,400
Delaware River Port Authority Revenue Refunding VRDB, Series 2008-B (Toronto-Dominion Bank LOC),
0.16%, 7/9/09	23,000	23,000
Haverford Township School District G.O., Series 2009 (Toronto-Dominion Bank LOC),
0.29%, 7/9/09	8,000	8,000
Horizon Hospital System Authority Health and Housing Facilities Revenue VRDB, Series 2005, St. Paul Homes Project (Manufacturers & Traders Trust Co. LOC),
0.40%, 7/9/09	7,695	7,695
Lancaster IDA Revenue VRDB, Series 2007, Mennonite Home Project (Manufacturers & Traders Trust Co. LOC),
0.40%, 7/9/09	3,000	3,000
Lower Merion School District G.O. VRDB, Series 2009-A, Capital Project (State Street Bank & Trust LOC),
0.25%, 7/9/09	9,000	9,000
Series 2009-B, Capital Project (U.S. Bank N.A. LOC),
0.23%, 7/9/09	4,200	4,200
Pennsylvania Economic Development Financing Authority Revenue Refunding VRDB, Series 2009-B, PPL Energy Supply (Wachovia Bank N.A. LOC),
1.25%, 10/1/09	15,000	15,000
Series 2009-C, PPL Energy Supply (Wachovia Bank N.A. LOC),
0.30%, 7/9/09	6,000	6,000
Pennsylvania Multifamily Housing Finance Agency Revenue VRDB, Series 2008, Special Limited Obligation, Foxwood (Bank of America N.A. LOC),
0.29%, 7/9/09	4,300	4,300
Pennsylvania Turnpike Commission Revenue VRDB, Series 2002B,
1.30%, 7/9/09	10,000	10,000
Southcentral General Authority Revenue VRDB, Series 2005, Hanover Lutheran Village Project (Manufacturers & Traders Trust Co. LOC), (1)
0.35%, 7/9/09	8,600	8,600
Southcentral General Authority Revenue VRDB, Series 2008-D, Wellspan Health Obligation Group (SunTrust Bank LOC),
2.32%, 7/9/09	7,700	7,700
State Public School Building Authority Revenue VRDB, Series 2008, North Hills School District Project (RBS Citizens N.A. LOC),
2.50%, 7/9/09	3,900	3,900
Westmoreland County IDA Revenue VRDB, Series C, Retirement Redstone (Bank of Nova Scotia LOC),
0.30%, 7/9/09	19,845	19,845

		158,965

Puerto Rico - 0.6%
Commonwealth of Puerto Rico TRANS, Subseries 2009 A1 (Bank of Nova Scotia LOC),
3.00%, 7/30/09	31,000	31,034
Subseries 2009 A2 (BNP Paribas LOC),
3.00%, 7/30/09	13,000	13,014
Subseries 2009 A3 (Banco Bilbao Vizcaya Argentaria LOC),
3.00%, 7/30/09	10,000	10,011

		54,059

MONEY MARKET FUNDS     24     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.5% continued
South Carolina - 1.2%
Charleston Waterworks and Sewer Revenue VRDB, Series B, Capital Improvements,
0.32%, 7/9/09	$27,200	$27,200
Easley Utility Revenue Refunding VRDB, Series 2007 (FSA Corp. Insured),
1.60%, 7/9/09	32,730	32,730
Piedmont Municipal Power Agency Electric Revenue VRDB, Series 2008-B (Assured Guaranty Insured),
1.00%, 7/9/09	20,900	20,900
South Carolina Jobs EDA Hospital Revenue Bonds, Series 2007-B, CareAlliance Health (Wachovia Bank N.A. LOC),
0.32%, 7/1/09	12,000	12,000
South Carolina Jobs EDA Hospital Revenue VRDB, Series 2006-B, Oconee Memorial Hospital, Inc. (Wachovia Bank N.A. LOC),
0.28%, 7/9/09	9,000	9,000
South Carolina State Housing Finance and Development Authority Multifamily Revenue VRDB, Series 2008, Rental Housing, Brookside Apartments (FHLMC Gtd.),
0.29%, 7/9/09	5,000	5,000

		106,830

South Dakota - 0.2%
South Dakota Health and Educational Facilities Authority Revenue VRDB, Series 2008, Regional Health (U.S. Bank N.A. LOC),
0.30%, 7/1/09	15,965	15,965

Tennessee - 1.9%
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board Revenue Refunding VRDB, Series 2002, Timberlake Project, Multifamily (FNMA Insured),
0.38%, 7/9/09	1,150	1,150
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board Revenue VRDB, Series 1996A, Adventist Health System Sunbelt (SunTrust Bank LOC),
0.30%, 7/9/09	1,780	1,780
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board Revenue VRDB, Series 1997A, Adventist Health System (SunTrust Bank LOC),
0.30%, 7/9/09	1,500	1,500
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board Revenue VRDB, Series 2002, Ensworth School Project (SunTrust Bank LOC),
2.50%, 7/9/09	2,155	2,155
Metropolitan Government Nashville and Davidson County IDB Revenue Refunding Bonds, Series 2002, Multifamily Housing, Spinnaker Cove Apartments Project (FNMA Gtd.),
0.38%, 7/9/09	12,155	12,155
Metropolitan Government Nashville and Davidson County IDB Revenue Refunding VRDB, Series 2004, Ridgelake Apartments Project (FHLMC Gtd.),
0.30%, 7/9/09	5,525	5,525
Montgomery County Public Building Authority Revenue Bonds, Series 2004, County Loan Pool (Bank of America N.A. LOC),
0.32%, 7/1/09	6,750	6,750
Shelby County Health, Educational and Housing Facilities Board Revenue VRDB, Memphis University School Project (SunTrust Bank LOC),
2.75%, 7/9/09	4,200	4,200
Shelby County Health, Educational and Housing Facilities Board Revenue VRDB, Series 2005, Hutchison School Project (Bank of America N.A. LOC),
0.33%, 7/9/09	9,800	9,800
Shelby County Health, Educational and Housing Facilities Board Revenue VRDB, Series A-1, Gateway Projects (FNMA Gtd.),
0.33%, 7/9/09	5,575	5,575
Sullivan County Health, Educational and Housing Facilities Board Revenue Bonds, Wellmont Health Systems Project (Bank of America N.A. LOC),
0.35%, 7/9/09	58,800	58,800

MONEY MARKET FUNDS    25      NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.5% continued
Tennessee - 1.9% continued
Tennergy Corp. Gas Revenue Bonds, STARS Trust Receipts 1260B (BNP Paribas LOC), (1)
0.35%, 7/9/09	$64,070	$64,070

		173,460

Texas - 10.3%
Austin Water and Wastewater System Revenue Refunding VRDB, Series 2008 (Dexia Bank Belgium LOC),
0.60%, 7/9/09	15,400	15,400
Bexar County and Clear Creek Revenue Bonds, Series 2007-28, Clipper Tax-Exempt Certificate Trust, (1)
0.40%, 7/9/09	29,500	29,500
Capital Area Housing Finance Corp. Revenue VRDB, Series 2009, Encino Pointe Apartments (Bank of America N.A. LOC),
0.50%, 7/9/09	15,700	15,700
Crawford Educational Facilities Corp. Revenue Bonds, Series 2005, Prince of Peace Christian School (Wachovia Bank N.A. LOC),
0.30%, 7/9/09	5,210	5,210
Series 2008, Prince of Peace Christian School (Wachovia Bank N.A. LOC),
0.30%, 7/9/09	5,500	5,500
Dallas Water and Sewer Revenue Bonds, State Street Clipper Tax-Exempt Certificate Trust 2007-23, (1)
0.50%, 7/9/09	20,000	20,000
Grand Prairie Independent School District G.O. VRDB, Building Bonds (PSF of Texas Gtd.),
1.90%, 8/1/09	28,600	28,600
Grand Prairie Independent School District G.O. VRDB, Series 2004, School Building (PSF of Texas Gtd.),
1.90%, 8/3/09	18,950	18,950
Gulf Coast Waste Disposal Authority PCR Refunding VRDB, Amoco Oil,
0.21%, 7/1/09	4,300	4,300
Harris County Cultural Education Facilities Finance Corp. Medical Facilities Revenue Refunding VRDB, Series 2008-E, Baylor College Medicine (JPMorgan Chase Bank LOC),
0.22%, 7/9/09	16,000	16,000
Harris County Cultural Education Facilities Finance Corp. Revenue VRDB, Series 2009 C-2, Methodist Hospital,
0.18%, 7/1/09	13,200	13,200
Subseries C-1, Methodist Hospital,
0.18%, 7/1/09	11,600	11,600
Harris County Health Facilities Development Corp. Hospital Revenue Refunding VRDB, Series 2008-A, Baylor College Medicine (Compass Bank LOC),
0.28%, 7/9/09	13,100	13,100
HFDC of Central Texas, Inc. Retirement Facilities Revenue VRDB, Series 2006 B, Sears Caprock Corp. Project (Banco Santander Central Hispano LOC),
0.30%, 7/9/09	3,275	3,275
HFDC of Central Texas, Inc. Retirement Facilities Revenue VRDB, Series 2006 C, Village Gleannloch Farms (Citibank N.A. LOC),
0.33%, 7/9/09	5,850	5,850
Houston Independent School District G.O. VRDB, Series 2004, Schoolhouse (PSF of Texas Gtd.),
0.20%, 7/9/09	41,815	41,815
Irving Independent School District G.O. Revenue VRDB, Series 2004A (PSF of Texas Gtd.),
1.85%, 8/1/09	15,850	15,850
Katy Independent School District G.O. VRDB, Series C, Fort Bend, Harris and Waller Counties, CSH Building (PSF of Texas Gtd.),
0.25%, 7/9/09	14,200	14,200
Lower Colorado River Authority Revenue Bonds, Series 2994, JPMorgan Chase Putters, Transmission Contract (Berkshire Hathaway, Inc. Insured), (1)
0.40%, 7/9/09	2,705	2,705

MONEY MARKET FUNDS     26     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.5% continued
Texas - 10.3% continued
Lower Neches Valley Authority Industrial Development Corp. Exempt Facilities Revenue Refunding VRDB, Series 2001-A, Exxon Mobil Project,
0.28%, 7/1/09	$6,950	$6,950
Lubbock Independent School District G.O. VRDB, Series 2004-A, School Building (PSF of Texas Gtd.),
0.25%, 7/9/09	9,450	9,450
Manor Independent School District G.O. VRDB, Series 2006, School Building (PSF of Texas Gtd.),
1.90%, 8/1/09	11,235	11,235
Northside Independent School District G.O. VRDB, Series 2009, School Building (PSF of Texas Gtd.),
1.20%, 6/1/10	12,000	12,000
Plano Health Facilities Development Corp. Revenue Bonds, Series 2000, YMCA of Metro Dallas Project (Bank of America N.A. LOC),
0.35%, 7/9/09	7,975	7,975
Rockwall Independent School District G.O. VRDB, Series 2006, School Building (PSF of Texas Gtd.),
0.95%, 7/9/09	16,000	16,000
San Antonio Education Facilities Corp. Revenue VRDB, Series 2008, University Incarnate Word Project (JPMorgan Chase Bank LOC),
0.22%, 7/9/09	28,000	28,000
State of Texas G.O., Citigroup Eagle 2006-126 Class A, (1)
0.35%, 7/9/09	51,900	51,900
State of Texas G.O. Refunding, Veterans Housing Assistance Fund I (State of Texas G.O. Gtd.),
0.17%, 7/9/09	5,500	5,500
State of Texas G.O. VRDB, Series 2008, Veterans Housing Assistance Fund II,
0.55%, 7/9/09	44,430	44,430
State of Texas Transportation Community Mobility G.O. Bonds, Citigroup ROCS RR-II-R-12208, (1)
0.45%, 7/9/09	10,165	10,165
Tarrant County Cultural Education Facilities Finance Corp. Revenue Refunding VRDB, Series 2008 C-5, Christus Health (Compass Bank LOC),
0.23%, 7/9/09	10,000	10,000
Tarrant County Cultural Education Facilities Finance Corp. Revenue VRDB, Adventist Long Term Care (SunTrust Bank LOC),
2.65%, 7/9/09	9,375	9,375
Tarrant County Cultural Education Facilities Finance Corp. Revenue VRDB, Series 2008-A, Texas Health Resources,
0.22%, 7/9/09	6,500	6,500
Series 2008-E, Texas Health Resources,
0.17%, 7/9/09	4,500	4,500
Series 2008-F, Texas Health Resources,
0.50%, 7/9/09	14,625	14,625
Tarrant County Health Facilities Development Corp. Revenue VRDB, Series 1996-A, Adventist Health System Sunbelt (SunTrust Bank LOC),
2.65%, 7/9/09	4,545	4,545
Tarrant County Housing Finance Corp. Revenue VRDB, Series 2003, Gateway Arlington Apartments Project (FNMA Gtd.),
0.32%, 7/9/09	8,245	8,245
Texas Municipal Gas Acquisition and Supply Corp. II Revenue Bonds, Series 2007-042-1993B, STARS Certificates, (1)
0.28%, 7/9/09	33,340	33,340
Texas State Transportation Commission Revenue Bonds, Citigroup ROCS RR-II-R-12272, (1) (2)
0.35%, 7/9/09	12,200	12,200

MONEY MARKET FUNDS     27     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.5% continued
Texas - 10.3% continued
Texas State Transportation Commission Revenue VRDB, Series B, First Tier,
0.23%, 7/9/09	$52,850	$52,850
Texas State Turnpike Authority Revenue Bonds, Citi ROCS RR-II-R-12195 (Berkshire Hathaway, Inc. Insured), (1)
0.45%, 7/9/09	15,840	15,840
Texas TRANS, Series 2008,
3.00%, 8/28/09	260,000	260,575
Texas Water Development Board Revenue Refunding VRDB, Series 2007-A, Sub Lien,
0.30%, 7/1/09	429	429
Travis County Retirement Health Facilities Development Corp. Revenue VRDB, Series C, Querencia Barton Creek (Bank of America N.A. LOC),
0.30%, 7/9/09	2,000	2,000
Waco Educational Finance Corp. Revenue Refunding VRDB, Series 2008-A, Baylor University,
0.25%, 7/9/09	11,300	11,300

		930,684

Utah - 0.5%
Emery County PCR Bonds, Pacificorp (Wells Fargo Bank N.A. LOC),
0.33%, 7/9/09	10,000	10,000
Intermountain Power Agency Supply Revenue Bonds, Citicorp Eagle Trust CR-331 (FSA Corp. Insured), (1)
0.70%, 7/9/09	8,780	8,780
Park City Revenue VRDB, Series 2007, Ski and Snowboard Association (Wells Fargo Bank N.A. LOC),
0.27%, 7/9/09	3,380	3,380
Utah Water Finance Agency Revenue VRDB, Series 2008 B-3,
0.33%, 7/9/09	23,900	23,900

		46,060

Virginia - 1.4%
Alexandria IDA Revenue Refunding VRDB, Series 2005, Goodwin House (Wachovia Bank N.A. LOC),
0.20%, 7/1/09	4,300	4,300
Charlottesville IDA Educational Facilities Revenue Bonds, Series 2006-A, University of Virginia Foundation Projects (Wachovia Bank N.A. LOC),
0.27%, 7/9/09	11,975	11,975
Fairfax County EDA Educational Facilities Revenue VRDB, Series 2003, The Madeira School (Bank of America N.A. LOC),
0.36%, 7/9/09	20,000	20,000
Fredericksburg EDA Student Housing Facilities Revenue Refunding VRDB, Series 2008, UMW Apartments Project (Bank of America N.A. LOC),
0.30%, 7/9/09	10,300	10,300
Hampton Redevelopment and Multifamily Housing Authority Revenue Refunding VRDB, Hampton Center Apartments Project (FHLMC Insured),
0.30%, 7/9/09	14,510	14,510
Hanover County EDA Revenue Refunding VRDB, Series 2008 D-2, Bon Secours Health (U.S. Bank N.A. LOC),
0.16%, 7/9/09	6,900	6,900
Harrisonburg IDA Revenue Refunding Bonds, Series B, Mennonite Retirement (Citibank N.A. LOC),
0.33%, 7/9/09	11,490	11,490
Lynchburg IDA Revenue Refunding VRDB, Series A, Centra Health (SunTrust Bank LOC),
2.50%, 7/9/09	5,900	5,900

MONEY MARKET FUNDS     28     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.5% continued
Virginia - 1.4% continued
Newport News Redevelopment and Multifamily Housing Revenue Refunding VRDB, Series 2001, Springhouse Apartments Project (FHLMC Gtd.),
0.32%, 7/9/09	$13,200	$13,200
Prince William County COPS VRDB, Series 2006B (Wachovia Bank N.A. LOC),
0.21%, 7/9/09	8,775	8,775
Richmond IDA Revenue VRDB, Educational Facilities, Church Schools in Diocese (SunTrust Bank LOC),
1.00%, 7/1/09	15,525	15,525

		122,875

Washington - 2.9%
Bremerton County Revenue Bonds, Series 2003, Kitsap Regional Conference Center Parking (Bank of America N.A. LOC),
0.34%, 7/9/09	2,270	2,270
Energy Northwest Electric Revenue Refunding VRDB, Subseries 2008 F-1, Project 3,
0.55%, 7/9/09	53,000	53,000
Subseries 2008 F-2, Project 3,
0.55%, 7/9/09	30,000	30,000
Everett Washington Public Facilities District Revenue VRDB, Series 2007,
1.50%, 7/1/09	1,400	1,400
Vancouver Housing Authority Revenue Refunding VRDB, Series 2008, Pooled Housing (FHLMC Gtd.),
0.32%, 7/9/09	4,500	4,500
Washington State G.O., Series 1993B, Smith Barney Soc Gen Trust SGB-13, (1)
0.41%, 7/9/09	20,600	20,600
Washington State Healthcare Facilities Authority Revenue VRDB, Series 2003, Association of Community and Migrant Health Centers (U.S. Bank N.A. LOC),
0.38%, 7/9/09	1,985	1,985
Washington State Healthcare Facilities Authority Revenue VRDB, Series 2009-A, Multicare Health System (Wells Fargo Bank N.A. LOC),
0.20%, 7/9/09	2,400	2,400
Series 2009-B, Multicare Health System (Wells Fargo Bank N.A. LOC),
0.17%, 7/9/09	6,875	6,875
Washington State Higher Education Facilities Authority Revenue Refunding VRDB, Series 2007, St. Martins University Project (KeyBank N.A. LOC),
2.20%, 7/9/09	8,800	8,800
Washington State Higher Education Facilities Authority Revenue Refunding VRDB, Series 2008, Seattle Pacific University (U.S. Bank N.A. LOC),
0.22%, 7/9/09	8,600	8,600
Washington State Higher Education Facilities Authority Revenue Refunding VRDB, Series A, Gonzaga University Project (Bank of America N.A. LOC),
0.35%, 7/9/09	45,479	45,479
Washington State Higher Education Facilities Authority Revenue VRDB, Series 2003A, Cornish College of Arts Project (Bank of America N.A. LOC),
0.37%, 7/9/09	2,100	2,100
Washington State Housing Finance Commission Nonprofit Revenue VRDB, Bertschi School Project (Bank of America N.A. LOC),
0.40%, 7/9/09	615	615
Washington State Housing Finance Commission Nonprofit Revenue VRDB, Series B, St. Thomas School Project (Bank of America N.A. LOC),
0.32%, 7/9/09	5,000	5,000
Washington State Housing Finance Commission Nonprofit Revenue VRDB, Series C, Skyline at First Hill Project (Bank of America N.A. LOC),
0.30%, 7/9/09	41,000	41,000

MONEY MARKET FUNDS     29     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.5% continued
Washington - 2.9% continued
Washington State Housing Finance Commission Nonprofit Revenue VRDB, Series 2000, Living Care Centers Project (Wells Fargo Bank N.A. LOC),
0.27%, 7/9/09	$7,840	$7,840
Washington State Housing Finance Commission Nonprofit Revenue VRDB, Series 2000, University Prep Academy Project (Bank of America N.A. LOC),
0.37%, 7/9/09	3,700	3,700
Washington State Housing Finance Commission Nonprofit Revenue VRDB, Series 2006, District Council Number 5 (Wells Fargo Bank N.A. LOC),
0.27%, 7/9/09	3,255	3,255
Washington State Revenue Bonds, Series 2007-37, Clipper Tax-Exempt Certificate Trust, (1)
0.45%, 7/9/09	14,740	14,740

		264,159

West Virginia - 0.4%
Cabell County Revenue VRDB, Series 2001, Huntington YMCA (JPMorgan Chase Bank LOC),
0.85%, 7/9/09	2,985	2,985
Monongalia County Building Commission Revenue Refunding Bonds, Series 2005B, Monongalia General Hospital Project (JPMorgan Chase Bank LOC),
0.35%, 7/9/09	12,495	12,495
West Virginia EDA PCR Refunding VRDB, Series 2008-B, Ohio Power Co., Kammer (Royal Bank of Scotland PLC LOC),
0.30%, 7/9/09	6,675	6,675
West Virginia State Hospital Finance Authority Revenue VRDB, Series 2008-A, Charleston Area Medical Center (Branch Banking & Trust Co. LOC),
0.20%, 7/9/09	18,605	18,605

		40,760

Wisconsin - 2.5%
Milwaukee Redevelopment Authority Lease Revenue VRDB, Series 2005, University of Wisconsin, Kenilworth Project (U.S. Bank N.A. LOC),
0.35%, 7/9/09	6,375	6,375
Milwaukee Redevelopment Authority Revenue VRDB, Series 2007, Riverwest Student Housing Project (Marshall & Ilsley Bank LOC),
1.78%, 7/9/09	8,330	8,330
State of Wisconsin Revenue Bonds, Series 2007-5, Clipper Tax-Exempt Certificate Trust, (1)
0.45%, 7/9/09	25,000	25,000
University of Wisconsin Hospitals and Clinics Authority Revenue Refunding VRDB, Series 2009-A (U.S. Bank N.A. LOC),
0.35%, 7/9/09	4,870	4,870
Wauwatosa Housing Authority Revenue Refunding Bonds, Series 1995-B, San Camillo, Inc. (U.S. Bank N.A. LOC),
0.30%, 7/9/09	4,200	4,200
Wisconsin Health and Educational Facilities Authority G.O. VRDB, Series 2009-A, Froedtert and Community Health (U.S. Bank N.A. LOC),
0.25%, 7/9/09	15,000	15,000
Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 2003, Mequon Jewish Project (JPMorgan Chase Bank LOC),
0.45%, 7/9/09	6,060	6,060
Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 2003-C, Mercy Health Systems (Marshall & Ilsley Bank LOC),
1.65%, 7/9/09	6,935	6,935
Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 2007-B, Newcastle Place, Inc. (Bank of America N.A. LOC),
0.30%, 7/9/09	19,200	19,200
Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 2008-B, Aurora Health Care (U.S. Bank N.A. LOC),
1.60%, 11/13/09	21,665	21,665

MONEY MARKET FUNDS     30     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 96.5% continued
Wisconsin - 2.5% continued
Wisconsin Health and Educational Facilities Authority Revenue Refunding Bonds, Series 2007, Mercy Alliance, Inc. (Marshall & Ilsley Bank LOC),
3.25%, 7/9/09	$8,600	$8,600
Wisconsin Health and Educational Facilities Authority Revenue Refunding Bonds, Series 2008 B-1, Marquette University (JPMorgan Chase Bank LOC),
0.35%, 7/9/09	20,000	20,000
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2001, Lutheran College (U.S. Bank N.A. LOC),
0.30%, 7/1/09	8,000	8,000
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2001, Riverview Hospital Association (U.S. Bank N.A. LOC),
0.25%, 7/1/09	4,455	4,455
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2002A, Capital Access Pool, Vernon Memorial Hospital (KBC Bank N.V. LOC),
0.30%, 7/1/09	6,895	6,895
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2008-A, Meriter Retirement Services, Capital Lakes, Inc. (KBC Bank N.V. LOC),
0.38%, 7/9/09	600	600
Series 2008-B, Meriter Retirement Services, Capital Lakes Inc. (U.S. Bank N.A. LOC),
0.38%, 7/9/09	6,490	6,490
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2008-B, Meriter Hospital (U.S. Bank N.A. LOC),
0.25%, 7/1/09	3,900	3,900
Wisconsin Health and Educational Facilities Authority Revenue VRDB, Watertown Memorial Hospital, Inc. (JPMorgan Chase Bank LOC),
0.30%, 7/9/09	15,000	15,000
Wisconsin School Districts Temporary Borrowing Program COPS TRANS, Series 2008-B, Cash Flow Management Program,
3.00%, 10/30/09	12,500	12,553
Wisconsin Transportation Revenue Bonds, Series 2007-24, Clipper Tax-Exempt Certificate Trust, (1)
0.45%, 7/9/09	21,745	21,745

		225,873

Wyoming - 0.4%
Platte County PCR Bonds, Series 1984A, Tri-State Generation & Transmission (National Rural Utility Cooperative Finance Co. Gtd.),
0.95%, 7/1/09	24,400	24,400
Uintah County PCR Refunding VRDB, Series 1992, Chevron USA, Inc. Project (Chevron Corp. Gtd.),
0.20%, 7/1/09	10,450	10,450

		34,850

Multiple States Pooled Securities - 1.7%
BB&T Municipal Trust, Floaters Series 5002 (Rabobank Group LOC), (1)
0.60%, 7/9/09	74,755	74,755
BB&T Municipal Trust Revenue Bonds, Floaters Series 1007 (Branch Banking & Trust Co. LOC), (1)
0.30%, 7/9/09	20,150	20,150
Floaters Series 1017 (Branch Banking & Trust Co. LOC), (1)
0.30%, 7/9/09	34,360	34,360
Floaters Series 5001 (Rabobank Group LOC), (1)
0.44%, 7/9/09	29,000	29,000

		158,265

Total Municipal Investments (Cost $8,738,563)		8,738,563

MONEY MARKET FUNDS     31     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCY - 2.6% (3)
Federal Home Loan Bank - 2.6%
FHLB Discount Note,
0.01%, 7/1/09	$238,317	$238,317

Total U.S. Government Agency (Cost $238,317)		238,317

Total Investments - 99.1% (Cost $8,976,880) (4)		8,976,880

Other Assets less Liabilities - 0.9%		83,652

NET ASSETS - 100.0%		$9,060,532

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933.

These securities may not be publicly sold without registration under the Securities Act of 1933.

(2)	Restricted security that has been deemed illiquid. At June 30, 2009, the value of this restricted illiquid security amounted to approximately $12,200,000 or 0.1% of net assets.

Additional information on this restricted, illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Texas State Transportation Commission Revenue Bonds (TX),
0.35%, 7/9/09	6/17/09	$12,200

(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(4)	The cost for federal income tax purposes was $8,976,880.

Percentages shown are based on Net Assets.

At June 30 2009, the industry sectors for the Municipal Money Market Fund were:

INDUSTRY SECTOR	% OF NET ASSETS
Administration of Environment and Housing and Real Estate	5.3%
Air, Transportation, Water Services and Solid Waste Management	6.1
Educational Services	12.6
Electric Services, Gas and Combined Utilities	7.7
Executive, Legislative and General Government	22.7
General Medical and Surgical, Nursing and Personal Care	9.9
Health Services and Residential Care	13.3
Local Passenger Transportation	6.4
Urban and Community Development, Housing Programs and Social Services	8.3
All other sectors less than 5%	7.7

Total	100.0%

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

MONEY MARKET FUNDS     32     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

JUNE 30, 2009 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Municipal Money Market Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2009:

Investments	Level 1 (000S)	Level 2 (000S)		Level 3 (000S)	Total (000S)
Municipal Money Market Fund	$—	$8,976,880	(1)	$—	$8,976,880

(1)	Classifications as defined in the Schedule of Investments.

MONEY MARKET FUNDS     33     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

ABBREVIATIONS AND OTHER INFORMATION

MUNICIPAL MONEY MARKET FUND continued

JUNE 30, 2009 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of the net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

ABAG    Association of Bay Area Governments

AMT    Alternative Minimum Tax

COPS    Certificates of Participation

CP    Commercial Paper

EDA    Economic Development Authority

FHLB    Federal Home Loan Bank

FHLMC    Federal Home Loan Mortgage Corporation

FNMA    Federal National Mortgage Association

FSA    Financial Security Assurance

G.O.    General Obligation

Gtd.    Guaranteed

IDA    Industrial Development Authority

IDB    Industrial Development Board

IDR    Industrial Development Revenue

LOC    Letter of Credit

PCR    Pollution Control Revenue

PSF    Permanent School Fund

RANS    Revenue Anticipation Notes

ROCS    Reset Option Certificates

SFM    Single Family Mortgage

SGB    Societe Generale Bank

Soc    Gen Societe Generale

STARS    Short Term Adjustable Rate Securities

TANS    Tax Anticipation Notes

TRANS    Tax and Revenue Anticipation Notes

TSB    Trustee Savings Bank

VRDB    Variable Rate Demand Bonds

MONEY MARKET FUNDS     34     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 67.1% (1)
Fannie Mae - 22.5%
FNMA Discount Notes,
0.22%, 7/1/09	$20,778	$20,778
0.37%, 7/1/09	10,177	10,177
0.09%, 7/22/09	14,286	14,285
0.28%, 7/27/09	5,000	4,999
0.11%, 8/3/09	7,230	7,229
0.26%, 8/3/09	67,632	67,616
0.28%, 8/3/09	34,250	34,241
0.53%, 8/3/09	20,000	19,990
0.24%, 9/1/09	12,624	12,619
0.25%, 9/1/09	30,500	30,487
0.50%, 9/1/09	15,000	14,987
0.55%, 9/9/09	10,000	9,989
0.25%, 10/1/09	35,566	35,543
0.73%, 11/6/09	8,000	7,979
0.42%, 11/16/09	2,000	1,997
1.00%, 12/10/09	20,700	20,607
0.55%, 12/14/09	8,000	7,980
0.45%, 12/21/09	15,000	14,968
FNMA FRN,
0.41%, 7/1/09	8,900	8,903
1.05%, 7/21/09	8,000	8,020
1.19%, 7/27/09	5,000	5,010
0.91%, 7/28/09	5,000	5,003
0.99%, 7/28/09	12,000	11,997
0.97%, 8/5/09	5,000	4,997
0.90%, 8/8/09	5,000	5,012
FNMA Notes,
5.13%, 7/13/09	15,045	15,069
5.38%, 8/15/09	3,255	3,275
4.15%, 9/10/09	2,000	2,013
6.63%, 9/15/09	14,538	14,727
3.88%, 12/10/09	13,358	13,563
7.25%, 1/15/10	4,835	5,012
3.25%, 2/10/10	1,400	1,424
3.88%, 2/15/10	2,766	2,825
5.00%, 2/23/10	1,500	1,544

		444,865

Federal Farm Credit Bank - 7.8%
FFCB Bonds,
4.13%, 7/17/09	1,100	1,102
2.70%, 9/23/09	2,625	2,639
5.00%, 10/23/09	1,000	1,014
FFCB Discount Notes,
2.63%, 7/8/09	11,000	10,994
0.55%, 9/18/09	15,000	14,982
0.50%, 3/30/10	13,700	13,648
0.45%, 4/1/10	5,000	4,983
FFCB FRN,
0.67%, 7/1/09	5,000	5,000
0.32%, 7/2/09	5,000	5,000
0.52%, 7/3/09	15,000	14,982
0.57%, 7/4/09	2,000	2,004
0.62%, 7/15/09	18,000	18,000
0.15%, 7/16/09	5,000	5,000

MONEY MARKET FUNDS     1     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND continued

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 67.1% (1) continued
Federal Farm Credit Bank - 7.8% continued
FFCB FRN, continued
0.56%, 7/20/09	$17,400	$17,400
0.22%, 7/22/09	8,000	8,000
0.31%, 7/22/09	20,000	20,000
0.30%, 7/25/09	10,000	10,000

		154,748

Federal Home Loan Bank - 21.8%
FHLB Bonds,
2.88%, 7/1/09	1,000	1,000
3.88%, 7/24/09	2,350	2,355
2.53%, 7/28/09	1,650	1,653
2.56%, 8/4/09	9,275	9,292
5.25%, 8/5/09	1,050	1,055
3.88%, 8/14/09	2,000	2,009
6.50%, 8/14/09	1,615	1,627
3.75%, 8/18/09	1,575	1,582
5.00%, 9/18/09	7,945	8,025
2.25%, 10/2/09	5,000	5,021
4.50%, 10/9/09	5,875	5,941
3.50%, 11/3/09	7,740	7,824
4.00%, 11/13/09	3,500	3,543
6.50%, 11/13/09	1,000	1,023
4.25%, 11/20/09	1,270	1,289
0.45%, 11/24/09	5,000	5,000
4.27%, 11/24/09	2,000	2,027
0.85%, 12/29/09	14,875	14,871
3.88%, 1/15/10	1,500	1,528
0.65%, 6/15/10	25,000	24,986
0.60%, 7/12/10	5,000	4,994
FHLB Discount Notes,
0.11%, 7/1/09	28,000	28,000
0.20%, 7/1/09	5,000	5,000
0.25%, 7/8/09	5,000	5,000
0.53%, 7/10/09	10,000	9,999
0.14%, 7/15/09	10,000	9,999
0.16%, 7/15/09	10,950	10,949
0.22%, 7/15/09	25,000	24,998
0.54%, 7/15/09	10,000	9,998
0.16%, 7/17/09	2,828	2,828
0.18%, 7/21/09	15,000	14,999
0.17%, 7/22/09	4,300	4,300
0.16%, 7/24/09	2,432	2,432
0.57%, 7/24/09	35,000	34,987
0.27%, 7/31/09	3,111	3,110
0.37%, 8/5/09	4,500	4,498
0.70%, 9/14/09	9,015	9,002
0.71%, 9/22/09	5,000	4,992
0.25%, 9/23/09	3,700	3,698
0.71%, 9/23/09	5,000	4,992
0.75%, 11/18/09	5,000	4,985
0.54%, 11/19/09	5,000	4,989
0.55%, 11/23/09	5,000	4,989
0.67%, 11/24/09	10,000	9,973
0.65%, 12/2/09	2,735	2,727

MONEY MARKET FUNDS     2     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND continued

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 67.1% (1) continued
Federal Home Loan Bank - 21.8% continued
FHLB Discount Notes, continued
0.80%, 12/4/09	$5,000	$4,983
0.80%, 12/8/09	7,000	6,975
0.85%, 1/15/10	10,000	9,953
0.85%, 1/21/10	6,400	6,369
1.00%, 3/4/10	3,000	2,980
FHLB FRN,
0.33%, 7/1/09	5,000	5,000
0.34%, 7/1/09	5,000	5,000
0.57%, 7/1/09	10,000	9,999
0.67%, 7/1/09	5,000	4,999
1.17%, 7/2/09	5,000	5,004
1.04%, 7/14/09	5,000	4,999
0.26%, 7/19/09	5,000	4,995
1.02%, 7/28/09	5,000	5,000
0.23%, 7/31/09	10,000	9,996
0.88%, 8/4/09	6,900	6,904
0.65%, 9/10/09	5,000	5,004
FHLB Note,
5.38%, 7/17/09	5,965	5,978

		432,227

Freddie Mac - 15.0%
FHLMC Discount Notes,
0.21%, 7/6/09	7,916	7,916
0.28%, 7/7/09	5,000	5,000
0.20%, 7/24/09	2,350	2,350
0.25%, 7/28/09	4,030	4,029
0.30%, 7/30/09	2,830	2,829
0.34%, 8/17/09	6,500	6,497
0.22%, 9/2/09	6,500	6,497
0.60%, 9/21/09	20,000	19,973
0.62%, 9/22/09	10,000	9,986
0.22%, 9/25/09	4,208	4,206
0.23%, 9/30/09	5,000	4,997
0.67%, 11/20/09	10,000	9,974
0.73%, 11/23/09	7,000	6,979
0.74%, 11/23/09	5,000	4,985
0.32%, 12/7/09	1,000	999
0.39%, 12/21/09	5,400	5,390
0.80%, 12/28/09	5,000	4,980
0.89%, 1/4/10	7,000	6,968
0.81%, 1/6/10	5,000	4,979
0.87%, 2/8/10	8,000	7,957
FHLMC FRN,
1.04%, 7/14/09	30,000	29,998
0.29%, 7/18/09	9,500	9,501
0.24%, 7/28/09	10,000	10,000
0.64%, 8/24/09	10,000	9,998
0.63%, 9/3/09	10,000	9,996
0.58%, 9/24/09	15,000	14,996
FHLMC Notes,
4.25%, 7/15/09	23,833	23,869
4.38%, 7/30/09	1,000	1,003
4.13%, 9/1/09	3,350	3,371
6.63%, 9/15/09	18,107	18,343
4.75%, 11/3/09	1,500	1,523
2.68%, 11/16/09	11,250	11,345
4.13%, 11/18/09	8,097	8,209
4.13%, 11/30/09	17,315	17,576

		297,219

Total U.S. Government Agencies (Cost $1,329,059)		1,329,059

MONEY MARKET FUNDS     3     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND continued

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 14.0%
U.S. Treasury Bills - 8.6%
0.07%, 7/2/09	$25,000	$25,000
0.08%, 7/2/09	45,000	45,000
0.09%, 7/2/09	10,000	10,000
0.06%, 7/9/09	35,000	34,999
0.08%, 7/9/09	25,000	25,000
0.12%, 7/9/09	10,000	10,000
0.21%, 9/15/09	5,000	4,998
0.30%, 11/12/09	5,000	4,994
0.50%, 4/8/10	10,000	9,961

		169,952

U.S. Treasury Notes - 5.4%
3.63%, 6/15/10	25,000	25,698
4.63%, 7/31/09	10,000	10,037
4.88%, 8/15/09	25,000	25,146
4.00%, 9/30/09	5,000	5,047
3.38%, 10/15/09	5,000	5,045
3.63%, 10/31/09	30,000	30,326
6.50%, 2/15/10	5,000	5,188

		106,487

Total U.S. Government Obligations (Cost $276,439)		276,439

Investments, at Amortized Cost ($1,605,498)		1,605,498

REPURCHASE AGREEMENTS - 20.5%
(Collateralized at a minimum of 102%)
Joint Repurchase Agreements - 1.4% (2)
Morgan Stanley & Co., Inc., dated 6/30/09, repurchase price $8,119
0.01%, 7/1/09	8,118	8,118
Societe Generale - New York Branch, dated 6/30/09, repurchase price $8,119
0.02%, 7/1/09	8,119	8,119
UBS Securities LLC, dated 6/30/09, repurchase price $12,178
0.01%, 7/1/09	12,178	12,178

		28,415

(Collateralized at a minimum of 102%)
Repurchase Agreements - 19.1% (3)
Bank of America N.A., dated 6/30/09, repurchase price $150,000
0.07%, 7/1/09	150,000	150,000
Citigroup Global Markets, Inc., dated 6/30/09, repurchase price $7,008
0.10%, 7/1/09	7,008	7,008
Deutsche Bank Securities, Inc., dated 6/30/09, repurchase price $100,000
0.09%, 7/1/09	100,000	100,000

MONEY MARKET FUNDS     4     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND continued

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 20.5% continued
(Collateralized at a minimum of 102%)
Repurchase Agreements - 19.1% (3) continued
Goldman Sachs & Co., dated 6/30/09, repurchase price $70,000
0.08%, 7/1/09	$70,000	$70,000
Goldman Sachs & Co., dated 6/11/09, repurchase price $50,008
0.21%, 7/8/09	50,000	50,000

		377,008

Total Repurchase Agreements (Cost $405,423)		405,423

Total Investments - 101.6% (Cost $2,010,921) (4)		2,010,921

Liabilities less Other Assets - (1.6)%		(31,266)

NET ASSETS - 100.0%		$1,979,655

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(2)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$20,520	3.63% - 7.13%	2/15/23 - 4/15/29
U.S. Treasury Notes	$8,182	1.13% - 1.63%	12/15/11 - 1/15/15

(3)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$1,017	5.00% - 8.00%	10/1/19 - 5/1/38
FNMA	$232,801	4.00% - 9.00%	9/1/19 - 2/1/39
GNMA	$154,500	5.50%	6/20/38

(4)	The cost for federal income tax purposes was $2,010,921.

MONEY MARKET FUNDS     5     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND continued

JUNE 30, 2009 (UNAUDITED)

Percentages shown are based on Net Assets.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was

issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the U.S. Government Money Market Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2009:

Investments	Level 1 (000S)	Level 2 (000S)		Level 3 (000S)	Total (000S)
U.S. Government Money Market Fund	$—	$2,010,921	(1)	$—	$2,010,921

(1)	Classifications as defined in the Schedule of Investments.

MONEY MARKET FUNDS     6     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

ABBREVIATIONS AND OTHER INFORMATION

U.S. GOVERNMENT MONEY MARKET FUND continued

JUNE 30, 2009 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of the net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

FFCB    Federal Farm Credit Bank

FHLB    Federal Home Loan Bank

FHLMC    Federal Home Loan Mortgage Corporation

FNMA    Federal National Mortgage Association

FRN    Floating Rate Notes

GNMA    Government National Mortgage Association

MONEY MARKET FUNDS     7     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 80.4% (1)
Federal Farm Credit Bank - 10.9%
FFCB Bond,
2.70%, 9/23/09	$5,000	$5,026
FFCB Discount Notes,
0.01%, 7/1/09	100,000	100,000
0.08%, 7/30/09	7,800	7,800
0.45%, 8/17/09	25,000	24,985
0.81%, 1/5/10	3,667	3,652
0.73%, 2/9/10	10,000	9,955
0.50%, 3/30/10	30,000	29,886
0.45%, 4/1/10	10,000	9,966
FFCB FRN,
0.52%, 7/1/09	5,000	5,007
0.67%, 7/1/09	10,000	10,000
0.72%, 7/1/09	25,000	25,000
0.32%, 7/2/09	22,000	22,006
0.52%, 7/3/09	15,000	14,982
0.57%, 7/4/09	13,800	13,806
0.23%, 7/8/09	3,000	3,000
0.51%, 7/10/09	25,000	25,000
0.62%, 7/15/09	50,000	50,000
0.15%, 7/16/09	10,000	10,000
0.56%, 7/20/09	50,000	50,000
0.31%, 7/22/09	30,000	30,000
0.30%, 7/25/09	20,000	20,000
0.22%, 7/28/09	5,000	5,001
0.21%, 6/24/10	10,000	10,000

		485,072

Federal Home Loan Bank - 67.0%
FHLB Bonds,
2.88%, 7/1/09	2,250	2,250
3.04%, 7/17/09	5,000	5,005
3.10%, 7/27/09	5,000	5,009
2.56%, 8/4/09	27,000	27,050
4.15%, 8/4/09	10,315	10,350
5.13%, 8/5/09	13,630	13,666
5.25%, 8/5/09	15,000	15,067
2.65%, 8/7/09	3,000	3,007
4.50%, 8/11/09	3,000	3,014
2.00%, 8/18/09	20,450	20,488
3.75%, 8/18/09	41,480	41,657
4.38%, 9/11/09	8,915	8,986
5.25%, 9/11/09	39,015	39,377
5.00%, 9/18/09	40,455	40,861
2.25%, 10/2/09	13,205	13,257
3.26%, 10/2/09	4,000	4,028
5.00%, 10/2/09	27,000	27,279
4.50%, 10/9/09	26,000	26,292
4.00%, 10/29/09	10,000	10,109
3.50%, 11/3/09	32,500	32,834
0.33%, 11/20/09	10,000	10,000
4.25%, 11/20/09	30,695	31,122
0.41%, 11/23/09	9,850	9,849
0.45%, 11/24/09	20,000	20,000
1.15%, 12/11/09	19,430	19,442
5.00%, 12/11/09	53,050	54,052
3.00%, 12/15/09	13,300	13,441
3.38%, 12/18/09	8,000	8,109
0.85%, 12/29/09	30,000	29,991

MONEY MARKET FUNDS     1     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND continued

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 80.4% (1) continued
Federal Home Loan Bank - 67.0% continued
FHLB Bonds, continued
3.50%, 1/6/10	$12,090	$12,254
3.88%, 1/15/10	2,975	3,031
1.05%, 2/17/10	11,445	11,481
5.00%, 3/12/10	10,000	10,316
0.65%, 6/15/10	70,000	69,961
0.60%, 7/12/10	10,000	9,989
FHLB Discount Notes,
0.01%, 7/1/09	157,451	157,451
0.02%, 7/1/09	10,300	10,300
0.09%, 7/1/09	25,000	25,000
0.10%, 7/1/09	25,000	25,000
0.11%, 7/1/09	330,489	330,489
0.12%, 7/1/09	25,000	25,000
0.14%, 7/1/09	9,280	9,280
0.15%, 7/1/09	3,200	3,200
0.28%, 7/1/09	3,425	3,425
0.02%, 7/6/09	18,900	18,900
0.14%, 7/6/09	40,912	40,912
0.15%, 7/6/09	58,617	58,616
0.18%, 7/6/09	60,000	59,998
0.14%, 7/7/09	22,501	22,500
0.25%, 7/8/09	10,000	10,000
0.16%, 7/10/09	25,000	24,999
0.27%, 7/10/09	25,000	24,998
0.53%, 7/10/09	20,000	19,997
0.06%, 7/13/09	20,256	20,256
0.08%, 7/14/09	2,200	2,200
0.14%, 7/14/09	9,880	9,879
0.15%, 7/14/09	20,945	20,944
0.06%, 7/15/09	75,400	75,398
0.14%, 7/15/09	20,000	19,999
0.16%, 7/15/09	20,000	19,999
0.17%, 7/15/09	22,000	21,998
0.54%, 7/15/09	20,000	19,996
0.55%, 7/15/09	19,351	19,347
0.08%, 7/17/09	2,600	2,600
0.17%, 7/17/09	8,150	8,149
0.07%, 7/21/09	9,700	9,699
0.18%, 7/21/09	50,000	49,995
0.20%, 7/21/09	3,600	3,600
0.18%, 7/22/09	20,000	19,998
0.57%, 7/24/09	75,000	74,973
0.20%, 7/27/09	6,771	6,770
0.06%, 7/28/09	25,000	24,999
0.18%, 7/31/09	60,000	59,991
0.19%, 7/31/09	21,000	20,997
0.20%, 7/31/09	16,719	16,716
0.14%, 8/7/09	1,000	1,000
0.09%, 8/12/09	25,792	25,789
0.10%, 8/12/09	3,000	3,000
0.22%, 8/12/09	8,971	8,969
0.14%, 8/18/09	1,500	1,500
0.21%, 8/19/09	20,000	19,994
0.20%, 8/21/09	25,000	24,993
0.55%, 8/24/09	11,950	11,940
0.22%, 9/1/09	6,209	6,207
0.60%, 9/2/09	25,000	24,974
0.60%, 9/9/09	23,143	23,116
0.59%, 9/15/09	10,000	9,987

MONEY MARKET FUNDS     2     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND continued

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 80.4% (1) continued
Federal Home Loan Bank - 67.0% continued
FHLB Discount Notes, continued
0.71%, 9/22/09	$10,000	$9,984
0.71%, 9/23/09	10,000	9,984
0.75%, 11/18/09	25,000	24,927
0.54%, 11/19/09	10,000	9,979
0.55%, 11/23/09	11,000	10,976
0.73%, 12/1/09	1,800	1,794
0.78%, 12/1/09	5,000	4,983
0.30%, 12/2/09	10,170	10,157
0.80%, 12/4/09	5,000	4,983
0.80%, 12/8/09	15,000	14,947
0.29%, 12/9/09	55,591	55,519
0.80%, 12/9/09	5,000	4,982
0.79%, 12/10/09	21,750	21,673
0.93%, 12/11/09	50,000	49,789
0.93%, 12/14/09	19,832	19,747
0.30%, 12/15/09	10,000	9,986
0.85%, 12/16/09	3,165	3,152
0.75%, 12/23/09	10,000	9,964
0.55%, 12/29/09	10,000	9,972
0.82%, 1/11/10	16,313	16,241
0.34%, 1/15/10	9,000	8,983
0.85%, 1/15/10	15,000	14,930
0.80%, 1/19/10	5,000	4,978
0.96%, 2/1/10	10,000	9,943
0.90%, 2/8/10	5,000	4,972
1.00%, 2/10/10	5,000	4,969
1.00%, 2/26/10	8,124	8,070
1.00%, 3/4/10	5,000	4,966
0.51%, 5/27/10	22,030	21,927
FHLB FRN,
0.27%, 7/1/09	25,000	24,989
0.33%, 7/1/09	15,000	15,000
0.34%, 7/1/09	10,000	10,000
0.37%, 7/1/09	20,000	20,000
0.44%, 7/1/09	25,000	25,000
0.67%, 7/1/09	35,000	34,998
1.17%, 7/2/09	12,000	12,009
0.27%, 7/13/09	18,000	18,000
1.04%, 7/14/09	15,000	14,997
0.26%, 7/19/09	15,000	14,985
0.23%, 7/23/09	30,000	29,983
0.92%, 7/23/09	5,400	5,409
1.02%, 7/28/09	10,000	10,000
0.23%, 7/31/09	20,000	19,992
0.88%, 8/4/09	31,500	31,519
0.88%, 8/5/09	15,000	15,009
0.79%, 8/19/09	18,500	18,537
0.31%, 8/28/09	20,000	19,996
0.65%, 9/10/09	10,000	10,008
0.40%, 9/17/09	10,000	10,006

		2,970,575

Tennessee Valley Authority - 2.5%
Tennessee Valley Authority Discount Notes,
0.10%, 7/2/09	50,000	50,000
0.09%, 7/9/09	39,000	38,999
0.07%, 7/30/09	20,000	19,999

		108,998

Total U.S. Government Agencies (Cost $3,564,645)		3,564,645

MONEY MARKET FUNDS     3     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND continued

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 19.4%
U.S. Treasury Bills - 12.3%
0.07%, 7/2/09	$50,000	$50,000
0.08%, 7/2/09	110,000	110,000
0.09%, 7/2/09	45,000	45,000
0.14%, 7/2/09	25,000	25,000
0.03%, 7/9/09	25,000	25,000
0.04%, 7/9/09	25,000	25,000
0.06%, 7/9/09	20,000	19,999
0.08%, 7/9/09	50,000	50,000
0.12%, 7/9/09	100,000	99,997
0.16%, 7/23/09	25,000	24,997
0.18%, 8/20/09	20,000	19,995
0.30%, 11/12/09	50,000	49,944

		544,932

U.S. Treasury Notes - 7.1%
4.88%, 8/15/09	65,000	65,379
6.00%, 8/15/09	45,000	45,325
4.00%, 9/30/09	20,000	20,187
3.38%, 10/15/09	10,000	10,090
6.50%, 2/15/10	10,000	10,376
3.63%, 6/15/10	75,000	77,094
3.63%, 10/31/09	85,000	85,929

		314,380

Total U.S. Government Obligations (Cost $859,312)		859,312

Investments, at Amortized Cost ($4,423,957)		4,423,957

Total Investments - 99.8% (Cost $4,423,957) (2)		4,423,957

Other Assets less Liabilities - 0.2%		8,983

NET ASSETS - 100.0%		$4,432,940

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(2)	The cost for federal income tax purposes was $4,423,957.

Percentages	shown are based on Net Assets.

MONEY MARKET FUNDS     4     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND continued

JUNE 30, 2009 (UNAUDITED)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the U.S. Government Select Money Market Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2009:

Investments	Level 1 (000S)	Level 2 (000S)		Level 3 (000S)	Total (000S)
U.S. Government Select Money Market Fund	$—	$4,423,957	(1)	$—	$4,423,957

(1)	Classifications as defined in the Schedule of Investments.

MONEY MARKET FUNDS     5     NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

ABBREVIATIONS AND OTHER INFORMATION

U.S. GOVERNMENT SELECT MONEY MARKET FUND continued

JUNE 30, 2009 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of the net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

FFCB    Federal Farm Credit Bank

FHLB    Federal Home Loan Bank

FRN    Floating Rate Notes

MONEY MARKET FUNDS     6     NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

BOND INDEX FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 3.8%
Automobile - 0.2%
Daimler Chrysler Auto Trust, Series 2008-B, Class A3A,
4.71%, 9/10/12	$400	$410
Ford Credit Auto Owner Trust, Series 2008-A, Class A4,
4.37%, 10/15/12	350	357
Nissan Auto Receivables Owner Trust, Series 2008-A, Class A4,
4.28%, 6/16/14	350	357
Nissan Auto Receivables Owner Trust, Series 2008-C, Class A3A,
5.93%, 7/16/12	500	524
USAA Auto Owner Trust, Series 2008-3, Class A3,
4.28%, 10/15/12	250	258
USAA Auto Owner Trust, Series 2009-1, Class A3,
3.02%, 6/17/13	350	354
USAA Auto Owner Trust, Series 2009-1, Class A4,
4.77%, 9/15/14	250	256

		2,516

Commercial Mortgage Services - 3.2%
Banc of America Commercial Mortgage, Inc., Series 2002-2, Class A3,
5.12%, 7/11/43	190	188
Banc of America Commercial Mortgage, Inc., Series 2003-1, Class A2,
4.65%, 9/11/36	1,000	925
Banc of America Commercial Mortgage, Inc., Series 2004-4, Class A3,
4.13%, 7/10/42	335	334
Banc of America Commercial Mortgage, Inc., Series 2004-4, Class A6,
4.88%, 7/10/42	350	305
Banc of America Commercial Mortgage, Inc., Series 2004-5, Class A3,
4.56%, 11/10/41	750	669
Banc of America Commercial Mortgage, Inc., Series 2006-4, Class A4,
5.63%, 7/10/46	805	635
Banc of America Commercial Mortgage, Inc., Series 2007-1, Class A4,
5.45%, 1/15/49	330	246
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4,
6.17%, 2/10/51	500	388
Bear Stearns Commercial Mortgage Securities, Series 2003-PWR2, Class A4,
5.19%, 5/11/39	250	231
Bear Stearns Commercial Mortgage Securities, Series 2003-T10, Class A2,
4.74%, 3/13/40	375	359
Bear Stearns Commercial Mortgage Securities, Series 2003-T12, Class A4,
4.68%, 8/13/39	500	461
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR4, Class A3,
5.47%, 6/11/41	500	454
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4,
5.69%, 6/11/50	500	409
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class A4,
5.74%, 9/11/42	500	413
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class AM,
5.84%, 9/11/42	250	130
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3,
5.73%, 3/15/49	240	203
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4,
5.43%, 10/15/49	500	400
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4,
5.23%, 7/15/44	1,000	887
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4,
5.89%, 11/15/44	500	374
Commercial Mortgage Pass Through Certificates, Series 2003-LB1A, Class A2,
4.08%, 6/10/38	625	578
Commercial Mortgage Pass Through Certificates, Series 2004-LB2A, Class A4,
4.72%, 3/10/39	500	446
Commercial Mortgage Pass Through Certificates, Series 2005-C6, Class A5A,
5.12%, 6/10/44	1,000	815
Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class A4,
5.61%, 2/15/39	500	404

FIXED INCOME FUNDS    1    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 3.8% continued
Commercial Mortgage Services - 3.2% continued
Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A2,
5.81%, 9/15/39	$1,000	$924
CS First Boston Mortgage Securities Corp., Series 2000-C1, Class A2,
7.55%, 4/15/62	110	112
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A3,
6.39%, 8/15/36	615	618
CS First Boston Mortgage Securities Corp., Series 2001-CP4 Class A4,
6.18%, 12/15/35	200	202
CS First Boston Mortgage Securities Corp., Series 2002-CKS4, Class A2,
5.18%, 11/15/36	440	432
CS First Boston Mortgage Securities Corp., Series 2003-C3, Class A5,
3.94%, 5/15/38	300	271
CS First Boston Mortgage Securities Corp., Series 2003-C5, Class A4,
4.90%, 12/15/36	800	727
CS First Boston Mortgage Securities Corp., Series 2005-C1, Class A4,
5.01%, 2/15/38	1,000	844
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A4,
5.10%, 8/15/38	600	512
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class AJ,
5.23%, 12/15/40	390	196
CW Capital Cobalt Ltd., Series 2007-C2, Class A3,
5.48%, 4/15/47	500	329
DLJ Commercial Mortgage Corp., Series 2000-CF1, Class A2,
7.76%, 6/10/33	300	298
First Union National Bank Commercial Mortgage, Series 2002-C1, Class A2,
6.14%, 2/12/34	500	501
GE Capital Commercial Mortgage Corp., Series 2001-2, Class A4,
6.29%, 8/11/33	400	398
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A2,
6.07%, 6/10/38	500	503
GE Capital Commercial Mortgage Corp., Series 2002-1A, Class A3,
6.27%, 12/10/35	500	510
GMAC Commercial Mortgage Securities, Inc., Series 2000-C3, Class A2,
6.96%, 9/15/35	390	403
GMAC Commercial Mortgage Securities, Inc., Series 2003-C3, Class A3,
4.65%, 4/10/40	605	589
Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A4,
4.11%, 7/5/35	470	432
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A7,
5.32%, 6/10/36	500	462
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5,
5.22%, 4/10/37	490	419
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2,
5.38%, 3/10/39	740	695
GS Mortgage Securities Corp. II, Series 2003-C1, Class A3,
4.61%, 1/10/40	200	191
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4,
4.76%, 7/10/39	1,000	771
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-C1, Class A1,
4.28%, 1/12/37	33	32
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-C1, Class A2,
4.99%, 1/12/37	500	467
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-LN1, Class A2,
4.92%, 10/15/37	1,400	1,270
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4,
5.18%, 12/15/44	500	423
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class AJ,
5.49%, 12/12/43	750	274
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3,
5.34%, 5/15/47	500	383

NORTHERN FUNDS QUARTERLY REPORT    2    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND    continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 3.8% continued
Commercial Mortgage Services - 3.2% continued
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB20, Class A4,
5.79%, 2/12/51	$500	$373
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3,
5.42%, 1/15/49	500	368
LB-UBS Commercial Mortgage Trust, 2005-C2, Class A5,
5.15%, 4/15/30	1,000	877
LB-UBS Commercial Mortgage Trust, Series 2001-C2, Class A2,
6.65%, 11/15/27	500	513
LB-UBS Commercial Mortgage Trust, Series 2001-C3, Class A2,
6.37%, 12/15/28	395	404
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4,
4.57%, 1/15/31	540	464
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4,
4.37%, 3/15/36	520	440
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A2,
5.53%, 3/15/32	500	481
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4,
5.37%, 9/15/39	800	649
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A3,
5.35%, 11/15/38	500	397
Merrill Lynch Mortgage Trust, Series 2003-KEY1, Class A4,
5.24%, 11/12/35	1,500	1,337
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A2,
4.07%, 10/12/41	68	67
Merrill Lynch Mortgage Trust, Series 2004-KEY2, Class A2,
4.17%, 8/12/39	248	245
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A2,
4.56%, 6/12/43	277	268
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A3,
6.16%, 8/12/49	500	345
Morgan Stanley Capital I, Series 2003-IQ6, Class A4,
4.97%, 12/15/41	1,200	1,123
Morgan Stanley Capital I, Series 2003-T11, Class A4,
5.15%, 6/13/41	1,000	913
Morgan Stanley Capital I, Series 2004-HQ4, Class A7,
4.97%, 4/14/40	1,400	1,181
Morgan Stanley Capital I, Series 2004-IQ8, Class A3,
4.50%, 6/15/40	220	219
Morgan Stanley Capital I, Series 2005-HQ7, Class A4,
5.21%, 11/14/42	520	458
Morgan Stanley Capital I, Series 2006-HQ8, Class A2,
5.37%, 3/12/44	300	285
Morgan Stanley Capital I, Series 2006-HQ9, Class A4,
5.73%, 7/12/44	959	787
Morgan Stanley Capital I, Series 2006-IQ11, Class A4,
5.77%, 10/15/42	500	416
Morgan Stanley Capital I, Series 2006-T23, Class A4,
5.98%, 8/12/41	1,000	846
Morgan Stanley Capital I, Series 2007-IQ16, Class A4,
5.81%, 12/12/49	300	229
Morgan Stanley Capital I, Series 2007-T27, Class A4,
5.80%, 6/11/42	585	491
Morgan Stanley Capital I, Series 2008-T29, Class A4,
6.28%, 1/11/43	750	648
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4,
6.39%, 10/15/35	500	513
Morgan Stanley Dean Witter Capital I, Series 2002-IQ3, Class A4,
5.08%, 9/15/37	1,000	959
Morgan Stanley Dean Witter Capital I, Series 2003-TOP9, Class A2,
4.74%, 11/13/36	205	193
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A4,
4.98%, 11/15/34	185	180

FIXED INCOME FUNDS    3    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 3.8% continued
Commercial Mortgage Services - 3.2% continued
Wachovia Bank Commercial Mortgage Trust, Series 2003-C6, Class A4,
5.13%, 8/15/35	$500	$454
Wachovia Bank Commercial Mortgage Trust, Series 2003-C8, Class A4,
4.96%, 11/15/35	700	623
Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A4,
5.03%, 1/15/41	500	420
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4,
4.80%, 10/15/41	1,000	865
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A4,
5.08%, 3/15/42	500	430
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4,
5.26%, 12/15/44	700	599
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM,
5.47%, 1/15/45	500	286
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4,
5.57%, 10/15/48	500	385
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3,
5.68%, 5/15/46	500	406

		45,579

Credit Card - 0.3%
BA Credit Card Trust, Series 2007-A1, Class A1,
5.17%, 6/15/19	185	184
Capital One Multi-Asset Execution Trust, Series 2006-A10, Class A10,
5.15%, 6/16/14	300	314
Capital One Multi-Asset Execution Trust, Series 2006-A2, Class A,
4.85%, 11/15/13	275	285
Capital One Multi-Asset Execution Trust, Series 2009-A2, Class A2,
3.20%, 4/15/14	500	501
Chase Issuance Trust, Series 2007-A15, Class A,
4.96%, 9/17/12	270	280
Chase Issuance Trust, Series 2007-A17, Class A,
5.12%, 10/15/14	325	339
Chase Issuance Trust, Series 2008-A9, Class A9,
4.26%, 5/15/13	200	206
Citibank Credit Card Issuance Trust, Series 2003-A10, Class A10,
4.75%, 12/10/15	130	132
Citibank Credit Card Issuance Trust, Series 2004-A8, Class A8,
4.90%, 12/12/16	350	352
Citibank Credit Card Issuance Trust, Series 2005-A7, Class A7,
4.75%, 10/22/12	200	207
Citibank Credit Card Issuance Trust, Series 2005-A9, Class A9,
5.10%, 11/20/17	170	171
Citibank Credit Card Issuance Trust, Series 2006-A4, Class A4,
5.45%, 5/10/13	100	105
Citibank Credit Card Issuance Trust, Series 2009-A4, Class A4,
4.90%, 6/23/16	500	506
Discover Card Master Trust, Series 2007-A1, Class A1,
5.65%, 3/16/20	100	100
MBNA Credit Card Master Note Trust, Series 2005-A6, Class A6,
4.50%, 1/15/13	525	540

		4,222

Home Equity - 0.0%
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-6, Class 1A7,
4.28%, 11/25/34	211	172

Other - 0.1%
Countrywide Asset-Backed Certificates, Series 2005-11, Class AF3,
4.78%, 2/25/36	3	2
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A5,
6.42%, 3/1/15	250	272
Oncor Electric Delivery Transition Bond Co., Series 2003-1, Class A3,
4.95%, 2/15/15	100	104
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A2,
5.03%, 3/25/14	232	241

		619

NORTHERN FUNDS QUARTERLY REPORT    4    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND    continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 3.8% continued
Regional - 0.0%
New Jersey Economic Development Authority,
7.43%, 2/15/29	$100	$109

Utilities - 0.0%
CenterPoint Energy Transition Bond Co. LLC, Series 2005-A, Class A2,
4.97%, 8/1/14	98	102

Total Asset-Backed Securities

(Cost $56,493)		53,319

CORPORATE BONDS - 16.0%
Aerospace/Defense - 0.2%
Boeing (The) Co.,
5.13%, 2/15/13	250	266
6.13%, 2/15/33	135	138
General Dynamics Corp.,
4.25%, 5/15/13	235	240
5.38%, 8/15/15	150	163
Lockheed Martin Corp.,
7.65%, 5/1/16	100	117
8.50%, 12/1/29	75	97
6.15%, 9/1/36	275	294
Northrop Grumman Corp.,
7.13%, 2/15/11	100	107
7.75%, 2/15/31	275	344
Raytheon Co.,
5.38%, 4/1/13	250	266
United Technologies Corp.,
6.35%, 3/1/11	50	54
6.10%, 5/15/12	300	323
4.88%, 5/1/15	275	292
5.38%, 12/15/17	390	413
6.05%, 6/1/36	100	106
6.13%, 7/15/38	175	190

		3,410

Agriculture - 0.3%
Altria Group, Inc.,
9.70%, 11/10/18	950	1,089
9.25%, 8/6/19	250	281
9.95%, 11/10/38	150	173
10.20%, 2/6/39	100	118
Archer-Daniels-Midland Co.,
5.45%, 3/15/18	325	342
5.38%, 9/15/35	175	166
6.45%, 1/15/38	50	54
Bunge Ltd. Finance Corp.,
5.35%, 4/15/14	100	97
8.50%, 6/15/19	60	63
Philip Morris International, Inc.,
4.88%, 5/16/13	90	94
5.65%, 5/16/18	625	655
6.38%, 5/16/38	280	298
Reynolds American, Inc.,
7.63%, 6/1/16	150	151

		3,581

Apparel - 0.0%
VF Corp.,
6.45%, 11/1/37	30	28

Auto Manufacturers - 0.1%
DaimlerChrysler N.A. Holding Corp.,
7.75%, 1/18/11	75	78
6.50%, 11/15/13	850	864
8.50%, 1/18/31	175	184

		1,126

Auto Parts & Equipment - 0.0%
Johnson Controls, Inc.,
5.25%, 1/15/11	75	76

Banks - 3.9%
American Express Bank FSB,
5.50%, 4/16/13	350	343
Bank of America Corp.,
6.25%, 4/15/12	350	360
5.38%, 9/11/12	150	151
4.88%, 9/15/12	250	247
4.88%, 1/15/13	300	296
4.90%, 5/1/13	350	341
5.13%, 11/15/14	400	376
4.75%, 8/1/15	325	294
5.75%, 8/15/16	100	87
5.63%, 10/14/16	200	181
6.00%, 9/1/17	250	227
5.75%, 12/1/17	865	770
5.65%, 5/1/18	450	398
7.63%, 6/1/19	240	241
6.50%, 9/15/37	25	21

FIXED INCOME FUNDS    5    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 16.0% continued
Banks - 3.9% continued
Bank of America N.A.,
1.70%, 12/23/10	$2,000	$2,023
5.30%, 3/15/17	825	700
Bank of New York Mellon (The) Corp.,
5.13%, 11/1/11	50	53
6.38%, 4/1/12	100	104
4.95%, 11/1/12	450	476
4.50%, 4/1/13	120	122
4.30%, 5/15/14	200	203
5.50%, 12/1/17	100	94
Bank One Corp.,
7.75%, 7/15/25	54	54
BB&T Capital Trust II,
6.75%, 6/7/36	75	60
BB&T Corp.,
4.75%, 10/1/12	100	98
5.20%, 12/23/15	600	555
Capital One Financial Corp.,
7.38%, 5/23/14	375	387
5.50%, 6/1/15	250	231
Citigroup, Inc.,
6.50%, 1/18/11	600	609
2.88%, 12/9/11	2,000	2,057
6.00%, 2/21/12	550	544
5.25%, 2/27/12	600	586
5.50%, 4/11/13	850	797
6.50%, 8/19/13	100	97
5.13%, 5/5/14	200	182
5.00%, 9/15/14	1,300	1,090
5.30%, 1/7/16	800	689
5.50%, 2/15/17	225	183
6.00%, 8/15/17	100	87
6.13%, 11/21/17	625	548
6.13%, 5/15/18	350	306
8.50%, 5/22/19	300	305
6.63%, 6/15/32	100	82
6.00%, 10/31/33	100	75
6.88%, 3/5/38	150	132
Fifth Third Bancorp,
6.25%, 5/1/13	100	98
5.45%, 1/15/17	75	59
8.25%, 3/1/38	125	96
FleetBoston Financial Corp.,
6.88%, 1/15/28	100	85
Goldman Sachs Group (The), Inc.,
6.88%, 1/15/11	400	423
6.60%, 1/15/12	100	106
5.70%, 9/1/12	400	419
5.45%, 11/1/12	500	517
4.75%, 7/15/13	350	350
5.25%, 10/15/13	150	153
6.00%, 5/1/14	650	678
5.50%, 11/15/14	150	150
5.13%, 1/15/15	500	492
5.35%, 1/15/16	1,000	953
5.75%, 10/1/16	250	245
5.63%, 1/15/17	300	285
6.25%, 9/1/17	300	297
5.95%, 1/18/18	635	616
6.15%, 4/1/18	815	793
5.95%, 1/15/27	150	127
6.75%, 10/1/37	865	769
HSBC Bank USA N.A.,
4.63%, 4/1/14	425	417
HSBC USA, Inc.,
3.13%, 12/16/11	3,000	3,106
JPMorgan Chase & Co.,
6.75%, 2/1/11	450	470
6.63%, 3/15/12	275	290
2.13%, 6/22/12	3,000	3,011
5.75%, 1/2/13	325	335
4.75%, 5/1/13	275	279
5.13%, 9/15/14	1,100	1,095
5.25%, 5/1/15	350	337
5.15%, 10/1/15	1,050	1,035
6.13%, 6/27/17	100	99
6.00%, 1/15/18	1,110	1,103
6.40%, 5/15/38	354	355
JPMorgan Chase Bank N.A.,
5.88%, 6/13/16	200	193
6.00%, 10/1/17	150	146
KeyBank N.A.,
5.80%, 7/1/14	250	232
5.45%, 3/3/16	100	86
M&I Marshall & Ilsley Bank,
4.85%, 6/16/15	130	94
M&T Bank Corp.,
5.38%, 5/24/12	100	99

NORTHERN FUNDS QUARTERLY REPORT    6    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND    continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 16.0% continued
Banks - 3.9% continued
Manufacturers & Traders Trust Co.,
6.63%, 12/4/17	$250	$238
Mellon Funding Corp.,
5.00%, 12/1/14	100	102
Morgan Stanley,
6.75%, 4/15/11	200	210
5.63%, 1/9/12	250	256
2.25%, 3/13/12	1,000	1,009
6.60%, 4/1/12	225	238
5.30%, 3/1/13	250	253
4.75%, 4/1/14	1,300	1,228
6.00%, 4/28/15	1,025	1,022
5.38%, 10/15/15	200	196
5.45%, 1/9/17	325	303
5.55%, 4/27/17	100	93
6.25%, 8/28/17	350	339
5.95%, 12/28/17	175	168
6.63%, 4/1/18	850	847
7.30%, 5/13/19	545	565
6.25%, 8/9/26	100	93
National City Corp.,
4.90%, 1/15/15	200	190
PNC Bank N.A.,
4.88%, 9/21/17	100	87
PNC Funding Corp.,
6.70%, 6/10/19	600	619
Regions Financial Corp.,
7.38%, 12/10/37	75	53
State Street Corp.,
4.30%, 5/30/14	345	341
SunTrust Bank,
6.38%, 4/1/11	175	179
7.25%, 3/15/18	125	123
Union Planters Corp.,
7.75%, 3/1/11	350	340
US Bank N.A.,
6.38%, 8/1/11	100	107
6.30%, 2/4/14	300	326
4.95%, 10/30/14	250	258
4.80%, 4/15/15	100	98
USB Capital IX,
6.19%, 10/29/49	100	68
Wachovia Bank N.A.,
5.85%, 2/1/37	250	221
6.60%, 1/15/38	300	292
Wachovia Capital Trust III,
5.80%, 3/29/49	150	90
Wachovia Corp.,
5.30%, 10/15/11	365	380
5.50%, 5/1/13	525	542
4.88%, 2/15/14	250	244
5.25%, 8/1/14	150	147
5.63%, 10/15/16	550	525
5.75%, 6/15/17	350	345
5.75%, 2/1/18	600	589
Wells Fargo & Co.,
5.13%, 9/1/12	150	154
4.38%, 1/31/13	1,030	1,039
4.95%, 10/16/13	700	697
4.63%, 4/15/14	415	404
5.00%, 11/15/14	100	100
5.13%, 9/15/16	475	451
5.63%, 12/11/17	445	438
5.38%, 2/7/35	125	110
Wells Fargo Bank N.A.,
6.45%, 2/1/11	250	261
4.75%, 2/9/15	250	237
Wells Fargo Capital X,
5.95%, 12/15/36	100	74

		55,644

Beverages - 0.3%
Anheuser-Busch Cos., Inc.,
4.95%, 1/15/14	175	175
5.50%, 1/15/18	375	362
5.95%, 1/15/33	100	82
6.45%, 9/1/37	50	47
Bottling Group LLC,
5.50%, 4/1/16	675	717
Coca-Cola Co.,
5.35%, 11/15/17	250	267
4.88%, 3/15/19	400	411
Coca-Cola Enterprises, Inc.,
7.38%, 3/3/14	125	143
7.13%, 8/1/17	250	280
8.50%, 2/1/22	300	390
6.95%, 11/15/26	200	218
6.75%, 9/15/28	50	52

FIXED INCOME FUNDS    7    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 16.0% continued
Beverages - 0.3% continued
Dr Pepper Snapple Group, Inc.,
6.82%, 5/1/18	$305	$323
PepsiAmericas, Inc.,
4.88%, 1/15/15	50	47
PepsiCo., Inc.,
5.15%, 5/15/12	75	81
4.65%, 2/15/13	140	147
5.00%, 6/1/18	650	668

		4,410

Biotechnology - 0.1%
Amgen, Inc.,
4.85%, 11/18/14	175	185
5.85%, 6/1/17	375	398
6.38%, 6/1/37	100	107
6.40%, 2/1/39	100	106
Genentech, Inc.,
4.75%, 7/15/15	150	155

		951

Building Materials - 0.0%
CRH America, Inc.,
6.00%, 9/30/16	100	89
Martin Marietta Materials, Inc.,
6.60%, 4/15/18	100	95

		184

Chemicals - 0.3%
Dow Chemical (The) Co.,
6.13%, 2/1/11	175	179
6.00%, 10/1/12	50	51
7.60%, 5/15/14	800	824
5.70%, 5/15/18	100	88
7.38%, 11/1/29	100	91
9.40%, 5/15/39	50	51
EI Du Pont de Nemours & Co.,
5.00%, 1/15/13	50	53
5.25%, 12/15/16	400	416
6.00%, 7/15/18	615	663
Monsanto Co.,
5.13%, 4/15/18	240	249
5.50%, 8/15/25	50	50
PPG Industries, Inc.,
6.65%, 3/15/18	220	234
7.70%, 3/15/38	50	54
Praxair, Inc.,
3.95%, 6/1/13	275	280
Rohm & Haas Co.,
6.00%, 9/15/17	250	224

		3,507

Commercial Services - 0.0%
RR Donnelley & Sons Co.,
5.50%, 5/15/15	225	193
Western Union (The) Co.,
5.93%, 10/1/16	225	227
6.20%, 11/17/36	50	47

		467

Computers - 0.3%
Computer Sciences Corp.,
5.50%, 3/15/13	250	249
Dell, Inc.,
5.65%, 4/15/18	180	183
5.88%, 6/15/19	100	102
6.50%, 4/15/38	50	48
Hewlett-Packard Co.,
6.50%, 7/1/12	75	82
4.50%, 3/1/13	550	572
4.75%, 6/2/14	700	731
IBM Corp.,
4.75%, 11/29/12	75	80
5.70%, 9/14/17	1,450	1,539
8.38%, 11/1/19	50	62
6.50%, 1/15/28	100	108
8.00%, 10/15/38	250	323

		4,079

Cosmetics/Personal Care - 0.1%
Avon Products, Inc.,
4.80%, 3/1/13	175	182
Estee Lauder (The) Cos., Inc.,
6.00%, 5/15/37	100	93
Procter & Gamble Co.,
4.85%, 12/15/15	908	973
4.70%, 2/15/19	200	203
5.80%, 8/15/34	100	105
5.55%, 3/5/37	50	51

		1,607

NORTHERN FUNDS QUARTERLY REPORT    8    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND    continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 16.0% continued
Credit Card - 0.0%
Chase Issuance Trust,
2.40%, 6/17/13	$500	$496

Diversified Financial Services - 2.2%
AEP Texas Central Transition Funding LLC,
5.09%, 7/1/15	170	177
Allstate Life Global Funding Trusts,
5.38%, 4/30/13	1,000	1,034
American Express Co.,
5.25%, 9/12/11	150	151
4.88%, 7/15/13	675	659
6.15%, 8/28/17	700	646
7.00%, 3/19/18	50	49
8.13%, 5/20/19	350	363
8.15%, 3/19/38	170	180
American Express Credit Corp.,
5.88%, 5/2/13	100	99
American General Finance Corp.,
5.38%, 10/1/12	300	177
Ameriprise Financial, Inc.,
5.35%, 11/15/10	100	100
7.30%, 6/28/19	75	77
Bear Stearns (The) Cos., Inc.,
4.50%, 10/28/10	100	102
5.35%, 2/1/12	200	210
6.95%, 8/10/12	200	217
5.30%, 10/30/15	850	835
5.55%, 1/22/17	50	46
6.40%, 10/2/17	150	150
7.25%, 2/1/18	535	564
Boeing Capital Corp.,
6.50%, 2/15/12	350	384
Capital One Bank,
5.75%, 9/15/10	250	255
Caterpillar Financial Services Corp.,
4.25%, 2/8/13	450	448
4.75%, 2/17/15	275	266
5.85%, 9/1/17	592	603
5.45%, 4/15/18	300	286
Charles Schwab (The) Corp.,
4.95%, 6/1/14	120	122
Citigroup Funding, Inc.,
1.38%, 5/5/11	1,000	1,001
Countrywide Home Loans, Inc.,
4.00%, 3/22/11	875	864
Credit Suisse First Boston USA, Inc.,
4.88%, 1/15/15	375	377
7.13%, 7/15/32	50	53
Credit Suisse USA, Inc.,
6.13%, 11/15/11	425	455
6.50%, 1/15/12	800	863
5.50%, 8/15/13	450	469
5.38%, 3/2/16	75	77
General Electric Capital Corp.,
4.88%, 10/21/10	200	206
6.13%, 2/22/11	150	157
5.88%, 2/15/12	600	627
6.00%, 6/15/12	900	946
5.45%, 1/15/13	1,725	1,770
5.90%, 5/13/14	370	378
4.88%, 3/4/15	350	340
5.00%, 1/8/16	100	98
5.63%, 9/15/17	1,175	1,124
5.63%, 5/1/18	2,075	1,962
6.75%, 3/15/32	150	135
6.15%, 8/7/37	150	124
5.88%, 1/14/38	600	475
6.88%, 1/10/39	550	495
Goldman Sachs Capital II,
5.79%, 12/29/49	100	61
Household Finance Corp.,
8.00%, 7/15/10	75	78
6.38%, 10/15/11	550	562
6.38%, 11/27/12	250	254
4.75%, 7/15/13	325	317
HSBC Finance Corp.,
6.75%, 5/15/11	225	231
7.00%, 5/15/12	375	387
5.50%, 1/19/16	650	611
IBM International Group Capital LLC,
5.05%, 10/22/12	100	107
International Lease Finance Corp.,
5.45%, 3/24/11	275	231
5.88%, 5/1/13	100	76
6.63%, 11/15/13	110	85
5.65%, 6/1/14	450	326
John Deere Capital Corp.,
7.00%, 3/15/12	350	384

FIXED INCOME FUNDS    9    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 16.0% continued
Diversified Financial Services - 2.2% continued
4.95%, 12/17/12	$200	$206
5.10%, 1/15/13	125	130
5.75%, 9/10/18	200	204
JP Morgan Chase Capital XV,
5.88%, 3/15/35	450	360
Lehman Brothers Holdings Capital Trust VII,
5.86%, 11/29/49(1) *	50	—
Merrill Lynch & Co., Inc.,
4.79%, 8/4/10	100	100
6.05%, 8/15/12	400	401
5.45%, 2/5/13	425	414
6.15%, 4/25/13	705	706
5.45%, 7/15/14	330	316
6.05%, 5/16/16	500	448
5.70%, 5/2/17	150	129
6.40%, 8/28/17	200	177
6.88%, 4/25/18	505	467
6.88%, 11/15/18	275	254
6.11%, 1/29/37	150	116
7.75%, 5/14/38	175	163
National Rural Utilities Cooperative Finance Corp.,
7.25%, 3/1/12	275	300
5.50%, 7/1/13	300	317
5.45%, 2/1/18	300	306
8.00%, 3/1/32	50	56
SLM Corp.,
5.00%, 10/1/13	650	526

		31,002

Electric - 1.5%
Alabama Power Co.,
4.85%, 12/15/12	25	26
6.13%, 5/15/38	50	54
American Electric Power Co, Inc.,
5.25%, 6/1/15	300	294
Appalachian Power Co.,
7.00%, 4/1/38	75	78
Arizona Public Service Co.,
6.38%, 10/15/11	150	156
6.50%, 3/1/12	100	103
Carolina Power & Light Co.,
5.13%, 9/15/13	540	572
CenterPoint Energy Houston Electric LLC,
5.70%, 3/15/13	150	152
7.00%, 3/1/14	200	216
Cleveland Electric Illuminating (The) Co.,
5.70%, 4/1/17	250	244
Commonwealth Edison Co.,
5.95%, 8/15/16	125	130
6.15%, 9/15/17	225	234
5.80%, 3/15/18	300	305
6.45%, 1/15/38	200	206
Consolidated Edison Co. of New York,
7.50%, 9/1/10	100	106
4.88%, 2/1/13	350	363
5.85%, 3/15/36	100	100
6.20%, 6/15/36	200	209
Constellation Energy Group, Inc.,
4.55%, 6/15/15	100	87
7.60%, 4/1/32	100	89
Consumers Energy Co.,
5.50%, 8/15/16	125	126
6.13%, 3/15/19	200	209
Detroit Edison (The) Co.,
5.60%, 6/15/18	125	128
5.70%, 10/1/37	50	48
Dominion Resources, Inc. of Virginia,
6.25%, 6/30/12	200	215
5.15%, 7/15/15	50	51
6.00%, 11/30/17	100	104
6.40%, 6/15/18	20	21
5.95%, 6/15/35	250	238
7.00%, 6/15/38	20	22
DTE Energy Co.,
7.05%, 6/1/11	100	105
6.38%, 4/15/33	50	37
Duke Energy Carolinas LLC,
5.25%, 1/15/18	200	209
5.10%, 4/15/18	65	67
6.10%, 6/1/37	150	157
6.00%, 1/15/38	35	37
6.05%, 4/15/38	25	26
Duke Energy Corp.,
5.30%, 10/1/15	100	105
6.25%, 6/15/18	100	105
6.45%, 10/15/32	106	114
Duke Energy Indiana, Inc.,
6.45%, 4/1/39	250	280

NORTHERN FUNDS QUARTERLY REPORT    10    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND    continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 16.0% continued
Electric - 1.5% continued
Entergy Louisiana LLC,
6.50%, 9/1/18	$100	$102
Entergy Texas, Inc.,
7.13%, 2/1/19	250	261
Exelon Corp.,
6.75%, 5/1/11	300	313
5.63%, 6/15/35	75	60
FirstEnergy Corp.,
6.45%, 11/15/11	375	391
Florida Power & Light Co.,
5.55%, 11/1/17	225	239
5.65%, 2/1/37	350	359
5.95%, 2/1/38	150	160
Florida Power Corp.,
5.80%, 9/15/17	50	54
5.65%, 6/15/18	225	240
6.35%, 9/15/37	50	55
6.40%, 6/15/38	285	317
FPL Group Capital, Inc.,
5.35%, 6/15/13	75	80
6.65%, 6/15/67	25	20
Metropolitan Edison Co.,
4.88%, 4/1/14	200	194
Midamerican Energy Co.,
5.30%, 3/15/18	500	519
Midamerican Energy Holdings Co.,
5.88%, 10/1/12	325	346
6.13%, 4/1/36	250	247
6.50%, 9/15/37	200	208
Midamerican Funding LLC,
6.93%, 3/1/29	50	56
Nevada Power Co.,
6.65%, 4/1/36	100	102
Nisource Finance Corp.,
6.15%, 3/1/13	35	35
5.25%, 9/15/17	450	386
5.45%, 9/15/20	200	168
Northern States Power Co.,
6.25%, 6/1/36	100	109
NSTAR Electric Co.,
4.88%, 4/15/14	200	209
Ohio Power Co.,
5.50%, 2/15/13	50	52
6.60%, 2/15/33	100	100
Oncor Electric Delivery Co.,
6.80%, 9/1/18	225	240
7.25%, 1/15/33	200	218
7.50%, 9/1/38	145	164
Pacific Gas & Electric Co.,
4.80%, 3/1/14	225	237
5.63%, 11/30/17	660	699
6.05%, 3/1/34	450	467
Pacificorp,
6.25%, 10/15/37	275	300
6.00%, 1/15/39	60	63
Peco Energy Co.,
5.35%, 3/1/18	25	26
Pennsylvania Electric Co.,
6.05%, 9/1/17	300	292
Pepco Holdings, Inc.,
6.45%, 8/15/12	400	416
PPL Electric Utilities Corp.,
6.25%, 5/15/39	125	132
PPL Energy Supply LLC,
5.40%, 8/15/14	250	253
6.50%, 5/1/18	100	101
PSEG Power LLC,
5.50%, 12/1/15	175	174
PSI Energy, Inc.,
5.00%, 9/15/13	350	362
Public Service Co. of Colorado,
7.88%, 10/1/12	300	348
4.88%, 3/1/13	325	338
Public Service Co. of Oklahoma,
6.63%, 11/15/37	125	120
Public Service Electric & Gas Co.,
5.13%, 9/1/12	100	103
5.30%, 5/1/18	575	601
Puget Sound Energy, Inc.,
5.48%, 6/1/35	25	21
6.27%, 3/15/37	75	69
San Diego Gas & Electric Co.,
6.13%, 9/15/37	50	54
Sierra Pacific Power Co.,
5.45%, 9/1/13	275	282
South Carolina Electric & Gas Co.,
5.25%, 11/1/18	116	121
6.05%, 1/15/38	265	285

FIXED INCOME FUNDS    11    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 16.0% continued
Electric - 1.5% continued
Southern California Edison Co.,
5.00%, 1/15/14	$150	$158
5.50%, 8/15/18	100	106
6.65%, 4/1/29	300	322
6.00%, 1/15/34	100	106
5.55%, 1/15/37	125	125
5.95%, 2/1/38	100	106
6.05%, 3/15/39	50	54
Southern Power Co.,
6.25%, 7/15/12	600	642
4.88%, 7/15/15	150	145
Southwestern Electric Power Co.,
5.88%, 3/1/18	400	396
Southwestern Public Service Co.,
6.00%, 10/1/36	100	93
Union Electric Co.,
6.40%, 6/15/17	400	411
Virginia Electric and Power Co.,
5.40%, 4/30/18	425	441
6.00%, 1/15/36	50	52
8.88%, 11/15/38	300	402
Wisconsin Electric Power Co.,
5.70%, 12/1/36	150	151
Xcel Energy, Inc.,
6.50%, 7/1/36	100	100

		21,806

Electrical Components & Equipment - 0.1%
Emerson Electric Co.,
4.75%, 10/15/15	100	106
5.38%, 10/15/17	100	103
5.25%, 10/15/18	325	333
6.00%, 8/15/32	25	25

		567

Environmental Control - 0.1%
Republic Services, Inc.,
6.75%, 8/15/11	400	415
Waste Management, Inc.,
6.38%, 11/15/12	100	106
5.00%, 3/15/14	100	98
6.10%, 3/15/18	250	246
WMX Technologies,
7.10%, 8/1/26	125	118

		983

Food - 0.4%
Campbell Soup Co.,
6.75%, 2/15/11	100	108
5.00%, 12/3/12	150	160
ConAgra Foods, Inc.,
6.75%, 9/15/11	22	24
7.00%, 10/1/28	100	99
General Mills, Inc.,
6.00%, 2/15/12	100	108
5.65%, 9/10/12	200	213
5.20%, 3/17/15	500	527
Heinz (H.J.) Co.,
5.35%, 7/15/13	200	209
HJ Heinz Finance Co.,
6.63%, 7/15/11	100	106
6.75%, 3/15/32	50	50
Kellogg Co.,
6.60%, 4/1/11	300	321
5.13%, 12/3/12	200	214
7.45%, 4/1/31	100	120
Kraft Foods, Inc.,
6.25%, 6/1/12	275	296
5.25%, 10/1/13	125	129
6.50%, 8/11/17	150	158
6.13%, 2/1/18	815	843
6.13%, 8/23/18	50	52
6.50%, 11/1/31	150	149
7.00%, 8/11/37	100	106
6.88%, 2/1/38	100	106
6.88%, 1/26/39	100	106
Kroger Co.,
6.75%, 4/15/12	275	297
5.50%, 2/1/13	175	181
6.15%, 1/15/20	25	26
7.50%, 4/1/31	200	231
6.90%, 4/15/38	100	108
Safeway, Inc.,
5.80%, 8/15/12	225	241
6.35%, 8/15/17	275	291
Sara Lee Corp.,
3.88%, 6/15/13	200	196
Unilever Capital Corp.,
7.13%, 11/1/10	300	320
5.90%, 11/15/32	125	134

		6,229

NORTHERN FUNDS QUARTERLY REPORT    12    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND    continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 16.0% continued
Forest Products & Paper - 0.1%
International Paper Co.,
5.30%, 4/1/15	$100	$92
7.95%, 6/15/18	325	314
Weyerhaeuser Co.,
6.75%, 3/15/12	100	100
7.50%, 3/1/13	125	125
7.38%, 3/15/32	100	80

		711

Gas - 0.1%
Centerpoint Energy, Inc.,
6.50%, 5/1/18	40	36
KeySpan Corp.,
5.80%, 4/1/35	175	145
Sempra Energy,
6.15%, 6/15/18	400	402
Southern California Gas Co.,
5.75%, 11/15/35	150	152
Southern Union Co.,
8.25%, 11/15/29	25	24

		759

Healthcare - Products - 0.1%
Baxter International, Inc.,
4.63%, 3/15/15	100	102
5.38%, 6/1/18	225	236
6.25%, 12/1/37	30	33
Johnson & Johnson,
5.55%, 8/15/17	350	380
5.15%, 7/15/18	200	213
6.95%, 9/1/29	100	118
5.95%, 8/15/37	100	108
Medtronic, Inc.,
6.50%, 3/15/39	100	110

		1,300

Healthcare - Services - 0.2%
Aetna, Inc.,
5.75%, 6/15/11	225	235
6.75%, 12/15/37	150	139
Quest Diagnostics, Inc.,
6.40%, 7/1/17	100	102
UnitedHealth Group, Inc.,
5.00%, 8/15/14	100	97
5.38%, 3/15/16	700	658
6.00%, 11/15/17	50	48
6.63%, 11/15/37	350	314
6.88%, 2/15/38	100	93
WellPoint Health Networks,
6.38%, 1/15/12	100	104
WellPoint, Inc.,
5.25%, 1/15/16	150	142
5.88%, 6/15/17	350	343

		2,275

Home Furnishings - 0.0%
Whirlpool Corp.,
5.50%, 3/1/13	250	237

Household Products/Wares - 0.1%
Clorox Co.,
5.00%, 3/1/13	350	364
5.00%, 1/15/15	75	75
5.95%, 10/15/17	25	25
Fortune Brands, Inc.,
5.38%, 1/15/16	225	206
Kimberly-Clark Corp.,
5.00%, 8/15/13	100	105
6.13%, 8/1/17	50	55
6.25%, 7/15/18	150	166
6.63%, 8/1/37	150	171

		1,167

Insurance - 0.5%
Ace INA Holdings, Inc.,
5.90%, 6/15/19	355	356
6.70%, 5/15/36	50	50
Allstate Corp.,
5.55%, 5/9/35	50	42
6.13%, 5/15/37	100	74
6.50%, 5/15/57	225	165
American International Group, Inc.,
4.95%, 3/20/12	375	255
5.05%, 10/2/15	100	54
5.85%, 1/16/18	225	119
8.25%, 8/15/18(2) (3)	150	88
6.25%, 5/1/36	100	43
Berkshire Hathaway Finance Corp.,
4.63%, 10/15/13	250	261
4.85%, 1/15/15	575	598
5.40%, 5/15/18	300	309

FIXED INCOME FUNDS    13    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 16.0% continued
Insurance - 0.5% continued
Chubb Corp.,
6.00%, 11/15/11	$200	$214
5.75%, 5/15/18	25	26
6.00%, 5/11/37	50	51
6.50%, 5/15/38	85	92
General Electric Global Insurance Holdings Corp.,
6.45%, 3/1/19	175	147
Genworth Financial, Inc.,
5.75%, 6/15/14	175	123
6.52%, 5/22/18	50	33
Hartford Financial Services Group, Inc.,
4.63%, 7/15/13	75	67
5.38%, 3/15/17	150	119
5.95%, 10/15/36	75	51
Lincoln National Corp.,
6.15%, 4/7/36	150	105
6.30%, 10/9/37	100	72
Marsh & McLennan Cos., Inc.,
5.75%, 9/15/15	520	495
Metlife, Inc.,
6.13%, 12/1/11	200	209
5.00%, 6/15/15	825	786
6.75%, 6/1/16	170	173
6.40%, 12/15/36	150	107
Principal Life Income Funding Trusts,
5.30%, 4/24/13	150	150
5.10%, 4/15/14	231	231
Progressive (The) Corp.,
6.38%, 1/15/12	350	354
Prudential Financial, Inc.,
4.50%, 7/15/13	125	118
5.10%, 9/20/14	40	38
6.00%, 12/1/17	425	400
5.75%, 7/15/33	50	39
6.63%, 12/1/37	200	173
St. Paul Travelers (The) Cos., Inc.,
5.50%, 12/1/15	150	154
Travelers Cos (The) Inc.,
5.80%, 5/15/18	375	385
6.25%, 6/15/37	125	129
Travelers Property Casualty Corp.,
5.00%, 3/15/13	100	101

		7,556

Iron/Steel - 0.0%
Nucor Corp.,
6.40%, 12/1/37	150	154

Lodging - 0.0%
Marriott International Inc.,
5.63%, 2/15/13	200	197

Machinery - Construction & Mining - 0.0%
Caterpillar, Inc.,
5.70%, 8/15/16	50	51
7.30%, 5/1/31	25	26
6.05%, 8/15/36	50	48

		125

Machinery - Diversified - 0.0%
Deere & Co.,
6.95%, 4/25/14	175	198
8.10%, 5/15/30	100	121

		319

Media - 0.8%
AT&T Broadband,
8.38%, 3/15/13	100	114
Comcast Cable Communications,
6.75%, 1/30/11	75	79
Comcast Corp.,
5.30%, 1/15/14	150	155
5.85%, 11/15/15	450	466
6.50%, 1/15/17	1,500	1,591
5.70%, 5/15/18	300	302
6.45%, 3/15/37	175	172
6.95%, 8/15/37	200	209
6.40%, 5/15/38	300	294
COX Communications, Inc.,
7.13%, 10/1/12	200	215
4.63%, 6/1/13	100	98
Disney (The Walt) Co.,
6.38%, 3/1/12	150	165
5.88%, 12/15/17	300	322
5.50%, 3/15/19	400	419
McGraw-Hill Cos (The) Inc.,
5.90%, 11/15/17	75	72
News America, Inc.,
5.30%, 12/15/14	450	453
6.90%, 3/1/19(2) (3)	300	313
6.40%, 12/15/35	125	109
6.65%, 11/15/37	550	495

NORTHERN FUNDS QUARTERLY REPORT    14    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND    continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 16.0% continued
Media - 0.8% continued
Time Warner Cable, Inc.,
6.20%, 7/1/13	$225	$237
5.85%, 5/1/17	1,325	1,323
8.75%, 2/14/19	300	350
7.30%, 7/1/38	350	365
6.75%, 6/15/39	100	97
Time Warner Entertainment Co.,
8.38%, 3/15/23	75	83
Time Warner, Inc.,
6.88%, 5/1/12	450	481
5.88%, 11/15/16	850	838
6.50%, 11/15/36	400	350
Viacom, Inc.,
5.63%, 8/15/12	350	345
6.25%, 4/30/16	585	576

		11,088

Mining - 0.1%
Alcoa, Inc.,
6.00%, 1/15/12	150	151
5.55%, 2/1/17	275	232
6.75%, 7/15/18	80	71
5.90%, 2/1/27	75	54
5.95%, 2/1/37	100	68
Freeport-McMoRan Copper & Gold, Inc.,
8.38%, 4/1/17	725	731
Southern Peru,
7.50%, 7/27/35	100	90

		1,397

Miscellaneous Manufacturing - 0.2%
3M Co.,
4.38%, 8/15/13	200	213
5.70%, 3/15/37	350	365
Danaher Corp.,
5.63%, 1/15/18	200	208
General Electric Co.,
5.00%, 2/1/13	1,105	1,150
5.25%, 12/6/17	250	245
Honeywell International, Inc.,
6.13%, 11/1/11	250	273
5.30%, 3/15/17	200	210
5.30%, 3/1/18	240	251
5.70%, 3/15/36	50	51
5.70%, 3/15/37	125	128
Textron, Inc.,
6.50%, 6/1/12	100	97
5.60%, 12/1/17	125	101

		3,292

Office/Business Equipment - 0.1%
Pitney Bowes, Inc.,
4.63%, 10/1/12	100	105
Xerox Corp.,
5.50%, 5/15/12	375	374
6.75%, 2/1/17	100	91

		570

Oil & Gas - 0.5%
Amerada Hess Corp.,
7.13%, 3/15/33	75	75
Anadarko Petroleum Corp.,
5.95%, 9/15/16	450	444
6.95%, 6/15/19	500	505
Apache Corp.,
5.63%, 1/15/17	250	262
6.00%, 1/15/37	400	423
Conoco, Inc.,
6.95%, 4/15/29	150	162
ConocoPhillips,
4.60%, 1/15/15	220	226
6.50%, 2/1/39	525	559
ConocoPhillips Australia Funding Co.,
5.50%, 4/15/13	325	346
Devon Energy Corp.,
6.30%, 1/15/19	500	534
EOG Resources, Inc.,
5.63%, 6/1/19	215	225
Marathon Oil Corp.,
6.00%, 10/1/17	550	560
6.60%, 10/1/37	75	72
Pemex Project Funding Master Trust,
9.13%, 10/13/10	250	270
5.75%, 3/1/18	600	552
Premcor Refining Group (The), Inc.,
6.75%, 5/1/14	100	99
Valero Energy Corp.,
7.50%, 4/15/32	50	48
6.63%, 6/15/37	325	277

FIXED INCOME FUNDS    15    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 16.0% continued
Oil & Gas - 0.5% continued
XTO Energy, Inc.,
6.25%, 4/15/13	$100	$106
4.63%, 6/15/13	75	75
5.65%, 4/1/16	100	101
6.25%, 8/1/17	325	342
6.75%, 8/1/37	400	418
6.38%, 6/15/38	300	307

		6,988

Oil & Gas Services - 0.0%
Halliburton Co.,
5.90%, 9/15/18	350	374
6.70%, 9/15/38	75	80

		454

Pharmaceuticals - 0.7%
Abbott Laboratories,
5.60%, 5/15/11	200	214
5.15%, 11/30/12	300	324
5.88%, 5/15/16	225	245
5.60%, 11/30/17	600	643
6.15%, 11/30/37	50	54
Bristol-Myers Squibb Co.,
5.25%, 8/15/13	200	213
5.45%, 5/1/18	340	360
5.88%, 11/15/36	50	52
6.13%, 5/1/38	100	108
Cardinal Health, Inc.,
5.80%, 10/15/16	100	97
6.00%, 6/15/17	200	188
Eli Lilly & Co.,
5.20%, 3/15/17	775	812
Express Scripts, Inc.,
7.25%, 6/15/19	190	210
GlaxoSmithKline Capital, Inc.,
4.38%, 4/15/14	100	102
5.65%, 5/15/18	800	847
5.38%, 4/15/34	150	142
6.38%, 5/15/38	380	413
McKesson Corp.,
5.70%, 3/1/17	275	275
Medco Health Solutions, Inc.,
7.13%, 3/15/18	100	105
Merck & Co., Inc.,
4.75%, 3/1/15	375	392
5.00%, 6/30/19	175	177
5.75%, 11/15/36	50	50
5.85%, 6/30/39	100	103
Pfizer, Inc.,
4.50%, 2/15/14	250	260
5.35%, 3/15/15	335	360
6.20%, 3/15/19	1,000	1,094
7.20%, 3/15/39	200	238
Pharmacia Corp.,
6.60%, 12/1/28	125	139
Schering-Plough Corp.,
5.55%, 12/1/13	100	107
6.00%, 9/15/17	350	373
Teva Pharmaceutical Finance LLC,
5.55%, 2/1/16	100	103
6.15%, 2/1/36	45	46
Wyeth,
5.50%, 2/1/14	815	872
5.50%, 2/15/16	425	445
5.95%, 4/1/37	225	233

		10,396

Pipelines - 0.4%
Buckeye Partners LP,
6.05%, 1/15/18	85	77
CenterPoint Energy Resources Corp.,
7.88%, 4/1/13	150	160
6.00%, 5/15/18	85	77
6.63%, 11/1/37	50	40
Duke Capital Corp., Senior Notes,
6.25%, 2/15/13	150	154
El Paso Natural Gas Co.,
5.95%, 4/15/17	350	337
8.38%, 6/15/32	100	109
Enbridge Energy Partners LP,
7.50%, 4/15/38	50	50
Energy Transfer Partners LP,
6.13%, 2/15/17	350	348
9.00%, 4/15/19	400	457
7.50%, 7/1/38	50	52
Enterprise Products Operating LLC,
5.65%, 4/1/13	350	359
5.60%, 10/15/14	250	257
6.30%, 9/15/17	135	136
6.88%, 3/1/33	50	51

NORTHERN FUNDS QUARTERLY REPORT    16    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND    continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 16.0% continued
Pipelines - 0.4% continued
Kinder Morgan Energy Partners LP,
6.75%, 3/15/11	$250	$262
5.13%, 11/15/14	250	249
5.95%, 2/15/18	495	484
6.85%, 2/15/20	70	72
ONEOK Partners LP,
6.15%, 10/1/16	200	198
8.63%, 3/1/19	350	391
ONEOK, Inc.,
5.20%, 6/15/15	200	188
Panhandle Eastern Pipeline Co.,
6.20%, 11/1/17	100	96
Plains All American Pipeline LP,
6.50%, 5/1/18	300	303
Plains All American Pipeline LP/PAA Finance Corp.,
6.13%, 1/15/17	200	193
Spectra Energy Capital LLC,
5.90%, 9/15/13	125	127
6.20%, 4/15/18	100	98
7.50%, 9/15/38	50	49
Tennessee Gas Pipeline Co.,
7.00%, 10/15/28	50	48
TEPPCO Partners LP,
7.55%, 4/15/38	50	52
Transcontinental Gas Pipe Line Co LLC,
7.00%, 8/15/11	400	422
Williams Cos (The), Inc.,
8.75%, 3/15/32	125	126

		6,022

Real Estate - 0.0%
Regency Centers LP,
5.88%, 6/15/17	25	20

Real Estate Investment Trusts - 0.1%
Boston Properties, Inc.,
6.25%, 1/15/13	100	100
Brandywine Operating Partnership LP,
5.70%, 5/1/17	150	104
ERP Operating LP,
6.63%, 3/15/12	100	103
Health Care Property Investors, Inc.,
6.00%, 1/30/17	150	127
Hospitality Properties Trust,
6.70%, 1/15/18	75	58
HRPT Properties Trust,
6.25%, 6/15/17	75	60
6.65%, 1/15/18	50	40
Liberty Property LP,
6.63%, 10/1/17	50	43
Prologis,
5.75%, 4/1/16	400	315
Simon Property Group LP,
6.35%, 8/28/12	75	76
5.10%, 6/15/15	250	228
5.25%, 12/1/16	200	178

		1,432

Retail - 0.6%
Costco Wholesale Corp.,
5.50%, 3/15/17	250	265
CVS Caremark Corp.,
5.75%, 8/15/11	100	106
5.75%, 6/1/17	700	704
6.25%, 6/1/27	250	254
Home Depot, Inc.,
5.25%, 12/16/13	75	77
5.40%, 3/1/16	800	798
5.88%, 12/16/36	350	309
Kohl’s Corp.,
6.88%, 12/15/37	150	151
Lowe’s Cos., Inc.,
5.00%, 10/15/15	325	344
5.80%, 10/15/36	100	95
McDonald’s Corp.,
4.30%, 3/1/13	175	182
5.80%, 10/15/17	500	545
6.30%, 10/15/37	75	81
Nordstrom, Inc.,
6.25%, 1/15/18	25	24
7.00%, 1/15/38	50	45
Target Corp.,
5.88%, 3/1/12	430	465
5.38%, 5/1/17	475	489
6.50%, 10/15/37	125	126
7.00%, 1/15/38	325	346
Walgreen Co.,
5.25%, 1/15/19	525	546
Wal-Mart Stores, Inc.,
4.25%, 4/15/13	375	390

FIXED INCOME FUNDS    17    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 16.0% continued
Retail - 0.6% continued
4.55%, 5/1/13	$1,050	$1,100
7.25%, 6/1/13	175	200
5.88%, 4/5/27	250	259
5.25%, 9/1/35	175	167
6.20%, 4/15/38	275	295
Yum! Brands, Inc.,
6.25%, 4/15/16	150	153
6.88%, 11/15/37	50	50

		8,566

Savings & Loans - 0.0%
Golden West Financial Corp.,
4.75%, 10/1/12	75	76

Software - 0.2%
Fiserv, Inc.,
6.13%, 11/20/12	250	259
Microsoft Corp.,
5.20%, 6/1/39	200	195
Oracle Corp.,
4.95%, 4/15/13	400	419
5.25%, 1/15/16	375	392
5.00%, 7/8/19(4)	130	130
6.50%, 4/15/38	550	586
6.13%, 7/8/39(4)	100	99

		2,080

Telecommunications - 1.1%
AT&T Corp.,
8.00%, 11/15/31	165	190
AT&T Wireless,
7.88%, 3/1/11	100	108
8.13%, 5/1/12	150	168
8.75%, 3/1/31	150	183
AT&T, Inc.,
5.60%, 5/15/18	175	176
5.80%, 2/15/19	650	660
6.80%, 5/15/36	50	52
6.30%, 1/15/38	175	169
6.40%, 5/15/38	425	416
6.55%, 2/15/39	375	374
BellSouth Corp.,
5.20%, 9/15/14	1,100	1,145
5.20%, 12/15/16	1,300	1,298
Bellsouth Telecommunications, Inc.,
6.38%, 6/1/28	75	73
Cisco Systems, Inc.,
5.50%, 2/22/16	925	980
5.90%, 2/15/39	500	492
Embarq Corp.,
7.08%, 6/1/16	750	733
8.00%, 6/1/36	150	132
Harris Corp.,
6.38%, 6/15/19	50	53
Motorola, Inc.,
7.63%, 11/15/10	100	102
Qwest Corp.,
8.38%, 5/1/16(3)	880	849
SBC Communications, Inc.,
5.88%, 2/1/12	100	107
5.10%, 9/15/14	1,450	1,506
6.15%, 9/15/34	125	119
U.S. West Communications,
6.88%, 9/15/33	125	91
Verizon Communications, Inc.,
5.55%, 2/15/16	1,300	1,346
5.50%, 2/15/18	535	531
6.10%, 4/15/18	175	180
6.35%, 4/1/19	450	468
7.35%, 4/1/39	650	708
Verizon Global Funding Corp.,
6.88%, 6/15/12	200	220
7.75%, 12/1/30	500	558
Verizon New York, Inc.,
7.38%, 4/1/32	150	146
Verizon Virginia, Inc.,
4.63%, 3/15/13	450	451
Verizon Wireless Capital LLC,
8.50%, 11/15/18(2) (3)	1,100	1,315

		16,099

Transportation - 0.2%
Burlington Northern Santa Fe Corp.,
6.75%, 7/15/11	100	107
5.65%, 5/1/17	500	510
6.15%, 5/1/37	100	100
CSX Corp.,
5.50%, 8/1/13	200	204
6.00%, 10/1/36	100	91
6.15%, 5/1/37	150	139

NORTHERN FUNDS QUARTERLY REPORT    18    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND    continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 16.0% continued
Transportation - 0.2% continued
Federal Express,
9.65%, 6/15/12	$75	$84
FedEx Corp.,
8.00%, 1/15/19	40	46
Norfolk Southern Corp.,
6.75%, 2/15/11	100	105
5.26%, 9/17/14	200	207
5.90%, 6/15/19	320	332
Union Pacific Corp.,
6.50%, 4/15/12	100	105
7.00%, 2/1/16	100	103
5.75%, 11/15/17	625	630
United Parcel Service, Inc.,
5.50%, 1/15/18	275	293
8.38%, 4/1/20	50	64
6.20%, 1/15/38	150	164

		3,284

Water - 0.0%
American Water Capital Corp.,
6.59%, 10/15/37	75	66

Total Corporate Bonds

(Cost $224,768)		226,783

FOREIGN ISSUER BONDS - 5.8%
Banks - 1.2%
Abbey National PLC,
7.95%, 10/26/29	200	178
Barclays Bank PLC,
5.45%, 9/12/12	300	313
6.75%, 5/22/19	200	198
Credit Suisse New York,
5.00%, 5/15/13	800	818
6.00%, 2/15/18	190	190
Deutsche Bank A.G. London,
4.88%, 5/20/13	400	411
6.00%, 9/1/17	975	995
HSBC Holdings PLC,
5.25%, 12/12/12	700	725
6.50%, 9/15/37	200	193
6.80%, 6/1/38	150	151
Korea Development Bank,
5.30%, 1/17/13	205	202
Kreditanstalt fuer Wiederaufbau,
4.63%, 1/20/11	350	365
4.75%, 5/15/12	2,000	2,145
3.25%, 3/15/13	2,600	2,649
3.50%, 5/16/13	225	231
4.00%, 10/15/13	1,200	1,250
4.13%, 10/15/14	500	505
4.88%, 1/17/17	200	211
4.38%, 3/15/18	375	382
0.00%, 6/29/37	500	119
Landwirtschaftliche Rentenbank,
5.25%, 7/15/11	175	187
3.25%, 3/15/13	350	353
5.13%, 2/1/17	900	953
Oesterreichische Kontrollbank A.G.,
3.13%, 10/14/11	100	100
4.75%, 10/16/12	850	900
3.63%, 6/17/13	170	171
4.50%, 3/9/15	250	256
5.00%, 4/25/17	100	101
Royal Bank of Canada,
5.65%, 7/20/11	250	266
Royal Bank of Scotland Group PLC,
6.38%, 2/1/11	100	100
5.00%, 10/1/14	400	320
UBS A.G./Stamford Branch,
5.88%, 7/15/16	450	389
5.88%, 12/20/17	640	596
5.75%, 4/25/18	125	114

		17,037

Beverages - 0.1%
Diageo Capital PLC,
5.13%, 1/30/12	25	26
5.50%, 9/30/16	150	154
5.75%, 10/23/17	750	782
Diageo Finance BV,
5.50%, 4/1/13	225	237

		1,199

Building Materials - 0.0%
Lafarge S.A.,
6.50%, 7/15/16	50	46

FIXED INCOME FUNDS    19    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
FOREIGN ISSUER BONDS - 5.8% continued
Chemicals - 0.0%
Potash Corp. of Saskatchewan, Inc.,
7.75%, 5/31/11	$150	$164
6.50%, 5/15/19	135	146
5.88%, 12/1/36	50	47

		357

Diversified Financial Services - 0.2%
BP Capital Markets PLC,
4.75%, 3/10/19	1,000	995
ConocoPhillips Canada Funding Co.,
5.63%, 10/15/16	1,150	1,225
5.95%, 10/15/36	250	252
Credit Suisse Guernsey Ltd.,
5.86%, 12/31/49	150	97
MUFG Capital Finance 1 Ltd.,
6.35%, 7/29/49	500	438
UFJ Finance Aruba AEC,
6.75%, 7/15/13	200	207

		3,214

Electric - 0.1%
Hydro-Quebec,
6.30%, 5/11/11	350	379
8.00%, 2/1/13	250	284
9.40%, 2/1/21	200	259
Ontario Hydro,
7.45%, 3/31/13	150	167
Scottish Power PLC,
5.38%, 3/15/15	100	96

		1,185

Electronics - 0.0%
Philips Electronics,
4.63%, 3/11/13	200	205
6.88%, 3/11/38	225	241

		446

Healthcare - Products - 0.0%
Covidien International Finance S.A.,
6.00%, 10/15/17	300	319
6.55%, 10/15/37	25	28

		347

Holding Companies - Diversified - 0.0%
EnCana Holdings Finance Corp.,
5.80%, 5/1/14	100	106

Insurance - 0.0%
Allied World Assurance Holdings Ltd.,
7.50%, 8/1/16	100	85
AXA S.A.,
8.60%, 12/15/30	75	70
ING Groep N.V.,
5.78%, 12/29/49	75	44
XL Capital Ltd.,
6.50%, 12/31/49	50	24

		223

Iron/Steel - 0.1%
ArcelorMittal,
6.13%, 6/1/18	500	437
9.85%, 6/1/19	250	270

		707

Media - 0.0%
Thomson Reuters Corp.,
5.95%, 7/15/13	375	384

Mining - 0.3%
Alcan, Inc.,
4.50%, 5/15/13	100	98
5.20%, 1/15/14	100	94
6.13%, 12/15/33	100	79
Barrick Gold Corp.,
6.95%, 4/1/19	150	168
Barrick North America Finance LLC,
6.80%, 9/15/18	175	191
BHP Billiton Finance USA Ltd.,
4.80%, 4/15/13	300	312
5.50%, 4/1/14	300	322
5.25%, 12/15/15	250	260
5.40%, 3/29/17	100	105
6.50%, 4/1/19	200	222
Rio Tinto Finance USA Ltd.,
6.50%, 7/15/18	675	676
9.00%, 5/1/19	475	528
Vale Overseas Ltd.,
6.25%, 1/23/17	525	529
6.88%, 11/21/36	175	166

		3,750

Miscellaneous Manufacturing - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.,
6.00%, 8/15/13	200	201

NORTHERN FUNDS QUARTERLY REPORT    20    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND    continued

	PRINCIPAL AMOUNT	VALUE
	(000S)	(000S)
FOREIGN ISSUER BONDS - 5.8% continued
Miscellaneous Manufacturing - 0.1% continued
Tyco Electronics Group S.A.,
6.55%, 10/1/17	$50	$45
7.13%, 10/1/37	50	41
Tyco International Finance S.A.,
8.50%, 1/15/19	50	55
Tyco International Ltd./Tyco International Finance S.A.,
6.88%, 1/15/21	500	473

		815

Multi-National - 0.9%
Asian Development Bank/Pasig,
4.13%, 9/15/10	150	155
5.50%, 6/27/16	600	649
5.59%, 7/16/18	50	55
Corp. Andina de Fomento,
5.20%, 5/21/13	100	100
5.75%, 1/12/17	100	96
European Bank for Reconstruction & Development,
3.63%, 6/17/13	190	195
European Investment Bank,
3.25%, 2/15/11	300	309
2.63%, 5/16/11	200	205
3.13%, 7/15/11	500	516
3.25%, 5/15/13	1,025	1,038
3.38%, 6/12/13	750	763
4.25%, 7/15/13	1,300	1,370
2.38%, 3/14/14	2,000	1,945
4.63%, 5/15/14	750	798
4.88%, 1/17/17	800	842
5.13%, 5/30/17	350	374
4.88%, 2/15/36	200	193
Inter-American Development Bank,
5.00%, 4/5/11	100	106
4.38%, 9/20/12	1,200	1,276
3.50%, 7/8/13	200	205
4.25%, 9/10/18	400	400
International Bank for Reconstruction & Development,
5.00%, 4/1/16	450	481
9.25%, 7/15/17	100	135
4.75%, 2/15/35	25	23
International Finance Corp.,
5.13%, 5/2/11	150	154
4.75%, 4/25/12	25	26
3.50%, 5/15/13	300	295
Nordic Investment Bank,
5.00%, 2/1/17	100	106

		12,810

Oil & Gas - 0.4%
Alberta Energy Co. Ltd.,
7.38%, 11/1/31	75	79
Anadarko Finance Co.,
6.75%, 5/1/11	50	52
7.50%, 5/1/31	75	73
Canadian Natural Resources Ltd.,
5.70%, 5/15/17	225	228
5.90%, 2/1/18	250	255
6.25%, 3/15/38	150	150
6.75%, 2/1/39	50	52
Conoco Funding Co.,
6.35%, 10/15/11	300	327
Devon Financing Corp. ULC,
6.88%, 9/30/11	250	272
7.88%, 9/30/31	200	236
EnCana Corp.,
5.90%, 12/1/17	225	231
6.50%, 5/15/19	75	80
6.63%, 8/15/37	75	78
6.50%, 2/1/38	100	102
Marathon Global Funding Corp.,
6.00%, 7/1/12	200	211
Nexen, Inc.,
5.05%, 11/20/13	250	252
7.88%, 3/15/32	75	81
Norsk Hydro ASA,
7.75%, 6/15/23	100	119
Petro-Canada,
4.00%, 7/15/13	200	194
6.05%, 5/15/18	50	50
5.95%, 5/15/35	100	90
6.80%, 5/15/38	50	49
Shell International Finance BV,
6.38%, 12/15/38	600	654
Suncor Energy, Inc.,
6.10%, 6/1/18	275	276
7.15%, 2/1/32	100	98
5.95%, 12/1/34	50	45

FIXED INCOME FUNDS    21    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT	VALUE
	(000S)	(000S)
FOREIGN ISSUER BONDS - 5.8% continued
Oil & Gas - 0.4% continued
6.50%, 6/15/38	$100	$94
Talisman Energy, Inc.,
7.75%, 6/1/19	175	194
Transocean, Inc.,
6.00%, 3/15/18	225	234
6.80%, 3/15/38	200	214

		5,070

Oil & Gas Services - 0.0%
Weatherford International Ltd.,
5.50%, 2/15/16	200	192
9.63%, 3/1/19	100	118
6.50%, 8/1/36	125	113

		423

Pharmaceuticals - 0.1%
AstraZeneca PLC,
5.40%, 9/15/12	200	217
5.90%, 9/15/17	800	857
6.45%, 9/15/37	50	55
Novartis Securities Investment Ltd.,
5.13%, 2/10/19	750	767

		1,896

Pipelines - 0.1%
Enbridge, Inc.,
5.80%, 6/15/14	75	78
TransCanada Pipelines Ltd.,
6.50%, 8/15/18	465	506
5.85%, 3/15/36	275	266
6.20%, 10/15/37	50	51
7.63%, 1/15/39	295	344
6.35%, 5/15/67	100	69

		1,314

Regional - 0.3%
Province of British Columbia Canada,
4.30%, 5/30/13	100	101
7.25%, 9/1/36	175	218
Province of Manitoba Canada,
4.90%, 12/6/16	200	207
9.25%, 4/1/20	150	205
Province of Nova Scotia Canada,
5.75%, 2/27/12	100	105
8.25%, 7/30/22	200	260
Province of Ontario Canada,
3.38%, 5/20/11	75	77
4.38%, 2/15/13	250	260
3.50%, 7/15/13	100	101
4.75%, 1/19/16	200	205
5.45%, 4/27/16	350	374
4.95%, 11/28/16	650	662
Province of Quebec Canada,
5.13%, 11/14/16	250	259
4.63%, 5/14/18	350	346
7.50%, 7/15/23	300	351
7.13%, 2/9/24	100	114
7.50%, 9/15/29	375	460
Province of Saskatchewan Canada,
8.50%, 7/15/22	200	269

		4,574

Sovereign - 1.2%
Brazilian Government International Bond,
6.00%, 1/17/17	1,250	1,283
8.00%, 1/15/18	400	448
8.88%, 10/14/19	1,075	1,317
8.88%, 4/15/24	600	746
7.13%, 1/20/37	100	108
11.00%, 8/17/40	635	826
Eksportfinans,
5.00%, 2/14/12	250	265
5.50%, 5/25/16	100	104
5.50%, 6/26/17	200	200
Export Development Canada,
3.50%, 5/16/13	670	681
Israel Government International Bond,
5.50%, 11/9/16	225	234
5.13%, 3/26/19	250	248
Italy Government International Bond,
6.00%, 2/22/11	425	457
5.63%, 6/15/12	400	436
5.25%, 9/20/16	1,000	1,030
5.38%, 6/12/17	1,175	1,194
5.38%, 6/15/33	175	170
Japan Bank for International Cooperation,
4.25%, 6/18/13	200	200
Peruvian Government International Bond,
8.38%, 5/3/16	500	576
7.35%, 7/21/25	250	267
6.55%, 3/14/37	150	146

NORTHERN FUNDS QUARTERLY REPORT    22    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND    continued

	PRINCIPAL AMOUNT	VALUE
	(000S)	(000S)
FOREIGN ISSUER BONDS - 5.8% continued
Sovereign - 1.2% continued
Republic of Korea,
4.25%, 6/1/13	$100	$98
4.88%, 9/22/14	400	396
5.13%, 12/7/16	125	121
7.13%, 4/16/19	150	162
Republic of Poland,
5.00%, 10/19/15	475	473
Republic of South Africa,
7.38%, 4/25/12	250	268
6.88%, 5/27/19	275	283
Svensk Exportkredit AB,
5.13%, 3/1/17	500	506
Swedish Export Credit,
4.50%, 9/27/10	150	155
4.88%, 9/29/11	225	237
United States of Mexico,
8.38%, 1/14/11	100	110
6.38%, 1/16/13	875	945
6.63%, 3/3/15	500	535
5.63%, 1/15/17	520	526
8.13%, 12/30/19	400	466
7.50%, 4/8/33	100	110
6.75%, 9/27/34	550	555
6.05%, 1/11/40	120	109

		16,991

Telecommunications - 0.6%
America Movil SAB de C.V.,
5.75%, 1/15/15	400	403
6.13%, 11/15/37	200	183
British Telecommunications PLC,
9.13%, 12/15/10	250	266
5.95%, 1/15/18	575	518
9.63%, 12/15/30	100	111
Deutsche Telekom International Finance BV,
5.88%, 8/20/13	775	813
5.75%, 3/23/16	525	538
8.75%, 6/15/30	100	117
France Telecom S.A.,
7.75%, 3/1/11	300	324
8.50%, 3/1/31	175	225
Nokia OYJ,
5.38%, 5/15/19	125	126
Rogers Communications, Inc.,
6.80%, 8/15/18	600	643
Telecom Italia Capital S.A.,
5.25%, 11/15/13	475	466
5.25%, 10/1/15	675	652
6.38%, 11/15/33	50	44
7.72%, 6/4/38	50	51
Telefonica Emisiones S.A.U,
4.95%, 1/15/15(4)	335	340
Telefonica Emisiones SAU,
6.42%, 6/20/16	900	962
7.05%, 6/20/36	450	499
Telefonos de Mexico S.A. de C.V.,
5.50%, 1/27/15	125	125
Telus Corp.,
8.00%, 6/1/11	125	134
Vodafone Group PLC,
5.00%, 12/16/13	850	882
5.00%, 9/15/15	100	100
5.63%, 2/27/17	225	229
6.15%, 2/27/37	375	369

		9,120

Transportation - 0.1%
Canadian National Railway Co.,
4.40%, 3/15/13	450	460
6.90%, 7/15/28	25	28
6.20%, 6/1/36	25	26
6.38%, 11/15/37	50	55
Canadian Pacific Railway Co.,
6.50%, 5/15/18	50	49
5.95%, 5/15/37	50	41

		659

Total Foreign Issuer Bonds

(Cost $82,075)		82,673

U.S. GOVERNMENT AGENCIES - 45.9% (5)
Fannie Mae - 22.0%
6.63%, 11/15/10	1,000	1,079
5.50%, 3/15/11	500	537
1.75%, 3/23/11	2,000	2,019
6.00%, 5/15/11	500	543
1.88%, 4/20/12	9,000	9,037
4.38%, 3/15/13	3,300	3,549
4.63%, 10/15/13	500	540
2.75%, 3/13/14	4,000	3,991
5.00%, 3/15/16	500	544

FIXED INCOME FUNDS    23    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT	VALUE
	(000S)	(000S)
U.S. GOVERNMENT AGENCIES - 45.9% (5) continued
Fannie Mae - 22.0% continued
5.00%, 5/11/17	$1,000	$1,086
5.25%, 12/21/17	2,500	2,505
5.50%, 12/14/22	3,000	2,999
5.80%, 2/9/26	3,670	3,803
6.63%, 11/15/30	200	245
6.00%, 4/18/36	2,000	2,091
5.63%, 7/15/37	1,000	1,053
Pool #255376,
6.00%, 8/1/19	211	224
Pool #255695,
4.50%, 3/1/35	71	73
Pool #256675,
5.00%, 4/1/27	508	521
Pool #256677,
6.00%, 4/1/27	342	359
Pool #256792,
6.50%, 6/1/22	287	304
Pool #256925,
6.00%, 10/1/37	852	892
Pool #256959,
6.00%, 11/1/37	3,691	3,863
Pool #256985,
7.00%, 11/1/37	1,192	1,295
Pool #257057,
5.00%, 1/1/28	1,582	1,623
Pool #257106,
4.50%, 1/1/28	239	241
Pool #257237,
4.50%, 6/1/28	579	583
Pool #257239,
5.50%, 6/1/28	849	881
Pool #257367,
5.50%, 9/1/28	2,118	2,200
Pool #357630,
5.00%, 10/1/19	310	323
Pool #707791,
5.00%, 6/1/33	2,225	2,277
Pool #709239,
5.00%, 7/1/18	1,559	1,633
Pool #720049,
5.50%, 7/1/33	788	817
Pool #722424,
4.32%, 7/1/33	102	104
Pool #725185,
5.00%, 2/1/19	361	378
Pool #725425,
5.50%, 4/1/34	741	767
Pool #730811,
4.50%, 8/1/33	809	811
Pool #735222,
5.00%, 2/1/35	401	410
Pool #735358,
5.50%, 2/1/35	1,277	1,324
Pool #735502,
6.00%, 4/1/35	216	227
Pool #737853,
5.00%, 9/1/33	3,587	3,670
Pool #745418,
5.50%, 4/1/36	851	882
Pool #745754,
5.00%, 9/1/34	3,218	3,293
Pool #745826,
6.00%, 7/1/36	4,957	5,192
Pool #746272,
4.00%, 10/1/18	1,204	1,231
Pool #747383,
5.50%, 10/1/33	1,282	1,330
Pool #753678,
4.74%, 12/1/33	480	495
Pool #755632,
5.00%, 4/1/34	2,194	2,243
Pool #766083,
4.62%, 2/1/34	60	61
Pool #772730,
5.00%, 4/1/34	1,440	1,474
Pool #773287,
4.36%, 3/1/35	584	605
Pool #783586,
4.45%, 3/1/35	534	542
Pool #790406,
6.00%, 9/1/34	755	794
Pool #793666,
5.50%, 9/1/34	736	763
Pool #796250,
5.50%, 11/1/34	593	615
Pool #800471,
5.50%, 10/1/34	3,149	3,266

NORTHERN FUNDS QUARTERLY REPORT    24    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND    continued

	PRINCIPAL AMOUNT	VALUE
	(000S)	(000S)
U.S. GOVERNMENT AGENCIES - 45.9% (5) continued
Fannie Mae - 22.0% continued
Pool #807701,
4.50%, 12/1/19	$402	$417
Pool #811944,
4.50%, 1/1/20	596	615
Pool #815639,
4.96%, 6/1/35	80	82
Pool #817795,
6.00%, 8/1/36	718	752
Pool #820998,
4.00%, 4/1/35	281	289
Pool #821912,
4.95%, 6/1/35	1,250	1,295
Pool #822455,
4.64%, 4/1/35	242	251
Pool #826057,
5.00%, 7/1/35	647	661
Pool #826368,
5.10%, 7/1/35	492	510
Pool #831676,
6.50%, 8/1/36	307	329
Pool #832628,
5.50%, 9/1/20	251	264
Pool #833067,
5.50%, 9/1/35	3,834	3,972
Pool #835517,
4.97%, 8/1/35	168	174
Pool #840577,
5.00%, 10/1/20	233	243
Pool #844909,
4.50%, 10/1/20	350	361
Pool #846600,
5.16%, 1/1/36	1,218	1,261
Pool #847921,
5.50%, 11/1/20	796	837
Pool #850614,
5.48%, 1/1/36	241	253
Pool #863759,
4.00%, 12/1/20	305	306
Pool #864435,
4.50%, 12/1/20	876	903
Pool #866109,
5.11%, 12/1/35	97	100
Pool #869217,
5.46%, 2/1/36	378	395
Pool #869710,
6.00%, 4/1/36	1,730	1,812
Pool #871135,
6.00%, 1/1/37	592	621
Pool #880505,
6.00%, 8/1/21	279	296
Pool #882055,
5.48%, 6/1/36	364	378
Pool #884776,
5.50%, 10/1/36	710	744
Pool #885769,
6.00%, 6/1/36	241	253
Pool #885866,
6.00%, 6/1/36	793	830
Pool #887019,
5.87%, 6/1/36	910	943
Pool #887111,
5.50%, 5/1/20	153	162
Pool #888100,
5.50%, 9/1/36	2,733	2,834
Pool #888152,
5.00%, 5/1/21	629	657
Pool #888205,
6.50%, 2/1/37	703	750
Pool #888318,
5.62%, 2/1/37	460	483
Pool #888447,
4.00%, 5/1/21	384	385
Pool #889224,
5.50%, 1/1/37	3,561	3,689
Pool #889390,
6.00%, 3/1/23	774	820
Pool #889401,
6.00%, 3/1/38	3,288	3,444
Pool #889415,
6.00%, 5/1/37	7,587	7,948
Pool #889630,
6.50%, 3/1/38	905	965
Pool #889886,
7.00%, 12/1/37	1,126	1,222
Pool #892536,
6.50%, 9/1/36	391	417
Pool #892968,
6.50%, 8/1/21	100	106

FIXED INCOME FUNDS    25    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT	VALUE
	(000S)	(000S)
U.S. GOVERNMENT AGENCIES - 45.9% (5) continued
Fannie Mae - 22.0% continued
Pool #893363,
5.00%, 6/1/36	$626	$640
Pool #893366,
5.00%, 4/1/35	858	877
Pool #894453,
5.93%, 9/1/36	2,117	2,226
Pool #897519,
5.97%, 11/1/36	66	70
Pool #898089,
5.50%, 7/1/26	422	438
Pool #898417,
6.00%, 10/1/36	1,375	1,440
Pool #899079,
5.00%, 3/1/37	1,246	1,271
Pool #902188,
5.90%, 11/1/36	80	84
Pool #905090,
5.50%, 10/1/21	406	426
Pool #905759,
5.88%, 12/1/36	216	227
Pool #906090,
5.50%, 1/1/37	2,176	2,250
Pool #906237,
5.74%, 1/1/37	512	538
Pool #907818,
5.62%, 1/1/37	72	76
Pool #910147,
5.00%, 3/1/22	896	928
Pool #910338,
5.76%, 3/1/37	170	179
Pool #912414,
4.50%, 1/1/22	911	931
Pool #914522,
5.76%, 3/1/37	76	80
Pool #915499,
5.00%, 3/1/37	1,197	1,221
Pool #915870,
7.00%, 4/1/37	410	445
Pool #918515,
5.00%, 6/1/37	1,409	1,437
Pool #918832,
6.00%, 4/1/37	6,049	6,331
Pool #919461,
5.71%, 4/1/37	80	84
Pool #920457,
4.90%, 8/1/36	56	58
Pool #920468,
4.42%, 4/1/34	541	556
Pool #920988,
5.85%, 11/1/36	49	52
Pool #923023,
6.46%, 1/1/37	845	888
Pool #923123,
5.00%, 4/1/36	371	379
Pool #923166,
7.50%, 1/1/37	339	368
Pool #928261,
4.50%, 3/1/36	448	449
Pool #928909,
6.00%, 12/1/37	36	37
Pool #928915,
6.00%, 11/1/37	352	369
Pool #940623,
5.50%, 8/1/37	1,133	1,171
Pool #943388,
6.00%, 6/1/37	2,809	2,940
Pool #943617,
6.00%, 8/1/37	2,121	2,220
Pool #945868,
5.50%, 8/1/37	5,615	5,804
Pool #945876,
5.50%, 8/1/37	1,067	1,103
Pool #946527,
7.00%, 9/1/37	374	406
Pool #947216,
6.00%, 10/1/37	740	775
Pool #949391,
5.50%, 8/1/22	267	280
Pool #953018,
6.50%, 10/1/37	3,449	3,678
Pool #953910,
6.00%, 11/1/37	1,947	2,037
Pool #955771,
6.50%, 10/1/37	4,986	5,317
Pool #959604,
6.50%, 11/1/37	581	620
Pool #959880,
5.50%, 11/1/37	2,280	2,357

NORTHERN FUNDS QUARTERLY REPORT    26    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND    continued

	PRINCIPAL AMOUNT	VALUE
	(000S)	(000S)
U.S. GOVERNMENT AGENCIES - 45.9% (5) continued
Fannie Mae - 22.0% continued
Pool #962343,
5.00%, 3/1/38	$4,932	$5,030
Pool #962687,
5.00%, 4/1/38	2,646	2,698
Pool #963735,
4.50%, 6/1/23	872	891
Pool #965389,
6.00%, 10/1/23	936	993
Pool #966660,
6.00%, 12/1/37	89	93
Pool #968037,
6.00%, 1/1/38	2,182	2,284
Pool #970013,
4.50%, 6/1/38	983	982
Pool #971734,
4.50%, 4/1/37	868	867
Pool #972452,
5.50%, 3/1/38	6,786	7,015
Pool #975365,
5.00%, 6/1/23	807	837
Pool #976699,
5.00%, 4/1/28	810	830
Pool #976963,
5.50%, 2/1/38	13,113	13,586
Pool #981704,
5.00%, 6/1/23	2,258	2,340
Pool #981823,
4.93%, 6/1/38	966	1,003
Pool #981854,
5.50%, 7/1/38	3,922	4,054
Pool #984075,
4.50%, 6/1/23	1,762	1,801
Pool #986760,
5.50%, 7/1/38	7,221	7,464
Pool #987114,
5.50%, 9/1/23	216	227
Pool #987115,
5.50%, 9/1/23	846	886
Pool #992472,
6.00%, 10/1/38	1,037	1,085
Pool #992491,
4.50%, 10/1/23	1,334	1,364
Pool #993055,
5.50%, 12/1/38	1,646	1,702
Pool TBA,
4.00%, 7/15/24(4)	2,400	2,400
4.50%, 7/15/24(4)	4,900	4,998
5.00%, 7/15/24(4)	3,000	3,104
5.50%, 7/15/24(4)	2,500	2,616
4.00%, 8/15/24(4)	1,300	1,296
4.00%, 7/1/39(4)	5,400	5,235
5.00%, 7/1/39(4)	16,500	16,799

6.00%, 7/1/39(4)	3,200	3,344
4.50%, 7/15/39(4)	12,700	12,672
5.50%, 7/15/39(4)	5,100	5,264
6.50%, 7/15/39(4)	3,500	3,727
7.00%, 7/15/39(4)	2,600	2,821
4.00%, 8/15/39(4)	1,800	1,793
4.50%, 8/15/39(4)	4,200	4,175
5.00%, 8/15/39(4)	2,000	2,028

		312,603

Federal Farm Credit Bank - 0.1%
5.25%, 9/13/10	500	526
3.75%, 12/6/10	500	520

		1,046

Federal Home Loan Bank - 1.7%
4.38%, 10/22/10	3,000	3,138
4.63%, 2/18/11	4,205	4,450
2.63%, 5/20/11	5,000	5,097
5.38%, 8/19/11	1,000	1,080
4.88%, 11/18/11	500	539
1.88%, 6/20/12	1,000	999
4.00%, 9/6/13	5,000	5,260
5.38%, 5/18/16	3,500	3,890

		24,453

Freddie Mac - 9.8%
4.13%, 7/12/10	500	519
2.88%, 11/23/10	2,000	2,057
2.75%, 4/11/11	2,000	2,057
5.13%, 4/18/11	1,000	1,069
1.63%, 4/26/11	4,000	4,030
4.75%, 3/5/12	1,800	1,943
2.13%, 3/23/12	2,000	2,018
5.13%, 7/15/12	5,125	5,615
5.50%, 8/20/12	6,300	6,971
4.50%, 1/15/13	3,300	3,556
3.75%, 6/28/13	2,000	2,100

FIXED INCOME FUNDS    27    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT	VALUE
	(000S)	(000S)
U.S. GOVERNMENT AGENCIES - 45.9% (5) continued
Freddie Mac - 9.8% continued
4.50%, 1/15/14	$7,000	$7,525
5.25%, 4/18/16	500	554
5.13%, 10/18/16	5,450	5,969
5.00%, 2/16/17	500	544
4.88%, 6/13/18	1,000	1,076
6.75%, 3/15/31	1,700	2,108
1.75%, 6/15/12	4,000	3,985
Pool #1B2125,
4.55%, 3/1/35	839	868
Pool #1B2130,
4.28%, 3/1/35	72	75
Pool #1B3264,
5.91%, 2/1/37	703	740
Pool #1B7328,
5.83%, 4/1/37	163	171
Pool #1B7359,
5.64%, 5/1/37	171	179
Pool #1G0321,
4.84%, 9/1/35	292	301
Pool #1G0809,
4.63%, 7/1/35	11	11
Pool #1G0911,
5.41%, 4/1/36	617	644
Pool #1G1506,
5.51%, 1/1/37	150	158
Pool #1G1623,
5.70%, 4/1/37	174	182
Pool #1G1763,
4.87%, 11/1/35	100	103
Pool #1G1790,
5.38%, 11/1/35	146	151
Pool #1G2620,
6.01%, 11/1/36	126	132
Pool #1G2638,
6.22%, 9/1/36	142	150
Pool #1G2675,
5.86%, 2/1/38	881	920
Pool #1G3611,
5.99%, 4/1/37	175	185
Pool #1H1348,
5.82%, 10/1/36	131	136
Pool #1H2569,
5.21%, 9/1/35	1,049	1,082
Pool #1H2605,
5.65%, 4/1/36	763	788
Pool #1J0345,
5.68%, 3/1/37	68	71
Pool #1J0355,
5.62%, 3/1/37	48	50
Pool #1J0365,
5.90%, 4/1/37	549	576
Pool #1J1317,
5.71%, 4/1/36	6	6
Pool #1J1390,
5.88%, 12/1/36	157	166
Pool #1J1634,
6.18%, 12/1/36	857	910
Pool #1J1646,
5.25%, 4/1/37	336	346
Pool #1L0078,
5.13%, 6/1/35	126	127
Pool #1L0130,
4.72%, 7/1/35	68	69
Pool #1L1214,
5.24%, 12/1/35	4,345	4,491
Pool #1L1480,
4.42%, 12/1/33	153	156
Pool #1N0243,
6.34%, 8/1/36	58	61
Pool #1N1746,
6.10%, 9/1/37	820	863
Pool #781274,
4.73%, 2/1/34	68	70
Pool #782905,
4.88%, 12/1/34	86	88
Pool #783081,
4.72%, 4/1/35	4	4
Pool #847755,
5.54%, 5/1/37	357	372
Pool #A61560,
5.50%, 10/1/36	4,887	5,062
Pool TBA,
5.00%, 7/1/24(4)	1,500	1,551
4.00%, 7/15/24(4)	2,200	2,199
4.50%, 7/15/24(4)	1,000	1,019
5.00%, 7/1/39(4)	12,800	13,016
5.50%, 7/1/39(4)	13,500	13,935

NORTHERN FUNDS QUARTERLY REPORT    28    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND    continued

	PRINCIPAL AMOUNT	VALUE
	(000S)	(000S)
U.S. GOVERNMENT AGENCIES - 45.9% (5) continued
Freddie Mac - 9.8% continued
6.00%, 7/1/39(4)	$9,500	$9,913
6.50%, 7/1/39(4)	4,400	4,675
4.00%, 7/15/39(4)	3,100	3,004
4.50%, 7/15/39(4)	11,800	11,745
4.00%, 8/15/39(4)	2,200	2,121
4.50%, 8/15/39(4)	1,800	1,785

		139,123

Freddie Mac Gold - 7.5%
Pool #A16753,
5.00%, 11/1/33	443	453
Pool #A17665,
5.00%, 1/1/34	1,274	1,302
Pool #A27950,
5.50%, 11/1/34	3,394	3,519
Pool #A31136,
5.50%, 1/1/35	522	541
Pool #A39306,
5.50%, 11/1/35	2,679	2,775
Pool #A46224,
5.00%, 7/1/35	322	329
Pool #A48104,
5.00%, 1/1/36	788	805
Pool #A51296,
6.00%, 8/1/36	541	566
Pool #A54897,
6.50%, 8/1/36	380	404
Pool #A56110,
5.50%, 12/1/36	1,350	1,396
Pool #A58690,
6.00%, 3/1/37	93	97
Pool #A58718,
5.50%, 3/1/37	393	406
Pool #A59081,
5.50%, 4/1/37	3,938	4,071
Pool #A60942,
5.00%, 5/1/37	683	695
Pool #A61573,
5.00%, 9/1/34	2,780	2,844
Pool #A61597,
5.50%, 12/1/35	409	424
Pool #A64474,
5.50%, 9/1/37	382	395
Pool #A68761,
5.50%, 9/1/37	2,274	2,350
Pool #A69169,
4.50%, 12/1/37	924	921
Pool #A69303,
6.00%, 11/1/37	1,283	1,341
Pool #A73778,
5.00%, 2/1/38	3,509	3,574
Pool #A81606,
6.00%, 9/1/38	1,330	1,390
Pool #B10630,
4.50%, 11/1/18	953	988
Pool #B17658,
4.50%, 1/1/20	36	38
Pool #B18502,
5.50%, 6/1/20	135	142
Pool #B18931,
4.50%, 3/1/20	178	183
Pool #C91009,
5.00%, 11/1/26	231	238
Pool #C91020,
5.50%, 3/1/27	471	490
Pool #C91247,
5.00%, 4/1/29	1,790	1,836
Pool #D97197,
5.00%, 2/1/27	288	296
Pool #D97498,
6.00%, 12/1/27	1,129	1,187
Pool #D97524,
5.50%, 1/1/28	1,219	1,267
Pool #D97564,
5.00%, 1/1/28	856	879
Pool #E99030,
4.50%, 9/1/18	1,555	1,613
Pool #G01907,
4.50%, 8/1/34	482	482
Pool #G01974,
5.00%, 12/1/35	6,091	6,219
Pool #G02069,
5.50%, 3/1/36	460	476
Pool #G02386,
6.00%, 11/1/36	7,156	7,483
Pool #G02391,
6.00%, 11/1/36	193	202
Pool #G02540,
5.00%, 11/1/34	828	846

FIXED INCOME FUNDS    29    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT	VALUE
	(000S)	(000S)
U.S. GOVERNMENT AGENCIES - 45.9% (5) continued
Freddie Mac Gold - 7.5% continued
Pool #G02649,
6.00%, 1/1/37	$401	$419
Pool #G02702,
6.50%, 1/1/37	627	667
Pool #G02911,
6.00%, 4/1/37	317	331
Pool #G02973,
6.00%, 6/1/37	682	714
Pool #G03121,
5.00%, 6/1/36	2,333	2,382
Pool #G03134,
5.50%, 8/1/36	839	869
Pool #G03176,
5.00%, 8/1/37	919	936
Pool #G03218,
6.00%, 9/1/37	778	813
Pool #G03351,
6.00%, 9/1/37	1,437	1,502
Pool #G03513,
6.00%, 11/1/37	2,013	2,103
Pool #G03600,
7.00%, 11/1/37	825	888
Pool #G03936,
5.50%, 1/1/38	5,511	5,700
Pool #G03938,
6.00%, 2/1/38	4,171	4,358
Pool #G04287,
5.00%, 5/1/38	1,894	1,929
Pool #G04459,
5.50%, 6/1/38	2,446	2,528
Pool #G04650,
6.50%, 9/1/38	4,651	4,948
Pool #G08189,
7.00%, 3/1/37	206	222
Pool #G08192,
5.50%, 4/1/37	1,199	1,239
Pool #G11776,
4.50%, 9/1/20	353	364
Pool #G12571,
4.00%, 1/1/22	809	811
Pool #G12673,
5.00%, 9/1/21	669	696
Pool #G12837,
4.50%, 4/1/22	1,132	1,166
Pool #G12869,
5.00%, 9/1/22	1,375	1,428
Pool #G13136,
4.50%, 5/1/23	1,786	1,824
Pool #G13151,
6.00%, 3/1/23	1,387	1,469
Pool #G13201,
4.50%, 7/1/23	1,331	1,360
Pool #G18220,
6.00%, 11/1/22	164	174
Pool #G30327,
4.50%, 1/1/27	342	344
Pool #J00991,
4.00%, 1/1/21	421	422
Pool #J02541,
4.00%, 9/1/20	357	358
Pool #J03041,
6.00%, 7/1/21	317	335
Pool #J03736,
5.50%, 11/1/21	351	368
Pool #J05307,
4.50%, 8/1/22	524	535
Pool #J06175,
5.00%, 5/1/21	320	334
Pool #J06465,
6.00%, 11/1/22	145	154
Pool #J06476,
5.50%, 11/1/22	633	662
Pool #J08098,
5.50%, 6/1/23	748	782
Pool #J08202,
5.00%, 7/1/23	795	823
Pool #J08454,
5.00%, 8/1/23	1,565	1,620
Pool #J08913,
5.50%, 10/1/23	849	888
Pool #J09148,
5.00%, 12/1/23	1,292	1,337

		106,265

Ginnie Mae I Pool - 2.9%
Pool #510835,
5.50%, 2/15/35	367	381
Pool #597889,
5.50%, 6/15/33	847	880

NORTHERN FUNDS QUARTERLY REPORT    30    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND    continued

	PRINCIPAL AMOUNT	VALUE
	(000S)	(000S)
U.S. GOVERNMENT AGENCIES - 45.9% (5) continued
Ginnie Mae I Pool - 2.9% continued
Pool #614169,
5.00%, 7/15/33	$378	$387
Pool #617739,
6.00%, 10/15/37	263	274
Pool #634431,
6.00%, 9/15/34	106	111
Pool #641416,
5.50%, 4/15/35	459	476
Pool #646341,
6.00%, 11/15/36	391	407
Pool #648538,
5.00%, 12/15/35	618	633
Pool #651753,
5.50%, 3/15/36	356	369
Pool #658560,
6.50%, 8/15/36	1,233	1,310
Pool #661917,
7.00%, 4/15/37	301	323
Pool #670114,
6.50%, 7/15/37	410	436
Pool #675211,
6.50%, 3/15/38	593	630
Pool #675484,
5.50%, 6/15/38	1,693	1,751
Pool #676360,
6.50%, 10/15/37	419	445
Pool #687824,
5.50%, 8/15/38	1,994	2,063
Pool #687900,
5.00%, 9/15/38	495	505
Pool #687901,
5.00%, 9/15/38	1,910	1,952
Pool #688461,
6.00%, 5/15/38	2,412	2,516
Pool #695635,
7.00%, 10/15/38	544	584
Pool #699277,
6.00%, 9/15/38	1,100	1,147
Pool #700972,
5.50%, 11/15/38	874	904
Pool #701196,
6.00%, 10/15/38	1,658	1,729
Pool #704185,
5.50%, 1/15/39	1,745	1,805
Pool #781939,
6.00%, 7/15/34	1,761	1,834
Pool #782131,
5.50%, 12/15/36	881	911
Pool #782150,
5.50%, 4/15/37	845	874
Pool #782259,
5.00%, 2/15/36	941	961
Pool #782272,
5.50%, 2/15/38	2,156	2,229
Pool #782498,
6.00%, 12/15/38	1,300	1,353
Pool TBA,
4.50%, 7/15/39(4)	4,100	4,092
5.00%, 7/15/39(4)	5,100	5,199
4.50%, 8/15/39(4)	2,700	2,684

		42,155

Ginnie Mae II Pool - 1.9%
Pool #3570,
6.00%, 6/20/34	381	397
Pool #3665,
5.50%, 1/20/35	1,174	1,211
Pool #3852,
6.00%, 5/20/36	335	349
Pool #3910,
6.00%, 10/20/36	638	664
Pool #3994,
5.00%, 6/20/37	403	411
Pool #4018,
6.50%, 8/20/37	287	304
Pool #4026,
5.00%, 9/20/37	453	461
Pool #4027,
5.50%, 9/20/37	379	391
Pool #4040,
6.50%, 10/20/37	306	324
Pool #4098,
5.50%, 3/20/38	1,803	1,860
Pool #4116,
6.50%, 4/20/38	663	703
Pool #4170,
6.00%, 6/20/38	1,521	1,586
Pool #4194,
5.50%, 7/20/38	3,947	4,072

FIXED INCOME FUNDS    31    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT	VALUE
	(000S)	(000S)
U.S. GOVERNMENT AGENCIES - 45.9% (5) continued
Ginnie Mae II Pool - 1.9% continued
Pool #4243,
5.00%, 9/20/38	$969	$987
Pool #4245,
6.00%, 9/20/38	763	795
Pool #4269,
6.50%, 10/20/38	803	850
Pool #4344,
6.00%, 1/20/39	1,316	1,372
Pool #4345,
6.50%, 1/20/39	853	904
Pool #4425,
5.50%, 4/20/39	1,477	1,524
Pool #654804,
6.00%, 5/20/36	422	439
Pool #782433,
6.00%, 10/20/38	2,505	2,610
Pool TBA,
4.50%, 7/15/39(4)	2,200	2,190
5.00%, 7/15/39(4)	2,600	2,643

		27,047

Tennessee Valley Authority - 0.0%
5.50%, 7/18/17	600	654

Total U.S. Government Agencies

(Cost $635,828)		653,346

U.S. GOVERNMENT OBLIGATIONS - 27.2%
U.S. Treasury Bonds - 4.4%
8.75%, 8/15/20	1,450	2,077
7.88%, 2/15/21	1,550	2,104
8.00%, 11/15/21	2,125	2,932
7.13%, 2/15/23	2,000	2,614
6.25%, 8/15/23	11,550	14,069
7.63%, 2/15/25	165	230
6.00%, 2/15/26	6,750	8,141
5.38%, 2/15/31	1,000	1,148
4.50%, 2/15/36	475	489
4.75%, 2/15/37	7,335	7,860
5.00%, 5/15/37	4,575	5,091
4.38%, 2/15/38	8,890	8,978
4.50%, 5/15/38	1,700	1,755
3.50%, 2/15/39	6,000	5,188

		62,676

U.S. Treasury Notes - 22.8%
1.38%, 4/15/12	29,000	28,894
1.88%, 4/30/14	15,000	14,556
4.50%, 5/15/10	16,100	16,659
5.75%, 8/15/10	1,000	1,058
2.38%, 8/31/10	10,000	10,207
1.50%, 10/31/10	15,000	15,166
4.50%, 11/15/10	3,000	3,156
4.25%, 1/15/11	3,000	3,155
0.88%, 1/31/11	6,000	6,003
0.88%, 2/28/11	25,000	24,983
4.50%, 2/28/11	3,000	3,180
4.88%, 4/30/11	5,750	6,147
4.63%, 8/31/11	5,450	5,843
4.63%, 10/31/11	1,750	1,884
1.75%, 11/15/11	8,000	8,085
1.13%, 1/15/12	7,000	6,955
4.63%, 2/29/12	1,350	1,463
4.63%, 7/31/12	6,850	7,457
4.13%, 8/31/12	10,400	11,170
4.25%, 9/30/12	2,250	2,428
3.38%, 11/30/12	1,000	1,053
3.63%, 12/31/12	3,500	3,711
2.88%, 1/31/13	9,500	9,821
3.13%, 4/30/13	4,000	4,156
3.38%, 7/31/13	8,000	8,383
4.25%, 8/15/13	425	460
3.13%, 8/31/13	2,000	2,072
3.13%, 9/30/13	9,700	10,035
2.75%, 10/31/13	17,500	17,824
2.00%, 11/30/13	4,700	4,631
1.75%, 3/31/14	5,000	4,836
2.63%, 6/30/14	10,500	10,533
4.25%, 8/15/14	2,000	2,157
4.00%, 2/15/15	2,000	2,125
4.50%, 11/15/15	2,000	2,175
5.13%, 5/15/16	3,000	3,365
4.63%, 11/15/16	2,600	2,832
4.63%, 2/15/17	2,500	2,720
4.50%, 5/15/17	1,850	1,996
4.75%, 8/15/17	2,400	2,631
4.25%, 11/15/17	2,950	3,129
3.50%, 2/15/18	6,250	6,281
3.88%, 5/15/18	3,300	3,400

NORTHERN FUNDS QUARTERLY REPORT    32    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND    continued

	PRINCIPAL AMOUNT	VALUE
	(000S)	(000S)
U.S. GOVERNMENT OBLIGATIONS - 27.2% continued
U.S. Treasury Notes - 22.8% continued
4.00%, 8/15/18	$20,750	$21,523
3.75%, 11/15/18	2,300	2,340
2.75%, 2/15/19	13,000	12,175

		324,813

Total U.S. Government Obligations

(Cost $382,646)		387,489

MUNICIPAL BONDS - 0.1%
California - 0.0%
California State Various Purpose Taxable G.O. Unlimited Revenue Bonds, Build America Bonds,
7.55%, 4/1/39	585	535

Illinois - 0.1%
Chicago Transit Authority Revenue Bonds, Series A,
6.90%, 12/1/40	300	317
Illinois State Taxable Pension G.O. Unlimited Bonds,
5.10%, 6/1/33	1,025	913

		1,230

Total Municipal Bonds

(Cost $1,877)		1,765

SHORT-TERM INVESTMENTS - 11.9%
BNP Paribas, Grand Cayman, Eurodollar Time Deposit,
0.08%, 7/1/09	168,735	168,735

Total Short-Term Investments

(Cost $168,735)		168,735

Total Investments - 110.7%

(Cost $1,552,422)		1,574,110
Liabilities less Other Assets - (10.7)%		(151,590)

NET ASSETS - 100.0%		$1,422,520

(1)	Issuer has defaulted on terms of debt obligation.
(2)	Restricted security that has been deemed illiquid. At June 30, 2009, the value of these restricted illiquid securities amounted to approximately $1,716,000 or 0.1% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
American International Group, Inc.,
8.25%, 8/15/18	8/13/08	$150
News America Inc.,
6.90%, 3/1/19	2/10/09	300
Verizon Wireless LLC,
8.50%, 11/15/18	1/23/09 - 3/13/09	1,258

(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds.
(4)	When-Issued Security.
(5)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At June 30, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,552,422

Gross tax appreciation of investments	$35,859
Gross tax depreciation of investments	(14,171)

Net tax appreciation of investments	$21,688

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Bond Index Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2009:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities
Automobile	$—	$2,516	$—	$2,516
Commercial Mortgage Services	—	45,579	—	45,579

FIXED INCOME FUNDS    33    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Credit Card	$—	$3,215		$1,007	$4,222
Home Equity	—	172		—	172
Other	—	619		—	619
Regional	—	109		—	109
Utilities	—	102		—	102
Corporate Bonds
Aerospace/Defense	—	3,410		—	3,410
Agriculture	—	3,581		—	3,581
Apparel	—	28		—	28
Auto Manufacturers	—	1,126		—	1,126
Auto Parts & Equipment	—	76		—	76
Banks	—	55,537		107	55,644
Beverages	—	4,410		—	4,410
Biotechnology	—	951		—	951
Building Materials	—	184		—	184
Chemicals	—	3,507		—	3,507
Commercial Services	—	420		47	467
Computers	—	4,079		—	4,079
Cosmetics/Personal Care	—	1,607		—	1,607
Credit Card	—	496		—	496
Diversified Financial Services	—	31,002		—	31,002
Electric	—	21,806		—	21,806
Electrical Components & Equipment	—	567		—	567
Environmental Control	—	983		—	983
Food	—	6,229		—	6,229
Forest Products & Paper	—	711		—	711
Gas	—	759		—	759
Healthcare - Products	—	1,300		—	1,300
Healthcare - Services	—	2,275		—	2,275
Home Furnishings	—	237		—	237
Household Products/Wares	—	1,167		—	1,167
Insurance	—	7,468		88	7,556
Iron/Steel	—	154		—	154
Lodging	—	197		—	197
Machinery - Construction & Mining	—	125		—	125
Machinery - Diversified	—	319		—	319
Media	—	10,776		312	11,088
Mining	—	1,397		—	1,397
Miscellaneous Manufacturing	—	3,292		—	3,292
Office/Business Equipment	—	570		—	570
Oil & Gas	—	6,988		—	6,988
Oil & Gas Services	—	454		—	454
Pharmaceuticals	—	10,396		—	10,396
Pipelines	—	6,022		—	6,022
Real Estate	—	20		—	20
Real Estate Investment Trusts	—	1,432		—	1,432
Retail	—	8,566		—	8,566
Savings & Loans	—	76		—	76
Software	—	1,851		229	2,080
Telecommunications	—	14,784		1,315	16,099
Transportation	—	3,284		—	3,284
Water	—	66		—	66
Foreign Issuer Bonds
Banks	—	17,037		—	17,037
Beverages	—	1,199		—	1,199
Building Materials	—	46		—	46
Chemicals	—	357		—	357
Diversified Financial Services	—	3,214		—	3,214
Electric	—	1,185		—	1,185
Electronics	—	446		—	446
Healthcare - Products	—	347		—	347
Holding Companies - Diversified	—	106		—	106
Insurance	—	223		—	223
Iron/Steel	—	707		—	707
Media	—	384		—	384
Mining	—	3,750		—	3,750
Miscellaneous Manufacturing	—	815		—	815
Multi-National	—	12,615		195	12,810
Oil & Gas	—	5,070		—	5,070
Oil & Gas Services	—	423		—	423
Pharmaceuticals	—	1,896		—	1,896
Pipelines	—	1,314		—	1,314
Regional	—	4,574		—	4,574
Sovereign	—	16,991		—	16,991
Telecommunications	—	9,120		—	9,120
Transportation	—	659		—	659
U.S. Government Agencies
Fannie Mae	—	304,354		8,249	312,603
Freddie Mac	—	133,998		5,125	139,123
Other U.S. Government Agencies	—	201,620	(1)	—	201,620
U.S. Government Obligations	—	387,489	(1)	—	387,489
Municipal Bonds	—	1,765	(1)	—	1,765
Short-Term Investments	—	168,735		—	168,735

Total Investments	$—	$1,557,436		$16,674	$1,574,110

(1)	Classifications as defined in the Schedule of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Balance as of 3/31/09	$6,180	$—

Realized gain (loss)	—	—

Change in unrealized appreciation/depreciation	(4,065)	—

Net Purchases (Sales)	14,559	—

Transfers in and/or out of Level 3	—	—

Balance as of 6/30/09	$16,674	$—

*	Other financial instruments include futures and forwards, if applicable.

The amount of change in unrealized gain on investments in level 3 securities still held at June 30, 2009 was approximately $177,000.

NORTHERN FUNDS QUARTERLY REPORT    34    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND	JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT	VALUE
	(000S)	(000S)
CORPORATE BONDS - 29.5%
Aerospace/Defense - 0.4%
BAE Systems Holdings, Inc.,
6.38%, 6/1/19(1) (2)	$3,270	$3,343

Agriculture - 1.3%
Altria Group, Inc.,
9.95%, 11/10/38	4,635	5,350
Bunge Ltd. Finance Corp.,
8.50%, 6/15/19	1,535	1,605
Lorillard Tobacco Co.,
8.13%, 6/23/19	5,235	5,417

		12,372

Banks - 6.9%
Bank of America Corp.,
6.00%, 9/1/17	3,555	3,232
8.00%, 12/24/49	1,185	990
Capital One Financial Corp.,
7.38%, 5/23/14	2,345	2,418
Citigroup, Inc.,
5.63%, 8/27/12	4,995	4,677
6.00%, 8/15/17	3,530	3,077
Goldman Sachs Group (The), Inc.,
5.95%, 1/18/18	12,750	12,367
JPMorgan Chase & Co.,
2.13%, 12/26/12(3)	9,046	9,000
6.30%, 4/23/19	5,040	5,069
JPMorgan Chase Bank N.A.,
6.00%, 10/1/17	5,325	5,183
Morgan Stanley,
2.00%, 9/22/11(3)	10,781	10,915
6.00%, 5/13/14	6,055	6,131
SunTrust Bank,
0.86%, 5/21/12	5,600	4,973

		68,032

Beverages - 0.3%
Miller Brewing Co.,
5.50%, 8/15/13(1) (2)	3,160	3,124

Biotechnology - 0.3%
Amgen, Inc.,
6.40%, 2/1/39	2,790	2,968

Chemicals - 0.6%
Dow Chemical (The) Co.,
8.55%, 5/15/19	2,835	2,840
9.40%, 5/15/39	2,620	2,697

		5,537

Commercial Services - 0.2%
Erac USA Finance Co.,
7.00%, 10/15/37(1) (2)	2,595	2,064

Computers - 0.4%
Hewlett-Packard Co.,
2.25%, 5/27/11	3,720	3,731

Diversified Financial Services - 4.0%
Bear Stearns (The) Cos., Inc.,
5.70%, 11/15/14	2,840	2,894
Capital One Bank USA NA,
8.80%, 7/15/19	5,155	5,266
CIT Group, Inc.,
0.97%, 8/17/09	2,650	2,575
4.25%, 2/1/10	5,525	4,960
Countrywide Home Loans, Inc.,
4.00%, 3/22/11	3,995	3,943
General Electric Capital Corp.,
2.13%, 12/21/12(3)	7,227	7,177
5.88%, 1/14/38	2,670	2,113
International Lease Finance Corp.,
5.75%, 6/15/11	3,345	2,774
John Deere Capital Corp.,
5.25%, 10/1/12	4,965	5,245
Merrill Lynch & Co., Inc.,
6.15%, 4/25/13	1,145	1,147
Power Receivable Finance LLC,
6.29%, 1/1/12(1) (2)	756	745

		38,839

Electric - 2.0%
Ameren Corp.,
8.88%, 5/15/14	2,482	2,562
Florida Power Corp.,
6.40%, 6/15/38	4,735	5,265
Nevada Power Co.,
6.50%, 8/1/18	4,590	4,693
PPL Electric Utilities Corp.,
6.25%, 5/15/39	2,620	2,762
Progress Energy, Inc.,
7.05%, 3/15/19	3,745	4,155

		19,437

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT	VALUE
	(000S)	(000S)
CORPORATE BONDS - 29.5% continued
Household Products/Wares - 0.2%
Fortune Brands, Inc.,
6.38%, 6/15/14	$2,375	$2,361

Insurance - 1.5%
Liberty Mutual Group, Inc.,
5.75%, 3/5/14(1) (2)	740	586
Metropolitan Life Global Funding I,
5.13%, 6/10/14(1) (2)	2,915	2,892
Pricoa Global Funding I,
4.20%, 1/15/10(1) (2)	6,000	5,879
5.45%, 6/11/14(1) (2)	5,735	5,725

		15,082

Media - 1.8%
Comcast Corp.,
6.55%, 7/1/39	2,130	2,126
News America, Inc.,
6.90%, 3/1/19(1) (2)	3,220	3,355
Time Warner Cable, Inc.,
8.25%, 4/1/19	5,285	5,997
Viacom, Inc.,
5.75%, 4/30/11	5,655	5,790

		17,268

Metal Fabrication/Hardware - 0.5%
Commercial Metals Co.,
7.35%, 8/15/18	4,845	4,410

Office/Business Equipment - 0.4%
Xerox Corp.,
5.50%, 5/15/12	3,975	3,964

Oil & Gas - 2.1%
Anadarko Petroleum Corp.,
8.70%, 3/15/19	5,075	5,685
6.45%, 9/15/36	2,615	2,351
ConocoPhillips,
4.60%, 1/15/15	3,075	3,160
Premcor Refining Group (The), Inc.,
6.75%, 5/1/14	7,385	7,313
XTO Energy, Inc.,
4.63%, 6/15/13	2,270	2,278

		20,787

Oil & Gas Services - 0.3%
Smith International, Inc.,
9.75%, 3/15/19	2,525	2,917

Pharmaceuticals - 2.3%
Eli Lilly & Co.,
3.55%, 3/6/12	4,885	5,061
Express Scripts, Inc.,
5.25%, 6/15/12	2,515	2,598
Merck & Co., Inc.,
5.85%, 6/30/39	1,600	1,644
Pfizer, Inc.,
4.45%, 3/15/12	4,905	5,146
7.20%, 3/15/39	6,665	7,914

		22,363

Pipelines - 0.3%
Enterprise Products Operating LLC,
4.60%, 8/1/12	3,295	3,318

Real Estate Investment Trusts - 0.0%
iStar Financial, Inc.,
10.00%, 6/15/14(1) (2)	402	298

Retail - 0.4%
CVS Caremark Corp.,
6.60%, 3/15/19	3,745	4,002

Software - 0.2%
Oracle Corp.,
3.75%, 7/8/14(4)	2,290	2,295

Telecommunications - 3.1%
AT&T, Inc.,
6.55%, 2/15/39	2,680	2,675
Verizon Communications, Inc.,
7.35%, 4/1/39	7,720	8,412
Verizon Wireless Capital LLC,
3.75%, 5/20/11(1) (2)	8,720	8,899
5.55%, 2/1/14(1) (2)	2,570	2,728
8.50%, 11/15/18(1) (2)	6,275	7,499

		30,213

Total Corporate Bonds

(Cost $280,361)		288,725

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT	VALUE
	(000S)	(000S)
FOREIGN ISSUER BONDS - 5.1%
Banks - 1.5%
Barclays Bank PLC,
6.75%, 5/22/19	$5,040	$4,999
Credit Suisse New York,
3.45%, 7/2/12	6,940	6,943
5.50%, 5/1/14	2,315	2,405

		14,347

Insurance - 0.9%
Allied World Assurance Holdings Ltd. of Bermuda,
7.50%, 8/1/16	2,620	2,219
Catlin Insurance Co. Ltd.,
7.25%, 1/19/17(1) (2)	5,600	3,136
XL Capital Ltd.,
6.50%, 4/15/17	7,200	3,528

		8,883

Iron/Steel - 0.6%
ArcelorMittal,
5.38%, 6/1/13	6,435	6,163

Media - 0.3%
Thomson Reuters Corp.,
5.95%, 7/15/13	3,025	3,095

Mining - 0.3%
Anglo American Capital PLC,
9.38%, 4/8/14(1) (2)	2,950	3,204

Oil & Gas - 1.1%
Nexen, Inc.,
6.40%, 5/15/37	5,060	4,647
Talisman Energy, Inc.,
7.75%, 6/1/19	5,070	5,617

		10,264

Telecommunications - 0.4%
Nokia OYJ,
5.38%, 5/15/19	4,000	4,047

Total Foreign Issuer Bonds

(Cost $54,667)		50,003

U.S. GOVERNMENT AGENCIES - 48.9% (5)
Fannie Mae - 33.7%
2.13%, 4/15/11	8,845	8,927
2.25%, 4/9/12	10,725	10,781
3.38%, 3/10/14	13,979	13,997
Pool #255452,
5.50%, 10/1/19	4,933	5,199
Pool #257314,
5.00%, 8/1/23	6,304	6,533
Pool #535714,
7.50%, 1/1/31	164	179
Pool #545003,
8.00%, 5/1/31	9	10
Pool #545437,
7.00%, 2/1/32	333	365
Pool #545556,
7.00%, 4/1/32	223	244
Pool #555189,
7.00%, 12/1/32	1,180	1,292
Pool #581806,
7.00%, 7/1/31	531	581
Pool #695066,
5.50%, 4/1/33	7,078	7,345
Pool #725424,
5.50%, 4/1/34	16,640	17,266
Pool #725787,
5.00%, 9/1/19	11,825	12,346
Pool #735893,
5.00%, 10/1/35	20,491	20,935
Pool #796457,
6.00%, 9/1/34	8,390	8,823
Pool #797773,
5.00%, 3/1/20	1,327	1,383
Pool #829125,
5.50%, 10/1/35	13,037	13,508
Pool #831810,
6.00%, 9/1/36	14,685	15,382
Pool #845182,
5.50%, 11/1/35	12,310	12,754
Pool #869217,
5.46%, 2/1/36	8,865	9,255
Pool #871232,
6.00%, 4/1/36	9,558	10,012
Pool #889266,
4.50%, 3/1/23	4,516	4,615
Pool #890001,
5.00%, 2/1/38	12,225	12,490
Pool #890009,
5.50%, 9/1/36	13,938	14,463

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT	VALUE
	(000S)	(000S)
U.S. GOVERNMENT AGENCIES - 48.9% (5) continued
Fannie Mae - 33.7% continued
Pool #893082,
5.82%, 9/1/36	$6,442	$6,712
Pool #919638,
5.50%, 9/1/37	11,149	11,525
Pool #934476,
4.50%, 3/1/23	6,863	7,014
Pool #946869,
6.00%, 9/1/37	4,576	4,789
Pool #955782,
6.50%, 10/1/37	2,292	2,444
Pool #968158,
6.50%, 1/1/38	5,449	5,811
Pool #968160,
6.50%, 1/1/38	2,371	2,529
Pool #991529,
6.00%, 11/1/38	12,457	13,034
Pool #992238,
6.00%, 11/1/38	3,935	4,117
Pool #995018,
5.50%, 6/1/38	43,579	45,076
Pool #AA4434,
5.00%, 3/1/39	11,563	11,791
Pool TBA,
6.50%, 7/15/39(4)	6,400	6,816

		330,343

Federal Home Loan Bank - 0.5%
1.63%, 7/27/11	5,038	5,066

Freddie Mac - 4.9%
1.75%, 7/27/11	7,993	8,013
1.75%, 6/15/12	8,977	8,945
Pool #1B3575,
6.06%, 9/1/37	6,811	7,117
Pool #1G2296,
6.17%, 11/1/37	10,222	10,699
Pool #1J0365,
5.91%, 4/1/37	7,073	7,431
Pool #1J2840,
5.95%, 9/1/37	5,026	5,294

		47,499

Freddie Mac Gold - 8.6%
Pool #A61560,
5.50%, 10/1/36	13,530	14,013
Pool #A62213,
6.00%, 6/1/37	10,811	11,296
Pool #A65182,
6.50%, 9/1/37	13,876	14,763
Pool #C00910,
7.50%, 1/1/30	518	561
Pool #C02790,
6.50%, 4/1/37	7,669	8,159
Pool #C02838,
5.50%, 5/1/37	10,572	10,928
Pool #G01954,
5.00%, 11/1/35	9,926	10,135
Pool #G02869,
5.00%, 11/1/35	13,978	14,272

		84,127

Ginnie Mae I Pool - 0.3%
Pool #627123,
5.50%, 3/15/34	3,124	3,241

Government National Mortgage Association - 0.9%
Series 2008, Class 14AC,
4.46%, 12/16/30	4,321	4,400
Series 2008, Class 8A,
3.61%, 11/16/27	4,733	4,801

		9,201

Total U.S. Government Agencies

(Cost $466,249)		479,477

U.S. GOVERNMENT OBLIGATIONS - 10.8%
U.S. Treasury Bonds - 0.8%
3.50%, 2/15/39	9,807	8,480

U.S. Treasury Notes - 10.0%
1.13%, 6/30/11	735	735
2.63%, 6/30/14	46,035	46,179
3.25%, 6/30/16	25,451	25,531
3.13%, 5/15/19	26,240	25,379

		97,824

Total U.S. Government Obligations

(Cost $104,851)		106,304

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.2%
Illinois - 0.2%
Metropolitan Transportation Authority,
7.34%, 11/15/39	$1,695	$2,015

Total Municipal Bonds

(Cost $1,695)		2,015

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%
Leap Wireless International, Exp.
4/15/10, Strike $96.80(2) (6) *	500	$—

Total Warrants

(Cost $5)		—

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 6.1%
BNP Paribas, Grand Cayman, Eurodollar Time Deposit,
0.08%, 7/1/09	$57,342	$57,342
U.S. Treasury Bill,
0.48%, 8/20/09(7)	2,500	2,498

Total Short-Term Investments

(Cost $59,840)		59,840

Total Investments - 100.6%

(Cost $967,668)		986,364
Liabilities less Other Assets - (0.6)%		(6,027)

NET ASSETS - 100.0%		$980,337

(1)	Restricted security that has been deemed illiquid. At June 30, 2009, the value of these restricted illiquid securities amounted to approximately $53,478,000 or 5.5% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Anglo American Capital PLC.,
9.38%, 4/18/14	4/2/09	$2,950
BAE Systems Holdings, Inc.,
6.38%, 6/1/19	6/1/09	3,259
Catlin Insurance Co Ltd.,
7.25%, 1/19/17	1/11/07-6/27/07	5,516
Erac USA Finance Co.,
7.00% 10/15/37	10/10/07	2,573
iStar Financial, Inc.,
10.00%, 6/15/14	4/26/06	785
Liberty Mutual Group, Inc.,
5.75% 3/15/14	6/16/09	570
Metropolitan Life Global Funding I,
5.13%, 6/10/14	6/3/09	2,900
Miller Brewing Co.,
5.50%, 8/15/13	3/6/09	3,021
News America Inc.,
6.90%, 3/1/19	6/17/09	3,337
Power Receivable Finance LLC,
6.29%, 1/1/12	9/30/03	756
Pricoa Global Funding I,
4.20%, 1/15/10	3/12/09-3/13/09	5,550
Pricoa Global Funding I,
5.45%, 6/11/14	6/4/09	5,723
Verizon Wireless Capital LLC,
3.75, 5/20/11	5/19/09	8,713
Verizon Wireless Capital LLC,
8.50%, 11/15/18	11/18/08	6,208
Verizon Wireless Capital LLC,
5.55%, 2/1/14	1/30/09	2,553

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds.
(3)	Securities are guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) under its Temporary Liquidity Guarantee Program (“TLGP”). Under this program, the FDIC guarantees with the full faith and credit of the U.S. government the payment of principal and interest. The expiration of the FDIC’s guarantee is the earlier of the maturity of the debt or June 30, 2012.
(4)	When-Issued Security.
(5)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(6)	Security has been deemed worthless by the NTGI Valuation Committee.
(7)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued	JUNE 30, 2009 (UNAUDITED)

At June 30, 2009, the Fixed Income Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED LOSS (000S)
Ten Year
U.S. Treasury
Note	248	$28,834	Long	9/09	$(686)

Federal Tax Information:

At June 30, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$967,668

Gross tax appreciation of investments	$27,608
Gross tax depreciation of investments	(8,912)

Net tax appreciation of investments	$18,696

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1- Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Fixed Income Fund’s investments and other financial instruments which are carried at fair value, as of June 30, 2009:

INVESTMENTS	Level 1 (000S)	Level 2 (000S)		Level 3 (000S)	Total (000S)
Corporate Bonds
Aerospace/Defense	$—	$—		$3,343	$3,343
Agriculture	—	12,372		—	12,372
Banks	—	68,032		—	68,032
Beverages	—	—		3,124	3,124
Biotechnology	—	2,968		—	2,968
Chemicals	—	5,537		—	5,537
Commercial Services	—	—		2,064	2,064
Computers	—	3,731		—	3,731
Diversified Financial Services	—	38,094		745	38,839
Electric	—	19,437		—	19,437
Household Products/Wares	—	2,361		—	2,361
Insurance	—	—		15,082	15,082
Media	—	13,912		3,356	17,268
Metal Fabrification/Hardware	—	4,410		—	4,410
Office/Business Equipment	—	3,964		—	3,964
Oil & Gas	—	20,787		—	20,787
Oil & Gas Services	—	2,917		—	2,917
Pharmaceuticals	—	22,363		—	22,363
Pipelines	—	3,318		—	3,318
Real Estate Investment Trusts	—	—		298	298
Retail	—	4,002		—	4,002
Software	—	—		2,295	2,295
Telecommunications	—	11,087		19,126	30,213
Foreign Issuer Bonds
Banks	—	14,347		—	14,347
Insurance	—	5,747		3,136	8,883
Iron/Steel	—	6,163		—	6,163
Media	—	3,095		—	3,095
Mining	—	—		3,204	3,204
Oil & Gas	—	10,264		—	10,264
Telecommunications	—	4,047		—	4,047
U.S. Government Agencies	—	479,477	(1)	—	479,477
U.S. Government Obligations	—	106,304	(1)	—	106,304
Municipal Bonds	—	2,015	(1)	—	2,015
Short-Term Investments	—	59,840		—	59,840

Total Investments	$—	$930,591		$55,773	$986,364

Other Financial Instruments *	$(686)	$—		$—	$—

(1)	Classifications as defined in the Schedule of Investments.
*	Other financial instruments include futures and forwards, if applicable.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)

Balance as of 3/31/09	$30,479	$—

Realized gain (loss)	129	—

Change in unrealized appreciation/depreciation	795	—

Net Purchases (Sales)	24,370	—

Transfers in and/or out of Level 3	—	—

Balance as of 06/30/09	$55,773	$—

*	Other financial instruments include futures and forwards, if applicable.

The amount of change in unrealized gain in investments in level 3 securities still held at June 30, 2009 was approximately $3,168,000.

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

GLOBAL FIXED INCOME FUND	JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S) (1)	VALUE (000S)
DEBT OBLIGATIONS - 97.1%
British Pound Sterling - 6.8%
Treasury of Great Britain,
4.50%, 3/7/13	600	$1,047
8.00%, 9/27/13	145	287
5.00%, 9/7/14	375	680
5.00%, 3/7/18	470	871
5.00%, 3/7/25	419	752
4.75%, 12/7/30	150	260
4.25%, 3/7/36	450	722
4.75%, 12/7/38	220	383

		5,002

Canadian Dollar - 2.3%
Government of Canada,
4.25%, 12/1/09	280	245
5.00%, 6/1/14	1,230	1,180
8.00%, 6/1/23	190	238

		1,663

Euro - 37.0%
Buoni Poliennali Del Tesoro,
5.25%, 11/1/29	90	128
Deutschland Bundesrepublik,
4.25%, 7/4/17	750	1,129
4.00%, 1/4/18	600	889
3.50%, 7/4/19	240	340
6.25%, 1/4/24	285	499
5.63%, 1/4/28	200	329
5.50%, 1/4/31	95	155
Government of Austria,
4.00%, 7/15/09	130	183
5.25%, 1/4/11	315	468
5.00%, 7/15/12(2)	1,180	1,787
Government of Belgium,
5.00%, 9/28/11	400	602
5.00%, 9/28/12	360	548
4.25%, 9/28/14	502	746
Government of France BTAN,
1.50%, 9/12/11	3,749	5,252
Government of France O.A.T.,
5.50%, 4/25/10	120	175
4.00%, 10/25/13	750	1,115
3.50%, 4/25/15	230	332
3.00%, 10/25/15	1,106	1,546
5.00%, 10/25/16	385	600
5.50%, 4/25/29	2,000	3,227
4.00%, 10/25/38	1,000	1,323
Government of Ireland,
5.00%, 4/18/13	100	147
4.60%, 4/18/16	1,277	1,776
4.50%, 10/18/18	245	322
Government of Netherlands,
4.25%, 7/15/13	1,527	2,286
3.75%, 7/15/14	380	556
Government of Spain,
3.25%, 7/30/10	188	270
Portugal Obrigacoes do Tesouro OT,
5.15%, 6/15/11	300	449

		27,179

Japanese Yen - 23.0%
Government of Japan Ten Year Bonds,
1.40%, 9/20/11	102,000	1,084
1.50%, 3/20/12	120,000	1,283
1.30%, 6/20/12	163,000	1,736
1.30%, 3/20/15	90,000	959
1.50%, 3/20/15	57,000	614
1.50%, 9/20/15	272,300	2,937
1.50%, 12/20/17	220,000	2,343
1.30%, 12/20/18	40,000	415
Government of Japan Thirty Year Bonds,
2.50%, 9/20/37	41,000	453
Government of Japan Twenty Year Bonds,
1.90%, 3/22/21	180,000	1,942
1.80%, 6/20/23	50,000	525
2.10%, 12/20/27	172,000	1,810
1.90%, 12/20/28	80,000	811

		16,912

United States Dollar - 28.0%
Freddie Mac,
5.13%, 7/15/12	750	822
U.S. Treasury Bonds,
8.75%, 5/15/17	300	411
8.50%, 2/15/20	250	351
7.13%, 2/15/23	561	733
6.25%, 8/15/23	600	731
6.63%, 2/15/27	350	451
6.38%, 8/15/27	140	177
6.13%, 8/15/29	50	62

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S) (1)	VALUE (000S)
DEBT OBLIGATIONS - 97.1% continued
United States Dollar - 28.0% continued
5.38%, 2/15/31	40	$46
4.50%, 2/15/36	265	273
4.25%, 5/15/39	500	495
U.S. Treasury Notes,
4.75%, 3/31/11	585	623
0.88%, 5/31/11	2,100	2,092
1.13%, 12/15/11	1,360	1,353
2.88%, 1/31/13	1,150	1,189
2.75%, 2/28/13	1,024	1,053
3.13%, 9/30/13	1,800	1,862
4.25%, 11/15/13	234	253
2.00%, 11/30/13	2,000	1,971
4.13%, 5/15/15	650	693
5.13%, 5/15/16	1,191	1,336
4.88%, 8/15/16	1,500	1,658
4.25%, 11/15/17	822	872
3.50%, 2/15/18	550	553
3.75%, 11/15/18	500	509

		20,569

Total Debt Obligations

(Cost $68,400)		71,325

SHORT-TERM INVESTMENTS - 1.2%
BNP Paribas, Grand Cayman, Eurodollar Time Deposit,
0.08%, 7/1/09	848	848

Total Short-Term Investments

(Cost $848)		848

Total Investments - 98.3%

(Cost $69,248)		72,173
Other Assets less Liabilities - 1.7%		1,281

NET ASSETS - 100.0%		$73,454

(1)	Principal amounts stated in local currencies.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds.

Percentages shown are based on Net Assets.

At June 30, 2009, the credit quality distribution (unaudited) for the Global Fixed Income Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	%
U.S. Government	27.2%
Other Government	71.6
AAA	1.2

Total	100.0%

*	Standard & Poor’s Rating Services.

At June 30, 2009, the Global Fixed Income Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000S)
Australian Dollar	2,762	U.S. Dollar	2,131	7/17/09	$(91)
British Pound	2,554	U.S. Dollar	4,049	7/17/09	(153)
Canadian Dollar	212	U.S. Dollar	188	7/17/09	6
Euro	2,730	U.S. Dollar	3,797	7/17/09	(33)
Euro	239	U.S. Dollar	339	7/17/09	4
Euro	500	U.S. Dollar	710	7/17/09	9
Japanese Yen	252,871	U.S. Dollar	2,578	7/17/09	(48)
U.S. Dollar	2,500	Australian Dollar	3,195	7/17/09	71
U.S. Dollar	603	Danish Krone	3,228	7/17/09	5
U.S. Dollar	1,208	Euro	857	7/17/09	(5)
U.S. Dollar	2,647	British Pound	1,656	7/17/09	77
U.S. Dollar	790	British Pound	480	7/17/09	—
U.S. Dollar	8,484	Japanese Yen	803,320	7/17/09	(143)
U.S. Dollar	1,030	Japanese Yen	98,797	7/17/09	(4)
U.S. Dollar	512	Swedish Krona	3,906	7/17/09	(6)

Total					$(311)

Federal Tax Information:

At June 30, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$69,248

Gross tax appreciation of investments	$4,039
Gross tax depreciation of investments	(1,114)

Net tax appreciation of investments	$2,925

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Global Fixed Income Fund’s investments and other financial instruments which are carried at fair value, as of June 30, 2009:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Japanese Yen	$—	$—	$16,912	$16,912
All Other Debt Obligations	—	54,413	—	54,413
Short-Term Investments	—	848	—	848

Total Investments	$—	$55,261	$16,912	$72,173

Other Financial Instruments*	$—	$—	$(311)	$(311)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Balance as of 3/31/09	$17,392	$—

Realized gain (loss)	111	—

Change in unrealized appreciation/depreciation	380	—

Net Purchases (Sales)	(971)	—

Transfers in and/or out of Level 3	—	—

Balance as of 06/30/09	$16,912	$—

*	Other financial instruments include futures and forwards, if applicable.

The amount of change in unrealized gain in investments in level 3 securities still held at June 30, 2009 was approximately $459,000.

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND	JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.0%
Aerospace/Defense - 1.3%
BE Aerospace, Inc.,
8.50%, 7/1/18	$9,850	$9,284
L-3 Communications Corp.,
6.38%, 10/15/15	7,265	6,593
Moog, Inc.,
7.25%, 6/15/18	11,500	10,752

		26,629

Agriculture - 1.7%
Alliance One International, Inc.,
8.50%, 5/15/12	15,675	15,479
10.00%, 7/15/16(1)	19,725	18,690

		34,169

Auto Parts & Equipment - 1.0%
Goodyear Tire & Rubber (The) Co.,
10.50%, 5/15/16	19,750	19,947

Beverages - 0.4%
Constellation Brands, Inc.,
7.25%, 9/1/16	9,620	8,898

Chemicals - 1.3%
Airgas, Inc.,
7.13%, 10/1/18(1)	7,775	7,289
Ashland, Inc.,
9.13%, 6/1/17(1)	9,850	10,244
NewMarket Corp.,
7.13%, 12/15/16	10,212	9,191

		26,724

Commercial Services - 2.3%
ARAMARK Corp.,
8.50%, 2/1/15	7,400	7,178
Corrections Corp. of America,
7.75%, 6/1/17	9,850	9,702
Iron Mountain, Inc.,
8.75%, 7/15/18	14,210	13,997
Service Corp. International,
7.50%, 4/1/27	18,710	14,687

		45,564

Distribution/Wholesale - 0.7%
ACE Hardware Corp.,
9.13%, 6/1/16(1) (2)	14,875	14,615

Diversified Financial Services - 9.1%
CIT Group, Inc.,
4.13%, 11/3/09	18,075	17,134
4.25%, 2/1/10	9,850	8,843
Ford Motor Credit Co. LLC,
7.38%, 10/28/09	44,450	44,069
7.38%, 2/1/11	9,850	8,917
7.80%, 6/1/12	9,875	8,497
GMAC, Inc.,
4.75%, 9/14/09	28,950	39,687
4.75%, 9/14/09(1) (2)	4,925	4,789
6.50%, 10/15/09(1) (2)	9,850	9,776
7.75%, 1/19/10	11,425	11,141
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
7.13%, 2/15/13	15,600	14,079
International Lease Finance Corp.,
5.13%, 11/1/10	8,850	7,905
5.45%, 3/24/11	9,850	8,258

		183,095

Electric - 5.8%
AES (The) Corp.,
8.75%, 5/15/13(1) (2)	9,875	10,023
9.75%, 4/15/16(1)	11,850	11,998
Calpine Construction Finance Co. LP and CCFC Finance Corp.,
8.00%, 6/1/16(1) (2)	9,850	9,431
Edison Mission Energy,
7.50%, 6/15/13	8,875	7,943
7.00%, 5/15/17	15,240	11,697
Energy Future Holdings Corp.,
10.88%, 11/1/17	15,625	11,406
NRG Energy, Inc.,
7.38%, 2/1/16	9,450	8,942
7.38%, 1/15/17	8,625	8,129
NV Energy, Inc.,
8.63%, 3/15/14	21,075	20,759
PSEG Energy Holdings LLC,
8.50%, 6/15/11	7,565	7,638
Texas Competitive Electric Holdings Co. LLC,
10.25%, 11/1/15	13,850	8,622

		116,588

Entertainment - 2.7%
AMC Entertainment, Inc.,
8.75%, 6/1/19(1)	10,850	10,199

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.0% continued
Entertainment - 2.7% continued
Cinemark USA, Inc.,
8.63%, 6/15/19(1)	$9,875	$9,752
Scientific Games Corp.,
7.88%, 6/15/16(1)	8,350	7,932
Scientific Games International, Inc.,
9.25%, 6/15/19(1)	9,125	9,125
WMG Acquisition Corp.,
9.50%, 6/15/16(1)	8,375	8,333
WMG Holdings Corp.,
0.00%, 12/15/14	9,875	7,752

		53,093

Food - 3.8%
Del Monte Corp.,
8.63%, 12/15/12	10,475	10,606
Dole Food Co., Inc.,
7.25%, 6/15/10	4,925	4,851
13.88%, 3/15/14(1)	5,425	5,968
Ingles Markets, Inc.,
8.88%, 5/15/17(1)	14,775	14,553
Smithfield Foods, Inc.,
7.00%, 8/1/11	10,400	9,880
10.00%, 7/15/14(1)	4,925	4,863
SUPERVALU, Inc.,
7.50%, 11/15/14	12,025	11,544
Tyson Foods, Inc.,
7.85%, 4/1/16	14,800	14,271

		76,536

Forest Products & Paper - 1.0%
International Paper Co.,
9.38%, 5/15/19	7,900	8,053
P.H. Glatfelter,
7.13%, 5/1/16	13,375	12,288

		20,341

Gaming - 0.4%
Chukchansi Economic Development Authority,
8.00%, 11/15/13(1) (2)	12,480	8,362

Gas Distribution - 1.3%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp.,
7.13%, 5/20/16	13,790	12,618
Inergy LP/Inergy Finance Corp.,
8.75%, 3/1/15(1)	5,125	5,009
8.25%, 3/1/16	9,560	9,106

		26,733

Healthcare - Products - 1.8%
Accellent, Inc.,
10.50%, 12/1/13	18,525	15,700
Biomet, Inc.,
10.00%, 10/15/17	13,075	13,304
10.38%, 10/15/17	6,900	6,676

		35,680

Healthcare - Services - 8.1%
AMR HoldCo Inc./Emcare HoldCo Inc.,
10.00%, 2/15/15	17,150	17,407
Apria Healthcare Group, Inc.,
11.25%, 11/1/14(1)	11,850	11,435
CHS/Community Health Systems, Inc.,
8.88%, 7/15/15	14,400	14,112
DaVita, Inc.,
6.63%, 3/15/13	6,900	6,503
HCA, Inc.,
9.13%, 11/15/14	31,250	30,937
8.50%, 4/15/19(1)	8,875	8,698
Healthsouth Corp.,
7.22%, 6/15/14	10,325	9,422
10.75%, 6/15/16	9,725	9,774
Iasis Healthcare LLC/Iasis Capital Corp.,
8.75%, 6/15/14	15,175	14,872
Tenet Healthcare Corp.,
7.38%, 2/1/13	9,925	8,932
6.88%, 11/15/31	29,500	17,700
US Oncology, Inc.,
9.13%, 8/15/17(1)	11,825	11,736

		161,528

Household Products/Wares - 0.5%
Jarden Corp.,
8.00%, 5/1/16(1)	10,100	9,646

Insurance - 1.1%
Crum & Forster Holdings Corp.,
7.75%, 5/1/17	9,200	7,981
Liberty Mutual Group, Inc.,
10.75%, 6/15/58(1) (2)	19,725	14,202

		22,183

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.0% continued
Internet - 0.5%
Terremark Worldwide, Inc.,
12.00%, 6/15/17(3)	$9,875	$9,480

Iron/Steel - 0.5%
Steel Dynamics, Inc.,
7.38%, 11/1/12	9,625	9,120

Lodging - 2.3%
Ameristar Casinos, Inc.,
9.25%, 6/1/14(1)	13,325	13,592
Caesars Entertainment, Inc.,
7.88%, 3/15/10	11,850	10,843
Harrahs Operating Escrow LLC/Harrahs Escrow Corp.,
11.25%, 6/1/17(1)	4,925	4,654
MGM Mirage,
8.50%, 9/15/10	19,725	17,900

		46,989

Machinery - Diversified - 0.5%
Case Corp.,
7.25%, 1/15/16	10,030	9,040

Media - 2.6%
CSC Holdings, Inc.,
8.50%, 4/15/14(1)	18,800	18,636
DirecTV Holdings LLC/DirecTV Financing Co.,
7.63%, 5/15/16	13,525	13,153
Mediacom Broadband LLC/ Mediacom Broadband Corp.,
8.50%, 10/15/15	21,725	19,552

		51,341

Oil & Gas - 6.1%
Chesapeake Energy Corp.,
9.50%, 2/15/15	12,900	12,997
6.88%, 1/15/16	11,900	10,502
Denbury Resources, Inc.,
7.50%, 12/15/15	9,675	9,191
Encore Acquisition Co.,
7.25%, 12/1/17	11,290	9,681
Forest Oil Corp.,
8.50%, 2/15/14(1)	11,600	11,397
Linn Energy LLC,
11.75%, 5/15/17(1)	4,925	4,790
PetroHawk Energy Corp.,
10.50%, 8/1/14(1)	9,800	10,020
Pioneer Natural Resources Co.,
6.65%, 3/15/17	7,400	6,478
Southwestern Energy Co.,
7.50%, 2/1/18(1)	10,050	9,648
Swift Energy Co.,
7.13%, 6/1/17	16,880	11,900
Western Refining, Inc.,
11.25%, 6/15/17(1) (2)	16,825	14,932
Whiting Petroleum Corp.,
7.00%, 2/1/14	11,215	10,402

		121,938

Oil & Gas Services - 0.4%
Dresser-Rand Group, Inc.,
7.38%, 11/1/14	8,312	8,042

Packaging & Containers - 3.0%
Ball Corp.,
6.63%, 3/15/18	9,625	8,807
BWAY Corp.,
10.00%, 4/14/14(1)	13,800	13,765
Crown Americas LLC/Crown Americas Capital Corp.,
7.63%, 11/15/13	7,925	7,727
Graham Packaging Co., Inc.,
8.50%, 10/15/12	11,850	11,435
Silgan Holdings, Inc.,
7.25%, 8/15/16(1)	9,850	9,456
Solo Cup Co.,
10.50%, 11/1/13(1)	9,850	9,875

		61,065

Pipelines - 2.0%
El Paso Corp.,
8.25%, 2/15/16	11,400	11,087
7.25%, 6/1/18	9,175	8,471
Williams Cos (The), Inc.,
8.75%, 3/15/32	19,643	19,741

		39,299

Real Estate Investment Trusts - 1.3%
Host Hotels & Resorts LP,
6.75%, 6/1/16	13,125	11,386
Omega Healthcare Investors, Inc.,
7.00%, 4/1/14	15,425	14,075

		25,461

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.0% continued
Retail - 5.6%
Dollar General Corp.,
10.63%, 7/15/15	$12,825	$13,851
Game Stop Corp./Game Stop, Inc.,
8.00%, 10/1/12	10,375	10,453
Landry’s Restaurants, Inc.,
14.00%, 8/15/11(1) (2)	24,650	23,418
Macys Retail Holdings, Inc.,
5.75%, 7/15/14	11,825	10,054
7.45%, 7/15/17	11,825	10,293
Pantry (The), Inc.,
7.75%, 2/15/14	14,800	13,098
RITE AID Corp.,
9.75%, 6/12/16(1)	5,900	5,900
10.38%, 7/15/16	5,925	5,332
7.50%, 3/1/17	7,400	5,790
Wendy’s/Arby’s Restaurants LLC,
10.00%, 7/15/16(1)	15,300	14,631

		112,820

Telecommunications - 11.2%
Alcatel-Lucent USA, Inc.,
6.45%, 3/15/29	19,325	10,967
Centennial Communications Corp.,
6.35%, 1/1/13	20,800	20,696
Cincinnati Bell, Inc.,
8.38%, 1/15/14	20,395	18,865
Cricket Communications, Inc.,
7.75%, 5/15/16(1)	13,800	13,283
Crown Castle International Corp.,
9.00%, 1/15/15	13,800	14,042
DigitalGlobe, Inc.,
10.50%, 5/1/14(1)	9,850	10,195
Frontier Communications Corp.,
9.00%, 8/15/31	26,325	21,718
MasTec, Inc.,
7.63%, 2/1/17	15,070	13,054
PAETEC Holding Corp.,
8.88%, 6/30/17(1)	14,800	13,912
Qwest Capital Funding, Inc.,
7.25%, 2/15/11	17,725	17,193
Qwest Corp.,
8.38%, 5/1/16(1)	9,925	9,578
Sprint Capital Corp.,
8.38%, 3/15/12	33,450	32,948
Time Warner Telecom Holdings, Inc.,
9.25%, 2/15/14	12,725	12,630
Valor Telecommunications Enterprises/Finance Corp.,
7.75%, 2/15/15	5,925	5,806
Windstream Corp.,
8.63%, 8/1/16	10,475	10,030

		224,917

Transportation - 0.7%
RailAmerica, Inc.,
9.25%, 7/1/17(1)	14,800	14,282

Total Corporate Bonds

(Cost $1,625,851)		1,624,125

FLOATING RATE NOTES - 0.2%
Diversified Financial Services - 0.2%
CIT Group, Inc.,
0.76%, 3/12/10	4,925	4,195

Total Floating Rate Notes

(Cost $4,103)		4,195

FOREIGN ISSUER BONDS - 13.4%
Banks - 1.2%
Lloyds Banking Group PLC,
6.66%, 5/21/37(1) (2)	14,800	5,328
5.92%, 9/29/49(1) (2)	14,800	5,180
Royal Bank of Scotland Group PLC,
5.00%, 11/12/13	4,925	4,057
7.64%, 3/31/49	24,675	9,993

		24,558

Computers - 0.5%
Seagate Technology International,
10.00%, 5/1/14(1) (2)	9,725	10,029

Electric - 1.0%
Intergen N.V.,
9.00%, 6/30/17(1) (2)	20,525	19,448

Healthcare - Services - 0.4%
FMC Finance III S.A.,
6.88%, 7/15/17(2)	8,900	8,277

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 13.4% continued
Insurance - 0.7%
Catlin Insurance Co. Ltd.,
7.25%, 1/19/17(1) (2)	$23,650	$13,244

Media - 1.1%
Kabel Deutschland GmbH,
10.63%, 7/1/14	10,933	11,275
UPC Holding BV,
9.88%, 4/15/18(1) (2)	11,875	11,296

		22,571

Mining - 0.6%
Vedanta Resources PLC,
9.50%, 7/18/18(1) (2)	15,200	12,616

Miscellaneous Manufacturing - 1.0%
Bombardier, Inc.,
8.00%, 11/15/14(1) (2)	21,000	19,766

Oil & Gas - 1.0%
Compton Petroleum Finance Corp.,
7.63%, 12/1/13	19,375	10,753
OPTI Canada, Inc.,
8.25%, 12/15/14	12,825	8,465

		19,218

Pipelines - 0.9%
Kinder Morgan Finance Co. ULC,
5.70%, 1/5/16	21,275	18,243

Semiconductors - 0.5%
Avago Technologies Finance Pte/Avago Technologies U.S./Avago Technologies Wireless,
10.13%, 12/1/13	9,565	9,756

Telecommunications - 3.4%
Digicel Group Ltd.,
8.88%, 1/15/15(1) (2)	14,800	12,284
Digicel S.A./Bermuda,
12.00%, 4/1/14(1)	4,900	4,851
Intelsat Jackson Holdings Ltd.,
9.50%, 6/15/16(1)	29,250	29,396
11.25%, 6/15/16	9,850	10,047
Virgin Media Finance PLC,
9.50%, 8/15/16	11,800	11,623

		68,201

Transportation - 1.1%
Kansas City Southern de Mexico S.A .de C.V.,
7.63%, 12/1/13	12,875	11,072
12.50%, 4/1/16(1)	11,175	11,343

		22,415

Total Foreign Issuer Bonds

(Cost $268,616)		268,342

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%
IPCS, Inc., Exp. 7/15/10, Strike
$5.50(1) (4) *	1,500	$—

Leap Wireless International, Inc. Exp.
4/15/10, Strike $96.80(1) (4) *	2,500	—

Leap Wireless International, Inc. Exp.
4/15/10, Strike $96.80(1) (4) *	2,000	—

Total Warrants

(Cost $10)		—

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 4.9%
BNP Paribas, Grand Cayman, Eurodollar Time Deposit,
0.08%, 7/1/09	$97,750	$97,750

Total Short-Term Investments

(Cost $97,750)		97,750

Total Investments - 99.5%

(Cost $1,996,330)		1,994,412
Other Assets less Liabilities - 0.5%		9,506

NET ASSETS - 100.0%		$2,003,918

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At June 30, 2009, the value of these restricted illiquid securities amounted to approximately $227,016,000 or 11.33% of net assets. Additional information on each restricted illiquid security is as follows:

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

SECURITY	ACQUISTION AND ENFORCEABLE DATE	ACQUISTION COST (000S)
ACE Hardware Corp.,
9.13%, 6/1/16	1/30/09-5/15/09	$12,321
AES Corp.,
8.75%, 5/15/13	1/14/09-3/5/09	9,731
Bombardier, Inc.,
8.00%, 11/15/14	2/10/09-6/16/09	17,348
Calpine Construction Finance Co. LP and CCFC Finance Corp.,
8.00%, 6/1/16	5/12/09	9,406
Catlin Insurance Co. Ltd.,
7.25%, 11/19/17	6/6/07-5/20/09	16,016
Chukansi Economic Development Authority,
8.00%, 11/15/13	12/2/05-5/13/09	11,167
Digicel Group Ltd.,
8.88%, 1/15/15	4/14/09-4/16/09	10,175
FMC Finance lll SA,
6.88%, 07/15/17	11/5/8-3/25/09	7,588
GMAC LLC,
6.50%, 10/15/09	6/26/09	9,640
GMAC LLC,
4.75%, 9/14/09	6/23/09	4,814
Intergen NV,
9.00%, 06/30/17	7/23/07-6/3/09	19,573
Landry’s Restaurant Inc.,
14.00%, 8/15/11	4/27/09-6/1/09	22,240
Liberty Mutual Group Inc.,
10.75%, 6/15/58	5/22/09	11,588
Lloyds Banking Group PLC,
6.66%, 5/15/37	6/18/09	5,920
Lloyds Banking Group PLC,
5.92%, 9/29/49	6/19/09-6/24/09	5,572
Seagate Technology International,
10.00%, 5/1/14	4/16/09-4/17/09	9,482
UPC Holding BV,
9.88%, 4/15/18	6/16/09-6/29/09	11,474
Vedanta Resources PLC,
9.50%, 7/18/18	7/11/08-6/29/09	13,100
Western Refining.,
11.25%, 6/15/17	6/5/09	15,386

(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4)	Security has been deemed worthless by the NTGI Valuation Committee.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At June 30, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,996,330

Gross tax appreciation of investments	$48,820
Gross tax depreciation of investments	(50,738)

Net tax depreciation of investments	$(1,918)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the High Yield Fixed Income Fund’s investments and other financial instruments which are carried at fair value, as of June 30, 2009:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Corporate Bonds
Aerospace/Defense	$—	$26,629	$—	$26,629
Agriculture	—	34,169	—	34,169
Auto Parts & Equipment	—	19,947	—	19,947
Beverages	—	8,898	—	8,898
Chemicals	—	26,724	—	26,724
Commercial Services	—	45,564	—	45,564
Distribution/Wholesale	—	—	14,615	14,615
Diversified Financial Services	—	168,530	14,565	183,095
Electric	—	97,134	19,454	116,588
Entertainment	—	53,093	—	53,093
Food	—	76,536	—	76,536
Forest Products & Paper	—	20,341	—	20,341
Gaming	—	—	8,362	8,362
Gas Distribution	—	26,733	—	26,733
Healthcare - Products	—	35,680	—	35,680
Healthcare - Services	—	161,528	—	161,528
Household Products/Wares	—	9,646	—	9,646
Insurance	—	7,981	14,202	22,183
Internet	—	9,480	—	9,480
Iron/Steel	—	9,120	—	9,120
Lodging	—	46,989	—	46,989
Machinery - Diversified	—	9,040	—	9,040
Media	—	51,341	—	51,341
Oil & Gas	—	107,006	14,932	121,938
Oil & Gas Services	—	8,042	—	8,042
Packaging & Containers	—	61,065	—	61,065
Pipelines	—	39,299	—	39,299

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Real Estate Investment Trusts	—	25,461	—	25,461
Retail	—	89,402	23,418	112,820
Telecommunications	—	224,917	—	224,917
Transportation	—	14,282	—	14,282
Floating Rate Notes
Diversified Financial Services	—	4,195	—	4,195
Foreign Issuer Bonds
Banks	—	14,050	10,508	24,558
Computers	—	—	10,029	10,029
Electric	—	—	19,448	19,448
Healthcare - Services	—	—	8,277	8,277
Insurance	—	—	13,244	13,244
Media	—	11,275	11,296	22,571
Mining	—	—	12,616	12,616
Miscellaneous Manufacturing	—	—	19,766	19,766
Oil & Gas	—	19,218	—	19,218
Pipelines	—	18,243	—	18,243
Semiconductors	—	9,756	—	9,756
Telecommunications	—	55,917	12,284	68,201
Transportation	—	22,415	—	22,415
Short-Term Investments	—	97,750	—	97,750

Total Investments	$—	$1,767,396	$227,016	$1,994,412

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Balance as of 3/31/09	$224,143	$—

Realized gain (loss)	(23,677)	—

Change in unrealized appreciation/depreciation	214	—

Net Purchases (Sales)	26,336	—

Transfers in and/or out of Level 3	—	—

Balance as of 06/30/09	$227,016	$—

*	Other financial instruments include futures and forwards, if applicable.

The amount of change in unrealized gains due to investments in level 3 securities still held at June 30, 2009 was $214,000.

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE U.S. GOVERNMENT FUND	JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 2.8%
Banks - 1.8%
JPMorgan Chase & Co.,
2.13%, 12/26/12(1)	$5,600	$5,571
Morgan Stanley,
2.00%, 9/22/11(1)	5,808	5,880

		11,451

Diversified Financial Services - 1.0%
General Electric Capital Corp.,
2.13%, 12/21/12(1)	6,000	5,959

Total Corporate Bonds

(Cost $17,389)		17,410

FOREIGN ISSUER BONDS - 1.4%
Multi-National - 1.4%
Asian Development Bank,
2.75%, 5/21/14	8,600	8,465

Total Foreign Issuer Bonds

(Cost $8,572)		8,465

U.S. GOVERNMENT AGENCIES - 31.0%(2)
Fannie Mae - 13.9%
3.38%, 3/10/14	10,075	10,088
Pool #257042,
6.50%, 1/1/38	10,166	10,842
Pool #555649,
7.50%, 10/1/32	158	172
Pool #735402,
5.00%, 4/1/35	6,865	7,018
Pool #745418,
5.50%, 4/1/36	16,651	17,251
Pool #869217,
5.46%, 2/1/36	5,523	5,766
Pool #888415,
5.00%, 12/1/36	4,335	4,429
Pool #893082,
5.82%, 9/1/36	2,561	2,669
Pool #968158,
6.50%, 1/1/38	2,555	2,724
Pool #995049,
5.50%, 2/1/38	11,258	11,664
Pool TBA,
5.50%, 7/15/39(3)	12,300	12,696

		85,319

Federal Home Loan Bank - 0.7%
1.63%, 7/27/11	4,428	4,452

Freddie Mac - 12.0%
2.00%, 2/25/11	13,000	13,089
1.75%, 7/27/11	3,674	3,683
2.00%, 1/27/12	6,000	6,008
2.63%, 3/19/12	9,833	9,906
Pool #1J0365,
5.91%, 4/1/37	2,470	2,595
Pool #1J2840,
5.95%, 9/1/37	4,739	4,992
Pool #1Q0323,
5.35%, 5/1/37	9,476	9,889
Pool #410092,
5.17%, 11/1/24	13	13
Pool #G05205,
5.00%, 1/1/39	9,320	9,492
Pool TBA,
5.00%, 7/1/39(3)	9,320	9,477
Series 2944, Class WD,
5.50%, 11/15/28	4,765	4,922

		74,066

Freddie Mac Gold - 2.9%
Pool #G05367,
5.50%, 12/1/35	17,016	17,624

Government National Mortgage Association - 1.5%
Series 2007, Class 4A,
4.21%, 6/16/29	2,827	2,898
Series 2008, Class 14AC,
4.46%, 12/16/30	3,407	3,469
Series 2008, Class 8A,
3.61%, 11/16/27	2,705	2,743

		9,110

Total U.S. Government Agencies

(Cost $189,034)		190,571

U.S. GOVERNMENT OBLIGATIONS - 53.8%
U.S. Treasury Notes - 53.8%
1.13%, 6/30/11	115,955	115,964
4.63%, 8/31/11	16,623	17,823
1.88%, 6/15/12	98,330	99,045

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE U.S. GOVERNMENT FUND continued	JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 53.8% continued
U.S. Treasury Notes - 53.8% continued
2.63%, 6/30/14	$72,560	$72,787
4.25%, 11/15/14	22,826	24,581

		330,200

Total U.S. Government Obligations

(Cost $328,846)		330,200

SHORT-TERM INVESTMENTS - 18.7%
BNP Paribas, Grand Cayman, Eurodollar Time Deposit,
0.08%, 7/1/09	91,911	91,911
FHLB Discount Note,
0.01%, 7/1/09	21,246	21,003
U.S. Treasury Bill,
0.35%, 8/20/09(4)	1,725	1,724

Total Short-Term Investments

(Cost $114,881)		114,638

Total Investments - 107.7%

(Cost $658,722)		661,284
Liabilities less Other Assets - (7.7)%		(47,286)

NET ASSETS - 100.0%		$613,998

(1)	Securities were issued under the Temporary Liquidity Guarantee Program (TLGP) and are guaranteed by the U.S. Government.
(2)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(3)	When-Issued Security.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.

Percentages shown are based on Net Assets.

At June 30, 2009, the Short-Intermediate U.S. Government Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (000S)
Two Year U.S. Treasury Note	376	$81,298	Long	9/09	$487

Total					$487

Federal Tax Information:

At June 30, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$658,722

Gross tax appreciation of investments	$3,183
Gross tax depreciation of investments	(621)

Net tax appreciation of investments	$2,562

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Short-Intermediate U.S. Government Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2009:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Short-Intermediate U.S. Government Fund	$—	$661,284	(1)	$—	$661,284

Other Financial Instruments*	$487	$—		$—	$—

(1)	Classifications as defined in the Schedule of Investments.
*	Other financial instruments include futures and forwards, if applicable.

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT FUND	JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 3.2%
Banks - 2.3%
JPMorgan Chase & Co.,
2.13%, 12/26/12(1)	$1,444	$1,437
Morgan Stanley,
2.00%, 9/22/11(1)	1,484	1,502

		2,939

Diversified Financial Services - 0.9%
General Electric Capital Corp.,
2.13%, 12/21/12(1)	1,200	1,192

Total Corporate Bonds

(Cost $4,124)		4,131

FOREIGN ISSUER BONDS - 1.6%
Multi-National - 1.6%
Asian Development Bank,
2.75%, 5/21/14	2,100	2,067

Total Foreign Issuer Bonds

(Cost $2,093)		2,067

U.S. GOVERNMENT AGENCIES - 30.3%(2)
Fannie Mae - 15.7%
Federal National Mortgage Association,
3.38%, 3/10/14	2,619	2,622
5.00%, 5/11/17	1,375	1,493
Pool #257042,
6.50%, 1/1/38	2,523	2,691
Pool #555649,
7.50%, 10/1/32	258	282
Pool #735402,
5.00%, 4/1/35	1,671	1,708
Pool #745418,
5.50%, 4/1/36	4,190	4,341
Pool #869217,
5.46%, 2/1/36	2,699	2,818
Pool #893082,
5.82%, 9/1/36	923	962
Pool #968158,
6.50%, 1/1/38	1,115	1,189
Pool #995049,
5.50%, 2/1/38	2,251	2,333

		20,439

Federal Home Loan Bank - 0.7%
1.63%, 7/27/11	879	884
Freddie Mac - 8.8%
1.75%, 7/27/11	590	592
2.00%, 1/27/12	1,500	1,502
2.63%, 3/19/12	3,100	3,123
Pool #1J0365,
5.91%, 4/1/37	1,941	2,039
Pool #1J2840,
5.95%, 9/1/37	2,556	2,692
Pool #410092,
5.17%, 11/1/24	54	54
Series 2944, Class WD,
5.50%, 11/15/28	1,425	1,472

		11,474

Freddie Mac Gold - 3.3%
Pool #G05367,
5.50%, 12/1/35	4,118	4,265

Government National Mortgage Association - 1.8%
Pool #268360,
10.00%, 4/15/19	22	23
Pool #270288,
10.00%, 6/15/19	23	25
Series 2007, Class 4A,
4.21%, 6/16/29	636	652
Series 2008, Class 14AC,
4.46%, 12/16/30	681	694
Series 2008, Class 8A,
3.61%, 11/16/27	902	914

		2,308

Total U.S. Government Agencies

(Cost $38,796)		39,370

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT FUND continued	JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 56.1%
U.S. Treasury Notes - 56.1%
1.13%, 6/30/11	$13,435	$13,436
4.63%, 8/31/11	1,170	1,254
1.88%, 6/15/12	18,661	18,797
2.63%, 6/30/14	16,366	16,417
4.25%, 11/15/14	4,729	5,093
3.25%, 6/30/16	8,958	8,986
2.75%, 2/15/19	4,725	4,425
3.13%, 5/15/19	4,800	4,643

		73,051

Total U.S. Government Obligations

(Cost $72,521)		73,051

SHORT-TERM INVESTMENTS - 13.2%
BNP Paribas, Grand Cayman, Eurodollar Time Deposit,
0.08%, 7/1/09	16,907	16,907
U.S. Treasury Bill,
0.48%, 8/20/09(3)	325	325

Total Short-Term Investments

(Cost $17,232)		17,232

Total Investments - 104.4%

(Cost $134,766)		135,851
Liabilities less Other Assets - (4.4)%		(5,760)

NET ASSETS - 100.0%		$130,091

(1)	Securities were issued under the Temporary Liquidity Guarantee Program (TLGP) and are guaranteed by the U.S. Government.
(2)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.

Percentages shown are based on Net Assets.

At June 30, 2009, the U.S. Government Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (000S)
Two Year U.S. Treasury Note	44	$9,514	Long	9/09	$57
Ten Year U.S. Treasury Note	55	6,395	Long	9/09	153

Total					$210

Federal Tax Information:

At June 30, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$134,766

Gross tax appreciation of investments	$1,173
Gross tax depreciation of investments	(88)

Net tax appreciation of investments	$1,085

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Funds’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the U.S. Government Fund’s investments and other financial instruments which are carried at fair value, as of June 30, 2009:

	Level 1 (000S)	Level 2 (000S)		Level 3 (000S)	Total (000S)
U.S. Government Fund	$—	$135,851	(1)	$—	$135,851

Other Financial Instruments *	$210	$—		$—	$—

(1)	Classifications as defined in the Schedule of Investments.
*	Other financial instruments include futures and forwards, if applicable.

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND	JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 3.4%
Credit Card - 3.4%
Citibank Credit Card Issuance Trust, Series
2009-A3, Class A3,
2.70%, 6/24/13	$500	$502

Total Asset-Backed Securities

(Cost $499)		502

CORPORATE BONDS - 29.2%
Aerospace/Defense - 3.3%
General Dynamics Corp.,
1.80%, 7/15/11	500	499

Banks - 10.4%
Goldman Sachs Group (The), Inc.,
6.88%, 1/15/11	500	529
JPMorgan Chase & Co.,
5.60%, 6/1/11	500	523
Morgan Stanley,
5.05%, 1/21/11	500	510

		1,562

Diversified Financial Services - 6.8%
American Honda Finance Corp.,
2.95%, 6/29/11(1)	500	499
General Electric Capital Corp.,
6.13%, 2/22/11	500	524

		1,023

Pharmaceuticals - 3.4%
Merck & Co., Inc.,
1.88%, 6/30/11	500	501

Telecommunications - 5.3%
SBC Communications, Inc.,
6.25%, 3/15/11	269	285
Verizon Wireless Capital LLC,
3.75%, 5/20/11(1)	500	510

		795

Total Corporate Bonds

(Cost $4,384)		4,380

FOREIGN ISSUER BONDS - 3.3%
Banks - 3.3%
Credit Suisse New York,
3.45%, 7/2/12	500	500

Total Foreign Issuer Bonds

(Cost $499)		500

U.S. GOVERNMENT OBLIGATIONS - 13.3%
U.S. Treasury Notes - 13.3%
0.88%, 5/31/11	1,000	997
0.88%, 12/31/10	1,000	1,001

		1,998

Total U.S. Government Obligations

(Cost $1,991)		1,998

MUNICIPAL BONDS - 2.0%
Illinois - 2.0%
Regional Transportation Authority Tax Revenue Notes, Series B (G.O. of Authority),
2.88%, 4/1/11	300	301

Total Municipal Bonds

(Cost $300)		301

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 31.8%
Northern Institutional Funds - Diversified Assets Portfolio	4,758,401	$4,758

Total Investment Companies

(Cost $4,759)		4,758

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 23.4%
Bibb County Development Authority Revenue VRDB, Trustees Mount De Sales (SunTrust Bank LOC),
2.70%, 7/1/09	$500	$500
Illinois Finance Authority Revenue Bonds, Kohl Childrens Museum (Fifth Third Bank LOC),
3.12%, 7/1/09	500	500

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued	JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 23.4% continued
New Hampshire Health & Education Facilities Authority Revenue VRDB, Series B, Kendal at Hanover (RBS Citizens N.A. LOC),
2.50%, 7/2/09	$500	$500
New Hampshire Health & Education Facilities Authority, Taxable Revenue VRDB, Series C, Dartmouth College,
0.42%, 7/1/09	500	500
Ohio Cuyahoga County Health Care Facilities Revenue Bonds, McGregor Amasa Stone (Key Bank N.A. LOC),
2.35%, 7/2/09	500	500
Tampa Florida Revenue Refunding VRDB, Volunteers of America (Regions Bank LOC),
3.10%, 7/2/09	500	500
Texas G.O. Unlimited Refunding Bonds, Adjustable Tax Rate, Series B, Vets Housing Project,
1.75%, 7/1/09	500	500

Total Short-Term Investments

(Cost $3,500)		3,500

Total Investments - 106.4%

(Cost $15,932)		15,939
Liabilities less Other Assets - (6.4)%		(957)

NET ASSETS - 100.0%		$14,982

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Percentages shown are based on Net Assets.

Federal Tax Information:

At June 30, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$15,932

Gross tax appreciation of investments	$15
Gross tax depreciation of investments	(8)

Net tax appreciation of investments	$7

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Ultra Short Fixed Income Fund’s investments and other financial instruments which are carried at fair value, as of June 30, 2009:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)		TOTAL (000S)
Asset-Backed Securities	$—	$—		$502	(1)	$502
Corporate bonds
Aerospace/Defense	—	499		—		499
Banks	—	1,562		—		1,562
Diversified Financial Services	—	524		499		1,023
Pharmaceuticals	—	501		—		501
Telecommunication Services	—	285		510		795
Foreign Issuer Bonds	—	500	(1)	—		500
US Government Obligations	—	1,998	(1)	—		1,998
Municipal Bonds	—	301	(1)	—		301
Investment Companies	4,758	—		—		4,758
Short-Term Investments	—	3,500		—		3,500

Total Investments	$4,758	$9,670		$1,511		$15,939

(1)	Classifications as defined in the Schedule of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Balance as of 6/18/09	$—	$—

Realized gain (loss)	—	—

Change in unrealized appreciation/depreciation	1	—

Net Purchases (Sales)	1,510	—

Transfers in and/or out of Level 3	—	—

Balance as of 06/30/09	$1,511	$—

*	Other financial instruments include futures and forwards, if applicable.

The amount of change in unrealized gain in investments in level 3 securities still held at June 30, 2009 was approximately $1,000.

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND	JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.9%
Credit Card - 1.9%
Citibank Credit Card Issuance Trust, Series
2009-A3, Class A3,
2.70%, 6/24/13	$500	$501

Total Asset-Backed Securities

(Cost $499)		501

CORPORATE BONDS - 12.8%
Banks - 5.8%
Goldman Sachs Group (The), Inc.,
6.88%, 1/15/11	500	529
JPMorgan Chase & Co.,
5.60%, 6/1/11	500	523
Morgan Stanley,
5.05%, 1/21/11	500	510

		1,562

Diversified Financial Services - 2.0%
General Electric Capital Corp.,
6.13%, 2/22/11	500	524

Pharmaceuticals - 1.9%
Merck & Co., Inc./NJ,
1.88%, 6/30/11	500	501

Telecommunications - 3.1%
SBC Communications, Inc.,
6.25%, 3/15/11	300	318
Verizon Wireless Capital LLC,
3.75%, 5/20/11(1)	500	510

		828

Total Corporate Bonds

(Cost $3,419)		3,415

U.S. GOVERNMENT OBLIGATIONS - 22.4%
U.S. Treasury Notes - 22.4%
0.88%, 5/31/11	3,000	2,989
0.88%, 12/31/10	3,000	3,004

		5,993

Total U.S. Government Obligations

(Cost $5,973)		5,993

MUNICIPAL BONDS - 10.1%
Colorado - 1.0%
Adams & Arapahoe Joint School District 28J Aurora G.O. Unlimited Bonds (State Aid Withholding),
4.00%, 12/1/10	255	266

Hawaii - 2.1%
Hawaii Highway Revenue Bonds, Series B (FSA Insured),
5.00%, 7/1/12	500	551

Illinois - 3.4%
Illinois Cook County G.O. Unlimited Refunding Bonds,
3.00%, 11/15/11(2)	500	516
Regional Transportation Authority Tax Revenue Notes, Series B (G.O. of Authority),
2.88%, 4/1/11	400	402

		918

New York - 2.0%
New York State Dormitory Authority Revenue Bonds, Series A,
5.00%, 2/15/11	500	530

Ohio - 1.6%
Columbus Ohio G.O. Unlimited Refunding Bonds,
5.00%, 5/15/12	390	431

Total Municipal Bonds

(Cost $2,686)		2,696

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 50.6%
Northern Institutional Funds - Diversified Assets Portfolio(3)	13,513,099	$13,513

Total Investment Companies

(Cost $13,513)		13,513

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued	JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 9.9%
Bibb County Development Authority Revenue VRDB, Trustees Mount De Sales (Suntrust Bank Atlanta LOC),
2.70%, 7/1/09	$500	$500
Illinois Finance Authority Revenue Bonds, Kohl Childrens Museum (Fifth Third Bank LOC),
3.12%, 7/1/09	500	500
New Hampshire Health & Education Facilities Authority Revenue VRDB, Series B, Kendal at Hanover (RBS Citizens N.A. LOC),
2.50%, 7/2/09	630	630
Ohio Cuyahoga County Health Care Facilities Revenue Bonds, McGregor Amasa Stone (Key Bank N.A. LOC),
2.35%, 7/2/09	500	500
Tampa Florida Revenue Refunding VRDB, Volunteers of America (Regions Bank LOC),
3.10%, 7/2/09	500	500

Total Short-Term Investments

(Cost $2,630)		2,630

Total Investments - 107.7%

(Cost $28,720)		28,748
Liabilities less Other Assets - (7.7)%		(2,045)

NET ASSETS - 100.0%		$26,703

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	When-Issued Security.
(3)	Investment in affiliated portfolio.

Percentages shown are based on Net Assets.

Federal Tax Information:

At June 30, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$28,720

Gross tax appreciation of investments	$35
Gross tax depreciation of investments	(7)

Net tax appreciation of investments	$28

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Tax Advantaged Ultra-Short Fixed Income Fund’s investments and other financial instruments which are carried at fair value, as of June 30, 2009:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)		TOTAL (000S)
Asset-Backed Securities	$—	$—		$501	(1)	$501
Corporate Bonds
Banks	—	1,562		—		1,562
Diversified Financial Services	—	524		—		524
Pharmaceuticals	—	501		—		501
Telecommunications	—	318		510		828
US Government Obligations	—	5,993		—		5,993
Municipal Bonds	—	2,696	(1)	—		2,696
Investment Companies	13,513	—		—		13,513
Short-Term Investments	—	2,630		—		2,630

Total Investments	$13,513	$14,224		$1,011		$28,748

(1)	Classifications as defined in the Schedule of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Balance as of 6/18/09 (Inception Date)	$—	$—

Realized gain (loss)	—	—

Change in unrealized appreciation/depreciation	2	—

Net Purchases (Sales)	1,009	—

Transfers in and/or out of Level 3	—	—

Balance as of 6/30/09	$1,011	$—

*	Other financial instruments include futures and forwards, if applicable.

The amount of change in unrealized gain on investments in level 3 securities still held at June 30, 2009 was approximately $2,000.

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND	JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.4%
Arizona - 91.9%
Arizona Health Facilities Authority Revenue Bonds, Series A, Phoenix Childrens Hospital, Prerefunded,
6.00%, 2/15/12	$1,000	$1,118
Arizona School Facilities Board COP,
5.25%, 9/1/23	2,000	2,014
Arizona School Facilities Board Revenue Refunding Bonds, State School Trust (AMBAC Insured),
5.00%, 7/1/18	1,500	1,483
Arizona State Transportation Board Highway Revenue Bonds, Prerefunded,
5.75%, 7/1/09	1,040	1,040
Arizona State University COP, Research Infrastructure Project (AMBAC Insured),
5.00%, 9/1/30	2,000	1,969
Arizona State University Revenue Bonds (FGIC Insured), Prerefunded,
5.50%, 7/1/12	1,160	1,301
Arizona State University Revenue Refunding Bonds (AMBAC Insured),
5.00%, 7/1/27	450	458
Bullhead City Municipal Property Corp. Excise TRB (NATL-RE Insured),
5.00%, 7/1/23	1,000	993
Chandler Water & Sewerage Revenue Bonds (NATL-RE Insured),
7.25%, 7/1/09	240	240
City of Tucson AZ COP (Assured Guaranty Insured),
5.00%, 7/1/26	1,000	986
5.00%, 7/1/29	1,000	966
Coconino & Yavapai Counties Joint Unified School District No. 9 Sedona G.O. Unlimited Bonds, Series B, School Improvement Project 2007 (Assured Guaranty Insured),
5.00%, 7/1/22	1,345	1,392
Gilbert Public Facilities Municipal Property Corp. Revenue Bonds,
5.50%, 7/1/28	1,000	1,025
Glendale G.O. Unlimited Bonds,
2.00%, 7/1/18	2,600	2,217
Glendale Water & Sewer Revenue Bonds, Sub Lien (FSA Insured),
5.00%, 7/1/25	2,000	2,085
Goodyear G.O. Unlimited Bonds (NATL-RE Insured),
5.00%, 7/1/16	1,300	1,403
Greater Arizona Development Authority Infrastructure Revenue Bonds, Series 2, Santa Cruz County Jail,
5.00%, 8/1/28	2,000	1,945
5.25%, 8/1/31	1,005	991
Greater Arizona Development Authority Infrastructure Revenue Bonds, Series A,
4.00%, 8/1/16	800	808
4.13%, 8/1/19	630	612
Maricopa County Community College District G.O. Unlimitied Bonds, Series C,
3.00%, 7/1/22	4,000	3,393
Maricopa County Elementary School District No. 1 Phoenix Elementary G.O. Unlimited Bonds, Series B, School Improvement Project 2006,
4.50%, 7/1/21	1,190	1,182
Maricopa County Elementary School District No.8 Osborn G.O. Unlimited Bonds, Series B, School Improvement Project of 2006,
5.00%, 7/1/15	680	738
Maricopa County School District No. 28 Kyrene Elementary G.O. Unlimited Bonds, Series C, School Improvement Project 2005,
5.00%, 7/1/21	1,000	1,070
Maricopa County School District No. 8 Osborn G.O. Limited Refunding Bonds, Bank Qualified (NATL-RE FGIC Insured),
4.70%, 7/1/14	1,000	1,091
Maricopa County Unified High School District No. 210 Phoenix G.O. Unlimited Refunding Bonds (FSA Insured),
5.25%, 7/1/18	225	252
Maricopa County Unified School District No 4-Mesa G.O. Unlimited Bonds, Series D, School Improvement Project of 2005,
4.00%, 7/2/17	1,000	1,023
Maricopa County Unified School District No. 60 Higley G.O. Unlimited Bonds, Series C, School Improvement Project of 2006,
5.00%, 7/1/27	1,000	996
Maricopa County Unified School District No. 80 Chandler Capital Appreciation G.O. Unlimited Refunding Bonds (NATL-RE FGIC Insured),
0.00%, 7/1/09	1,000	1,000

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND    continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.4% continued
Arizona - 91.9% continued
Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds,
5.00%, 7/1/23	$175	$187
Maricopa County Unified School District No. 89 Dysart G.O. Unlimited Bonds, Series B, School Improvement Project of 2002 (FSA Insured),
5.25%, 7/1/15	1,600	1,772
Maricopa County Unified School District No. 89 Dysart G.O. Unlimited Bonds, Series B, School Improvement Project of 2006 (AMBAC Insured),
5.00%, 7/1/27	500	498
Mesa G.O. Unlimited Refunding Bonds (NATL-RE FGIC Insured),
5.00%, 7/1/18	150	162
Mesa Utilities System Revenue Bonds (FGIC Insured), Prerefunded,
5.00%, 7/1/09	30	30
Mohave County Unified School District No. 20 Kingman G.O. Unlimited Bonds, Series C, School Improvement Project 2006 (Assured Guaranty Insured),
5.50%, 7/1/21	1,000	1,083
5.00%, 7/1/23	1,000	1,031
Northern Arizona University COP, Northern Arizona University Research Projects (AMBAC Insured),
5.00%, 9/1/26	400	391
Phoenix Civic Improvement Corp. Airport Revenue Bonds, Senior Lien, Series B (AMT),
5.25%, 7/1/16	1,000	1,000
Phoenix Civic Improvement Corp. Excise TRB, Subseries A (NATL-RE Insured),
4.75%, 7/1/24	1,250	1,247
Phoenix Civic Improvement Corp. Wastewater System Revenue Bonds, Junior Lien (NATL-RE Insured),
5.00%, 7/1/29	1,010	1,006
Phoenix Civic Improvement Corp. Wastewater System Revenue Refunding Bonds, Senior Lien,
5.50%, 7/1/20	1,690	1,871
5.50%, 7/1/21	1,080	1,184
Phoenix Civic Improvement Corp. Water System Revenue Bonds, Junior Lien (NATL-RE FGIC Insured),
5.50%, 7/1/17	3,500	3,792
Phoenix Civic Improvement Corp. Water System Revenue Bonds, Junior Lien, Series A,
5.00%, 7/1/22	1,000	1,062
5.00%, 7/1/23	1,000	1,058
5.00%, 7/1/39	530	528
Phoenix G.O. Limited Refunding Bonds, Series A,
4.50%, 7/1/15	1,500	1,502
Phoenix G.O. Limited Refunding Bonds, Series B,
4.50%, 7/1/20	1,100	1,101
Phoenix G.O. Unlimited Bonds,
4.50%, 7/1/22	1,000	1,000
Phoenix G.O. Unlimited Bonds, Series B, Various Purpose, Partially Prerefunded,
5.38%, 7/1/20	1,000	1,071
Pima County G.O. Unlimited Bonds (FSA Insured),
4.00%, 7/1/14	750	759
Pima County Unified School District No. 12 Sunnyside G.O. Unlimited Bonds (FGIC Insured), Prerefunded,
5.75%, 7/1/09	2,000	2,000
Pima County Unified School District No. 6 Marana G.O. Unlimited Refunding Bonds (NATL-RE FGIC Insured),
5.40%, 7/1/14	1,300	1,354
Pinal County Unified School District No. 43 Apache Junction G.O. Unlimited Refunding Bonds (FSA Insured),
5.00%, 7/1/22	1,000	1,073
Rio Nuevo Multipurpose Facilities District Excise Tax Revenue Bonds, Sub Lien, (Assured Guaranty Insured),
5.25%, 7/15/16	1,000	1,054
Salt River Project Agricultural Improvement & Power District Electric System Revenue Bonds, Series A, Salt River Project,
5.00%, 1/1/37	1,255	1,256
Scottsdale Municipal Property Corp. Excise Tax Revenue Refunding Bonds,
5.00%, 7/1/30	1,000	1,066
Surprise Municipal Property Corp. Excise Tax Revenue Refunding Bonds (AMBAC Insured),
5.00%, 7/1/14	695	742
Tempe G.O. Unlimited Bonds,
5.00%, 7/1/21	1,195	1,281

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.4% continued
Arizona - 91.9% continued
Tucson Airport Authority, Inc. Revenue Bonds (AMT), Sub Lien (NATL-RE Insured),
5.00%, 12/1/23	$1,135	$1,038
Tucson Water Revenue Bonds, Series 2005-B (FSA Insured),
5.00%, 7/1/25	1,590	1,654
Tucson Water Revenue Refunding Bonds, Series C,
5.00%, 7/1/26	2,085	2,115
Yuma County Library District G.O. Unlimited Bonds (XLCA Insured),
5.00%, 7/1/23	1,000	1,016
5.00%, 7/1/28	1,945	1,910
Yuma Municipal Property Corp. Revenue Bonds, Series D (XLCA Insured),
5.00%, 7/1/23	1,000	1,016
Yuma Municipal Property Corp. Utilities System Revenue Bonds, Senior Lien (XLCA Insured),
5.00%, 7/1/23	2,500	2,469

		80,170

Puerto Rico - 6.5%
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds (FGIC-TCRS Insured),
5.75%, 7/1/20	1,500	1,451
Puerto Rico Commonwealth Infrastructure Financing Authority Special Obligation Bonds, Series A, Prerefunded,
5.50%, 10/1/10	2,500	2,672
Puerto Rico Public Finance Corp., Prerefunded, Commonwealth Appropriated, Escrowed to Maturity, Series E (AMBAC Insured),
5.50%, 8/1/27	1,350	1,509

		5,632

Total Municipal Bonds

(Cost $84,646)		85,802

SHORT-TERM INVESTMENTS - 0.4%
Arizona State Board of Regents University Revenue Refunding VRDB, Series A,
0.20%, 7/1/09	300	300

Total Short-Term Investments

(Cost $300)		300

Total Investments - 98.8%

(Cost $84,946)		86,102
Other Assets less Liabilities - 1.2%		1,079

NET ASSETS - 100.0%		$87,181

Percentages shown are based on Net Assets.

At June 30, 2009, the industry sectors for the Arizona Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Facilities	6.2%
General	19.3
General Obligation	19.5
School District	20.6
Water	22.1
All other sectors less than 5%	12.3

Total	100.0%

Federal Tax Information:

At June 30,2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$84,946

Gross tax appreciation of investments	$2,104
Gross tax depreciation of investments	(948)

Net tax appreciation of investments	$1,156

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND continued	JUNE 30, 2009 (UNAUDITED)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Arizona Tax-Exempt Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2009:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Arizona Tax-Exempt Fund	$—	$86,102	(1)	$—	$86,102

(1)	Classifications as defined in the Schedule of Investments.

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Corporation

FSA - Financial Security Assurance

G.O. - General Obligation

NATL-RE - National Public Finance Guarantee Corp.

TCRS - Transferable Custodial Receipts

TRB - Tax Revenue Bonds

XLCA - XL Capital Assurance

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND	JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0%
California - 86.2%
Antelope Valley Community College District G.O. Unlimited Bonds, Series B, Election 2004 (NATL-RE Insured),
5.25%, 8/1/39	$1,000	$982
Bay Area Government Association Infrastructure Financing Authority Revenue Bonds, Payment Acceleration Notes (NATL-RE FGIC Insured),
5.00%, 8/1/17	3,500	3,444
5.00%, 8/1/17	2,430	2,391
California Educational Facilities Authority Revenue Bonds, Series A, Loyola Marymount University (NATL-RE Insured),
0.00%, 10/1/19	1,300	743
California Educational Facilities Authority Revenue Bonds, Series Q, Stanford University,
5.25%, 12/1/32	2,500	2,561
California Health Facilities Financing Authority Revenue Bonds, Series C, Providence Health & Services,
5.50%, 10/1/17	800	858
California Health Facilities Financing Authority Revenue Refunding Bonds, Cedars-Sinai Medical Center,
5.00%, 11/15/13	1,000	1,052
California Infrastructure & Economic Development Bank Revenue Bonds, Series A, Scripps Research Institute,
5.75%, 7/1/30	1,000	1,004
California State Department of Water Resources Power Supply Revenue Bonds, Series A (AMBAC Insured),
5.50%, 5/1/13	1,500	1,635
5.50%, 5/1/15	600	640
California State Department of Water Resources Power Supply Revenue Bonds, Series A, Prerefunded,
5.38%, 5/1/12	745	837
California State Economic Recovery G.O. Unlimited Bonds, Series A,
5.25%, 7/1/14	4,000	4,238
California State Economic Recovery G.O. Unlimited Bonds, Series A (NATL-RE Insured),
5.00%, 7/1/15	3,000	3,109
California State G.O. Unlimited Bonds (NATL-RE FGIC Insured), Unrefunded Balance,
4.75%, 2/1/19	85	83
California State G.O. Unlimited Refunding Bonds,
5.00%, 12/1/16	3,000	3,077
California State Public Works Board Lease Revenue Bonds, Series A, Department of Mental Health-Coalinga,
5.13%, 6/1/29	250	222
California State Public Works Board Lease Revenue Bonds, Series D, Department of Justice,
5.25%, 11/1/16	1,000	1,009
California State Public Works Board Lease Revenue Bonds, Series F, Department of Corrections & Rehabilitation,
5.00%, 11/1/22	1,280	1,192
5.00%, 11/1/24	1,695	1,544
California State Public Works Board Lease Revenue Refunding Bonds, Series A, Department of Corrections State Prisons (AMBAC Insured),
5.25%, 12/1/13	1,350	1,412
California State Public Works Board Lease Revenue Refunding Bonds, Series A, Trustees California State University,
5.25%, 10/1/14	3,545	3,589
California State Public Works Board Lease Revenue Refunding Bonds, Series H, Department of Corrections & Rehabilitation,
5.00%, 6/1/19	2,000	1,939
California State Public Works Board Lease Revenue Refunding Bonds, Series J, Department of Corrections & Rehabilitation (AMBAC Insured),
5.00%, 1/1/19	1,300	1,266
California Statewide Communities Development Authority PCR Refunding Bonds, Series D, Southern California Education Co. (FGIC Insured),
4.25%, Mandatory Put 11/1/16	1,575	1,524
California Statewide Communities Development Authority Revenue COP, John Muir/Mount Diablo Health System (NATL-RE Insured),
5.50%, 8/15/12	3,310	3,464
California Statewide Communities Development Authority Student Housing Revenue Bonds, Series A, East Campus Apartments LLC (ACA Insured),
5.00%, 8/1/12	1,775	1,788

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND    continued

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 88.0% continued
California - 86.2% continued
Carlsbad Unified School District G.O. Unlimited Bonds,
0.00%, 5/1/19	$1,250	$743
Carlsbad Unified School District G.O. Unlimited Bonds, Series A, Election 2006 (NATL-RE Insured),
5.25%, 8/1/32	1,500	1,529
Contra Costa County Home Mortgage Revenue Bonds, GNMA Mortgage Backed Securities Program (Collateralized by GNMA), Escrowed to Maturity,
7.50%, 5/1/14	1,000	1,248
Corona-Norca Unified School District Capital Appreciation G.O. Unlimited Bonds (Assured Guaranty Insured),
0.00%, 8/1/23	1,000	441
0.00%, 8/1/24	1,000	410
Desert Community College District Capital Appreciation G.O. Unlimited Bonds, Series C (FSA Insured),
0.00%, 8/1/26	3,000	1,080
Duarte Redevelopment Agency SFM Revenue Refunding Bonds, Series B, Mortgage Backed Securities Program (Colld. by FNMA), Escrowed to Maturity,
6.88%, 10/1/11	950	1,073
Eastern Municipal Water District Water & Sewer COP, Series H,
5.00%, 7/1/33	2,000	1,911
El Dorado Irrigation District COP, Series 2009-A (Assured Guaranty Insured),
4.00%, 8/1/18	1,215	1,195
6.25%, 8/1/29	3,500	3,645
Fairfield City COP, Series A, Fairfield City Water Financing (XLCA Insured),
5.00%, 4/1/19	2,000	1,961
Fremont-Newark Community College District G.O. Unlimited Bonds, Series A (NATL-RE Insured),
5.38%, 8/1/18	1,350	1,423
5.38%, 8/1/19	625	659
Glendale Unified School District G.O. Unlimited Bonds, Series D (NATL-RE Insured),
5.38%, 9/1/18	1,000	1,046
Golden State Tobacco Securitization Corp. Enhanced Asset Backed Revenue Bonds, Series B (AMBAC Insured), Prefunded,
5.00%, 6/1/13	2,500	2,747
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series A, Enhanced Asset Backed (AMBAC Insured),
5.00%, 6/1/21	1,000	892
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series B, Enhanced Asset Backed, Escrowed to Maturity,
5.00%, 6/1/10	2,000	2,070
Hillsborough School District G.O. Unlimited Bonds Anticipation Notes,
0.00%, 9/1/13	2,000	1,741
Kern Community College District Refunding COP, (AMBAC Insured),
5.00%, Mandatory Put 4/1/10	2,700	2,773
Long Beach Unified School District G.O Unlimited Bonds, Election of 2008, Series A,
5.50%, 8/1/27	850	894
Los Angeles County Metropolitan Transportation Authority Sales TRB, Series B, Property A-First Tier (FSA Insured),
4.75%, 7/1/15	1,250	1,264
Los Angeles County Metropolitan Transportation Authority Sales TRB, Series B, Property A-First Tier (FSA Insured), Prerefunded,
4.75%, 7/1/09	850	859
Los Angeles Department of Water & Power Revenue Bonds, Series A (NATL-RE IBC Insured),
5.00%, 7/1/24	1,000	1,000
Los Angeles Department of Water & Power Revenue Bonds, Series B,
5.25%, 7/1/23	1,500	1,592
Los Angeles Department of Water & Power Waterworks Revenue Bonds, Series C (NATL-RE Insured),
5.00%, 7/1/29	1,000	999
Los Angeles Unified School District G.O. Unlimited Bonds, Election of 1997, Series F (FGIC Insured), Prerefunded,
5.00%, 7/1/13	545	617
Los Angeles Unified School District G.O. Unlimited Bonds, Series D,
5.00%, 7/1/18	5,000	5,295

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
MUNICIPAL BONDS - 88.0% continued
California - 86.2% continued
Lucia Mar Unified School District G.O. Unlimited Refunding Bonds (NATL-RE FGIC Insured),
5.25%, 8/1/22	$1,300	$1,345
Metropolitan Water District of Southern California Waterworks Revenue Bonds, Series A, Prerefunded,
5.50%, 7/1/09	1,350	1,364
Modesto Wastewater Revenue Refunding Bonds, Series A (FSA Insured),
5.25%, 11/1/18	1,000	1,072
Newark Unified School District Capital Appreciation G.O. Unlimited Bonds, Series D, Election of 1997 (FSA Insured),
0.00%, 8/1/24	2,430	995
Orange County Water District COP, Series B (NATL-RE Insured), Prerefunded,
5.38%, 8/15/13	1,000	1,148
Palm Springs Unified School District G.O. Unlimited Bonds, Series B, Election of 2004 (FSA Insured),
4.75%, 8/1/33	2,400	2,228
Pasadena City Refunding COP, Series C,
4.75%, 2/1/38	2,500	2,295
Poway Unified School Facilities Improvement District No. 2007-1 G.O. Unlimited Bonds, Series A, Election 2008,
0.00%, 8/1/20	3,280	1,756
Redlands Unified School District G.O. Unlimited Bonds, Election of 2008 (FSA Insured),
5.00%, 7/1/28	500	498
5.00%, 7/1/29	1,000	985
Redondo Beach Unified School District G.O. Unlimited Bonds, Series A, Election 2008,
5.13%, 8/1/37	2,000	1,926
Rescue Union School District COP, (Assured Guaranty Insured),
4.38%, 10/1/13	2,775	2,972
Ross Elementary School District G.O. Unlimited Bonds, Election 2006 (NATL-RE Insured),
5.25%, 8/1/27	455	466
Sacramento County COP, Animal Healthcare/Youth Detention (AMBAC Insured),
5.00%, 10/1/26	1,490	1,445
Sacramento County Sanitation District Financing Authority Revenue Bonds, Series A,
5.60%, 12/1/16	915	918
Sacramento Municipal Utility District Electric Revenue Bonds, Series K (AMBAC Insured),
5.25%, 7/1/24	2,000	1,998
Sacramento Municipal Utility District Electric Revenue Bonds, Series U (FSA Insured),
5.00%, 8/15/19	1,000	1,059
San Diego Public Facilities Financing Authority Sewer Revenue Bonds, Series A,
4.00%, 5/15/20	1,495	1,415
San Diego Public Facilities Financing Authority Sewer Revenue Refunding Bonds, Series B,
5.00%, 5/15/21	1,205	1,230
San Diego Regional Building Authority Lease Revenue Bonds, Series A, County Operations Center and Annex Redevelopment Project,
4.00%, 2/1/19	3,615	3,606
San Diego Unified School District G.O. Unlimited Refunding Bonds, Series E-2, Election 1998, (FSA Insured),
5.50%, 7/1/27	1,500	1,629
San Francisco City & County Airport Commission International Airport Revenue Refunding Bonds, Second Series Issue 20 (NATL-RE Insured),
4.75%, 5/1/15	500	503
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series - Issue 32F (NATL-RE FGIC Insured),
5.00%, 5/1/15	775	821
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series - Issue 34F (Assured Guaranty Insured),
5.00%, 5/1/16	2,500	2,693
San Francisco State Building Authority Lease Revenue Refunding Bonds, Series A, Civic Center (NATL-RE FGIC Insured),
5.00%, 12/1/15	2,000	2,075

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND    continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
California - 86.2% continued
San Gabriel Unified School District G.O. Unlimited Bonds, Series A, Unrefunded Balance (FSA Insured),
5.38%, 8/1/18	$180	$192
San Joaquin County COP, County Administration Building (NATL-RE Insured),
4.75%, 11/15/33	1,000	865
San Jose Airport Revenue Bonds, Series A (NATL-RE FGIC Insured),
5.25%, 3/1/16	1,000	1,022
San Jose Redevelopment Agency Tax Allocation Bonds, Series A (NATL-RE Insured),
5.00%, 8/1/15	3,070	3,088
San Jose Redevelopment Agency Tax Allocation Refunding Bonds, Series A, Merged Area Redevelopment Project (NATL-RE Insured),
4.25%, 8/1/15	5,000	4,826
San Juan Unified School District G.O. Unlimited Bonds, Election of 2002 (NATL-RE FGIC Insured),
5.00%, 8/1/25	925	925
San Marcos PFA Capital Appreciation Custom Receipts Revenue Bonds, Escrowed to Maturity,
0.00%, 7/1/11	1,000	973
San Mateo County Community College District G.O. Unlimited Bonds, Series A, Election of 2001 (NATL-RE FGIC Insured),
5.00%, 9/1/21	1,000	1,028
San Mateo County Transit District Revenue Bonds, Series A (NATL-RE Insured), Prerefunded,
5.00%, 6/1/10	575	585
San Mateo County Transportation District Sales Tax Revenue Refunding Bonds, Series A (NATL-RE Insured),
4.75%, 6/1/28	3,785	3,800
Santa Ana Unified School District G.O. Unlimited Bonds, Series A, Election 2008,
5.50%, 8/1/30	2,000	2,026
Santa Rosa City Wastewater Revenue Bonds, Series A (FSA Insured),
5.25%, 9/1/26	2,500	2,575
5.25%, 9/1/27	1,255	1,285
Sequoia Union High School District G.O. Unlimited Bonds, Series A, Election 2008,
5.00%, 7/1/32	1,500	1,460
South Orange County Public Financing Authority Special Tax Revenue Refunding Bonds, Series A, Foothill Area (NATL-RE FGIC Insured),
5.25%, 8/15/14	1,295	1,329
5.25%, 8/15/18	2,500	2,458
Southern California Public Power Authority Capital Appreciation Subordinate Revenue Refunding Bonds, Southtran Transmission Project,
0.00%, 7/1/14	1,000	832
Southern California Public Power Authority Power Project Revenue Bonds,
6.75%, 7/1/12	2,100	2,387
Southern California Public Power Authority Revenue Bonds, Series A, Natural Gas Project No. 1,
5.25%, 11/1/25	1,805	1,615
Southern California Public Power Authority Subordinate Revenue Refunding Bond, Series A, Southtran Transmission Project,
5.00%, 7/1/20	2,000	2,083
University of California Revenue Bonds, Series A, Limited Project (NATL-RE Insured),
4.75%, 5/15/26	1,900	1,878
University of California Revenue Bonds, Series C (NATL-RE Insured),
4.75%, 5/15/31	1,250	1,189
University of California Revenue Bonds, Series F (FSA Insured),
4.75%, 5/15/24	200	200
Val Verde Unified School District G.O. Unlimited Bonds, Series A, Election 2008,
5.25%, 8/1/27	2,125	2,174
Ventura County Community College District Capital Appreciation G.O. Unlimited Bonds, Series C, Election 2002,
0.00%, 8/1/17	1,615	1,093
0.00%, 8/1/18	1,635	1,019
Ventura County Community College District G.O. Unlimited Bonds, Series C, Election 2002,
5.50%, 8/1/33	1,000	1,014

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
California - 86.2% continued
Washington Township Healthcare District Revenue Bonds,
5.00%, 7/1/09	$250	$250
West Valley-Mission Community College District Capital Appreciation G.O. Unlimited Bonds, Series B,
0.00%, 8/1/16	1,115	828
0.00%, 8/1/17	1,100	764

		170,915

Puerto Rico - 1.6%
Puerto Rico Commonwealth Appropriation Public Finance Corp. Revenue Bonds, Series E (AMBAC Insured), Escrowed to Maturity,
5.50%, 8/1/27	1,550	1,732
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds (FGIC-TCRS Insured),
5.75%, 7/1/20	1,500	1,451

		3,183

Virgin Islands - 0.2%
Virgin Islands PFA Revenue Bonds, Series A, Gross Receipts Tax Lien Note,
5.63%, 10/1/10	370	379

Total Municipal Bonds

(Cost $176,530)		174,477

SHORT-TERM INVESTMENTS - 9.5%
ABAG Finance Authority for Nonprofit Corps. Revenue VRDB, Series 2006-A, Elder Care Alliance (Sovereign Bank FSB LOC),
0.22%, 7/2/09	395	395
Antelope Valley-East Kern Water Agency COP VRDB, Series A-2 (Wells Fargo Bank N.A. LOC),
0.13%, 7/2/09	300	300
Bay Area Toll Authority Revenue VRDB, Series B, Toll Bridge,
0.12%, 7/2/09	400	400
California Health Facilities Financing Authority Revenue VRDB, Series J, Health Facilities-Catholic (Bank of America N.A. LOC),
0.24%, 7/1/09	100	100
California Infrastructure & Economic Development Bank Revenue VRDB, Pinewood School Project (Comerica Bank LOC),
0.83%, 7/2/09	100	100
California Infrastructure & Economic Development Bank Revenue VRDB, Series F, California Academy (Wells Fargo N.A. LOC),
0.15%, 7/1/09	1,000	1,000
California Pollution Control Financing Authority Revenue Refunding VRDB, Series C, Pacific Gas & Electric (JP Morgan Chase Bank LOC),
0.28%, 7/1/09	300	300
California State Department of Water Resources Power Supply Revenue VRDB, Series B-2 (BNP Paribas LOC),
0.25%, 7/1/09	1,600	1,600
California State Department of Water Resources Power Supply Revenue VRDB, Series C-7 (FSA Insured),
0.70%, 7/2/09	825	825
California State Department of Water Resources Power Supply Revenue VRDB, Subseries F-4 (Bank Of America N.A. LOC),
0.13%, 7/1/09	300	300
California State Department of Water Resources Power Supply Revenue VRDB, Subseries G-1 (Bank of Nova Scotia LOC),
0.17%, 7/2/09	150	150
California State Department of Water Resources Power Supply Revenue VRDB, SubSeries G-3 (FSA Insured),
0.70%, 7/2/09	500	500
California State Economic Recovery VRDB, Series C-16 (FSA ST Gtd.),
1.00%, 7/1/09	1,625	1,625
California State G.O. Unlimited VRDB, Series A, Subseries A-3 (Bank Of America N.A. LOC),
0.22%, 7/1/09	500	500
California Statewide Communities Development Authority Revenue VRDB, Series A, Sweep Loan Program (Citibank N.A. LOC),
0.22%, 7/1/09	800	800

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND    continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT - TERM INVESTMENTS - 9.5% continued
California Statewide Communities Development Authority VRDB, Senior Living Facility (Sovergeign Bank FSB LOC),
0.22%, 7/2/09	$1,300	$1,300
Irvine Improvement Board Act of 1915 Special Assessment Bonds, Series A, District 4-20 (KBC Bank N.V. LOC),
0.25%, 7/1/09	4,000	4,000
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue Refunding VRDB, Series A-1, Property A - First Tier,
0.25%, 7/2/09	2,000	2,000
Metropolitan Water District of Southern California Waterworks Revenue Bonds, VRDB, Series C-2,
0.20%, 7/1/09	400	400
Metropolitan Water District of Southern California Waterworks Revenue VRDB, Series B-3,
0.17%, 7/1/09	900	900
Northern California Power Agency Revenue Refunding VRDB, Series A, Hydroelectic Project (Dexia Credit Local LOC),
0.43%, 7/1/09	200	200
San Francisco City & County Redevelopment Agency Multifamily Revenue VRDB, Series A, Bayside Village Project (Bank One Arizona N.A. LOC),
0.19%, 7/1/09	200	200
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding VRDB, Series A,
0.60%, 7/2/09	990	990

Total Short-Term Investments

(Cost $18,885)		18,885

Total Investments - 97.5%

(Cost $195,415)		193,362
Other Assets less Liabilities - 2.5%		4,944

NET ASSETS - 100.0%		$198,306

Percentages shown are based on Net Assets.

At June 30, 2009, the industry sectors for the California Intermediate Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Facilities	6.5%
General	24.1
General Obligation	11.6
Higher Education	6.2
Power	7.8
School District	16.2
Water	7.0
All Other Sectors Less Than 5%	20.6

Total	100.00%

Federal Tax Information:

At June 30,2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$195,415

Gross tax appreciation of investments	$3,011
Gross tax depreciation of investments	(5,064)

Net tax depreciation of investments	$(2,053)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the California Intermediate Tax-Exempt Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2009:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
California Intermediate
Tax-Exempt Fund	$—	$193,362	(1)	$—	$193,362

(1)	Classifications as defined in the Schedule of Investments.

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, for floating rate securities, the current reset rate or, for interest-only or principal only securities, the current effective yield.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ACA - American Capital Access

AMBAC - American Municipal Bond Assurance Corporation

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Corporation

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance

FSB - Federal Savings Bank

GNMA - Government National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

IBC - Insured Bond Certificates

LOC - Letter of Credit

NATL-RE - National Public Finance Guarantee Corp.

PCR - Pollution Control Revenue

PFA - Public Finance Authority

SFM - Single Family Mortgage

TCRS - Transferable Custodial Receipts

TRB - Tax Revenue Bonds

VRDB - Variable Rate Demand Bonds

XLCA - XL Capital Assurance

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND	JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.9%
California - 99.5%
Alameda County Unified School District Capital Appreciation G.O. Unlimited Bonds, Series A (FSA Insured),
0.00%, 8/1/29	$2,000	$548
Alameda County Water District Revenue Refunding Bonds (NATL-RE Insured),
4.75%, 6/1/20	2,000	2,001
Alhambra Unified School District Elementary School Improvement G.O. Unlimited Bonds, Series A, Election 2008 (Assured Guaranty Insured),
5.50%, 8/1/33	1,000	1,025
Anaheim Union High School District Capital Appreciation G.O. Unlimited Bonds, Election 2002 (NATL-RE Insured),
0.00%, 8/1/28	575	168
Antelope Valley Community College District Capital Appreciation G.O. Unlimited Bonds, Series C, Election 2004 (NATL-RE Insured),
0.00%, 8/1/29	6,000	1,691
Arcadia Unified School District Capital Appreciation G.O. Unlimited Bonds, Series A, Election 2006 (FSA Insured),
0.00%, 8/1/25	2,710	1,026
Aztec Shops Ltd. Auxiliary Organization Student Housing Revenue Bonds, San Diego State University,
6.00%, 9/1/31	2,000	1,797
Bay Area Government Association Infrastructure Financing Authority Revenue Bonds, Payment Acceleration Notes (NATL-RE FGIC Insured),
5.00%, 8/1/17	5,000	4,920
Brentwood Infrastructure Financing Authority Water Revenue Bonds,
5.75%, 7/1/38	1,000	1,043
California Educational Facilities Authority Capital Appreciation Revenue Bonds, Loyola Marymount (NATL-RE Insured), Prerefunded,
0.00%, 10/1/09	4,435	1,340
0.00%, 10/1/09	3,435	911
California Educational Facilities Authority Revenue Bonds, Series A, Loyola Marymount University (NATL-RE Insured),
0.00%, 10/1/19	725	415
California Educational Facilities Authority Revenue Bonds, University of the Pacific,
5.00%, 11/1/30	1,500	1,304
California Infrastructure & Economic Development Bank Revenue Bonds,
5.25%, 2/1/33	1,000	926
California Infrastructure & Economic Development Bank Revenue Bonds, Series A, Bay Area Toll Bridges - First Lien (AMBAC Insured), Prerefunded,
5.13%, 7/1/26	1,000	1,130
California Infrastructure & Economic Development Bank Revenue Bonds, Series A, Scripps Research Institute,
5.75%, 7/1/30	250	251
California State G.O. Unlimited Bonds, Unrefunded Balance,
5.13%, 6/1/24	25	24
California State G.O. Unlimited Refunding Bonds,
4.38%, 10/1/17	1,390	1,348
5.00%, 8/1/20	1,000	976
California State G.O. Unlimited Refunding Bonds (NATL-RE FGIC Insured),
4.75%, 2/1/29	1,000	845
California State Public Works Board Lease Revenue Bonds, Series A, Department of Mental Health,
5.13%, 6/1/29	1,500	1,329
California State Public Works Board Lease Revenue Bonds, Series F, Department of Corrections & Rehabilitation,
5.00%, 11/1/23	1,610	1,488
California State Public Works Board Lease Revenue Refunding Bonds, Series B, Various Community College Projects (AMBAC Insured),
5.63%, 3/1/16	1,000	1,003
California State Public Works Board Lease Revenue Refunding Bonds, Series H, Department of Corrections & Rehabilitation,
5.00%, 6/1/19	500	485
California State Public Works Board Revenue Bonds, Series A, Department of Buildings,
6.00%, 4/1/25	1,400	1,409
California State University Foundation Revenue Bonds, Series A, Sacramento Auxiliary (NATL-RE Insured), Prerefunded,
5.50%, 10/1/12	500	568
5.50%, 10/1/12	500	568

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND    continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.9% continued
California - 99.5% continued
California State University Systemwide Revenue Bonds, Series 2009-A,
5.25%, 11/1/34	$2,500	$2,431
California State Various Purpose G.O. Unlimited Bonds,
5.75%, 4/1/31	2,000	1,942
California Statewide Communities Development Authority PCR Refunding Bonds, Series D, Southern California Education (FGIC Insured),
4.25%, Mandatory Put 11/1/16	500	484
California Statewide Communities Development Authority Student Housing Revenue Bonds, Series A, East Campus Apartments LLC (ACA Insured),
5.63%, 8/1/34	1,000	834
Carlsbad Unified School District G.O. Unlimited Bonds, Series B,
5.25%, 5/1/27	1,000	1,029
Corona-Norco Unified School District Capital Appreciation G.O. Unlimited Bonds, Series B, Election of 2006 (Assured Guaranty Insured),
5.13%, 8/1/29	2,560	2,566
Desert Community College District Capital Appreciation G.O. Unlimited Bonds, Series C (FSA Insured),
0.00%, 8/1/26	4,155	1,496
Dry Creek Joint Elementary School District Capital Appreciation G.O. Unlimited Bonds, Series A (FSA Insured),
0.00%, 8/1/09	400	400
El Dorado Irrigation District COP, Series 2009-A (Assured Guaranty Insured),
6.25%, 8/1/29	1,500	1,562
Escondido Union School District G.O. Unlimited Refunding Bonds, Series B (NATL-RE FGIC Insured),
4.50%, 8/1/25	1,000	944
Fairfield City COP, Series A (XLCA Insured),
5.00%, 4/1/19	2,370	2,324
Folsom G.O. Unlimited Bonds, Series D, School Facilities Project (NATL-RE FGIC Insured),
5.70%, 8/1/13	200	201
Franklin-McKinley School District G.O. Unlimited Bonds, Series B, Election 2004 (FSA Insured),
5.25%, 8/1/32	1,500	1,502
Fremont-Newark Community College District G.O. Unlimited Bonds, Series A (NATL-RE Insured),
5.38%, 8/1/19	750	791
Glendale Unified School District G.O. Unlimited Bonds, Series D (NATL-RE Insured),
5.38%, 9/1/18	665	696
Golden State Tobacco Securitization Corp. Revenue Bonds, Series B, Enhanced Asset Backed, Prerefunded,
5.63%, 6/1/13	2,000	2,244
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series A, Enhanced Asset Backed,
5.00%, 6/1/45	2,000	1,607
Hayward Unified School District G.O. Unlimited Bonds, Election of 2008,
5.25%, 8/1/29	1,500	1,518
Imperial Irrigation District Refunding COP, Electric Systems Project (NATL-RE Insured),
5.20%, 11/1/09	85	86
Lemoore Union High School District G.O. Unlimited Bonds (AMBAC Insured),
6.00%, 1/1/12	200	217
Long Beach Bond Finance Authority Natural Gas Purpose Revenue Bonds, Series A,
5.50%, 11/15/28	1,000	880
Long Beach Unified School District G.O Unlimited Revenue Bonds, Series A, Election of 2008,
5.50%, 8/1/27	1,000	1,052
Los Angeles County Metropolitan Transportation Authority Sales TRB, Series B, Property A-First Tier (FSA Insured),
4.75%, 7/1/15	1,750	1,770
Los Angeles County Metropolitan Transportation Authority Sales TRB, Series B, Property A-First Tier (FSA Insured), Prerefunded,
4.75%, 7/1/09	1,150	1,162
Los Angeles Department of Water & Power Revenue Bonds, Series B,
5.00%, 7/1/24	1,375	1,415
Los Angeles Department of Water & Power Revenue Bonds, Subseries A-1 (AMBAC Insured),
5.00%, 7/1/37	2,160	2,090

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.9% continued
California - 99.5% continued
Los Angeles Harbor Department Revenue Bonds, Escrowed to Maturity,
7.60%, 10/1/18	$35	$43
Los Angeles Harbor Department Revenue Refunding Bonds, Series C,
5.00%, 8/1/31(1)	3,645	3,508
Los Angeles Wastewater System Revenue Refunding Bonds, Series 2009-A,
5.00%, 6/1/39	2,000	1,908
Lucia Mar Unified School District G.O. Unlimited Refunding Bonds (NATL-RE FGIC Insured),
5.25%, 8/1/22	700	724
Modesto Irrigation District Capital Improvements COP, Series A,
5.75%, 10/1/29	1,500	1,521
6.00%, 10/1/39	2,000	2,060
Modesto Irrigation District Refunding COP, Series B, Capital Improvements Projects,
5.30%, 7/1/22	1,510	1,510
Monterey Peninsula Community College District Capital Appreciation G.O. Unlimited Bonds, Series C (FSA Insured),
0.00%, 8/1/26	5,505	1,943
Monterey Regional Water Pollution Control Agency Wastewater Revenue Bonds (AMBAC Insured),
5.00%, 6/1/24	1,025	1,016
Natomas Unified School District G.O. Unlimited Bonds, Series B, Election 2002 (NATL-RE FGIC Insured),
5.00%, 9/1/27	1,000	972
New Haven Unified School District G.O. Unlimited Refunding Bonds (FSA Insured),
5.75%, 8/1/20	320	346
Palomar Pomerado Health Capital Appreciation G.O. Unlimited Bonds, Series A, Election of 2004 (Assured Guaranty Insured),
0.00%, 8/1/38	5,000	2,860
Pasadena City Refunding COP, Series C,
4.75%, 2/1/38	2,500	2,295
Perris Unified High School District Capital Appreciation G.O. Unlimited Bonds, Series B (NATL-RE FGIC Insured),
0.00%, 9/1/26	1,000	341
Poway Unified School Facilities Improvement District No. 2007-1 G.O. Unlimited Bonds, Series A, Election 2008,
0.00%, 8/1/25	5,000	1,826
Rio Hondo Community College District G.O. Unlimited Bonds, Series A, School Facilities Construction & Improvement (NATL-RE Insured), Prerefunded,
5.25%, 8/1/14	2,000	2,308
Ross Elementary School District G.O. Unlimited Bonds, Election 2006 (NATL-RE Insured),
5.25%, 8/1/27	850	871
Sacramento County Sanitation District Financing Authority Revenue Bonds, Series A,
5.60%, 12/1/16	305	306
Sacramento County Sanitation District Financing Authority Revenue Refunding Bonds (AMBAC Insured),
5.00%, 12/1/27	1,500	1,477
Sacramento Municipal Utility District Electric Revenue Bonds, Series K (AMBAC Insured),
5.25%, 7/1/24	500	499
San Diego County Water Authority Revenue COP, Series 2008 A (FSA Insured),
5.00%, 5/1/38	2,000	1,917
San Diego Public Facilities Financing Authority Sewer Revenue Bond, Series A,
5.00%, 5/15/28	1,500	1,459
San Diego Public Facilities Financing Authority Sewer Revenue Refunding Bond, Series B,
5.25%, 5/15/25	1,170	1,195
San Diego Regional Building Authority Lease Revenue Bonds, Series 2009-A, County Operations Center and Annex Redevelopment Project,
5.00%, 2/1/22	1,090	1,124
San Diego Unified School District Capital Appreciation G.O. Unlimited Bonds, Series A, Election of 2008,
0.00%, 7/1/31	5,000	1,256
San Francisco City & County Airport Commission International Airport Revenue Refunding Bonds, Second Series Issue 20 (NATL-RE Insured),
4.75%, 5/1/15	1,000	1,006

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND    continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.9% continued
California - 99.5% continued
San Francisco City & County Airport Commission International Airport Revenue Refunding Bonds, Second Series Issue 34F (Assured Guaranty Insured),
5.00%, 5/1/16	$500	$539
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series A (FSA Insured),
4.75%, 11/1/36	1,500	1,386
San Francisco City & County Unified School District G.O. Unlimited Bonds, Series C, Election 2003 (NATL-RE Insured),
4.50%, 6/15/26	1,490	1,419
San Francisco State Building Authority Lease Revenue Bonds, Series A, Department of General Services,
5.00%, 10/1/13	4,250	4,521
San Gabriel Unified School District G.O. Unlimited Bonds Unrefunded Balance, Series A (FSA Insured),
5.38%, 8/1/19	200	213
5.38%, 8/1/20	225	239
San Joaquin County COP, County Administration Building (NATL-RE Insured),
4.75%, 11/15/33	1,000	865
San Jose Airport Revenue Bonds, Series A (NATL-RE FGIC Insured),
5.25%, 3/1/16	440	450
San Jose Unified School District Santa Clara County G.O. Unlimited Bonds, Series A (FSA Insured),
5.38%, 8/1/19	500	527
San Juan Unified School District G.O. Unlimited Bonds, Election of 2002 (NATL-RE FGIC Insured),
5.00%, 8/1/25	1,000	1,000
San Mateo County Joint Powers Financing Authority Revenue Refunding Bonds, Series A, Youth Service Campus,
5.00%, 7/15/36	1,300	1,211
San Mateo County Transit District Revenue Bonds, Series A (NATL-RE Insured), Prerefunded,
4.50%, 6/1/10	1,000	1,013
5.00%, 6/1/10	500	508
San Mateo County Transportation District Sales Tax Revenue Refunding Bonds, Series A (NATL-RE Insured),
4.75%, 6/1/28	1,000	1,004
Santa Ana Unified School District G.O. Unlimited Bonds, Series A, Election 2008,
5.13%, 8/1/33	600	572
Santa Margarita-Dana Point Authority Revenue Bonds, Series B, California Improvements Districts 3, 3a, 4, & 4a (NATL-RE Insured),
7.25%, 8/1/09	1,150	1,154
Santa Monica Community College District Capital Appreciation G.O. Unlimited Bonds, Series 2009-C, Election 2004,
0.00%, 8/1/24	3,200	1,349
Santa Rosa City Wastewater Revenue Bonds, Series A (FSA Insured),
5.25%, 9/1/26	500	515
Santa Rosa Wastewater Revenue Refunding Bonds, Series A (NATL-RE FGIC Insured),
5.25%, 9/1/16	35	37
Sequoia Union High School District G.O. Unlimited, Series A, Election 2008,
5.00%, 7/1/30	2,040	2,011
5.00%, 7/1/32	1,000	973
Southern California Public Power Authority Revenue Bonds, Series A, Natural Gas Project No. 1,
5.25%, 11/1/25	1,000	895
5.00%, 11/1/33	1,000	803
Southern California Public Power Authority Revenue Bonds, Series B, Southern Transmission Project,
6.00%, 7/1/27	2,520	2,662
Southern California Public Power Authority Subordinate Revenue Refunding Bond, Series A, Southern Transmission Project,
5.00%, 7/1/20	1,670	1,739
Torrance Hospital Revenue Bonds, Series A, Torrance Memorial Medical Center,
6.00%, 6/1/22	500	509
University of California Revenue Bonds, Series A, Limited Project (NATL-RE Insured),
4.75%, 5/15/26	1,000	989
University of California Revenue Bonds, Series C (NATL-RE Insured),
4.75%, 5/15/31	1,000	952

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.9% continued
California - 99.5% continued
Val Verde Unified School District G.O. Unlimited Bonds, Series A, Election 2008,
5.25%, 8/1/27	$2,500	$2,558
Ventura County Community College District G.O. Unlimited Bonds, Series C, Election 2002,
5.50%, 8/1/33	2,065	2,094
Vista Unified School District G.O. Unlimited Bonds Unrefunded Balance, Series A (FSA Insured),
5.38%, 8/1/16	100	108
5.38%, 8/1/17	190	205
Walnut Valley Unified School District G.O. Unlimited Refunding Bonds, Series A (NATL-RE Insured),
7.20%, 2/1/16	977	1,113
Washington Township Healthcare District Revenue Bonds,
5.00%, 7/1/09	405	405
5.00%, 7/1/11	500	506
5.00%, 7/1/12	1,270	1,284
West Kern Community College District Capital Appreciation G.O. Unlimited Bonds, Series B, Election 2004 (XLCA Insured),
0.00%, 11/1/21	1,280	615

		139,016

Virgin Islands - 0.4%
Virgin Islands PFA Revenue Bonds, Series A, Gross Receipts Tax Lien Note,
5.63%, 10/1/10	555	568

Total Municipal Bonds

(Cost $140,189)		139,584

SHORT-TERM INVESTMENTS - 0.4%
Metropolitan Water District of Southern California Revenue Bonds, VRDB, Series C-2,
0.20%, 7/1/09	600	600

Total Short-Term Investments

(Cost $600)		600

Total Investments - 100.3%

(Cost $140,789)		140,184
Liabilities less Other Assets - (0.3)%		(431)

NET ASSETS - 100.0%		$139,753

(1)	When-Issued Security.

Percentages shown are based on Net Assets.

At June 30, 2009, the industry sectors for the California Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Facilities	6.5%
General	17.7
General Obligation	14.6
Higer Education	9.4
School District	21.4
Transportation	6.8
Water	8.7
All other sectors less than 5%	14.9

Total	100.0%

Federal Tax Information:

At June 30,2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands

Federal tax cost of investments	$140,789

Gross tax appreciation of investments	$4,103
Gross tax depreciation of investments	(4,708)

Net tax depreciation of investments	$(605)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND continued	JUNE 30, 2009 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the California Tax-Exempt Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2009:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
California Tax-Exempt Fund	$—	$140,184	(1)	$—	$140,184

(1)	Classifications as defined in the Schedule of Investments.

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ACA - American Capital Access

AMBAC - American Municipal Bond Assurance Corporation

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Corporation

FSA - Financial Security Assurance

G.O. - General Obligation

NATL-RE - National Public Finance Guarantee Corp.

PCR - Pollution Control Revenue

PFA - Public Finance Authority

TRB - Tax Revenue Bonds

VRDB - Variable Rate Demand Bonds

XLCA - XL Capital Assurance

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND	JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.9%
Alabama - 0.4%
Butler Industrial Development Board Solid Waste Disposal Revenue Refunding Bonds (AMT), Georgia-Pacific Corp. Project,
5.75%, 9/1/28	$1,000	$719
Camden Industrial Development Board Revenue Refunding Bonds, Series A, Weyerhaeuser Company, Prerefunded,
6.13%, 12/1/13	1,000	1,159

		1,878

Alaska - 0.2%
Alaska IDA & Export Authority Revenue Bonds, Boys & Girls Home,
5.88%, 12/1/27	1,500	1,014

Arizona - 3.8%
Arizona Health Facilities Authority Health Care Facilities Revenue Bonds, Beatitudes Campus Project,
5.20%, 10/1/37	2,500	1,530
Arizona Health Facilities Authority Hospital System Revenue Bonds, John C. Lincoln Health Network, Prerefunded,
6.88%, 12/1/10	1,000	1,098
Coconino County PCR Bonds, Series A (AMT), Tucson Electric Power Co.,
7.13%, 10/1/32	1,000	878
Flagstaff IDA Revenue Refunding Bonds, Northern Arizona Senior Living Community Project,
5.70%, 7/1/42	3,000	2,094
Glendale IDA Revenue Refunding Bonds, Midwestern University,
5.00%, 5/15/31	2,000	1,819
Navajo County PCR Refunding Bonds, Series B, Arizona Public Service Company Cholla Project,
5.50%, Mandatory Put 6/1/14	1,000	1,003
Navajo County PCR Refunding Bonds, Series E, Arizona Public Service Company Cholla Project,
5.75%, Mandatory Put 6/1/16	3,250	3,217
Peoria IDA Revenue Refunding Bonds, Series A, Sierra Winds Life,
6.25%, 8/15/20	500	468
Pima County IDA Revenue Bonds, Series A, American Charter School Foundation,
5.63%, 7/1/38	2,440	1,704
Salt River Project Agricultural Improvement & Power District Electric System Revenue Bonds, Series A,
5.00%, 1/1/33	3,000	2,988
Yavapai County IDA Hospital Facilities Revenue Bonds, Series A, Yavapai Regional Medical Center,
6.00%, 8/1/33	500	453

		17,252

Arkansas - 0.1%
Little Rock Hotel & Restaurant Gross Receipts Refunding TRB,
7.38%, 8/1/15	500	581

California - 3.9%
California Educational Facilities Authority Revenue Bonds, Dominican University,
5.00%, 12/1/25	890	724
5.00%, 12/1/36	2,000	1,477
California Municipal Finance Authority Revenue Bonds, Biola University,
5.88%, 10/1/34	1,000	904
California State Department of Water Resources Power Supply Revenue Bonds, Series A,
6.00%, 5/1/14	500	543
California State Public Works Board Lease Revenue Bonds, Series C, Department of Corrections,
5.50%, 6/1/15	1,000	1,027
California State Various Purpose G.O. Unlimited Bonds,
5.75%, 4/1/31	2,500	2,427
California Statewide Communities Development Authority Revenue Bonds, Series A, California Baptist University,
5.50%, 11/1/38	2,000	1,253
Chula Vista Industrial Development Revenue Bonds, Series D, San Diego Gas & Electric Company,
5.88%, 1/1/34	3,000	3,003
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series A, Enhanced Asset Backed,
5.00%, 6/1/45	2,000	1,608
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series A-5, Asset Backed, Prerefunded,
7.88%, 6/1/13	500	602

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND    continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.9% continued
California - 3.9% continued
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series B, Enhanced Asset Backed, Prerefunded,
5.50%, 6/1/13	$1,000	$1,118
San Diego Public Facilities Financing Authority Sewer Revenue Bonds, Series A,
5.25%, 5/15/39	3,165	2,996

		17,682

Colorado - 2.8%
Colorado Health Facilities Authority Revenue Bonds, Portercare Adventist Health Hospital, Prerefunded,
6.50%, 11/15/11	500	566
Copperleaf Metropolitan District No. 2 G.O. Limited Bonds,
5.85%, 12/1/26	2,000	1,304
Denver City & County G.O. Unlimited Bonds, Series A, Better Denver & Zoo,
5.00%, 8/1/24	2,500	2,676
E-470 Public Highway Authority Revenue Bonds, Series C1 (NATL-RE Insured),
5.50%, 9/1/24	2,000	1,744
E-470 Public Highway Authority Revenue Bonds, Series D2 (NATL-RE Insured),
5.00%, Mandatory Put 9/2/13	2,000	1,975
Prairie Center Metropolitan District No. 3 Limited Property Tax Supported Primary Improvements G.O. Limited Bonds, Series A,
5.40%, 12/15/31	2,700	1,697
Stone Ridge Metropolitan District No. 2 G.O. Limited Bonds,
7.25%, 12/1/31	3,500	2,510

		12,472

District of Columbia - 1.1%
District of Columbia Revenue Bonds, Methodist Home of the District of Columbia Issue,
6.00%, 1/1/20	400	347
District of Columbia University Revenue Bonds, Series C, Georgetown University,
5.25%, Mandatory Put 4/1/23	3,500	3,515
Washington D.C. Metropolitan Area Transit Authority Revenue Bonds, Series A,
5.13%, 7/1/32	1,000	997

		4,859

Florida - 7.1%
Belmont Community Development District Capital Improvement Special Assessment Revenue Bonds, Series B,
5.13%, 11/1/14(1)	1,990	483
Broward County Airport Exempt Facility Revenue Bonds (AMT), Learjet, Inc. Project, Guaranteed by Bombardier, Inc.,
7.50%, 11/1/20	3,430	3,100
Capital Trust Agency Revenue Bonds (AMT), Fort Lauderdale Project, Cargo Acquisition Companies Obligated Group,
5.75%, 1/1/32	1,525	1,041
Crossings at Fleming Island Community Development District Special Assessment Revenue Refunding Bonds, Series C,
7.05%, 5/1/15	400	373
Florida State Municipal Power Agency All Requirements Revenue Bonds,
5.75%, 10/1/27	3,290	3,435
Halifax Hospital Medical Center & Improvement Refunding Revenue Bonds, Series A,
5.38%, 6/1/46	2,000	1,547
Highlands County Health Facilities Authority Revenue Bonds, Series A, Adventist Health System/Sunbelt, Prerefunded,
6.00%, 11/15/11	1,250	1,384
Hillsborough County IDA PCR Bonds, Series A, Tampa Electric Co. Project,
5.65%, 5/15/18	2,000	2,070
Hillsborough County IDA PCR Bonds, Series E, Tampa Electric Co. Project,
5.10%, 10/1/13	1,000	1,003
Islands at Doral III Community District Special Assessment Bonds, Series 2004-A,
5.90%, 5/1/35	945	588

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.9% continued
Florida - 7.1% continued
Jacksonville Econonomic Development Commission Common Health Care Facilities Revenue Refunding Bonds, Series A, Florida Proton Therapy Institution,
6.00%, 9/1/17	$2,980	$2,815
Lee County IDA IDR Bonds, Series A, Lee County Community Charter School LLC Project,
5.25%, 6/15/27	2,000	1,256
5.38%, 6/15/37	2,000	1,165
Miami-Dade County Airport Revenue Bonds, Series A, Miami International Airport (Hub of the Americas),
5.50%, 10/1/41	4,000	3,743
Palm Glades Community Development District Special Assessment Bonds, Series B,
4.85%, 8/1/11	1,400	981
Reunion East Community Development District Special Assessment Bonds,
5.80%, 5/1/36	800	427
Reunion West Community Development District Special Assessment Bonds,
6.25%, 5/1/36	960	450
Seminole Indian Tribe of Florida Special Obligation Revenue Bonds, Series A,
5.75%, 10/1/22(2)	1,000	905
5.25%, 10/1/27(2)	2,000	1,653
South Village Community Development District Capital Improvement Revenue Bonds, Series A,
5.70%, 5/1/35	955	565
Sterling Hill Community Development District Capital Improvement Special Assessment Revenue Bonds, Series B,
5.50%, 11/1/10	170	154
Tern Bay Community Development District Capital Improvement Special Assessment Revenue Bonds, Series B,
5.00%, 5/1/15(1)	2,475	866
Verano Center Community Development District Special Assessment Bonds, Series B, District No. 1 Infrastructure Project,
5.00%, 11/1/12	750	589
Westchester Community Development District No. 1 Special Assessment Bonds, Community Infrastructure,
6.00%, 5/1/23	2,145	1,518

		32,111

Georgia - 3.6%
Athens-Clarke County Unified Government Water & Sewerage Revenue Bonds,
5.50%, 1/1/38	3,500	3,655
Atlanta Tax Allocation Bonds, Princeton Lakes Project,
5.50%, 1/1/31	1,035	731
Atlanta Water & Wastewater Revenue Bonds, Series A,
6.25%, 11/1/34	3,500	3,518
Effingham County IDA PCR Refunding Bonds, Georgia Pacific Corp Project,
6.50%, 6/1/31	2,000	1,595
Milledgeville-Baldwin County Development Authority Revenue Bonds, Georgia College & State University Foundation, Prerefunded,
6.00%, 9/1/14	3,500	4,201
Municipal Electric Authority of Georgia Project One Subordinated Bonds, Series D, General Resolution Project,
6.00%, 1/1/23	1,500	1,631
5.50%, 1/1/26	1,000	1,036

		16,367

Idaho - 0.5%
Madison County Hospital Revenue COP,
5.25%, 9/1/26	1,500	1,189
5.25%, 9/1/30	1,500	1,122

		2,311

Illinois - 6.8%
Illinois Development Finance Authority Revenue Bonds, Series B, Midwestern University, Prerefunded,
6.00%, 5/15/11	500	552
Illinois Educational Facilities Authority Student Housing Revenue Bonds, Educational Advancement Fund University Center Project, Prerefunded,
6.25%, 5/1/12	750	861
Illinois Finance Authority PCR Refunding Bonds, Series C-1, Central Illinois Power-Amerencips Corp.,
5.95%, 8/15/26	3,000	2,637

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND    continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.9% continued
Illinois - 6.8% continued
Illinois Finance Authority Revenue Bonds, Series A, Elmhurst Memorial Healthcare,
5.63%, 1/1/37	$3,750	$3,144
Illinois Finance Authority Revenue Bonds, Series A, Illinois Institute of Technology,
5.00%, 4/1/20	3,000	2,624
Illinois Finance Authority Revenue Bonds, Series A, Landing at Plymouth Place Project,
6.00%, 5/15/37	1,250	866
Illinois Finance Authority Revenue Bonds, Series A, Montgomery Place Project,
5.75%, 5/15/38	2,950	1,895
Illinois Finance Authority Revenue Bonds, Series A, Provena Health,
7.75%, 8/15/34	3,500	3,439
Illinois Finance Authority Revenue Bonds, Series A, Smith Village Project,
6.25%, 11/15/35	3,000	2,307
Illinois Finance Authority Revenue Bonds, Series A, Three Crowns Park Plaza Project,
5.88%, 2/15/38	2,500	1,839
Illinois Finance Authority Revenue Bonds, Silver Cross Hospital & Medical Centers,
6.88%, 8/15/38	4,000	3,833
Illinois Finance Authority Revenue Refunding Bonds, Chicago Charter School Project,
5.00%, 12/1/36	3,000	1,975
Illinois Finance Authority Student Housing Revenue Refunding Bonds, Series A, Educational Advancement Fund,
5.25%, 5/1/34	4,485	3,257
Illinois Health Facilities Authority Revenue Bonds, Riverside Health System, Prerefunded,
6.00%, 11/15/12	1,000	1,141

		30,370

Indiana - 3.4%
Indiana Health & Educational Facilities Financing Authority Hospital Revenue Bonds, Community Foundation Northwest Indiana,
5.50%, 3/1/37	2,400	2,016
Indiana Health Facilities Financing Authority Hospital Revenue Bonds Unrefunded Balance, Series A, Community Foundation,
6.38%, 8/1/31	125	119
Indiana Health Facilities Financing Authority Hospital Revenue Bonds, Series A, Community Foundation of Northwest Indiana,
6.00%, 3/1/34	1,000	899
Indiana Health Facilities Financing Authority Hospital Revenue Bonds, Series A, Community Foundation, Prerefunded,
6.38%, 8/1/11	375	414
Indiana Municipal Power Agency Power Supply System Revenue Bonds, Series B,
6.00%, 1/1/39	2,000	2,041
Indiana State Finance Authority Environmental Revenue Bonds, Series B, Duke Energy,
6.00%, 8/1/39	2,000	2,009
North Manchester Revenue Bonds, Series A, Peabody Retirement Community Project,
7.25%, 7/1/33	750	530
Petersburg PCR Bonds (AMT), Indianapolis Power & Light,
6.38%, 11/1/29	3,000	2,565
Rockport PCR Refunding Bonds, Series B, Indiana Michigan Power Company Project,
6.25%, Mandatory Put 6/2/14	2,500	2,547
Vigo County Hospital Authority Revenue Bonds, Union Hospital, Inc.,
5.70%, 9/1/37(2)	2,000	1,412
5.75%, 9/1/42(2)	1,000	697

		15,249

Iowa - 1.7%
Bremer County Healthcare & Residential Facilities Revenue Bonds, Bartels Lutheran Home Project, Prerefunded,
7.25%, 11/15/09	500	517
Coralville COP, Series D,
5.25%, 6/1/26	2,200	2,140
Iowa Finance Authority Retirement Community Revenue Bonds, Edgewater LLC Project,
6.75%, 11/15/37	3,000	2,334

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.9% continued
Iowa - 1.7% continued
Iowa Finance Authority Senior Housing Revenue Bonds, Series A, Wedum Walnut Ridge LLC Project,
5.63%, 12/1/45	$3,000	$1,354
Iowa Higher Education Loan Authority Revenue Bonds, Series B, Wartburg Private College Facilities,
5.55%, 10/1/37	1,500	1,376

		7,721

Louisiana - 1.1%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Westlake Chemical Corp. Projects,
6.75%, 11/1/32	3,000	2,407
Parish of St. John The Baptist Revenue Bonds, Series A, Marathon Oil Corp.,
5.13%, 6/1/37	3,000	2,508

		4,915

Maryland - 2.4%
Annapolis Special Obligation Tax Allocation Bonds, Series A, Park Place Project,
5.35%, 7/1/34	1,000	600
Anne Arundel County Special Obligation Tax Allocation Bonds, National Business Park Project, Prerefunded,
7.38%, 7/1/10	500	543
Maryland Industrial Development Financing Authority Revenue Bonds, Series A, Our Lady of Good Counsel School,
6.00%, 5/1/35	1,000	757
Maryland State & Local Facilities G.O. Unlimited Bonds, First Series,
5.00%, 8/1/15	3,000	3,382
Maryland State Economic Development Corp. Student Housing Revenue Bonds, University of Maryland, College Park Project, Prerefunded,
5.63%, 6/1/13	1,000	1,147
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series A, Mercy Medical Center,
5.00%, 7/1/37	2,750	2,230
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series A, Mercy Ridge, Prerefunded,
6.00%, 4/1/13	1,000	1,152
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Washington County Hospital,
5.75%, 1/1/38	1,000	846

		10,657

Massachusetts - 1.8%
Massachusetts State Development Finance Agency Revenue Bonds, Hampshire College,
5.70%, 10/1/34	1,000	779
Massachusetts State Development Finance Agency Revenue Bonds, Series B, Briarwood, Prerefunded,
8.25%, 12/1/10	500	553
Massachusetts State Development Finance Agency Solid Waste Disposal Revenue Refunding Bonds, Dominion Energy Brayton Point Issue,
5.75%, Mandatory Put 5/1/19	2,000	2,068
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series E, Berkshire Health System,
6.25%, 10/1/31	500	463
Massachusetts State Turnpike Authority Revenue Bonds, Series A (FGIC-TCRS Insured), Escrowed to Maturity,
5.00%, 1/1/20	3,700	4,177

		8,040

Michigan - 2.0%
Flint Hospital Building Authority Revenue Refunding Bonds, Hurley Medical Center,
6.00%, 7/1/20	1,000	902
Michigan State Strategic Limited Obligation Revenue Refunding Bonds, Series B-1, Dow Chemical Company Project,
6.25%, 6/1/14	4,000	4,033
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series A,
6.00%, 6/1/48	3,000	1,786
Royal Oak Hospital Finance Authority Hospital Revenue Bonds, William Beaumont Hospital Obligated Group,
8.25%, 9/1/39	2,000	2,263

		8,984

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND    continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.9% continued
Minnesota - 0.2%
Duluth Economic Development Authority Health Care Facilities Revenue Bonds, St. Luke’s Hospital,
7.25%, 6/15/32	$750	$690

Mississippi - 0.7%
Mississippi Development Bank Special Obligation Revenue Bonds, Harrison County Highway Construction (NATL-RE FGIC Insured),
5.00%, 1/1/16	3,000	3,245

Missouri - 0.5%
Saint Louis IDA Senior Living Facilities Revenue Bonds, Series A, Saint Andrews Residence for Seniors,
6.38%, 12/1/41	3,005	2,331

New Jersey - 1.7%
New Jersey Economic Development Authority Revenue Bonds, Cigarette Tax,
5.75%, 6/15/34	3,000	2,328
New Jersey Economic Development Authority Revenue Bonds, Series A, First Mortgage-Lions Gate Project,
5.88%, 1/1/37	800	594
New Jersey Health Care Facilities Financing Authority Revenue Bonds, St. Josephs Healthcare System,
6.63%, 7/1/38	2,000	1,627
New Jersey State Educational Facilities Authority Revenue Bonds, Series D, Fairleigh Dickinson University,
6.00%, 7/1/25	1,000	976
Tobacco Settlement Financing Corp. Revenue Bonds, Prerefunded,
6.75%, 6/1/13	500	595
Tobacco Settlement Financing Corp. Revenue Bonds, Series 1A,
5.00%, 6/1/41	3,000	1,622

		7,742

New York - 8.3%
Long Island Power Authority Electric Systems Revenue Bonds, Series B,
5.25%, 12/1/14	3,000	3,238
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series A (NATL-RE FGIC Insured),
5.25%, 11/15/14	1,695	1,884
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series B,
5.25%, 11/15/27	5,000	5,108
New York City IDA Special Facilities Revenue Bonds, Series A, New York Stock Exchange Project,
5.40%, 5/1/18	3,155	3,157
5.63%, 5/1/29	2,000	2,001
New York City Industrial Development Agency Special Facilities Revenue Bonds (AMT), Terminal One Group Association Project,
5.50%, 1/1/24	1,000	880
New York City Transitional Finance Authority Revenue Refunding Bonds, Series A-1, Future Tax Secured,
5.00%, 11/1/14	2,000	2,230
New York Liberty Development Corp. Revenue Bonds, Series A, National Sports Museum Project,
6.13%, 2/15/19	2,200	7
New York State Dormitory Authority Revenue Bonds, Orange Regional Medical Center,
6.25%, 12/1/37	2,000	1,525
New York State Dormitory Authority School Districts Revenue Bonds, Series C, Financing Program,
5.00%, 10/1/21	5,000	5,145
New York State Environmental Facilities Corp. Clean Water & Drinking Revenue Bonds, Series A,
5.25%, 6/15/27	4,000	4,228
New York State Thruway Authority Personal Income TRB, Series A,
5.00%, 3/15/27	4,000	4,094
Triborough Bridge & Tunnel Authority Revenue Bonds, Series C (G.O. of Authority),
5.00%, 11/15/38	3,750	3,704

		37,201

North Carolina - 2.9%
North Carolina Capital Facilities Finance Agency Revenue Bonds, Series B, Duke University Project,
5.00%, 10/1/38	3,500	3,554

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.9% continued
North Carolina - 2.9% continued
North Carolina Eastern Municipal Power Agency Power System Revenue Bonds, Series A,
5.50%, 1/1/26	$670	$694
North Carolina Eastern Municipal Power Agency Power System Revenue Bonds, Series D,
6.45%, 1/1/14	385	394
North Carolina Eastern Municipal Power Agency Power System Revenue Refunding Bonds, Series B,
5.70%, 1/1/17	1,430	1,456
North Carolina Eastern Municipal Power Agency Power System Revenue Refunding Bonds, Series F,
5.38%, 1/1/13	1,000	1,075
North Carolina Medical Care Commission Health Care Facilities Revenue Bonds, Series A, First Mortgage-Deerfield, Episcopal Retirement Community,
6.13%, 11/1/38	2,000	1,721
North Carolina Medical Care Commission Retirement Facilities Revenue Bonds, Series A, Southminster Project,
5.75%, 10/1/37	2,000	1,457
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue Bonds, Series A,
5.50%, 1/1/13	1,000	1,078
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue Refunding Bonds, Series A,
5.25%, 1/1/17	1,500	1,588

		13,017

Ohio - 3.5%
American Municipal Power-Ohio, Inc., Revenue Bonds, Series A, Prairie State Energy Campus Project,
5.25%, 2/15/25	5,000	5,097
Buckeye Tobacco Settlement Financing Authority Asset Backed Revenue Bonds, Series A-2,
5.75%, 6/1/34	2,000	1,286
6.50%, 6/1/47	1,000	620
Ohio Air Quality Development Authority PCR Refunding Bonds, Series 2009-B, FirstEnergy Generation Corp. Project,
5.25%, Mandatory Put 3/1/11	1,000	1,016
Ohio Air Quality Development Authority Revenue Refunding Bonds, Series A, FirstEnergy Nuclear Generation Corp. Project,
5.75%, Mandatory Put 6/1/16	1,000	1,016
Ohio State Higher Educational Facility Commission Revenue Bonds, Series C, Xavier University,
5.75%, 5/1/28	3,000	3,116
Toledo-Lucas County Port Authority Revenue Refunding Bonds, CSX Transportation, Inc. Project,
6.45%, 12/15/21	3,600	3,779

		15,930

Oklahoma - 0.6%
Langston Economic Development Authority Student Housing Revenue Bonds, Series A, Langston Community Development Corp., Prerefunded,
7.75%, 8/1/10	500	537
Oklahoma Development Finance Authority Hospital Revenue Bonds, Great Plains Regional Medical Center Project,
5.13%, 12/1/36	2,840	2,120

		2,657

Oregon - 0.7%
Oregon Health Sciences University Revenue Bonds, Series A,
5.75%, 7/1/39	3,250	3,191

Pennsylvania - 7.7%
Allegheny County Hospital Development Authority Revenue Bonds, Series 2007-A, West Penn Allegheny Health System,
5.00%, 11/15/28	4,000	2,528
Allegheny County Redevelopment Authority Tax Allocation Revenue Bonds, Pittsburgh Mills Project,
5.60%, 7/1/23	2,000	1,547
Beaver County IDA PCR Refunding Bonds, Series 2008-C (AMT), FirstEnergy Generation Corp. Project,
7.13%, Mandatory Put 6/1/11	2,000	2,078
Butler County Hospital Authority Revenue Bonds, Butler Health System Project,
7.13%, 7/1/29	3,000	3,172

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.9% continued
Pennsylvania - 7.7% continued
Carbon County IDA Resource Recovery Refunding Bonds (AMT), Panther Creek Partners Project,
6.65%, 5/1/10	$475	$475
Lancaster County Hospital Authority Revenue Bonds, Series A, Brethren Village Project,
6.50%, 7/1/40	1,450	1,255
Montgomery County Higher Education & Health Authority Revenue Bonds, Series A, Philadelphia Geriatric Center, Prerefunded,
7.25%, 12/1/09	500	523
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue Bonds, Series A (AMT), Amtrak Project,
6.13%, 11/1/21	1,400	1,311
6.38%, 11/1/41	2,000	1,698
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue Bonds, Series A (AMT), Reliant Energy,
6.75%, 12/1/36	1,335	1,239
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue Bonds, Series B (AMT), Reliant Energy,
6.75%, 12/1/36	1,145	1,062
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue Refunding Bonds, Series A, Exelon Generation Company,
5.00%, Mandatory Put 6/1/12	1,000	1,005
Pennsylvania Economic Development Financing Authority Water Facilities Revenue Bonds, Pennsylvania - American Water Co. Project,
6.20%, 4/1/39	2,000	2,011
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Edinboro University,
5.88%, 7/1/38	1,400	1,215
Pennsylvania State G.O. Limited Bonds, Second Series,
5.00%, 4/15/20	5,000	5,594
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Series A, Philadelphia University,
5.25%, 6/1/32	1,250	954
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Widener University,
5.40%, 7/15/36	750	661
Pennsylvania State Higher Educational Facilities Authority Student Housing Revenue Bonds, Series A, Student Association, Inc. Project, California University of Pennsylvania,
6.75%, 9/1/32	490	406
Philadelphia Hospitals & Higher Education Facilities Authority Hospital Revenue Refunding Bonds, Series A, Temple University Health Systems,
5.50%, 7/1/30	3,000	2,311
Philadelphia Water & Wastewater Revenue Bonds, Series A,
5.25%, 1/1/36	2,975	2,880
Washington County Redevelopment Authority Revenue Bonds, Series A, Victory Centre Project - Tanger Outlet Development,
5.45%, 7/1/35	1,000	596

		34,521

Puerto Rico - 0.2%
Puerto Rico Highway & Transportation Authority Transportation Revenue Bonds,
5.00%, 7/1/09	1,000	1,000

South Carolina - 0.2%
Lancaster County Special Assessment Revenue Bonds, Series B, Edenmoor Improvement District,
5.38%, 12/1/16	1,740	698

Tennessee - 0.3%
Sumner County Health Educational & Housing Facilities Board Revenue Refunding Bonds, Series A, Sumner Regional Health Systems, Inc.,
5.50%, 11/1/37	3,000	1,173

Texas - 9.7%
Austin City Convention Center Revenue Bonds, Series A, Convention Enterprise, Inc., First Tier, Prerefunded,
6.70%, 1/1/11	700	760
Brazos County Health Facilities Development Corp. Franciscan Services Corp. Revenue Bonds,
5.38%, 1/1/32	2,545	2,073

TAX-EXEMPT FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.9% continued
Texas - 9.7% continued
Brazos River Authority PCR Refunding Bonds, Series A (AMT), TXU Electric Co. Project,
8.25%, 10/1/30	$2,500	$1,200
Brazos River Authority Refunding PCR Bonds, Series A (AMT), TXU Electric Co. Project,
7.70%, 4/1/33	2,285	1,097
Comal County Health Facilities Development Revenue Bonds, Series A, McKenna Memorial Project, Prerefunded,
6.13%, 2/1/13	3,000	3,457
Cypress-Fairbanks Independent School District Refunding G.O. Unlimited Bonds (PSF Gtd.),
5.00%, 2/15/35	4,000	4,027
Dallas County Flood Control District No. 1 G.O. Unlimited Refunding Bonds,
7.25%, 4/1/32	1,000	1,000
Grand Prairie Independent School District G.O. Unlimited Bonds, Series A (PSF Gtd.),
5.00%, 2/15/37	3,540	3,557
HFDC of Central Texas, Inc. Retirement Facilities Revenue Bonds, Series A, Legacy of Willow Bend,
5.75%, 11/1/36	3,000	1,983
Houston Industrial Development Corp. Revenue Bonds (AMT), Air Cargo,
6.38%, 1/1/23	500	407
Lower Colorado River Authority Revenue Refunding Bonds,
5.63%, 5/15/39	3,000	2,985
Lufkin Health Facilities Development Corp. Health Systems Revenue Bonds, Memorial Health Systems East Texas,
5.50%, 2/15/37	1,320	925
Matagorda County Navigation District No. 1 Collateralized Revenue Refunding Bonds, Centerpoint Energy Houston Electric, LLC Project,
5.60%, 3/1/27	3,000	2,889
Matagorda County Navigation District No. 1 PCR Refunding Bonds, Series A, Central Power & Light Co. Project,
6.30%, 11/1/29(3)	1,000	1,014
Mission Economic Development Corp. Solid Waste Disposal Revenue Bonds (AMT), Waste Management, Inc. Project,
6.00%, Mandatory Put 8/1/13	2,000	2,077
Mission Economic Development Corp. Solid Waste Disposal Revenue Bonds, Series A (AMT), Allied Waste N.A., Inc. Project,
5.20%, 4/1/18	3,500	3,228
Sabine River Authority PCR Refunding Bonds, Series B, TXU Energy Co. LLC Project,
6.15%, 8/1/22	500	245
Sam Rayburn Municipal Power Agency Revenue Refunding Bonds,
6.00%, 10/1/21	500	501
San Antonio Electric & Gas Revenue Refunding Bonds,
5.00%, 2/1/26	4,535	4,664
Tarrant County Cultural Education Facilities Finance Corp. Retirement Revenue Bonds, Air Force Village Obligated Group Project,
5.13%, 5/15/37	3,000	2,111
Tyler Health Facilities Development Corp. Hospital Revenue Refunding Bonds, Series A, East Texas Medical Center,
5.38%, 11/1/37	4,300	3,298

		43,498

Virgin Islands - 0.1%
University of the Virgin Islands General Improvement Bonds, Series A (G.O. of University),
5.38%, 6/1/34	750	625

Virginia - 3.9%
Amherst IDA Revenue Refunding Bonds, Educational Facilities - Sweet Briar,
5.00%, 9/1/26	1,000	808
Charles City & County IDA Solid Waste Disposal Facilities Revenue Bonds (AMT), Waste Management, Inc. Project,
6.25%, Mandatory Put 4/1/12	500	523
Chesapeake Hospital Authority Facilities Revenue Bonds, Series A Chesapeake General Hospital,
5.25%, 7/1/18	1,500	1,505

NORTHERN FUNDS QUARTERLY REPORT    9    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND    continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.9% continued
Virginia - 3.9% continued
Chesterfield County Economic Development Authority PCR Refunding Bonds, Series A, Virginia Electric & Power,
5.00%, 5/1/23	$1,000	$1,036
Fairfax County Economic Development Authority Residential Care Facilities Mortgage Revenue Bonds, Goodwin House, Inc.,
5.13%, 10/1/37	2,000	1,545
5.13%, 10/1/42	1,000	756
Richmond Public Utilities Revenue Refunding Bonds,
5.00%, 1/15/35	2,000	2,006
Tobacco Settlement Financing Corp. Tobacco Settlement Asset Backed Bonds, Prerefunded,
5.63%, 6/1/15	4,530	5,195
Tobacco Settlement Financing Corp. Tobacco Settlement Asset Backed Bonds, Series B1-Senior,
5.00%, 6/1/47	1,000	551
Virginia State Public School Authority Revenue Bonds, Series B1, School Financing 1997 Resolution,
5.00%, 8/1/28	3,345	3,515
West Point IDA Solid Waste Disposal Revenue Bonds, Series A (AMT), Chesapeake Corp. Project,
6.38%, 3/1/19(1)	1,575	39
West Point IDA Solid Waste Disposal Revenue Bonds, Series B, Chesapeake Corp. Project,
6.25%, 3/1/19(1)	1,680	42

		17,521

Washington - 2.7%
Snohomish County School District No. 201 G.O. Unlimited Bonds,
5.25%, 12/1/21	5,000	5,535
Washington State Housing Finance Commission Nonprofit Revenue Bonds, Series A, Skyline at First Hill Project,
5.25%, 1/1/17	2,000	1,682
5.63%, 1/1/27	1,000	712
Washington State Various Purpose G.O. Unlimited Bonds, Series E,
5.00%, 2/1/28	3,850	3,965

		11,894

Wisconsin - 1.6%
Green Bay Redevelopment Authority IDR Bonds, Fort James Project,
5.60%, 5/1/19	2,000	1,606
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series A, Beaver Dam Community Hospitals,
6.75%, 8/15/34	1,000	806
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Vernon Memorial Healthcare Project,
5.10%, 3/1/25	1,000	826
5.25%, 3/1/35	2,650	2,016
Wisconsin Health & Educational Facilities Authority Revenue Refunding Bonds, Divine Savior Healthcare,
5.00%, 5/1/32	3,155	2,055

		7,309

Wyoming - 0.7%
Sweetwater County Solid Waste Disposal Revenue Refunding Bonds (AMT), FMC Corp. Project,
5.60%, 12/1/35	4,005	3,224

Total Municipal Bonds

(Cost $452,328)		399,930

SHORT-TERM INVESTMENTS - 9.8%
Arizona Health Facilities Authority Revenue VRDB, Series B, Banner Health (Scotiabank LOC),
0.20%, 7/1/09	390	390
Chemung County Industrial Development Agency Civic Facilities Revenue VRDB, Series A, Elmira College Project,
0.28%, 7/2/09	2,800	2,800
Gulf Coast Waste Disposal Authority PCR Refunding VRDB, Amoco Oil Company Project,
0.21%, 7/1/09	2,900	2,900
Harris County Cultural Education Facilities Finance Corp. Revenue VRDB, Subseries C-1, Methodist Hospital,
0.18%, 7/1/09	100	100
Illinois Finance Authority Revenue VRDB, Series A, Central DuPuge Health,
0.18%, 7/1/09	280	280

TAX-EXEMPT FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 9.8% continued
Iowa Higher Education Loan Authority Revenue VRDB, Loras College Facility Project, (LaSalle Bank LOC),
0.20%, 7/1/09	$5,000	$5,000
Kansas City IDA Revenue VRDB, Series B, Downtown Redevelopment District (JP Morgan Chase Bank LOC),
0.35%, 7/1/09	800	800
Louisiana Public Facilities Authority Revenue VRDB, Dynamic Fuels LLC Project (JP Morgan Chase Bank LOC),
0.20%, 7/1/09	500	500
Lower Neches Valley Authority Industrial Development Corp. Exempt Facilities Revenue Refunding VRDB, Series A, Exxonmobil Project,
0.28%, 7/1/09	400	400
North Texas Tollway Authority Revenue VRDB, Series C (NATL-RE FGIC Insured),
9.50%, 7/1/09	4,000	4,000
Pennsylvania State Turnpike Revenue VRDB, Series B,
1.30%, 7/2/09	1,355	1,355
Pima County IDA Revenue VRDB, Series A, Senior Living Facilities - La Posada (LaSalle Bank N.A. LOC),
0.30%, 7/2/09	3,810	3,810
South Dakota Health & Educational Facilities Authority Revenue VRDB, Regional Health (U.S. Bank N.A. LOC),
0.30%, 7/1/09	4,300	4,300
Texas State Transportation Commission Revenue VRDB, Series B, First Tier,
0.23%, 7/1/09	4,500	4,500
University of Massachusetts Building Authority Revenue Refunding VRDB, Series 2008-4, (State Gtd.),
0.25%, 7/1/09	5,800	5,800
Utah Water Finance Agency Revenue VRDB, Series B-3,
0.33%, 7/1/09	6,400	6,400
Valdez Marine Term Revenue Refunding VRDB, Series B, Exxon Pipeline Co. Project,
0.17%, 7/1/09	700	700

Total Short-Term Investments

(Cost $44,035)		44,035

Total Investments - 98.7%

(Cost $496,363)		443,965
Other Assets less Liabilities - 1.3%		5,751

NET ASSETS - 100.0%		$449,716

(1)	Issuer has defaulted on terms of debt obligation.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds.
(3)	When-Issued Security.

Percentages shown are based on Net Assets.

At June 30, 2009, the industry sectors for the High Yield Municipal Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Development	5.4%
General	8.8
Higher Education	13.2
Medical	15.5
Nursing	8.1
Pollution	10.5
Power	8.8
Transportation	6.9
All other sectors less than 5%	22.8

Total	100.0%

Federal Tax Information:

At June 30,2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$496,363

Gross tax appreciation of investments	$7,532
Gross tax depreciation of investments	(59,930)

Net tax depreciation of investments	$(52,398)

NORTHERN FUNDS QUARTERLY REPORT    11    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued	JUNE 30, 2009 (UNAUDITED)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the High Yield Municipal Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2009:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
High Yield Municipal Fund	$—	$443,965	(1)	$—	$443,965

(1)	Classifications as defined in the Schedule of Investments.

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMT - Alternative Minimum Tax

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Corporation

G.O. - General Obligation

Gtd. - Guaranteed

IDA - Industrial Development Authority

IDR - Industrial Development Revenue

LOC - Letter of Credit

NATL-RE - National Public Finance Guarantee Corp.

PCR - Pollution Control Revenue

TCRS - Transferable Custodial Receipts

TRB - Tax Revenue Bonds

VRDB - Variable Rate Demand Bonds

TAX-EXEMPT FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND	JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.1%
Arizona - 3.0%
Arizona School Facilities Board COP,
5.25%, 9/1/23	$10,000	$10,072
Arizona State Transportation Board TRB, Maricopa County Regional Area,
5.25%, 7/1/20	10,000	11,048
Maricopa County Community College District G.O. Unlimited Bonds, Series C,
4.00%, 7/1/21	2,000	2,022
Phoenix Civic Improvement Corp. Transit Excise TRB, Light Rail Project (AMBAC Insured),
5.00%, 7/1/17	5,000	5,297
Rio Nuevo Multipurpose Facilities District Excise TRB, Sub Lien, (Assured Guaranty Insured),
5.75%, 7/15/18	4,725	5,035
Salt River Project Agricultural Improvement & Power District Electric System Revenue Bonds, Series A,
5.00%, 1/1/38	5,000	5,000

		38,474

California - 11.2%
Alvord Unified School District G.O. Unlimited Refunding Bonds, Series A (FSA-CR NATL-RE Insured),
5.90%, 8/1/30	2,450	2,682
Bay Area Government Association Infrastructure Financing Authority Revenue Bonds, Payment Acceleration Notes (XLCA Insured),
5.00%, 8/1/13	2,500	2,517
California Educational Facilities Authority Revenue Bonds, Series A, University of Southern California,
5.25%, 10/1/38	2,500	2,574
California Housing Finance Agency Revenue Bonds, Series A (AMT) (FSA Insured),
4.50%, 2/1/20	5,000	4,422
California Housing Finance Agency Revenue Bonds, Series J (AMT),
4.95%, 8/1/22	6,070	5,249
California State Department of Water Resources Power Supply Revenue Bonds, Series A,
6.00%, 5/1/14	10,000	10,860
California State Department of Water Resources Power Supply Revenue Bonds, Series H (FSA Insured),
5.00%, 5/1/21	405	418
California State Department of Water Resources Power Supply Revenue Refunding Bonds, Series H (FSA-CR Insured),
5.00%, 5/1/22	5,000	5,127
California State Economic Recovery G.O. Unlimited Bonds, Series A (FGIC-TCRS Insured),
5.00%, 7/1/17	5,000	5,030
California State Economic Recovery G.O. Unlimited Bonds, Series A (NATL-RE FGIC Insured),
5.25%, 7/1/14	5,000	5,292
California State G.O. Unlimited Bonds, Prerefunded,
5.75%, 5/1/10	390	411
5.75%, 5/1/10	50	53
California State G.O. Unlimited Bonds, Unrefunded Balance,
5.75%, 5/1/30	135	131
California State G.O. Unlimited Bonds, Unrefunded Balance (AMBAC Insured),
5.00%, 10/1/18	75	75
California State G.O. Unlimited Refunding Bonds,
5.00%, 8/1/20	2,500	2,441
Colton Joint Unified School District G.O. Unlimited Bonds, Series A (NATL-RE FGIC Insured),
5.38%, 8/1/26	2,500	2,514
East Bay Municipal Utility District Water System Revenue Refunding Bonds, Series A (NATL-RE FGIC Insured),
5.00%, 6/1/32	3,000	2,984
El Dorado Irrigation District COP, Series A (Assured Guaranty Insured),
5.75%, 8/1/39	1,000	1,007
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series A, Enhanced Asset Backed (AMBAC Insured),
5.00%, 6/1/21	3,000	2,676
Grossmont Unified High School District G.O. Unlimited Bonds, Election of 2004,
5.00%, 8/1/33	2,500	2,432
Long Beach Revenue Refunding Bonds, Series A (AMT) (NATL-RE Insured),
5.00%, 5/15/21	1,000	954

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND    continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.1% continued
California - 11.2% continued
Los Angeles Community College District G.O. Unlimited Bonds, Series E-1, Election 2001,
5.00%, 8/1/27	$2,000	$2,007
Los Angeles Community College District, G.O. Unlimited Bonds, 2003 Elections Series E, (FSA Insured),
5.00%, 8/1/22	4,035	4,151
Los Angeles County Sanitation Districts Financing Authority Revenue Bonds, Series A, Capital Project (FSA Insured),
5.00%, 10/1/21	5,005	5,145
Los Angeles Department of Water & Power Revenue Bonds, Subseries A-1,
5.25%, 7/1/38	7,500	7,527
Los Angeles Department of Water & Power Revenue Bonds, Subseries A-A-1,
5.00%, 7/1/24	5,000	5,001
Menlo Park G.O. Unlimited Bonds,
5.25%, 8/1/27	1,000	1,042
Metropolitan Water District of Southern California Waterworks Revenue Bonds, Series A,
5.00%, 7/1/32	5,000	5,056
Moreland School District G.O. Unlimited Bonds, Series C, Election of 2002 (FGIC Insured),
0.00%, 8/1/29	3,500	1,268
Port Oakland Revenue Bonds, Series K (AMT) (NATL-RE FGIC) Prerefunded,
5.75%, 5/10/10	15	16
Port Oakland Revenue Bonds, Unrefunded Balance, Series K (AMT) (NATL-RE FGIC),
5.75%, 5/10/10	2,070	2,083
Sacramento Municipal Utility District Electric Revenue Bonds, Series U (FSA Insured),
5.00%, 8/15/19	6,000	6,353
San Bernardino County Transportation Authority, Series A, Revenue Bonds,
5.00%, 5/1/12	5,500	5,836
San Diego Public Facilities Financing Authority, Water & Sewer Utility Revenue Refunding Bonds, Series B,
5.50%, 5/15/23	8,050	8,554
San Francisco Bay Area Rapid Transit Financing Authority G.O. Unlimited Bonds, Election of 2004,
5.00%, 8/1/35	5,000	5,016
San Mateo Union High School District COP Convertible Capital Appreciation, Series B, Phase I Projects (AMBAC Insured),
0.00%, 12/15/43	17,370	7,594
Sequoia Union High School District G.O. Unlimited Bonds, Series B, Election 2008,
5.00%, 7/1/32(1)	4,980	4,940
Sequoia Union High School District Refunding G.O. Unlimited Bonds (FSA Insured),
5.00%, 7/1/22	1,100	1,135
Southern California Public Power Authority Revenue Bonds, Series B, Southern Transmission Project,
6.00%, 7/1/27	5,000	5,281
Southern California Public Power Authority Revenue Refunding Bonds, Series A, Southern Transmission Project,
5.00%, 7/1/23	5,000	5,089
University of California Revenue Bonds, Multiple Purpose Projects, Series Q (FSA Insured), Prerefunded,
5.00%, 9/1/11	1,000	1,097

		144,040

Colorado - 3.6%
Dawson Ridge Metropolitan District No.1 G.O. Limited Refunding Bonds, Series A, Escrowed to Maturity,
0.00%, 10/1/22	36,900	19,718
Denver City & County Excise Refunding TRB, Series A (Assured Guaranty Insured),
6.00%, 9/1/23	5,550	5,969
Denver City & County School District No. 1 G.O. Unlimited Refunding Bonds, Series A (NATL-RE FGIC Insured State Aid Withholding),
5.50%, 12/1/22	5,000	5,681
E-470 Public Highway Authority Revenue Bonds, Series A1 (NATL-RE Insured),
5.25%, 9/1/16	10,475	9,934

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.1% continued
Colorado - 3.6% continued
Public Authority for Colorado Energy Natural Gas Revenue Bonds,
6.50%, 11/15/38	$5,000	$4,744

		46,046

District of Columbia - 0.4%
District of Columbia Water & Sewer Authority Public Utilities Revenue Bonds, Series A,
6.00%, 10/1/35	5,000	5,347

Florida - 5.5%
Boward County G.O. Unlimited Refunding Bonds, Series B,
5.00%, 1/1/22	2,000	2,113
Citizens Property Insurance Corp. Revenue Notes, Series A-2, High Risk Account,
4.50%, 6/1/10	10,000	10,122
Crossings at Fleming Island Community Development District Special Assessment Revenue Refunding Bonds, Series C,
7.05%, 5/1/15	200	186
Dade County G.O. Unlimited Refunding Bonds, Seaport (NATL-RE Insured),
6.50%, 10/1/10	400	427
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A,
5.00%, 7/1/13	10,000	10,348
Florida Municipal Power Agency All Requirements Power Revenue Bonds, Series A,
5.25%, 10/1/19	5,000	5,241
Florida State Board of Education G.O. Unlimited Bonds, Capital Outlay 2007, Series E,
5.00%, 6/1/23	4,780	5,015
Florida State Department of Transportation Right of Way G.O. Unlimited Revenue Bonds,
5.25%, 7/1/37	5,000	5,046
Gainesville Utility System Revenue Bonds, Series A (FSA Insured), Prerefunded,
5.00%, 10/1/15	5,000	5,752
Gainesville Utility Systems Revenue Bonds, Series A,
5.25%, 10/1/15	1,065	1,171
5.25%, 10/1/16	1,120	1,231
Lee County Transportation Revenue Refunding Bonds, Series A (AMBAC Insured),
5.50%, 10/1/14	900	968
Marco Island Utility System Revenue Bonds (NATL-RE Insured),
5.25%, 10/1/15	2,520	2,680
Miami-Dade County Aviation Revenue Refunding Bonds, Series D (AMT), Miami International Airport (NATL-RE Insured),
5.25%, 10/1/18	1,645	1,587
Miami-Dade County Expressway Authority Toll System Revenue Bonds, Series B (NATL-RE FGIC Insured),
5.25%, 7/1/25	2,525	2,553
Miami-Dade County Water & Sewer Revenue Bonds, Series B (FSA Insured),
5.25%, 10/1/20	3,000	3,159
Miami-Dade County Water & Sewer Revenue Refunding Bonds, Series B (FSA Insured),
5.25%, 10/1/22	2,500	2,626
Osceola County Infrastructure Sales Surtax Revenue Bonds (AMBAC Insured),
5.38%, 10/1/21	1,000	1,029
Palm Beach County G.O. Unlimited Refunding Bonds, Series B,
6.50%, 7/1/10	250	264
Palm Coast Utility System Revenue Bonds (NATL-RE Insured),
5.25%, 10/1/21	1,000	1,012
South Florida Water Management District Special Obligation Limited Acquisition Revenue Refunding Bonds (AMBAC Insured),
5.25%, 10/1/13	1,250	1,374
Sunrise Utility System Revenue Refunding Bonds, Series A (AMBAC Insured),
5.50%, 10/1/15	5,910	6,520

		70,424

Georgia - 1.9%
Athens-Clarke County Government Water & Sewer Revenue Bonds,
5.50%, 1/1/38	10,000	10,443
Fulton County Facilities Corp. COP, Fulton County Public Purpose Project (AMBAC Insured),
5.50%, 11/1/18	6,500	6,785

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.1% continued
Georgia - 1.9% continued
Gwinnett County Development Authority COP, Public Schools Project (NATL-RE Insured), Prerefunded,
5.25%, 1/1/14	$6,000	$6,808

		24,036

Hawaii - 2.2%
City & County of Honolulu G.O. Unlimited Bonds, Series A,
5.00%, 4/1/26	5,950	6,230
Hawaii State Airport System Revenue Refunding Bonds, Series B (AMT) (NATL-RE FGIC Insured),
6.00%, 7/1/20	5,000	5,014
Hawaii State G.O. Unlimited Refunding Bonds, Series DR,
5.00%, 6/1/17	15,000	16,878

		28,122

Idaho - 0.1%
Idaho Housing & Finance Association SFM Revenue Bonds, Series E-1 (AMT), Class III,
4.85%, 7/1/28	1,420	1,303

Illinois - 7.0%
Chicago G.O. Unlimited Refunding Bonds, Series A (FSA Insured),
5.00%, 1/1/22	3,000	3,059
Chicago O’Hare International Airport Revenue Bonds, Series A, General Airport Third Lien (NATL-RE Insured),
5.25%, 1/1/26	5,000	5,041
Chicago O’Hare International Airport Revenue Bonds, Series B (FSA Insured),
5.00%, 1/1/19	5,000	5,135
Cook County Community High School District No. 219-Niles Township Refunding G.O. Unlimited Bonds, Series A (FSA Insured),
5.00%, 12/1/25	7,950	8,283
Cook Kane Lake & McHenry Counties Community College District No. 512 G.O. Unlimited Bonds, Series A, William Rainey Harper,
5.00%, 12/1/24	5,300	5,607
Illinois Development Finance Authority Revenue Bonds, Series B, Midwestern University Project, Prerefunded,
5.75%, 5/15/11	500	545
Illinois Educational Facilities Authority Adjustable Revenue Bonds, Field Museum of Natural History Project,
4.60%, Mandatory Put 11/1/15	4,250	4,274
Illinois Educational Facilities Authority Student Housing Revenue Bonds, Educational Advancement Fund University Center Project, Prerefunded,
6.00%, 5/1/12	750	853
Illinois Finance Authority Revenue Bonds, Series A, Elmhurst Memorial,
5.63%, 1/1/37	2,500	2,096
Illinois Health Facilities Authority Revenue Bonds, Riverside Health System, Prerefunded,
6.00%, 11/15/12	1,000	1,142
Illinois State G.O. Unlimited Bonds (NATL-RE FGIC Insured),
5.38%, 6/1/24	2,000	2,023
Illinois State G.O. Unlimited Bonds, 1st Series (NATL-RE Insured),
5.70%, 6/1/19	4,000	4,117
Illinois State Sales Tax Revenue Bonds, First Series (NATL-RE FGIC Insured),
6.00%, 6/15/26	5,000	5,567
Illinois State Sales TRB, Revenue Bonds,
5.25%, 6/15/23	9,735	10,227
Illinois State Toll Highway Authority Revenue Bonds, Series A (FSA Insured),
5.00%, 1/1/18	10,000	10,733
Metropolitan Pier & Exposition Authority Dedicated Sales TRB, McCormick Place Expansion (FSA-CR FGIC Insured),
5.50%, 12/15/24	3,000	3,061
Metropolitan Pier & Exposition Authority Dedicated Sales TRB, Series A, McCormick Place Expansion (NATL-RE Insured),
5.25%, 6/15/42	5,000	4,908
Regional Transportation Authority Revenue Bonds, Series A (NATL-RE FGIC Insured G.O. of Authority),
5.50%, 7/1/22	2,000	2,203
6.00%, 7/1/33	10,000	11,183

		90,057

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.1% continued
Indiana - 0.1%
Merrillville Multi School Building Corp. Revenue Bonds, First Mortgage (State Aid Withholding),
5.25%, 7/15/26	$1,000	$1,005

Iowa - 0.3%
Iowa Finance Authority Hospital Facility Revenue Bonds, Mercy Medical Center Project (FSA Insured), Prerefunded,
6.00%, 8/15/09	3,610	3,671

Kansas - 0.6%
Wichita Hospital Improvement Facilities Revenue Refunding Bonds, Series III,
5.25%, 11/15/15	1,385	1,415
6.25%, 11/15/18	1,600	1,658
Wichita Water & Sewer Utility Revenue Bonds (NATL-RE FGIC Insured),
5.25%, 10/1/18	4,000	4,160

		7,233

Kentucky - 0.8%
Kentucky State Property & Buildings Commission Revenue Refunding Bonds,
5.00%, 11/1/20	10,000	10,608

Maryland - 1.8%
Maryland G.O. Unlimited Bonds, State & Local Facilities, Second Series,
5.00%, 8/1/20	5,000	5,560
Maryland State Department of Transportation Revenue Bonds,
4.00%, 6/15/23	3,610	3,597
Maryland State Department of Transportation Revenue Bonds, Second Issue,
4.00%, 9/1/21	7,525	7,640
Washington Suburban Sanitation District, Public Construction Improvement, G.O. Unlimited Bonds,
4.13%, 6/1/23	6,605	6,725

		23,522

Massachusetts - 5.1%
Massachusetts Bay Transportation Authority Sales Tax Revenue Refunding Bonds, Series B,
5.25%, 7/1/22	10,000	11,231
Massachusetts Bay Transportation Authority, Series C, Revenue Bonds,
5.50%, 7/1/17	5,000	5,825
Massachusetts School Building Authority Dedicated Sales TRB, Series A (FSA Insured),
5.00%, 8/15/22	18,060	19,149
Massachusetts State G.O. limited Bonds, Series C, Prerefunded,
5.75%, 10/1/10	5,000	5,301
Massachusetts State G.O. Unlimited Bonds, Series B,
5.00%, 11/1/16	1,000	1,130
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series B, Partners Healthcare System,
5.25%, 7/1/12	3,450	3,491
Massachusetts State Housing Finance Agency Revenue Bonds, Series III (AMT), Single Family,
3.45%, 12/1/09	1,050	1,056
Massachusetts State Special Obligation Dedicated TRB (FGIC Insured), Prerefunded,
5.75%, 1/1/14	2,350	2,652
Massachusetts State Water Pollution Abatement Revolving Trust Fund Revenue Bonds, Series 14,
5.00%, 8/1/26	10,000	10,737
Massachusetts State Water Pollution Abatement, Refunding Bonds, Series A, (NATL-RE FGIC Insured),
4.75%, 2/1/26	3,000	2,980
Massachusetts Water Resources Authority Revenue Bonds, Series B (G.O. of Authority),
5.00%, 8/1/21	2,145	2,349

		65,901

Michigan - 0.2%
Michigan State Building Authority Revenue Refunding Bonds, Series I, Facilities Program,
6.00%, 10/15/38	2,500	2,586

Minnesota - 1.9%
Minnesota State G.O. Unlimited Bonds,
5.00%, 10/1/09	2,500	2,530
5.25%, 11/1/19	10,000	10,791
Minnesota State Housing Finance Agency SFM Revenue Bonds, Series A (NATL-RE Insured),
5.35%, 7/1/17	430	443

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.1% continued
Minnesota - 1.9% continued
Northern Municipal Power Agency Electric System Revenue Refunding Bonds, Series A (Assured Guaranty Insured),
5.00%, 1/1/14	$10,000	$10,723

		24,487

Mississippi - 0.4%
Jackson State University Educational Building Corp. Revenue Bonds, Campus Facilities Project (FSA Insured),
5.00%, Mandatory Put 3/1/15	4,965	5,547
Mississippi Home Corp. SFM Revenue Bonds, Series C-2 (AMT) (GNMA/FNMA/FHLMC Insured),
5.40%, 6/1/38	75	73

		5,620

Missouri - 1.2%
Bi-State Development Agency Missouri- Illinois District Revenue Bonds, Series B, Metrolink Cross County Project (FSA Insured),
5.25%, 10/1/15	11,200	11,757
5.25%, 10/1/17	3,120	3,214

		14,971

Nebraska - 0.4%
City of Lincoln Electric Systems Revenue Bonds,
5.00%, 9/1/31	5,500	5,517

Nevada - 0.9%
Nevada State Capital Improvement & Cultural Affairs G.O. Limited Bonds, Series C,
5.00%, 6/1/21	8,000	8,061
Washoe County Highway Motor Vehicle Fuel TRB,
4.75%, 2/1/21(1)	3,400	3,330

		11,391

New Jersey - 4.2%
New Jersey Economic Development Authority Revenue Bonds, School Facility Construction (FSA Insured),
5.00%, Mandatory Put 9/1/14	5,000	5,362
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Atlantic City Medical, Prerefunded,
6.25%, 7/1/12	445	504
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Atlantic City Medical, Unrefunded Balance,
6.25%, 7/1/17	555	582
New Jersey State Higher Education Student Loan Assistance Authority Revenue Bonds, Series A,
5.38%, 6/1/24	2,500	2,499
5.50%, 6/1/27	5,000	5,007
New Jersey State Transit Corp. COP Bonds, Series A (AMBAC Insured),
5.25%, 9/15/14	2,500	2,661
New Jersey State Turnpike Authority Revenue Bonds, Series C-2 (BHAC-CR FSA-CR AMBAC Insured),
5.50%, 1/1/25	5,000	5,711
New Jersey State Turnpike Authority Revenue Bonds, Series E,
5.25%, 1/1/40	5,000	4,977
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series A, Transportation System (FSA Insured),
4.00%, 12/15/17	5,000	5,000
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series A, Transportation System (NATL-RE FGIC Insured),
5.75%, 6/15/25	5,000	5,397
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series B (NATL-RE FGIC Insured),
5.50%, 12/15/20	2,925	3,132
New Jersey Transportation Trust Fund Authority, Capital Appreciation, Revenue Bonds, (AGC-ICC Insured),
0.00%, 12/15/25	5,000	1,938
New Jersey Transportation Trust Fund Authority, Capital Appreciation, Revenue Bonds, (BHAC-CR AMBAC Insured),
0.00%, 12/15/28	22,500	7,382
New Jersey Transportation Trust Fund Authority, Capital Appreciation, Revenue Bonds, (BHAC-CR MBIA Insured),
0.00%, 12/15/27	10,000	3,531

		53,683

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.1% continued
New York - 13.7%
Long Island Power Authority Electric System Revenue Bonds, Series A,
6.25%, 4/1/33	$5,000	$5,503
Metropolitan Transportation Authority Revenue Refunding Bonds, Series A (AMBAC Insured),
5.50%, 11/15/18	5,000	5,157
Metropolitan Transportation Authority Commuter Facilities Revenue Bonds, Series A, Prerefunded,
6.00%, 7/1/09	2,500	2,500
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series A (FGIC Insured), Prerefunded,
6.13%, 4/1/10	3,815	3,977
New York & New Jersey Authority Revenue Bonds, 124th Series (G.O. of Authority),
5.00%, 8/1/15	3,490	3,507
New York City G.O. Unlimited Bonds, Series A, Prerefunded,
6.00%, 5/15/10	305	323
New York City G.O. Unlimited Bonds, Series A, Unrefunded Balance,
6.00%, 5/15/19	30	31
New York City G.O. Unlimited Bonds, Subseries I-1,
5.50%, 4/1/22	10,000	10,676
New York Local Government Assistance Corp. Revenue Refunding Bonds, Series E (FSA-CR Insured G.O. of Corp.),
5.00%, 4/1/21	5,000	5,501
New York Local Government Assistance Corp. Revenue Refunding Bonds, Series C (NATL-RE-IBC Insured G.O. of Corp.),
5.50%, 4/1/17	2,500	2,881
New York Municipal Bond Bank Agency Special School Purpose Revenue Bonds, Series C (State-Aid Withholding),
5.25%, 6/1/17	10,000	10,557
New York State Dormitory Authority State Personal Income TRB, Series B,
5.75%, 3/15/36	14,380	15,383
New York State Dormitory Authority State Personal Income TRB, Series C,
5.00%, 3/15/25	5,000	5,174
New York State Dormitory Authority State Supported Debt Revenue Bonds Series B, School District Financing Program (Assured Guarantee G.O. of District),
5.25%, 10/1/23	5,000	5,205
New York State Dormitory Authority State Supported Debt Revenue Bonds, Series B, Mental Health Services Facilities Improvement (FSA Insured),
5.00%, 2/15/19	1,500	1,592
New York State Dormitory Authority, Series A, Revenue Bonds,
5.25%, 2/15/23	10,580	11,321
New York State Environmental Facilities Corp. State Clean Water & Drinking Revenue Bonds, Series A, Revolving Funds, Municipal Water Finance Authority,
5.00%, 6/15/20	5,245	5,665
New York State Environmental Facilities Corp. State Clean Water & Drinking Revenue Bonds, Series A, Revolving Funds, Unrefunded Balance,
6.00%, 6/15/16	1,315	1,320
New York State Environmental Facilities Corp. State Clean Water & Drinking Revenue Bonds, Series C, Revolving Funds - Municipal Water Finance,
5.00%, 6/15/25	5,000	5,213
New York State Environmental Facilities Corp. State Personal Income TRB, Series A,
5.25%, 12/15/26	12,960	13,671
New York State Thruway Authority State Personal Income TRB, Series A,
5.25%, 3/15/21	5,000	5,403
New York State Urban Development Corp. Revenue Refunding Bonds, Series D,
5.38%, 1/1/22	1,850	1,930
New York State Urban Development Corp. State Personal Income TRB, Series B-1,
5.00%, 3/15/28	5,000	5,100
New York State Urban Development Corp. Subordinate Lien Revenue Bonds (HUD 236 G.O. of Corp. Insured),
5.50%, 7/1/16	1,250	1,254
Sales Tax Asset Receivables Corp. Revenue Bonds, Series A (AMBAC Insured),
5.00%, 10/15/32	4,235	4,294

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.1% continued
New York - 13.7% continued
Sales Tax Asset Receivables Corp. Revenue Bonds, Series A (NATL-RE Insured),
5.25%, 10/15/19	$5,100	$5,603
Tobacco Settlement Financing Corp. Revenue Bonds, Series B-1C,
5.25%, 6/1/13	1,820	1,823
5.50%, 6/1/15	5,000	5,072
5.50%, 6/1/17	4,500	4,592
5.50%, 6/1/18	5,000	5,117
5.50%, 6/1/19	2,500	2,563
5.50%, 6/1/20	5,000	5,124
Triborough Bridge & Tunnel Authority Revenue Refunding Bonds (NATL-RE Insured),
5.50%, 11/15/21	5,000	5,611
Triborough Bridge & Tunnel Authority, Revenue Refunding Bonds, Series B, (G.O. Authority),
5.00%, 11/15/32	8,035	8,042

		176,685

North Carolina - 1.9%
North Carolina Eastern Municipal Power Agency Power System Revenue Refunding Bonds, Series A,
5.20%, 1/1/10	2,505	2,540
North Carolina Eastern Municipal Power Agency Power System Revenue Refunding Bonds, Series A (Assured Guaranty Insured),
5.25%, 1/1/19	8,115	8,512
North Carolina G.O. Unlimited Bonds, Series A, Prerefunded,
5.25%, 3/1/15	10,000	11,532
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue Refunding Bonds, Series A,
5.25%, 1/1/20	2,000	2,068

		24,652

Ohio - 1.5%
Akron G.O. Limited Bonds, Prerefunded,
5.75%, 12/1/10	1,000	1,082
Cleveland Airport System Revenue Bonds, Series A (AMBAC Insured),
5.00%, 1/1/23	4,000	4,023
Cleveland City Airport System Revenue Bonds, Series B (AMT) (FSA Insured),
5.25%, 1/1/12	5,000	5,076
Cuyahoga Community College District General Receipts Revenue Bonds, Series C,
5.00%, 8/1/23	3,470	3,544
Ohio Housing Finance Agency Mortgage Revenue Bonds, Series C (AMT), Residential Mortgage-Backed Securities (Collateralized by GNMA Securities),
5.15%, 3/1/13	515	525
Ohio State Water Development Authority PCR, Series B, Water Quality,
5.00%, 6/1/23	5,000	5,312

		19,562

Oregon - 1.5%
Oregon State Department of Transportation, Revenue Refunding Bonds, Series C, Senior Lien,
5.00%, 11/15/20	10,000	10,884
Portland Airport Way Urban Renewal & Redevelopment Tax Increment Bonds, Series A (AMBAC Insured), Prerefunded,
6.00%, 6/15/10	3,450	3,667
Portland City Sewer System Revenue Refunding Bonds, Series B, Second Lien (FSA Insured),
5.00%, 6/15/23	5,000	5,325

		19,876

Pennsylvania - 1.9%
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue Bonds, Series A (AMT), Amtrak Project,
6.13%, 11/1/21	1,200	1,123
Pennsylvania Housing Finance Agency SFM Revenue Bonds, Series 100A (AMT),
5.10%, 10/1/22	3,000	2,960
Pennsylvania Housing Finance Agency SFM Revenue Bonds, Series 72A (AMT),
4.80%, 4/1/12	750	760
Pennsylvania State G.O. Unlimited Bonds, Second Series (NATL-RE FGIC Insured),
5.00%, 7/1/09	5,000	5,001
Pennsylvania State Higher Education Assistance Agency Revenue Bonds, Capital Acquisition (NATL-RE Insured - G.O. of Agency), Prerefunded,
6.00%, 12/15/10	1,815	1,955

TAX-EXEMPT FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.1% continued
Pennsylvania - 1.9% continued
6.13%, 12/15/10	$1,925	$2,078
Pennsylvania State Turnpike Commission Oil Franchise Refunding TRB, Series A (AMBAC Insured),
5.00%, 12/1/19	5,075	5,458
Philadelphia G.O. Unlimited Refunding Bonds, Series A (FSA Insured),
5.00%, 8/1/18	5,000	5,123

		24,458

Puerto Rico - 2.1%
Puerto Rico Electric Power Authority Revenue Refunding Bonds, Series UU (FSA Insured),
5.00%, 7/1/20	3,000	2,995
Puerto Rico Municipal Financing Agency G.O. Unlimited Bonds, Series A (FSA Insured), Prerefunded,
6.00%, 8/1/09	1,000	1,015
Puerto Rico Sales Tax Financing Corp., Convertible Capital Appreciation, First Subseries A, Revenue Bonds,
0.00%, 8/1/32	10,000	6,300
Puerto Rico Sales Tax Financing Corp., First Subseries A, Revenue Bonds,
5.00%, Mandatory Put 8/1/11	5,000	5,056
5.25%, 8/1/27	7,000	6,754
6.38%, 8/1/39	5,000	5,136

		27,256

South Carolina - 2.4%
Piedmont Municipal Power Agency Electric Revenue Refunding Bonds, Series A-3 (Assured Guaranty Insured),
5.00%, 1/1/17	2,250	2,390
5.00%, 1/1/18	5,000	5,265
Richland County School District No. 2 G.O. Unlimited Bonds, Series A (SCSDE Insured),
5.00%, 2/1/22	10,000	10,927
5.00%, 2/1/23	5,820	6,312
South Carolina State Public Service Authority Revenue Bonds, Series A, Santee Cooper,
5.50%, 1/1/38	5,000	5,233
South Carolina Transportation Infrastructure Bank Revenue Bonds, Series A (AMBAC Insured), Prerefunded,
5.50%, 10/1/09	1,250	1,279

		31,406

Tennessee - 1.3%
Memphis-Shelby County Airport Authority Revenue Bonds, Series D (AMT) (AMBAC Insured),
6.25%, 3/1/15	2,000	2,038
Metropolitan Government Nashville & Davidson County G.O. Unlimited Refunding Bonds,
5.00%, 5/15/20	10,000	10,866
Shelby County G.O. Unlimited Refunding Bonds,
5.00%, 4/1/16	3,000	3,402

		16,306

Texas - 7.0%
Austin Water & Wastewater System Revenue Refunding Bonds, Series A (AMBAC Insured),
5.00%, 11/15/28	5,000	5,051
Dallas Texas Area Rapid Transportation Sales TRB, Senior Lien,
4.75%, 12/1/30	5,000	4,901
Dallas-Fort Worth International Airport Revenue Bonds, Series A (AMT) (NATL-RE Insured),
5.50%, 11/1/20	1,000	993
Eagle Mountain & Saginaw Independent School District, G.O. Unlimited Bonds, (PSF-Gtd.),
5.00%, 8/15/38	5,170	5,200
Ennis Independent School District Capital Appreciation G.O. Unlimited Refunding Bonds (PSF Gtd.), Prerefunded,
0.00%, 8/15/10	2,225	777
Ennis Independent School District Capital Appreciation G.O. Unlimited Refunding Bonds, Unrefunded Balance (PSF Gtd.),
0.00%, 8/15/26	1,140	380
Frisco Independent School District Building G.O. Unlimited Bonds (PSF Gtd.),
6.50%, 8/15/14	1,535	1,736
Harris County G.O. Limited Refunding Bonds, Series C,
5.75%, 10/1/25	4,260	4,766

NORTHERN FUNDS QUARTERLY REPORT    9    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.1% continued
Texas - 7.0% continued
Lower Colorado River Authority Revenue Refunding Bonds, Series A,
6.50%, 5/15/37	$10,000	$10,427
Lower Colorado River Authority Unrefunded Balance Revenue Refunding Bonds, Series B (FSA Insured),
6.00%, 5/15/10	8,745	8,871
Lower Colorado River Authority, Refunding Revenue Bonds,
5.50%, 5/15/33	2,000	1,974
North East Independent School District, G.O. Unlimited Bonds (PSF-Gtd.),
5.25%, 2/1/29	3,565	3,920
Panhandle Regional Multifamily Housing Finance Agency Corp. Revenue Bonds, Series A (Collateralized by GNMA Securities),
6.50%, 7/20/21	500	533
Sabine River Authority Revenue Refunding Bonds, Southwestern Electric Co. (NATL-RE),
4.95%, 3/1/18	3,000	2,927
Sam Rayburn Municipal Power Agency Revenue Refunding Bonds,
6.00%, 10/1/16	1,000	1,016
6.00%, 10/1/21	1,250	1,253
San Antonio Electric & Gas Revenue Refunding Bonds, Series A,
4.50%, 2/1/21	15,450	15,453
San Antonio Electric & Gas Systems Revenue Bonds,
5.00%, 2/1/21	10,000	10,678
Texas Municipal Power Agency Revenue Refunding Bonds, Sub Lien (NATL-RE FGIC ),
4.40%, 9/1/11	5,000	5,012
Texas State G.O. Unlimited Bonds, Housing Assistance Program,
5.25%, 12/1/23	3,000	3,295
University of Texas, Financing System, Revenue Bonds, Series B,
5.00%, 8/15/22	1,100	1,169

		90,332

Utah - 0.1%
Utah Municipal Power Agency, Revenue Refunding Bonds, Series A,
5.00%, 7/1/11	1,000	1,065

Virgin Islands - 0.0%
Virgin Islands PFA Revenue Bonds, Series A, Gross Receipts Tax Lien Note,
5.63%, 10/1/10	370	379

Virginia - 3.4%
Fairfax County Sewer Revenue Bonds,
4.00%, 7/15/24	4,055	4,032
4.00%, 7/15/25	2,575	2,532
4.00%, 7/15/26	1,640	1,595
Hampton Roads Sanitation District Wastewater Revenue Bonds,
5.00%, 4/1/33	5,000	5,088
Virginia College Building Authority Education Facility Revenue Bonds, Series A, 21st Century College & Equipment,
5.00%, 2/1/21	11,180	12,329
5.00%, 2/1/29	5,000	5,201
Virginia State Housing Development Authority Commonwealth Mortgage Revenue Bonds, Series E - Subseries E-1 (AMT) (G.O. of Authority),
4.00%, 4/1/10	5,100	5,155
Virginia State Housing Development Authority Commonwealth Mortgage Revenue Bonds, Series F - Subseries F-1 (G.O. of Authority),
4.00%, 4/1/12	2,000	2,085
Virginia State Public School Authority Revenue Bonds, Series C (State Aid Withholding),
5.25%, 8/1/17	5,000	5,539

		43,556

Washington - 1.5%
Washington State, Motor Vehicle Fuel Tax, G.O. Unlimited Bonds, Series B, (NATL-RE Insured),
5.00%, 7/1/30	9,000	9,178
Washington State, Revenue Refunding Bonds, G.O. Unlimited Bonds, Series R-2010A,
5.00%, 1/1/21(1)	10,000	10,875

		20,053

Total Municipal Bonds

(Cost $1,168,556)		1,173,630

TAX-EXEMPT FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 10.3%
Arizona Health Facilities Authority Revenue VRDB, Series B, Banner Health (Scotiabank LOC),
0.20%, 7/1/09	$4,770	$4,770
California Pollution Control Financing Authority Revenue Refunding VRDB, BP West Coast Productions LLC,
0.15%, 7/1/09	500	500
Chicago G.O. Unlimited Refunding VRDB, Series E,
0.20%, 7/1/09	31,100	31,100
Connecticut State Health & Educational Facilities Authority Revenue VRDB, Series A, Pierce Memorial Baptist Home (LaSalle Bank N.A. LOC),
0.18%, 7/2/09	1,975	1,975
Connecticut State Health & Educational Facilities Authority Revenue VRDB, Series V1, Yale University,
0.15%, 7/1/09	1,200	1,200
Cuyahoga County Revenue VRDB, Subseries B3, Cleveland Clinic,
0.18%, 7/1/09	4,500	4,500
Georgia State G.O. Unlimited VRDB, Series H-1,
0.35%, 7/2/09	1,532	1,532
Harris County Cultural Education Facilities Finance Corp. Revenue VRDB, Subseries C-1, Methodist Hospital,
0.18%, 7/1/09	150	150
Harris County Health Facilities Development Corp. Revenue Refunding VRDB, Series A-1, Methodist Hospital Systems,
0.18%, 7/1/09	7,000	7,000
Illinois Finance Authority Revenue VRDB, Series A, Central DuPuge Health,
0.18%, 7/1/09	3,590	3,590
Indianapolis Local Public Improvement Bond Bank Revenue Refunding VRDB, Series F-1 (NATL-RE Insured),
3.50%, 7/1/09	15,000	15,000
Kansas City IDA Downtown Redevelopment Revenue VRDB, Series B, (JP Morgan Chase Bank LOC),
0.35%, 7/1/09	13,365	13,365
0.35%, 7/1/09	7,800	7,800
Lee County Housing Finance Authority Multifamily Housing Revenue Refunding VRDB, Series A, Forestwood Apartments Project A (FNMA Insured),
0.38%, 7/1/09	300	300
Louisiana State Offshore Terminal Authority Deepwater Port Revenue Refunding VRDB, Series A, Loop LLC Project (SunTrust Bank LOC),
0.90%, 7/1/09	1,200	1,200
Lower Neches Valley Authority Industrial Development Corp. Exempt Facilities Revenue Refunding VRDB, Series A, Exxonmobil Project,
0.28%, 7/1/09	1,100	1,100
Massachusetts State G.O. Unlimited VRDB, Series B,
0.40%, 7/1/09	8,600	8,600
Missouri State Health & Educational Facilities Authority, St. Louis University, Revenue VRDB, Series B-2, (Bank of America N.A. LOC),
0.30%, 7/1/09	11,765	11,765
Montana Facility Finance Authority Revenue VRDB, Series A, Sister of Charity,
0.23%, 7/1/09	1,265	1,265
Orange County Health Facilities Authority Revenue VRDB, Series D, Hospital Orlando Regional (Suntrust Bank N.A. LOC),
0.90%, 7/1/09	5,200	5,200
Pima County IDA Revenue VRDB, Series A, Senior Living Facilities - La Posada (LaSalle Bank N.A. LOC),
0.30%, 7/2/09	1,140	1,140
Texas Water Development Board Revenue Refunding VRDB, Sub Lien Series A, State Revolving,
0.30%, 7/1/09	2,791	2,791
Tucson IDA Revenue VRDB, Series A, Family Housing Residence Projects (FNMA Insured),
0.31%, 7/2/09	400	400
Waco Educational Finance Corp. Revenue VRDB, Series A, Baylor University,
0.25%, 7/1/09	7,200	7,200

Total Short-Term Investments

(Cost $133,443)		133,443

Total Investments - 101.4%

(Cost $1,301,999)		1,307,073
Liabilities less Other Assets - (1.4)%		(18,125)

NET ASSETS - 100.0%		$1,288,948

(1)	When-Issued Security.

NORTHERN FUNDS QUARTERLY REPORT    11    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued	JUNE 30, 2009 (UNAUDITED)

Percentages shown are based on Net Assets.

At June 30, 2009, the industry sectors for the Intermediate Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
General	21.0%
General Obligation	18.2
Higher Education	5.3
Power	9.7
Transportation	10.8
Water	8.7
All other sectors less than 5%	26.3

Total	100.0%

Federal Tax Information:

At June 30, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,301,999

Gross tax appreciation of investments	$17,661
Gross tax depreciation of investments	(12,587)

Net tax appreciation of investments	$5,074

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Intermediate Tax-Exempt Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2009:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Intermediate Tax-Exempt Fund	$—	$1,307,073	(1)	$—	$1,307,073

(1)	Classifications as defined in the Schedule of Investments.

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corp

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BHAC - Berkshire Hathaway Assurance Corp

COP - Certificate of Participation

CR - Custodial Receipts

FGIC - Financial Guaranty Insurance Corporation

FHLMC - Federal Home Loan Mortgage Association

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance

G.O. - General Obligation

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

IBC - Insured Bond Certificates

IDA - Industrial Development Authority

ICC - Insured Custody Certificates

LOC - Letter of Credit

MBIA - Municipal Bond Insurance Association

NATL-RE - National Public Finance Guarantee Corp.

PCR - Pollution Control Revenue

PSF - Permanent School Fund

SCSDE - South Corolina School District Enhancement

SFM - Single Family Mortgage

TCRS - Transferable Custodial Receipts

TRB - Tax Revenue Bonds

VRDB - Variable Rate Demand Bonds

XLCA - XL Capital Assurance

TAX-EXEMPT FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND	JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 67.6%
Alabama - 0.2%
Jefferson County Sewer Capital Improvement Revenue Bonds, Series A (FGIC Insured), Prerefunded,
5.50%, 2/1/11	$2,000	$2,133

Alaska - 0.6%
Alaska Municipal Bond Bank Authority Revenue Bonds, Series C (NATL-RE FGIC Insured), Prerefunded,
5.75%, 9/15/10	750	796
Matanuska-Susitna Boro Lease Revenue Bonds, Goose Creek Correctional Center (Assured Guaranty Insured),
5.00%, 9/1/14	4,285	4,689

		5,485

Arizona - 3.4%
Arizona Health Facilities Authority Revenue Bonds, Series D, Banner Health,
5.00%, 1/1/14	2,000	2,070
Arizona School Facilities Board Revenue Bonds, Series A, State School Trust (AMBAC Insured),
5.25%, 7/1/10	2,000	2,058
Arizona School Facilities Board Revenue Bonds, State School Improvement, Prerefunded,
5.25%, 7/1/12	1,125	1,256
Arizona State Transportation Board Excise Tax Revenue Bonds, Maricopa County Regional Area Road,
5.00%, 7/1/15	5,000	5,586
Gilbert Public Facilities Municipal Property Corp. Revenue Bonds,
4.00%, 7/1/13	1,845	1,966
4.00%, 7/1/14	1,910	2,026
Maricopa County Community College District G.O. Unlimited Bonds, Series C,
4.00%, 7/1/15	1,000	1,080
4.00%, 7/1/16	1,000	1,073
Maricopa County Unified School District No 4-Mesa G.O. Unlimited Bonds, Series D, Project of 2005,
4.00%, 7/1/14	3,505	3,712
Phoenix City G.O. Unlimited Revenue Bonds, Series B,
5.00%, 7/1/16	5,000	5,577
Pima County Street & Highway Revenue Bonds (NATL-RE FGIC Insured),
4.25%, 7/1/11	1,540	1,544
Salt River Project Agricultural Improvement & Power District Electric Services Revenue Bonds, Series A,
5.00%, 1/1/16	1,450	1,622
Tucson Water Systems Revenue Bonds,
5.00%, 7/1/16	1,275	1,397

		30,967

California - 3.9%
California Health Facilities Financing Authority Revenue Bonds, Series C, Providence Health & Services,
5.00%, 10/1/14	500	522
California State G.O. Unlimited Refunding Bonds,
5.00%, 5/1/14	2,400	2,518
California State G.O. Unlimited Refunding Bonds (FSA Insured),
5.25%, 2/1/10	2,200	2,254
Corona-Norca California Unified School District G.O. Unlimited Notes,
3.50%, 2/1/10	3,500	3,530
Los Angeles Unified School District G.O. Unlimited Bonds, Series I,
5.00%, 7/1/15	5,000	5,448
Los Angeles Wastewater System Revenue Refunding Bonds, Series A,
5.00%, 6/1/16	5,000	5,519
San Bernardino County Transportation Authority Sales TRB, Series A,
5.00%, 5/1/12	5,250	5,571
San Francisco City & County COP, Series A (NATL-RE FGIC Insured),
4.00%, 9/1/09	1,000	1,005
San Joaquin County Transportation Authority Sales TRB, Senior Notes,
5.00%, 4/1/11	3,000	3,139
University of California Revenue Bonds, Series P, Regents University of California,
5.00%, 5/15/13	5,085	5,633

		35,139

Colorado - 1.6%
Broomfield Open Space Park and Recreation Facilities COP (AMBAC Insured),
5.75%, 12/1/14	2,000	2,096

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 67.6% continued
Colorado - 1.6% continued
Colorado Department of Transportation Revenue Anticipation Notes, Series A (NATL-RE Insured),
5.50%, 6/15/12	$1,000	$1,109
Denver City & County Excise Tax Revenue Refunding Bonds, Series A, (Assured Guaranty Insured),
6.00%, 9/1/21	5,000	5,431
E-470 Public Highway Authority Revenue Bonds, Series B2 (NATL-RE Insured),
5.00%, Mandatory Put 9/2/11	2,000	2,030
Regional Transportation District COP, Series A, Transit Vehicles (AMBAC Insured),
5.00%, 12/1/16	1,590	1,662
Regional Transportation District Refunding COP, Series A (NATL-RE FGIC Insured),
5.00%, 6/1/11	1,750	1,831

		14,159

Connecticut - 0.5%
Cheshire G.O. Unlimited Refunding Bonds, Lot B,
4.00%, 8/1/09	500	502
Connecticut State Special Tax Obligation Revenue Bonds, Series 1, 2nd Lien Transportation Infrastructure,
5.00%, 2/1/17	2,500	2,769
Connecticut State Special Tax Obligation Revenue Bonds, Series A, Transportation Infrastructure (FSA Insured),
5.25%, 9/1/10	500	527
Connecticut State Special Tax Obligation Revenue Refunding Bonds, Series B, Transportation Infrastructure (FSA Insured),
5.38%, 10/1/10	250	264

		4,062

Florida - 8.0%
Citizens Property Insurance Corp. Revenue Notes, Series A-2, High Risk Account,
4.50%, 6/1/10	15,000	15,183
Clay County Infrastructure Surtax Revenue Bonds (Assured Guaranty Insured),
5.25%, 10/1/17	5,800	6,242
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A,
5.00%, 7/1/13	5,000	5,174
Florida State Board of Education Capital Outlay 2007 G.O. Unlimited Bonds, Series B,
4.00%, 6/1/12	675	718
Florida State Board of Education Capital Outlay G.O. Unlimited Bonds, Series G (NATL-RE FGIC Insured),
5.25%, 6/1/12	1,000	1,096
Florida State Board of Education G.O. Unlimited Bonds, Series A,
5.00%, 6/1/12	1,575	1,721
Florida State Board of Education G.O. Unlimited Refunding Bonds, Series A (NATL-RE Insured),
5.00%, 6/1/15	5,750	6,319
Florida State Department of Environmental Preservation Revenue Bonds, Series A, Florida Forever Project (AMBAC Insured),
5.00%, 7/1/10	1,500	1,553
Florida State Department of Transportation Right of Way Refunding G.O. Unlimited Bonds, Series B,
6.38%, 7/1/14	1,500	1,749
Florida State Municipal Power Agency All Requirements Power Revenue Bonds, Series A,
5.00%, 10/1/16	4,000	4,242
Jacksonville Excise TRB, Series B (AMBAC Insured),
5.38%, 10/1/18	2,350	2,541
Miami-Dade County G.O. Unlimited Bonds, Series B, Building Better Communities Project,
5.00%, 7/1/15	5,000	5,413
Miami-Dade County Water & Sewer Revenue Refunding Bonds (NATL-RE Insured),
5.00%, 10/1/10	2,000	2,090
5.00%, 10/1/13	3,500	3,827
Palm Beach County School Board COP, Series E (AMBAC Insured),
5.38%, 8/1/15	5,000	5,338
Polk County Transportation Improvement Revenue Bonds (FSA Insured), Prerefunded,
5.25%, 12/1/10	1,000	1,076
Sarasota County Infrastructure Sales Surtax Revenue Bonds, Series A,
5.00%, 10/1/16	1,500	1,600

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 67.6% continued
Florida - 8.0% continued
Sarasota County Infrastructure Sales Surtax Revenue Bonds, Series B,
5.00%, 10/1/11	$1,510	$1,602
5.00%, 10/1/12	1,440	1,551
5.00%, 10/1/14	2,535	2,739
Tallahassee Blueprint 2000 Intergovernmental Agency Revenue Bonds (NATL-RE Insured),
5.00%, 10/1/14	500	544

		72,318

Georgia - 2.7%
Bulloch County School District Sales Tax G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 5/1/12	2,845	3,128
Coweta County Development Authority Revenue Bonds, Newnan Water & Sewerage Project (AMBAC Insured), Prerefunded,
5.25%, 1/1/10	1,000	1,034
De Kalb County School District G.O. Unlimited (State Aid Withholding),
5.00%, 2/1/11	1,000	1,064
Georgia State Road & Tollway Authority Federal Highway Grant Anticipation Revenue Bonds, Series A,
5.00%, 6/1/13	3,000	3,334
5.00%, 6/1/18	5,000	5,538
Gwinnett County Water & Sewerage Authority Revenue Bonds (County Gtd.), Prerefunded,
5.00%, 8/1/12	1,000	1,111
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue Refunding Bonds, Series A, Third Indenture (NATL-RE FGIC Insured),
5.00%, 7/1/15	4,000	4,474
Municipal Electric Authority of Georgia Revenue Bonds, Subseries D, Project One,
5.00%, 1/1/13	1,710	1,818
5.00%, 1/1/14	1,045	1,115
Municipal Electric Authority Revenue Bonds, Subseries A, Project One,
5.00%, 1/1/13	2,000	2,126

		24,742

Hawaii - 1.2%
Hawaii State G.O. Unlimited Bonds, Series DQ,
5.00%, 6/1/15	5,000	5,640
Hawaii State G.O. Unlimited Bonds, Series DA (NATL-RE Insured),
5.25%, 9/1/16	5,000	5,525

		11,165

Idaho - 0.1%
University of Idaho Adjustable Revenue Refunding Bonds, Series A (FSA Insured),
4.38%, Mandatory Put 4/1/11	750	764

Illinois - 4.0%
Chicago G.O. Unlimited Bonds, Lakefront Millenium Parking Facilities (NATL-RE Insured), Prerefunded,
5.70%, 1/1/12	700	790
Chicago Transit Authority Revenue Bonds, Federal Transit Administration Section 5309, (Assured Guaranty Insured),
5.00%, 6/1/12	1,385	1,511
Grundy & Will Counties Community Unit School District No. 1 G.O. Unlimited Bonds,
5.88%, 2/1/16	1,120	1,260
Illinois State G.O. Unlimited Bonds,
5.00%, 1/1/14	1,350	1,481
Illinois State G.O. Unlimited Bonds, 1st Series,
5.55%, 8/1/19	5,320	5,499
Illinois State G.O. Unlimited Bonds, Series A (FGIC-TCRS Insured),
5.25%, 10/1/15	5,080	5,528
Illinois State Sales TRB,
5.38%, 6/15/16	2,010	2,138
Illinois State Toll Highway Authority Revenue Bonds, Series A2 (FSA Insured), Prerefunded,
5.00%, 7/1/16	8,075	9,292
Kendall, Kane and Will Counties Community Unit School District No. 308 G.O. Unlimited Bonds, Series B (FGIC Insured), Prerefunded,
5.25%, 10/1/12	1,000	1,116
Metropolitan Pier & Exposition Authority Dedicated Sales TRB, McCormick Place Expansion Project (FSA-CR FGIC Insured),
5.50%, 12/15/24	5,000	5,101

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND    continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 67.6% continued
Illinois - 4.0% continued
Metropolitan Pier & Exposition Authority Dedicated Sales TRB, McCormick Place Expansion Project (NATL-RE FGIC Insured),
5.38%, 12/15/16	$2,250	$2,306

		36,022

Indiana - 2.0%
Indiana Health Facilities Financing Authority Revenue Bonds, Series A1, Ascension Health Credit,
3.63%, Mandatory Put 8/1/11	5,000	5,090
Indiana State Finance Authority Revenue Refunding Bonds,
5.00%, 7/1/14	3,485	3,803
Indiana Transportation Finance Authority Revenue Bonds, Series A (FGIC Insured), Prerefunded,
5.13%, 6/1/14	3,350	3,833
Indiana University Revenue Bonds, Series O, Student Fee (NATL-RE FGIC Insured),
5.00%, 8/1/11	600	645
Indianapolis Local Public Improvement Revenue Bonds, Series D,
5.25%, 1/10/15	2,430	2,657
Mount Vernon of Posey County Multi-School Building Corp. Revenue Bonds, First Mortgage (AMBAC Insured State Aid Withholding),
4.00%, 1/15/13	500	532
Pike Township Multi-School Building Corp. Revenue Bonds, First Mortgage (State Aid Withholding),
4.00%, 1/15/14	1,805	1,900

		18,460

Kansas - 0.2%
Wichita Kansas Water and Sewerage Utilities Revenue Bonds (NATL-RE FGIC Insured),
5.00%, 10/1/19	2,000	2,048

Kentucky - 1.7%
Kentucky State Property & Buildings Commission Revenue Bonds, Project No. 93 (Assured Guaranty Insured),
5.25%, 2/1/17	3,000	3,337
Kentucky State Property & Buildings Commission Revenue Bonds, Series A, Project No. 66 (NATL-RE Insured), Prerefunded,
5.75%, 5/1/10	1,000	1,044
Kentucky State Property & Buildings Commission Revenue Bonds, Series A, Project No. 95,
5.00%, 8/1/15(1)	5,805	6,380
Kentucky State Property & Buildings Commission Revenue Refunding Bonds,
5.00%, 11/1/12	4,475	4,883

		15,644

Louisiana - 0.3%
Louisiana State G.O. Unlimited Bonds, Series A (FGIC Insured), Prerefunded,
5.25%, 11/15/10	1,250	1,328
5.00%, 4/1/12	1,000	1,097

		2,425

Maryland - 0.3%
Maryland State Department of Transportation Revenue Bonds,
4.50%, 2/15/12	1,850	2,005
Montgomery County Public Improvement G.O. Unlimited Bonds, Series A,
5.00%, 5/1/12	1,000	1,107

		3,112

Massachusetts - 0.7%
Massachusetts Bay Transportation Authority Revenue Bonds, Series A, Prerefunded,
5.00%, 7/1/14	2,740	3,125
Massachusetts State G.O. Limited Bonds, Series C (NATL-RE FGIC Insured G.O. of Commonwealth),
5.50%, 11/1/14	1,875	2,165
Massachusetts State G.O. Unlimited Refunding Bonds, Series A,
6.00%, 11/1/11	1,275	1,410

		6,700

Michigan - 1.3%
Detroit Water Supply Systems Revenue Bonds, Series A, Senior Lien (NATL-RE Insured), Prerefunded,
5.25%, 7/1/13	1,000	1,125
Michigan State Building Authority Revenue Refunding Bonds, Series I, Facilities Project (FSA Insured),
5.00%, 10/15/09	3,600	3,642
5.00%, 10/15/10	1,000	1,044

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 67.6% continued
Michigan - 1.3% continued
Michigan State Building Authority Revenue Refunding Bonds, Series II, Facilities Project (NATL-RE Insured), Prerefunded,
5.00%, 10/15/13	$5,000	$5,622

		11,433

Minnesota - 1.6%
Bemidji G.O Unlimited Bonds, Temp Sales Tax,
4.50%, 2/1/12	3,000	3,079
Minnesota Public Facilities Authority Water PCR Bonds, Series A,
5.00%, 3/1/12	1,000	1,099
Minnesota State G.O. Unlimited Bonds, Series C,
5.00%, 8/1/13	5,000	5,651
Northern Municipal Power Agency Electric System Revenue Refunding Bonds, Series A (Assured Guaranty Insured),
5.00%, 1/1/12	2,190	2,332
5.00%, 1/1/14	2,320	2,488

		14,649

Mississippi - 0.4%
Mississippi State G.O. Unlimited Refunding Bonds,
5.75%, 12/1/11	510	564
Mississippi State G.O. Unlimited Bonds, Series A,
5.00%, 10/1/13	2,620	2,940

		3,504

Nebraska - 0.2%
Nebraska Public Power District Revenue Bonds, Series B,
5.00%, 1/1/14	1,730	1,876

Nevada - 1.4%
Clark County Airport Revenue Bonds, Series A, Subordinate Lien (NATL-RE Insured), Prerefunded,
6.00%, 7/1/10	550	585
Clark County School District G.O. Limited Bonds, Series B (AMBAC Insured),
5.00%, 6/15/15	2,000	2,133
Clark County School District G.O. Limited Bonds, Series C (FSA Insured),
5.00%, 6/15/18	2,000	2,061
Clark County School District G.O. Limited Bonds, Series C (NATL-RE Insured),
5.00%, 6/15/12	2,350	2,543
Clark County School District G.O. Limited Refunding Bonds, Series A (AMBAC Insured),
4.50%, 6/15/13	2,000	2,125
Clark County Water Reclamation District G.O. Limited Bonds, Series B,
4.00%, 7/1/13	1,225	1,293
Las Vegas G.O. Limited Refunding Bonds (AMBAC Insured),
5.00%, 6/1/13	1,600	1,733

		12,473

New Hampshire - 0.8%
Manchester New Hampshire School Facilities Revenue Bonds (NATL-RE Insured), Prerefunded,
5.50%, 6/1/13	1,400	1,577
New Hampshire Health & Education Facilities Authority Revenue Bonds, Series A, University Systems,
5.00%, 7/1/14	3,000	3,259
New Hampshire State Capital Improvement G.O. Unlimited Bonds, Series C,
5.00%, 5/1/12	2,500	2,756

		7,592

New Jersey - 1.8%
New Jersey COP, Series A, Equipment Lease Purchase,
5.00%, 6/15/12	2,500	2,675
New Jersey Economic Development Authority Revenue Bonds, School Facility Construction (FSA Insured),
5.00%, Mandatory Put 9/1/14	2,500	2,681
New Jersey State G.O. Unlimited Refunding Bonds, Series D,
6.00%, 2/15/11	4,250	4,581
New Jersey State G.O. Unlimited Refunding Bonds, Series J (NATL-RE FGIC-TCRS Insured),
5.00%, 7/15/11	750	807
New Jersey State Transit Corp. COP Bonds, Series A (AMBAC Insured),
5.25%, 9/15/14	2,000	2,129
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series A (FSA Insured),
3.75%, 12/15/12	1,500	1,502

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND    continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 67.6% continued
New Jersey - 1.8% continued
Ocean County Utilities Authority Wastewater Revenue Refunding Bonds (NATL-RE Insured County Gtd.),
5.00%, 1/1/11	$1,350	$1,430

		15,805

New Mexico - 0.8%
Albuquerque City G.O. Unlimited Bonds, Series A,
3.00%, 7/1/15	1,590	1,633
Albuquerque Water and Sewer System Improvement Revenue Refunding Bonds, Series A,
5.25%, 7/1/09	1,275	1,275
Los Alamos County Gross Receipts Tax Improvement Revenue Bonds,
4.00%, 6/1/13	1,000	1,042
New Mexico Severance Tax Revenue Bonds, Series A-1,
4.00%, 7/1/16	3,300	3,440

		7,390

New York - 8.2%
Metropolitan Transportation Authority Revenue Refunding Bonds, Series F (NATL-RE Insured),
5.00%, 11/15/12	4,000	4,310
New York City G.O. Unlimited Bonds, Series B,
5.00%, 8/1/10	1,055	1,102
New York City Health & Hospital Corp. Revenue Bonds, Series A, Health Systems (G.O. of Corp.),
5.00%, 2/15/13	5,000	5,324
New York City Transitional Finance Authority Revenue Bonds, Series A, Future Tax,
5.00%, 11/1/15	5,000	5,621
New York City Transitional Finance Authority Revenue Bonds, Series B, Future Tax,
5.25%, 8/1/18	5,035	5,389
New York City Trust for Cultural Resources Revenue Refunding Bonds, Series 1A, Museum Modern Art,
5.00%, 10/1/10	3,000	3,156
New York G.O. Unlimited Bonds, Series C,
5.25%, 8/1/11	2,000	2,140
New York G.O. Unlimited Bonds, Series H-1,
5.00%, 3/1/16	5,000	5,376
New York State Dormitory Authority Personal Income TRB, Series A,
5.00%, 3/15/16	1,265	1,408
New York State Dormitory Authority State Supported Debt Revenue Bonds, Mental Health Services Improvement,
5.00%, 2/15/13	5,000	5,332
New York State Dormitory Authority State Supported Debt Revenue Bonds, Series B, Mental Health Services Facilities Improvement,
5.00%, 2/15/14	2,810	3,035
New York State Dormitory Authority State Supported Debt Revenue Bonds, Series B,
5.00%, 7/1/14	1,370	1,494
New York State Dormitory Authority Supported Debt Revenue Bonds, Series C, School Districts Financing Program (Assured Guaranty Insured G.O. of District),
5.00%, 10/1/16	1,905	2,056
5.00%, 10/1/17	2,880	3,081
New York State Environmental Facilities Corp. State Clean Water & Drinking Revolving Funds Revenue Bonds, Series K, New York City Municipal Water Project,
5.25%, 6/15/21	6,510	6,890
New York State Thruway Authority General Highway & Bridge Trust Fund, Revenue Bonds, Series A,
5.00%, 4/1/14	1,000	1,106
New York State Thruway Authority Second General Highway & Bridge Trust Fund Revenue Bonds, Series B,
5.00%, 4/1/14	3,000	3,319
New York State Thruway Authority Services Contract Revenue Refunding Bonds, Bridge Service Contract,
5.00%, 4/1/13	3,000	3,270
New York State Urban Development Corp. Revenue Bonds, Series B-1, State Personal Income Tax,
5.00%, 3/15/16	2,075	2,310
New York State Urban Development Corp. Revenue Refunding Bonds, Series D,
5.00%, 1/1/16	3,000	3,225

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 67.6% continued
New York - 8.2% continued
Triborough Bridge & Tunnel Authority Revenue Refunding Bonds, Series B (G.O. of Authority),
5.25%, 11/15/18	$5,000	$5,436

		74,380

North Carolina - 0.3%
North Carolina State Public Improvement G.O. Unlimited Bonds, Series A,
5.00%, 3/1/12	2,300	2,532

Ohio - 0.8%
Ohio State G.O. Unlimited Refunding Bonds, Series A,
5.00%, 9/15/15	6,000	6,785

Oklahoma - 0.2%
Oklahoma State Municipal Power Authority Power Supply System Revenue Bonds, Series A,
5.00%, 1/1/15	1,575	1,715

Oregon - 1.0%
Clackamas County School District No. 86 G.O. Unlimited Bonds (School Board Guaranty), Prerefunded,
5.25%, 6/15/10	1,000	1,046
Multnomah-Clackamas Counties School District No. 10JT Gresham-Barlow G.O. Unlimited Bonds (FSA Insured School Board Guaranty), Prerefunded,
5.50%, 6/15/11	1,000	1,088
Oregon State Board Higher Education G.O. Unlimited Bonds, Series A,
5.00%, 8/1/17	2,380	2,695
Washington County Clean Water Services Sewer Revenue Bonds, Series A, Senior Lien,
4.00%, 10/1/15	2,435	2,583
Washington County School District No. 48J Beaverton G.O. Unlimited Refunding Bonds, Series A (FSA Insured),
5.00%, 6/1/12	1,800	1,988

		9,400

Pennsylvania - 1.7%
Lehigh County General Purpose Authority Revenue Bonds, Saint Lukes Bethlehem Hospital, Prerefunded,
5.38%, 8/15/13	1,000	1,136
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series A, University of Pennsylvania,
5.00%, 9/1/17	5,000	5,607
Pennsylvania Turnpike Commission Revenue Anticipation Notes, Series A (AMBAC Insured),
4.00%, 10/15/09	2,000	2,005
University of Pittsburgh Commonwealth System of Higher Education Revenue Bonds, Series B, Capital Project (G.O. of University),
5.00%, 9/15/14	6,000	6,687

		15,435

South Carolina - 0.3%
Greenville County School District Installment Purchase Revenue Bonds, Building Equity Sooner Tomorrow, Prerefunded,
5.50%, 12/1/12	1,140	1,308
South Carolina Transportation Infrastructure Bank Revenue Bonds, Series A (AMBAC Insured), Prerefunded,
5.50%, 10/1/09	1,000	1,023

		2,331

Tennessee - 2.2%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, Series B, Vanderbilt University (G.O. of University),
5.25%, 10/1/15	5,000	5,730
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Refunding Bonds, Series B, Vanderbilt University (G.O. of University),
5.00%, 10/1/12	1,600	1,768
Shelby County G.O. Unlimited Refunding Bonds,
5.00%, 4/1/15	5,000	5,657
Tennessee State G.O. Unlimited Bonds, Series A,
5.00%, 5/1/15	5,000	5,710
Tennessee State School Board Authority Revenue Bonds, Series B, Higher Educational Facilities 2nd Program,
4.00%, 5/1/14	1,030	1,107

		19,972

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 67.6% continued
Texas - 4.4%
Bell County Texas G.O. Limited Tax Notes,
5.00%, 2/15/15	$2,000	$2,141
Corpus Christi G.O. Limited Certificates (FSA Insured), Prerefunded,
5.75%, 3/1/11	1,000	1,080
Dallas Waterworks & Sewer Systems Revenue Refunding Bonds (AMBAC Insured),
5.00%, 10/1/11	3,435	3,717
Fort Worth G.O. Certificates Limited (FSA Insured), Prerefunded,
4.38%, 3/1/13	1,000	1,097
Galena Park Independent School District G.O. Unlimited Bonds (PSF Gtd.), Prerefunded,
5.75%, 8/15/10	300	318
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds, Series B, Methodist Hospital,
5.25%, 12/1/13	3,000	3,222
Harris County Revenue Refunding Bonds Senior Lien, Toll Road (FSA Insured),
5.38%, 8/15/09	1,000	1,006
Irving Improvement Refunding G.O. Limited Bonds,
5.00%, 9/15/11	1,000	1,085
Lower Colorado River Authority Revenue Refunding Bonds,
5.00%, 5/15/13	1,000	1,078
5.00%, 5/15/15	1,580	1,702
Lower Colorado River Authority Revenue Refunding Bonds, Series B, Unrefunded Balance (FSA Insured),
6.00%, 5/15/12	4,985	5,053
Lower Colorado River Authority Transmission Contract Revenue Bonds (FSA Insured),
5.38%, 5/15/14	1,235	1,327
McKinney G.O. Limited Bonds, Series B, Prerefunded,
5.50%, 8/15/09	400	403
North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier,
5.00%, 1/1/12	2,000	2,107
North Texas Tollway Authority Revenue Refunding Bonds, Series H, First Tier,
5.00%, Mandatory Put 1/1/11	3,000	3,068
Plano Independent School District G.O. Unlimited Bonds, Series A, School Building,
5.00%, 2/15/12	1,000	1,093
San Antonio Electric & Gas Revenue Bonds, Junior Lien,
3.63%, Mandatory Put 12/1/10	4,000	4,101
San Antonio Electric & Gas Systems Revenue Refunding Bonds, Series A,
5.50%, 2/1/12	1,350	1,482
San Antonio General Improvement Refunding G.O. Limited Bonds,
4.00%, 8/1/12	1,585	1,709
Texas State PFA G.O. Unlimited Refunding Bonds,
5.50%, 10/1/12	2,260	2,551

		39,340

Utah - 2.0%
Alpine School District G.O. Unlimited Bonds (School Board Guaranty), Prerefunded,
5.25%, 9/15/11	2,000	2,186
Intermountain Power Agency Revenue Refunding Bonds, Series A,
5.00%, 7/1/12	10,000	10,725
5.50%, 7/1/14	3,500	3,777
Uintah County Municipal Building Authority Lease Revenue Bonds,
4.50%, 6/1/14	650	683
Utah State G.O. Unlimited Refunding Bonds, Series B,
5.38%, 7/1/12	1,000	1,122

		18,493

Virginia - 2.1%
Loudoun County Public Improvement G.O. Unlimited Bonds, Series B (State Aid Withholding),
5.00%, 12/1/13	1,000	1,140
Virginia College Building Authority Education Facilities Revenue Refunding Bonds, Series B, 21st Century College Program,
5.00%, 2/1/11	4,600	4,889
Virginia State Public Building Authority Public Facilities Revenue Bonds, Series B,
5.00%, 8/1/16	5,000	5,691

TAX-EXEMPT FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 67.6% continued
Virginia - 2.1% continued
Virginia State Public Building Authority Public Facilities Revenue Refunding Bonds, Series B,
5.00%, 8/1/12	$1,355	$1,502
Virginia State Public School Authority Revenue Bonds, Series B-1 (State Aid Withholding),
5.00%, 8/1/16	1,000	1,138
Virginia State Resources Authority Infrastructure Revenue Bonds, Series A, Pooled Financing Program,
5.00%, 11/1/15	3,025	3,454
Virginia State Resources Authority Infrastructure Revenue Bonds, Series B, Pooled Financing Program,
5.00%, 11/1/10	775	817

		18,631

Washington - 2.1%
Energy Northwest Electric Revenue Refunding Bonds, Series A,
5.00%, 7/1/14	3,500	3,883
Energy Northwest Electric Revenue Refunding Bonds, Series A, Project 1,
5.50%, 7/1/14	1,200	1,358
Energy Northwest Electric Revenue Refunding Bonds, Series A, Project 3,
5.00%, 7/1/15	5,000	5,551
Energy Northwest Electric Revenue Refunding Bonds, Series C, Project 3,
5.00%, 7/1/12	150	164
Franklin County Public Utility District No. 001 Electric Revenue Bonds (NATL-RE Insured), Prerefunded,
5.63%, 9/1/12	1,000	1,134
King County Sewer Revenue Refunding Bonds, Series B (FSA Insured),
5.50%, 1/1/15	1,500	1,625
Tacoma Solid Waste Utilities Revenue Refunding Bonds (AMBAC Insured), Prerefunded,
5.25%, 12/1/11	3,000	3,298
Washington State G.O. Unlimited Bonds, Series C, Various Purpose (NATL-RE FGIC Insured),
5.25%, 1/1/19	2,000	2,059

		19,072

Wisconsin - 2.2%
Milwaukee City G.O. Unlimited Promissory Notes, Series N1,
5.00%, 2/15/16	4,300	4,831
Milwaukee City G.O. Unlimited Promissory Notes, Series N1 (AMBAC Insured),
5.00%, 2/15/12	2,575	2,812
Milwaukee County G.O. Unlimited Refunding Bonds, Series A,
3.40%, 8/1/14	5,000	5,217
Wisconsin State G.O. Unlimited Bonds, Series D,
5.00%, 5/1/15	4,625	5,172
Wisconsin State G.O. Unlimited Bonds, Series F (FSA Insured), Prerefunded,
5.50%, 5/1/12	1,000	1,116
Wisconsin State G.O. Unlimited Refunding Bonds, Series 3 (NATL-RE FGIC Insured),
5.25%, 5/1/10	1,000	1,039

		20,187

Wyoming - 0.4%
Campbell County Recreation Project Board Lease Revenue Bonds,
5.00%, 6/15/12	3,000	3,221

Total Municipal Bonds

(Cost $602,130)		611,561

	NUMBER OF SHARES
INVESTMENT COMPANIES - 0.0%
AIM Tax-Free Cash Reserve Portfolio	95,757	96

Total Investment Companies

(Cost $96)		96

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INVESTMENTS - 31.6%
Arizona Health Facilities Authority VRDB, Series C, Banner Health (Scotiabank LOC),
0.35%, 7/1/09	$2,200	2,200
Bethlehem Area School District G.O. Unlimited VRDB (FSA Insured State Aid Withholding),
2.10%, 7/2/09	14,495	14,495

NORTHERN FUNDS QUARTERLY REPORT    9    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 31.6% continued
Broward County School Board Certificate Participation VRDB, Series B (FSA Insured),
1.00%, 7/2/09	$15,000	$15,000
California State Department of Water Resources Power Supply Revenue VRDB, Series C-7 (FSA Insured),
0.70%, 7/2/09	300	300
Chicago Board of Education G.O. Unlimited VRDB, Series B (FSA Insured),
1.00%, 7/2/09	20,000	20,000
Colorado Springs Utilities Revenue Refunding Bonds, Series A, Subordinate Lien,
1.00%, 7/2/09	5,400	5,400
Denver City & County Multi-Family Housing Revenue VRDB, Ogden Residences Project (Credit Lyonnais LOC),
0.52%, 7/1/09	2,600	2,600
Everett Public Facilities District Project Revenue VRDB,
1.50%, 7/1/09	2,000	2,000
Fayetteville Public Works Commission Revenue Refunding VRDB, Series A (FSA Insured),
1.00%, 7/1/09	15,000	15,000
Harris County Health Facilities Development Corp. Hospital Revenue Refunding VRDB, Series A, Memorial Hermann Healthcare (FSA Insured),
1.75%, 7/1/09	20,000	20,000
Harris County Health Facilities Development Corp. Revenue Refunding VRDB, Series A-1, Methodist Hospital Systems,
0.18%, 7/1/09	8,500	8,500
Illinois Finance Authority Revenue VRDB, Mercy Alliance Project (M&I Marley & Ilsley LOC),
1.65%, 7/2/09	1,265	1,265
Illinois Finance Authority Revenue VRDB, Series A, Central DuPuge Health,
0.18%, 7/1/09	6,000	6,000
Illinois Finance Authority Revenue VRDB, Series D, The Clare Water Project ( Bank of America N.A. LOC),
0.30%, 7/2/09	5,250	5,250
Illinois State Toll Highway Authority Revenue VRDB, Series A2, Senior Priority,
0.65%, 7/2/09	10,000	10,000
Illinois State Toll Highway Authority Revenue VRDB, Series A2, Senior Priority (FSA Insured),
1.25%, 7/2/09	10,750	10,750
Indianapolis Local Public Improvement Bond Bank Revenue Refunding VRDB, Series F-1 (NATL-RE Insured),
3.50%, 7/1/09	20,000	20,000
Iowa Finance Authority Health Care Facilities Revenue VRDB, Care Initiatives Project (KBC Bank N.V. LOC),
0.30%, 7/1/09	660	660
Jacksonville PCR Refunding VRDB, Florida Power and Light Co. Project,
0.72%, 7/1/09	400	400
Kansas City IDA Revenue VRDB, Series B, Downtown Redevelopment District (JP Morgan Chase Bank LOC),
0.35%, 7/1/09	3,835	3,835
Kansas Development Finance Authority Revenue VRDB, Series BB, VLG Shalom Obligation Group (Sovereign Bank FSB LOC),
0.31%, 7/2/09	755	755
Long Island Power Authority Electric System Revenue VRDB, Series F (FSA Insured),
1.25%, 7/1/09	2,150	2,150
Long Island Power Authority Electric System Revenue VRDB, Series J (FSA Insured),
0.95%, 7/6/09	11,120	11,120
Louisville & Jefferson County Metropolitan Sewer & Drain System District Revenue Bonds (FSA Insured),
0.35%, 7/1/09	10,500	10,500
Lufkin Health Facilities Development Corp. Revenue Refunding VRDB, Memorial Health System (Wachovia Bank N.A. LOC),
0.29%, 7/1/09	1,300	1,300
Maryland State Stadium Authority Sports Facilities Lease Revenue Refunding VRDB,
0.60%, 7/2/09	5,000	5,000
Massachusetts State G.O. Unlimited VRDB, Series B,
0.40%, 7/1/09	4,200	4,200
Metropolitan Transportation Authority Dedicated Tax Revenue VRDB, Series B (FSA Insured),
0.75%, 7/2/09	20,000	20,000

TAX-EXEMPT FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 31.6% continued
Minneapolis & Saint Paul Housing & Redevelopment Authority Healthcare System Revenue VRDB, Series A, Childrens Hospital Clinics (FSA Insured),
0.28%, 7/1/09	$1,200	$1,200
Missouri State Health & Educational Facilities Authority Revenue VRDB, Series B, Saint Louis University,
0.35%, 7/1/09	400	400
Nazareth Area School District G.O Limited VRDB (FSA Insured State Aid Withholding),
2.10%, 7/2/09	10,995	10,995
New Hampshire Health & Education Facilities Authority Revenue VRDB, Saint Anselm College (RBS Citizens N.A. LOC),
3.00%, 7/1/09	200	200
New York State Dormitory Authority Mental Health Services Revenue VRDB, Subseries D-2B (FSA Insured),
0.75%, 7/2/09	13,875	13,875
North Penn Water Authority Revenue VRDB (FSA Insured),
2.10%, 7/2/09	8,500	8,500
Orange County Health Facilities Authority Revenue VRDB, Series D, Hospital Orlando Regional (Suntrust Bank N.A. LOC),
0.90%, 7/1/09	1,600	1,600
Orlando & Orange County Expressway Authority Revenue Refunding VRDB, Series C1 (FSA Insured),
1.00%, 7/2/09	5,000	5,000
Orlando & Orange County Expressway Authority Revenue Refunding VRDB, Series C3 (FSA Insured),
1.20%, 7/2/09	5,420	5,420
Pima County IDA Revenue VRDB, Series A, Senior Living Facilities - La Posada (LaSalle Bank N.A. LOC),
0.30%, 7/2/09	1,700	1,700
Pinellas County Health Authority Revenue Refunding VRDB, Hospital Facilities-Bayfront Projects (Suntrust Bank LOC),
0.90%, 7/1/09	2,900	2,900
Texas Water Development Board Revenue Refunding VRDB, Sub Lien Series A, State Revolving,
0.30%, 7/1/09	3,660	3,660
Tucson IDA Revenue VRDB, Series A, Family Housing Residence Projects (Fannie Mae Insured),
0.31%, 7/2/09	1,200	1,200
Uinta County PCR Refunding VRDB, Chevron U.S.A. Inc., Project,
0.20%, 7/1/09	1,100	1,100
University of Massachusetts Building Authority Revenue Refunding VRDB, Series 2008-4, (State Gtd.),
0.25%, 7/1/09	2,700	2,700
Utah Water Finance Agency Revenue VRDB, Series B-3,
0.33%, 7/1/09	2,500	2,500
Valdez Marine Term Revenue Refunding VRDB, Series B, BP Pipelines Project,
0.25%, 7/1/09	700	700
Valdez Marine Term Revenue Refunding VRDB, Series B, Exxon Pipeline Co. Project,
0.17%, 7/1/09	3,200	3,200

Total Short-Term Investments

(Cost $285,530)		285,530

Total Investments - 99.2%

(Cost $887,756)		897,187
Other Assets less Liabilities - 0.8%		7,667

NET ASSETS - 100.0%		$904,854

(1)	When-Issued Security.

Percentages shown are based on Net Assets.

At June 30, 2009, the industry sectors for the Short-Intermediate Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
General	21.1%
General Obligation	15.4
Higher Education	5.1
Medical	9.4
Power	7.8
School District	11.0
Transportation	11.2
Water	7.1
All other sectors less than 5%	11.9

Total	100.0%

NORTHERN FUNDS QUARTERLY REPORT    11    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued	JUNE 30, 2009 (UNAUDITED)

Federal Tax Information:

At June 30, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$887,756

Gross tax appreciation of investments	$11,699
Gross tax depreciation of investments	(2,268)

Net tax appreciation of investments	$9,431

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Short-Intermediate Tax-Exempt Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2009:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Short-Intermediate Tax-Exempt Fund	$—	$897,187	(1)	$—	$897,187

(1)	Classifications as defined in the Schedule of Investments.

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMBAC - American Municipal Bond Assurance Corporation

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Corporation

FSA - Financial Security Assurance

FSB - Federal Savings Bank

GNMA - Government National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

IDA - Industrial Development Authority

LOC - Letter of Credit

NATL-RE - National Public Finance Guarantee Corp.

PCR - Pollution Control Revenue

PSF - Public School Fund

TCRS - Transferable Custodial Receipts

TRB - Tax Revenue Bonds

VRDB - Variable Rate Demand Bonds

TAX-EXEMPT FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND	JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.1%
Alabama - 0.2%
Birmingham Waterworks Board Revenue Bonds, Series A (Assured Guaranty Insured),
5.25%, 1/1/39	$2,000	$1,988
Arizona - 2.5%
Arizona State Transportation Board Highway Revenue Bonds, Series B,
5.00%, 7/1/24	5,000	5,344
Arizona Student Loan Acquisition Authority Revenue Refunding Bonds, Series A-1 (AMT) (Student Loans Gtd.),
5.90%, 5/1/24	1,000	1,000
Phoenix Civic Improvement Corp. District Capital Appreciation Revenue Bonds, Series B (NATL RE-FGIC Insured),
0.00%, 7/1/20	2,045	1,793
Phoenix Civic Improvement Corp. Transit Excise TRB, Light Rail Project (AMBAC Insured),
5.00%, 7/1/15	5,000	5,359
5.00%, 7/1/17	5,000	5,297
Salt River Project Agricultural Improvement & Power District Electric System Revenue Bonds, Series A,
5.00%, 1/1/38	5,000	5,000

		23,793

California - 18.1%
Alvord Unified School District G.O. Unlimited Refunding Bonds, Series A (FSA-CR NATL-RE Insured),
5.90%, 8/1/30	10,000	10,949
Bakersfield City COP, Series B, Escrowed to Maturity,
0.00%, 4/15/21	10,000	5,838
Bay Area Government Association Infrastructure Financing Authority Revenue Bonds, Payment Acceleration Notes (XLCA Insured),
5.00%, 8/1/13	2,500	2,517
Brentwood Infrastructure Financing Authority Water Revenue Bonds,
5.75%, 7/1/38	1,500	1,564
California Educational Facilities Authority Revenue Bonds, Series A, University of Southern California,
5.25%, 10/1/38	2,500	2,574
California Housing Finance Agency Revenue Bonds, Series J (AMT),
4.95%, 8/1/22	5,500	4,756
California State Build America G.O. Unlimited Bonds,
7.55%, 4/1/39	5,000	4,570
California State Department of Water Resources Power Supply Revenue Bonds, Series A,
6.00%, 5/1/14	10,000	10,860
California State Department of Water Resources Power Supply Revenue Bonds, Series H (FSA-CR Insured),
5.00%, 5/1/22	5,000	5,127
California State Department of Water Resources Revenue Bonds, Series H, Power Supply (FSA Insured),
5.00%, 5/1/21	2,095	2,162
California State G.O. Unlimited Bonds, Prerefunded,
5.75%, 5/1/10	400	422
5.75%, 5/1/10	50	53
California State G.O. Unlimited Bonds, Unrefunded Balance,
5.75%, 5/1/30	130	126
California State G.O. Unlimited Refunding Bonds,
5.00%, 8/1/20	2,500	2,441
California State University Revenue Bonds Systemwide, Series A,
5.50%, 11/1/39	5,000	5,005
Carlsbad Unified School District G.O. Unlimited Bonds, Series B,
0.00%, 5/1/34	2,500	1,384
Colton Joint Unified School District Capital Appreciation G.O. Unlimited Bonds, Series C, Election of 2001 (NATL-RE FGIC Insured),
0.00%, 2/1/32	5,800	1,279
East Bay Municipal Utility District Water System Revenue Refunding Bonds, Series A (NATL-RE FGIC Insured),
5.00%, 6/1/32	5,000	4,973
El Dorado Irrigation District COP, Series A (Assured Guaranty Insured),
5.75%, 8/1/39	5,000	5,034
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series A, Enhanced Asset Backed,
5.00%, 6/1/45	2,450	1,969

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.1% continued
California - 18.1% continued
Grossmont Unified High School District G.O. Unlimited Bonds, Election of 2004,
5.00%, 8/1/33	$10,000	$9,727
Kern High School District G.O. Unlimited Refunding Bonds, Series A (NATL-RE Insured),
6.60%, 2/1/17	1,845	1,946
6.60%, 8/1/17	1,825	1,925
Long Beach Revenue Refunding Bonds, Series A (AMT) (NATL-RE Insured),
5.00%, 5/15/21	1,000	954
Los Angeles Community College District G.O. Unlimited Bonds, Series E-1, Election 2001,
5.00%, 8/1/27	2,700	2,710
Los Angeles County Sanitation Districts Financing Authority Revenue Bonds, Series A, Capital Project (FSA Insured),
5.00%, 10/1/21	5,000	5,140
Los Angeles Department of Water & Power Revenue Bonds, Subseries A-1,
5.25%, 7/1/38	6,575	6,598
Los Angeles Department of Water & Power Revenue Bonds, Subseries A-1 (FSA Insured),
5.00%, 7/1/35	4,220	4,100
Los Angeles Department of Water & Power Revenue Bonds, Subseries A-A-1,
5.00%, 7/1/24	4,500	4,501
Los Angeles Unified School District G.O. Unlimited Bonds, Series H, Election of 2004 (FSA Insured),
5.00%, 7/1/21	5,000	5,165
Menlo Park G.O. Unlimited Bonds,
5.25%, 8/1/27	1,000	1,042
Metropolitan Water District of Southern California Revenue Refunding Bonds, Series C,
5.00%, 7/1/35	2,000	2,008
Metropolitan Water District of Southern California Waterworks Revenue Bonds, Series A,
5.00%, 7/1/32	6,105	6,173
Modesto Irrigation District Capital Improvements COP, Series A,
5.75%, 10/1/29	7,020	7,119
Moreland School District G.O. Unlimited Bonds, Series C, Election of 2002 (FGIC Insured),
0.00%, 8/1/28	3,000	1,154
Palomar Pomerado Health Capital Appreciation G.O. Unlimited Bonds, Series A, Election of 2004 (Assured Guaranty Insured),
0.00%, 8/1/38	10,000	5,720
Paramount Unified School District G.O. Unlimited Bonds, Election 2006 (FSA Insured),
5.25%, 8/1/32	5,000	5,006
San Francisco Bay Area Rapid Transit Financing Authority G.O. Unlimited Bonds, Election of 2004, Series B,
5.00%, 8/1/35	5,000	5,016
San Joaquin County Transportation Authority Sales Tax Revenue Bonds, Measure K-Senior Notes,
4.00%, 4/1/11	1,000	1,029
San Mateo County Community College District Capital Appreciation G.O. Unlimited Bonds, Series B, Election 2005 (NATL-RE Insured),
0.00%, 9/1/23	5,720	2,555
Santee School District Capital Appreciation G.O. Unlimited Bonds, Series D, Election 2006 (Assured Guaranty Insured),
0.00%, 8/1/38	10,000	1,479
Sequoia Union High School District G.O. Unlimited Bonds, Series B, Election 2008,
5.00%, 7/1/34(1)	5,525	5,417
Southern California Public Power Authority Revenue Bonds, Series A, Natural Gas Project No.1,
5.00%, 11/1/33	2,000	1,607
Val Verde Unified School District G.O. Unlimited Bonds, Series A, 2008 Election,
5.50%, 8/1/30	5,375	5,545
Ventura County Community College District G.O. Unlimited Bonds, Series C, Election 2002,
5.50%, 8/1/33	5,000	5,071

		172,310

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.1% continued
Colorado - 1.4%
Colorado Health Facilities Authority Revenue Bonds, Portercare Adventist Health Hospital, Prerefunded,
6.50%, 11/15/11	$1,000	$1,132
Dawson Ridge Metropolitan District No.1 G.O. Limited Refunding Bonds, Series A, Escrowed to Maturity,
0.00%, 10/1/22	10,000	5,344
Denver City & County Special Facilities Airport Revenue Bonds, Series A (AMT), Rental Car Project (NATL-RE Insured),
6.00%, 1/1/14	2,275	2,300
Public Authority for Colorado Energy Natural Gas Purpose Revenue Bonds,
6.50%, 11/15/38	5,000	4,744

		13,520

Connecticut - 0.4%
Connecticut State Higher Education Supplement Loan Authority Revenue Refunding Bonds, Series A (AMT), Family Education Loan Program (NATLE-RE Insured),
4.75%, 11/15/18	890	827
Connecticut State Special Tax Obligation Revenue Bonds, Series A, Transportation Infrastructure, Partially Prerefunded,
7.13%, 6/1/10	3,080	3,220

		4,047

Delaware - 0.5%
Delaware State Housing Authority Revenue Bonds, Series A (AMT), SFM (FSA Insured),
5.80%, 7/1/35	4,470	4,460

District of Columbia - 1.0%
District of Columbia Water & Sewer Authority Public Utilities Revenue Bonds, Series A,
5.50%, 10/1/39	9,000	9,249

Florida - 7.2%
Broward County School Board Refunding COP, Series B (FSA Insured),
5.25%, 7/1/17	5,000	5,319
Citizens Property Insurance Corp. Revenue Notes, Series A-2, High Risk Account,
4.50%, 6/1/10	10,000	10,122
Crossings at Fleming Island Community Development District Special Assessment Revenue Refunding Bonds, Series C,
7.05%, 5/1/15	1,000	932
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A,
5.00%, 7/1/13	2,500	2,587
Florida Municipal Power Agency Revenue Bonds, Series A, All Requirements Power,
6.25%, 10/1/31	3,000	3,216
Florida State Board of Education Capital Outlay G.O. Unlimited Bonds, Unrefunded Balance,
9.13%, 6/1/14	1,665	1,928
Florida State Board of Education Capital Outlay G.O. Unlimited Refunding Bonds, Escrowed to Maturity,
9.13%, 6/1/14	325	420
Florida State Broward County G.O. Unlimited Bonds, Escrowed to Maturity,
10.00%, 7/1/14	15,950	19,609
Florida State Department of Transportation Right of Way G.O. Unlimited Revenue Bonds,
5.25%, 7/1/37	5,000	5,046
Orlando Utilities Commission Revenue Refunding Bonds, Series B,
5.00%, 10/1/33	5,000	4,972
Orlando Utilities Commission Water & Electric Revenue Refunding Bonds, Series D, Escrowed to Maturity,
6.75%, 10/1/17	7,700	9,114
Sunrise Utility System Revenue Refunding Bonds, Series A (AMBAC Insured),
5.50%, 10/1/15	4,910	5,417

		68,682

Georgia - 1.4%
Athens-Clarke County Government Water & Sewer Revenue Bonds,
5.50%, 1/1/38	7,500	7,832
Gainesville & Hall County Development Authority Revenue Bonds, Series C, Senior Living Facilities - Lanier Village,
7.25%, 11/15/29	2,000	2,000
Georgia Municipal Electric Authority Power Revenue Bonds, Series B (FGIC-TCRS Insured),
6.38%, 1/1/16	2,300	2,598

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND    continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.1% continued
Georgia - 1.4% continued
Private Colleges & Universities Authority Student Housing Revenue Bonds, Series A, Mercer Housing Corp. Project,
6.00%, 6/1/21	$1,000	$889

		13,319

Hawaii - 1.6%
Hawaii State Airport System Revenue Refunding Bonds, Series B (AMT) (NATL-RE FGIC Insured),
6.00%, 7/1/20	5,000	5,014
Hawaii State G.O. Unlimited Refunding Bonds, Series DR,
5.00%, 6/1/17	4,315	4,855
University of Hawaii Revenue Bonds, Series A,
5.25%, 10/1/34	5,000	5,018

		14,887

Idaho - 0.1%
Idaho Housing & Finance Association SFM Revenue Bonds, Series E-1 (AMT), Class III,
4.85%, 7/1/28	1,475	1,354

Illinois - 9.6%
Bolingbrook Capital Appreciation G.O. Unlimited Bonds, Series B (MBIA Insured),
0.00%, 1/1/33	505	120
Chicago G.O. Unlimited Refunding Bonds, Series A (FSA Insured),
5.00%, 1/1/22	2,650	2,702
Chicago O’Hare International Airport Third Lien Revenue Bonds, Series B-2 (AMT) (XLCA Insured),
6.00%, 1/1/29	11,000	11,009
Illinois Educational Facilities Authority Student Housing Revenue Bonds, Educational Advancement Fund University Center Project, Prerefunded,
6.00%, 5/1/12	750	853
Illinois Finance Authority Revenue Bonds, Series A, Art Institute Chicago,
6.00%, 3/1/38	3,500	3,543
Illinois Finance Authority Revenue Bonds, Series A, Elmhurst Memorial,
5.63%, 1/1/37	2,500	2,096
Illinois Health Facilities Authority Revenue Bonds, Riverside Health System, Prerefunded,
6.00%, 11/15/12	1,000	1,142
Illinois Municipal Electric Agency Power Supply Revenue Bonds, Series A (NATLE-RE FGIC Insured),
5.25%, 2/1/27	5,000	5,059
Illinois State G.O. Unlimited Bonds (NATL-RE FGIC Insured),
5.38%, 6/1/24	1,500	1,518
Illinois State G.O. Unlimited Bonds, 1st Series,
5.60%, 8/1/21	5,000	5,132
Illinois State Sales Tax Revenue Bonds,
5.25%, 6/15/24	5,000	5,206
Illinois State Sales Tax Revenue Bonds, First Series (NATL-RE FGIC Insured),
6.00%, 6/15/25	5,000	5,569
6.00%, 6/15/26	5,000	5,567
Illinois State Toll Highway Authority Revenue Bonds, Senior Priority, Series A (FSA Insured),
5.00%, 1/1/18	5,000	5,366
Illinois State Toll Highway Authority Revenue Refunding Bonds, Series B,
5.50%, 1/1/33	6,500	6,696
Metropolitan Pier & Exposition Authority Dedicated Sales TRB, Series A, McCormick Place Expansion (NATL-RE Insured),
5.25%, 6/15/42	10,000	9,815
Regional Transportation Authority Revenue Bonds, Series A (NATL-RE FGIC Insured G.O. of Authority),
6.00%, 7/1/33	15,000	16,775
Southwestern Illinois Development Authority Capital Appreciation Revenue Bonds, Local Government Program (FSA Insured),
0.00%, 12/1/21	5,000	2,625

		90,793

Indiana - 2.3%
Franklin Township Independent School Building Corp. Marion County First Mortgage Revenue Bonds, Prerefunded,
6.50%, 7/15/10	5,000	5,411

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.1% continued
Indiana - 2.3% continued
Hamilton County Independent Public Building Corp. First Mortgage G.O. Unlimited Bonds,
7.25%, 8/1/13	$4,200	$4,868
Indiana Office Building Commission Capital Complex Revenue Bonds, Series B (NATLE-RE Insured),
7.40%, 7/1/15	5,620	6,750
Indianapolis Industrial Utilities District Revenue Refunding Bonds, Series B (NATL-RE FGIC Insured),
3.50%, 6/1/18	3,280	3,160
Monroe County Hospital Authority Revenue Bonds, Series B, Bloomington Hospital Obligation Group (FSA Insured),
6.00%, 5/1/29	2,000	2,011

		22,200

Kansas - 0.2%
Wichita Hospital Improvement Facilities Revenue Refunding Bonds, Series III,
6.25%, 11/15/18	1,685	1,747

Kentucky - 1.2%
Kentucky Economic Development Finance Authority Revenue Bonds, Subseries A-1, Louisville Arena (Assured Guaranty Insured),
6.00%, 12/1/42	1,000	1,022
Louisville & Jefferson County Metropolitan Sewer District Sewer & Drain System Revenue Bonds, Series A (NATLE-RE Insured),
5.50%, 5/15/34	10,000	10,112

		11,134

Louisiana - 0.5%
East Baton Rouge LA Sewer Commission Revenue Bonds, Series A,
5.25%, 2/1/39	5,000	4,969

Maryland - 1.0%
Maryland State & Local Facilities G.O. Unlimited Bonds, Second Series,
5.00%, 8/1/20	5,000	5,560
Maryland State Transportation Authority Revenue Bonds, Transportation Facilities Project,
5.00%, 7/1/21	4,000	4,354

		9,914

Massachusetts - 3.9%
Massachusetts School Building Authority Dedicated Sales TRB, Series A (FSA Insured),
5.00%, 8/15/30	5,000	5,029
Massachusetts State G.O. Revenue Bonds, Series D, Prerefunded (FAS Insured),
4.75%, 12/1/14	5,695	6,270
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series A, Massachusetts Institute of Technology (G.O. of University),
5.00%, 7/1/19	5,000	5,616
Massachusetts State Water Pollution Abatement Revenue Bonds, Series A, MWRA Program,
6.00%, 8/1/19	3,000	3,653
Massachusetts State Water Pollution Abatement Revolving Fund Revenue Bonds, Series 14,
5.00%, 8/1/27	10,000	10,669
Massachusetts Water Resources Authority Revenue Refunding Bonds, Series B (FSA Insured),
5.25%, 8/1/31	5,000	5,332

		36,569

Michigan - 0.4%
Michigan State Building Authority Revenue Refunding Bonds, Series I, Facilities Program,
6.00%, 10/15/38	2,500	2,586
Wayne Charter County Revenue Refunding Bonds, Series C (NATL-RE FGIC Insured),
5.38%, 12/1/15	1,000	1,053

		3,639

Minnesota - 0.1%
Minnesota State Housing Finance Agency SFM Revenue Bonds, Series A (NATL-RE Insured),
5.35%, 7/1/17	425	437
Minnesota State Housing Finance Agency SFM Revenue Bonds, Series F,
5.70%, 1/1/17	655	662

		1,099

Mississippi - 0.7%
Jackson State University Educational Building Corp. Revenue Bonds, Campus Facilities Project (FSA Insured),
5.00%, Mandatory Put 3/1/15	5,955	6,653

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND    continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.1% continued
Mississippi - 0.7% continued
Mississippi Home Corp. SFM Revenue Bonds, Series C-2 (AMT) (GNMA/FNMA/FHLMC Insured),
5.40%, 6/1/38	$50	$49

		6,702

Missouri - 0.3%
Metro Development Agency District Revenue Bonds, Series B, Metrolink Cross Country Project (FSA Insured),
5.25%, 10/1/17	3,000	3,090

New Jersey - 5.0%
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Atlantic City Medical, Prerefunded,
6.25%, 7/1/12	445	504
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Unrefunded - Atlantic City Medical,
6.25%, 7/1/17	555	582
New Jersey St Higher Education Assistance Authority Revenue Bonds, Series A,
5.38%, 6/1/24	2,500	2,499
5.50%, 6/1/27	5,000	5,007
New Jersey State G.O. Unlimited Refunding Bonds,
5.00%, 8/1/15	2,765	3,114
New Jersey State Turnpike Authority Growth & Income Securities Revenue Bonds, Series B (AMBAC Insured),
0.00%, 1/1/35	5,000	3,541
New Jersey State Turnpike Authority Revenue Bonds, Series C-2 (BHAC-CR FSA-CR AMBAC),
5.50%, 1/1/25	5,000	5,711
New Jersey State Turnpike Authority Revenue Bonds, Series E,
5.25%, 1/1/40	5,000	4,977
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series A, Transportation System,
0.00%, 12/15/38	7,500	1,127
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series A, Transportation System (NATL-RE FGIC Insured),
5.75%, 6/15/25	5,000	5,397
New Jersey Transportation Trust Fund Capital Appreciation Authority Revenue Bonds, (AGC-ICC),
0.00%, 12/15/25	10,735	4,160
New Jersey Transportation Trust Fund Capital Appreciation Authority Revenue Bonds, (BHAC-CR AMBAC),
0.00%, 12/15/28	22,500	7,383
New Jersey Transportation Trust Fund Capital Appreciation Authority Revenue Bonds, (BHAC-CR MBIA),
0.00%, 12/15/27	10,000	3,531

		47,533

New York - 15.4%
Dutchess County IDA Civic Facilities Revenue Bonds, Bard College Civic Facilities, Prerefunded,
5.75%, 8/1/10	2,000	2,131
Long Island Power Authority Electric System Revenue Bonds, Series A,
6.25%, 4/1/33	5,000	5,503
Long Island Power Authority Electric System Revenue Refunding Bonds, Series A,
6.00%, 5/1/33	10,000	10,842
Metropolitan Transportation Authority Commuter Facilities Revenue Bonds, Series A, Prerefunded,
6.00%, 7/1/09	2,500	2,500
Metropolitan Transportation Authority Dedicated TRB, Series A,
5.50%, 11/15/39	10,000	10,200
New York City G.O. Unlimited Bonds, Series A, Unrefunded Balance,
6.00%, 5/15/30	50	51
New York City G.O. Unlimited Bonds, Subseries l-1,
5.50%, 4/1/22	2,375	2,536
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series B, Unrefunded Balance,
6.00%, 6/15/33	1,160	1,221
New York City Transitional Finance Authority Revenue Bonds, Series B, Future Tax Secured, Prerefunded,
6.00%, 5/15/10	4,000	4,234

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 98.1% continued
New York - 15.4% continued
New York City Transitional Finance Authority Revenue Bonds, Series E, Future Tax Secured (NATL-RE FGIC Insured),
5.25%, 2/1/17	$5,000	$5,433
New York State Dormitory Authority State Personal Income Tax Revenue Bonds, Series A,
5.00%, 2/15/39	7,000	6,883
New York State Dormitory Authority State Personal Income TRB, Series B,
5.75%, 3/15/36	10,000	10,698
New York State Dormitory Authority Supported Debt Revenue Bonds, Series B, School District Financing Program (Assured Garuntee G.O. of District),
5.25%, 10/1/23	5,000	5,205
New York State Environmental Facilities Corp Personal Income TRB, Series A,
5.25%, 12/15/23	10,000	10,725
New York State Thruway Authority State Personal Income TRB, Series A,
5.25%, 3/15/21	5,000	5,403
New York State Urban Development Corp. Revenue Refunding Bonds, Series A, Service Contract (FSA Insured),
5.25%, 1/1/19	10,000	10,759
New York State Urban Development Corp. State Personal Income TRB, Series B-1,
5.00%, 3/15/28	5,000	5,100
Sales Tax Asset Receivables Corp. Revenue Bonds, Series A (AMBAC Insured),
5.00%, 10/15/32	5,000	5,069
Sales Tax Asset Receivables Corp. Revenue Bonds, Series A (NATL-RE Insured),
5.25%, 10/15/19	5,000	5,493
5.00%, 10/15/24	10,000	10,401
Tobacco Settlement Financing Corp. Revenue Bonds, Series B-1C,
5.50%, 6/1/16	10,000	10,249
5.50%, 6/1/18	5,000	5,117
5.50%, 6/1/19	2,500	2,563
Triborough Bridge & Tunnel Authority Revenue Refunding Bonds, Series B, (G.O. of Authority),
5.00%, 11/15/32	7,500	7,506

		145,822

North Carolina - 1.4%
Cape Fear Public Utility Authority Water & Sewer Systems Revenue Bonds,
5.00%, 8/1/35	2,000	2,019
North Carolina State Eastern Municipal Power Agency Power System Revenue Bonds, Series A, Escrowed to Maturity,
6.50%, 1/1/18	2,655	3,357
North Carolina State Eastern Municipal Power Agency Power System Revenue Bonds, Series D,
6.75%, 1/1/26	1,250	1,270
North Carolina State Eastern Municipal Power Agency Power System Revenue Refunding Bonds, Series B (NATL-RE-IBC Insured),
6.00%, 1/1/22	6,015	6,488

		13,134

Ohio - 2.3%
Cleveland Airport System Revenue Bonds, Series A (AMBAC Insured),
5.00%, 1/1/23	5,000	5,028
Columbus City School District G.O. Unlimited Bonds, School Facilities Construction & Improvement (FSA Insured), Prerefunded,
5.25%, 12/1/14	5,000	5,770
Columbus Ohio City School District G.O. Unlimited Refunding Bonds, School Facilities, Construction & Improvement (FSA Insured),
5.00%, 12/1/22	2,375	2,508
Cuyahoga Community College District General Receipts Revenue Bonds, Series C,
5.00%, 8/1/24	3,000	3,050
Lakota Local School District G.O. Unlimited Refunding Bonds, Series A (NATL-RE FGIC Insured),
5.25%, 12/1/25	4,275	4,644
Ohio Housing Finance Agency Mortgage Revenue Bonds, Series C (AMT), Residential Mortgage-Backed Securities (Collateralized by GNMA Securities),
5.15%, 3/1/13	520	529
Plain Local School District G.O. Unlimited Bonds (NATL-RE FGIC Insured), Unrefunded Balance,
6.00%, 12/1/25	190	194

		21,723

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND    continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.1% continued
Oklahoma - 0.7%
McGee Creek Authority Water Revenue Bonds (NATL-RE Insured),
6.00%, 1/1/13	$4,235	$4,513
Payne County Economic Development Authority Student Housing Revenue Bonds, Series A, Collegiate Housing Foundation, Prerefunded,
6.38%, 6/1/11	2,000	2,201

		6,714

Oregon - 0.0%
Oregon State Housing & Community Services Department Mortgage Revenue Bonds, Series E, SFM Program (FHA MTGS Insured),
6.15%, 7/1/30	260	262

Pennsylvania - 2.9%
Montgomery County Higher Education & Health Authority Revenue Bonds, Series A, Philadelphia Geriatric Center, Prerefunded,
7.38%, 12/1/09	3,000	3,144
Pennsylvania Housing Finance Agency SFM Revenue Bonds, Series 72A (AMT),
4.80%, 4/1/12	750	760
Pennsylvania State G.O. Unlimited Bonds, Second Series,
5.13%, 2/15/23	5,000	5,481
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, LaSalle University,
5.50%, 5/1/34	1,330	1,128
Pennsylvania State Higher Educational Facilities Authority Student Housing Revenue Bonds, Series A, Student Association, Inc. Project,
6.75%, 9/1/32	1,475	1,223
Philadelphia G.O. Unlimited Refunding Bonds, Series A (FSA Insured),
5.00%, 8/1/18	5,000	5,123
5.25%, 12/15/22	5,000	5,034
University of Pittsburgh The Commonwealth System of Higher Education Revenue Refunding Bonds, Series B, University Capital Project,
5.25%, 9/15/29(1)	5,000	5,225

		27,118

Puerto Rico - 3.0%
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue Bonds, Series B, Prerefunded,
6.00%, 7/1/10	2,000	2,125
Puerto Rico Electric Power Authority Revenue Refunding Bonds, Series UU (FSA Insured),
5.00%, 7/1/20	2,000	1,997
Puerto Rico Public Finance Corp. Commonwealth Revenue Bonds, (AMBAC Insured), Escrowed to Maturity,
5.50%, 8/1/27	2,500	2,794
Puerto Rico Sales Tax Financing Corp. Capital Appreciation TRB, Sub Series A,
0.00%, 8/1/32	10,000	6,300
Puerto Rico Sales Tax Financing Corp. TRB, Sub Series A,
5.00%, Mandatory Put 8/1/11	5,000	5,056
5.25%, 8/1/27	5,000	4,824
6.38%, 8/1/39	5,000	5,136

		28,232

South Carolina - 1.8%
Richland County School District No. 2 G.O. Unlimited Bonds, Series A (SCSDE Insured),
5.00%, 2/1/23	5,000	5,422
South Carolina State Public Service Authority Revenue Bonds, Series A, Santee Cooper,
5.50%, 1/1/38	10,000	10,467
South Carolina Transportation Infrastructure Bank Revenue Bonds, Series A (AMBAC Insured), Prerefunded,
5.50%, 10/1/09	1,250	1,279

		17,168

Texas - 5.5%
Austin Water & Wastewater System Revenue Refunding Bonds, Series A (AMBAC Insured),
5.00%, 11/15/28	5,000	5,051
Dallas Area Rapid Transit Sales Refunding TRB, Senior Lein (AMBAC Insured),
5.00%, 12/1/36	10,000	10,000
Dallas Area Rapid Transit Sales TRB, Build America Bonds,
6.25%, 12/1/34	10,000	10,146

TAX-EXEMPT FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.1% continued
Texas - 5.5% continued
Dallas Independent School District G.O. Unlimited Bonds (PSF Gtd.),
6.38%, 2/15/34	$5,000	$5,616
Dallas-Fort Worth International Airport Revenue Bonds, Series A (AMT) (NATL-RE Insured),
5.50%, 11/1/20	835	829
Grand Prairie Independent School District Capital Appreciation G.O. Unlimited Refunding Bonds,
0.00%, 8/15/29	12,505	3,277
Harris County Health Facilities Development Corp. Revenue Bonds, Series A, Christus Health (NATLE-RE Insured), Escrowed to Maturity,
5.50%, 7/1/09	180	180
Lower Colorado River Authority Revenue Refunding Bonds, Series A,
6.25%, 5/15/31	10,000	10,530
Parker County Hospital District Revenue Bonds, Campbell Health System, Prerefunded,
6.25%, 8/15/09	1,000	1,027
Sam Rayburn Municipal Power Agency Revenue Refunding Bonds,
6.00%, 10/1/16	1,000	1,016
6.00%, 10/1/21	1,250	1,253
Texas State Veterans Housing Assistance G.O. Unlimited Bonds, Series C (AMT), Fund II,
6.10%, 6/1/21	3,000	3,019
Waxahachie Independent School District Capital Appreciation G.O. Unlimited Bonds (PSF Gtd.), Unrefunded Balance,
0.00%, 8/15/16	240	160
0.00%, 8/15/23	190	77
0.00%, 8/15/28	305	89
0.00%, 8/15/30	320	82

		52,352

Utah - 1.6%
Utah Transit Authority Sales Refunding TRB, Series A (BHAC-CR MBIA Insured),
5.00%, 6/15/35	10,000	10,043
Utah Transit Authority Sales TRB, Series A (FSA Insured),
5.00%, 6/15/36	5,000	4,956

		14,999

Virginia - 1.7%
Hampton Roads Sanitation District Wastewater Revenue Bonds,
5.00%, 4/1/33	5,000	5,088
New Hampshire Health & Education Facilities Authority Revenue Bonds, Dartmouth College,
5.25%, 6/1/39	5,890	6,125
Virginia State Public Building Authority Revenue Bonds, Series B,
5.00%, 8/1/26	5,000	5,335

		16,548

Washington - 2.2%
Washington State G.O. Unlimited Bonds, Series B & AT-7,
6.40%, 6/1/17	5,200	6,207
Washington State G.O. Unlimited Refunding Bonds, Series R-2010 A,
5.00%, 1/1/21(1)	6,000	6,525
Washington State Motor Vehicle Fuel Tax G.O. Unlimited Bonds, Series B (NATL-RE Insured),
5.00%, 7/1/30	8,245	8,408

		21,140

Total Municipal Bonds

(Cost $915,561)		932,210

SHORT-TERM INVESTMENTS - 2.7%
Gulf Coast Waste Disposal Authority PCR Refunding VRDB, Amoco Oil Company Project,
0.21%, 7/1/09	1,300	1,300
Las Vegas Valley New Water District G.O. Unlimited VRDB, Series C,
0.70%, 7/1/09	500	500
Louisiana Public Facilities Authority Revenue VRDB, Dynamic Fuels LLC Project (JP Morgan Chase Bank LOC),
0.20%, 7/1/09	500	500
Massachusetts State G.O. Unlimited VRDB, Series B,
0.40%, 7/1/09	600	600
Pima County IDA Revenue VRDB, Series A, Senior Living Facilities - La Posada (LaSalle Bank N.A. LOC),
0.30%, 7/2/09	900	900

NORTHERN FUNDS QUARTERLY REPORT    9    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND    continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 2.7% continued
San Jose California Multifamily Housing Revenue VRDB, Series A, Kimberly Wood Apartments (FHLMC),
0.18%, 7/2/09	$300	$300
Tarrant County Health Facilities Development Corp. Revenue VRDB, Series A, Adventist/Sunbelt (SunTrust Bank LOC),
2.65%, 7/2/09	310	310
Texas Water Development Board Revenue Refunding VRDB, Sub Lien Series A, State Revolving,
0.30%, 7/1/09	11,677	11,677
University of Massachusetts Building Authority Revenue Refunding VRDB, Series 2008-4, (State Gtd.),
0.25%, 7/1/09	1,300	1,300
Utah Water Finance Agency Revenue VRDB, Series B-3,
0.33%, 7/1/09	3,400	3,400
Valdez Marine Term Revenue Refunding VRDB, Series B, BP Pipelines Project,
0.25%, 7/1/09	910	910
Valdez Marine Term Revenue Refunding VRDB, Series B, Exxon Pipeline Co. Project,
0.17%, 7/1/09	1,900	1,900
Wisconsin Health & Educational Facilities Authority Revenue VRDB, Concordia University Inc. (JP Morgan Chase & Co. LOC),
0.35%, 7/2/09	2,300	2,300

Total Short-Term Investments

(Cost $25,897)		25,897

Total Investments - 100.8%

(Cost $941,458)		958,107
Liabilities less Other Assets - (0.8)%		(7,790)

NET ASSETS - 100.0%		$950,317

(1)	When-Issued Security.

Percentages shown are based on Net Assets.

At June 30, 2009, the industry sectors for the Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
General	25.2%
General Obligation	14.1
Higher Education	6.4
Power	10.4
School District	9.0
Transportation	9.2
Water	11.1
All Other Sectors Less Than 5%	14.6

Total	100.0%

Federal Tax Information:

At June 30, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$941,458

Gross tax appreciation of investments	$25,995
Gross tax depreciation of investments	(9,346)

Net tax appreciation of investments	$16,649

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Tax-Exempt Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2009:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Tax-Exempt Fund	$—	$958,107	(1)	$—	$958,107

(1)	Classifications as defined in the Schedule of Investments.

TAX-EXEMPT FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corp

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BHAC - Berkshire Hathaway Assurance Corp

COP - Certificate of Participation

CR - Custodial Receipts

FGIC - Financial Guaranty Insurance Corporation

FHLMC - Federal Home Loan Mortgage Association

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance

G.O. - General Obligation

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

IBC - Insured Bond Certificates

IDA - Industrial Development Authority

ICC - Insured Custody Certificates

LOC - Letter of Credit

MBIA - Municipal Bond Insurance Association

NATL-RE - National Public Finance Guarantee Corp.

PCR - Pollution Control Revenue

PSF - Permanent School Fund

SCSDE - South Corolina School District Enhancement

SFM - Single Family Mortgage

TCRS - Transferable Custodial Receipts

TRB - Tax Revenue Bonds

VRDB - Variable Rate Demand Bonds

XLCA - XL Capital Assurance

NORTHERN FUNDS QUARTERLY REPORT    11    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND	JUNE 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 93.9%
Australia - 6.5%
CFS Retail Property Trust	293,600	$388
Commonwealth Property Office Fund	1,112,679	740
Dexus Property Group	4,453,729	2,670
Goodman Group	1,783,453	523
GPT Group	4,932,808	1,925
ING Office Fund	414,072	152
ING OFFICE FUND ING OFF*	170,289	63
Macquarie Office Trust	1,491,182	251
Mirvac Group	1,767,567	1,523
Stockland	1,881,864	4,825
Westfield Group	956,254	8,709

		21,769

Brazil - 0.2%
BR Malls Participacoes S.A.*	29,900	227
MRV Engenharia e Participacoes S.A.	19,675	273
PDG Realty S.A. Empreendimentos e Participacoes	20,600	224

		724

Canada - 1.8%
Boardwalk Real Estate Investment Trust	16,648	468
Brookfield Properties Corp.	149,840	1,194
Calloway Real Estate Investment Trust	39,000	431
Canadian Real Estate Investment Trust	82,990	1,755
Cominar Real Estate Investment Trust	13,300	177
H&R Real Estate Investment Trust	27,400	259
Primaris Retail Real Estate Investment Trust	78,696	801
RioCan Real Estate Investment Trust	76,500	1,005

		6,090

China - 0.2%
Sino-Ocean Land Holdings Ltd.	591,900	675

Finland - 0.1%
Sponda OYJ*	124,110	353

France - 7.0%
Fonciere Des Regions	6,345	477
Gecina S.A.	9,384	581
ICADE	49,303	4,055
Klepierre	217,630	5,614
Mercialys S.A.	22,354	690
Unibail-Rodamco S.E.	82,267	12,285

		23,702

Germany - 0.0%
GAGFAH S.A.	11,730	97

Hong Kong - 20.5%
Agile Property Holdings Ltd.	239,400	341
Cheung Kong Holdings Ltd.	75,300	863
China Overseas Land & Investment Ltd.	4,038,076	9,350
China Resources Land Ltd.	1,137,030	2,503
Country Garden Holdings Co.	1,040,000	481
Great Eagle Holdings Ltd.	48,000	102
Hang Lung Group Ltd.	3,800	18
Hang Lung Properties Ltd.	2,331,200	7,695
Henderson Land Development Co. Ltd.	423,000	2,420
Hongkong Land Holdings Ltd.	1,820,200	6,426
Hysan Development Co. Ltd.	2,138,902	5,485
Kerry Properties Ltd.	1,481,700	6,586
Lifestyle International Holdings Ltd.*	2,444,400	3,387
Link REIT (The)	408,500	871
New World China Land Ltd.	337,300	187
New World Development Ltd.	1,260,000	2,274
Shangri-La Asia Ltd.	2,072,000	3,099
Shimao Property Holdings Ltd.	1,081,500	2,090
Shui On Land Ltd.	1,093,400	744
Sino Land Co.	521,000	856
Sun Hung Kai Properties Ltd.	957,785	11,922
Wharf Holdings Ltd.	353,400	1,494

		69,194

Italy - 0.1%
Beni Stabili S.p.A.	274,278	215

Japan - 11.6%
Aeon Mall Co. Ltd.	264,600	5,007
Daiwa House Industry Co. Ltd.	325,000	3,483
Frontier Real Estate Investment Corp.	31	198
Japan Logistics Fund, Inc.	23	154
Japan Prime Realty Investment Corp.	125	270
Japan Real Estate Investment Corp.	96	797
Kenedix Realty Investment Corp.	116	400
Mitsubishi Estate Co. Ltd.	631,800	10,467
Mitsui Fudosan Co. Ltd.	646,084	11,193
Nippon Accommodations Fund, Inc.	23	103
Nippon Building Fund, Inc.	114	976
Nomura Real Estate Office Fund, Inc.	78	495
NTT Urban Development Corp.	788	760
Orix JREIT, Inc.	52	238
Sumitomo Realty & Development Co. Ltd.	165,100	3,003
Tokyo Tatemono Co. Ltd.	131,000	725
Tokyu Land Corp.	112,000	506
Tokyu REIT, Inc.	39	211

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND    continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 93.9% continued
Japan - 11.6% continued
United Urban Investment Corp.	70	$300

		39,286

Netherlands - 2.3%
Corio N.V.	112,479	5,483
Eurocommercial Properties N.V.	63,980	1,972
Vastned Retail N.V.	3,530	176

		7,631

Singapore - 4.3%
Allgreen Properties Ltd.	681,000	470
Ascendas Real Estate Investment Trust	544,146	596
CapitaCommercial Trust	691,000	389
CapitaLand Ltd.	3,047,400	7,740
CapitaMall Trust	607,700	585
City Developments Ltd.	595,000	3,512
Keppel Land Ltd.	561,100	849
Suntec Real Estate Investment Trust	339,000	200

		14,341

Spain - 0.8%
Sol Melia S.A.	464,000	2,747

Sweden - 0.3%
Castellum AB	121,002	772
Kungsleden AB	43,850	202

		974

Switzerland - 0.1%
PSP Swiss Property A.G. (Registered)*	7,270	347
Swiss Prime Site A.G. (Registered)*	2,000	98

		445

Thailand - 0.8%
Central Pattana PCL	4,500,000	2,573

United Kingdom - 4.6%
British Land Co. PLC	647,006	4,081
Derwent London PLC	264,572	4,077
Great Portland Estates PLC	349,144	1,266
Hammerson PLC	356,482	1,807
Land Securities Group PLC	236,690	1,842
Liberty International PLC	70,186	461
Safestore Holdings PLC	134,500	210
Segro PLC	4,857,576	1,945

		15,689

United States - 32.7%
Acadia Realty Trust	20,531	268
Alexandria Real Estate Equities, Inc.	14,700	526
AMB Property Corp.	97,732	1,838
American Campus Communities, Inc.	101,075	2,242
Apartment Investment & Management Co., Class A	123,685	1,095
AvalonBay Communities, Inc.	24,221	1,355
BioMed Realty Trust, Inc.	57,195	585
Boston Properties, Inc.	118,488	5,652
Brandywine Realty Trust	67,562	503
BRE Properties, Inc.	27,500	653
Brookdale Senior Living, Inc.	65,760	641
Camden Property Trust	25,100	693
CBL & Associates Properties, Inc.	164,753	888
Corporate Office Properties Trust SBI of Maryland	9,700	284
Digital Realty Trust, Inc.	53,981	1,935
Douglas Emmett, Inc.	167,400	1,505
Duke Realty Corp.	30,300	266
Equity Lifestyle Properties, Inc.	11,818	439
Equity One, Inc.	52,200	692
Equity Residential	107,367	2,387
Essex Property Trust, Inc.	56,500	3,516
Extra Space Storage, Inc.	34,800	291
Federal Realty Investment Trust	101,119	5,210
HCP, Inc.	251,499	5,329
Health Care REIT, Inc.	90,000	3,069
Highwoods Properties, Inc.	151,400	3,387
Host Hotels & Resorts, Inc.	578,566	4,854
Kilroy Realty Corp.	90,561	1,860
Kimco Realty Corp.	25,600	257
Liberty Property Trust	109,940	2,533
Macerich (The) Co.	72,080	1,269
Nationwide Health Properties, Inc.	62,520	1,609
Omega Healthcare Investors, Inc.	36,500	566
Orient-Express Hotels Ltd.	33,176	282
Plum Creek Timber Co., Inc.	15,539	463
ProLogis	317,462	2,559
PS Business Parks, Inc.	32,950	1,596
Public Storage	127,860	8,372
Regency Centers Corp.	42,617	1,488
Simon Property Group, Inc.	322,104	16,566
SL Green Realty Corp.	75,037	1,721
Tanger Factory Outlet Centers, Inc.	54,200	1,758
Taubman Centers, Inc.	98,500	2,646
UDR, Inc.	77,622	802

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 93.9% continued
United States - 32.7% continued
Ventas, Inc.	146,085	$4,362
Vornado Realty Trust	175,607	7,908
Weingarten Realty Investors	105,567	1,532

		110,252

Total Common Stocks

(Cost $254,499) (1)		316,757

INVESTMENT COMPANIES - 5.2%
Northern Institutional Funds - Diversified Assets Portfolio (2) (3)	16,662,434	16,662
ProLogis European Properties	185,009	707

Total Investment Companies

(Cost $17,293)		17,369

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INVESTMENTS - 1.5%
BNP Paribas, Grand Cayman, Eurodollar Time Deposit,
0.08%, 7/1/09	$5,055	5,055

Total Short-Term Investments

(Cost $5,055)		5,055

Total Investments - 100.6%

(Cost $276,847)		339,181
Liabilities less Other Assets - (0.6)%		(1,925)

NET ASSETS - 100.0%		$337,256

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	At March 31, 2009, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $11,051,000 with net purchases of approximately $5,611,000 during the three months ended June 30, 2009.
(3)	Investment in affiliated fund. Northern Trust Investments, N.A. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2009, the industry sectors for the Multi-Manager Global Real Estate Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Hotel Restaurants & Leisure	2.1%
Household Durables	0.2
Multiline Retail	1.2
Real Estate Investment Trusts	55.5
Real Estate Management & Development	41.0

Total	100.0%

At June 30, 2009, the Multi-Manager Global Real Estate Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Australian Dollar	6.5%
Euro	10.6
Hong Kong Dollar	19.0
Japanese Yen	11.7
United States Dollar	40.3
All other currencies less than 5%	11.9

Total	100.0%

At June 30, 2009, the Multi-Manager Global Real Estate Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000S)
Euro	2	U.S. Dollar	3	7/1/09	$—
Japanese Yen	28,694	U.S. Dollar	300	7/1/09	2
Singapore Dollar	120	U.S. Dollar	83	7/1/09	—
U.S. Dollar	190	Australian Dollar	236	7/1/09	—
U.S. Dollar	260	Australian Dollar	322	7/1/09	—
U.S. Dollar	277	British Pound	168	7/1/09	(1)
U.S. Dollar	194	Euro	138	7/1/09	—
U.S. Dollar	148	Japanese Yen	14,103	7/1/09	(2)
U.S. Dollar	552	Japanese Yen	52,875	7/1/09	(3)
U.S. Dollar	61	Singapore Dollar	88	7/1/09	—
U.S. Dollar	2	Swedish Kronor	13	7/1/09	—
U.S. Dollar	4	Swiss Franc	5	7/1/09	—
Canadian Dollar	5	U.S. Dollar	4	7/2/09	—
Euro	26	U.S. Dollar	36	7/2/09	—
Hong Kong Dollar	1,043	U.S. Dollar	135	7/2/09	—
Hong Kong Dollar	2,544	U.S. Dollar	328	7/2/09	—

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS MULTI-MANAGER GLOBAL REAL ESTATE FUND continued	JUNE 30, 2009 (UNAUDITED)

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000S)
Singapore Dollar	244	U.S. Dollar	168	7/2/09	—
U.S. Dollar	108	Australian Dollar	133	7/2/09	—
U.S. Dollar	10	Brazilian Real	19	7/2/09	—
U.S. Dollar	46	British Pound	28	7/2/09	—
U.S. Dollar	1	Canadian Dollar	1	7/2/09	—
U.S. Dollar	69	Euro	49	7/2/09	—
U.S. Dollar	134	Hong Kong Dollar	1,037	7/2/09	—
U.S. Dollar	187	Hong Kong Dollar	1,453	7/2/09	—
U.S. Dollar	35	Japanese Yen	3,350	7/2/09	—
U.S. Dollar	97	Japanese Yen	9,343	7/2/09	—
U.S. Dollar	8	Swedish Kronor	61	7/2/09	—
U.S. Dollar	2	Swiss Franc	2	7/2/09	—
British Pound	13	U.S. Dollar	21	7/3/09	—
Canadian Dollar	23	U.S. Dollar	20	7/3/09	—
Hong Kong Dollar	126	U.S. Dollar	16	7/3/09	—
U.S. Dollar	5	Canadian Dollar	6	7/3/09	—
U.S. Dollar	98	Japanese Yen	9,444	7/3/09	—
U.S. Dollar	860	Japanese Yen	82,802	7/3/09	(1)
U.S. Dollar	4	Swedish Kronor	30	7/3/09	—
U.S. Dollar	11	Swiss Franc	12	7/3/09	—
Canadian Dollar	11	U.S. Dollar	10	7/6/09	—
U.S. Dollar	60	Australian Dollar	77	7/6/09	1

Total					$(4)

Federal Tax Information:

At June 30, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$276,847

Gross tax appreciation of investments	$64,038
Gross tax depreciation of investments	(1,704)

Net tax appreciation of investments	$62,334

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager Global Real Estate Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2009:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Hotel Restaurants & Leisure	$282	$5,845	$—	$6,127
Household Durables	496	—	—	496
Multiline Retail	—	3,386	—	3,386
Real Estate Investment Trusts	114,929	75,301	—	190,230
Real Estate Management & Development	1,422	115,096	—	116,518
Investment Companies	16,662	707		17,369
Short-Term Investments	—	5,055	—	5,055

Total Investments	$133,791	$205,390	$—	$339,181

Other Financial Instruments*	$—	$(4)	$—	$(4)

*	Other financial instruments include futures and forwards, if applicable.

MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 84.2%
Australia - 0.2%
Centamin Egypt Ltd.*	1,120,000	$1,550

Brazil - 10.0%
B2W Companhia Global Do Varejo	112,700	2,134
Banco do Brasil S.A.	88,113	952
BR Malls Participacoes S.A.*	154,300	1,173
Brasil Telecom Participacoes S.A.	7,610	132
Cia de Concessoes Rodoviarias	212,000	3,400
Cia Siderurgica Nacional S.A.	4,484	100
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR	84,500	3,250
Companhia Brasileira de Meios de Pagamento*	104,700	900
Cosan SA Industria e Comercio*	306,800	2,255
EDP - Energias do Brasil S.A.	24,345	336
Empresa Brasileira de Aeronautica S.A. ADR	125,200	2,073
Empresa Brasileira de Aeronautica S.A.	132,628	552
Equatorial Energia S.A.	16,248	131
Gerdau S.A. ADR	90,296	945
Grendene S.A.	6,062	56
Light S.A.	39,190	539
Natura Cosmeticos S.A.	560,271	7,394
PDG Realty S.A. Empreendimentos e Participacoes	268,400	2,916
Perdigao S.A.*	134,600	2,576
Petroleo Brasileiro S.A. - Petrobras	111,744	2,290
Petroleo Brasileiro S.A. ADR	484,256	19,845
Redecard S.A.	19,719	303
Souza Cruz S.A.	90,411	2,576
Vale S.A.	475,100	8,376

		65,204

Chile - 0.2%
Banco Santander Chile S.A. ADR	16,085	751
Enersis S.A. ADR	12,576	232

		983

China - 8.2%
Bank of China Ltd., Class H	4,122,000	1,953
Central China Real Estate	985,000	328
China Citic Bank, Class H	284,000	186
China Construction Bank Corp., Class H	3,016,929	2,332
China High Speed Transmission Equipment Group Co. Ltd.	901,000	1,807
China Medical Technologies, Inc.	84,100	1,674
China Merchants Bank Co. Ltd., Class H	2,588,650	5,905
China Petroleum & Chemical Corp.	1,310,000	995
China Telecom Corp. Ltd., Class H	1,761,015	871
Dongfeng Motor Group Co. Ltd., Class H	780,000	656
Industrial & Commercial Bank of China, Class H	14,771,104	10,258
Inner Mongolia Yitai Coal Co., Class B	62,600	291
Maanshan Iron & Steel, Class H*	3,658,000	2,296
Netease.com ADR*	21,415	753
People’s Food Holdings Ltd.	176,924	69
PetroChina Co. Ltd. ADR	26,400	2,917
PetroChina Co. Ltd., Class H	1,192,874	1,316
Renhe Commercial Holdings Co. Ltd.	3,490,000	720
Sinotrans Shipping Ltd.	1,243,000	548
Tencent Holdings Ltd.	323,821	3,770
Tingyi Cayman Islands Holding Corp.	190,000	313
Wumart Stores, Inc., Class H	3,330,000	4,170
Yanzhou Coal Mining Co. Ltd., Class H	4,186,000	5,749
Zhejiang Expressway Co. Ltd., Class H	456,000	360
Zijin Mining Group Co. Ltd., Class H	3,565,167	3,211

		53,448

Czech Republic - 1.0%
Central European Media Enterprises Ltd., Class A*	165,262	3,254
CEZ A/S	46,912	2,114
Komercni Banka A/S	4,166	576
Telefonica O2 Czech Republic A/S	25,402	577

		6,521

Egypt - 0.0%
National Societe Generale Bank S.A.E	15,038	71

Hong Kong - 6.3%
Beijing Enterprises Holdings Ltd.	107,500	536
Cheung Kong Holdings Ltd.	15,000	172
China Agri-Industries Holdings Ltd.	111,000	69
China BlueChemical Ltd., Class H	718,000	376
China Food Ltd.	510,000	308
China Mobile Ltd.	1,460,990	14,650
China Pharmaceutical Group Ltd.	672,000	345
CNOOC Ltd.	7,934,000	9,769
Cnpc Hong Kong Ltd.	1,170,000	974
Cosco International Holdings Ltd.	148,000	74
Denway Motors Ltd.	15,136,000	6,024
GZI Real Estate Investment Trust	284,000	92
Hong Kong Exchanges and Clearing Ltd.	35,800	555
Hopewell Holdings Ltd.	56,000	175

MULTI-MANAGER FUNDS    1    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 84.2% continued
Hong Kong - 6.3% continued
Huabao International Holdings Ltd.	585,000	$565
Inspur International Ltd.	525,000	91
Kingsoft Corp. Ltd.	61,000	43
Li Ning Co. Ltd.	209,023	615
Nine Dragons Paper Holdings Ltd.	2,867,000	1,887
Pacific Basin Shipping Ltd.*	4,398,000	2,780
Shui On Land Ltd.	326,700	222
Sino Biopharmaceutical	16,000	3
Sinolink Worldwide Holdings	1,676,000	269
Skyworth Digital Holdings Ltd.	886,000	203

		40,797

Hungary - 0.1%
Egis PLC	68	6
MOL Hungarian Oil and Gas Nyrt	8,289	511

		517

India - 3.5%
ACC Ltd.	37,113	591
Bank of Baroda	96,729	897
Bank of India	89,286	655
Canara Bank*	133,252	730
Corp Bank	9,501	66
GAIL India Ltd.	57,326	344
Gujarat Ambuja Cements Ltd.	298,230	544
HCL Technologies Ltd.	127,661	494
HDFC Bank Ltd. ADR	52,800	5,445
ICICI Bank Ltd. ADR	72,400	2,136
Indian Bank	110,206	336
Oil & Natural Gas Corp. Ltd.	36,192	805
Oriental Bank Of Commerce	99,720	373
Patni Computer Systems Ltd.	30,302	164
Punjab National Bank Ltd.	47,318	668
Reliance Industries Ltd.*	2,865	121
State Bank of India Ltd.	9,494	345
Steel Authority Of India Ltd.	226,649	714
Sterlite Industries India Ltd.	66,354	837
Union Bank Of India	142,300	718
Wipro Ltd.	744,293	5,858

		22,841

Indonesia - 5.0%
Astra International Tbk PT	4,574,500	10,644
Bank Central Asia Tbk PT	25,442,500	8,770
Bank Mandiri Persero Tbk PT	2,594,500	800
Bank Rakyat Indonesia	5,856,000	3,597
Perusahaan Gas Negara PT*	14,708,500	4,520
Semen Gresik Persero Tbk PT	1,062,000	508
Telekomunikasi Indonesia Tbk PT	1,129,881	837
Unilever Indonesia Tbk PT	422,916	383
United Tractors Tbk PT	2,844,500	2,758

		32,817

Israel - 2.3%
Bezeq Israeli Telecommunication Corp. Ltd.	118,850	219
Cellcom Israel Ltd.	103,700	2,755
Elbit Systems Ltd.	49,177	3,042
Israel Chemicals Ltd.	259,000	2,549
Mizrahi Tefahot Bank Ltd.*	20,556	122
Strauss-Elite Ltd.	198,296	2,091
Teva Pharmaceutical Industries Ltd.	28,117	1,386
Teva Pharmaceutical Industries Ltd. ADR	60,800	3,000

		15,164

Luxembourg - 0.6%
Evraz Group S.A. GDR	31,936	605
Tenaris S.A. ADR	122,700	3,318

		3,923

Malaysia - 0.6%
Berjaya Sports Toto Bhd.	72,800	104
British American Tobacco Malaysia Bhd.	47,800	608
Hong Leong Financial Group Bhd.	46,100	65
KLCC Property Holdings Bhd.	145,800	135
Lafarge Malayan Cement Bhd.	149,200	249
PLUS Expressways Bhd.	543,124	494
Public Bank Bhd.	215,620	555
Sime Darby Bhd.	262,600	518
Telekom Malaysia Bhd.	74,900	62
Tenaga Nasional Bhd.	310,200	673
YTL Power International Bhd.	149,147	92

		3,555

Mexico - 5.9%
Alfa S.A.B. de C.V., Class A	143,117	403
America Movil S.A.B. de C.V. ADR, Series L	359,926	13,936
America Movil S.A.B. de C.V., Series L	549,932	1,067
Cemex S.A.B. de C.V., Series CPO*	297,033	278
Embotelladoras Arca S.A.B de C.V.	953,446	2,244
Fomento Economico Mexicano S.A. de C.V. ADR	299,725	9,669

NORTHERN FUNDS QUARTERLY REPORT    2    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND    continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 84.2% continued
Mexico - 5.9% continued
Fomento Economico Mexicano S.A.B. de C.V., Series UBD	180,217	$581
Grupo Aeroportuario de Sureste SA ADR	59,100	2,305
Grupo Financiero Banorte S.A.B. de C.V., Class O	1,438,300	3,484
Grupo Mexico S.A.B. de C.V., Series B	461,267	504
Grupo Televisa S.A. ADR	131,200	2,230
Industrias C.H. S.A.B. de C.V., Series B*	4,765	15
Wal-Mart de Mexico S.A.B. de C.V., Series V	595,200	1,765

		38,481

Netherlands - 0.0%
New World Resources N.V., Class A	15,951	75

Peru - 0.9%
Cia de Minas Buenaventura S.A. ADR	108,100	2,598
Credicorp Ltd.	59,500	3,463

		6,061

Philippines - 0.6%
Manila Electric Co.	19,500	56
Megaworld Corp.*	18,220,000	369
Metropolitan Bank & Trust	4,039,300	2,633
Philippine Long Distance Telephone Co. ADR	13,611	677
SM Investments Corp.	45,760	290

		4,025

Poland - 0.1%
Asseco Poland S.A.	18,962	326
KGHM Polska Miedz S.A.	1,981	51
Telekomunikacja Polska S.A.	49,780	241

		618

Russia - 3.3%
Gazprom OAO ADR (London Exchange)	93,861	1,913
Gazprom OAO ADR (OTC Exchange)	203,052	4,118
LUKOIL ADR (London Exchange)	88,253	3,948
LUKOIL ADR (OTC Exchange)	35,455	1,585
MMC Norilsk Nickel ADR*	92,083	848
Mobile Telesystems OJSC ADR	74,100	2,736
Novolipetsk Steel OJSC GDR (Registered)	153,174	3,142
Rosneft Oil Co. GDR*	33,163	182
Sberbank-CLS	1,826,800	2,303
Severstal GDR	97,115	525
Sistema JSFC GDR*	3,689	45
Surgutneftegaz ADR (London Exchange)	5,768	40
Surgutneftegaz ADR (OTC Exchange)	49,498	341

		21,726

Singapore - 0.5%
Wilmar International Ltd.	748,000	2,585
Yangzijiang Shipbuilding Holdings Ltd.	1,440,101	770

		3,355

South Africa - 6.5%
ABSA Group Ltd.	56,823	812
ArcelorMittal South Africa Ltd.	52,859	656
Aveng Ltd.	555,314	2,518
FirstRand Ltd.	429,072	784
Gold Fields Ltd.	69,397	837
Grindrod Ltd.	22,924	42
Impala Platinum Holdings Ltd.	100,739	2,231
Investec Ltd.	105,099	579
Liberty Holdings Ltd.	48,265	377
Massmart Holdings Ltd.	354,504	3,689
Metropolitan Holdings Ltd.	281,890	426
MTN Group Ltd.	373,354	5,736
Remgro Ltd.	75,365	725
Sanlam Ltd.	378,816	850
Santam Ltd.	7,980	88
Shoprite Holdings Ltd.	297,548	2,126
Standard Bank Group Ltd.	895,236	10,313
Truworths International Ltd.	1,932,378	9,285
Wilson Bayly Holmes-Ovcon Ltd.	10,555	146
Woolworths Holdings Ltd.	95,600	161

		42,381

South Korea - 13.8%
Busan Bank	44,910	306
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	39,530	617
Haansoft, Inc.	12,438	37
Hankook Tire Co. Ltd.	285,840	3,724
Hyundai Department Store Co. Ltd.	9,744	683
Hyundai Development Co.	79,270	2,496
Hyundai Engineering & Construction Co. Ltd.	13,093	546
Hyundai Heavy Industries	20,560	3,059
Hyundai Marine & Fire Insurance Co. Ltd.	15,308	190
Hyundai Mipo Dockyard	3,321	328
Hyundai Motor Co. Ltd.	60,711	3,519
Kangwon Land, Inc.	42,960	548
Korea Zinc Co. Ltd.	3,339	361

MULTI-MANAGER FUNDS    3    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 84.2% continued
South Korea - 13.8% continued
KT Corp.	19,330	$557
KT&G Corp.	52,407	2,960
LG Chem Ltd.	6,657	726
LG Corp.	69,699	3,315
LG Display Co. Ltd.	36,190	903
LG Display Co. Ltd. ADR	246,800	3,083
LG Electronics, Inc.	45,474	4,155
Lotte Shopping Co. Ltd.	2,308	473
MegaStudy Co. Ltd.	18,258	3,287
NCSoft Corp.	123,090	17,636
NHN Corp.*	23,723	3,278
POSCO	4,686	1,552
Samsung Electronics Co. Ltd.	36,787	17,037
Samsung Engineering Co. Ltd.	66	4
Samsung Fire & Marine Insurance Co. Ltd.	297	44
Samsung Heavy Industries Co. Ltd.	36,010	816
Samsung Techwin Co. Ltd.	43,791	2,469
Shinhan Financial Group Co. Ltd.*	274,204	6,888
Shinsegae Co. Ltd.	6,882	2,723
SK Holdings Co. Ltd.	6,822	569
SK Telecom Co. Ltd.	4,974	679
S-Oil Corp.	6,207	276
Woori Investment & Securities Co. Ltd.	19,290	226

		90,070

Taiwan - 11.1%
Asia Cement Corp.	2,466,000	2,620
AU Optronics Corp.	988,000	958
China Life Insurance Co. Ltd.*	250,000	117
Chinatrust Financial Holding Co. Ltd.*	8,602,000	5,153
Chunghwa Telecom Co. Ltd.	421,206	840
Compal Electronics, Inc.	879,000	711
Far Eastern Textile Co. Ltd.	3,047,000	3,513
Formosa Petrochemical Corp.*	278,000	664
Formosa Plastics Corp.	439,000	781
Fubon Financial Holding Co. Ltd.*	731,000	679
HannStar Display Corp.	129,000	26
HON HAI Precision Industry Co. Ltd. GDR	178,350	1,089
HON HAI Precision Industry Co. Ltd.	2,326,700	7,162
HTC Corp.	232,000	3,262
InnoLux Display Corp.	90,000	110
Inventec Co. Ltd.	551,000	317
KGI Securities Co. Ltd.	788,000	357
Lite-On Technology Corp.	647,000	559
Macronix International	989,000	447
MediaTek, Inc.	51,000	607
President Chain Store Corp.	1,820,000	4,658
Quanta Computer, Inc.	509,000	824
Siliconware Precision Industries Co.	576,628	664
Siliconware Precision Industries Co. ADR	537,200	3,331
Soft-World International Corp.	11,114	61
Taiwan Cement Corp.	5,318,000	5,065
Taiwan Cooperative Bank	382,000	219
Taiwan Semiconductor Manufacturing Co. Ltd.	6,828,000	11,342
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	287,900	2,709
U-Ming Marine Transport Corp.	253,360	493
Uni-President Enterprises Corp.	1,992,170	2,045
United Microelectronics Corp.	2,462,000	820
Wistron Corp.	2,526,000	4,169
Yageo Corp.	9,350,000	1,880
Yuanta Financial Holding Co. Ltd.	6,555,000	4,386

		72,638

Thailand - 1.6%
Bangkok Bank PCL	218,325	687
Banpu PCL (Registered)	17,900	176
CP ALL PCL	17,155	9
Kasikornbank PCL NVDR	1,492,900	2,879
Krung Thai Bank PCL	1,516,106	389
Land and Houses PCL	13,363,621	1,977
PTT Exploration & Production PCL	166,400	645
Siam Commercial Bank PCL (Registered)	340,813	750
Tisco Financial Group PCL*	3,735,800	2,094
Tisco Financial Group PCL NVDR	1,108,298	597

		10,203

Turkey - 0.5%
Turkiye Garanti Bankasi A.S.*	1,293,654	3,480

United Kingdom - 0.9%
Anglo American PLC	199,704	5,790

United States - 0.5%
Cognizant Technology Solutions Corp., Class A*	114,000	3,044

Total Common Stocks

(Cost $435,084) (1)		549,338

NORTHERN FUNDS QUARTERLY REPORT    4    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND    continued

	NUMBER OF SHARES	VALUE (000S)
CONVERTIBLE PREFERRED STOCKS - 3.4%
Brazil - 3.4%
Banco Itau Holding Financeira S.A. ADR	1,129,756	$17,884
Brasil Telecom Participacoes S.A. ADR	105,199	4,040
Cia de Bebidas das Americas ADR	6,077	394

		22,318

Total Convertible Preferred Stocks

(Cost $17,499) (1)		22,318

PREFERRED STOCKS - 2.5%
Brazil - 2.5%
Banco do Estado do Rio Grande do Sul	30,166	122
Bradespar S.A.	48,465	633
Braskem S.A., Class A*	18,115	66
Centrais Eletricas Brasileiras S.A., Class B	49,541	645
Cia Paranaense de Energia, Class B	29,157	406
Cia Vale do Rio Doce, Class A	53,717	818
Eletropaulo Metropolitana de Sao Paulo S.A., Class B	30,880	547
Fertilizantes Fosfatados S.A.	71,177	543
Investimentos Itau S.A.	224,083	997
Itau Unibanco Banco Multiplo S.A.	17,586	279
Lojas Americanas S.A.	14,434	68
Metalurgica Gerdau S.A.	51,647	680
Petroleo Brasileiro ADR	172,216	5,745
Petroleo Brasileiro S.A. - Petrobras	192,388	3,199
Telecomunicacoes de Sao Paulo S.A.	20,833	466
Telemar Norte Leste S.A.	9,638	268
Ultrapar Participacoes S.A.	13,436	426
Universo Online S.A.	19,874	74
Vivo Participacoes S.A.	17,725	338

		16,320

Total Preferred Stocks

(Cost $12,844) (1)		16,320

INVESTMENT COMPANIES - 8.0%
iShares MSCI Emerging Markets Index Fund	970,629	31,283
Northern Institutional Funds - Diversified Assets Portfolio (2) (3)	20,882,149	20,882

Total Investment Companies

(Cost $46,882)		52,165

	NUMBER OF WARRANTS
WARRANTS - 1.1%
India - 0.3%
Bharat Electronics Ltd., Exp. 4/15/10, Strike $1	73,400	2,037
United States - 0.8%
UBS A.G. London Branch, Exp. 4/15/10, Strike $1	48,153	2,033
UBS A.G. London, Exp. 4/15/10, Strike $1	152,861	2,832

		4,865

Total Warrants

(Cost $6,713)		6,902

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INVESTMENTS - 1.5%
BNP Paribas, Grand Cayman, Eurodollar Time Deposit,
0.08%, 7/1/09	$9,644	9,644

Total Short-Term Investments

(Cost $9,644)		9,644

Total Investments - 100.7%

(Cost $528,666)		656,687
Liabilities less Other Assets - (0.7)%		(4,626)

NET ASSETS - 100.0%		$652,061

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	The Fund had approximately $1,585,00 of net sales in the Diversified Assets Portfolio of the Northern Institutional Funds during the period ended June 30, 2009.
(3)	Investment in affiliated fund. Northern Trust Investments, N.A. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

MULTI-MANAGER FUNDS    5    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

At June 30, 2009, the industry sectors for the Multi-Manager Emerging Markets Equity Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	8.9%
Consumer Staples	10.1
Energy	11.9
Financials	25.9
Health Care	1.1
Industrials	7.0
Information Technology	16.4
Materials	9.3
Telecommunication Services	8.4
Utilities	1.0

Total	100.0%

At June 30, 2009, the Multi-Manager Emerging Markets Equity Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	32.2%
Hong Kong Dollar	14.1
South Korean Won	13.9
Taiwan Dollar	10.4
South African Rand	7.7
Brazilian Real	6.6
Indonesian Rupiah	5.2
All other currencies less than 5%	9.9

Total	100.0%

At June 30, 2009, the Multi-Manager Emerging Markets Equity Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000S)
Israeli Shekel	10	U.S. Dollar	3	7/1/09	$—
U.S. Dollar	321	Indonesian Rupiah	3,277,125	7/1/09	—
U.S. Dollar	38	Israeli Shekel	149	7/1/09	—
U.S. Dollar	218	Taiwan Dollar	7,160	7/1/09	—
U.S. Dollar	908	Hong Kong Dollar	7,038	7/2/09	—
U.S. Dollar	31	Singapore Dollar	45	7/2/09	—
U.S. Dollar	84	Thai Baht	2,844	7/2/09	—
U.S. Dollar	676	Hong Kong Dollar	5,240	7/3/09	—
U.S. Dollar	103	Indian Rupee	4,955	7/3/09	—
U.S. Dollar	450	South African Rand	3,515	7/3/09	5
U.S. Dollar	172	Canadian Dollar	201	7/6/09	—
South African Rand	1,065	U.S. Dollar	138	7/7/09	—
Taiwan Dollar	6,031	U.S. Dollar	183	9/16/09	(1)

Total					$4

Federal Tax Information:

At June 30, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$528,666

Gross tax appreciation of investments	$129,909
Gross tax depreciation of investments	(1,888)

Net tax appreciation of investments	$128,021

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager Emerging Markets Equity Fund’s investments, and other financial instruments which are carried at fair value, as of June 30, 2009:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$10,591	$44,080	$—	$54,671
Consumer Staples	32,309	28,805	—	61,114
Energy	34,413	28,911	—	63,324
Financials	17,405	93,947	—	111,352
Health Care	4,674	2,116	—	6,790
Industrials	11,775	31,331	—	43,106
Information Technology	14,123	84,644	—	98,767
Materials	14,366	40,193	—	54,559
Telecommunication Services	21,304	25,315	—	46,619
Utilities	1,238	7,798	—	9,036
Convertible Preferred Stock
Consumer Staples	394	—	—	394
Financials	17,884	—	—	17,884
Telecommunication Services	4,040	—	—	4,040
Preferred Stock
Consumer Discretionary	68	—		68
Energy	9,370	—	—	9,370
Financials	1,398	—	—	1,398
Information Technology	73	—	—	73
Materials	2,741	—	—	2,741
Telecommunication Services	1,072	—	—	1,072
Utilities	1,598	—	—	1,598
Investment Companies	52,165	—	—	52,165
Warrants
Health Care	—	—	2,832	2,832
Industrials	—	—	4,070	4,070
Short-Term Investments	—	9,644	—	9,644

Total Investments	$253,001	$396,784	$6,902	$656,687

Other Financial Instruments*	—	4	—	4

*	Other financial instruments include futures and forwards, if applicable.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Balance as of 3/31/09	$—	$—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	189	—
Net Purchases (Sales)	6,713	—
Transfers in and/or out of Level 3	—	—

Balance as of 6/30/09	$6,902	$—

*	Other financial instruments include futures and forwards, if applicable.

NORTHERN FUNDS QUARTERLY REPORT    6    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 87.3%
Australia - 2.1%
Alumina Ltd.	1,877,700	$2,155
AMP Ltd.	893,011	3,499
BHP Billiton Ltd.	119,669	3,280
BHP Billiton Ltd. ADR	54,385	2,976
Incitec Pivot Ltd.	1,311,357	2,495
National Australia Bank Ltd.	109,541	1,972
Newcrest Mining Ltd.	252,717	6,192
Woolworths Ltd.	209,461	4,429
WorleyParsons Ltd.	130,190	2,480

		29,478

Belgium - 0.9%
Anheuser-Busch InBev N.V.	117,206	4,243
Belgacom S.A.	229,364	7,333
Colruyt S.A.	5,559	1,268

		12,844

Brazil - 1.3%
BM&FBOVESPA S.A.	1,102,427	6,628
Centrais Eletricas Brasileiras S.A.	111,872	1,636
Petroleo Brasileiro S.A. ADR	119,648	4,903
Redecard S.A.	184,400	2,837
Vale S.A.	103,700	1,828
Weg S.A.	164,600	1,159

		18,991

Canada - 5.4%
Agnico-Eagle Mines Ltd.	37,090	1,946
Barrick Gold Corp.	346,275	11,617
Brookfield Asset Management, Inc., Class A	177,911	3,037
Canadian National Railway Co.	118,854	5,106
EnCana Corp.	85,869	4,258
Inmet Mining Corp.	97,270	3,568
Ivanhoe Mines Ltd./CA*	506,978	2,839
Kinross Gold Corp.	119,600	2,180
Magna International, Inc., Class A	276,840	11,694
Nexen, Inc.	263,952	5,715
Novagold Resources, Inc.*	943,862	4,040
Potash Corp. of Saskatchewan	24,800	2,308
Research In Motion Ltd.*	31,880	2,265
Shoppers Drug Mart Corp.	125,350	5,387
Suncor Energy, Inc.	180,357	5,472
Teck Resources Ltd., Class B*	29,400	469
Tim Hortons, Inc.	73,382	1,793
Yamana Gold, Inc.	302,020	2,670

		76,364

China - 1.6%
China Life Insurance Co. Ltd., Class H	1,879,000	6,938
China Oilfield Services Ltd., Class H	2,220,000	2,386
China Railway Construction Corp. Ltd., Class H	1,703,000	2,623
China South Locomotive and Rolling Stock Corp., Class H	4,211,000	2,483
China Zhongwang Holdings Ltd.*	2,252,400	3,092
Industrial & Commercial Bank of China, Class H	4,188,000	2,908
Suntech Power Holdings Co. Ltd.*	138,000	2,465

		22,895

Denmark - 0.8%
Novo-Nordisk A/S, Class B	119,540	6,497
Vestas Wind Systems A/S*	67,487	4,852

		11,349

Egypt - 0.1%
Orascom Construction Industries GDR	45,298	1,484

Finland - 1.2%
Nokia OYJ	441,463	6,443
Nokia OYJ ADR	351,219	5,121
Stora Enso OYJ (Registered)*	1,012,380	5,342

		16,906

France - 8.5%
Alcatel-Lucent*	1,050,052	2,646
Alstom S.A.	105,368	6,237
Areva S.A.	5,940	3,470
BNP Paribas	36,691	2,381
Carrefour S.A.	185,651	7,942
Compagnie Generale de Geophysique-Veritas*	138,472	2,500
Gemalto N.V.*	200,636	6,960
Iliad S.A.	34,633	3,364
L’Oreal S.A.	50,168	3,756
Nexans S.A.	36,306	1,935
Sanofi-Aventis S.A.	309,947	18,229
Schneider Electric S.A.	55,612	4,253
Societe Generale	65,002	3,547
Technip S.A.	122,130	6,003
Thales S.A.	282,223	12,630
Total S.A.	132,606	7,182

MULTI-MANAGER FUNDS    1    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 87.3% continued
France - 8.5% continued
Total S.A. ADR	165,500	$8,975
UBISOFT Entertainment*	176,390	4,312
Veolia Environment	45,079	1,332
Vinci S.A.	108,514	4,870
Vivendi S.A.	298,902	7,160

		119,684

Germany - 3.5%
Adidas A.G.	113,260	4,316
Allianz S.E. (Registered)	36,710	3,395
BASF S.E.	80,355	3,205
Daimler A.G. (Registered)	43,677	1,580
Deutsche Boerse A.G.	26,509	2,060
E.ON A.G.	138,313	4,910
GEA Group A.G.	127,176	1,929
Metro A.G.	57,653	2,756
SAP A.G.	130,517	5,262
Siemens A.G. (Registered)	164,397	11,382
Solarworld A.G.	46,548	1,099
Symrise A.G.	400,025	5,920
United Internet A.G. (Registered)*	116,547	1,369

		49,183

Greece - 0.5%
National Bank of Greece S.A.*	176,050	4,824
Public Power Corp. S.A.*	84,274	1,734

		6,558

Hong Kong - 2.7%
ASM Pacific Technology Ltd.	184,800	956
Belle International Holdings Ltd.	3,689,000	3,239
Cheung Kong Holdings Ltd.	397,201	4,554
China Mobile Ltd.	330,500	3,314
China Overseas Land & Investment Ltd.	1,810,000	4,191
China Resources Land Ltd.	1,322,000	2,911
CNOOC Ltd.	2,806,000	3,455
Hong Kong Exchanges and Clearing Ltd.	224,300	3,480
Li & Fung Ltd.	1,014,000	2,710
Li Ning Co. Ltd.	209,000	615
Noble Group Ltd.	2,434,000	3,047
Shangri-La Asia Ltd.	1,124,000	1,681
Sun Hung Kai Properties Ltd.	265,000	3,298

		37,451

India - 1.1%
HDFC Bank Ltd. ADR	19,484	2,009
ICICI Bank Ltd. ADR	201,000	5,929
Infosys Technologies Ltd. ADR	153,584	5,649
Reliance Industries Ltd., GDR (London Exchange) (1) *	16,854	1,393
Reliance Industries Ltd., GDR (OTC Exchange) (1) *	486	41

		15,021

Indonesia - 0.2%
Bank Rakyat Indonesia	4,296,500	2,639

Ireland - 1.3%
Covidien PLC	88,710	3,321
CRH PLC	144,078	3,303
Experian PLC	985,040	7,383
Ryanair Holdings PLC ADR*	164,395	4,667

		18,674

Israel - 0.6%
Teva Pharmaceutical Industries Ltd. ADR	158,395	7,815

Italy - 1.6%
Ansaldo STS S.p.A.	98,002	1,808
ENI S.p.A.	188,602	4,474
Intesa Sanpaolo S.p.A.*	301,684	978
Saipem S.p.A.	305,236	7,451
Telecom Italia S.p.A. (RSP)	8,612,940	8,469

		23,180

Japan - 20.3%
Asahi Glass Co. Ltd.	401,000	3,200
Bank of Yokohama (The) Ltd.	783,950	4,175
Canon, Inc.	252,092	8,205
Coca-Cola West Holdings Co. Ltd.	566,900	10,835
Dai Nippon Printing Co. Ltd.	878,000	12,003
Daiwa Securities Group, Inc.	170,995	1,011
Fanuc Ltd.	64,880	5,177
Fast Retailing Co. Ltd.	40,100	5,223
FUJIFILM Holdings Corp.	424,500	13,392
Hosiden Corp.	83,400	1,056
Ibiden Co. Ltd.	37,000	1,034
Joyo Bank (The) Ltd.	853,893	4,341
JS Group Corp.	390,500	6,013
Jupiter Telecommunications Co. Ltd.	4,013	3,042
Kao Corp.	172,000	3,748
Keyence Corp.	17,953	3,654
Komatsu Ltd.	84,300	1,294
Kose Corp.	274,084	5,776
Kurita Water Industries Ltd.	51,001	1,643

NORTHERN FUNDS QUARTERLY REPORT    2    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND    continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 87.3% continued
Japan - 20.3% continued
Mabuchi Motor Co. Ltd.	221,200	$10,636
MID REIT, Inc.	652	1,454
Mitsubishi Corp.	445,815	8,188
Mitsubishi UFJ Financial Group, Inc.	669,211	4,114
Mitsui Fudosan Co. Ltd.	166,000	2,876
Mitsui Sumitomo Insurance Group Holdings, Inc.	379,564	9,898
Nintendo Co. Ltd.	31,700	8,724
Nippon Electric Glass Co. Ltd.	420,000	4,682
Nippon Steel Corp.	366,000	1,396
Nippon Telegraph & Telephone Corp. ADR	520,241	10,587
Nipponkoa Insurance Co. Ltd.	1,027,022	5,957
Nomura Holdings, Inc.	1,253,269	10,500
Nomura Research Institute Ltd.	304,432	6,754
Rohm Co. Ltd.	111,700	8,113
Secom Co. Ltd.	57,357	2,326
Sega Sammy Holdings, Inc.	544,300	6,883
Sekisui House Ltd.	559,000	5,651
Seven & I Holdings Co. Ltd.	577,406	13,547
Shin-Etsu Chemical Co. Ltd.	50,100	2,314
Shiseido Co. Ltd.	567,000	9,277
SMC Corp. of Japan	34,303	3,677
Sugi Holdings Co. Ltd.	199,654	4,107
Sumitomo Metal Mining Co. Ltd.	260,946	3,669
Sumitomo Trust & Banking (The) Co. Ltd.	1,422,092	7,655
Suzuki Motor Corp.	269,122	6,018
Terumo Corp.	77,900	3,429
THK Co. Ltd.	134,889	2,011
Tokyu Land Corp.	667,000	3,013
Toyo Seikan Kaisha Ltd.	355,600	7,494
Toyota Motor Corp.	180,400	6,820
United Urban Investment Corp.	270	1,159
Wacoal Holdings Corp.	575,000	7,203

		284,954

Malaysia - 0.2%
Sime Darby Bhd.	1,379,986	2,721

Netherlands - 2.8%
ArcelorMittal	68,277	2,242
ASML Holding N.V.*	56,087	1,217
Heineken N.V.	255,697	9,500
Koninklijke Philips Electronics N.V., New York Shares	184,800	3,404
Qiagen N.V.*	184,457	3,424
Royal Dutch Shell PLC ADR	208,494	10,604
TomTom N.V.*	320,878	3,902
Wolters Kluwer N.V.	276,912	4,846

		39,139

Norway - 0.5%
Seadrill Ltd.	230,800	3,316
StatoilHydro ASA	207,109	4,091

		7,407

Portugal - 0.2%
Energias de Portugal S.A.	702,659	2,757

Russia - 0.4%
Gazprom OAO ADR (London Exchange)	300,935	6,132
Gazprom OAO ADR (OTC Exchange)	5,089	103

		6,235

Singapore - 0.8%
CapitaLand Ltd.	1,121,000	2,847
DBS Group Holdings Ltd.	386,837	3,139
Golden Agri-Resources Ltd.*	8,748,000	2,289
Wilmar International Ltd.	736,000	2,544

		10,819

South Africa - 2.4%
AngloGold Ashanti Ltd. ADR	207,719	7,609
Gold Fields Ltd.	542,366	6,546
Gold Fields Ltd. ADR	181,973	2,193
Impala Platinum Holdings Ltd.	365,517	8,095
MTN Group Ltd.	356,625	5,479
Naspers Ltd., Class N	145,800	3,842

		33,764

South Korea - 1.8%
Hyundai Motor Co.	26,690	1,547
KB Financial Group, Inc. ADR*	81,813	2,725
Korea Electric Power Corp. ADR*	352,010	4,048
POSCO ADR	19,900	1,645
Samsung Electronics Co. Ltd.	12,354	5,722
SK Telecom Co. Ltd. ADR	646,160	9,789

		25,476

Spain - 2.2%
Banco Santander S.A.	311,326	3,757
Gamesa Corp. Tecnologica S.A.	52,833	1,003
Iberdrola Renovables S.A.*	907,300	4,153
Iberdrola S.A.	277,917	2,260

MULTI-MANAGER FUNDS    3    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 87.3% continued
Spain - 2.2% continued
Inditex S.A.	148,741	$7,148
Red Electrica Corp. S.A.	10,960	496
Tecnicas Reunidas S.A.	31,239	1,474
Telefonica S.A.	440,693	9,993

		30,284

Sweden - 0.8%
Hennes & Mauritz AB, Class B	65,800	3,290
Telefonaktiebolaget LM Ericsson ADR, Class B	805,537	7,879

		11,169

Switzerland - 6.2%
ABB Ltd. (Registered)*	246,393	3,879
Actelion Ltd. (Registered)*	64,263	3,370
Alcon, Inc.	12,000	1,393
Credit Suisse Group A.G. (Registered)	188,218	8,592
Julius Baer Holding A.G. (Registered)	116,366	4,537
Kuehne & Nagel International A.G. (Registered)	24,415	1,917
Nestle S.A. (Registered)	479,493	18,097
Novartis A.G. (Registered)	329,951	13,406
Roche Holding A.G. (Genusschein)	48,771	6,635
SGS S.A. (Registered)	3,518	4,369
Sonova Holding A.G. (Registered)*	18,153	1,477
Swatch Group (The) A.G. (Registered)	46,024	1,509
Syngenta A.G. (Registered)	21,595	5,015
UBS A.G.*	300,519	3,669
Xstrata PLC	218,731	2,413
Zurich Financial Services A.G. (Registered)	35,578	6,298

		86,576

Taiwan - 0.9%
MediaTek, Inc.	329,000	3,914
Taiwan Semiconductor Manufacturing Co. Ltd.	3,869,180	6,427
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	296,800	2,793

		13,134

Thailand - 0.2%
Bangkok Bank PCL (Registered)	796,072	2,597

Turkey - 0.2%
Turkiye Garanti Bankasi A.S.*	800,374	2,153

United Kingdom - 13.0%
Amec PLC	220,893	2,378
Amlin PLC	326,700	1,628
Anglo American PLC	244,178	7,126
Antofagasta PLC	451,597	4,386
AstraZeneca PLC	38,076	1,677
Autonomy Corp. PLC*	357,036	8,460
BAE Systems PLC	1,028,747	5,743
Barclays PLC	745,921	3,474
BG Group PLC	832,106	13,982
BP PLC ADR	371,506	17,713
British Sky Broadcasting Group PLC	685,018	5,139
Cadbury PLC	665,003	5,681
Cairn Energy PLC*	64,874	2,506
Capita Group PLC	541,892	6,389
Compass Group PLC	184,665	1,041
Diageo PLC	442,670	6,357
GlaxoSmithKline PLC	447,877	7,887
HSBC Holdings PLC (London Exchange)	285,629	2,371
HSBC Holdings PLC (Hong Kong Exchange)	555,600	4,656
International Power PLC	279,955	1,099
John Wood Group PLC	223,664	986
Petrofac Ltd.	197,699	2,184
Reckitt Benckiser Group PLC	181,173	8,257
Rolls-Royce Group PLC*	895,628	5,340
Rotork PLC	105,133	1,434
Scottish & Southern Energy PLC	210,316	3,949
Standard Chartered PLC	606,700	11,427
Subsea 7, Inc.*	175,000	1,794
Tullow Oil PLC	307,041	4,751
United Utilities Group PLC	845,783	6,928
Vedanta Resources PLC	171,376	3,648
Vodafone Group PLC	5,103,214	9,865
Vodafone Group PLC ADR	393,026	7,660
WPP PLC	804,992	5,354

		183,270

United States - 1.0%
Newmont Mining Corp.	224,377	9,170
Philip Morris International, Inc.	109,156	4,762

		13,932

Total Common Stocks

(Cost $1,266,688) (2)		1,226,903

NORTHERN FUNDS QUARTERLY REPORT    4    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND    continued

	NUMBER OF SHARES	VALUE (000S)
CONVERTIBLE PREFERRED STOCKS - 0.9%
Brazil - 0.5%
Banco Itau Holding Financeira S.A. ADR	460,853	$7,296

United States - 0.4%
Lucent Technologies Capital Trust I	8,125	4,956

Total Convertible Preferred Stocks

(Cost $7,919) (2)		12,252

PREFERRED STOCKS - 1.0%
Brazil - 0.6%
Centrais Eletricas Brasileiras S.A. ADR	294,000	3,839
Petroleo Brasileiro S.A. - Petrobras	235,098	3,909

		7,748

Germany - 0.4%
Henkel AG & Co. KGaA	192,818	6,025

Total Preferred Stocks

(Cost $13,010) (2)		13,773

INVESTMENT COMPANIES - 8.6%
iShares MSCI Emerging Markets Index Fund	2,249,605	72,505
Northern Institutional Funds - Diversified Assets Portfolio (3) (4)	48,434,523	48,434

Total Investment Companies

(Cost $143,434)		120,939

RIGHTS - 0.0%
Singapore - 0.0%
Golden Agri-Resources Ltd.*	1,487,160	205

Total Rights

(Cost $ — )		205

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INVESTMENTS - 2.1%
BNP Paribas, Grand Cayman, Eurodollar Time Deposit,
0.08%, 7/1/09	$23,924	23,924
U.S. Treasury Bill,
0.28%, 11/19/09(5)	5,635	5,629

Total Short-Term Investments

(Cost $29,553)		29,553

Total Investments - 99.9%

(Cost $1,460,604)		$1,403,625
Other Assets less Liabilities - 0.1%		1,360

NET ASSETS - 100.0%		$1,404,985

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(3)	Investment in affiliated fund. Northern Trust Investments, N.A. is an investment adviser of the Portfolio and the investment adviser to other Northern Institutional Funds and to the Northern Funds.
(4)	At March 31, 2009, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $40,297,000 with net Purchases of approximately $8,136,000 during the period ended June 30, 2009.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2009, the Multi-Manager International Equity Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (000S)
E-Mini MSCI
EAFE Index	451	$29,380	Long	9/09	$154

At June 30, 2009, the industry sectors for the Multi-Manager International Equity Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	8.5%
Consumer Staples	10.6
Energy	10.7
Financials	20.4
Health Care	5.9
Industrials	12.5
Information Technology	11.7
Materials	11.0
Telecommunication Services	5.7
Utilities	3.0

Total	100.0%

MULTI-MANAGER FUNDS    5    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND    continued

At June 30, 2009, the Multi-Manager International Equity Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
U.S. Dollar	23.5%
Euro	21.3
Japanese Yen	20.7
British Pond	12.2
Swiss Franc	6.0
All other currencies less than 5%	16.3

Total	100.0%

At June 30, 2009, the Multi-Manager International Equity Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000S)
British Pound	235	U.S. Dollar	386	7/1/09	$—
Japanese Yen	4	U.S. Dollar	—	7/1/09	—
Japanese Yen	1,865	U.S. Dollar	19	7/1/09	—
Japanese Yen	2,975	U.S. Dollar	31	7/1/09	—
Japanese Yen	6,509	U.S. Dollar	68	7/1/09	—
Japanese Yen	7,171	U.S. Dollar	75	7/1/09	—
U.S. Dollar	279	Euro	199	7/1/09	—
U.S. Dollar	367	Japanese Yen	34,894	7/1/09	(4)
U.S. Dollar	97	Swiss Franc	104	7/1/09	—
Hong Kong Dollar	317	U.S. Dollar	41	7/2/09	—
Japanese Yen	700	U.S. Dollar	7	7/2/09	—
Japanese Yen	1,483	U.S. Dollar	15	7/2/09	—
Japanese Yen	1,728	U.S. Dollar	18	7/2/09	—
Japanese Yen	1,802	U.S. Dollar	19	7/2/09	—
Japanese Yen	2,182	U.S. Dollar	23	7/2/09	—
Japanese Yen	2,983	U.S. Dollar	31	7/2/09	—
Japanese Yen	4,066	U.S. Dollar	42	7/2/09	—
Japanese Yen	4,780	U.S. Dollar	50	7/2/09	—
U.S. Dollar	801	Euro	572	7/2/09	—
U.S. Dollar	87	Hong Kong Dollar	674	7/2/09	—
U.S. Dollar	632	Japanese Yen	60,518	7/2/09	(3)
U.S. Dollar	2,505	Japanese Yen	241,700	7/2/09	4
U.S. Dollar	77	South African Rand	621	7/2/09	3
U.S. Dollar	113	South African Rand	906	7/2/09	4
U.S. Dollar	14	Swiss Franc	15	7/2/09	—
U.S. Dollar	85	Hong Kong Dollar	661	7/3/09	—
U.S. Dollar	155	Japanese Yen	14,930	7/3/09	—

Total					$4

Federal Tax Information:

At June 30, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,460,604

Gross tax appreciation of investments	$100,603
Gross tax depreciation of investments	(157,582)

Net tax depreciation of investments	$(56,979)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager International Equity Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2009:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)		TOTAL (000S)
Common Stocks
Consumer Discretionary	$13,487		$99,758	$—		$113,245
Consumer Staples	10,149		124,411	—		134,560
Energy	57,743		80,920	41		138,704
Financials	23,998		167,205	—		191,203
Health Care	12,530		66,031	—		78,561
Industrials	16,801		148,374	—		165,175
Information Technology	18,665		129,249	—		147,914
Materials	57,059		89,328	—		146,387
Telecommunication Services	28,036		47,817	—		75,853
Utilities	5,684		29,617	—		35,301
Convertible Preferred Stocks	12,252	(1)	—	—		12,252
Preferred Stocks
Consumer Staples	—		6,025	—		6,025
Energy	3,909		—	—		3,909
Utilities	3,839		—	—		3,839
Investment Companies	120,939		—	—		120,939
Rights	—		—	205	(1)	205
Short-Term Investments	—		29,553	—		29,553

Total Investments	$385,091		$1,018,288	$246		$1,403,625

Other Financial Instruments*	$154		$4	$—		$158

(1)	Classifications as defined in the Schedule of Investments.
*	Other financial instruments include futures and forwards, if applicable.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES (000S)
Balance as of 3/31/09	$600
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	(354)
Net Purchases (Sales)	—
Transfers in and/or out of Level 3	—

Balance as of 6/30/09	$246

The amount of change in total unrealized gain on investments in level 3 securities still held at June 30, 2009 was $12,000.

MULTI-MANAGER FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER LARGE CAP FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.2%
Aerospace/Defense - 3.7%
Boeing (The) Co.	63,000	$2,678
General Dynamics Corp.	78,136	4,328
Lockheed Martin Corp.	43,961	3,545
Northrop Grumman Corp.	136,500	6,235

		16,786

Agriculture - 0.9%
Archer-Daniels-Midland Co.	145,900	3,907

Apparel - 1.6%
Coach, Inc.	11,730	315
NIKE, Inc., Class B	78,457	4,063
Polo Ralph Lauren Corp.	57,000	3,052

		7,430

Auto Parts & Equipment - 0.0%
Johnson Controls, Inc.	9,700	211

Banks - 9.1%
Banco Santander S.A. ADR	67,260	814
Bank of America Corp.	502,040	6,627
Bank of New York Mellon Corp.	138,000	4,045
East-West Bancorp, Inc.	51,500	334
Goldman Sachs Group (The), Inc.	49,548	7,305
JPMorgan Chase & Co.	218,859	7,465
M&T Bank Corp.	57,500	2,929
Mitsubishi UFJ Financial Group, Inc. ADR	520,000	3,193
Morgan Stanley	28,580	815
Synovus Financial Corp.	484,000	1,447
U.S. Bancorp	106,274	1,904
Wells Fargo & Co.	128,511	3,118
Zions Bancorporation	120,000	1,387

		41,383

Beverages - 1.1%
Diageo PLC ADR	53,000	3,034
PepsiCo, Inc.	33,700	1,852

		4,886

Biotechnology - 2.0%
Celgene Corp.*	38,600	1,847
Genzyme Corp.*	12,076	672
Gilead Sciences, Inc.*	125,381	5,873
Vertex Pharmaceuticals, Inc.*	15,000	534

		8,926

Chemicals - 3.7%
Air Products & Chemicals, Inc.	48,700	3,146
Dow Chemical (The) Co.	106,625	1,721
du Pont (E.I.) de Nemours & Co.	146,100	3,743
Monsanto Co.	55,982	4,162
Potash Corp. of Saskatchewan, Inc.	20,371	1,895
Praxair, Inc.	34,275	2,436

		17,103

Commercial Services - 1.0%
Mastercard, Inc., Class A	26,640	4,457

Computers - 7.1%
Apple, Inc.*	84,323	12,010
EMC Corp. of Massachusetts*	260,000	3,406
Hewlett-Packard Co.	52,700	2,037
IBM Corp.	118,380	12,361
Research In Motion Ltd.*	33,400	2,373

		32,187

Cosmetics/Personal Care - 1.0%
Colgate-Palmolive Co.	29,500	2,087
L’Oreal S.A. ADR	166,000	2,485

		4,572

Diversified Financial Services - 1.4%
American Express Co.	107,719	2,503
Charles Schwab (The) Corp.	229,100	4,019

		6,522

Electric - 3.2%
Dominion Resources, Inc. of Virginia	107,000	3,576
Edison International	126,400	3,976
FPL Group, Inc.	59,800	3,400
Progress Energy, Inc.	100,100	3,787

		14,739

Electrical Components & Equipment - 0.3%
Molex, Inc.	48,000	746
Molex, Inc., Class A	60,000	863

		1,609

Electronics - 0.4%
Gentex Corp.	155,000	1,798

Energy - Alternate Sources - 0.3%
First Solar, Inc.*	8,580	1,391

MULTI-MANAGER FUNDS    1    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.2% continued
Entertainment - 0.0%
Warner Music Group Corp.*	8,300	$49

Environmental Control - 0.8%
Waste Management, Inc.	135,600	3,819

Food - 6.3%
Cadbury PLC ADR	29,200	1,005
ConAgra Foods, Inc.	172,000	3,278
Heinz (H.J.) Co.	108,000	3,856
Hershey (The) Co.	88,000	3,168
Kellogg Co.	70,000	3,260
Kraft Foods, Inc., Class A	145,100	3,677
Safeway, Inc.	316,562	6,448
Sysco Corp.	64,730	1,455
Unilever N.V. (New York Shares)	105,000	2,539

		28,686

Healthcare - Products - 3.4%
Alcon, Inc.	19,100	2,218
Baxter International, Inc.	131,600	6,970
Hospira, Inc.*	66,500	2,562
Johnson & Johnson	66,400	3,771

		15,521

Healthcare - Services - 1.4%
Quest Diagnostics, Inc.	74,700	4,215
Universal Health Services, Inc., Class B	41,000	2,003

		6,218

Household Products/Wares - 0.8%
Kimberly-Clark Corp.	69,600	3,649

Insurance - 2.2%
Aflac, Inc.	70,000	2,176
Allstate (The) Corp.	153,500	3,746
Travelers Cos. (The), Inc.	95,200	3,907

		9,829

Internet - 3.2%
Amazon.com, Inc.*	42,400	3,547
Baidu, Inc. ADR*	3,500	1,054
Google, Inc., Class A*	23,680	9,983

		14,584

Machinery - Diversified - 0.6%
Deere & Co.	68,500	2,737

Media - 0.5%
DIRECTV Group (The), Inc.*	22,518	557
Disney (The Walt) Co.	73,000	1,703

		2,260

Mining - 0.4%
BHP Billiton PLC ADR	42,900	1,950

Office/Business Equipment - 0.8%
Xerox Corp.	540,600	3,503

Oil & Gas - 6.8%
Chevron Corp.	56,200	3,723
ConocoPhillips	164,100	6,902
EOG Resources, Inc.	4,818	327
Marathon Oil Corp.	125,600	3,784
Occidental Petroleum Corp.	26,200	1,724
Petroleo Brasileiro S.A. ADR	107,544	4,407
Questar Corp.	74,500	2,314
Southwestern Energy Co.*	40,400	1,570
Suncor Energy, Inc.	20,600	625
Transocean Ltd.*	53,060	3,942
XTO Energy, Inc.	39,614	1,511

		30,829

Oil & Gas Services - 1.4%
National-Oilwell Varco, Inc.*	30,961	1,011
Schlumberger Ltd.	16,000	866
Weatherford International Ltd.*	236,600	4,628

		6,505

Pharmaceuticals - 7.2%
Abbott Laboratories	58,967	2,774
Bristol-Myers Squibb Co.	184,300	3,743
Cardinal Health, Inc.	121,800	3,721
Lilly (Eli) & Co.	82,500	2,858
Medco Health Solutions, Inc.*	44,500	2,030
Merck & Co., Inc.	143,400	4,009
Mylan, Inc.*	50,800	663
Pfizer, Inc.	253,200	3,798
Roche Holding A.G. ADR	57,300	1,954
Shire PLC ADR	20,390	846
Teva Pharmaceutical Industries Ltd. ADR	61,100	3,015
Wyeth	73,100	3,318

		32,729

Retail - 8.4%
Advance Auto Parts, Inc.	24,761	1,027
Chipotle Mexican Grill, Inc., Class B*	7,648	534
Costco Wholesale Corp.	95,211	4,351

NORTHERN FUNDS QUARTERLY REPORT    2    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER LARGE CAP FUND    continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.2% continued
Retail - 8.4% continued
CVS Caremark Corp.	239,921	$7,646
Gap (The), Inc.	227,000	3,723
Home Depot (The), Inc.	134,000	3,167
Kohl’s Corp.*	9,900	423
Lowe’s Cos., Inc.	113,777	2,208
McDonald’s Corp.	94,713	5,445
Penney (J.C.) Co., Inc.	85,000	2,440
Staples, Inc.	65,892	1,329
Starbucks Corp.*	30,500	424
Wal-Mart Stores, Inc.	58,319	2,825
Yum! Brands, Inc.	84,600	2,821

		38,363

Semiconductors - 2.4%
Analog Devices, Inc.	27,600	684
Applied Materials, Inc.	102,800	1,128
Intel Corp.	363,210	6,011
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	87,363	822
Texas Instruments, Inc.	112,000	2,385

		11,030

Software - 3.4%
Adobe Systems, Inc.*	227,212	6,430
Microsoft Corp.	76,800	1,825
Oracle Corp.	284,200	6,088
Salesforce.com, Inc.*	10,000	382
SAP A.G. ADR	22,900	920

		15,645

Telecommunications - 5.4%
AT&T, Inc.	149,400	3,711
Cisco Systems, Inc.*	142,100	2,649
Juniper Networks, Inc.*	20,628	487
Motorola, Inc.	448,900	2,976
QUALCOMM, Inc.	173,765	7,854
Verizon Communications, Inc.	123,500	3,795
Vodafone Group PLC ADR	156,500	3,050

		24,522

Toys, Games & Hobbies - 0.8%
Mattel, Inc.	228,300	3,664

Transportation - 1.2%
Norfolk Southern Corp.	41,365	1,558
Union Pacific Corp.	74,307	3,869

		5,427

Total Common Stocks

(Cost $445,050)		429,426

CONVERTIBLE PREFERRED STOCKS - 0.0%
Banks - 0.0%
East West Bancorp, Inc.*	268	156

Total Convertible Preferred Stocks

(Cost $268)		156

PREFERRED STOCKS - 0.2%
Banks - 0.2%
Wells Fargo & Co. (Depository Shares)*	34,675	773

Total Preferred Stocks

(Cost $575)		773

INVESTMENT COMPANIES - 5.4%
Northern Institutional Funds - Diversified Assets Portfolio (1) (2)	24,541,045	24,541

Total Investment Companies

(Cost $24,541)		24,541

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INVESTMENTS - 1.7%
BNP Paribas, Grand Cayman, Eurodollar Time Deposit,
0.08%, 7/1/09	$5,156	5,156
U.S. Treasury Bill,
0.27%, 11/19/09(3)	2,715	2,712
Total Short-Term Investments

(Cost $7,868)		7,868

Total Investments - 101.5%

(Cost $478,302)		462,764
Liabilities less Other Assets - (1.5)%		(6,617)

NET ASSETS - 100.0%		$456,147

(1)	At March 31, 2009, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $35,425,000 with net sales of approximately $10,884,000 during the period ended June 30, 2009.

MULTI-MANAGER FUNDS    3    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER LARGE CAP FUND continued	JUNE 30, 2009 (UNAUDITED)

(2)	Investment in affiliated fund. Northern Trust Investments, N.A. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2009, the Multi-Manager Large Cap Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (000S)
S&P 500	34	$7,782	Long	9/09	$69

Federal Tax Information:

At June 30,2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$478,302

Gross tax appreciation of investments	$22,755
Gross tax depreciation of investments	(38,293)

Net tax depreciation of investments	$(15,538)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager Large Cap Fund’s investments and other financial instruments which are carried at fair value, as of June 30, 2009:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$429,426	(1)	$—		$—	$429,426
Convertible Preferred Stocks	—		156	(1)	—	156
Preferred Stocks	773	(1)	—		—	773
Investment Companies	24,541		—		—	24,541
Short-Term Investments	—		7,868		—	7,868

Total Investments	$454,740		$8,024		$—	$462,764

Other Financial Instruments*	$69		$—		$—	$69

(1)	Classifications as defined in the Schedule of Investments.
*	Other financial instruments include futures and forwards, if applicable.

MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7%
Aerospace/Defense - 1.6%
Aerovironment, Inc.*	42,600	$1,315
Goodrich Corp.	30,400	1,519
L-3 Communications Holdings, Inc.	57,840	4,013
Spirit Aerosystems Holdings, Inc., Class A*	138,000	1,896

		8,743

Agriculture - 0.8%
Archer-Daniels-Midland Co.	71,100	1,904
Bunge Ltd.	18,100	1,091
Lorillard, Inc.	20,900	1,416

		4,411

Airlines - 0.2%
Skywest, Inc.	82,100	837

Apparel - 0.9%
Coach, Inc.	37,160	999
Jones Apparel Group, Inc.	42,900	460
Warnaco Group (The), Inc.*	99,300	3,217

		4,676

Banks - 2.8%
Banco Latinoamericano de Exportaciones S.A., Class E	42,000	522
BB&T Corp.	63,900	1,405
Comerica, Inc.	30,800	652
Huntington Bancshares, Inc. of Ohio	197,200	824
KeyCorp	43,200	226
Morgan Stanley	49,400	1,408
Park National Corp.	3,600	203
Prosperity Bancshares, Inc.	68,400	2,040
Regions Financial Corp.	111,000	449
Signature Bank of New York*	80,348	2,179
State Street Corp.	108,900	5,140

		15,048

Beverages - 1.9%
Coca-Cola Enterprises, Inc.	87,900	1,463
Dr Pepper Snapple Group, Inc.*	113,600	2,407
Hansen Natural Corp.*	48,977	1,509
Molson Coors Brewing Co., Class B	44,950	1,903
Pepsi Bottling Group, Inc.	60,600	2,051
PepsiAmericas, Inc.	37,400	1,003

		10,336

Biotechnology - 1.5%
Genzyme Corp.*	36,800	2,049
InterMune, Inc.*	41,700	634
Life Technologies Corp.*	89,800	3,746
Vertex Pharmaceuticals, Inc.*	48,200	1,718

		8,147

Chemicals - 1.8%
Celanese Corp., Class A	141,200	3,354
Lubrizol Corp.	47,800	2,261
NewMarket Corp.	18,300	1,232
PolyOne Corp.*	112,700	305
PPG Industries, Inc.	22,800	1,001
RPM International, Inc.	12,000	169
Schulman (A.), Inc.	30,200	456
Sigma-Aldrich Corp.	20,375	1,010

		9,788

Coal - 0.4%
Walter Energy, Inc.	51,400	1,863

Commercial Services - 4.6%
Advance America Cash Advance Centers, Inc.	116,100	514
Alliance Data Systems Corp.*	42,800	1,763
Capella Education Co.*	28,400	1,703
Convergys Corp.*	203,200	1,886
Donnelley (R.R.) & Sons Co.	64,900	754
FTI Consulting, Inc.*	20,045	1,017
Global Payments, Inc.	54,030	2,024
K12, Inc.*	109,800	2,366
Manpower, Inc.	15,545	658
Morningstar, Inc.*	32,320	1,333
Quanta Services, Inc.*	109,700	2,537
Resources Connection, Inc.*	104,700	1,798
Strayer Education, Inc.	28,675	6,254
United Rentals, Inc.*	11,720	76

		24,683

Computers - 3.5%
Cognizant Technology Solutions Corp., Class A*	89,285	2,384
Computer Sciences Corp.*	48,300	2,140
IHS, Inc., Class A*	36,725	1,831
Lexmark International, Inc., Class A*	50,800	805
Micros Systems, Inc.*	80,540	2,039
NCR Corp.*	105,800	1,252
Research In Motion Ltd.*	33,800	2,402
Seagate Technology	108,000	1,130
Sun Microsystems, Inc.*	62,500	576

MULTI-MANAGER FUNDS    1    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7% continued
Computers - 3.5% continued
Synopsys, Inc.*	44,200	$862
Western Digital Corp.*	115,500	3,061

		18,482

Cosmetics/Personal Care - 0.2%
Alberto-Culver Co.	37,815	962

Distribution/Wholesale - 1.3%
Fastenal Co.	61,950	2,055
Ingram Micro, Inc., Class A*	99,700	1,745
LKQ Corp.*	207,125	3,407

		7,207

Diversified Financial Services - 2.5%
Affiliated Managers Group, Inc.*	20,270	1,180
AmeriCredit Corp.*	41,200	558
Ameriprise Financial, Inc.	38,300	930
CIT Group, Inc.	59,100	127
Eaton Vance Corp.	30,725	822
Financial Federal Corp.	10,800	222
IntercontinentalExchange, Inc.*	16,600	1,896
Invesco Ltd.	198,030	3,529
Price (T. Rowe) Group, Inc.	27,800	1,158
Raymond James Financial, Inc.	44,200	761
Stifel Financial Corp.*	42,800	2,058

		13,241

Electric - 5.3%
AES (The) Corp.*	271,400	3,151
Alliant Energy Corp.	58,900	1,539
Ameren Corp.	34,800	866
American Electric Power Co., Inc.	25,100	725
CMS Energy Corp.	441,200	5,330
DTE Energy Co.	49,900	1,597
Hawaiian Electric Industries, Inc.	61,200	1,166
Mirant Corp.*	97,500	1,535
Northeast Utilities	117,900	2,630
NorthWestern Corp.	40,400	919
NRG Energy, Inc.*	58,000	1,506
NV Energy, Inc.	181,400	1,957
Pepco Holdings, Inc.	45,300	609
Pinnacle West Capital Corp.	28,400	856
SCANA Corp.	33,000	1,072
Xcel Energy, Inc.	163,500	3,010

		28,468

Electrical Components & Equipment - 1.1%
AMETEK, Inc.	43,180	1,493
General Cable Corp.*	100,750	3,786
Hubbell, Inc., Class B	19,600	629

		5,908

Electronics - 1.5%
Amphenol Corp., Class A	69,960	2,213
Benchmark Electronics, Inc.*	48,000	691
FLIR Systems, Inc.*	74,990	1,692
Sanmina-SCI Corp.*	58,200	26
Technitrol, Inc.	33,600	217
Thomas & Betts Corp.*	32,300	932
Trimble Navigation Ltd.*	76,095	1,494
Vishay Intertechnology, Inc.*	76,700	521

		7,786

Engineering & Construction - 0.9%
Fluor Corp.	46,550	2,387
Foster Wheeler A.G.*	43,700	1,038
Shaw Group (The), Inc.*	42,200	1,157

		4,582

Entertainment - 0.2%
DreamWorks Animation SKG, Inc., Class A*	33,900	935

Environmental Control - 1.0%
Clean Harbors, Inc.*	48,000	2,592
Stericycle, Inc.*	48,945	2,522

		5,114

Food - 2.4%
Cal-Maine Foods, Inc.	23,800	594
ConAgra Foods, Inc.	88,200	1,681
Dean Foods Co.*	69,400	1,332
Del Monte Foods Co.	86,864	815
Flowers Foods, Inc.	87,565	1,912
Fresh Del Monte Produce, Inc.*	29,300	476
Kroger (The) Co.	85,100	1,877
Safeway, Inc.	99,700	2,031
Sara Lee Corp.	128,100	1,250
Seaboard Corp.	191	214
SUPERVALU, Inc.	67,800	878

		13,060

Gas - 0.8%
AGL Resources, Inc.	21,900	696
Centerpoint Energy, Inc.	50,400	559

NORTHERN FUNDS QUARTERLY REPORT    2    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND    continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7% continued
Gas - 0.8% continued
Sempra Energy	38,600	$1,916
Southern Union Co.	62,600	1,151

		4,322

Hand/Machine Tools - 0.8%
Black & Decker Corp.	29,500	846
Lincoln Electric Holdings, Inc.	37,385	1,347
Snap-On, Inc.	74,600	2,144

		4,337

Healthcare - Products - 3.3%
Bard (C.R.), Inc.	25,575	1,904
Dentsply International, Inc.	70,500	2,152
Hill-Rom Holdings, Inc.	11,100	180
IDEXX Laboratories, Inc.*	48,160	2,225
Intuitive Surgical, Inc.*	17,600	2,880
Kinetic Concepts, Inc.*	71,900	1,959
Masimo Corp.*	48,800	1,177
ResMed, Inc.*	49,405	2,012
Thoratec Corp.*	46,400	1,243
Varian Medical Systems, Inc.*	57,175	2,009

		17,741

Healthcare - Services - 1.2%
CIGNA Corp.	33,300	802
Covance, Inc.*	37,540	1,847
Coventry Health Care, Inc.*	55,400	1,037
Health Management Associates, Inc., Class A*	227,200	1,122
Lincare Holdings, Inc.*	26,200	616
Universal Health Services, Inc., Class B	17,300	845

		6,269

Home Furnishings - 0.5%
Ethan Allen Interiors, Inc.	36,600	379
Whirlpool Corp.	55,300	2,354

		2,733

Household Products/Wares - 0.9%
American Greetings Corp., Class A	31,900	373
Blyth, Inc.	12,175	399
Church & Dwight, Inc.	38,130	2,071
Clorox Co.	20,000	1,117
Fortune Brands, Inc.	28,500	990
Jarden Corp.*	1,679	31

		4,981

Housewares - 0.2%
Newell Rubbermaid, Inc.	101,500	1,057

Insurance - 6.6%
ACE Ltd.	46,400	2,052
Aflac, Inc.	30,500	948
Alleghany Corp.*	9,200	2,493
Allied World Assurance Co. Holdings Ltd.	11,890	486
Allstate (The) Corp.	55,200	1,347
American Financial Group, Inc. of Ohio	57,553	1,242
Arch Capital Group Ltd.*	62,700	3,673
Aspen Insurance Holdings Ltd.	60,200	1,345
Assurant, Inc.	11,300	272
Chubb Corp.	38,900	1,551
Cincinnati Financial Corp.	30,200	675
eHealth, Inc.*	100,500	1,775
Endurance Specialty Holdings Ltd.	53,153	1,557
Everest Re Group Ltd.	23,100	1,653
Genworth Financial, Inc., Class A	35,900	251
IPC Holdings Ltd.	42,100	1,151
Lincoln National Corp.	14,400	248
Montpelier Re Holdings Ltd.	33,200	441
PartnerRe Ltd.	17,900	1,163
Presidential Life Corp.	44,400	336
Prudential Financial, Inc.	72,675	2,705
Tower Group, Inc.	71,500	1,772
Unum Group	313,400	4,971
W.R. Berkley Corp.	25,200	541
White Mountains Insurance Group Ltd.	900	206
XL Capital Ltd., Class A	22,700	260

		35,114

Internet - 2.5%
Baidu, Inc. ADR*	13,900	4,185
Ctrip.com International Ltd. ADR*	60,300	2,792
eBay, Inc.*	63,200	1,083
McAfee, Inc.*	64,810	2,734
MercadoLibre, Inc.*	92,056	2,474

		13,268

Investment Companies - 0.0%
Allied Capital Corp.	31,500	110

Iron/Steel - 0.1%
Carpenter Technology Corp.	29,500	614

Leisure Time - 0.6%
Brunswick Corp.	50,300	217

MULTI-MANAGER FUNDS    3    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7% continued
Leisure Time - 0.6% continued
Harley-Davidson, Inc.	76,500	$1,240
Polaris Industries, Inc.	32,600	1,047
Royal Caribbean Cruises Ltd.	66,050	895

		3,399

Lodging - 0.2%
Wyndham Worldwide Corp.	83,900	1,017

Machinery - Construction & Mining - 0.1%
Terex Corp.*	26,200	316

Machinery - Diversified - 1.4%
Flowserve Corp.	26,010	1,816
IDEX Corp.	51,455	1,264
Rockwell Automation, Inc.	65,100	2,091
Roper Industries, Inc.	49,910	2,261

		7,432

Media - 1.6%
Belo Corp., Class A	43,800	79
DISH Network Corp., Class A*	47,700	773
FactSet Research Systems, Inc.	25,835	1,289
Gannett Co., Inc.	27,800	99
McGraw-Hill Cos. (The), Inc.	71,250	2,145
Meredith Corp.	30,300	774
Shaw Communications, Inc., Class B	153,500	2,588
Time Warner Cable, Inc.	29,300	928

		8,675

Metal Fabrication/Hardware - 0.2%
Mueller Industries, Inc.	22,400	466
Timken (The) Co.	37,700	644

		1,110

Mining - 1.0%
Freeport-McMoRan Copper & Gold, Inc.	52,000	2,606
Thompson Creek Metals Co., Inc.*	263,100	2,689

		5,295

Miscellaneous Manufacturing - 2.4%
Cooper Industries Ltd., Class A	79,950	2,482
Crane Co.	80,700	1,800
Donaldson Co., Inc.	46,615	1,615
EnPro Industries, Inc.*	27,300	492
Parker Hannifin Corp.	34,300	1,474
SPX Corp.	64,400	3,154
Tyco International Ltd.	69,100	1,795

		12,812

Networking Products - 0.0%
Logmein, Inc.	9,400	150

Office/Business Equipment - 0.3%
Xerox Corp.	238,200	1,543

Oil & Gas - 4.7%
Berry Petroleum Co., Class A	53,100	987
Bill Barrett Corp.*	79,600	2,186
Contango Oil & Gas Co.*	15,543	660
Frontier Oil Corp.	30,600	401
Holly Corp.	26,500	477
Newfield Exploration Co.*	40,850	1,335
Noble Corp.	120,050	3,632
Noble Energy, Inc.	18,100	1,067
Patterson-UTI Energy, Inc.	49,200	633
Plains Exploration & Production Co.*	71,800	1,964
Southwestern Energy Co.*	69,840	2,713
Sunoco, Inc.	67,300	1,561
Tesoro Corp.	51,800	659
Ultra Petroleum Corp.*	25,100	979
Valero Energy Corp.	46,200	780
Whiting Petroleum Corp.*	85,550	3,008
XTO Energy, Inc.	58,430	2,229

		25,271

Oil & Gas Services - 2.7%
Core Laboratories N.V.	25,500	2,222
FMC Technologies, Inc.*	50,685	1,905
Hornbeck Offshore Services, Inc.*	57,600	1,232
National-Oilwell Varco, Inc.*	61,700	2,015
Oceaneering International, Inc.*	54,000	2,441
SEACOR Holdings, Inc.*	11,500	865
Smith International, Inc.	136,970	3,527

		14,207

Packaging & Containers - 0.9%
Crown Holdings, Inc.*	58,500	1,412
Owens-Illinois, Inc.*	30,000	840
Sonoco Products Co.	21,700	520
Temple-Inland, Inc.	159,300	2,090

		4,862

Pharmaceuticals - 3.6%
AmerisourceBergen Corp.	108,000	1,916
Endo Pharmaceuticals Holdings, Inc.*	54,400	975
Forest Laboratories, Inc.*	92,400	2,320
Herbalife Ltd.	41,500	1,309

NORTHERN FUNDS QUARTERLY REPORT    4    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND    continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7% continued
Pharmaceuticals - 3.6% continued
Isis Pharmaceuticals, Inc.*	55,500	$916
King Pharmaceuticals, Inc.*	78,200	753
Medicis Pharmaceutical Corp., Class A	11,300	184
Medivation, Inc.*	24,200	542
Mylan, Inc.*	352,800	4,604
Omnicare, Inc.	133,100	3,429
Watson Pharmaceuticals, Inc.*	54,600	1,839
XenoPort, Inc.*	21,400	496

		19,283

Pipelines - 0.7%
El Paso Corp.	131,600	1,215
Spectra Energy Corp.	135,000	2,284

		3,499

Real Estate Investment Trusts - 2.8%
Annaly Capital Management, Inc.	54,100	819
Boston Properties, Inc.	16,200	773
Capstead Mortgage Corp.	45,100	573
Digital Realty Trust, Inc.	83,200	2,983
FelCor Lodging Trust, Inc.	26,600	65
Health Care REIT, Inc.	82,200	2,803
Hospitality Properties Trust	79,800	949
Host Hotels & Resorts, Inc.	80,000	671
HRPT Properties Trust	196,800	799
Medical Properties Trust, Inc.	108,500	658
National Retail Properties, Inc.	67,850	1,177
Parkway Properties, Inc. of Maryland	21,200	276
RAIT Financial Trust	24,700	34
Simon Property Group, Inc.	36,337	1,869
Sunstone Hotel Investors, Inc.	81,476	436
Walter Investment Management Corp.*	8,436	112

		14,997

Retail - 5.1%
AutoNation, Inc.*	43,200	750
Best Buy Co., Inc.	66,050	2,212
Bob Evans Farms, Inc.	22,700	652
Brinker International, Inc.	73,700	1,255
Cabela’s, Inc.*	33,000	406
Chipotle Mexican Grill, Inc., Class B*	18,700	1,305
Copart, Inc.*	29,605	1,026
Darden Restaurants, Inc.	42,300	1,395
Dick’s Sporting Goods, Inc.*	111,370	1,916
Foot Locker, Inc.	142,100	1,488
Gap (The), Inc.	133,200	2,184
Kohl’s Corp.*	73,650	3,149
O’Reilly Automotive, Inc.*	72,770	2,771
Panera Bread Co., Class A*	46,615	2,324
RadioShack Corp.	150,500	2,101
Ruby Tuesday, Inc.*	71,600	477
Tractor Supply Co.*	48,470	2,003

		27,414

Savings & Loans - 1.3%
First Niagara Financial Group, Inc.	232,900	2,660
Hudson City Bancorp, Inc.	250,900	3,334
People’s United Financial, Inc.	71,700	1,078

		7,072

Semiconductors - 1.1%
Analog Devices, Inc.	40,700	1,009
Cavium Networks, Inc.*	93,705	1,575
Marvell Technology Group Ltd.*	172,000	2,002
MKS Instruments, Inc.*	408	5
Semtech Corp.*	46,600	741
Skyworks Solutions, Inc.*	79,800	781

		6,113

Software - 5.6%
Adobe Systems, Inc.*	67,925	1,922
ANSYS, Inc.*	133,770	4,168
Cerner Corp.*	44,610	2,779
Check Point Software Technologies*	36,600	859
Citrix Systems, Inc.*	81,370	2,595
Concur Technologies, Inc.*	38,600	1,200
Electronic Arts, Inc.*	64,400	1,399
Fiserv, Inc.*	47,980	2,193
Informatica Corp.*	92,700	1,593
Intuit, Inc.*	80,040	2,254
MSCI, Inc. Class A*	54,946	1,343
Nuance Communications, Inc.*	84,800	1,025
Salesforce.com, Inc.*	58,700	2,241
Solera Holdings, Inc.*	80,050	2,033
VMware, Inc., Class A*	86,102	2,348

		29,952

Telecommunications - 3.3%
3Com Corp.*	217,300	1,024
Amdocs Ltd.*	83,005	1,780
CenturyTel, Inc.	21,900	672
Cincinnati Bell, Inc.*	321,600	913
Clearwire Corp., Class A*	274,600	1,519

MULTI-MANAGER FUNDS    5    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7% continued
Telecommunications - 3.3% continued
Embarq Corp.	16,700	$702
Harris Corp.	32,200	913
Harris Stratex Networks, Inc., Class A*	7,999	52
Infinera Corp.*	165,454	1,511
NII Holdings, Inc.*	62,400	1,190
NTELOS Holdings Corp.	212,300	3,911
Qwest Communications International, Inc.	370,200	1,536
Tellabs, Inc.*	247,100	1,416
USA Mobility, Inc.	41,200	526

		17,665

Toys, Games & Hobbies - 0.2%
Hasbro, Inc.	44,000	1,067

Transportation - 2.6%
C.H. Robinson Worldwide, Inc.	76,050	3,966
Expeditors International of Washington, Inc.	122,465	4,083
Kansas City Southern*	56,400	909
Kirby Corp.*	41,800	1,329
Overseas Shipholding Group, Inc.	49,700	1,692
Pacer International, Inc.	48,800	109
Ryder System, Inc.	25,200	703
Tidewater, Inc.	30,700	1,316

		14,107

Total Common Stocks

(Cost $554,483)		512,081

INVESTMENT COMPANIES - 1.7%
Northern Institutional Funds - Diversified Assets Portfolio (1) (2)	8,972,862	8,973

Total Investment Companies

(Cost $8,973)		8,973

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INVESTMENTS - 2.4%
BNP Paribas, Grand Cayman, Eurodollar Time Deposit,
0.08%, 7/1/09	$11,071	11,071
U.S. Treasury Bill,
0.28%, 11/19/09(3)	2,020	2,018

Total Short-Term Investments

(Cost $13,089)		13,089

Total Investments - 99.8%

(Cost $576,545)		534,143
Other Assets less Liabilities - 0.2%		895

NET ASSETS - 100.0%		$535,038

(1)	Investment in affiliated fund. Northern Trust Investments, N.A. is an investment adviser of the Portfolio and the investment adviser to other Northern Institutional Funds and to the Northern Funds.
(2)	At March 31, 2009, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $12,524,000 with net sales of approximately $3,552,000 during the period ended June 30, 2009.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2009, the Multi-Manager Mid Cap Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (000S)
S&P Midcap
400 E-mini	225	$12,976	Long	9/09	$241

Federal Tax Information:

At June 30, 2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$576,545

Gross tax appreciation of investments	$40,223
Gross tax depreciation of investments	(82,626)

Net tax depreciation of investments	$(42,403)

NORTHERN FUNDS QUARTERLY REPORT    6    MULTI-MANAGER FUNDS

JUNE 30, 2009 (UNAUDITED)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager Mid Cap Fund’s investments and other financial instruments, which are carried at fair value, as of June 30, 2009:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$512,081	(1)	$—	$—	$512,081
Investment Companies	8,973		—	—	8,973
Short-Term Investments	—		13,089	—	13,089

Total Investments	$521,054		$13,089	$—	$534,143

Other Financial Instruments*	$241		$—	$—	$241

(1)	Classifications as defined in the Schedule of Investments.
*	Other financial instruments include futures and forwards, if applicable.

NORTHERN FUNDS QUARTERLY REPORT    7    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND	JUNE 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 93.6%
Aerospace/Defense - 1.3%
AAR Corp.*	99,200	$1,592
TransDigm Group, Inc.*	78,555	2,844

		4,436

Airlines - 0.2%
Skywest, Inc.	62,200	634

Apparel - 0.3%
Volcom, Inc.*	74,000	925

Auto Parts & Equipment - 0.2%
ATC Technology Corp.*	56,500	819

Banks - 5.1%
Banco Latinoamericano de Exportaciones S.A., Class E	38,795	482
Bank of the Ozarks, Inc.	55,000	1,190
Boston Private Financial Holdings, Inc.	232,200	1,040
Cathay General Bancorp	105,000	999
CVB Financial Corp.	175,000	1,045
First Financial Bancorp	129,400	973
First Financial Bankshares, Inc.	14,900	750
First Merchants Corp.	57,500	462
International Bancshares Corp.	112,500	1,160
Prosperity Bancshares, Inc.	40,800	1,217
Republic Bancorp, Inc., Class A	29,600	669
S & T Bancorp, Inc.	27,000	328
Signature Bank of New York*	62,993	1,708
Sterling Bancorp of New York	60,980	509
Synovus Financial Corp.	164,500	492
Tompkins Financial Corp.	12,300	590
Trico Bancshares	37,700	584
UMB Financial Corp.	11,600	441
United Bankshares, Inc.	40,100	784
Zions Bancorporation	142,500	1,647

		17,070

Beverages - 0.6%
Green Mountain Coffee Roasters, Inc.*	31,156	1,842

Biotechnology - 2.7%
Acorda Therapeutics, Inc.*	36,099	1,017
Alexion Pharmaceuticals, Inc.*	20,793	855
Bio-Rad Laboratories, Inc., Class A*	16,000	1,208
Dendreon Corp.*	56,458	1,403
Illumina, Inc.*	49,213	1,916
Life Technologies Corp.*	30,649	1,279
Vertex Pharmaceuticals, Inc.*	38,099	1,358

		9,036

Building Materials - 0.7%
Comfort Systems USA, Inc.	149,900	1,537
Gibraltar Industries, Inc.	130,000	893

		2,430

Chemicals - 1.2%
Lubrizol Corp.	22,795	1,078
Minerals Technologies, Inc.	6,400	231
PolyOne Corp.*	428,600	1,161
Schulman (A.), Inc.	90,600	1,369

		3,839

Commercial Services - 8.6%
Alliance Data Systems Corp.*	18,759	773
AMN Healthcare Services, Inc.*	165,500	1,056
Bridgepoint Education, Inc.*	62,380	1,060
Capella Education Co.*	35,790	2,146
Chemed Corp.	31,500	1,244
Deluxe Corp.	62,300	798
DeVry, Inc.	17,428	872
Emergency Medical Services Corp., Class A*	36,500	1,344
Euronet Worldwide, Inc.*	39,460	765
Huron Consulting Group, Inc.*	57,584	2,662
ICF International, Inc.*	40,820	1,126
ICT Group, Inc.*	94,036	821
K12, Inc.*	66,055	1,423
Monster Worldwide, Inc.*	187,547	2,215
Morningstar, Inc.*	32,610	1,345
New Oriental Education & Technology Group ADR*	4,767	321
PHH Corp.*	58,800	1,069
Resources Connection, Inc.*	72,000	1,236
Ritchie Bros. Auctioneers	31,200	732
SAIC, Inc.*	45,486	844
SEI Investments Co.	85,218	1,537
VistaPrint Ltd.*	67,628	2,884
WNS Holdings Ltd. ADR*	54,381	483

		28,756

Computers - 2.9%
Agilysys, Inc.	160,400	751
CACI International, Inc., Class A*	64,490	2,754
CIBER, Inc.*	373,225	1,157

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND    continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 93.6% continued
Computers - 2.9% continued
Cognizant Technology Solutions Corp., Class A*	56,153	$1,499
Electronics for Imaging, Inc.*	172,500	1,839
Synaptics, Inc.*	20,371	787
Unisys Corp.*	474,000	716

		9,503

Cosmetics/Personal Care - 0.1%
Inter Parfums, Inc.	56,853	417

Distribution/Wholesale - 1.6%
Huttig Building Products, Inc.*	86,500	81
Owens & Minor, Inc.	28,600	1,253
School Specialty, Inc.*	111,300	2,250
United Stationers, Inc.*	46,500	1,622

		5,206

Diversified Financial Services - 3.3%
Affiliated Managers Group, Inc.*	44,991	2,618
BGC Partners, Inc., Class A	106,759	405
Greenhill & Co., Inc.	29,368	2,121
IntercontinentalExchange, Inc.*	6,421	734
MF Global Ltd.*	297,503	1,764
National Financial Partners Corp.	112,186	821
Portfolio Recovery Associates, Inc.*	36,050	1,396
World Acceptance Corp.*	61,300	1,220

		11,079

Electric - 2.1%
Black Hills Corp.	51,900	1,193
CH Energy Group, Inc.	22,500	1,051
El Paso Electric Co.*	68,000	949
NorthWestern Corp.	51,700	1,177
Pike Electric Corp.*	146,000	1,759
PNM Resources, Inc.	85,600	917

		7,046

Electrical Components & Equipment - 1.6%
AMETEK, Inc.	46,000	1,591
Belden, Inc.	47,600	795
EnerSys*	54,300	988
GrafTech International Ltd.*	161,205	1,823

		5,197

Electronics - 3.2%
Benchmark Electronics, Inc.*	36,100	520
Cymer, Inc.*	36,273	1,079
Dolby Laboratories, Inc., Class A*	49,566	1,848
Gentex Corp.	69,430	805
Imax Corp.*	157,550	1,279
Itron, Inc.*	14,762	813
Jabil Circuit, Inc.	135,300	1,004
Newport Corp.*	69,300	401
Plexus Corp.*	68,000	1,391
Technitrol, Inc.	114,400	740
Watts Water Technologies, Inc., Class A	33,500	722

		10,602

Energy - Alternate Sources - 0.3%
Covanta Holding Corp.*	52,036	883

Engineering & Construction - 0.4%
EMCOR Group, Inc.*	53,300	1,072
Granite Construction, Inc.	7,000	233

		1,305

Entertainment - 1.2%
Lions Gate Entertainment Corp.*	157,110	880
Penn National Gaming, Inc.*	46,335	1,349
Scientific Games Corp., Class A*	120,950	1,907

		4,136

Environmental Control - 0.3%
Stericycle, Inc.*	17,223	888

Food - 1.5%
Flowers Foods, Inc.	65,500	1,431
J & J Snack Foods Corp.	27,600	991
Ralcorp Holdings, Inc.*	25,000	1,523
Smart Balance, Inc.*	157,590	1,073

		5,018

Forest Products & Paper - 0.8%
Glatfelter	117,100	1,042
Neenah Paper, Inc.	63,000	555
Wausau Paper Corp.	137,646	925

		2,522

Hand/Machine Tools - 0.4%
Kennametal, Inc.	67,818	1,301

Healthcare - Products - 4.2%
American Medical Systems Holdings, Inc.*	64,280	1,016
CardioNet, Inc.*	62,220	1,015
Conceptus, Inc.*	45,552	770
Cooper Cos. (The), Inc.	31,500	779
Haemonetics Corp. of Massachusetts*	35,869	2,044

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 93.6% continued
Healthcare - Products - 4.2% continued
ICU Medical, Inc.*	25,500	$1,049
Inverness Medical Innovations, Inc.*	26,357	938
Kensey Nash Corp.*	31,500	826
NuVasive, Inc.*	47,184	2,104
ResMed, Inc.*	22,955	935
SurModics, Inc.*	31,960	723
Thoratec Corp.*	61,417	1,645

		13,844

Healthcare - Services - 3.0%
Air Methods Corp.*	37,480	1,026
Amedisys, Inc.*	26,000	859
Centene Corp.*	87,956	1,757
Covance, Inc.*	40,000	1,968
Gentiva Health Services, Inc.*	38,000	626
Healthways, Inc.*	64,630	869
Icon PLC ADR*	49,730	1,073
Psychiatric Solutions, Inc.*	78,290	1,780

		9,958

Home Builders - 0.3%
Thor Industries, Inc.	47,900	880

Home Furnishings - 0.6%
DTS, Inc.*	69,230	1,874

Household Products/Wares - 0.9%
American Greetings Corp., Class A	139,500	1,629
Jarden Corp.*	80,540	1,510

		3,139

Insurance - 2.4%
Harleysville Group, Inc.	24,500	691
Hartford Financial Services Group, Inc.	84,500	1,003
Horace Mann Educators Corp.	122,500	1,221
Montpelier Re Holdings Ltd.	40,300	536
National Interstate Corp.	13,797	209
Platinum Underwriters Holdings Ltd.	25,400	726
RLI Corp.	13,300	596
SeaBright Insurance Holdings, Inc.*	50,300	510
Selective Insurance Group, Inc.	124,800	1,594
Zenith National Insurance Corp.	44,700	972

		8,058

Internet - 2.4%
CyberSource Corp.*	82,500	1,262
DealerTrack Holdings, Inc.*	116,000	1,972
j2 Global Communications, Inc.*	54,390	1,227
MercadoLibre, Inc.*	29,976	806
Priceline.com, Inc.*	9,190	1,025
United Online, Inc.	120,890	787
ValueClick, Inc.*	95,290	1,003

		8,082

Iron/Steel - 0.2%
Olympic Steel, Inc.	22,600	553

Leisure Time - 0.3%
WMS Industries, Inc.*	30,720	968

Lodging - 0.4%
Choice Hotels International, Inc.	47,957	1,276

Machinery - Construction & Mining - 0.5%
Terex Corp.*	140,814	1,700

Machinery - Diversified - 1.0%
Alamo Group, Inc.	81,710	825
IDEX Corp.	54,889	1,349
Wabtec Corp.	32,778	1,054

		3,228

Media - 0.9%
Central European Media Enterprises Ltd., Class A*	52,500	1,033
DG FastChannel, Inc.*	70,590	1,292
Mediacom Communications Corp., Class A*	117,576	601

		2,926

Metal Fabrication/Hardware - 0.2%
Mueller Water Products, Inc., Class A	198,300	742

Mining - 0.3%
Horsehead Holding Corp.*	143,580	1,070

Miscellaneous Manufacturing - 1.4%
Acuity Brands, Inc.	63,100	1,770
EnPro Industries, Inc.*	58,100	1,047
Hexcel Corp.*	110,500	1,053
Matthews International Corp., Class A	30,020	934

		4,804

Oil & Gas - 3.2%
Arena Resources, Inc.*	17,030	542
Atwood Oceanics, Inc.*	35,459	883
Cabot Oil & Gas Corp.	15,883	487
Carrizo Oil & Gas, Inc.*	34,920	599
Comstock Resources, Inc.*	17,070	564

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND    continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 93.6% continued
Oil & Gas - 3.2% continued
Concho Resources, Inc.*	84,024	$2,411
Delek US Holdings, Inc.	90,316	766
Quicksilver Resources, Inc.*	65,000	604
Rosetta Resources, Inc.*	188,184	1,646
Western Refining, Inc.*	164,600	1,162
Whiting Petroleum Corp.*	27,954	983

		10,647

Oil & Gas Services - 1.5%
Hornbeck Offshore Services, Inc.*	51,900	1,110
Lufkin Industries, Inc.	21,700	912
Oceaneering International, Inc.*	25,000	1,130
Superior Energy Services, Inc.*	42,189	729
Tetra Technologies, Inc.*	130,000	1,035

		4,916

Packaging & Containers - 0.7%
Greif, Inc., Class A	25,086	1,109
Silgan Holdings, Inc.	27,000	1,324

		2,433

Pharmaceuticals - 1.0%
BioMarin Pharmaceutical, Inc.*	55,910	873
Catalyst Health Solutions, Inc.*	50,060	1,248
Cephalon, Inc.*	14,316	811
Par Pharmaceutical Cos., Inc.*	28,000	424

		3,356

Real Estate Investment Trusts - 1.8%
Anworth Mortgage Asset Corp.	105,200	758
Extra Space Storage, Inc.	95,400	797
Inland Real Estate Corp.	82,200	575
Pennsylvania Real Estate Investment Trust	242,500	1,213
PS Business Parks, Inc.	15,100	731
Ramco-Gershenson Properties Trust	30,615	306
U-Store-It Trust	166,500	816
Washington Real Estate Investment Trust	32,800	734

		5,930

Retail - 8.3%
Aeropostale, Inc.*	25,242	865
American Eagle Outfitters, Inc.	58,755	833
Asbury Automotive Group, Inc.	51,782	530
Bob Evans Farms, Inc.	47,700	1,371
Borders Group, Inc.*	491,400	1,808
Buckle (The), Inc.	33,000	1,048
Buffalo Wild Wings, Inc.*	13,296	432
Burger King Holdings, Inc.	92,000	1,589
Cash America International, Inc.	23,400	547
Copart, Inc.*	49,400	1,713
Darden Restaurants, Inc.	19,935	657
Dick’s Sporting Goods, Inc.*	67,950	1,169
Finish Line (The), Inc., Class A	91,500	679
Genesco, Inc.*	33,600	631
Group 1 Automotive, Inc.	63,500	1,652
Guess?, Inc.	57,253	1,476
Gymboree Corp.*	31,500	1,118
Hibbett Sports, Inc.*	87,040	1,567
Jos. A. Bank Clothiers, Inc.*	53,860	1,856
Panera Bread Co., Class A*	19,527	974
Papa John’s International, Inc.*	43,500	1,078
Pep Boys - Manny, Moe & Jack	149,000	1,511
Ruby Tuesday, Inc.*	118,600	790
Stein Mart, Inc.*	100,000	886
Ulta Salon Cosmetics & Fragrance, Inc.*	82,260	915

		27,695

Savings & Loans - 0.2%
Flushing Financial Corp.	52,000	486
Provident New York Bancorp	30,200	245

		731

Semiconductors - 3.1%
Brooks Automation, Inc.*	141,600	634
Cavium Networks, Inc.*	58,380	981
Cypress Semiconductor Corp.*	113,392	1,043
Entegris, Inc.*	1,031,000	2,804
Rudolph Technologies, Inc.*	56,302	311
Silicon Laboratories, Inc.*	71,242	2,703
Varian Semiconductor Equipment Associates, Inc.*	54,000	1,296
Xilinx, Inc.	25,337	519

		10,291

Software - 7.6%
Acxiom Corp.	76,000	671
Avid Technology, Inc.*	147,000	1,971
Blackboard, Inc.*	57,999	1,674
Concur Technologies, Inc.*	31,690	985
Dun & Bradstreet Corp.	18,249	1,482
Informatica Corp.*	50,285	864
Innerworkings, Inc.*	140,890	669
MedAssets, Inc.*	86,420	1,681

MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 93.6% continued
Software - 7.6% continued
MSC.Software Corp.*	140,600	$936
MSCI, Inc., Class A*	96,586	2,361
Nuance Communications, Inc.*	204,510	2,473
Schawk, Inc.	128,000	961
Solera Holdings, Inc.*	59,000	1,499
Sybase, Inc.*	19,192	601
THQ, Inc.*	303,825	2,175
Ultimate Software Group, Inc.*	78,090	1,893
VeriFone Holdings, Inc.*	321,000	2,411

		25,307

Telecommunications - 3.4%
Anixter International, Inc.*	42,306	1,590
Arris Group, Inc.*	68,719	836
Atheros Communications, Inc.*	40,405	777
Black Box Corp.	32,500	1,088
Cincinnati Bell, Inc.*	118,100	335
General Communication, Inc., Class A*	277,700	1,925
Plantronics, Inc.	41,460	784
Polycom, Inc.*	113,468	2,300
SBA Communications Corp., Class A*	65,585	1,609

		11,244

Toys, Games & Hobbies - 0.4%
RC2 Corp.*	105,500	1,396

Transportation - 2.6%
Con-way, Inc.	18,837	665
Forward Air Corp.	70,500	1,503
Genco Shipping & Trading Ltd.	26,890	584
HUB Group, Inc., Class A*	40,352	833
Knight Transportation, Inc.	111,770	1,850
Landstar System, Inc.	89,695	3,221

		8,656

Water - 0.2%
California Water Service Group	18,000	663

Total Common Stocks

(Cost $312,294)		311,257

CONVERTIBLE PREFERRED STOCKS - 0.2%
Banks - 0.2%
East West Bancorp, Inc.*	1,486	864

Total Convertible Preferred Stocks

(Cost $1,486)		864

INVESTMENT COMPANIES - 2.9%
Northern Institutional Funds - Diversified Assets Portfolio (1) (2)	9,531,423	9,531

Total Investment Companies

(Cost $9,531)		9,531

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INVESTMENTS - 2.4%
BNP Paribas, Grand Cayman, Eurodollar Time Deposit,
0.08%, 7/1/09	$7,046	7,046
U.S. Treasury Bill,
0.27%, 11/19/09(3)	1,035	1,034

Total Short-Term Investments

(Cost $8,080)		8,080

Total Investments - 99.1%

(Cost $331,391)		329,732
Other Assets less Liabilities - 0.9%		2,874

NET ASSETS - 100.0%		$332,606

(1)	Investment in affiliated fund. Northern Trust Investments, N.A. is an investment adviser of the Portfolio and the investment adviser to other Northern Institutional Funds and to the Northern Funds.
(2)	At March 31, 2009, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $11,383,000 with net sales of approximately $1,852,000 during the three months ended June 30, 2009.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT    5    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND continued	JUNE 30, 2009 (UNAUDITED)

At June 30, 2009, the Multi-Manager Small Cap Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (000S)
Russell 2000
Mini	158	$8,014	Long	9/09	$131

Federal Tax Information:

At June 30,2009, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$331,391

Gross tax appreciation of investments	$28,567
Gross tax depreciation of investments	(30,226)

Net tax appreciation of investments	$(1,659)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager Small Cap Fund’s investments and other financial instruments which are carried at fair value, as of June 30, 2009:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	311,257	(1)	—		—	311,257
Convertible Preferred Stocks	—		864	(1)	—	864
Investment Companies	9,531		—		—	9,531
Short-Term Investments	—		8,080		—	8,080

Total Investments	$320,788		$8,944		$—	$329,732

Other Financial Instruments*	$131		$—		$—	$131

(1)	Classifications as defined in the Schedule of Investments.
*	Other financial instruments include futures and forwards, if applicable.

MULTI-MANAGER FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

Item 2.   Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended, as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.   Exhibits.

(a)	Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 207.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Funds

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	August 28, 2009

By:	/s/ Randal Rein
Randal Rein, Treasurer
(Principal Financial and Accounting Officer)

Date:	August 28, 2009